UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-22127

Columbia Funds Variable Series Trust II

 (Exact name of registrant as specified in charter)

290 Congress Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Commodity Strategy Fund  |  Semiannual Report 2021

Fund at a Glance
Investment objective
The Fund seeks to provide shareholders with total return.
Portfolio management
Marc Khalamayzer, CFA
Commodity Strategies Co-Portfolio Manager
Managed Fund since 2019
Matthew Ferrelli, CFA
Commodity Strategies Co-Portfolio Manager
Managed Fund since 2019
Ronald Stahl, CFA
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since May 2021
Gregory Liechty
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since May 2021
John D. Dempsey, CFA
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since May 2021
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/13	24.48	48.90	2.77	-3.52
Class 2	04/30/13	24.30	48.91	2.54	-3.74
Bloomberg Commodity Index Total Return		21.15	45.61	2.40	-3.45
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
Commodities market exposure (%) (at June 30, 2021)
Commodities contracts(a)	Long
Agriculture	29.2
Energy	36.7
Industrial metals	13.0
Livestock	6.7
Precious metals	14.4
Total notional market value of commodities contracts	100.0
(a) Reflects notional market value of commodities contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities contract are shown in the Consolidated Portfolio of Investments. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.
Portfolio Holdings (%) (at June 30, 2021)
Asset-Backed Securities — Non-Agency	11.3
Commercial Paper	3.3
Corporate Bonds & Notes	24.9
Foreign Government Obligations	0.5
Money Market Funds	48.2
Residential Mortgage-Backed Securities - Non-Agency	0.8
Treasury Bills	1.5
U.S. Government & Agency Obligations	1.7
Other Assets	7.8
Total	100.0
Percentages indicated are based upon net assets. At period end, the Fund held an investment in Affiliated Money Market Fund, Asset-Backed Securities — Non-Agency, Commercial Paper, Corporate Bonds & Notes, Foreign Government Obligations, Residential Mortgage-Backed Securities - Non-Agency, Treasury Bills and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund’s investments in open commodities contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,244.80	1,021.08	4.17	3.76	0.75
Class 2	1,000.00	1,000.00	1,243.00	1,019.84	5.56	5.01	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	5

Consolidated Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	100,000	99,978
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class A
10/15/2024	0.370%	365,291	365,551
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	375,000	377,055
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	200,000	200,111
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	1,000,000	1,027,331
CarMax Auto Owner Trust(b)
Series 2020-3 Class A2B
1-month USD LIBOR + 0.250% 06/15/2023	0.323%	740,187	740,597
Carvana Auto Receivables Trust
Series 2021-P2 Class A2
07/10/2024	0.300%	700,000	700,000
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	725,000	733,622
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	940,887	948,395
DLL LLC(a)
Series 2019-MT3 Class A3
02/21/2023	2.080%	702,540	708,019
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	525,000	543,003
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2024	2.080%	200,000	201,687
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	359,646	359,439
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	991,332	991,642
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,050,000	1,072,379
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	300,000	299,447
HPEFS Equipment Trust(a)
Series 2021-2A Class A2
09/20/2028	0.300%	300,000	299,840
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	400,000	399,203
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	804,753	813,945
Series 2020-A Class A2
04/09/2024	0.740%	348,562	349,858
NextGear Floorplan Master Owner Trust(a)
Series 2019-2A Class A2
10/15/2024	2.070%	1,000,000	1,020,861
Nissan Master Owner Trust Receivables(b)
Series 2019-B Class A
1-month USD LIBOR + 0.430% 11/15/2023	0.503%	1,050,000	1,051,470
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	1,037,856	1,040,444
Santander Retail Auto Lease Trust(a)
Series 2021-B Class A2
01/22/2024	0.310%	500,000	499,413
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	245,788	247,231
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	300,000	299,438
Total Asset-Backed Securities — Non-Agency (Cost $15,397,207)			15,389,959

Commercial Paper 3.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.4%
Eaton Corp.
Series 204-2
07/12/2021	0.160%	500,000	499,973
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Electric 2.2%
American Electric Power Co.(a)
Series 204-2
08/05/2021	0.190%	500,000	499,905
Arizona Public Service Co.
Series 203-a-3
07/14/2021	0.100%	500,000	499,981
CenterPoint Energy, Inc.
Series 204-2
07/09/2021	0.120%	500,000	499,985
Consolidated Edison Co. of New York, Inc.
Series 204-2
07/19/2021	0.120%	500,000	499,968
Dominion Resources, Inc.
Series 204-2
07/20/2021	0.160%	500,000	499,956
Eversource Energy
Series 204-2
07/22/2021	0.120%	500,000	499,963
Total			2,999,758
Health Care 0.3%
Cigna Corp.
Series 204-2
09/09/2021	0.270%	500,000	499,737
Railroads 0.4%
Union Pacific Corp.
Series 204-2
07/15/2021	0.140%	500,000	499,971
Total Commercial Paper (Cost $4,499,523)			4,499,439

Corporate Bonds & Notes 24.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
L3Harris Technologies, Inc.
06/15/2023	3.850%	325,000	345,570
Raytheon Technologies Corp.
12/15/2022	2.500%	325,000	333,526
Total			679,096
Automotive 0.4%
Toyota Motor Credit Corp.
06/14/2024	0.500%	490,000	487,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 9.0%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	0.926%	500,000	506,500
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.580% 11/09/2022	0.742%	360,000	362,484
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	0.536%	700,000	700,427
Bank of Montreal(b)
SOFR + 0.680% 03/10/2023	0.730%	450,000	454,199
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 1.050% 10/30/2023	1.236%	450,000	455,400
Bank of Nova Scotia (The)(b)
SOFR + 0.445% 04/15/2024	0.495%	450,000	451,537
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	0.779%	350,000	354,541
Citigroup, Inc.(b)
3-month USD LIBOR + 0.690% 10/27/2022	0.871%	695,000	699,645
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.700% 03/10/2022	0.828%	350,000	351,564
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	0.668%	450,000	452,697
Discover Bank
02/06/2023	3.350%	325,000	338,878
DNB Bank ASA(a)
12/02/2022	2.150%	360,000	369,316
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	0.900%	600,000	605,274
HSBC Holdings PLC(c)
03/13/2023	3.262%	425,000	433,580
JPMorgan Chase & Co.(c)
04/01/2023	3.207%	675,000	689,236
Lloyds Bank PLC
08/14/2022	2.250%	325,000	331,972
Morgan Stanley(c)
04/05/2024	0.731%	600,000	601,309

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	7

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	0.529%	360,000	361,710
PNC Bank NA(b)
3-month USD LIBOR + 0.500% 07/27/2022	0.681%	426,000	428,104
Royal Bank of Canada(b)
3-month USD LIBOR + 0.360% 01/17/2023	0.550%	460,000	461,802
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	350,000	351,587
Toronto-Dominion Bank (The)(b)
SOFR + 0.450% 09/28/2023	0.500%	460,000	462,975
Truist Financial Corp.(b)
3-month USD LIBOR + 0.650% 04/01/2022	0.795%	450,000	451,653
UBS AG(a)
02/09/2024	0.450%	450,000	447,593
Wells Fargo & Co.(b)
3-month USD LIBOR + 1.230% 10/31/2023	1.416%	650,000	659,168
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.720% 05/15/2023	0.876%	450,000	455,152
Total			12,238,303
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	1.826%	350,000	359,797
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	0.814%	155,000	156,825
Total			516,622
Chemicals 0.2%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	1.266%	325,000	330,898
Construction Machinery 0.9%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	425,000	424,635
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.550% 06/07/2023	0.681%	425,000	429,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
06/07/2024	0.450%	425,000	423,830
Total			1,277,712
Diversified Manufacturing 0.9%
General Electric Co.
10/09/2022	2.700%	425,000	436,797
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.230% 08/19/2022	0.380%	425,000	425,097
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	400,000	400,314
Total			1,262,208
Electric 2.5%
CenterPoint Energy, Inc.
09/01/2022	2.500%	350,000	357,807
Consumers Energy Co.
08/15/2023	3.375%	297,000	313,565
DTE Energy Co.
11/01/2022	2.250%	350,000	358,284
Duke Energy Progress LLC(b)
3-month USD LIBOR + 0.180% 02/18/2022	0.335%	360,000	360,005
Eversource Energy
03/15/2022	2.750%	350,000	355,181
Florida Power & Light Co.(b)
SOFR + 0.250% 05/10/2023	0.300%	375,000	374,974
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	0.350%	216,000	216,096
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	0.380%	353,000	353,251
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	375,000	385,759
Southern California Edison Co.(b)
3-month USD LIBOR + 0.270% 12/03/2021	0.399%	350,000	350,060
Total			3,424,982
Food and Beverage 0.8%
Campbell Soup Co.
08/02/2022	2.500%	350,000	357,738
ConAgra Foods, Inc.
01/25/2023	3.200%	350,000	362,164

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.365% 05/02/2022	0.541%	66,000	66,178
Tyson Foods, Inc.
09/28/2023	3.900%	221,000	236,788
Total			1,022,868
Health Care 0.5%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.161%	350,000	352,838
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	1.074%	350,000	354,541
Total			707,379
Healthcare Insurance 0.2%
Anthem, Inc.
12/01/2022	2.950%	325,000	336,036
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	250,000	250,160
Integrated Energy 0.7%
BP Capital Markets PLC
11/06/2022	2.500%	325,000	334,344
Cenovus Energy, Inc.
09/15/2023	3.800%	250,000	263,653
Chevron Corp.(b)
3-month USD LIBOR + 0.480% 03/03/2022	0.609%	325,000	325,947
Total			923,944
Life Insurance 1.1%
Metropolitan Life Global Funding I(a),(b)
SOFR + 0.320% 01/07/2024	0.370%	425,000	425,873
New York Life Global Funding(a),(b)
SOFR + 0.220% 02/02/2023	0.270%	209,000	209,069
Pricoa Global Funding I(a)
09/21/2022	2.450%	410,000	420,596
Principal Life Global Funding II(a)
01/08/2024	0.500%	425,000	424,089
Total			1,479,627
Media and Entertainment 0.5%
Discovery Communications LLC
03/20/2023	2.950%	275,000	286,105
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 09/01/2022	0.525%	360,000	361,331
Total			647,436
Midstream 0.9%
Enbridge, Inc.(b)
SOFR + 0.400% 02/17/2023	0.450%	250,000	250,468
Energy Transfer Partners LP
02/01/2023	3.600%	200,000	207,508
Enterprise Products Operating LLC
02/01/2022	3.500%	275,000	280,126
Kinder Morgan, Inc.
01/15/2023	3.150%	250,000	259,598
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	78,000	80,060
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	200,000	200,033
Total			1,277,793
Pharmaceuticals 1.5%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	0.799%	435,000	437,852
Amgen, Inc.
05/11/2022	2.650%	360,000	366,689
AstraZeneca PLC
05/26/2023	0.300%	425,000	423,809
Bristol-Myers Squibb Co.
11/13/2023	0.537%	425,000	425,264
Roche Holdings, Inc.(a)
01/28/2022	1.750%	425,000	428,206
Total			2,081,820
Property & Casualty 0.5%
American International Group, Inc.
02/15/2024	4.125%	325,000	353,865
Loews Corp.
05/15/2023	2.625%	325,000	336,690
Total			690,555
Refining 0.2%
Phillips 66(b)
3-month USD LIBOR + 0.620% 02/15/2024	0.776%	250,000	250,307

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	9

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.8%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	325,000	347,165
Fidelity National Information Services, Inc.
03/01/2023	0.375%	350,000	349,703
International Business Machines Corp.
05/13/2022	2.850%	350,000	358,112
Microchip Technology, Inc.
06/01/2023	4.333%	300,000	319,882
Oracle Corp.
10/15/2022	2.500%	375,000	385,014
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	0.916%	350,000	353,404
RELX Capital, Inc.
03/16/2023	3.500%	275,000	288,498
Total			2,401,778
Transportation Services 0.2%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	275,000	287,407
Wireless 0.2%
American Tower Corp.
01/31/2023	3.500%	325,000	340,468
Wirelines 0.8%
AT&T, Inc.(b)
SOFR + 0.640% 03/25/2024	0.690%	525,000	526,232
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	0.550%	525,000	529,553
Total			1,055,785
Total Corporate Bonds & Notes (Cost $34,004,404)			33,970,837

Foreign Government Obligations(d) 0.5%

Canada 0.5%
Province of Ontario
06/29/2022	2.450%	350,000	357,722
Province of Quebec
01/31/2022	2.375%	350,000	354,455
Total			712,177
Total Foreign Government Obligations (Cost $712,799)			712,177

Residential Mortgage-Backed Securities - Non-Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.942%	700,000	714,141
MRA Issuance Trust(a),(b),(e),(f)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.700%	350,000	350,000
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,065,057)			1,064,141

Treasury Bills 1.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 1.5%
U.S. Treasury Bills
12/02/2021	0.050%	2,000,000	1,999,585
Total Treasury Bills (Cost $1,999,701)			1,999,585

U.S. Government & Agency Obligations 1.7%

Federal Farm Credit Banks Funding Corp.(b)
1-month USD LIBOR + 0.030% 11/02/2021	0.120%	280,000	280,016
Federal Farm Credit Banks Funding Corp.
06/09/2022	0.080%	2,000,000	1,999,545
Total U.S. Government & Agency Obligations (Cost $2,280,066)			2,279,561

Money Market Funds 48.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(g),(h)	65,717,173	65,710,602
Total Money Market Funds (Cost $65,696,649)		65,710,602
Total Investments in Securities (Cost: $125,655,406)		125,626,301
Other Assets & Liabilities, Net		10,632,991
Net Assets		136,259,292

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
At June 30, 2021, securities and/or cash totaling $10,542,915 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	29	07/2021	USD	2,163,980	522,824	—
Brent Crude	11	07/2021	USD	820,820	43,350	—
Brent Crude	18	09/2021	USD	1,314,900	290,413	—
Brent Crude	13	09/2021	USD	949,650	153,940	—
Brent Crude	32	11/2021	USD	2,296,640	351,915	—
Brent Crude	64	01/2022	USD	4,528,640	233,357	—
Coffee	2	09/2021	USD	119,813	24,691	—
Coffee	1	09/2021	USD	59,906	12,303	—
Coffee	24	12/2021	USD	1,463,850	255,368	—
Coffee	4	12/2021	USD	243,975	47,350	—
Coffee	28	03/2022	USD	1,735,650	54,044	—
Copper	9	09/2021	USD	965,025	134,506	—
Copper	1	09/2021	USD	107,225	13,106	—
Copper	24	12/2021	USD	2,570,100	158,254	—
Copper	4	12/2021	USD	428,350	61,251	—
Copper	28	03/2022	USD	2,997,400	—	(242,803)
Corn	36	09/2021	USD	1,078,650	219,069	—
Corn	44	09/2021	USD	1,318,350	183,327	—
Corn	91	12/2021	USD	2,677,675	477,819	—
Corn	17	12/2021	USD	500,225	111,619	—
Corn	107	03/2022	USD	3,185,925	—	(41,362)
Cotton	4	12/2021	USD	169,800	14,347	—
Cotton	4	12/2021	USD	169,800	8,016	—
Cotton	37	03/2022	USD	1,567,135	—	(19,780)
Gas Oil	7	09/2021	USD	419,825	86,727	—
Gas Oil	10	11/2021	USD	598,750	83,906	—
Gas Oil	4	11/2021	USD	239,500	41,108	—
Gas Oil	29	01/2022	USD	1,724,775	167,688	—
Gas Oil	15	03/2022	USD	888,375	17,358	—
Gold 100 oz.	3	08/2021	USD	531,480	—	(17,623)
Gold 100 oz.	14	08/2021	USD	2,480,240	—	(61,979)
Gold 100 oz.	37	12/2021	USD	6,570,460	179,439	—
Gold 100 oz.	37	02/2022	USD	6,577,490	—	(319,408)
Lean Hogs	57	08/2021	USD	2,354,100	—	(284,501)
Lean Hogs	9	10/2021	USD	314,190	38,733	—
Lean Hogs	8	10/2021	USD	279,280	21,360	—
Lean Hogs	19	12/2021	USD	608,570	28,903	—
Lean Hogs	36	02/2022	USD	1,206,000	—	(53,087)
Live Cattle	18	08/2021	USD	883,620	38,417	—
Live Cattle	2	08/2021	USD	98,180	4,928	—
Live Cattle	12	10/2021	USD	615,120	35,462	—
Live Cattle	7	10/2021	USD	358,820	18,426	—
Live Cattle	19	12/2021	USD	1,003,960	48,594	—
Live Cattle	37	02/2022	USD	2,002,440	41,304	—
Natural Gas	114	08/2021	USD	4,131,360	757,796	—
Natural Gas	8	08/2021	USD	289,920	66,006	—
Natural Gas	68	10/2021	USD	2,487,440	534,193	—
Natural Gas	130	12/2021	USD	4,949,100	794,654	—
Natural Gas	71	02/2022	USD	2,476,480	211,778	—
Nickel	6	11/2021	USD	656,064	71,972	—
Nickel	12	01/2022	USD	1,312,488	81,982	—
Nickel	6	03/2022	USD	656,604	1,925	—
NY Harbor ULSD Heat Oil	3	08/2021	USD	268,468	62,979	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	11

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	6	10/2021	USD	536,836	76,513	—
NY Harbor ULSD Heat Oil	2	10/2021	USD	178,945	32,642	—
NY Harbor ULSD Heat Oil	16	12/2021	USD	1,428,672	118,953	—
NY Harbor ULSD Heat Oil	8	02/2022	USD	708,859	—	(2,892)
Primary Aluminum	4	09/2021	USD	252,450	49,268	—
Primary Aluminum	12	09/2021	USD	757,350	16,722	—
Primary Aluminum	15	11/2021	USD	944,250	126,022	—
Primary Aluminum	5	11/2021	USD	314,750	55,949	—
Primary Aluminum	39	01/2022	USD	2,447,250	99,229	—
Primary Aluminum	20	03/2022	USD	1,252,000	21,366	—
RBOB Gasoline	5	08/2021	USD	466,914	118,748	—
RBOB Gasoline	18	08/2021	USD	1,680,890	78,876	—
RBOB Gasoline	6	10/2021	USD	518,792	80,023	—
RBOB Gasoline	2	10/2021	USD	172,931	40,318	—
RBOB Gasoline	1	10/2021	USD	86,465	21,796	—
RBOB Gasoline	19	12/2021	USD	1,605,576	173,448	—
RBOB Gasoline	9	02/2022	USD	763,825	6,424	—
Silver	6	09/2021	USD	785,820	25,601	—
Silver	1	09/2021	USD	130,970	3,579	—
Silver	15	12/2021	USD	1,967,925	61,742	—
Silver	15	03/2022	USD	1,971,600	—	(111,003)
Soybean	20	11/2021	USD	1,399,000	224,257	—
Soybean	12	11/2021	USD	839,400	94,298	—
Soybean	54	01/2022	USD	3,779,325	150,792	—
Soybean	27	03/2022	USD	1,853,213	—	(52,750)
Soybean Meal	6	12/2021	USD	229,020	6,832	—
Soybean Meal	6	12/2021	USD	229,020	6,574	—
Soybean Meal	54	01/2022	USD	2,052,540	—	(78,597)
Soybean Meal	27	03/2022	USD	1,010,070	—	(26,006)
Soybean Oil	29	12/2021	USD	1,092,024	384,436	—
Soybean Oil	27	12/2021	USD	1,016,712	226,172	—
Soybean Oil	74	01/2022	USD	2,764,344	426,495	—
Soybean Oil	38	03/2022	USD	1,399,692	—	(17,280)
Sugar #11	36	09/2021	USD	721,325	126,418	—
Sugar #11	83	09/2021	USD	1,663,054	41,491	—
Sugar #11	160	02/2022	USD	3,239,936	256,795	—
Wheat	6	09/2021	USD	203,850	14,329	—
Wheat	4	09/2021	USD	135,900	9,140	—
Wheat	3	09/2021	USD	98,850	6,395	—
Wheat	2	09/2021	USD	65,900	5,192	—
Wheat	1	09/2021	USD	33,975	—	(2)
Wheat	40	12/2021	USD	1,370,000	88,886	—
Wheat	25	12/2021	USD	833,750	66,406	—
Wheat	3	12/2021	USD	102,750	7,385	—
Wheat	14	03/2022	USD	471,975	8,667	—
Wheat	10	03/2022	USD	337,125	—	(17,796)
Wheat	43	03/2022	USD	1,485,650	—	(54,269)
WTI Crude	23	08/2021	USD	1,673,710	438,160	—
WTI Crude	29	08/2021	USD	2,110,330	233,054	—
WTI Crude	29	10/2021	USD	2,055,810	359,744	—
WTI Crude	11	10/2021	USD	779,790	179,402	—
WTI Crude	81	12/2021	USD	5,623,830	719,860	—
WTI Crude	41	02/2022	USD	2,794,970	98,794	—
Zinc	1	09/2021	USD	74,425	7,690	—
Zinc	8	11/2021	USD	595,500	38,381	—
Zinc	3	11/2021	USD	223,313	21,288	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Zinc	21	01/2022	USD	1,561,875	33,711	—
Zinc	11	03/2022	USD	818,263	—	(14,974)
Total					12,294,770	(1,416,112)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(10)	09/2021	USD	(2,203,203)	—	(804)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $19,301,668, which represents 14.17% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2021.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $350,000, which represents 0.26% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	57,858,771	194,952,959	(187,101,129)	1	65,710,602	—	35,328	65,717,173
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	13

Consolidated Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	15,389,959	—	15,389,959
Commercial Paper	—	4,499,439	—	4,499,439
Corporate Bonds & Notes	—	33,970,837	—	33,970,837
Foreign Government Obligations	—	712,177	—	712,177
Residential Mortgage-Backed Securities - Non-Agency	—	714,141	350,000	1,064,141
Treasury Bills	1,999,585	—	—	1,999,585
U.S. Government & Agency Obligations	—	2,279,561	—	2,279,561
Money Market Funds	65,710,602	—	—	65,710,602
Total Investments in Securities	67,710,187	57,566,114	350,000	125,626,301
Investments in Derivatives
Asset
Futures Contracts	12,294,770	—	—	12,294,770
Liability
Futures Contracts	(1,416,916)	—	—	(1,416,916)
Total	78,588,041	57,566,114	350,000	136,504,155
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Consolidated Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $59,958,757)	$59,915,699
Affiliated issuers (cost $65,696,649)	65,710,602
Margin deposits on:
Futures contracts	10,542,915
Receivable for:
Capital shares sold	73,150
Dividends	3,378
Interest	127,709
Foreign tax reclaims	279
Variation margin for futures contracts	2,134,626
Prepaid expenses	9,496
Total assets	138,517,854
Liabilities
Due to custodian	22
Payable for:
Investments purchased	1,449,083
Capital shares purchased	582,104
Variation margin for futures contracts	155,354
Management services fees	2,329
Distribution and/or service fees	158
Service fees	2,279
Compensation of board members	42,813
Compensation of chief compliance officer	13
Other expenses	24,407
Total liabilities	2,258,562
Net assets applicable to outstanding capital stock	$136,259,292
Represented by
Paid in capital	254,356,255
Total distributable earnings (loss)	(118,096,963)
Total - representing net assets applicable to outstanding capital stock	$136,259,292
Class 1
Net assets	$112,639,691
Shares outstanding	20,887,706
Net asset value per share	$5.39
Class 2
Net assets	$23,619,601
Shares outstanding	4,443,866
Net asset value per share	$5.32
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	15

Consolidated Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$35,328
Interest	18,070
Total income	53,398
Expenses:
Management services fees	407,438
Distribution and/or service fees
Class 2	24,510
Service fees	15,104
Compensation of board members	14,131
Custodian fees	4,843
Printing and postage fees	4,940
Audit fees	17,938
Legal fees	6,356
Interest on collateral	8,808
Compensation of chief compliance officer	12
Other	4,866
Total expenses	508,946
Net investment loss	(455,548)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	367
Futures contracts	26,655,398
Net realized gain	26,655,765
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(42,893)
Investments — affiliated issuers	1
Futures contracts	2,269,187
Net change in unrealized appreciation (depreciation)	2,226,295
Net realized and unrealized gain	28,882,060
Net increase in net assets resulting from operations	$28,426,512
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$(455,548)	$277,004
Net realized gain (loss)	26,655,765	(36,877,312)
Net change in unrealized appreciation (depreciation)	2,226,295	(5,702,567)
Net increase (decrease) in net assets resulting from operations	28,426,512	(42,302,875)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(19,062,618)
Class 2	—	(2,984,500)
Total distributions to shareholders	—	(22,047,118)
Decrease in net assets from capital stock activity	(11,272,727)	(236,796,521)
Total increase (decrease) in net assets	17,153,785	(301,146,514)
Net assets at beginning of period	119,105,507	420,252,021
Net assets at end of period	$136,259,292	$119,105,507

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	200,625	998,064	186,081	897,221
Distributions reinvested	—	—	4,990,214	19,062,618
Redemptions	(3,137,847)	(15,792,651)	(54,185,035)	(259,794,964)
Net decrease	(2,937,222)	(14,794,587)	(49,008,740)	(239,835,125)
Class 2
Subscriptions	1,268,027	6,076,709	1,179,004	5,047,225
Distributions reinvested	—	—	791,645	2,984,500
Redemptions	(533,411)	(2,554,849)	(1,183,598)	(4,993,121)
Net increase	734,616	3,521,860	787,051	3,038,604
Total net decrease	(2,202,606)	(11,272,727)	(48,221,689)	(236,796,521)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	17

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$4.33	(0.02)	1.08	1.06	—	—
Year Ended 12/31/2020	$5.55	0.01	(0.22)	(0.21)	(1.01)	(1.01)
Year Ended 12/31/2019	$5.21	0.08	0.33	0.41	(0.07)	(0.07)
Year Ended 12/31/2018	$6.05	0.07	(0.90)	(0.83)	(0.01)	(0.01)
Year Ended 12/31/2017	$6.33	0.01	0.07	0.08	(0.36)	(0.36)
Year Ended 12/31/2016	$5.61	(0.02)	0.74	0.72	—	—
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$4.28	(0.02)	1.06	1.04	—	—
Year Ended 12/31/2020	$5.50	(0.02)	(0.20)	(0.22)	(1.00)	(1.00)
Year Ended 12/31/2019	$5.15	0.07	0.33	0.40	(0.05)	(0.05)
Year Ended 12/31/2018	$6.00	0.06	(0.91)	(0.85)	—	—
Year Ended 12/31/2017	$6.27	(0.01)	0.08	0.07	(0.34)	(0.34)
Year Ended 12/31/2016	$5.58	(0.04)	0.73	0.69	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. If interest on collateral expense had been excluded, expenses would have been lower by 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$5.39	24.48%	0.75%(c),(d)	0.75%(c),(d)	(0.67%)(c)	104%	$112,640
Year Ended 12/31/2020	$4.33	(1.29%)	0.70%	0.70%	0.23%	0%	$103,243
Year Ended 12/31/2019	$5.55	7.80%	0.66%	0.66%	1.53%	0%	$404,193
Year Ended 12/31/2018	$5.21	(13.77%)	0.66%(e)	0.66%(e)	1.18%	0%	$226,877
Year Ended 12/31/2017	$6.05	1.80%	0.69%	0.69%	0.15%	0%	$536,624
Year Ended 12/31/2016	$6.33	12.83%	0.74%	0.74%	(0.39%)	0%	$481,110
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$5.32	24.30%	1.00%(c),(d)	1.00%(c),(d)	(0.92%)(c)	104%	$23,620
Year Ended 12/31/2020	$4.28	(1.55%)	0.98%	0.98%	(0.39%)	0%	$15,862
Year Ended 12/31/2019	$5.50	7.78%	0.91%	0.91%	1.29%	0%	$16,059
Year Ended 12/31/2018	$5.15	(14.17%)	0.92%(e)	0.92%(e)	1.05%	0%	$15,269
Year Ended 12/31/2017	$6.00	1.71%	0.94%	0.94%	(0.09%)	0%	$15,541
Year Ended 12/31/2016	$6.27	12.37%	0.99%	0.99%	(0.63%)	0%	$10,540
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	19

Notes to Consolidated Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2021, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	16.86%
Net assets	$22,970,827
Net investment income (loss)	(61,903)
Net realized gain (loss)	26,655,398
Net change in unrealized appreciation (depreciation)	2,269,991
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	21

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates and to manage exposure to the commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
22	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	12,294,770*

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	804*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,416,112*
Total		1,416,916

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	26,655,398

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	2,269,991
Interest rate risk	(804)
Total	2,269,187
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	143,216,060
Futures contracts — short	1,101,602

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually.
24	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2021, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	25

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2021 through April 30, 2022	Voluntary expense cap May 1, 2021 through June 30, 2021	Contractual expense cap prior to May 1, 2021
Class 1	0.80	0.80	0.80
Class 2	1.05	1.05	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
125,655,000	12,313,000	(1,464,000)	10,849,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
26	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(202,612)	—	(202,612)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $59,275,458 and $7,787,066, respectively, for the six months ended June 30, 2021, of which $9,380,902 and $7,100,914, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	27

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets
28	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	29

Notes to Consolidated Financial Statements  (continued)
June 30, 2021 (Unaudited)
prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 88.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser), an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to provide portfolio management services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	31

Approval of Management and Subadvisory
Agreements  (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
32	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	33

Approval of Management and Subadvisory
Agreements  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
34	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2021	35

Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6631 AR (8/21)

SemiAnnual Report
June 30, 2021
CTIVP® – Loomis Sayles Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Loomis Sayles Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Loomis Sayles Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	13.69	36.53	21.56	16.75
Class 2	05/07/10	13.55	36.22	21.26	16.47
Russell 1000 Growth Index		12.99	42.50	23.66	17.87
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	16.7
Consumer Discretionary	15.4
Consumer Staples	4.2
Energy	1.5
Financials	2.6
Health Care	14.7
Industrials	11.0
Information Technology	33.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,136.90	1,021.42	3.60	3.41	0.68
Class 2	1,000.00	1,000.00	1,135.50	1,020.18	4.92	4.66	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 16.6%
Entertainment 3.3%
Walt Disney Co. (The)(a)	491,781	86,440,346
Interactive Media & Services 13.3%
Alphabet, Inc., Class A(a)	37,212	90,863,890
Alphabet, Inc., Class C(a)	37,309	93,508,293
Facebook, Inc., Class A(a)	491,909	171,041,678
Total		355,413,861
Total Communication Services		441,854,207
Consumer Discretionary 15.3%
Hotels, Restaurants & Leisure 4.4%
Starbucks Corp.	582,865	65,170,136
Yum China Holdings, Inc.	341,389	22,617,021
Yum! Brands, Inc.	268,967	30,939,274
Total		118,726,431
Internet & Direct Marketing Retail 10.9%
Alibaba Group Holding Ltd., ADR(a)	474,551	107,618,676
Amazon.com, Inc.(a)	53,027	182,421,364
Total		290,040,040
Total Consumer Discretionary		408,766,471
Consumer Staples 4.2%
Beverages 3.0%
Monster Beverage Corp.(a)	874,691	79,903,023
Household Products 1.2%
Colgate-Palmolive Co.	400,373	32,570,344
Total Consumer Staples		112,473,367
Energy 1.5%
Energy Equipment & Services 1.5%
Schlumberger NV	1,260,340	40,343,483
Total Energy		40,343,483
Financials 2.6%
Capital Markets 2.6%
Factset Research Systems, Inc.	102,194	34,297,328
SEI Investments Co.	577,009	35,757,248
Total		70,054,576
Total Financials		70,054,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.6%
Biotechnology 3.2%
Regeneron Pharmaceuticals, Inc.(a)	119,380	66,678,505
Vertex Pharmaceuticals, Inc.(a)	91,608	18,470,921
Total		85,149,426
Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc.(a)	39,064	35,924,817
Health Care Technology 1.2%
Cerner Corp.	405,066	31,659,959
Life Sciences Tools & Services 2.6%
Illumina, Inc.(a)	147,692	69,889,331
Pharmaceuticals 6.3%
Novartis AG, ADR	847,038	77,283,747
Novo Nordisk A/S, ADR	289,272	24,232,315
Roche Holding AG, ADR	1,404,454	66,002,316
Total		167,518,378
Total Health Care		390,141,911
Industrials 10.9%
Aerospace & Defense 4.4%
Boeing Co. (The)(a)	483,380	115,798,513
Air Freight & Logistics 2.5%
Expeditors International of Washington, Inc.	528,347	66,888,730
Machinery 4.0%
Deere & Co.	305,413	107,722,219
Total Industrials		290,409,462
Information Technology 33.7%
Communications Equipment 1.7%
Cisco Systems, Inc.	849,010	44,997,530
IT Services 6.1%
Automatic Data Processing, Inc.	91,799	18,233,118
Visa, Inc., Class A	621,799	145,389,042
Total		163,622,160
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 8.3%
NVIDIA Corp.	210,455	168,385,045
QUALCOMM, Inc.	377,663	53,979,373
Total		222,364,418
Software 17.6%
Autodesk, Inc.(a)	393,507	114,864,693
Microsoft Corp.	419,759	113,712,713
Oracle Corp.	1,353,828	105,381,972
Salesforce.com, Inc.(a)	404,216	98,737,842
Workday, Inc., Class A(a)	148,482	35,448,593
Total		468,145,813
Total Information Technology		899,129,921
Total Common Stocks (Cost $1,210,628,990)		2,653,173,398

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	20,806,949	20,804,869
Total Money Market Funds (Cost $20,804,869)		20,804,869
Total Investments in Securities (Cost: $1,231,433,859)		2,673,978,267
Other Assets & Liabilities, Net		(6,637,689)
Net Assets		2,667,340,578

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	16,948,187	104,619,072	(100,762,390)	—	20,804,869	—	6,503	20,806,949
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	441,854,207	—	—	441,854,207
Consumer Discretionary	408,766,471	—	—	408,766,471
Consumer Staples	112,473,367	—	—	112,473,367
Energy	40,343,483	—	—	40,343,483
Financials	70,054,576	—	—	70,054,576
Health Care	324,139,595	66,002,316	—	390,141,911
Industrials	290,409,462	—	—	290,409,462
Information Technology	899,129,921	—	—	899,129,921
Total Common Stocks	2,587,171,082	66,002,316	—	2,653,173,398
Money Market Funds	20,804,869	—	—	20,804,869
Total Investments in Securities	2,607,975,951	66,002,316	—	2,673,978,267
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,210,628,990)	$2,653,173,398
Affiliated issuers (cost $20,804,869)	20,804,869
Receivable for:
Investments sold	7,179,595
Dividends	671,628
Prepaid expenses	30,268
Total assets	2,681,859,758
Liabilities
Payable for:
Investments purchased	7,285,614
Capital shares purchased	6,791,247
Management services fees	47,502
Distribution and/or service fees	519
Service fees	89,591
Compensation of board members	258,671
Compensation of chief compliance officer	259
Other expenses	45,777
Total liabilities	14,519,180
Net assets applicable to outstanding capital stock	$2,667,340,578
Represented by
Trust capital	$2,667,340,578
Total - representing net assets applicable to outstanding capital stock	$2,667,340,578
Class 1
Net assets	$2,591,716,743
Shares outstanding	46,015,442
Net asset value per share	$56.32
Class 2
Net assets	$75,623,835
Shares outstanding	1,379,994
Net asset value per share	$54.80
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	9

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,139,374
Dividends — affiliated issuers	6,503
Foreign taxes withheld	(1,676,964)
Total income	9,468,913
Expenses:
Management services fees	8,248,225
Distribution and/or service fees
Class 2	87,578
Service fees	229,540
Compensation of board members	63,392
Custodian fees	7,287
Printing and postage fees	21,532
Audit fees	14,628
Legal fees	19,124
Compensation of chief compliance officer	233
Other	66,700
Total expenses	8,758,239
Net investment income	710,674
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	120,299,369
Net realized gain	120,299,369
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	207,525,727
Net change in unrealized appreciation (depreciation)	207,525,727
Net realized and unrealized gain	327,825,096
Net increase in net assets resulting from operations	$328,535,770
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$710,674	$1,890,297
Net realized gain	120,299,369	441,506,183
Net change in unrealized appreciation (depreciation)	207,525,727	207,899,363
Net increase in net assets resulting from operations	328,535,770	651,295,843
Decrease in net assets from capital stock activity	(208,832,730)	(663,811,930)
Total increase (decrease) in net assets	119,703,040	(12,516,087)
Net assets at beginning of period	2,547,637,538	2,560,153,625
Net assets at end of period	$2,667,340,578	$2,547,637,538

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,177,736	107,402,574	3,031,060	124,647,713
Redemptions	(6,220,329)	(314,980,882)	(19,681,393)	(784,712,667)
Net decrease	(4,042,593)	(207,578,308)	(16,650,333)	(660,064,954)
Class 2
Subscriptions	66,603	3,401,908	163,611	6,799,662
Redemptions	(91,347)	(4,656,330)	(264,248)	(10,546,638)
Net decrease	(24,744)	(1,254,422)	(100,637)	(3,746,976)
Total net decrease	(4,067,337)	(208,832,730)	(16,750,970)	(663,811,930)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$49.54	0.02	6.76	6.78
Year Ended 12/31/2020	$37.55	0.04	11.95	11.99
Year Ended 12/31/2019	$28.50	0.17	8.88	9.05
Year Ended 12/31/2018	$29.20	0.17	(0.87)	(0.70)
Year Ended 12/31/2017	$21.95	0.10	7.15	7.25
Year Ended 12/31/2016	$20.75	0.15	1.05	1.20
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$48.26	(0.05)	6.59	6.54
Year Ended 12/31/2020	$36.67	(0.07)	11.66	11.59
Year Ended 12/31/2019	$27.90	0.08	8.69	8.77
Year Ended 12/31/2018	$28.66	0.10	(0.86)	(0.76)
Year Ended 12/31/2017	$21.60	0.03	7.03	7.06
Year Ended 12/31/2016	$20.46	0.09	1.05	1.14

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$56.32	13.69%	0.68%(c)	0.68%(c)	0.06%(c)	1%	$2,591,717
Year Ended 12/31/2020	$49.54	31.93%	0.69%	0.69%	0.09%	22%	$2,479,845
Year Ended 12/31/2019	$37.55	31.76%	0.69%	0.69%	0.50%	7%	$2,504,948
Year Ended 12/31/2018	$28.50	(2.40%)	0.70%	0.70%	0.57%	8%	$1,929,781
Year Ended 12/31/2017	$29.20	33.03%	0.72%	0.72%	0.39%	5%	$1,989,749
Year Ended 12/31/2016	$21.95	5.78%	0.73%	0.73%	0.72%	19%	$2,398,329
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$54.80	13.55%	0.93%(c)	0.93%(c)	(0.19%)(c)	1%	$75,624
Year Ended 12/31/2020	$48.26	31.61%	0.94%	0.94%	(0.16%)	22%	$67,793
Year Ended 12/31/2019	$36.67	31.43%	0.94%	0.94%	0.25%	7%	$55,206
Year Ended 12/31/2018	$27.90	(2.65%)	0.95%	0.95%	0.32%	8%	$44,937
Year Ended 12/31/2017	$28.66	32.68%	0.97%	0.97%	0.10%	5%	$45,101
Year Ended 12/31/2016	$21.60	5.57%	0.98%	0.98%	0.41%	19%	$34,617
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	13

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
CTIVP® – Loomis Sayles Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.65% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
16	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2021 through April 30, 2022	Voluntary expense cap May 1, 2021 through June 30, 2021	Contractual expense cap prior to May 1, 2021
Class 1	0.74%	0.74%	0.74%
Class 2	0.99	0.99	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,852,067 and $223,091,685, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
18	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 92.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Loomis Sayles Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Loomis, Sayles & Company, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	21

Approval of Management and Subadvisory Agreements  (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
22	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Approval of Management and Subadvisory Agreements  (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting the Subadviser’s valuation-sensitive growth process, which had outperformed historically in different market environments.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	23

Approval of Management and Subadvisory Agreements  (continued)

The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into
24	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021

Approval of Management and Subadvisory Agreements  (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2021	25

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CTIVP® – Loomis Sayles Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-2011 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio - Government Money Market Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio - Government Money Market Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly portfolio holdings
The Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q for periods ended prior to and including March 31, 2019. The Fund’s Form N-Qs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
The Fund’s portfolio holdings since March 31, 2019 are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFPs are available on the SEC’s website at sec.gov and can be obtained without a charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio - Government Money Market Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	0.02	0.02	0.83	0.42
Class 2	05/03/10	0.02	0.02	0.67	0.34
Class 3	10/13/81	0.02	0.02	0.75	0.38
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Repurchase Agreements	14.6
Treasury Bills	13.3
U.S. Government & Agency Obligations	66.1
U.S. Treasury Obligations	6.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.20	1,024.55	0.25	0.25	0.05
Class 2	1,000.00	1,000.00	1,000.20	1,024.55	0.25	0.25	0.05
Class 3	1,000.00	1,000.00	1,000.20	1,024.55	0.25	0.25	0.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2021, the annualized expense ratio would have been 0.45% for all classes. The actual expenses paid would have been $2.23 for all classes. The hypothetical expenses paid would have been $2.26 for all classes.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 14.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 06/30/2021, matures 07/01/2021
repurchase price $20,000,028 (collateralized by U.S. Treasury Securities, Market Value $20,400,097)
	0.050%	20,000,000	20,000,000
Tri-party Royal Bank of Canada
dated 06/30/2021, matures 07/01/2021
repurchase price $20,000,011 (collateralized by U.S. Treasury Securities, Market Value $20,400,046)
	0.020%	20,000,000	20,000,000
Tri-party TD Securities (USA) LLC
dated 06/30/2021, matures 07/01/2021
repurchase price $20,000,028 (collateralized by U.S. Treasury Securities, Market Value $20,400,077)
	0.050%	20,000,000	20,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

Treasury Bills 13.0%

United States 13.0%
U.S. Cash Management Bills
07/13/2021	0.050%	3,000,000	2,999,948
07/20/2021	0.020%	18,000,000	17,999,802
U.S. Treasury Bills
07/22/2021	0.030%	8,000,000	7,999,876
08/19/2021	0.060%	7,000,000	6,999,466
08/24/2021	0.010%	12,000,000	11,999,856
09/02/2021	0.010%	7,000,000	6,999,853
Total			54,998,801
Total Treasury Bills (Cost $54,998,801)			54,998,801

U.S. Government & Agency Obligations 64.2%

Federal Agricultural Mortgage Corp.(a)
1-month USD LIBOR + 0.000% 12/01/2021	0.090%	4,000,000	4,000,000
Federal Agricultural Mortgage Corp.
02/01/2022	0.040%	7,000,000	7,000,000
06/17/2022	0.080%	6,500,000	6,500,000
Federal Agricultural Mortgage Corp. Discount Notes
07/22/2021	0.010%	5,000,000	4,999,971
07/27/2021	0.020%	10,000,000	9,999,855
09/20/2021	0.040%	7,000,000	6,999,370
09/23/2021	0.050%	6,000,000	5,999,300
10/29/2021	0.030%	10,000,000	9,999,000
12/06/2021	0.030%	5,000,000	4,999,342
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Discount Notes
07/26/2021	0.030%	11,000,000	10,999,771
08/30/2021	0.030%	5,000,000	4,999,750
09/10/2021	0.030%	5,500,000	5,499,675
11/09/2021	0.040%	9,470,000	9,468,622
Federal Farm Credit Banks Funding Corp.
04/06/2022	0.070%	4,000,000	3,999,541
Federal Home Loan Banks(a)
SOFR + 0.075% 07/08/2021	0.120%	2,000,000	2,000,000
SOFR + 0.140% 08/18/2021	0.190%	4,500,000	4,500,000
SOFR + 0.090% 05/26/2022	0.140%	4,000,000	4,000,000
Federal Home Loan Banks
08/02/2021	0.050%	8,000,000	7,999,975
Federal Home Loan Banks Discount Notes
07/01/2021	0.010%	2,000,000	2,000,000
07/02/2021	0.010%	7,000,000	6,999,999
07/07/2021	0.020%	10,000,000	9,999,967
07/09/2021	0.010%	9,000,000	8,999,980
07/14/2021	0.005%	8,000,000	7,999,985
07/15/2021	0.010%	6,650,000	6,649,974
07/21/2021	0.020%	9,000,000	8,999,900
08/02/2021	0.020%	6,000,000	5,999,893
08/04/2021	0.010%	1,200,000	1,199,989
08/05/2021	0.005%	8,000,000	7,999,961
08/06/2021	0.010%	9,600,000	9,599,904
08/11/2021	0.010%	5,000,000	4,999,926
08/16/2021	0.010%	18,000,000	17,999,655
08/18/2021	0.010%	4,000,000	3,999,952
08/23/2021	0.010%	5,000,000	4,999,890
08/27/2021	0.010%	2,000,000	1,999,952
10/27/2021	0.030%	7,000,000	6,999,243
Federal Home Loan Mortgage Corp(a)
SOFR + 0.100% 08/19/2022	0.150%	2,000,000	2,000,000
Federal National Mortgage Association Discount Notes
08/18/2021	0.000%	7,000,000	7,000,000
09/15/2021	0.030%	22,567,000	22,565,364
Resolution Funding Corp.
07/15/2021	0.060%	9,300,000	9,299,765
Total U.S. Government & Agency Obligations (Cost $272,277,471)			272,277,471

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
U.S. Treasury Obligations 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.220% 07/31/2021	0.270%	6,000,000	5,999,656
3-month U.S. Treasury Index + 0.049% 01/31/2023	0.099%	12,500,000	12,500,402
3-month U.S. Treasury Index + 0.034% 04/30/2023	0.084%	6,250,000	6,250,464
Total U.S. Treasury Obligations (Cost $24,750,522)			24,750,522
Total Investments in Securities (Cost: $412,026,794)	412,026,794
Other Assets & Liabilities, Net	12,295,924
Net Assets	424,322,718

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of June 30, 2021.
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
Treasury Bills	—	54,998,801	—	54,998,801
U.S. Government & Agency Obligations	—	272,277,471	—	272,277,471
U.S. Treasury Obligations	—	24,750,522	—	24,750,522
Total Investments in Securities	—	412,026,794	—	412,026,794
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $352,026,794)	$352,026,794
Repurchase agreements (cost $60,000,000)	60,000,000
Cash	13,590,615
Receivable for:
Capital shares sold	85,539
Interest	10,285
Expense reimbursement due from Investment Manager	5,259
Prepaid expenses	12,157
Trustees’ deferred compensation plan	823
Total assets	425,731,472
Liabilities
Payable for:
Capital shares purchased	1,246,622
Distributions to shareholders	117
Management services fees	4,543
Service fees	24,646
Compensation of board members	98,907
Compensation of chief compliance officer	47
Other expenses	33,049
Trustees’ deferred compensation plan	823
Total liabilities	1,408,754
Net assets applicable to outstanding capital stock	$424,322,718
Represented by
Paid in capital	424,400,157
Total distributable earnings (loss)	(77,439)
Total - representing net assets applicable to outstanding capital stock	$424,322,718
Class 1
Net assets	$90,657,959
Shares outstanding	90,579,884
Net asset value per share	$1.00
Class 2
Net assets	$120,297,096
Shares outstanding	120,319,185
Net asset value per share	$1.00
Class 3
Net assets	$213,367,663
Shares outstanding	213,273,969
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	9

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Interest	$131,232
Total income	131,232
Expenses:
Management services fees	833,713
Distribution and/or service fees
Class 2	137,434
Class 3	140,548
Service fees	134,733
Compensation of board members	24,539
Custodian fees	4,757
Printing and postage fees	14,760
Audit fees	14,628
Legal fees	7,895
Compensation of chief compliance officer	39
Other	5,826
Total expenses	1,318,872
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(931,021)
Fees waived by distributor
Class 2	(137,434)
Class 3	(140,548)
Total net expenses	109,869
Net investment income	21,363
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	471
Net realized gain	471
Net realized and unrealized gain	471
Net increase in net assets resulting from operations	$21,834
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$21,363	$798,555
Net realized gain	471	46,243
Net increase in net assets resulting from operations	21,834	844,798
Distributions to shareholders
Net investment income and net realized gains
Class 1	(13,696)	(288,123)
Class 2	(17,560)	(171,344)
Class 3	(32,612)	(531,580)
Total distributions to shareholders	(63,868)	(991,047)
Increase (decrease) in net assets from capital stock activity	(15,734,060)	110,351,572
Total increase (decrease) in net assets	(15,776,094)	110,205,323
Net assets at beginning of period	440,098,812	329,893,489
Net assets at end of period	$424,322,718	$440,098,812

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	9,469,317	9,469,318	63,016,150	63,016,151
Distributions reinvested	13,669	13,669	290,976	290,976
Redemptions	(13,877,808)	(13,877,808)	(55,043,740)	(55,043,740)
Net increase (decrease)	(4,394,822)	(4,394,821)	8,263,386	8,263,387
Class 2
Subscriptions	38,828,619	38,828,619	89,423,203	89,423,203
Distributions reinvested	17,556	17,556	173,027	173,027
Redemptions	(25,782,125)	(25,782,125)	(43,399,111)	(43,399,111)
Net increase	13,064,050	13,064,050	46,197,119	46,197,119
Class 3
Subscriptions	12,922,775	12,922,775	107,706,330	107,706,329
Distributions reinvested	32,618	32,618	537,237	537,237
Redemptions	(37,358,682)	(37,358,682)	(52,352,500)	(52,352,500)
Net increase (decrease)	(24,403,289)	(24,403,289)	55,891,067	55,891,066
Total net increase (decrease)	(15,734,061)	(15,734,060)	110,351,572	110,351,572
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2016	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2016	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2016	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$1.00	0.02%	0.49%(c)	0.05%(c)	0.01%(c)	$90,658
Year Ended 12/31/2020	$1.00	0.31%	0.49%	0.21%	0.23%	$95,062
Year Ended 12/31/2019	$1.00	1.89%	0.47%	0.36%	1.87%	$86,841
Year Ended 12/31/2018	$1.00	1.51%	0.46%	0.32%	1.77%	$301,167
Year Ended 12/31/2017	$1.00	0.43%	0.50%	0.45%	0.42%	$44,578
Year Ended 12/31/2016	$1.00	0.01%	0.49%	0.36%	0.01%	$48,310
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$1.00	0.02%	0.74%(c)	0.05%(c)	0.01%(c)	$120,297
Year Ended 12/31/2020	$1.00	0.24%	0.74%	0.23%	0.13%	$107,245
Year Ended 12/31/2019	$1.00	1.64%	0.72%	0.62%	1.60%	$61,083
Year Ended 12/31/2018	$1.00	1.26%	0.72%	0.59%	1.36%	$67,341
Year Ended 12/31/2017	$1.00	0.18%	0.75%	0.70%	0.17%	$32,860
Year Ended 12/31/2016	$1.00	0.01%	0.74%	0.36%	0.01%	$35,914
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$1.00	0.02%	0.61%(c)	0.05%(c)	0.01%(c)	$213,368
Year Ended 12/31/2020	$1.00	0.28%	0.61%	0.23%	0.20%	$237,792
Year Ended 12/31/2019	$1.00	1.77%	0.60%	0.49%	1.72%	$181,970
Year Ended 12/31/2018	$1.00	1.38%	0.60%	0.48%	1.36%	$209,931
Year Ended 12/31/2017	$1.00	0.30%	0.62%	0.57%	0.29%	$224,799
Year Ended 12/31/2016	$1.00	0.01%	0.62%	0.36%	0.01%	$269,488
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	13

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:
	RBC Dominion Securities ($)	Royal Bank of Canada ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	20,000,000	20,000,000	20,000,000	60,000,000
Total financial and derivative net assets	20,000,000	20,000,000	20,000,000	60,000,000
Total collateral received (pledged) (a)	20,000,000	20,000,000	20,000,000	60,000,000
Net amount (b)	-	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
16	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
The Distributor has voluntarily agreed to waive the distribution fees for Class 2 and Class 3 shares, so that the Fund will not pay distribution fees for these share classes. This arrangement may be modified or terminated by the Distributor at any time.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.45%
Class 2	0.70
Class 3	0.575
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class 2 and Class 3 distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the cost of all investments for federal income tax purposes was approximately $412,027,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended June 30, 2021.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio
18	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Shareholder concentration risk
At June 30, 2021, one unaffiliated shareholder of record owned 10.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 86.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge;
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	21

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
22	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the percentage ranking of the Fund among its comparison group and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021	23

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2021

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Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6638 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Overseas Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Overseas Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Overseas Core Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	9.02	32.39	10.25	5.53
Class 2	05/03/10	8.87	32.12	9.95	5.26
Class 3	01/13/92	8.98	32.32	10.10	5.41
MSCI EAFE Index (Net)		8.83	32.35	10.28	5.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	8.5
Consumer Discretionary	8.3
Consumer Staples	11.3
Energy	6.5
Financials	14.5
Health Care	12.7
Industrials	15.4
Information Technology	11.9
Materials	6.7
Real Estate	3.3
Utilities	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2021)
Australia	1.6
Canada	4.8
China	1.2
Denmark	0.8
Finland	1.9
France	5.6
Germany	5.2
Hong Kong	1.9
Ireland	0.4
Israel	1.6
Italy	2.7
Japan	22.9
Netherlands	6.3
Norway	2.3
Pakistan	0.4
Russian Federation	1.1
Singapore	1.9
South Africa	0.5
South Korea	3.0
Spain	2.2
Sweden	2.7
Switzerland	3.9
Taiwan	4.5
United Kingdom	14.5
United States(a)	6.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,090.20	1,020.88	4.09	3.96	0.79
Class 2	1,000.00	1,000.00	1,088.70	1,019.64	5.39	5.21	1.04
Class 3	1,000.00	1,000.00	1,089.80	1,020.28	4.72	4.56	0.91
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 1.6%
Ansell Ltd.	1,617,752	52,771,746
Santos Ltd.	2,321,088	12,328,497
Total		65,100,243
Canada 4.8%
Alimentation Couche-Tard, Inc., Class B	2,434,738	89,466,212
Cameco Corp.	3,100,440	59,466,439
Yamana Gold, Inc.	12,769,872	53,888,860
Total		202,821,511
China 1.2%
Tencent Holdings Ltd.	684,600	51,545,252
Denmark 0.8%
Novo Nordisk A/S, Class B	384,562	32,191,166
Finland 1.9%
UPM-Kymmene OYJ	1,873,791	70,937,788
Valmet OYJ	204,538	8,932,038
Total		79,869,826
France 5.6%
AtoS	410,623	25,003,855
Capgemini SE	233,872	44,976,752
DBV Technologies SA, ADR(a)	690,634	3,777,768
Eiffage SA	747,418	76,129,506
Sanofi	391,620	41,144,615
TotalEnergies SE	954,979	43,262,266
Total		234,294,762
Germany 4.6%
Aroundtown SA	5,543,935	43,255,077
Bayer AG, Registered Shares	468,595	28,488,342
Covestro AG	691,795	44,730,431
Duerr AG	775,047	29,477,394
KION Group AG	436,933	46,647,214
Total		192,598,458
Hong Kong 1.9%
Hong Kong Exchanges and Clearing Ltd.	753,000	44,825,924
WH Group Ltd.	39,208,500	35,193,652
Total		80,019,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.4%
Amarin Corp. PLC, ADR(a)	503,835	2,206,797
Flutter Entertainment PLC(a)	84,764	15,369,938
Total		17,576,735
Israel 1.6%
Bank Hapoalim BM(a)	3,494,913	28,059,329
Bezeq Israeli Telecommunication Corp., Ltd.(a)	14,434,030	15,723,102
Check Point Software Technologies Ltd.(a)	205,177	23,827,205
Total		67,609,636
Italy 2.7%
Intesa Sanpaolo SpA	20,625,466	57,057,038
Recordati Industria Chimica e Farmaceutica SpA	967,932	55,367,899
Total		112,424,937
Japan 22.9%
Amano Corp.	1,519,100	38,415,750
BayCurrent Consulting, Inc.	52,200	18,754,947
COMSYS Holdings Corp.	1,906,700	52,815,515
Fujitsu Ltd.	169,000	31,619,723
Invincible Investment Corp.	70,510	27,124,674
ITOCHU Corp.	2,791,400	80,545,023
JustSystems Corp.	469,900	27,630,607
Kinden Corp.	1,477,300	24,140,317
Koito Manufacturing Co., Ltd.	869,300	54,090,240
Matsumotokiyoshi Holdings Co., Ltd.	1,459,400	64,606,616
Meitec Corp.	414,000	22,414,626
Nihon M&A Center, Inc.	1,414,700	36,641,287
Nippon Telegraph & Telephone Corp.	869,500	22,733,242
ORIX Corp.	3,308,500	55,918,978
Round One Corp.	2,802,000	34,772,003
Shionogi & Co., Ltd.	796,500	41,510,404
Ship Healthcare Holdings, Inc.	2,263,400	52,885,411
SoftBank Group Corp.	345,100	24,067,903
Sony Group Corp.	827,800	80,269,501
Sumitomo Mitsui Financial Group, Inc.	1,009,300	34,792,565
Takeda Pharmaceutical Co., Ltd.	2,063,585	69,255,099
Takuma Co., Ltd.	1,088,500	16,448,189
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Uchida Yoko Co., Ltd.	407,500	18,055,433
ValueCommerce Co., Ltd.	978,300	28,398,215
Total		957,906,268
Netherlands 6.3%
ABN AMRO Bank NV(a)	2,871,377	34,793,518
ASR Nederland NV	1,370,651	53,073,659
ING Groep NV	3,810,460	50,581,385
Koninklijke Ahold Delhaize NV	1,763,664	52,521,146
Signify NV	1,158,595	73,545,207
Total		264,514,915
Norway 2.3%
SalMar ASA	810,270	53,792,452
Yara International ASA	772,638	40,713,654
Total		94,506,106
Pakistan 0.4%
Lucky Cement Ltd.(a)	1,902,133	10,427,833
Oil & Gas Development Co., Ltd.	7,886,258	4,764,604
Total		15,192,437
Russian Federation 1.1%
Sberbank of Russia PJSC, ADR	2,742,145	45,566,215
Singapore 1.9%
BW LPG Ltd.	3,074,598	19,871,736
Venture Corp., Ltd.	4,259,100	60,930,472
Total		80,802,208
South Africa 0.5%
Impala Platinum Holdings Ltd.	1,241,300	20,416,309
South Korea 3.0%
Hyundai Home Shopping Network Corp.	278,293	22,340,851
Samsung Electronics Co., Ltd.	982,880	70,360,601
Youngone Corp.	863,345	34,055,366
Total		126,756,818
Spain 2.2%
ACS Actividades de Construccion y Servicios SA	1,510,421	40,492,055
Endesa SA	1,586,798	38,520,782
Tecnicas Reunidas SA(a)	1,053,532	13,358,430
Total		92,371,267
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.7%
Granges AB	1,509,226	20,962,072
Samhallsbyggnadsbolaget i Norden AB	15,892,753	66,593,534
Sandvik AB	1,043,122	26,672,270
Total		114,227,876
Switzerland 3.9%
Landis+Gyr Group AG(a)	456,498	31,882,613
Nestlé SA, Registered Shares	336,776	41,978,145
Roche Holding AG, Genusschein Shares	241,160	90,878,284
Total		164,739,042
Taiwan 4.5%
Fubon Financial Holding Co., Ltd.	32,390,000	85,868,251
Parade Technologies Ltd.	1,135,000	56,325,513
Tripod Technology Corp.	9,607,000	46,533,856
Total		188,727,620
United Kingdom 14.5%
BP PLC	5,306,388	23,270,611
British American Tobacco PLC	1,883,382	73,123,410
BT Group PLC(a)	10,342,610	27,794,206
Crest Nicholson Holdings PLC(a)	3,479,556	20,186,854
DCC PLC	797,331	65,313,132
JD Sports Fashion PLC	4,506,231	57,344,714
John Wood Group PLC(a)	4,384,621	13,357,922
Just Group PLC(a)	15,258,980	19,681,138
Liberty Global PLC, Class C(a)	2,899,120	78,392,205
Royal Dutch Shell PLC, Class A	3,889,853	78,596,430
TP Icap Group PLC	18,583,773	50,231,347
Vodafone Group PLC	45,660,872	76,528,982
WPP PLC	1,924,770	26,018,784
Total		609,839,735
United States 4.5%
ACADIA Pharmaceuticals, Inc.(a)	113,813	2,775,899
Aerie Pharmaceuticals, Inc.(a)	531,570	8,510,436
Alexion Pharmaceuticals, Inc.(a)	85,316	15,673,402
Broadcom, Inc.	68,311	32,573,417
Burford Capital Ltd.	3,634,870	37,766,299
Insmed, Inc.(a)	392,349	11,166,253
Livent Corp.(a)	762,694	14,765,756

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Primo Water Corp.	3,184,448	53,275,815
Quotient Ltd.(a)	1,588,063	5,780,549
Sage Therapeutics, Inc.(a)	137,549	7,814,159
Total		190,101,985
Total Common Stocks (Cost $3,771,125,946)		4,101,720,903

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI EAFE ETF	373,335	29,448,665
Total Exchange-Traded Equity Funds (Cost $29,641,567)		29,448,665

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Germany 0.6%
Porsche Automobil Holding SE	220,872	23,710,785
Total Preferred Stocks (Cost $19,491,313)		23,710,785
Options Purchased Calls 0.0%
Value ($)
(Cost $1,335,477)	652,000

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	37,288,535	37,284,806
Total Money Market Funds (Cost $37,284,806)		37,284,806
Total Investments in Securities (Cost $3,858,879,109)		4,192,817,159
Other Assets & Liabilities, Net		(1,620,730)
Net Assets		$4,191,196,429

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
56,095,000 AUD	42,057,114 USD	State Street	08/18/2021	—	(20,606)
103,517,000 CAD	84,093,319 USD	State Street	08/18/2021	587,040	—
30,157,000 GBP	42,112,091 USD	State Street	08/18/2021	390,967	—
13,722,000 ILS	4,216,865 USD	State Street	08/18/2021	5,902	—
9,108,615,000 JPY	82,116,529 USD	State Street	08/18/2021	94,498	—
119,676,582,000 KRW	105,447,497 USD	State Street	08/18/2021	—	(439,710)
375,855,000 NOK	43,983,923 USD	State Street	08/18/2021	320,971	—
4,752,562,000 TWD	170,098,855 USD	State Street	08/18/2021	—	(758,510)
170,550,889 USD	225,027,000 AUD	State Street	08/18/2021	—	(1,754,686)
86,292,770 USD	79,109,000 CHF	State Street	08/18/2021	—	(684,028)
248,171,315 USD	207,863,000 EUR	State Street	08/18/2021	—	(1,454,979)
88,454,048 USD	749,493,000 SEK	State Street	08/18/2021	—	(838,356)
Total				1,399,378	(5,950,875)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	8,256,928	5,216	20.00	07/21/2021	1,335,477	652,000
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	37,782,573	1,061,413,161	(1,061,910,928)	—	37,284,806	—	12,750	37,288,535
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	65,100,243	—	65,100,243
Canada	202,821,511	—	—	202,821,511
China	—	51,545,252	—	51,545,252
Denmark	—	32,191,166	—	32,191,166
Finland	—	79,869,826	—	79,869,826
France	3,777,768	230,516,994	—	234,294,762
Germany	—	192,598,458	—	192,598,458
Hong Kong	—	80,019,576	—	80,019,576
Ireland	2,206,797	15,369,938	—	17,576,735
Israel	23,827,205	43,782,431	—	67,609,636
Italy	—	112,424,937	—	112,424,937
Japan	—	957,906,268	—	957,906,268
Netherlands	—	264,514,915	—	264,514,915
Norway	—	94,506,106	—	94,506,106
Pakistan	—	15,192,437	—	15,192,437
Russian Federation	—	45,566,215	—	45,566,215
Singapore	—	80,802,208	—	80,802,208
South Africa	—	20,416,309	—	20,416,309
South Korea	—	126,756,818	—	126,756,818
Spain	—	92,371,267	—	92,371,267
Sweden	—	114,227,876	—	114,227,876
Switzerland	—	164,739,042	—	164,739,042
Taiwan	—	188,727,620	—	188,727,620
United Kingdom	78,392,205	531,447,530	—	609,839,735
United States	190,101,985	—	—	190,101,985
Total Common Stocks	501,127,471	3,600,593,432	—	4,101,720,903
Exchange-Traded Equity Funds	29,448,665	—	—	29,448,665
Preferred Stocks
Germany	—	23,710,785	—	23,710,785
Total Preferred Stocks	—	23,710,785	—	23,710,785
Options Purchased Calls	652,000	—	—	652,000
Money Market Funds	37,284,806	—	—	37,284,806
Total Investments in Securities	568,512,942	3,624,304,217	—	4,192,817,159
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,399,378	—	1,399,378
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(5,950,875)	—	(5,950,875)
Total	568,512,942	3,619,752,720	—	4,188,265,662
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,820,258,826)	$4,154,880,353
Affiliated issuers (cost $37,284,806)	37,284,806
Options purchased (cost $1,335,477)	652,000
Unrealized appreciation on forward foreign currency exchange contracts	1,399,378
Receivable for:
Investments sold	2,066,332
Capital shares sold	39,602
Dividends	8,075,578
Foreign tax reclaims	6,313,040
Prepaid expenses	32,513
Total assets	4,210,743,602
Liabilities
Foreign currency (cost $363,234)	362,633
Unrealized depreciation on forward foreign currency exchange contracts	5,950,875
Payable for:
Investments purchased	12,493,790
Capital shares purchased	252,996
Foreign capital gains taxes deferred	24,833
Management services fees	84,172
Distribution and/or service fees	1,307
Service fees	39,085
Compensation of board members	189,429
Compensation of chief compliance officer	297
Other expenses	147,756
Total liabilities	19,547,173
Net assets applicable to outstanding capital stock	$4,191,196,429
Represented by
Paid in capital	3,720,925,791
Total distributable earnings (loss)	470,270,638
Total - representing net assets applicable to outstanding capital stock	$4,191,196,429
Class 1
Net assets	$3,870,202,074
Shares outstanding	258,036,677
Net asset value per share	$15.00
Class 2
Net assets	$70,104,874
Shares outstanding	4,704,409
Net asset value per share	$14.90
Class 3
Net assets	$250,889,481
Shares outstanding	16,760,890
Net asset value per share	$14.97
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$68,391,005
Dividends — affiliated issuers	12,750
Foreign taxes withheld	(7,789,109)
Total income	60,614,646
Expenses:
Management services fees	14,099,675
Distribution and/or service fees
Class 2	82,839
Class 3	156,133
Service fees	130,251
Compensation of board members	55,798
Custodian fees	253,932
Printing and postage fees	17,614
Audit fees	21,740
Legal fees	26,747
Interest on collateral	3
Compensation of chief compliance officer	335
Other	123,126
Total expenses	14,968,193
Net investment income	45,646,453
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	131,942,851
Foreign currency translations	(190,720)
Forward foreign currency exchange contracts	(965,022)
Futures contracts	7,576,383
Options purchased	(1,938,820)
Options contracts written	2,397,565
Net realized gain	138,822,237
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	120,712,483
Foreign currency translations	(261,094)
Forward foreign currency exchange contracts	(4,951,596)
Options purchased	(683,477)
Options contracts written	(48,733)
Foreign capital gains tax	71,173
Net change in unrealized appreciation (depreciation)	114,838,756
Net realized and unrealized gain	253,660,993
Net increase in net assets resulting from operations	$299,307,446
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$45,646,453	$27,094,183
Net realized gain	138,822,237	83,855,582
Net change in unrealized appreciation (depreciation)	114,838,756	216,011,538
Net increase in net assets resulting from operations	299,307,446	326,961,303
Distributions to shareholders
Net investment income and net realized gains
Class 1	(115,256,802)	(48,703,188)
Class 2	(2,007,850)	(1,446,557)
Class 3	(7,381,257)	(6,047,522)
Total distributions to shareholders	(124,645,909)	(56,197,267)
Increase in net assets from capital stock activity	1,238,465,649	1,248,702,527
Total increase in net assets	1,413,127,186	1,519,466,563
Net assets at beginning of period	2,778,069,243	1,258,602,680
Net assets at end of period	$4,191,196,429	$2,778,069,243

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	82,229,987	1,223,311,907	102,737,149	1,260,248,100
Distributions reinvested	7,641,467	115,256,802	4,114,382	48,703,188
Redemptions	(6,451,661)	(101,646,848)	(2,987,261)	(37,014,586)
Net increase	83,419,793	1,236,921,861	103,864,270	1,271,936,702
Class 2
Subscriptions	550,080	8,305,787	539,510	6,181,423
Distributions reinvested	134,011	2,007,850	127,071	1,446,557
Redemptions	(304,198)	(4,584,258)	(826,356)	(10,221,605)
Net increase (decrease)	379,893	5,729,379	(159,775)	(2,593,625)
Class 3
Subscriptions	25,387	388,712	21,804	275,273
Distributions reinvested	490,356	7,381,257	527,294	6,047,522
Redemptions	(792,013)	(11,955,560)	(2,231,967)	(26,963,345)
Net decrease	(276,270)	(4,185,591)	(1,682,869)	(20,640,550)
Total net increase	83,523,416	1,238,465,649	102,021,626	1,248,702,527
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$14.18	0.19	1.09	1.28	(0.14)	(0.32)	(0.46)
Year Ended 12/31/2020	$13.40	0.19	0.95	1.14	(0.21)	(0.15)	(0.36)
Year Ended 12/31/2019	$12.74	0.29	2.71	3.00	(0.29)	(2.05)	(2.34)
Year Ended 12/31/2018	$15.71	0.29	(2.84)	(2.55)	(0.42)	—	(0.42)
Year Ended 12/31/2017	$12.58	0.19	3.23	3.42	(0.29)	—	(0.29)
Year Ended 12/31/2016	$13.60	0.22	(1.04)	(0.82)	(0.20)	—	(0.20)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$14.09	0.15	1.10	1.25	(0.12)	(0.32)	(0.44)
Year Ended 12/31/2020	$13.32	0.17	0.93	1.10	(0.18)	(0.15)	(0.33)
Year Ended 12/31/2019	$12.67	0.26	2.69	2.95	(0.25)	(2.05)	(2.30)
Year Ended 12/31/2018	$15.62	0.26	(2.83)	(2.57)	(0.38)	—	(0.38)
Year Ended 12/31/2017	$12.52	0.16	3.20	3.36	(0.26)	—	(0.26)
Year Ended 12/31/2016	$13.55	0.22	(1.07)	(0.85)	(0.18)	—	(0.18)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$14.15	0.16	1.11	1.27	(0.13)	(0.32)	(0.45)
Year Ended 12/31/2020	$13.38	0.18	0.93	1.11	(0.19)	(0.15)	(0.34)
Year Ended 12/31/2019	$12.72	0.28	2.70	2.98	(0.27)	(2.05)	(2.32)
Year Ended 12/31/2018	$15.68	0.28	(2.84)	(2.56)	(0.40)	—	(0.40)
Year Ended 12/31/2017	$12.56	0.18	3.22	3.40	(0.28)	—	(0.28)
Year Ended 12/31/2016	$13.58	0.21	(1.04)	(0.83)	(0.19)	—	(0.19)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$15.00	9.02%	0.79%(c),(d)	0.79%(c),(d)	2.47%(c)	14%	$3,870,202
Year Ended 12/31/2020	$14.18	9.12%	0.84%	0.84%	1.56%	26%	$2,476,011
Year Ended 12/31/2019	$13.40	25.47%	0.89%	0.89%	2.21%	39%	$948,377
Year Ended 12/31/2018	$12.74	(16.63%)	0.89%(d)	0.89%(d)	1.96%	113%	$706,469
Year Ended 12/31/2017	$15.71	27.52%	0.91%	0.90%	1.38%	41%	$792,289
Year Ended 12/31/2016	$12.58	(6.00%)	0.93%(e)	0.89%(e)	1.76%	57%	$604,967
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$14.90	8.87%	1.04%(c),(d)	1.04%(c),(d)	2.05%(c)	14%	$70,105
Year Ended 12/31/2020	$14.09	8.83%	1.10%	1.10%	1.39%	26%	$60,936
Year Ended 12/31/2019	$13.32	25.15%	1.14%	1.14%	1.95%	39%	$59,746
Year Ended 12/31/2018	$12.67	(16.81%)	1.14%(d)	1.14%(d)	1.75%	113%	$51,287
Year Ended 12/31/2017	$15.62	27.18%	1.16%	1.15%	1.13%	41%	$67,097
Year Ended 12/31/2016	$12.52	(6.27%)	1.17%(e)	1.14%(e)	1.77%	57%	$57,342
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$14.97	8.98%	0.91%(c),(d)	0.91%(c),(d)	2.13%(c)	14%	$250,889
Year Ended 12/31/2020	$14.15	8.92%	0.97%	0.97%	1.50%	26%	$241,122
Year Ended 12/31/2019	$13.38	25.32%	1.01%	1.01%	2.09%	39%	$250,480
Year Ended 12/31/2018	$12.72	(16.70%)	1.02%(d)	1.02%(d)	1.88%	113%	$228,786
Year Ended 12/31/2017	$15.68	27.37%	1.04%	1.03%	1.26%	41%	$312,588
Year Ended 12/31/2016	$12.56	(6.10%)	1.07%(e)	1.03%(e)	1.66%	57%	$280,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	17

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
20	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	652,000
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,399,378
Total		2,051,378

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,950,875
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	7,576,383	2,397,565	(1,938,820)	8,035,128
Foreign exchange risk	(965,022)	—	—	—	(965,022)
Total	(965,022)	7,576,383	2,397,565	(1,938,820)	7,070,106

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(48,733)	(683,477)	(732,210)
Foreign exchange risk	(4,951,596)	—	—	(4,951,596)
Total	(4,951,596)	(48,733)	(683,477)	(5,683,806)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	—

22	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Derivative instrument	Average value ($)**
Options contracts — purchased	326,000
Options contracts — written	(85,041)

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	2,535,024	(6,700,023)

*	There were no ending daily outstanding amounts for the six months ended June 30, 2021. The average notional amount of futures contracts opened (and closed) during the period was $128,572,273.
**	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:
	Morgan Stanley ($)	State Street ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	1,399,378	1,399,378
Options purchased calls	652,000	-	652,000
Total assets	652,000	1,399,378	2,051,378
Liabilities
Forward foreign currency exchange contracts	-	5,950,875	5,950,875
Total financial and derivative net assets	652,000	(4,551,497)	(3,899,497)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	652,000	(4,551,497)	(3,899,497)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.75% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2021, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $6,043,727 and $0, respectively.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2021 through April 30, 2022	Prior to May 1, 2021
Class 1	0.89%	0.90%
Class 2	1.14	1.15
Class 3	1.015	1.025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,858,879,000	486,925,000	(157,538,000)	329,387,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,664,123,152 and $502,015,537, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
26	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
28	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 99.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser), an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to provide portfolio management services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	31

Approval of Management and Subadvisory
Agreements  (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
32	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	33

Approval of Management and Subadvisory
Agreements  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
34	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2021	35

Columbia Variable Portfolio – Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6494 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – High Yield Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – High Yield Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2010
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	3.20	14.44	6.86	6.57
Class 2	05/03/10	3.24	14.32	6.59	6.30
Class 3	05/01/96	3.21	14.51	6.71	6.43
ICE BofA US Cash Pay High Yield Constrained Index		3.58	15.45	7.25	6.47
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Convertible Bonds	0.2
Corporate Bonds & Notes	95.3
Foreign Government Obligations	0.3
Money Market Funds	2.2
Senior Loans	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2021)
BBB rating	1.3
BB rating	43.8
B rating	38.5
CCC rating	16.3
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,032.00	1,021.47	3.38	3.36	0.67
Class 2	1,000.00	1,000.00	1,032.40	1,020.23	4.64	4.61	0.92
Class 3	1,000.00	1,000.00	1,032.10	1,020.83	4.03	4.01	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	594,000	606,177
Total Convertible Bonds (Cost $559,890)			606,177

Corporate Bonds & Notes 95.4%

Aerospace & Defense 2.0%
Bombardier, Inc.(a)
10/15/2022	6.000%	245,000	245,364
12/01/2024	7.500%	309,000	323,366
03/15/2025	7.500%	602,000	619,915
04/15/2027	7.875%	822,000	852,121
Moog, Inc.(a)
12/15/2027	4.250%	440,000	455,535
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	743,236
03/15/2026	6.250%	1,893,000	1,996,752
01/15/2029	4.625%	1,168,000	1,171,596
05/01/2029	4.875%	111,000	112,164
TransDigm, Inc.
11/15/2027	5.500%	164,000	171,003
Total			6,691,052
Airlines 2.5%
American Airlines, Inc.(a)
07/15/2025	11.750%	425,000	533,294
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,539,000	1,633,863
04/20/2029	5.750%	127,346	137,715
Delta Air Lines, Inc.(a)
05/01/2025	7.000%	556,000	648,776
Delta Air Lines, Inc.
01/15/2026	7.375%	144,000	169,008
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	523,000	563,051
10/20/2028	4.750%	1,213,000	1,349,911
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	525,154	563,636
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,631,402	1,796,183
United Airlines, Inc.(a)
04/15/2026	4.375%	357,000	369,579
04/15/2029	4.625%	399,000	413,282
Total			8,178,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 4.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	685,000	706,430
04/01/2027	6.500%	44,000	46,607
Clarios Global LP(a)
05/15/2025	6.750%	255,000	272,069
Ford Motor Co.
04/21/2023	8.500%	248,000	276,756
04/22/2025	9.000%	548,000	675,281
04/22/2030	9.625%	75,000	107,508
01/15/2043	4.750%	790,000	841,350
Ford Motor Credit Co. LLC
10/12/2021	3.813%	976,000	983,320
03/18/2024	5.584%	1,777,000	1,946,267
11/01/2024	4.063%	400,000	425,354
06/16/2025	5.125%	414,000	455,777
11/13/2025	3.375%	728,000	754,905
08/17/2027	4.125%	689,000	731,279
02/16/2028	2.900%	410,000	409,109
11/13/2030	4.000%	493,000	517,159
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	600,000	627,057
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	190,995
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,758,000	1,803,582
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	829,541
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	264,000	273,807
Tenneco, Inc.(a)
01/15/2029	7.875%	679,000	766,756
Total			13,640,909
Brokerage/Asset Managers/Exchanges 1.3%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	246,000	272,889
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	255,851
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	294,000	303,477
Hightower Holding LLC(a)
04/15/2029	6.750%	664,000	677,260
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(a)
08/15/2028	4.875%	620,000	630,176
08/15/2028	6.875%	1,947,000	2,057,118
Total			4,196,771
Building Materials 1.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	797,000	816,410
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	539,081
Core & Main LP(a)
08/15/2025	6.125%	1,140,000	1,162,800
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	393,000	407,235
Interface, Inc.(a)
12/01/2028	5.500%	119,000	124,624
SRS Distribution, Inc.(a)
07/01/2028	4.625%	356,000	364,159
07/01/2029	6.125%	694,000	715,874
White Cap Buyer LLC(a)
10/15/2028	6.875%	611,000	651,794
Total			4,781,977
Cable and Satellite 5.9%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	439,000	453,753
05/01/2026	5.500%	397,000	410,372
02/01/2028	5.000%	666,000	698,810
06/01/2029	5.375%	749,000	818,466
03/01/2030	4.750%	1,876,000	1,982,337
CSC Holdings LLC(a)
02/01/2028	5.375%	829,000	876,200
02/01/2029	6.500%	2,867,000	3,174,896
01/15/2030	5.750%	338,000	351,623
02/15/2031	3.375%	731,000	690,544
DISH DBS Corp.
07/01/2026	7.750%	1,261,000	1,427,428
DISH DBS Corp.(a)
06/01/2029	5.125%	2,308,000	2,281,113
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	526,000	544,322
09/15/2028	6.500%	940,000	987,337
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	1,100,000	1,112,826
Videotron Ltd.(a)
06/15/2029	3.625%	401,000	406,861
Virgin Media Finance PLC(a)
07/15/2030	5.000%	801,000	807,529
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	789,000	823,933
Ziggo BV(a)
01/15/2027	5.500%	1,402,000	1,456,949
01/15/2030	4.875%	337,000	345,727
Total			19,651,026
Chemicals 3.0%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	497,547
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	673,070
Element Solutions, Inc.(a)
09/01/2028	3.875%	956,000	975,166
HB Fuller Co.
10/15/2028	4.250%	292,000	301,836
Herens Holdco Sarl(a)
05/15/2028	4.750%	651,000	648,452
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	439,000	490,060
INEOS Group Holdings SA(a)
08/01/2024	5.625%	481,000	482,676
Ingevity Corp.(a)
11/01/2028	3.875%	781,000	779,360
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	816,029
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	360,060
PQ Corp.(a)
12/15/2025	5.750%	975,000	1,000,189
SPCM SA(a)
09/15/2025	4.875%	721,000	738,018
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,585,000	1,680,100
WR Grace & Co.(a)
06/15/2027	4.875%	649,000	687,876
Total			10,130,439
Construction Machinery 0.9%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,253,000	1,231,828
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	824,606
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	431,000	449,763

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	374,604
Total			2,880,801
Consumer Cyclical Services 2.0%
APX Group, Inc.
12/01/2022	7.875%	1,059,000	1,062,939
09/01/2023	7.625%	1,437,000	1,476,378
11/01/2024	8.500%	1,264,000	1,322,121
Arches Buyer, Inc.(a)
06/01/2028	4.250%	237,000	235,631
12/01/2028	6.125%	142,000	146,780
Match Group, Inc.(a)
06/01/2028	4.625%	452,000	469,541
Staples, Inc.(a)
04/15/2026	7.500%	570,000	590,580
04/15/2027	10.750%	176,000	179,516
Uber Technologies, Inc.(a)
05/15/2025	7.500%	813,000	877,247
01/15/2028	6.250%	410,000	441,608
Total			6,802,341
Consumer Products 0.7%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	502,000	537,839
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	731,575
Mattel, Inc.
11/01/2041	5.450%	141,000	162,845
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	354,164
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	524,078
Total			2,310,501
Diversified Manufacturing 1.2%
CFX Escrow Corp.(a)
02/15/2026	6.375%	195,000	206,168
Madison IAQ LLC(a)
06/30/2028	4.125%	262,000	264,575
06/30/2029	5.875%	842,000	856,788
Resideo Funding, Inc.(a)
11/01/2026	6.125%	727,000	766,802
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	270,726
Welbilt, Inc.
02/15/2024	9.500%	308,000	322,324
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	799,781
06/15/2028	7.250%	572,000	636,967
Total			4,124,131
Electric 4.6%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	470,000	479,162
Calpine Corp.(a)
06/01/2026	5.250%	396,000	407,310
Clearway Energy Operating LLC
09/15/2026	5.000%	866,000	890,094
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	909,000	953,647
02/15/2031	3.750%	1,770,000	1,755,114
FirstEnergy Corp.
11/15/2031	7.375%	225,000	307,723
07/15/2047	4.850%	338,000	405,573
Leeward Renewable Energy Operations LLC(a),(c)
07/01/2029	4.250%	943,000	958,136
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	521,990
09/15/2027	4.500%	2,263,000	2,452,057
NRG Energy, Inc.
01/15/2027	6.625%	146,000	151,142
NRG Energy, Inc.(a)
02/15/2029	3.375%	415,000	406,465
06/15/2029	5.250%	728,000	775,157
02/15/2031	3.625%	1,367,000	1,342,491
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	268,094
PG&E Corp.
07/01/2028	5.000%	360,000	364,306
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	604,000	639,526
01/15/2030	4.750%	624,000	640,899
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	678,583
07/31/2027	5.000%	277,000	284,359
05/01/2029	4.375%	495,000	497,611
Total			15,179,439
Environmental 1.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	463,000	482,075
08/01/2025	3.750%	633,000	650,303
12/15/2026	5.125%	405,000	428,410
08/01/2028	4.000%	547,000	540,590
06/15/2029	4.750%	802,000	833,342

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,166,000	1,204,171
Total			4,138,891
Finance Companies 1.5%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	472,429	473,801
Navient Corp.
03/15/2028	4.875%	487,000	489,545
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,158,288
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	687,000	679,741
03/01/2031	3.875%	1,144,000	1,152,887
Springleaf Finance Corp.
03/15/2024	6.125%	974,000	1,048,487
Total			5,002,749
Food and Beverage 3.9%
Aramark Services, Inc.(a)
05/01/2025	6.375%	238,000	252,821
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,991,000	2,053,561
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	390,000	397,992
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,073,000	1,216,048
10/01/2049	4.875%	678,000	821,665
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	436,000	541,795
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	447,862
11/01/2026	4.875%	586,000	605,774
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	182,066
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	603,000	643,118
04/15/2031	4.250%	1,634,000	1,693,766
Post Holdings, Inc.(a)
03/01/2027	5.750%	647,000	677,587
01/15/2028	5.625%	440,000	467,493
04/15/2030	4.625%	1,578,000	1,605,977
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	498,099
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	377,000	380,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	485,000	488,360
Total			12,974,529
Gaming 4.5%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	235,000	258,820
06/15/2031	4.750%	792,000	823,398
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	698,550
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	794,000	804,216
CCM Merger, Inc.(a)
05/01/2026	6.375%	505,000	530,666
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	237,000	249,739
07/01/2025	6.250%	989,000	1,049,055
07/01/2027	8.125%	836,000	930,322
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,274,399
04/15/2026	4.125%	339,000	353,040
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	520,354
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	400,000	427,213
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	947,000	948,623
Penn National Gaming, Inc.(a),(c)
07/01/2029	4.125%	376,000	375,574
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,328,574
03/15/2026	8.250%	1,138,000	1,222,075
05/15/2028	7.000%	369,000	403,122
11/15/2029	7.250%	669,000	754,619
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	561,000	583,158
02/15/2027	3.750%	305,000	311,466
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	940,651
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	171,318
Total			14,958,952
Health Care 5.1%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	147,693
04/15/2029	5.000%	184,000	192,726
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	806,295

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	178,000	186,069
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	257,859
03/15/2029	3.750%	249,000	252,294
03/15/2031	4.000%	199,000	206,765
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	897,000	948,091
03/15/2026	8.000%	375,000	404,105
03/15/2027	5.625%	197,000	210,222
04/15/2029	6.875%	629,000	660,510
04/01/2030	6.125%	341,000	346,109
HCA, Inc.
09/01/2028	5.625%	530,000	628,634
02/01/2029	5.875%	527,000	636,606
09/01/2030	3.500%	1,360,000	1,447,973
Indigo Merger Sub, Inc.(a),(c)
07/15/2026	2.875%	297,000	301,698
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	306,000	321,808
06/15/2028	5.000%	282,000	305,587
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	98,000	105,186
02/01/2028	7.250%	130,000	142,139
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	645,000	673,731
Select Medical Corp.(a)
08/15/2026	6.250%	1,017,000	1,083,357
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	86,000	87,707
04/15/2027	10.000%	376,000	412,954
Syneos Health, Inc.(a)
01/15/2029	3.625%	244,000	241,450
Teleflex, Inc.
11/15/2027	4.625%	693,000	738,082
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	232,493
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	669,000	721,754
02/01/2027	6.250%	886,000	925,831
11/01/2027	5.125%	1,522,000	1,594,953
10/01/2028	6.125%	1,423,000	1,514,158
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	375,000	387,594
Total			17,122,433
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
Centene Corp.
02/15/2030	3.375%	639,000	667,837
10/15/2030	3.000%	1,123,000	1,154,145
Total			1,821,982
Home Construction 0.8%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	361,153
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	395,450
04/01/2029	4.750%	102,000	104,661
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	547,830
03/01/2024	5.625%	848,000	922,389
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	343,000	381,504
Total			2,712,987
Independent Energy 7.1%
Apache Corp.
11/15/2025	4.625%	387,000	417,021
11/15/2027	4.875%	514,000	557,270
10/15/2028	4.375%	225,000	239,627
01/15/2030	4.250%	341,000	360,445
09/01/2040	5.100%	252,000	264,621
02/01/2042	5.250%	171,000	180,978
04/15/2043	4.750%	571,000	593,591
01/15/2044	4.250%	123,000	120,805
Callon Petroleum Co.
10/01/2024	6.125%	378,000	372,525
07/01/2026	6.375%	2,277,000	2,197,574
Callon Petroleum Co.(a),(c)
08/01/2028	8.000%	457,000	461,979
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	666,000	666,956
CNX Resources Corp.(a)
03/14/2027	7.250%	771,000	826,680
01/15/2029	6.000%	189,000	204,323
Comstock Resources, Inc.(a)
03/01/2029	6.750%	336,000	357,889
01/15/2030	5.875%	287,000	293,046
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	261,158
Encana Corp.
08/15/2034	6.500%	29,000	38,181
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	457,000	487,265

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQT Corp.
01/15/2029	5.000%	404,000	450,669
EQT Corp.(d)
02/01/2030	8.750%	566,000	736,454
EQT Corp.(a)
05/15/2031	3.625%	366,000	382,855
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	133,000	141,327
02/01/2029	5.750%	415,000	432,635
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	334,000	350,240
Matador Resources Co.
09/15/2026	5.875%	1,971,000	2,030,197
Newfield Exploration Co.
07/01/2024	5.625%	53,000	58,985
01/01/2026	5.375%	449,000	506,273
Occidental Petroleum Corp.
08/15/2024	2.900%	1,320,000	1,349,737
04/15/2026	3.400%	1,134,000	1,159,893
08/15/2026	3.200%	270,000	272,109
08/15/2029	3.500%	594,000	596,165
09/01/2030	6.625%	1,099,000	1,321,941
01/01/2031	6.125%	263,000	309,249
09/15/2036	6.450%	346,000	413,463
04/15/2046	4.400%	1,736,000	1,675,985
Ovintiv, Inc.
11/01/2031	7.200%	65,000	85,697
SM Energy Co.
06/01/2025	5.625%	329,000	325,765
09/15/2026	6.750%	1,106,000	1,124,873
01/15/2027	6.625%	851,000	873,898
07/15/2028	6.500%	272,000	279,513
Total			23,779,857
Leisure 2.6%
Carnival Corp.(a)
03/01/2026	7.625%	745,000	811,758
03/01/2027	5.750%	1,062,000	1,117,138
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	348,000	351,692
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	485,159
10/01/2028	6.500%	265,000	285,934
Cinemark USA, Inc.(a)
05/01/2025	8.750%	662,000	724,309
03/15/2026	5.875%	627,000	657,657
07/15/2028	5.250%	446,000	457,353
NCL Corp Ltd.(a)
03/15/2026	5.875%	848,000	888,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	651,000	714,618
07/01/2026	4.250%	461,000	460,424
04/01/2028	5.500%	647,000	678,780
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	433,000	437,220
Viking Cruises Ltd.(a)
02/15/2029	7.000%	171,000	178,472
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	147,000	149,604
VOC Escrow Ltd.(a)
02/15/2028	5.000%	180,000	182,347
Total			8,580,763
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	326,505
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	62,000	63,468
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	201,000	203,787
Total			593,760
Media and Entertainment 3.9%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	488,000	499,844
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	654,474
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,126,000	1,179,424
06/01/2029	7.500%	679,000	703,356
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	1,062,868
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	482,000	312,307
08/15/2027	6.625%	298,000	146,159
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	515,071
05/01/2027	8.375%	1,323,672	1,420,078
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	261,000	273,193
01/15/2028	4.750%	591,000	609,158
Netflix, Inc.
11/15/2028	5.875%	1,405,000	1,725,986
05/15/2029	6.375%	124,000	158,106
Netflix, Inc.(a)
11/15/2029	5.375%	567,000	688,811
06/15/2030	4.875%	756,000	898,831

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	247,643
01/15/2029	4.250%	278,000	279,507
03/15/2030	4.625%	877,000	889,045
Playtika Holding Corp.(a)
03/15/2029	4.250%	672,000	672,652
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	120,000	119,052
Total			13,055,565
Metals and Mining 3.6%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	366,000	383,160
03/31/2029	4.125%	325,000	338,580
Commercial Metals Co.
02/15/2031	3.875%	95,000	95,749
Constellium NV(a)
02/15/2026	5.875%	2,038,000	2,098,223
Constellium SE(a)
06/15/2028	5.625%	303,000	325,522
04/15/2029	3.750%	1,024,000	1,014,355
Freeport-McMoRan, Inc.
03/15/2043	5.450%	1,286,000	1,572,216
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	465,000	467,209
04/01/2029	6.125%	1,562,000	1,664,094
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	815,000	839,024
Novelis Corp.(a)
09/30/2026	5.875%	2,013,000	2,095,809
01/30/2030	4.750%	1,043,000	1,094,838
Total			11,988,779
Midstream 5.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	599,000	621,464
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	387,000	404,642
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	734,000	774,323
DCP Midstream Operating LP
04/01/2044	5.600%	1,189,000	1,307,728
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	909,375
DT Midstream, Inc.(a)
06/15/2029	4.125%	501,000	508,635
06/15/2031	4.375%	401,000	408,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	590,000	641,630
07/01/2027	6.500%	503,000	560,757
01/15/2029	4.500%	491,000	499,639
01/15/2031	4.750%	1,315,000	1,355,023
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	861,000	882,823
ITT Holdings LLC(a),(c)
08/01/2029	6.500%	167,000	170,142
NuStar Logistics LP
10/01/2025	5.750%	359,000	390,567
06/01/2026	6.000%	522,000	567,924
04/28/2027	5.625%	124,000	132,756
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	916,000	937,005
Sunoco LP/Finance Corp.
02/15/2026	5.500%	1,052,000	1,083,993
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	761,000	803,822
03/01/2030	5.500%	1,490,000	1,637,985
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	534,000	577,920
01/15/2032	4.000%	444,000	456,975
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,122,364
Western Gas Partners LP
07/01/2026	4.650%	687,000	736,823
08/15/2028	4.750%	115,000	124,939
Western Midstream Operating LP
02/01/2025	4.350%	910,000	961,477
03/01/2028	4.500%	78,000	83,546
Total			18,663,116
Oil Field Services 1.0%
Apergy Corp.
05/01/2026	6.375%	437,000	458,273
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	627,000	654,050
Nabors Industries Ltd.(a)
01/15/2028	7.500%	385,000	371,585
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,804,861	1,761,117
Total			3,245,025
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	149,000	159,846

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 1.5%
Hospitality Properties Trust
03/15/2024	4.650%	326,000	331,829
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	459,000	461,210
10/01/2025	5.250%	994,000	1,011,984
02/01/2027	4.250%	420,000	420,565
06/15/2029	4.750%	1,047,000	1,046,773
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	632,000	672,552
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	518,660
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	349,590
Service Properties Trust
10/01/2024	4.350%	152,000	153,330
Total			4,966,493
Packaging 2.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,314,000	1,304,093
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	385,875
08/15/2026	4.125%	641,000	661,731
08/15/2027	5.250%	634,000	647,371
08/15/2027	5.250%	258,000	263,338
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,046,407
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	349,000	355,301
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	598,965
Novolex(a)
01/15/2025	6.875%	396,000	403,432
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	654,159
08/15/2027	8.500%	530,000	575,510
Total			6,896,182
Pharmaceuticals 3.4%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	1,734,000	1,776,788
04/01/2026	9.250%	1,148,000	1,248,511
01/31/2027	8.500%	1,094,000	1,189,086
01/15/2028	7.000%	856,000	883,820
06/01/2028	4.875%	241,000	246,461
02/15/2029	6.250%	802,000	793,106
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	202,000	206,631
06/30/2028	6.000%	302,000	203,459
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	593,000	581,251
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	376,623
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,508,000	1,538,580
04/30/2031	5.125%	1,120,000	1,153,712
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,047,000	1,070,701
Total			11,268,729
Property & Casualty 1.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	533,000	540,867
10/15/2027	6.750%	1,234,000	1,297,460
AssuredPartners, Inc.(a)
01/15/2029	5.625%	576,000	577,174
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	722,000	736,199
HUB International Ltd.(a)
05/01/2026	7.000%	1,169,000	1,212,094
MGIC Investment Corp.
08/15/2028	5.250%	101,000	107,085
Radian Group, Inc.
03/15/2025	6.625%	40,000	45,197
03/15/2027	4.875%	235,000	255,721
USI, Inc.(a)
05/01/2025	6.875%	347,000	353,392
Total			5,125,189
Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	583,518
1011778 BC ULC/New Red Finance, Inc.(a),(e)
01/15/2028	3.875%	901,000	912,263
IRB Holding Corp.(a)
06/15/2025	7.000%	536,000	578,760
02/15/2026	6.750%	1,693,000	1,753,579
Yum! Brands, Inc.(a)
04/01/2025	7.750%	106,000	115,530
Total			3,943,650
Retailers 1.1%
L Brands, Inc.(a)
07/01/2025	9.375%	152,000	196,352

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
02/01/2028	5.250%	358,000	401,464
06/15/2029	7.500%	208,000	244,925
11/01/2035	6.875%	1,191,000	1,509,505
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	283,000	290,169
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	662,000	687,450
02/15/2029	7.750%	171,000	188,606
Total			3,518,471
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	420,000	460,633
02/15/2028	5.875%	473,000	509,619
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	495,000	503,997
01/15/2027	4.625%	708,000	740,220
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	177,441
Total			2,391,910
Technology 6.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	652,488
08/01/2025	6.875%	604,000	615,645
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	184,000	193,965
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	875,000	871,657
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	226,901
03/01/2026	9.125%	129,000	136,089
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	194,000	203,142
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	523,850
CDK Global, Inc.
06/01/2027	4.875%	497,000	526,502
Clarivate Science Holdings Corp.(a)
06/30/2028	3.875%	401,000	403,243
06/30/2029	4.875%	638,000	654,651
CommScope Technologies LLC(a)
06/15/2025	6.000%	781,000	797,822
Everi Holdings, Inc.(a),(c)
07/15/2029	5.000%	86,000	86,000
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	673,401
06/15/2029	3.625%	304,000	308,861
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	750,419
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	672,000	698,058
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,054,000	1,092,664
Microchip Technology, Inc.
09/01/2025	4.250%	607,000	637,525
NCR Corp.(a)
04/15/2025	8.125%	453,000	494,592
10/01/2028	5.000%	1,059,000	1,094,409
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	422,000	445,771
07/15/2029	4.500%	402,000	402,865
07/15/2031	4.750%	502,000	503,473
Plantronics, Inc.(a)
03/01/2029	4.750%	1,783,000	1,768,439
PTC, Inc.(a)
02/15/2025	3.625%	178,000	183,315
02/15/2028	4.000%	256,000	264,352
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	989,000	1,057,497
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	163,000	193,790
09/01/2025	7.375%	251,000	272,842
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	583,000	609,202
Square, Inc.(a)
06/01/2026	2.750%	163,000	165,837
06/01/2031	3.500%	548,000	552,860
Switch Ltd.(a)
09/15/2028	3.750%	206,000	208,236
06/15/2029	4.125%	401,000	411,084
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	362,219
06/01/2025	6.750%	603,000	613,179
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,075,843
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	788,000	782,090
Total			21,514,778
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	205,000	208,653

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 4.3%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	1,059,795
02/15/2028	6.000%	986,000	980,110
Altice France SA(a)
02/01/2027	8.125%	775,000	843,787
07/15/2029	5.125%	806,000	815,209
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,511,213
Sprint Capital Corp.
11/15/2028	6.875%	1,509,000	1,935,968
T-Mobile USA, Inc.
02/15/2026	2.250%	218,000	219,901
02/01/2028	4.750%	1,149,000	1,230,424
02/15/2029	2.625%	893,000	882,109
02/15/2031	2.875%	496,000	491,905
04/15/2031	3.500%	159,000	164,307
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	850,000	877,200
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,513,821
Vmed O2 UK Financing I PLC(a),(c)
07/15/2031	4.750%	829,000	841,231
Total			14,366,980
Wirelines 1.9%
CenturyLink, Inc.
04/01/2024	7.500%	1,020,000	1,145,308
04/01/2025	5.625%	1,358,000	1,472,414
CenturyLink, Inc.(a)
12/15/2026	5.125%	721,000	749,102
02/15/2027	4.000%	385,000	392,711
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,034,000	1,027,198
03/01/2028	6.125%	962,000	982,280
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	400,000	406,516
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	300,000	300,065
Total			6,475,594
Total Corporate Bonds & Notes (Cost $302,404,208)			318,043,548

Foreign Government Obligations(f) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	754,000	812,170
05/15/2029	4.250%	318,000	321,444
Total			1,133,614
Total Foreign Government Obligations (Cost $1,088,606)			1,133,614

Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(g),(h)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.591%	698,114	695,063
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.841%	752,935	746,663
Total			1,441,726
Food and Beverage 0.2%
BellRing Brands LLC(g),(h)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	537,385	540,679
Health Care 0.4%
Radiology Partners, Inc.(g),(h)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.325%	130,000	129,892
Surgery Center Holdings, Inc.(g),(h)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,071,437	1,075,284
Total			1,205,176
Media and Entertainment 0.0%
Cengage Learning, Inc.(e),(g),(h)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/29/2026	5.750%	181,000	181,114

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,041,525	1,039,026
Technology 0.7%
Applied Systems, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	3.750%	382,271	381,269
Ascend Learning LLC(g),(h)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	327,995	327,654
DCert Buyer, Inc.(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.104%	478,000	481,289
Epicore Software Corp.(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	228,000	235,269
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(g),(h)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	577,814	578,224
UKG, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.854%	430,335	430,378
Total			2,434,083
Total Senior Loans (Cost $6,813,443)			6,841,804

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(i),(j)	7,181,535	7,180,817
Total Money Market Funds (Cost $7,180,817)		7,180,817
Total Investments in Securities (Cost: $318,046,964)		333,805,960
Other Assets & Liabilities, Net		(273,532)
Net Assets		333,532,428

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $239,397,697, which represents 71.78% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
(e)	Represents a security purchased on a forward commitment basis.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Variable rate security. The interest rate shown was the current rate as of June 30, 2021.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	5,498,191	54,150,236	(52,467,610)	—	7,180,817	—	2,027	7,181,535
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	606,177	—	606,177
Corporate Bonds & Notes	—	318,043,548	—	318,043,548
Foreign Government Obligations	—	1,133,614	—	1,133,614
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Senior Loans	—	6,841,804	—	6,841,804
Money Market Funds	7,180,817	—	—	7,180,817
Total Investments in Securities	7,180,817	326,625,143	—	333,805,960
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $310,866,147)	$326,625,143
Affiliated issuers (cost $7,180,817)	7,180,817
Cash	25,913
Receivable for:
Investments sold	90,348
Investments sold on a delayed delivery basis	422,110
Capital shares sold	25,041
Dividends	284
Interest	4,654,825
Foreign tax reclaims	5,347
Expense reimbursement due from Investment Manager	844
Prepaid expenses	11,214
Total assets	339,041,886
Liabilities
Payable for:
Investments purchased	510,416
Investments purchased on a delayed delivery basis	4,672,460
Capital shares purchased	169,293
Management services fees	5,999
Distribution and/or service fees	1,423
Service fees	25,227
Compensation of board members	88,419
Compensation of chief compliance officer	35
Other expenses	36,186
Total liabilities	5,509,458
Net assets applicable to outstanding capital stock	$333,532,428
Represented by
Paid in capital	296,194,493
Total distributable earnings (loss)	37,337,935
Total - representing net assets applicable to outstanding capital stock	$333,532,428
Class 1
Net assets	$841,098
Shares outstanding	118,610
Net asset value per share	$7.09
Class 2
Net assets	$82,781,962
Shares outstanding	11,812,578
Net asset value per share	$7.01
Class 3
Net assets	$249,909,368
Shares outstanding	35,368,388
Net asset value per share	$7.07
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	19

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$2,027
Interest	8,754,262
Total income	8,756,289
Expenses:
Management services fees	1,067,637
Distribution and/or service fees
Class 2	95,144
Class 3	155,310
Service fees	110,690
Compensation of board members	22,255
Custodian fees	4,816
Printing and postage fees	13,936
Audit fees	19,588
Legal fees	7,393
Compensation of chief compliance officer	29
Other	13,908
Total expenses	1,510,706
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(161,810)
Total net expenses	1,348,896
Net investment income	7,407,393
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,207,158
Net realized gain	5,207,158
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,186,908)
Net change in unrealized appreciation (depreciation)	(2,186,908)
Net realized and unrealized gain	3,020,250
Net increase in net assets resulting from operations	$10,427,643
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$7,407,393	$15,967,787
Net realized gain (loss)	5,207,158	(2,287,401)
Net change in unrealized appreciation (depreciation)	(2,186,908)	3,653,412
Net increase in net assets resulting from operations	10,427,643	17,333,798
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(19,972)
Class 2	—	(3,668,308)
Class 3	—	(14,222,912)
Total distributions to shareholders	—	(17,911,192)
Decrease in net assets from capital stock activity	(3,288,180)	(28,895,489)
Total increase (decrease) in net assets	7,139,463	(29,472,883)
Net assets at beginning of period	326,392,965	355,865,848
Net assets at end of period	$333,532,428	$326,392,965

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	46,569	323,613	52,405	350,112
Distributions reinvested	—	—	3,068	19,972
Redemptions	(9,921)	(69,404)	(6,769)	(43,509)
Net increase	36,648	254,209	48,704	326,575
Class 2
Subscriptions	1,781,042	12,210,066	3,842,980	25,047,611
Distributions reinvested	—	—	569,613	3,668,308
Redemptions	(565,572)	(3,884,450)	(4,876,865)	(31,503,873)
Net increase (decrease)	1,215,470	8,325,616	(464,272)	(2,787,954)
Class 3
Subscriptions	235,058	1,621,550	170,863	1,137,467
Distributions reinvested	—	—	2,191,512	14,222,912
Redemptions	(1,949,592)	(13,489,555)	(6,494,536)	(41,794,489)
Net decrease	(1,714,534)	(11,868,005)	(4,132,161)	(26,434,110)
Total net decrease	(462,416)	(3,288,180)	(4,547,729)	(28,895,489)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$6.87	0.16	0.06	0.22	—	—
Year Ended 12/31/2020	$6.83	0.34	0.09	0.43	(0.39)	(0.39)
Year Ended 12/31/2019	$6.20	0.34	0.70	1.04	(0.41)	(0.41)
Year Ended 12/31/2018	$6.84	0.35	(0.60)	(0.25)	(0.39)	(0.39)
Year Ended 12/31/2017	$6.79	0.36	0.08	0.44	(0.39)	(0.39)
Year Ended 12/31/2016	$6.46	0.35	0.40	0.75	(0.42)	(0.42)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$6.79	0.15	0.07	0.22	—	—
Year Ended 12/31/2020	$6.76	0.32	0.09	0.41	(0.38)	(0.38)
Year Ended 12/31/2019	$6.15	0.33	0.67	1.00	(0.39)	(0.39)
Year Ended 12/31/2018	$6.78	0.33	(0.59)	(0.26)	(0.37)	(0.37)
Year Ended 12/31/2017	$6.74	0.32	0.09	0.41	(0.37)	(0.37)
Year Ended 12/31/2016	$6.41	0.34	0.39	0.73	(0.40)	(0.40)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$6.85	0.16	0.06	0.22	—	—
Year Ended 12/31/2020	$6.81	0.33	0.09	0.42	(0.38)	(0.38)
Year Ended 12/31/2019	$6.19	0.34	0.68	1.02	(0.40)	(0.40)
Year Ended 12/31/2018	$6.83	0.34	(0.60)	(0.26)	(0.38)	(0.38)
Year Ended 12/31/2017	$6.78	0.34	0.09	0.43	(0.38)	(0.38)
Year Ended 12/31/2016	$6.45	0.35	0.39	0.74	(0.41)	(0.41)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$7.09	3.20%	0.78%(c)	0.67%(c)	4.71%(c)	32%	$841
Year Ended 12/31/2020	$6.87	6.67%	0.78%	0.67%	5.17%	59%	$563
Year Ended 12/31/2019	$6.83	17.00%	0.80%	0.67%	5.21%	49%	$227
Year Ended 12/31/2018	$6.20	(3.86%)	0.77%	0.73%	5.31%	39%	$11
Year Ended 12/31/2017	$6.84	6.53%	0.75%	0.75%	5.12%	51%	$12
Year Ended 12/31/2016	$6.79	11.84%	0.75%	0.75%	5.32%	51%	$3,135
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$7.01	3.24%	1.02%(c)	0.92%(c)	4.46%(c)	32%	$82,782
Year Ended 12/31/2020	$6.79	6.31%	1.02%	0.92%	4.89%	59%	$71,989
Year Ended 12/31/2019	$6.76	16.52%	1.02%	0.94%	5.04%	49%	$74,825
Year Ended 12/31/2018	$6.15	(4.00%)	1.01%	0.98%	5.06%	39%	$54,532
Year Ended 12/31/2017	$6.78	6.17%	1.01%	1.01%	4.76%	51%	$59,098
Year Ended 12/31/2016	$6.74	11.65%	1.00%	1.00%	5.07%	51%	$48,310
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$7.07	3.21%	0.90%(c)	0.80%(c)	4.59%(c)	32%	$249,909
Year Ended 12/31/2020	$6.85	6.55%	0.89%	0.80%	5.03%	59%	$253,841
Year Ended 12/31/2019	$6.81	16.72%	0.89%	0.81%	5.18%	49%	$280,814
Year Ended 12/31/2018	$6.19	(4.00%)	0.89%	0.86%	5.18%	39%	$279,157
Year Ended 12/31/2017	$6.83	6.41%	0.89%	0.89%	4.89%	51%	$364,733
Year Ended 12/31/2016	$6.78	11.72%	0.88%	0.88%	5.20%	51%	$400,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
26	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.67%
Class 2	0.92
Class 3	0.795
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
318,047,000	16,413,000	(654,000)	15,759,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,360,051)	(4,588,192)	(6,948,243)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $108,411,239 and $101,830,621, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities
30	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 92.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
32	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
34	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2021	35

Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6671 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2019
Tiffany Wade
Co-Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	17.50	43.26	22.73	16.87
Class 2	05/03/10	17.35	42.94	22.43	16.57
Class 3	09/15/99	17.45	43.16	22.59	16.72
Russell 1000 Growth Index		12.99	42.50	23.66	17.87
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	14.0
Consumer Discretionary	19.2
Consumer Staples	1.3
Financials	0.9
Health Care	12.6
Industrials	4.9
Information Technology	45.6
Real Estate	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2021)
Information Technology
Application Software	7.5
Data Processing & Outsourced Services	7.6
Electronic Equipment & Instruments	1.1
Internet Services & Infrastructure	1.4
Semiconductor Equipment	2.6
Semiconductors	6.5
Systems Software	11.2
Technology Hardware, Storage & Peripherals	7.7
Total	45.6
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,175.00	1,021.27	3.83	3.56	0.71
Class 2	1,000.00	1,000.00	1,173.50	1,020.03	5.17	4.81	0.96
Class 3	1,000.00	1,000.00	1,174.50	1,020.63	4.53	4.21	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.1%
Issuer	Shares	Value ($)
Communication Services 14.1%
Entertainment 1.1%
Electronic Arts, Inc.	204,701	29,442,145
Interactive Media & Services 13.0%
Alphabet, Inc., Class A(a)	30,912	75,480,612
Alphabet, Inc., Class C(a)	45,011	112,811,970
Facebook, Inc., Class A(a)	414,215	144,026,698
Match Group, Inc.(a)	191,732	30,916,785
Total		363,236,065
Total Communication Services		392,678,210
Consumer Discretionary 19.2%
Automobiles 1.4%
Tesla Motors, Inc.(a)	58,462	39,736,621
Internet & Direct Marketing Retail 9.3%
Amazon.com, Inc.(a)	59,679	205,305,309
Etsy, Inc.(a)	116,841	24,050,551
Wayfair, Inc., Class A(a)	95,839	30,257,331
Total		259,613,191
Multiline Retail 1.3%
Target Corp.	150,738	36,439,404
Specialty Retail 4.2%
Home Depot, Inc. (The)	240,787	76,784,567
TJX Companies, Inc. (The)	602,127	40,595,402
Total		117,379,969
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc., Class B	366,282	56,586,906
VF Corp.	323,570	26,545,683
Total		83,132,589
Total Consumer Discretionary		536,301,774
Consumer Staples 1.3%
Household Products 1.3%
Procter & Gamble Co. (The)	271,786	36,672,085
Total Consumer Staples		36,672,085
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.9%
Banks 0.9%
SVB Financial Group(a)	44,916	24,992,610
Total Financials		24,992,610
Health Care 12.6%
Biotechnology 2.2%
AbbVie, Inc.	216,701	24,409,201
BioMarin Pharmaceutical, Inc.(a)	135,087	11,271,659
Exact Sciences Corp.(a)	103,510	12,867,328
Horizon Therapeutics PLC(a)	135,219	12,661,907
Total		61,210,095
Health Care Equipment & Supplies 3.2%
Danaher Corp.	117,344	31,490,436
Medtronic PLC	211,285	26,226,807
Stryker Corp.	121,938	31,670,957
Total		89,388,200
Health Care Technology 1.3%
Veeva Systems Inc., Class A(a)	120,918	37,599,452
Life Sciences Tools & Services 3.0%
10X Genomics, Inc., Class A(a)	90,456	17,713,094
Charles River Laboratories International, Inc.(a)	89,151	32,978,738
IQVIA Holdings, Inc.(a)	136,069	32,972,240
Total		83,664,072
Pharmaceuticals 2.9%
Eli Lilly & Co.	214,868	49,316,503
Johnson & Johnson	187,249	30,847,400
Total		80,163,903
Total Health Care		352,025,722
Industrials 4.8%
Building Products 1.2%
Trane Technologies PLC	183,461	33,782,509
Electrical Equipment 1.1%
AMETEK, Inc.	222,299	29,676,917
Machinery 1.0%
AGCO Corp.	226,296	29,504,472
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.5%
Union Pacific Corp.	195,126	42,914,061
Total Industrials		135,877,959
Information Technology 45.7%
Electronic Equipment, Instruments & Components 1.1%
Zebra Technologies Corp., Class A(a)	60,028	31,784,226
IT Services 9.0%
Fidelity National Information Services, Inc.	191,511	27,131,363
Fiserv, Inc.(a)	202,487	21,643,835
PayPal Holdings, Inc.(a)	269,800	78,641,304
Twilio, Inc., Class A(a)	97,899	38,587,870
Visa, Inc., Class A	362,078	84,661,078
Total		250,665,450
Semiconductors & Semiconductor Equipment 9.1%
Applied Materials, Inc.	330,700	47,091,680
Broadcom, Inc.	113,720	54,226,245
Enphase Energy, Inc.(a)	130,789	24,016,784
NVIDIA Corp.	119,096	95,288,710
NXP Semiconductors NV	156,903	32,278,085
Total		252,901,504
Software 18.8%
Adobe, Inc.(a)	115,637	67,721,653
Atlassian Corp. PLC, Class A(a)	130,216	33,447,282
Autodesk, Inc.(a)	130,832	38,189,861
Bill.com Holdings, Inc.(a)	131,982	24,176,463
Common Stocks (continued)
Issuer	Shares	Value ($)
Crowdstrike Holdings, Inc., Class A(a)	141,686	35,607,108
Intuit, Inc.	95,078	46,604,383
Microsoft Corp.	749,468	203,030,881
ServiceNow, Inc.(a)	82,621	45,404,370
VMware, Inc., Class A(a)	181,040	28,960,969
Total		523,142,970
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	1,574,105	215,589,421
Total Information Technology		1,274,083,571
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
Equinix, Inc.	51,342	41,207,089
Total Real Estate		41,207,089
Total Common Stocks (Cost $1,549,889,650)		2,793,839,020

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	7,497,515	7,496,765
Total Money Market Funds (Cost $7,496,765)		7,496,765
Total Investments in Securities (Cost: $1,557,386,415)		2,801,335,785
Other Assets & Liabilities, Net		(11,820,307)
Net Assets		2,789,515,478

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	28,352,567	255,003,328	(275,859,130)	—	7,496,765	—	13,408	7,497,515
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	392,678,210	—	—	392,678,210
Consumer Discretionary	536,301,774	—	—	536,301,774
Consumer Staples	36,672,085	—	—	36,672,085
Financials	24,992,610	—	—	24,992,610
Health Care	352,025,722	—	—	352,025,722
Industrials	135,877,959	—	—	135,877,959
Information Technology	1,274,083,571	—	—	1,274,083,571
Real Estate	41,207,089	—	—	41,207,089
Total Common Stocks	2,793,839,020	—	—	2,793,839,020
Money Market Funds	7,496,765	—	—	7,496,765
Total Investments in Securities	2,801,335,785	—	—	2,801,335,785
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,549,889,650)	$2,793,839,020
Affiliated issuers (cost $7,496,765)	7,496,765
Receivable for:
Capital shares sold	3,141
Dividends	395,280
Foreign tax reclaims	33,277
Prepaid expenses	29,194
Total assets	2,801,796,677
Liabilities
Payable for:
Investments purchased	2,628,738
Capital shares purchased	9,202,814
Management services fees	51,901
Distribution and/or service fees	2,384
Service fees	72,228
Compensation of board members	288,404
Compensation of chief compliance officer	253
Other expenses	34,477
Total liabilities	12,281,199
Net assets applicable to outstanding capital stock	$2,789,515,478
Represented by
Trust capital	$2,789,515,478
Total - representing net assets applicable to outstanding capital stock	$2,789,515,478
Class 1
Net assets	$2,284,107,314
Shares outstanding	65,930,503
Net asset value per share	$34.64
Class 2
Net assets	$187,340,926
Shares outstanding	5,561,153
Net asset value per share	$33.69
Class 3
Net assets	$318,067,238
Shares outstanding	9,301,162
Net asset value per share	$34.20
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	9

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,041,459
Dividends — affiliated issuers	13,408
Interfund lending	60
Foreign taxes withheld	(25,081)
Total income	9,029,846
Expenses:
Management services fees	8,715,689
Distribution and/or service fees
Class 2	212,203
Class 3	183,973
Service fees	300,974
Compensation of board members	68,213
Custodian fees	8,391
Printing and postage fees	20,245
Audit fees	15,008
Legal fees	19,531
Compensation of chief compliance officer	234
Other	27,339
Total expenses	9,571,800
Net investment loss	(541,954)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	145,003,438
Net realized gain	145,003,438
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	281,375,848
Net change in unrealized appreciation (depreciation)	281,375,848
Net realized and unrealized gain	426,379,286
Net increase in net assets resulting from operations	$425,837,332
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$(541,954)	$4,893,639
Net realized gain	145,003,438	348,328,282
Net change in unrealized appreciation (depreciation)	281,375,848	292,133,949
Net increase in net assets resulting from operations	425,837,332	645,355,870
Decrease in net assets from capital stock activity	(26,576,316)	(317,258,835)
Total increase in net assets	399,261,016	328,097,035
Net assets at beginning of period	2,390,254,462	2,062,157,427
Net assets at end of period	$2,789,515,478	$2,390,254,462

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,505,844	104,382,318	2,118,172	47,842,154
Redemptions	(3,504,602)	(113,899,058)	(13,889,012)	(332,789,308)
Net increase (decrease)	1,242	(9,516,740)	(11,770,840)	(284,947,154)
Class 2
Subscriptions	368,674	11,342,197	851,450	20,261,963
Redemptions	(438,850)	(13,434,664)	(1,360,300)	(31,836,271)
Net decrease	(70,176)	(2,092,467)	(508,850)	(11,574,308)
Class 3
Subscriptions	60,493	1,786,614	219,840	5,293,376
Redemptions	(537,439)	(16,753,723)	(1,110,053)	(26,030,749)
Net decrease	(476,946)	(14,967,109)	(890,213)	(20,737,373)
Total net decrease	(545,880)	(26,576,316)	(13,169,903)	(317,258,835)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$29.48	(0.00)(c)	5.16	5.16
Year Ended 12/31/2020	$21.88	0.06	7.54	7.60
Year Ended 12/31/2019	$16.10	0.04	5.74	5.78
Year Ended 12/31/2018	$16.76	0.03	(0.69)	(0.66)
Year Ended 12/31/2017	$13.08	0.05	3.63	3.68
Year Ended 12/31/2016	$12.92	0.09	0.07	0.16
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$28.71	(0.04)	5.02	4.98
Year Ended 12/31/2020	$21.36	0.00(c)	7.35	7.35
Year Ended 12/31/2019	$15.76	(0.01)	5.61	5.60
Year Ended 12/31/2018	$16.44	(0.02)	(0.66)	(0.68)
Year Ended 12/31/2017	$12.86	0.02	3.56	3.58
Year Ended 12/31/2016	$12.73	0.04	0.09	0.13
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$29.12	(0.02)	5.10	5.08
Year Ended 12/31/2020	$21.64	0.03	7.45	7.48
Year Ended 12/31/2019	$15.94	0.01	5.69	5.70
Year Ended 12/31/2018	$16.62	0.01	(0.69)	(0.68)
Year Ended 12/31/2017	$12.99	0.04	3.59	3.63
Year Ended 12/31/2016	$12.84	0.07	0.08	0.15

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$34.64	17.50%	0.71%(d)	0.71%(d)	(0.01%)(d)	27%	$2,284,107
Year Ended 12/31/2020	$29.48	34.74%	0.73%	0.73%	0.26%	57%	$1,943,859
Year Ended 12/31/2019	$21.88	35.90%	0.73%	0.73%	0.19%	39%	$1,700,174
Year Ended 12/31/2018	$16.10	(3.94%)	0.74%	0.74%	0.16%	27%	$1,312,513
Year Ended 12/31/2017	$16.76	28.14%	0.77%	0.76%	0.36%	35%	$1,408,054
Year Ended 12/31/2016	$13.08	1.24%	0.80%	0.77%	0.69%	54%	$1,267,016
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$33.69	17.35%	0.96%(d)	0.96%(d)	(0.26%)(d)	27%	$187,341
Year Ended 12/31/2020	$28.71	34.41%	0.98%	0.98%	0.02%	57%	$161,648
Year Ended 12/31/2019	$21.36	35.53%	0.98%	0.98%	(0.06%)	39%	$131,133
Year Ended 12/31/2018	$15.76	(4.14%)	0.99%	0.99%	(0.09%)	27%	$108,782
Year Ended 12/31/2017	$16.44	27.84%	1.02%	1.01%	0.11%	35%	$121,608
Year Ended 12/31/2016	$12.86	1.02%	1.05%	1.01%	0.35%	54%	$108,824
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$34.20	17.45%	0.84%(d)	0.84%(d)	(0.14%)(d)	27%	$318,067
Year Ended 12/31/2020	$29.12	34.57%	0.85%	0.85%	0.14%	57%	$284,747
Year Ended 12/31/2019	$21.64	35.76%	0.86%	0.86%	0.06%	39%	$230,850
Year Ended 12/31/2018	$15.94	(4.09%)	0.86%	0.86%	0.04%	27%	$196,874
Year Ended 12/31/2017	$16.62	27.94%	0.89%	0.88%	0.23%	35%	$232,010
Year Ended 12/31/2016	$12.99	1.17%	0.92%	0.89%	0.55%	54%	$207,757
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	13

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.68% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Transactions with affiliates
For the six months ended June 30, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $25,043,751 and $0, respectively.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2021 through April 30, 2022	Voluntary expense cap May 1, 2021 through June 30, 2021	Contractual expense cap prior to May 1, 2021
Class 1	0.75%	0.75%	0.75%
Class 2	1.00	1.00	1.00
Class 3	0.875	0.875	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $693,652,004 and $688,672,035, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,550,000	0.69	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
18	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 91.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	21

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
22	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to management teams) had been taken or are contemplated to help improve the Fund’s performance.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021	23

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6465 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Dividend Opportunity Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since 2018
Yan Jin
Portfolio Manager
Managed Fund since 2018
Grace Lee. CAIA
Portfolio Manager
Managed Fund since October 2020
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	16.44	35.50	10.16	9.67
Class 2	05/03/10	16.31	35.15	9.89	9.40
Class 3	09/15/99	16.36	35.34	10.02	9.53
MSCI USA High Dividend Yield Index (Net)		11.60	27.40	10.26	11.38
Russell 1000 Value Index		17.05	43.68	11.87	11.61
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	91.1
Convertible Preferred Stocks	8.7
Money Market Funds	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	5.8
Consumer Discretionary	6.4
Consumer Staples	12.6
Energy	7.8
Financials	17.4
Health Care	14.8
Industrials	6.5
Information Technology	13.3
Materials	2.3
Real Estate	5.6
Utilities	7.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,164.40	1,021.22	3.86	3.61	0.72
Class 2	1,000.00	1,000.00	1,163.10	1,020.03	5.15	4.81	0.96
Class 3	1,000.00	1,000.00	1,163.60	1,020.63	4.51	4.21	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2022, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.67% for Class 1. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2021. If this change had been in place for the entire six month period ended June 30, 2021, the actual expenses paid would have been $3.60 for Class 1; the hypothetical expenses paid would have been $3.36 for Class 1.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.9%
Issuer	Shares	Value ($)
Communication Services 5.3%
Diversified Telecommunication Services 4.7%
AT&T, Inc.	637,500	18,347,250
Verizon Communications, Inc.	450,000	25,213,500
Total		43,560,750
Media 0.6%
ViacomCBS, Inc., Class B	112,500	5,085,000
Total Communication Services		48,645,750
Consumer Discretionary 5.6%
Hotels, Restaurants & Leisure 2.1%
Darden Restaurants, Inc.	16,500	2,408,835
McDonald’s Corp.	72,500	16,746,775
Total		19,155,610
Household Durables 1.2%
Newell Brands, Inc.	165,000	4,532,550
Whirlpool Corp.	30,000	6,540,600
Total		11,073,150
Specialty Retail 2.3%
Best Buy Co., Inc.	40,000	4,599,200
Gap, Inc. (The)	215,000	7,234,750
Home Depot, Inc. (The)	30,000	9,566,700
Total		21,400,650
Total Consumer Discretionary		51,629,410
Consumer Staples 12.6%
Beverages 4.6%
Coca-Cola Co. (The)	385,000	20,832,350
PepsiCo, Inc.	145,000	21,484,650
Total		42,317,000
Food & Staples Retailing 0.7%
Walgreens Boots Alliance, Inc.	130,000	6,839,300
Food Products 1.8%
Bunge Ltd.	57,500	4,493,625
JM Smucker Co. (The)	35,000	4,534,950
Kraft Heinz Co. (The)	175,000	7,136,500
Total		16,165,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.5%
Kimberly-Clark Corp.	55,000	7,357,900
Procter & Gamble Co. (The)	120,000	16,191,600
Total		23,549,500
Tobacco 3.0%
Altria Group, Inc.	187,500	8,940,000
Philip Morris International, Inc.	185,000	18,335,350
Total		27,275,350
Total Consumer Staples		116,146,225
Energy 7.8%
Oil, Gas & Consumable Fuels 7.8%
Chevron Corp.	260,000	27,232,400
Diamondback Energy, Inc.	50,000	4,694,500
Exxon Mobil Corp.	490,000	30,909,200
Valero Energy Corp.	120,000	9,369,600
Total		72,205,700
Total Energy		72,205,700
Financials 16.8%
Banks 9.8%
Bank of America Corp.	350,000	14,430,500
JPMorgan Chase & Co.	245,000	38,107,300
PNC Financial Services Group, Inc. (The)	50,000	9,538,000
Truist Financial Corp.	150,000	8,325,000
U.S. Bancorp	205,000	11,678,850
Zions Bancorp	160,000	8,457,600
Total		90,537,250
Capital Markets 2.8%
Ares Capital Corp.	240,000	4,701,600
BlackRock, Inc.	16,500	14,437,005
State Street Corp.	85,000	6,993,800
Total		26,132,405
Consumer Finance 0.5%
Discover Financial Services	40,000	4,731,600
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.7%
Hartford Financial Services Group, Inc. (The)	150,000	9,295,500
MetLife, Inc.	140,000	8,379,000
Principal Financial Group, Inc.	110,000	6,950,900
Travelers Companies, Inc. (The)	60,000	8,982,600
Total		33,608,000
Total Financials		155,009,255
Health Care 13.5%
Biotechnology 4.3%
AbbVie, Inc.	250,000	28,160,000
Amgen, Inc.	45,000	10,968,750
Total		39,128,750
Pharmaceuticals 9.2%
Bristol-Myers Squibb Co.	285,000	19,043,700
Eli Lilly & Co.	30,000	6,885,600
Johnson & Johnson	237,500	39,125,750
Merck & Co., Inc.	250,000	19,442,500
Organon & Co.(a)	24,000	726,240
Total		85,223,790
Total Health Care		124,352,540
Industrials 5.2%
Aerospace & Defense 1.5%
Raytheon Technologies Corp.	160,000	13,649,600
Air Freight & Logistics 2.2%
CH Robinson Worldwide, Inc.	50,000	4,683,500
United Parcel Service, Inc., Class B	75,000	15,597,750
Total		20,281,250
Electrical Equipment 1.0%
Eaton Corp. PLC	65,000	9,631,700
Machinery 0.5%
AGCO Corp.	35,000	4,563,300
Total Industrials		48,125,850
Information Technology 13.2%
Communications Equipment 2.5%
Cisco Systems, Inc.	440,000	23,320,000
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	160,000	6,544,000
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.2%
International Business Machines Corp.	135,000	19,789,650
Semiconductors & Semiconductor Equipment 5.6%
Broadcom, Inc.	45,000	21,457,800
Intel Corp.	250,000	14,035,000
Texas Instruments, Inc.	85,000	16,345,500
Total		51,838,300
Software 0.5%
NortonLifeLock, Inc.	175,000	4,763,500
Technology Hardware, Storage & Peripherals 1.7%
HP, Inc.	315,000	9,509,850
Seagate Technology Holdings PLC	72,000	6,330,960
Total		15,840,810
Total Information Technology		122,096,260
Materials 2.2%
Chemicals 1.7%
Dow, Inc.	135,000	8,542,800
Nutrien Ltd.	122,500	7,424,725
Total		15,967,525
Metals & Mining 0.5%
Steel Dynamics, Inc.	80,000	4,768,000
Total Materials		20,735,525
Real Estate 5.5%
Equity Real Estate Investment Trusts (REITS) 5.5%
Crown Castle International Corp.	47,500	9,267,250
Invitation Homes, Inc.	147,000	5,481,630
Life Storage, Inc.	70,000	7,514,500
Medical Properties Trust, Inc.	425,000	8,542,500
Simon Property Group, Inc.	57,500	7,502,600
VICI Properties, Inc.	150,000	4,653,000
Welltower, Inc.	97,500	8,102,250
Total		51,063,730
Total Real Estate		51,063,730

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.2%
Electric Utilities 3.2%
American Electric Power Co., Inc.	80,000	6,767,200
Duke Energy Corp.	92,500	9,131,600
Edison International	120,000	6,938,400
Pinnacle West Capital Corp.	85,000	6,967,450
Total		29,804,650
Total Utilities		29,804,650
Total Common Stocks (Cost $693,063,828)		839,814,895

Convertible Preferred Stocks 8.7%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(b)	5.250%	3,900	4,914,312
Total Communication Services			4,914,312
Consumer Discretionary 0.8%
Auto Components 0.8%
Aptiv PLC	5.500%	42,500	7,559,475
Total Consumer Discretionary			7,559,475
Financials 0.5%
Capital Markets 0.5%
KKR & Co., Inc.	6.000%	65,000	5,011,500
Total Financials			5,011,500
Health Care 1.3%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.000%	87,500	4,679,500
Danaher Corp.	5.000%	4,800	7,024,800
Total			11,704,300
Total Health Care			11,704,300
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 1.3%
Machinery 0.8%
Stanley Black & Decker, Inc.	5.250%	57,500	6,947,150
Professional Services 0.5%
Clarivate PLC	5.250%	45,000	4,725,000
Total Industrials			11,672,150
Utilities 4.3%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.219%	190,000	9,363,200
Multi-Utilities 3.3%
Algonquin Power & Utilities Corp.	7.750%	145,000	7,175,653
DTE Energy Co.	6.250%	275,000	13,618,000
NiSource, Inc.	7.750%	90,000	9,266,400
Total			30,060,053
Total Utilities			39,423,253
Total Convertible Preferred Stocks (Cost $69,599,417)			80,284,990

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(d)	1,484,435	1,484,287
Total Money Market Funds (Cost $1,484,287)		1,484,287
Total Investments in Securities (Cost: $764,147,532)		921,584,172
Other Assets & Liabilities, Net		2,464,315
Net Assets		924,048,487

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $4,914,312, which represents 0.53% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	3,014,973	109,756,756	(111,287,442)	—	1,484,287	—	1,655	1,484,435
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	48,645,750	—	—	48,645,750
Consumer Discretionary	51,629,410	—	—	51,629,410
Consumer Staples	116,146,225	—	—	116,146,225
Energy	72,205,700	—	—	72,205,700
Financials	155,009,255	—	—	155,009,255
Health Care	124,352,540	—	—	124,352,540
Industrials	48,125,850	—	—	48,125,850
Information Technology	122,096,260	—	—	122,096,260
Materials	20,735,525	—	—	20,735,525
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	51,063,730	—	—	51,063,730
Utilities	29,804,650	—	—	29,804,650
Total Common Stocks	839,814,895	—	—	839,814,895
Convertible Preferred Stocks
Communication Services	—	4,914,312	—	4,914,312
Consumer Discretionary	—	7,559,475	—	7,559,475
Financials	—	5,011,500	—	5,011,500
Health Care	—	11,704,300	—	11,704,300
Industrials	—	11,672,150	—	11,672,150
Utilities	—	39,423,253	—	39,423,253
Total Convertible Preferred Stocks	—	80,284,990	—	80,284,990
Money Market Funds	1,484,287	—	—	1,484,287
Total Investments in Securities	841,299,182	80,284,990	—	921,584,172
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $762,663,245)	$920,099,885
Affiliated issuers (cost $1,484,287)	1,484,287
Receivable for:
Investments sold	4,899,283
Capital shares sold	34,176
Dividends	1,493,412
Foreign tax reclaims	270,100
Expense reimbursement due from Investment Manager	3,119
Prepaid expenses	18,319
Total assets	928,302,581
Liabilities
Payable for:
Investments purchased	3,064,611
Capital shares purchased	817,560
Management services fees	17,607
Distribution and/or service fees	3,303
Service fees	26,018
Compensation of board members	296,957
Compensation of chief compliance officer	91
Other expenses	27,947
Total liabilities	4,254,094
Net assets applicable to outstanding capital stock	$924,048,487
Represented by
Trust capital	$924,048,487
Total - representing net assets applicable to outstanding capital stock	$924,048,487
Class 1
Net assets	$49,245,526
Shares outstanding	1,413,110
Net asset value per share	$34.85
Class 2
Net assets	$92,128,975
Shares outstanding	2,720,088
Net asset value per share	$33.87
Class 3
Net assets	$782,673,986
Shares outstanding	22,782,885
Net asset value per share	$34.35
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$17,736,800
Dividends — affiliated issuers	1,655
Foreign taxes withheld	(16,905)
Total income	17,721,550
Expenses:
Management services fees	3,367,021
Distribution and/or service fees
Class 2	106,050
Class 3	472,545
Service fees	264,879
Compensation of board members	57,927
Custodian fees	5,327
Printing and postage fees	38,513
Audit fees	27,761
Legal fees	8,860
Compensation of chief compliance officer	80
Other	37,037
Total expenses	4,386,000
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(329,439)
Total net expenses	4,056,561
Net investment income	13,664,989
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	127,709,764
Net realized gain	127,709,764
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,119,379
Foreign currency translations	(7,643)
Net change in unrealized appreciation (depreciation)	7,111,736
Net realized and unrealized gain	134,821,500
Net increase in net assets resulting from operations	$148,486,489
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$13,664,989	$50,638,993
Net realized gain (loss)	127,709,764	(38,627,084)
Net change in unrealized appreciation (depreciation)	7,111,736	(6,046,579)
Net increase in net assets resulting from operations	148,486,489	5,965,330
Decrease in net assets from capital stock activity	(648,980,128)	(106,400,279)
Total decrease in net assets	(500,493,639)	(100,434,949)
Net assets at beginning of period	1,424,542,126	1,524,977,075
Net assets at end of period	$924,048,487	$1,424,542,126

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	56,086	1,927,302	686,686	17,956,960
Redemptions	(19,737,601)	(605,547,559)	(984,410)	(27,953,799)
Net decrease	(19,681,515)	(603,620,257)	(297,724)	(9,996,839)
Class 2
Subscriptions	176,129	5,705,946	226,949	5,924,093
Redemptions	(113,413)	(3,594,200)	(393,845)	(10,053,952)
Net increase (decrease)	62,716	2,111,746	(166,896)	(4,129,859)
Class 3
Subscriptions	4,985	160,609	61,989	1,565,540
Redemptions	(1,471,700)	(47,632,226)	(3,556,897)	(93,839,121)
Net decrease	(1,466,715)	(47,471,617)	(3,494,908)	(92,273,581)
Total net decrease	(21,085,514)	(648,980,128)	(3,959,528)	(106,400,279)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$29.93	0.47	4.45	4.92
Year Ended 12/31/2020	$29.59	1.04	(0.70)	0.34
Year Ended 12/31/2019	$23.85	0.85	4.89	5.74
Year Ended 12/31/2018	$25.30	0.85	(2.30)	(1.45)
Year Ended 12/31/2017	$22.12	0.89	2.29	3.18
Year Ended 12/31/2016	$19.46	0.78	1.88	2.66
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$29.12	0.43	4.32	4.75
Year Ended 12/31/2020	$28.86	0.95	(0.69)	0.26
Year Ended 12/31/2019	$23.32	0.77	4.77	5.54
Year Ended 12/31/2018	$24.81	0.75	(2.24)	(1.49)
Year Ended 12/31/2017	$21.74	0.82	2.25	3.07
Year Ended 12/31/2016	$19.17	0.72	1.85	2.57
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$29.52	0.45	4.38	4.83
Year Ended 12/31/2020	$29.22	1.00	(0.70)	0.30
Year Ended 12/31/2019	$23.58	0.81	4.83	5.64
Year Ended 12/31/2018	$25.05	0.79	(2.26)	(1.47)
Year Ended 12/31/2017	$21.92	0.86	2.27	3.13
Year Ended 12/31/2016	$19.31	0.75	1.86	2.61

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$34.85	16.44%	0.74%(c)	0.72%(c)	2.97%(c)	18%	$49,246
Year Ended 12/31/2020	$29.93	1.15%	0.74%	0.73%	3.88%	54%	$631,347
Year Ended 12/31/2019	$29.59	24.07%	0.74%	0.72%	3.13%	46%	$632,898
Year Ended 12/31/2018	$23.85	(5.73%)	0.72%	0.72%	3.31%	87%	$537,062
Year Ended 12/31/2017	$25.30	14.38%	0.73%	0.73%	3.82%	62%	$832,599
Year Ended 12/31/2016	$22.12	13.67%	0.74%	0.74%	3.78%	64%	$742,337
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$33.87	16.31%	1.04%(c)	0.96%(c)	2.68%(c)	18%	$92,129
Year Ended 12/31/2020	$29.12	0.90%	0.99%	0.98%	3.64%	54%	$77,386
Year Ended 12/31/2019	$28.86	23.76%	0.99%	0.97%	2.88%	46%	$81,504
Year Ended 12/31/2018	$23.32	(6.01%)	0.97%	0.97%	2.99%	87%	$61,764
Year Ended 12/31/2017	$24.81	14.12%	0.98%	0.98%	3.58%	62%	$69,367
Year Ended 12/31/2016	$21.74	13.41%	0.99%	0.99%	3.52%	64%	$59,186
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$34.35	16.36%	0.91%(c)	0.84%(c)	2.80%(c)	18%	$782,674
Year Ended 12/31/2020	$29.52	1.03%	0.86%	0.85%	3.77%	54%	$715,809
Year Ended 12/31/2019	$29.22	23.92%	0.86%	0.84%	3.00%	46%	$810,575
Year Ended 12/31/2018	$23.58	(5.87%)	0.85%	0.84%	3.11%	87%	$749,273
Year Ended 12/31/2017	$25.05	14.28%	0.86%	0.86%	3.71%	62%	$939,770
Year Ended 12/31/2016	$21.92	13.52%	0.87%	0.87%	3.66%	64%	$967,557
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
16	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $167,142,434, respectively. The sale transactions resulted in a net realized gain of $25,812,834.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2021 through April 30, 2022	Prior to May 1, 2021
Class 1	0.67%	0.73%
Class 2	0.92	0.98
Class 3	0.795	0.855
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $177,012,161 and $817,014,959, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
20	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 93.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	23

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
24	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6469 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – U.S. Government Mortgage Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2012
Tom Heuer, CFA
Co-Portfolio Manager
Managed Fund since 2012
Ryan Osborn, CFA
Co-Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	0.55	2.49	3.37	2.76
Class 2	05/03/10	0.37	2.15	3.12	2.50
Class 3	09/15/99	0.46	2.26	3.25	2.63
Bloomberg Barclays U.S. Mortgage-Backed Securities Index		-0.77	-0.42	2.27	2.64
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2013 reflects returns achieved pursuant to a different investment objective and different principal investment strategies. If the Fund’s current investment objective and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	3.6
Commercial Mortgage-Backed Securities - Agency	4.3
Commercial Mortgage-Backed Securities - Non-Agency	5.4
Money Market Funds	2.9
Options Purchased Puts	1.0
Residential Mortgage-Backed Securities - Agency	73.7
Residential Mortgage-Backed Securities - Non-Agency	9.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2021)
AAA rating	82.7
AA rating	2.9
A rating	2.8
BBB rating	5.1
BB rating	1.5
B rating	1.3
Not rated	3.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,005.50	1,022.56	2.24	2.26	0.45
Class 2	1,000.00	1,000.00	1,003.70	1,021.32	3.48	3.51	0.70
Class 3	1,000.00	1,000.00	1,004.60	1,021.92	2.88	2.91	0.58
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	465	466
Total Asset-Backed Securities — Agency (Cost $464)			466

Asset-Backed Securities — Non-Agency 4.5%

AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class D
3-month USD LIBOR + 3.650% Floor 3.650% 10/15/2031	3.834%	2,300,000	2,302,208
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.888%	4,125,000	4,125,210
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	2.504%	1,900,000	1,900,000
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.884%	2,750,000	2,720,638
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.604%	6,500,000	6,495,197
LendingClub Receivables Trust(a)
Series 2019-5 Class A
12/15/2045	3.750%	2,488,177	2,526,883
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	2.136%	6,000,000	5,984,034
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.434%	2,000,000	1,980,884
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.854%	3,000,000	2,925,783
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.936%	3,000,000	2,973,672
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	1,707,645	1,728,921
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	1,084,023	1,086,167
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	20,658	20,658
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	222,065	222,116
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.584%	3,750,000	3,750,146
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	3,524,164	3,569,789
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	1.940%	5,000,000	4,986,800
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,701,153	1,720,232
Total Asset-Backed Securities — Non-Agency (Cost $51,073,082)			51,019,338

Commercial Mortgage-Backed Securities - Agency 5.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,869,450
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	7,000,000	7,506,540
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	27,705,735
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,984,315	4,332,167
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	5,575,425	5,928,987
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	2,253,429	2,330,775
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.849%	8,025,046	574,941
Series 2019-109 Class IO
04/16/2060	0.809%	18,131,412	1,316,689
Series 2019-118 Class IO
06/16/2061	0.832%	20,037,698	1,266,635
Series 2019-131 Class IO
07/16/2061	0.898%	18,231,770	1,253,669
Series 2019-134 Class IO
08/16/2061	0.858%	13,574,612	936,280
Series 2019-139 Class IO
11/16/2061	0.709%	15,316,351	931,514
Series 2020-19 Class IO
12/16/2061	0.889%	13,424,812	1,119,131
Series 2020-3 Class IO
02/16/2062	0.800%	13,470,086	956,941
Total Commercial Mortgage-Backed Securities - Agency (Cost $60,070,716)			61,029,454

Commercial Mortgage-Backed Securities - Non-Agency 6.7%

BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.923%	4,000,000	4,001,254
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.873%	3,500,000	3,396,309
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.323%	8,000,000	8,010,004
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,993,939
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,762,109
Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	7,489,014
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,011,125
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,024,595
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,906,370
Oak Street Investment Grade Net Lease Fund(a)
Series 2021-1A Class A2
01/20/2051	1.930%	4,945,554	4,969,034
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,543,496
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	4,095,490
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,985,717
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	6,125,396
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.251%	5,000,000	5,006,301
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.573%	2,500,000	2,506,853
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.173%	3,050,000	3,013,857
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	1.848%	3,000,000	2,983,042
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $74,094,223)			75,823,905

Residential Mortgage-Backed Securities - Agency 91.7%

Federal Home Loan Mortgage Corp.
10/01/2023- 10/01/2040	5.000%	3,871,854	4,441,587
08/01/2035	2.000%	22,046,079	22,818,700
08/01/2041- 06/01/2048	4.500%	9,699,977	10,562,281
10/01/2041- 11/01/2048	4.000%	36,747,452	40,237,209
07/01/2042- 04/01/2047	3.500%	45,757,005	49,667,324
11/01/2042- 02/01/2050	3.000%	67,049,700	70,683,543
02/01/2051	2.500%	14,560,724	15,240,022

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.618% Cap 10.975% 01/01/2037	1.996%	53,232	56,181
12-month USD LIBOR + 1.910% Cap 10.449% 09/01/2037	2.416%	59,640	63,287
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.877%	5,527,694	1,082,036
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.877%	10,803,269	2,246,076
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.127%	1,173,148	24,236
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.077%	1,283,636	53,952
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.827%	3,489,433	716,172
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.877%	8,051,976	1,662,542
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.759%	4,562,935	849,562
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.989%	8,272,482	1,996,788
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.959%	9,620,828	2,665,211
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.897%	3,174,406	688,280
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.927%	1,386,343	255,055
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	3,530,754	572,684
CMO Series 267
08/15/2042	4.000%	2,593,944	448,025
CMO Series 4120 Class AI
11/15/2039	3.500%	831,916	23,772
CMO Series 4122 Class JI
12/15/2040	4.000%	1,431,263	85,444
CMO Series 4139 Class CI
05/15/2042	3.500%	1,659,750	181,097
CMO Series 4147 Class CI
01/15/2041	3.500%	3,761,129	210,089
CMO Series 4148 Class BI
02/15/2041	4.000%	691,751	32,296
CMO Series 4177 Class IY
03/15/2043	4.000%	5,929,732	953,322
CMO Series 4182 Class DI
05/15/2039	3.500%	772,969	8,753
CMO Series 4213 Class DI
06/15/2038	3.500%	103,030	23
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	1.924%	2,891,676	194,209
Federal Home Loan Mortgage Corp. REMIC(b),(d)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.059%	16,588,064	3,507,462
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	8,069,433	9,240,645
08/01/2022	6.000%	145	162
09/01/2023- 11/01/2023	5.500%	477,383	493,931
03/01/2027- 12/01/2050	2.500%	38,326,351	40,057,653
03/01/2027- 07/01/2048	3.500%	83,455,656	89,769,698

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2027- 11/01/2050	3.000%	112,786,251	119,477,152
06/01/2036- 05/01/2051	2.000%	77,043,208	78,488,078
05/01/2039- 08/01/2047	4.500%	5,348,522	5,885,742
11/01/2043- 06/01/2048	4.000%	36,266,854	39,384,225
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,873,489	4,106,842
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	1.633%	14,308	14,477
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	1.663%	2,759	2,778
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	2.090%	2,491	2,588
12-month USD LIBOR + 1.589% Floor 1.589%, Cap 9.164% 06/01/2034	1.839%	16,809	16,827
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	3.083%	664	675
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,664,538	3
Federal National Mortgage Association(d)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	1,604,973	38,997
CMO Series 2012-129 Class IC
01/25/2041	3.500%	2,505,089	142,929
CMO Series 2012-133 Class EI
07/25/2031	3.500%	728,085	31,598
CMO Series 2012-134 Class AI
07/25/2040	3.500%	3,031,559	141,912
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,512,887	166,798
CMO Series 2012-40 Class IP
09/25/2040	4.000%	5,313,462	370,530
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,496,201	203,223
CMO Series 2013-1 Class BI
02/25/2040	3.500%	1,899,725	90,337
CMO Series 2013-10 Class AI
11/25/2041	3.500%	5,932,492	445,509
CMO Series 2013-16
01/25/2040	3.500%	2,330,040	148,459
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class IY
05/25/2040	3.500%	3,769,695	146,954
CMO Series 2013-6 Class MI
02/25/2040	3.500%	1,860,226	79,853
CMO Series 2020-55 Class MI
08/25/2050	2.500%	13,655,326	2,225,611
CMO Series 2021-3 Class TI
02/25/2051	2.500%	24,138,382	4,145,045
Federal National Mortgage Association(b),(d)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	6.559%	61,487	465
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	6.529%	6,584,490	1,756,263
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.059%	3,671,095	724,228
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.759%	4,789,657	1,031,990
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.909%	12,298,936	2,664,667
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.909%	8,828,054	1,937,530
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.059%	9,590,264	2,333,421
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	23,081,134	2,414,427

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.059%	5,134,503	1,232,223
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.959%	15,879,794	2,875,935
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.959%	13,297,864	2,991,842
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.989%	10,976,542	3,026,987
Government National Mortgage Association
08/20/2040	5.000%	2,576,976	2,919,738
07/20/2041	4.500%	3,500,420	3,871,284
04/20/2051- 05/20/2051	2.500%	25,910,592	26,850,485
Government National Mortgage Association(e)
04/20/2048	4.500%	8,875,551	9,519,894
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,418,805	391,241
CMO Series 2012-129 Class AI
08/20/2037	3.000%	1,744,114	55,406
CMO Series 2014-131 Class EI
09/16/2039	4.000%	3,263,731	218,911
CMO Series 2019-129 Class AI
10/20/2049	3.500%	9,641,752	1,123,204
CMO Series 2020-104 Class IY
07/20/2050	3.000%	13,506,524	1,918,945
CMO Series 2020-138 Class JI
09/20/2050	2.500%	21,481,364	2,700,424
CMO Series 2020-144 Class KI
09/20/2050	2.500%	9,542,950	1,287,640
CMO Series 2020-175 Class KI
11/20/2050	2.500%	14,703,239	2,140,709
CMO Series 2020-185 Class KI
12/20/2050	2.500%	23,093,326	3,184,445
CMO Series 2020-191 Class UC
12/20/2050	4.000%	14,433,831	2,442,855
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class IB
01/20/2051	2.500%	13,728,548	1,847,265
CMO Series 2021-1 Class QI
01/20/2051	2.500%	15,648,894	2,245,741
CMO Series 2021-27 Class IN
02/20/2051	2.500%	9,524,227	1,187,008
CMO Series 2021-67 Class GI
04/20/2051	3.000%	14,757,130	2,194,691
CMO Series 2021-8 Class IO
01/20/2051	3.000%	26,053,914	4,282,544
CMO Series 2021-9 Class DI
01/20/2051	2.500%	12,805,507	1,827,817
CMO Series 2021-9 Class MI
01/20/2051	2.500%	16,703,974	2,168,353
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.125%	2,378,207	564,148
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.107%	5,421,005	1,302,053
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.107%	3,912,348	743,280
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.107%	4,934,571	840,856
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.057%	7,770,952	1,795,332
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.057%	7,062,653	1,247,121
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.107%	5,795,759	1,290,460

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.107%	3,295,849	702,948
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.107%	4,191,574	892,553
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.107%	6,096,861	1,370,454
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.107%	5,482,940	1,371,398
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.957%	4,930,568	1,205,521
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	6.007%	10,599,431	1,904,147
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.975%	9,693,128	2,680,877
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	6.007%	26,178,464	4,984,916
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.107%	11,335,968	2,113,225
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	6.207%	19,982,085	4,675,128
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(f)
07/21/2051	2.000%	20,000,000	20,385,938
07/21/2051	2.500%	25,000,000	25,877,930
07/21/2051	3.000%	35,000,000	36,514,844
Uniform Mortgage-Backed Security TBA(f)
07/19/2036- 07/14/2051	2.500%	128,000,000	132,785,938
07/14/2051	2.000%	33,000,000	33,364,805
07/14/2051	3.500%	9,000,000	9,475,488
07/14/2051	4.000%	21,000,000	22,367,461
Total Residential Mortgage-Backed Securities - Agency (Cost $1,029,011,718)			1,035,371,850

Residential Mortgage-Backed Securities - Non-Agency 11.4%

American Mortgage Trust(c),(g),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	21	13
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M1B
1-month USD LIBOR + 1.600% 04/25/2028	1.692%	3,938,994	3,941,528
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	1.942%	4,638,632	4,650,891
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.560%	1,599,665	1,599,773
CMO Series 2021-1F Class M2
30-day Average SOFR + 2.050% Floor 2.050% 03/15/2038	2.060%	3,800,000	3,800,309
BVRT Financing Trust(a),(b),(g),(h)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.827%	4,957,317	4,960,416
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	9,600,000	9,624,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.842%	4,000,000	4,007,431
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.503%	1,417,060	1,499,248

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-C Class A
02/25/2054	3.250%	28,403	28,369
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,786,929	2,916,654
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2014-2R Class 17A2
04/27/2037	2.682%	390,643	387,578
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	2,606,009	2,596,404
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,225,192
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.092%	3,904,334	3,982,717
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.642%	5,527,249	5,624,604
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,542,284	2,537,251
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	3,931,640
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	3,100,000	3,167,073
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,800,337	4,794,022
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.328%	13,523,098	697,132
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.096%	2,753,276	2,729,183
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.942%	11,500,000	11,521,380
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.742%	10,500,000	10,483,892
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	10,280,616	10,368,716
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.842%	3,000,000	3,031,848
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.542%	3,750,000	3,747,339
RBSSP Resecuritization Trust(a),(c)
CMO Series 2012-1 Class 5A2
12/27/2035	2.966%	583,940	582,800
RCO V Mortgage LLC(a),(c)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	6,813,984	6,829,607
Station Place Securitization Trust(a),(b)
Subordinated CMO Series 2021-WL1 Class B
1-month USD LIBOR + 0.850% Floor 0.850% 01/26/2054	0.979%	5,000,000	4,997,642
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	1,689,127	1,690,639
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	6,457,777	6,475,106
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $126,272,321)			128,430,397

Options Purchased Puts 1.2%
Value ($)
(Cost $6,564,250)	13,332,745

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(i),(j)	40,148,322	40,144,308
Total Money Market Funds (Cost $40,144,308)		40,144,308
Total Investments in Securities (Cost: $1,387,231,082)		1,405,152,463
Other Assets & Liabilities, Net		(276,411,816)
Net Assets		1,128,740,647

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
At June 30, 2021, securities and/or cash totaling $7,011,515 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,160	09/2021	USD	286,200,000	2,038,485	—
U.S. Treasury 2-Year Note	11	09/2021	USD	2,423,523	—	(3,459)
U.S. Treasury 5-Year Note	37	09/2021	USD	4,566,898	—	(6,934)
Total					2,038,485	(10,393)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(13)	09/2021	USD	(2,089,750)	—	(66,044)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	60,000,000	60,000,000	1.00	09/30/2021	1,044,000	2,768,058
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	1.25	11/16/2021	2,100,000	4,518,930
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	68,000,000	68,000,000	1.25	12/03/2021	1,054,000	2,151,697
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	1.25	01/05/2022	1,710,000	3,412,160
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	62,500,000	62,500,000	1.50	05/20/2022	656,250	481,900
Total							6,564,250	13,332,745

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(25,000,000)	(25,000,000)	1.70	10/01/2021	(345,625)	(695,513)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(25,000,000)	(25,000,000)	2.20	03/17/2022	(467,500)	(133,780)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.635%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	03/18/2031	USD	33,000,000	(790,723)	—	—	—	(790,723)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	4.921	USD	5,000,000	(440,625)	2,500	—	(954,992)	516,867	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.921	USD	5,000,000	(440,625)	2,500	—	(880,590)	442,465	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.623	USD	1,300,000	(44,281)	650	—	(198,301)	154,670	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.921	USD	3,000,000	(264,375)	1,500	—	(694,036)	431,161	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.921	USD	2,500,000	(220,313)	1,250	—	(419,316)	200,253	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	3.623	USD	10,000,000	(340,625)	5,000	—	(1,966,048)	1,630,423	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.999	USD	2,500,000	(445,703)	1,250	—	(141,978)	—	(302,475)
Total								(2,196,547)	14,650	—	(5,255,261)	3,375,839	(302,475)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.146%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $245,666,306, which represents 21.76% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $14,584,429, which represents 1.29% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	67,708,216	286,156,851	(313,720,759)	—	40,144,308	—	17,034	40,148,322
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	466	—	466
Asset-Backed Securities — Non-Agency	—	51,019,338	—	51,019,338
Commercial Mortgage-Backed Securities - Agency	—	61,029,454	—	61,029,454
Commercial Mortgage-Backed Securities - Non-Agency	—	75,823,905	—	75,823,905
Residential Mortgage-Backed Securities - Agency	—	1,035,371,850	—	1,035,371,850
Residential Mortgage-Backed Securities - Non-Agency	—	113,845,968	14,584,429	128,430,397
Options Purchased Puts	—	13,332,745	—	13,332,745
Money Market Funds	40,144,308	—	—	40,144,308
Total Investments in Securities	40,144,308	1,350,423,726	14,584,429	1,405,152,463
Investments in Derivatives
Asset
Futures Contracts	2,038,485	—	—	2,038,485
Swap Contracts	—	3,375,839	—	3,375,839
Liability
Futures Contracts	(76,437)	—	—	(76,437)
Options Contracts Written	—	(829,293)	—	(829,293)
Swap Contracts	—	(1,093,198)	—	(1,093,198)
Total	42,106,356	1,351,877,074	14,584,429	1,408,567,859
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2021 ($)
Residential Mortgage-Backed Securities — Non-Agency	31	—	—	84,432	14,742,677	(242,711)	—	—	14,584,429
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2021 was $84,432, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $84,432.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,340,522,524)	$1,351,675,410
Affiliated issuers (cost $40,144,308)	40,144,308
Options purchased (cost $6,564,250)	13,332,745
Cash	71
Cash collateral held at broker for:
Swap contracts	1,090,000
TBA	458,000
Margin deposits on:
Swap contracts	1,661,919
Unrealized appreciation on swap contracts	3,375,839
Receivable for:
Investments sold	528
Capital shares sold	171,147
Dividends	1,641
Interest	3,903,727
Variation margin for futures contracts	508,820
Prepaid expenses	18,041
Total assets	1,416,342,196
Liabilities
Option contracts written, at value (premiums received $813,125)	829,293
Unrealized depreciation on swap contracts	302,475
Upfront receipts on swap contracts	5,255,261
Payable for:
Investments purchased on a delayed delivery basis	280,804,912
Capital shares purchased	89,914
Variation margin for futures contracts	8,531
Variation margin for swap contracts	116,406
Management services fees	13,181
Distribution and/or service fees	530
Service fees	10,791
Compensation of board members	132,718
Compensation of chief compliance officer	120
Other expenses	37,417
Total liabilities	287,601,549
Net assets applicable to outstanding capital stock	$1,128,740,647
Represented by
Paid in capital	1,068,078,182
Total distributable earnings (loss)	60,662,465
Total - representing net assets applicable to outstanding capital stock	$1,128,740,647
Class 1
Net assets	$1,004,171,189
Shares outstanding	92,240,267
Net asset value per share	$10.89
Class 2
Net assets	$30,341,907
Shares outstanding	2,798,758
Net asset value per share	$10.84
Class 3
Net assets	$94,227,551
Shares outstanding	8,661,423
Net asset value per share	$10.88
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	17

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$17,034
Interest	13,208,608
Total income	13,225,642
Expenses:
Management services fees	2,382,922
Distribution and/or service fees
Class 2	37,497
Class 3	59,975
Service fees	54,223
Compensation of board members	33,762
Custodian fees	13,892
Printing and postage fees	7,768
Audit fees	19,588
Legal fees	11,606
Interest on collateral	6,353
Compensation of chief compliance officer	101
Other	6,294
Total expenses	2,633,981
Net investment income	10,591,661
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,913,483)
Futures contracts	(2,929,805)
Options purchased	(290,000)
Swap contracts	528,846
Net realized loss	(5,604,442)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,980,280)
Futures contracts	1,723,359
Options purchased	7,096,466
Options contracts written	(16,168)
Swap contracts	249,075
Net change in unrealized appreciation (depreciation)	72,452
Net realized and unrealized loss	(5,531,990)
Net increase in net assets resulting from operations	$5,059,671
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$10,591,661	$23,495,706
Net realized gain (loss)	(5,604,442)	8,759,290
Net change in unrealized appreciation (depreciation)	72,452	18,541,850
Net increase in net assets resulting from operations	5,059,671	50,796,846
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(26,573,424)
Class 2	—	(732,421)
Class 3	—	(2,745,187)
Total distributions to shareholders	—	(30,051,032)
Increase in net assets from capital stock activity	92,905,009	1,490,849
Total increase in net assets	97,964,680	22,236,663
Net assets at beginning of period	1,030,775,967	1,008,539,304
Net assets at end of period	$1,128,740,647	$1,030,775,967

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	10,840,415	118,219,530	4,808,744	51,824,479
Distributions reinvested	—	—	2,492,816	26,573,424
Redemptions	(2,203,109)	(24,085,351)	(7,345,291)	(79,205,170)
Net increase (decrease)	8,637,306	94,134,179	(43,731)	(807,267)
Class 2
Subscriptions	549,535	5,989,626	834,331	8,974,325
Distributions reinvested	—	—	68,837	732,421
Redemptions	(358,651)	(3,911,083)	(714,926)	(7,671,895)
Net increase	190,884	2,078,543	188,242	2,034,851
Class 3
Subscriptions	297,872	3,256,773	698,721	7,530,480
Distributions reinvested	—	—	257,281	2,745,187
Redemptions	(600,366)	(6,564,486)	(929,572)	(10,012,402)
Net increase (decrease)	(302,494)	(3,307,713)	26,430	263,265
Total net increase	8,525,696	92,905,009	170,941	1,490,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$10.83	0.10	(0.04)	0.06	—	—	—
Year Ended 12/31/2020	$10.62	0.25	0.29	0.54	(0.29)	(0.04)	(0.33)
Year Ended 12/31/2019	$10.23	0.30	0.38	0.68	(0.29)	—	(0.29)
Year Ended 12/31/2018	$10.35	0.30	(0.11)	0.19	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2017	$10.32	0.29	0.05	0.34	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2016	$10.42	0.25	0.03	0.28	(0.30)	(0.08)	(0.38)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$10.80	0.09	(0.05)	0.04	—	—	—
Year Ended 12/31/2020	$10.59	0.22	0.29	0.51	(0.26)	(0.04)	(0.30)
Year Ended 12/31/2019	$10.20	0.27	0.39	0.66	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.32	0.27	(0.11)	0.16	(0.27)	(0.01)	(0.28)
Year Ended 12/31/2017	$10.30	0.26	0.05	0.31	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2016	$10.40	0.22	0.04	0.26	(0.28)	(0.08)	(0.36)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$10.83	0.10	(0.05)	0.05	—	—	—
Year Ended 12/31/2020	$10.62	0.24	0.28	0.52	(0.27)	(0.04)	(0.31)
Year Ended 12/31/2019	$10.23	0.28	0.39	0.67	(0.28)	—	(0.28)
Year Ended 12/31/2018	$10.35	0.28	(0.11)	0.17	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2017	$10.32	0.27	0.06	0.33	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2016	$10.42	0.24	0.03	0.27	(0.29)	(0.08)	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2021	12/31/2020	12/31/2019	12/31/2018
Class 1	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class 2	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class 3	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$10.89	0.55%	0.45%(c),(d)	0.45%(c),(d)	1.91%(c)	163%	$1,004,171
Year Ended 12/31/2020	$10.83	5.09%	0.46%(d)	0.46%(d)	2.32%	332%	$905,531
Year Ended 12/31/2019	$10.62	6.73%	0.46%(d)	0.46%(d)	2.83%	335%	$888,047
Year Ended 12/31/2018	$10.23	1.85%	0.46%(d)	0.46%(d)	2.91%	286%	$847,752
Year Ended 12/31/2017	$10.35	3.34%	0.48%	0.48%	2.77%	320%	$898,922
Year Ended 12/31/2016	$10.32	2.71%	0.50%	0.50%	2.38%	333%	$1,031,382
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$10.84	0.37%	0.70%(c),(d)	0.70%(c),(d)	1.65%(c)	163%	$30,342
Year Ended 12/31/2020	$10.80	4.85%	0.71%(d)	0.71%(d)	2.07%	332%	$28,163
Year Ended 12/31/2019	$10.59	6.50%	0.71%(d)	0.71%(d)	2.57%	335%	$25,616
Year Ended 12/31/2018	$10.20	1.60%	0.71%(d)	0.71%(d)	2.66%	286%	$22,932
Year Ended 12/31/2017	$10.32	2.99%	0.73%	0.73%	2.52%	320%	$24,782
Year Ended 12/31/2016	$10.30	2.45%	0.75%	0.75%	2.13%	333%	$25,112
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$10.88	0.46%	0.58%(c),(d)	0.58%(c),(d)	1.78%(c)	163%	$94,228
Year Ended 12/31/2020	$10.83	4.96%	0.58%(d)	0.58%(d)	2.20%	332%	$97,082
Year Ended 12/31/2019	$10.62	6.61%	0.59%(d)	0.59%(d)	2.71%	335%	$94,876
Year Ended 12/31/2018	$10.23	1.72%	0.58%(d)	0.58%(d)	2.78%	286%	$99,204
Year Ended 12/31/2017	$10.35	3.22%	0.61%	0.61%	2.65%	320%	$120,079
Year Ended 12/31/2016	$10.32	2.58%	0.62%	0.62%	2.25%	333%	$139,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	21

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate risk.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,375,839*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,038,485*
Interest rate risk	Investments, at value — Options purchased	13,332,745
Total		18,747,069

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	302,475*
Credit risk	Upfront receipts on swap contracts	5,255,261
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	76,437*
Interest rate risk	Options contracts written, at value	829,293
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	790,723*
Total		7,254,189

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	512,828	512,828
Interest rate risk	(2,929,805)	(290,000)	16,018	(3,203,787)
Total	(2,929,805)	(290,000)	528,846	(2,690,959)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	1,039,798	1,039,798
Interest rate risk	1,723,359	(16,168)	7,096,466	(790,723)	8,012,934
Total	1,723,359	(16,168)	7,096,466	249,075	9,052,732
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	295,862,872
Futures contracts — short	2,049,735
Credit default swap contracts — sell protection	29,300,000

Derivative instrument	Average value ($)*
Options contracts — purchased	20,338,714
Options contracts — written	(693,935)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Interest rate swap contracts	236,091	(395,362)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:
	Citi ($)(a)	Citi ($)(a)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Options purchased puts	9,438,685	-	-	3,894,060	-	13,332,745
OTC credit default swap contracts (b)	-	516,867	597,135	2,261,837	-	3,375,839
Total assets	9,438,685	516,867	597,135	6,155,897	-	16,708,584
Liabilities
Centrally cleared interest rate swap contracts (c)	-	-	-	-	116,406	116,406
Options contracts written	133,780	-	-	695,513	-	829,293
OTC credit default swap contracts (b)	-	954,992	1,078,891	3,523,853	-	5,557,736
Total liabilities	133,780	954,992	1,078,891	4,219,366	116,406	6,503,435
Total financial and derivative net assets	9,304,905	(438,125)	(481,756)	1,936,531	(116,406)	10,205,149
Total collateral received (pledged) (d)	9,304,905	(438,125)	(481,756)	1,936,531	(116,406)	10,205,149
Net amount (e)	-	-	-	-	-	-

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity. – this footnote would be used in instances where a broker needs to be listed multiple times due to the Fund being multi-managed or having a subsidiary.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
30	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.58%
Class 2	0.83
Class 3	0.705
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
32	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,381,163,000	47,079,000	(24,929,000)	22,150,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,323,045,973 and $2,217,848,310, respectively, for the six months ended June 30, 2021, of which $2,198,469,047 and $2,159,417,459, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
34	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 98.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
36	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	37

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
38	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021	39

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
40	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2021

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Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6491 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Index Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Index Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since November 2020
Christopher Rowe
Portfolio Manager
Managed Fund since November 2020
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	04/25/11	15.11	40.42	17.29	14.48
Class 2	04/25/11	14.97	40.12	17.00	14.20
Class 3	05/01/00	15.02	40.26	17.15	14.34
S&P 500 Index		15.25	40.79	17.65	14.84
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	11.1
Consumer Discretionary	12.3
Consumer Staples	5.9
Energy	2.9
Financials	11.3
Health Care	13.0
Industrials	8.5
Information Technology	27.4
Materials	2.6
Real Estate	2.6
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,151.10	1,023.55	1.33	1.25	0.25
Class 2	1,000.00	1,000.00	1,149.70	1,022.32	2.67	2.51	0.50
Class 3	1,000.00	1,000.00	1,150.20	1,022.91	2.03	1.91	0.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 11.0%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	323,026	9,296,688
Lumen Technologies, Inc.	45,006	611,632
Verizon Communications, Inc.	187,304	10,494,643
Total		20,402,963
Entertainment 1.9%
Activision Blizzard, Inc.	35,154	3,355,098
Electronic Arts, Inc.	12,948	1,862,311
Live Nation Entertainment, Inc.(a)	6,536	572,488
Netflix, Inc.(a)	20,060	10,595,892
Take-Two Interactive Software, Inc.(a)	5,232	926,169
Walt Disney Co. (The)(a)	82,201	14,448,470
Total		31,760,428
Interactive Media & Services 6.4%
Alphabet, Inc., Class A(a)	13,606	33,222,995
Alphabet, Inc., Class C(a)	12,883	32,288,920
Facebook, Inc., Class A(a)	108,401	37,692,112
Twitter, Inc.(a)	36,109	2,484,660
Total		105,688,687
Media 1.3%
Charter Communications, Inc., Class A(a)	6,231	4,495,355
Comcast Corp., Class A	207,426	11,827,430
Discovery, Inc., Class A(a)	7,630	234,088
Discovery, Inc., Class C(a)	13,592	393,896
DISH Network Corp., Class A(a)	11,241	469,874
Fox Corp., Class A	14,791	549,190
Fox Corp., Class B	6,875	242,000
Interpublic Group of Companies, Inc. (The)	17,797	578,225
News Corp., Class A	17,698	456,077
News Corp., Class B	5,509	134,144
Omnicom Group, Inc.	9,731	778,383
ViacomCBS, Inc., Class B	27,398	1,238,390
Total		21,397,052
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	26,513	3,839,878
Total Communication Services		183,089,008
Consumer Discretionary 12.1%
Auto Components 0.2%
Aptiv PLC(a)	12,236	1,925,090
BorgWarner, Inc.	10,851	526,707
Total		2,451,797
Automobiles 1.8%
Ford Motor Co.(a)	177,383	2,635,912
General Motors Co.(a)	57,755	3,417,363
Tesla Motors, Inc.(a)	34,866	23,698,420
Total		29,751,695
Distributors 0.1%
Genuine Parts Co.	6,536	826,608
LKQ Corp.(a)	12,577	619,040
Pool Corp.	1,816	832,926
Total		2,278,574
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.(a)	1,857	4,063,283
Caesars Entertainment, Inc.(a)	9,442	979,608
Carnival Corp.(a)	36,117	952,044
Chipotle Mexican Grill, Inc.(a)	1,274	1,975,133
Darden Restaurants, Inc.	5,920	864,261
Domino’s Pizza, Inc.	1,757	819,623
Expedia Group, Inc.(a)	6,399	1,047,580
Hilton Worldwide Holdings, Inc.(a)	12,601	1,519,933
Las Vegas Sands Corp.(a)	14,862	783,079
Marriott International, Inc., Class A(a)	12,081	1,649,298
McDonald’s Corp.	33,758	7,797,760
MGM Resorts International	18,420	785,613
Norwegian Cruise Line Holdings Ltd.(a)	16,736	492,206
Penn National Gaming, Inc.(a)	6,720	514,013
Royal Caribbean Cruises Ltd.(a)	9,905	844,698
Starbucks Corp.	53,308	5,960,367
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	4,762	582,393
Yum! Brands, Inc.	13,478	1,550,374
Total		33,181,266
Household Durables 0.4%
D.R. Horton, Inc.	14,841	1,341,181
Garmin Ltd.	6,781	980,804
Leggett & Platt, Inc.	6,028	312,311
Lennar Corp., Class A	12,476	1,239,491
Mohawk Industries, Inc.(a)	2,649	509,111
Newell Brands, Inc.	17,125	470,424
NVR, Inc.(a)	155	770,861
PulteGroup, Inc.	11,965	652,930
Whirlpool Corp.	2,833	617,651
Total		6,894,764
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.(a)	19,394	66,718,463
eBay, Inc.	29,280	2,055,749
Etsy, Inc.(a)	5,750	1,183,580
Total		69,957,792
Leisure Products 0.0%
Hasbro, Inc.	5,788	547,082
Multiline Retail 0.5%
Dollar General Corp.	10,686	2,312,343
Dollar Tree, Inc.(a)	10,494	1,044,153
Target Corp.	22,382	5,410,625
Total		8,767,121
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,961	607,419
AutoZone, Inc.(a)	978	1,459,391
Best Buy Co., Inc.	10,085	1,159,573
CarMax, Inc.(a)	7,381	953,256
Gap, Inc. (The)	9,396	316,175
Home Depot, Inc. (The)	48,104	15,339,885
L Brands, Inc.	10,599	763,764
Lowe’s Companies, Inc.	31,981	6,203,355
O’Reilly Automotive, Inc.(a)	3,156	1,786,959
Ross Stores, Inc.	16,134	2,000,616
TJX Companies, Inc. (The)	54,561	3,678,503
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,214	970,117
Ulta Beauty, Inc.(a)	2,477	856,472
Total		36,095,485
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	15,795	294,893
NIKE, Inc., Class B	57,681	8,911,138
PVH Corp.(a)	3,224	346,870
Ralph Lauren Corp.	2,183	257,179
Tapestry, Inc.(a)	12,616	548,544
Under Armour, Inc., Class A(a)	8,534	180,494
Under Armour, Inc., Class C(a)	8,890	165,087
VF Corp.	14,548	1,193,518
Total		11,897,723
Total Consumer Discretionary		201,823,299
Consumer Staples 5.8%
Beverages 1.4%
Brown-Forman Corp., Class B	8,264	619,304
Coca-Cola Co. (The)	175,561	9,499,606
Constellation Brands, Inc., Class A	7,646	1,788,323
Molson Coors Beverage Co., Class B(a)	8,522	457,546
Monster Beverage Corp.(a)	16,739	1,529,108
PepsiCo, Inc.	62,507	9,261,662
Total		23,155,549
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	20,000	7,913,400
Kroger Co. (The)	34,253	1,312,233
Sysco Corp.	23,145	1,799,524
Walgreens Boots Alliance, Inc.	32,459	1,707,668
Walmart, Inc.	62,119	8,760,021
Total		21,492,846
Food Products 0.9%
Archer-Daniels-Midland Co.	25,277	1,531,786
Campbell Soup Co.	9,185	418,744
ConAgra Foods, Inc.	21,714	789,955
General Mills, Inc.	27,596	1,681,424
Hershey Co. (The)	6,623	1,153,594
Hormel Foods Corp.	12,753	608,956
JM Smucker Co. (The)	4,958	642,408

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	11,399	733,298
Kraft Heinz Co. (The)	29,329	1,196,037
Lamb Weston Holdings, Inc.	6,618	533,808
McCormick & Co., Inc.	11,265	994,925
Mondelez International, Inc., Class A	63,552	3,968,187
Tyson Foods, Inc., Class A	13,336	983,663
Total		15,236,785
Household Products 1.3%
Church & Dwight Co., Inc.	11,095	945,516
Clorox Co. (The)	5,627	1,012,354
Colgate-Palmolive Co.	38,273	3,113,508
Kimberly-Clark Corp.	15,266	2,042,285
Procter & Gamble Co. (The)	110,762	14,945,117
Total		22,058,780
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,491	3,336,977
Tobacco 0.7%
Altria Group, Inc.	83,726	3,992,056
Philip Morris International, Inc.	70,511	6,988,345
Total		10,980,401
Total Consumer Staples		96,261,338
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	32,909	752,629
Halliburton Co.	40,252	930,626
NOV, Inc.(a)	17,673	270,750
Schlumberger NV	63,263	2,025,049
Total		3,979,054
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	17,100	369,873
Cabot Oil & Gas Corp.	18,081	315,694
Chevron Corp.	87,441	9,158,571
ConocoPhillips Co.	61,050	3,717,945
Devon Energy Corp.	26,949	786,641
Diamondback Energy, Inc.	8,189	768,865
EOG Resources, Inc.	26,403	2,203,066
Exxon Mobil Corp.	191,532	12,081,839
Hess Corp.	12,419	1,084,427
Common Stocks (continued)
Issuer	Shares	Value ($)
Kinder Morgan, Inc.	88,110	1,606,245
Marathon Oil Corp.	35,657	485,648
Marathon Petroleum Corp.	28,822	1,741,425
Occidental Petroleum Corp.	38,007	1,188,479
ONEOK, Inc.	20,157	1,121,536
Phillips 66	19,810	1,700,094
Pioneer Natural Resources Co.	10,485	1,704,022
Valero Energy Corp.	18,493	1,443,934
Williams Companies, Inc. (The)	54,958	1,459,135
Total		42,937,439
Total Energy		46,916,493
Financials 11.1%
Banks 4.2%
Bank of America Corp.	341,168	14,066,357
Citigroup, Inc.	93,517	6,616,328
Citizens Financial Group, Inc.	19,270	883,915
Comerica, Inc.	6,316	450,583
Fifth Third Bancorp	31,849	1,217,587
First Republic Bank	7,962	1,490,248
Huntington Bancshares, Inc.	66,754	952,580
JPMorgan Chase & Co.	136,952	21,301,514
KeyCorp	43,908	906,700
M&T Bank Corp.	5,821	845,850
People’s United Financial, Inc.	19,347	331,608
PNC Financial Services Group, Inc. (The)	19,221	3,666,598
Regions Financial Corp.	43,490	877,628
SVB Financial Group(a)	2,457	1,367,148
Truist Financial Corp.	60,843	3,376,786
U.S. Bancorp	61,330	3,493,970
Wells Fargo & Co.	187,010	8,469,683
Zions Bancorp	7,411	391,745
Total		70,706,828
Capital Markets 3.0%
Ameriprise Financial, Inc.(b)	5,244	1,305,127
Bank of New York Mellon Corp. (The)	36,501	1,869,946
BlackRock, Inc.	6,417	5,614,682
Cboe Global Markets, Inc.	4,827	574,654
Charles Schwab Corp. (The)	67,856	4,940,595
CME Group, Inc.	16,246	3,455,199

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Franklin Resources, Inc.	12,321	394,149
Goldman Sachs Group, Inc. (The)	15,392	5,841,726
Intercontinental Exchange, Inc.	25,460	3,022,102
Invesco Ltd.	17,119	457,591
MarketAxess Holdings, Inc.	1,718	796,448
Moody’s Corp.	7,284	2,639,503
Morgan Stanley	67,341	6,174,496
MSCI, Inc.	3,729	1,987,855
Nasdaq, Inc.	5,197	913,633
Northern Trust Corp.	9,417	1,088,794
Raymond James Financial, Inc.	5,533	718,737
S&P Global, Inc.	10,899	4,473,495
State Street Corp.	15,734	1,294,593
T. Rowe Price Group, Inc.	10,263	2,031,766
Total		49,595,091
Consumer Finance 0.7%
American Express Co.	29,438	4,864,041
Capital One Financial Corp.	20,426	3,159,698
Discover Financial Services	13,794	1,631,692
Synchrony Financial	24,471	1,187,333
Total		10,842,764
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a)	85,749	23,831,362
Insurance 1.8%
Aflac, Inc.	28,597	1,534,515
Allstate Corp. (The)	13,543	1,766,549
American International Group, Inc.	38,824	1,848,022
Aon PLC, Class A	10,209	2,437,501
Arthur J Gallagher & Co.	9,269	1,298,402
Assurant, Inc.	2,740	427,933
Chubb Ltd.	20,345	3,233,634
Cincinnati Financial Corp.	6,778	790,450
Everest Re Group Ltd.	1,813	456,894
Globe Life, Inc.	4,289	408,527
Hartford Financial Services Group, Inc. (The)	16,160	1,001,435
Lincoln National Corp.	8,096	508,753
Loews Corp.	10,121	553,113
Marsh & McLennan Companies, Inc.	23,007	3,236,625
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	33,664	2,014,791
Principal Financial Group, Inc.	11,445	723,210
Progressive Corp. (The)	26,473	2,599,913
Prudential Financial, Inc.	17,825	1,826,528
Travelers Companies, Inc. (The)	11,378	1,703,400
Unum Group	9,240	262,416
Willis Towers Watson PLC	5,835	1,342,167
WR Berkley Corp.	6,340	471,886
Total		30,446,664
Total Financials		185,422,709
Health Care 12.8%
Biotechnology 1.7%
AbbVie, Inc.	79,907	9,000,724
Alexion Pharmaceuticals, Inc.(a)	9,999	1,836,916
Amgen, Inc.	25,994	6,336,038
Biogen, Inc.(a)	6,811	2,358,445
Gilead Sciences, Inc.	56,741	3,907,185
Incyte Corp.(a)	8,457	711,487
Regeneron Pharmaceuticals, Inc.(a)	4,737	2,645,804
Vertex Pharmaceuticals, Inc.(a)	11,712	2,361,491
Total		29,158,090
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	80,386	9,319,149
ABIOMED, Inc.(a)	2,049	639,513
Align Technology, Inc.(a)	3,258	1,990,638
Baxter International, Inc.	22,750	1,831,375
Becton Dickinson and Co.	13,157	3,199,651
Boston Scientific Corp.(a)	64,284	2,748,784
Cooper Companies, Inc. (The)	2,228	882,890
Danaher Corp.	28,720	7,707,299
Dentsply Sirona, Inc.	9,877	624,819
DexCom, Inc.(a)	4,375	1,868,125
Edwards Lifesciences Corp.(a)	28,124	2,912,803
Hologic, Inc.(a)	11,592	773,418
IDEXX Laboratories, Inc.(a)	3,858	2,436,520
Intuitive Surgical, Inc.(a)	5,357	4,926,512
Medtronic PLC	60,868	7,555,545
ResMed, Inc.	6,583	1,622,841
STERIS PLC	4,417	911,227

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	14,829	3,851,536
Teleflex, Inc.	2,114	849,384
West Pharmaceutical Services, Inc.	3,340	1,199,394
Zimmer Biomet Holdings, Inc.	9,432	1,516,854
Total		59,368,277
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	6,691	766,053
Anthem, Inc.	11,077	4,229,199
Cardinal Health, Inc.	13,127	749,420
Centene Corp.(a)	26,364	1,922,726
Cigna Corp.	15,525	3,680,512
CVS Health Corp.	59,564	4,970,020
DaVita, Inc.(a)	3,171	381,883
HCA Healthcare, Inc.	11,890	2,458,139
Henry Schein, Inc.(a)	6,365	472,219
Humana, Inc.	5,837	2,584,157
Laboratory Corp. of America Holdings(a)	4,417	1,218,429
McKesson Corp.	7,157	1,368,705
Quest Diagnostics, Inc.	5,910	779,943
UnitedHealth Group, Inc.	42,695	17,096,786
Universal Health Services, Inc., Class B	3,528	516,605
Total		43,194,796
Health Care Technology 0.1%
Cerner Corp.	13,632	1,065,477
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	13,728	2,029,136
Bio-Rad Laboratories, Inc., Class A(a)	975	628,183
Charles River Laboratories International, Inc.(a)	2,274	841,198
Illumina, Inc.(a)	6,605	3,125,552
IQVIA Holdings, Inc.(a)	8,671	2,101,157
Mettler-Toledo International, Inc.(a)	1,053	1,458,763
PerkinElmer, Inc.	5,071	783,013
Thermo Fisher Scientific, Inc.	17,781	8,969,981
Waters Corp.(a)	2,791	964,597
Total		20,901,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	101,067	6,753,297
Catalent, Inc.(a)	7,707	833,281
Eli Lilly & Co.	36,012	8,265,474
Johnson & Johnson	119,139	19,626,959
Merck & Co., Inc.	114,555	8,908,942
Organon & Co.(a)	11,448	346,417
Perrigo Co. PLC	6,042	277,026
Pfizer, Inc.	253,249	9,917,231
Viatris, Inc.	54,682	781,406
Zoetis, Inc.	21,479	4,002,826
Total		59,712,859
Total Health Care		213,401,079
Industrials 8.4%
Aerospace & Defense 1.6%
Boeing Co. (The)(a)	24,870	5,957,857
General Dynamics Corp.	10,356	1,949,621
Howmet Aerospace, Inc.(a)	17,685	609,602
Huntington Ingalls Industries, Inc.	1,820	383,565
L3Harris Technologies, Inc.	9,274	2,004,575
Lockheed Martin Corp.	11,065	4,186,443
Northrop Grumman Corp.	6,772	2,461,148
Raytheon Technologies Corp.	68,545	5,847,574
Teledyne Technologies, Inc.(a)	2,101	879,962
Textron, Inc.	10,211	702,210
TransDigm Group, Inc.(a)	2,483	1,607,221
Total		26,589,778
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	6,017	563,612
Expeditors International of Washington, Inc.	7,641	967,351
FedEx Corp.	11,044	3,294,757
United Parcel Service, Inc., Class B	32,724	6,805,610
Total		11,631,330

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.3%
Alaska Air Group, Inc.(a)	5,632	339,666
American Airlines Group, Inc.(a)	29,017	615,451
Delta Air Lines, Inc.(a)	28,939	1,251,901
Southwest Airlines Co.(a)	26,755	1,420,423
United Airlines Holdings, Inc.(a)	14,639	765,473
Total		4,392,914
Building Products 0.5%
Allegion PLC	4,071	567,090
AO Smith Corp.	6,084	438,413
Carrier Global Corp.	36,956	1,796,061
Fortune Brands Home & Security, Inc.	6,263	623,857
Johnson Controls International PLC	32,425	2,225,328
Masco Corp.	11,482	676,405
Trane Technologies PLC	10,819	1,992,211
Total		8,319,365
Commercial Services & Supplies 0.4%
Cintas Corp.	3,992	1,524,944
Copart, Inc.(a)	9,419	1,241,707
Republic Services, Inc.	9,526	1,047,955
Rollins, Inc.	10,019	342,650
Waste Management, Inc.	17,570	2,461,733
Total		6,618,989
Construction & Engineering 0.0%
Quanta Services, Inc.	6,304	570,953
Electrical Equipment 0.6%
AMETEK, Inc.	10,447	1,394,675
Eaton Corp. PLC	18,029	2,671,537
Emerson Electric Co.	27,131	2,611,087
Generac Holdings, Inc.(a)	2,848	1,182,347
Rockwell Automation, Inc.	5,252	1,502,177
Total		9,361,823
Industrial Conglomerates 1.2%
3M Co.	26,225	5,209,072
General Electric Co.	397,161	5,345,787
Honeywell International, Inc.	31,423	6,892,635
Roper Technologies, Inc.	4,761	2,238,622
Total		19,686,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	24,783	5,393,524
Cummins, Inc.	6,614	1,612,559
Deere & Co.	14,113	4,977,796
Dover Corp.	6,512	980,707
Fortive Corp.	15,315	1,068,068
IDEX Corp.	3,435	755,872
Illinois Tool Works, Inc.	13,005	2,907,398
Ingersoll Rand, Inc.(a)	16,889	824,352
Otis Worldwide Corp.	18,250	1,492,303
PACCAR, Inc.	15,706	1,401,761
Parker-Hannifin Corp.	5,839	1,793,215
Pentair PLC	7,519	507,457
Snap-On, Inc.	2,447	546,733
Stanley Black & Decker, Inc.	7,306	1,497,657
Westinghouse Air Brake Technologies Corp.	8,038	661,528
Xylem, Inc.	8,145	977,074
Total		27,398,004
Professional Services 0.4%
Equifax, Inc.	5,506	1,318,742
IHS Markit Ltd.	16,948	1,909,362
Jacobs Engineering Group, Inc.	5,891	785,977
Leidos Holdings, Inc.	6,014	608,015
Nielsen Holdings PLC	16,219	400,123
Robert Half International, Inc.	5,102	453,925
Verisk Analytics, Inc.	7,333	1,281,222
Total		6,757,366
Road & Rail 0.9%
CSX Corp.	102,798	3,297,760
JB Hunt Transport Services, Inc.	3,777	615,462
Kansas City Southern	4,114	1,165,784
Norfolk Southern Corp.	11,321	3,004,707
Old Dominion Freight Line, Inc.	4,302	1,091,848
Union Pacific Corp.	30,054	6,609,776
Total		15,785,337

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	25,984	1,351,168
United Rentals, Inc.(a)	3,275	1,044,758
W.W. Grainger, Inc.	1,980	867,240
Total		3,263,166
Total Industrials		140,375,141
Information Technology 27.1%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	2,486	900,703
Cisco Systems, Inc.	190,658	10,104,874
F5 Networks, Inc.(a)	2,697	503,422
Juniper Networks, Inc.	14,828	405,546
Motorola Solutions, Inc.	7,676	1,664,540
Total		13,579,085
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	27,037	1,849,601
CDW Corp.	6,343	1,107,805
Corning, Inc.	35,050	1,433,545
IPG Photonics Corp.(a)	1,624	342,291
Keysight Technologies, Inc.(a)	8,335	1,287,007
TE Connectivity Ltd.	14,940	2,020,037
Trimble Navigation Ltd.(a)	11,354	929,098
Zebra Technologies Corp., Class A(a)	2,421	1,281,895
Total		10,251,279
IT Services 5.1%
Accenture PLC, Class A	28,758	8,477,571
Akamai Technologies, Inc.(a)	7,374	859,808
Automatic Data Processing, Inc.	19,251	3,823,634
Broadridge Financial Solutions, Inc.	5,254	848,679
Cognizant Technology Solutions Corp., Class A	23,861	1,652,613
DXC Technology Co.(a)	11,528	448,900
Fidelity National Information Services, Inc.	28,056	3,974,693
Fiserv, Inc.(a)	26,946	2,880,258
FleetCor Technologies, Inc.(a)	3,771	965,602
Gartner, Inc.(a)	3,894	943,127
Global Payments, Inc.	13,356	2,504,784
International Business Machines Corp.	40,424	5,925,754
Jack Henry & Associates, Inc.	3,361	549,557
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	39,577	14,449,167
Paychex, Inc.	14,510	1,556,923
PayPal Holdings, Inc.(a)	53,147	15,491,288
VeriSign, Inc.(a)	4,484	1,020,962
Visa, Inc., Class A	76,540	17,896,583
Western Union Co. (The)	18,515	425,290
Total		84,695,193
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.(a)	54,970	5,163,332
Analog Devices, Inc.	16,686	2,872,662
Applied Materials, Inc.	41,517	5,912,021
Broadcom, Inc.	18,472	8,808,188
Enphase Energy, Inc.(a)	6,139	1,127,305
Intel Corp.	182,686	10,255,992
KLA Corp.	6,935	2,248,396
Lam Research Corp.	6,452	4,198,316
Maxim Integrated Products, Inc.	12,141	1,279,176
Microchip Technology, Inc.	12,375	1,853,032
Micron Technology, Inc.(a)	50,735	4,311,460
Monolithic Power Systems, Inc.	1,946	726,734
NVIDIA Corp.	28,186	22,551,619
NXP Semiconductors NV	12,475	2,566,357
Qorvo, Inc.(a)	5,094	996,641
QUALCOMM, Inc.	51,033	7,294,147
Skyworks Solutions, Inc.	7,469	1,432,181
Teradyne, Inc.	7,522	1,007,647
Texas Instruments, Inc.	41,782	8,034,679
Xilinx, Inc.	11,122	1,608,686
Total		94,248,571
Software 8.8%
Adobe, Inc.(a)	21,626	12,665,051
ANSYS, Inc.(a)	3,943	1,368,458
Autodesk, Inc.(a)	9,954	2,905,573
Cadence Design Systems, Inc.(a)	12,589	1,722,427
Citrix Systems, Inc.	5,618	658,823
Fortinet, Inc.(a)	6,133	1,460,819
Intuit, Inc.	12,363	6,059,972
Microsoft Corp.	340,741	92,306,737
NortonLifeLock, Inc.	26,238	714,198

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	82,187	6,397,436
Paycom Software, Inc.(a)	2,222	807,630
PTC, Inc.(a)	4,758	672,115
Salesforce.com, Inc.(a)	41,894	10,233,447
ServiceNow, Inc.(a)	8,933	4,909,130
Synopsys, Inc.(a)	6,902	1,903,502
Tyler Technologies, Inc.(a)	1,843	833,718
Total		145,619,036
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.(c)	709,678	97,197,499
Hewlett Packard Enterprise Co.	59,082	861,416
HP, Inc.	54,347	1,640,736
NetApp, Inc.	10,071	824,009
Seagate Technology Holdings PLC	9,009	792,161
Western Digital Corp.(a)	13,864	986,701
Total		102,302,522
Total Information Technology		450,695,686
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,013	2,880,540
Albemarle Corp.	5,281	889,637
Celanese Corp., Class A	5,096	772,554
CF Industries Holdings, Inc.	9,705	499,322
Corteva, Inc.	33,348	1,478,984
Dow, Inc.	33,795	2,138,547
DuPont de Nemours, Inc.	24,075	1,863,646
Eastman Chemical Co.	6,176	721,048
Ecolab, Inc.	11,255	2,318,192
FMC Corp.	5,831	630,914
International Flavors & Fragrances, Inc.	11,262	1,682,543
Linde PLC	23,535	6,803,968
LyondellBasell Industries NV, Class A	11,648	1,198,230
Mosaic Co. (The)	15,636	498,945
PPG Industries, Inc.	10,726	1,820,953
Sherwin-Williams Co. (The)	10,829	2,950,361
Total		29,148,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,822	992,808
Vulcan Materials Co.	6,002	1,044,768
Total		2,037,576
Containers & Packaging 0.3%
Amcor PLC	69,753	799,370
Avery Dennison Corp.	3,755	789,451
Ball Corp.	14,851	1,203,228
International Paper Co.	17,723	1,086,597
Packaging Corp. of America	4,298	582,035
Sealed Air Corp.	6,876	407,403
WestRock Co.	12,040	640,769
Total		5,508,853
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	66,303	2,460,504
Newmont Corp.	36,246	2,297,272
Nucor Corp.	13,538	1,298,700
Total		6,056,476
Total Materials		42,751,289
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	6,206	1,129,120
American Tower Corp.	20,571	5,557,050
AvalonBay Communities, Inc.	6,316	1,318,086
Boston Properties, Inc.	6,426	736,355
Crown Castle International Corp.	19,553	3,814,790
Digital Realty Trust, Inc.	12,740	1,916,860
Duke Realty Corp.	16,965	803,293
Equinix, Inc.	4,053	3,252,938
Equity Residential	15,567	1,198,659
Essex Property Trust, Inc.	2,941	882,329
Extra Space Storage, Inc.	6,050	991,111
Federal Realty Investment Trust	3,201	375,061
Healthpeak Properties, Inc.	24,382	811,677
Host Hotels & Resorts, Inc.(a)	31,945	545,940
Iron Mountain, Inc.	13,063	552,826
Kimco Realty Corp.	19,610	408,869
Mid-America Apartment Communities, Inc.	5,180	872,416

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.	33,469	4,000,550
Public Storage	6,887	2,070,852
Realty Income Corp.	16,901	1,127,973
Regency Centers Corp.	7,147	457,908
SBA Communications Corp.	4,947	1,576,609
Simon Property Group, Inc.	14,863	1,939,324
UDR, Inc.	13,429	657,752
Ventas, Inc.	16,972	969,101
Vornado Realty Trust	7,103	331,497
Welltower, Inc.	18,889	1,569,676
Weyerhaeuser Co.	33,896	1,166,700
Total		41,035,322
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,186	1,301,896
Total Real Estate		42,337,218
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	11,317	631,036
American Electric Power Co., Inc.	22,610	1,912,580
Duke Energy Corp.	34,801	3,435,555
Edison International	17,166	992,538
Entergy Corp.	9,078	905,077
Evergy, Inc.	10,372	626,780
Eversource Energy	15,539	1,246,849
Exelon Corp.	44,209	1,958,901
FirstEnergy Corp.	24,608	915,663
NextEra Energy, Inc.	88,739	6,502,794
NRG Energy, Inc.	11,073	446,242
Pinnacle West Capital Corp.	5,101	418,129
PPL Corp.	34,810	973,636
Southern Co. (The)	47,894	2,898,066
Xcel Energy, Inc.	24,349	1,604,112
Total		25,467,958
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	5,912	568,202
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	30,143	785,828
Multi-Utilities 0.7%
Ameren Corp.	11,562	925,422
CenterPoint Energy, Inc.	26,263	643,969
CMS Energy Corp.	13,096	773,712
Consolidated Edison, Inc.	15,509	1,112,305
Dominion Energy, Inc.	36,489	2,684,496
DTE Energy Co.	8,765	1,135,944
NiSource, Inc.	17,745	434,753
Public Service Enterprise Group, Inc.	22,851	1,365,119
Sempra Energy	14,254	1,888,370
WEC Energy Group, Inc.	14,271	1,269,405
Total		12,233,495
Water Utilities 0.1%
American Water Works Co., Inc.	8,210	1,265,407
Total Utilities		40,320,890
Total Common Stocks (Cost $913,086,850)		1,643,394,150

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(d)	21,956,032	21,953,836
Total Money Market Funds (Cost $21,953,836)		21,953,836
Total Investments in Securities (Cost: $935,040,686)		1,665,347,986
Other Assets & Liabilities, Net		(600,146)
Net Assets		1,664,747,840

At June 30, 2021, securities and/or cash totaling $1,807,872 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	102	09/2021	USD	21,871,860	484,395	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,032,476	37,284	(7,510)	242,877	1,305,127	51,315	6,597	5,244
Columbia Short-Term Cash Fund, 0.051%
	18,585,793	88,427,420	(85,059,377)	—	21,953,836	—	11,710	21,956,032
Total	19,618,269			242,877	23,258,963	51,315	18,307

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	183,089,008	—	—	183,089,008
Consumer Discretionary	201,823,299	—	—	201,823,299
Consumer Staples	96,261,338	—	—	96,261,338
Energy	46,916,493	—	—	46,916,493
Financials	185,422,709	—	—	185,422,709
Health Care	213,401,079	—	—	213,401,079
Industrials	140,375,141	—	—	140,375,141
Information Technology	450,695,686	—	—	450,695,686
Materials	42,751,289	—	—	42,751,289
Real Estate	42,337,218	—	—	42,337,218
Utilities	40,320,890	—	—	40,320,890
Total Common Stocks	1,643,394,150	—	—	1,643,394,150
Money Market Funds	21,953,836	—	—	21,953,836
Total Investments in Securities	1,665,347,986	—	—	1,665,347,986
Investments in Derivatives
Asset
Futures Contracts	484,395	—	—	484,395
Total	1,665,832,381	—	—	1,665,832,381
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $912,526,033)	$1,642,089,023
Affiliated issuers (cost $22,514,653)	23,258,963
Receivable for:
Capital shares sold	66,355
Dividends	943,597
Foreign tax reclaims	15,297
Variation margin for futures contracts	33,660
Prepaid expenses	21,412
Total assets	1,666,428,307
Liabilities
Due to custodian	1,287
Payable for:
Capital shares purchased	1,496,595
Management services fees	9,118
Distribution and/or service fees	2,803
Service fees	38,287
Compensation of board members	77,501
Compensation of chief compliance officer	154
Other expenses	54,722
Total liabilities	1,680,467
Net assets applicable to outstanding capital stock	$1,664,747,840
Represented by
Trust capital	$1,664,747,840
Total - representing net assets applicable to outstanding capital stock	$1,664,747,840
Class 1
Net assets	$862,290,280
Shares outstanding	24,504,285
Net asset value per share	$35.19
Class 2
Net assets	$15,958,032
Shares outstanding	464,870
Net asset value per share	$34.33
Class 3
Net assets	$786,499,528
Shares outstanding	22,617,304
Net asset value per share	$34.77
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	17

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,385,149
Dividends — affiliated issuers	18,307
Foreign taxes withheld	(1,062)
Total income	11,402,394
Expenses:
Management services fees	1,565,889
Distribution and/or service fees
Class 2	15,037
Class 3	458,789
Service fees	227,694
Compensation of board members	28,032
Custodian fees	13,030
Printing and postage fees	28,701
Licensing fees and expenses	68,025
Audit fees	14,628
Legal fees	14,136
Interest on collateral	248
Compensation of chief compliance officer	144
Other	16,563
Total expenses	2,450,916
Net investment income	8,951,478
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	37,563,701
Investments — affiliated issuers	51,315
Futures contracts	2,649,731
Net realized gain	40,264,747
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	173,094,532
Investments — affiliated issuers	242,877
Futures contracts	55,630
Net change in unrealized appreciation (depreciation)	173,393,039
Net realized and unrealized gain	213,657,786
Net increase in net assets resulting from operations	$222,609,264
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$8,951,478	$20,793,670
Net realized gain	40,264,747	69,647,702
Net change in unrealized appreciation (depreciation)	173,393,039	146,722,303
Net increase in net assets resulting from operations	222,609,264	237,163,675
Decrease in net assets from capital stock activity	(2,151,077)	(3,562,504)
Total increase in net assets	220,458,187	233,601,171
Net assets at beginning of period	1,444,289,653	1,210,688,482
Net assets at end of period	$1,664,747,840	$1,444,289,653

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,789,090	55,571,332	3,901,274	87,901,283
Redemptions	(1,587,503)	(53,352,652)	(2,746,167)	(73,946,809)
Net increase	201,587	2,218,680	1,155,107	13,954,474
Class 2
Subscriptions	124,053	4,197,274	20,808	489,359
Redemptions	(39,591)	(1,291,012)	(88,062)	(2,307,261)
Net increase (decrease)	84,462	2,906,262	(67,254)	(1,817,902)
Class 3
Subscriptions	726,536	23,222,530	1,355,612	33,876,193
Redemptions	(933,191)	(30,498,549)	(1,918,241)	(49,575,269)
Net decrease	(206,655)	(7,276,019)	(562,629)	(15,699,076)
Total net increase (decrease)	79,394	(2,151,077)	525,224	(3,562,504)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$30.57	0.20	4.42	4.62
Year Ended 12/31/2020	$25.90	0.45	4.22	4.67
Year Ended 12/31/2019	$19.75	0.44	5.71	6.15
Year Ended 12/31/2018	$20.72	0.42	(1.39)	(0.97)
Year Ended 12/31/2017	$17.06	0.33	3.33	3.66
Year Ended 12/31/2016	$15.29	0.34	1.43	1.77
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$29.86	0.15	4.32	4.47
Year Ended 12/31/2020	$25.36	0.37	4.13	4.50
Year Ended 12/31/2019	$19.39	0.37	5.60	5.97
Year Ended 12/31/2018	$20.40	0.34	(1.35)	(1.01)
Year Ended 12/31/2017	$16.83	0.28	3.29	3.57
Year Ended 12/31/2016	$15.12	0.26	1.45	1.71
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$30.23	0.17	4.37	4.54
Year Ended 12/31/2020	$25.65	0.41	4.17	4.58
Year Ended 12/31/2019	$19.58	0.40	5.67	6.07
Year Ended 12/31/2018	$20.57	0.37	(1.36)	(0.99)
Year Ended 12/31/2017	$16.96	0.30	3.31	3.61
Year Ended 12/31/2016	$15.21	0.28	1.47	1.75

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$35.19	15.11%	0.25%(c),(d)	0.25%(c),(d)	1.20%(c)	4%	$862,290
Year Ended 12/31/2020	$30.57	18.03%	0.26%(e)	0.26%(e)	1.72%	9%	$742,971
Year Ended 12/31/2019	$25.90	31.14%	0.26%	0.26%	1.91%	2%	$599,584
Year Ended 12/31/2018	$19.75	(4.68%)	0.28%	0.28%	1.94%	3%	$332,816
Year Ended 12/31/2017	$20.72	21.45%	0.29%	0.29%	1.75%	2%	$203,887
Year Ended 12/31/2016	$17.06	11.58%	0.32%	0.31%	2.14%	5%	$31,465
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$34.33	14.97%	0.50%(c),(d)	0.50%(c),(d)	0.95%(c)	4%	$15,958
Year Ended 12/31/2020	$29.86	17.74%	0.51%(e)	0.51%(e)	1.48%	9%	$11,359
Year Ended 12/31/2019	$25.36	30.79%	0.51%	0.51%	1.63%	2%	$11,354
Year Ended 12/31/2018	$19.39	(4.95%)	0.53%	0.53%	1.61%	3%	$10,146
Year Ended 12/31/2017	$20.40	21.21%	0.55%	0.55%	1.50%	2%	$11,777
Year Ended 12/31/2016	$16.83	11.31%	0.56%	0.56%	1.65%	5%	$11,332
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$34.77	15.02%	0.38%(c),(d)	0.38%(c),(d)	1.08%(c)	4%	$786,500
Year Ended 12/31/2020	$30.23	17.85%	0.38%(e)	0.38%(e)	1.59%	9%	$689,960
Year Ended 12/31/2019	$25.65	31.00%	0.39%	0.39%	1.76%	2%	$599,751
Year Ended 12/31/2018	$19.58	(4.81%)	0.40%	0.40%	1.75%	3%	$442,813
Year Ended 12/31/2017	$20.57	21.28%	0.42%	0.42%	1.62%	2%	$452,967
Year Ended 12/31/2016	$16.96	11.51%	0.43%	0.43%	1.78%	5%	$347,922
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	21

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	484,395*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,649,731

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	55,630
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	20,556,875

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
26	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2021 through April 30, 2022	Prior to May 1, 2021
Class 1	0.26%	0.29%
Class 2	0.51	0.54
Class 3	0.385	0.415
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,312,541 and $56,626,312, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund
28	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 99.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	31

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
32	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken or are contemplated to help improve the Fund’s performance.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6463 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Mid Cap Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with growth of capital.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since April 2021
Erika Maschmeyer, CFA
Co-Portfolio Manager
Managed Fund since 2018
John Emerson, CFA
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	12.99	46.48	20.31	12.94
Class 2	05/03/10	12.83	46.14	20.01	12.66
Class 3	05/01/01	12.89	46.29	20.16	12.80
Russell Midcap Growth Index		10.44	43.77	20.52	15.13
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	97.1
Money Market Funds	2.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	6.3
Consumer Discretionary	15.8
Financials	3.0
Health Care	23.2
Industrials	12.1
Information Technology	37.7
Materials	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,129.90	1,020.88	4.17	3.96	0.79
Class 2	1,000.00	1,000.00	1,128.30	1,019.64	5.49	5.21	1.04
Class 3	1,000.00	1,000.00	1,128.90	1,020.23	4.86	4.61	0.92
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 6.1%
Entertainment 6.1%
Roblox Corp., Class A(a)	148,631	13,373,817
Spotify Technology SA(a)	23,880	6,581,089
Take-Two Interactive Software, Inc.(a)	61,482	10,883,544
Zynga, Inc., Class A(a)	673,807	7,162,569
Total		38,001,019
Total Communication Services		38,001,019
Consumer Discretionary 15.3%
Diversified Consumer Services 3.6%
Bright Horizons Family Solutions, Inc.(a)	63,975	9,411,362
Chegg, Inc.(a)	152,171	12,646,932
Total		22,058,294
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc.(a)	9,802	15,196,433
DraftKings, Inc., Class A(a)	133,050	6,941,218
Total		22,137,651
Household Durables 1.1%
NVR, Inc.(a)	1,330	6,614,489
Internet & Direct Marketing Retail 2.2%
Etsy, Inc.(a)	66,389	13,665,512
Specialty Retail 2.6%
Vroom, Inc.(a)	177,532	7,431,490
Williams-Sonoma, Inc.	56,096	8,955,726
Total		16,387,216
Textiles, Apparel & Luxury Goods 2.2%
lululemon athletica, Inc.(a)	38,161	13,927,620
Total Consumer Discretionary		94,790,782
Financials 2.9%
Banks 0.7%
SVB Financial Group(a)	7,345	4,086,978
Capital Markets 1.5%
Ares Management Corp., Class A	151,264	9,618,878
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.7%
Upstart Holdings, Inc.(a)	32,549	4,065,370
Total Financials		17,771,226
Health Care 22.4%
Biotechnology 7.5%
Argenx SE, ADR(a)	24,383	7,340,990
BioMarin Pharmaceutical, Inc.(a)	114,253	9,533,270
Exact Sciences Corp.(a)	80,146	9,962,949
Horizon Therapeutics PLC(a)	101,209	9,477,211
Natera, Inc.(a)	31,097	3,530,443
Seagen, Inc.(a)	42,205	6,663,325
Total		46,508,188
Health Care Equipment & Supplies 5.2%
Align Technology, Inc.(a)	24,657	15,065,427
Masimo Corp.(a)	48,095	11,660,633
Penumbra, Inc.(a)	20,809	5,702,914
Total		32,428,974
Health Care Providers & Services 3.2%
Amedisys, Inc.(a)	54,800	13,422,164
Encompass Health Corp.	80,588	6,288,282
Total		19,710,446
Life Sciences Tools & Services 6.5%
10X Genomics, Inc., Class A(a)	50,112	9,812,932
Bio-Rad Laboratories, Inc., Class A(a)	10,145	6,536,322
Bio-Techne Corp.	30,564	13,761,747
Repligen Corp.(a)	51,720	10,324,346
Total		40,435,347
Total Health Care		139,082,955
Industrials 11.8%
Building Products 1.5%
Lennox International, Inc.	26,210	9,194,468
Commercial Services & Supplies 2.0%
Cintas Corp.	32,375	12,367,250
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.5%
Generac Holdings, Inc.(a)	23,491	9,752,289
Plug Power, Inc.(a)	169,440	5,793,153
Total		15,545,442
Machinery 2.7%
Donaldson Co., Inc.	113,355	7,201,443
Toro Co. (The)	84,362	9,269,697
Total		16,471,140
Professional Services 1.8%
CoStar Group, Inc.(a)	135,170	11,194,779
Road & Rail 1.3%
Old Dominion Freight Line, Inc.	31,486	7,991,147
Total Industrials		72,764,226
Information Technology 36.5%
Electronic Equipment, Instruments & Components 3.6%
Amphenol Corp., Class A	158,826	10,865,287
CDW Corp.	66,285	11,576,675
Total		22,441,962
IT Services 6.2%
EPAM Systems, Inc.(a)	25,280	12,917,069
MongoDB, Inc.(a)	28,574	10,330,072
VeriSign, Inc.(a)	40,369	9,191,618
Wix.com Ltd.(a)	20,389	5,918,519
Total		38,357,278
Semiconductors & Semiconductor Equipment 3.1%
SolarEdge Technologies, Inc.(a)	29,716	8,212,611
Teradyne, Inc.	80,282	10,754,577
Total		18,967,188
Software 23.6%
ANSYS, Inc.(a)	35,538	12,333,818
Bill.com Holdings, Inc.(a)	19,230	3,522,552
Blackline, Inc.(a)	59,931	6,668,522
Cadence Design Systems, Inc.(a)	104,499	14,297,553
Common Stocks (continued)
Issuer	Shares	Value ($)
DocuSign, Inc.(a)	60,016	16,778,673
Dolby Laboratories, Inc., Class A	73,800	7,253,802
Elastic NV(a)	83,287	12,139,913
HubSpot, Inc.(a)	23,600	13,752,192
Manhattan Associates, Inc.(a)	49,727	7,202,459
ServiceNow, Inc.(a)	24,180	13,288,119
Trade Desk, Inc. (The), Class A(a)	212,900	16,469,944
Zendesk, Inc.(a)	72,094	10,406,048
Zscaler, Inc.(a)	57,971	12,525,214
Total		146,638,809
Total Information Technology		226,405,237
Materials 1.8%
Chemicals 1.8%
Albemarle Corp.	52,000	8,759,920
Celanese Corp., Class A	17,049	2,584,628
Total		11,344,548
Total Materials		11,344,548
Total Common Stocks (Cost $441,406,752)		600,159,993

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	17,983,889	17,982,090
Total Money Market Funds (Cost $17,982,090)		17,982,090
Total Investments in Securities (Cost: $459,388,842)		618,142,083
Other Assets & Liabilities, Net		2,004,943
Net Assets		620,147,026

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	3,620,107	126,264,093	(111,902,110)	—	17,982,090	—	3,092	17,983,889
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	38,001,019	—	—	38,001,019
Consumer Discretionary	94,790,782	—	—	94,790,782
Financials	17,771,226	—	—	17,771,226
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	139,082,955	—	—	139,082,955
Industrials	72,764,226	—	—	72,764,226
Information Technology	226,405,237	—	—	226,405,237
Materials	11,344,548	—	—	11,344,548
Total Common Stocks	600,159,993	—	—	600,159,993
Money Market Funds	17,982,090	—	—	17,982,090
Total Investments in Securities	618,142,083	—	—	618,142,083
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $441,406,752)	$600,159,993
Affiliated issuers (cost $17,982,090)	17,982,090
Receivable for:
Investments sold	3,074,823
Capital shares sold	487
Dividends	112,565
Expense reimbursement due from Investment Manager	1,379
Prepaid expenses	13,906
Total assets	621,345,243
Liabilities
Payable for:
Capital shares purchased	998,321
Management services fees	13,924
Distribution and/or service fees	1,538
Service fees	19,128
Compensation of board members	129,396
Compensation of chief compliance officer	58
Other expenses	35,852
Total liabilities	1,198,217
Net assets applicable to outstanding capital stock	$620,147,026
Represented by
Trust capital	$620,147,026
Total - representing net assets applicable to outstanding capital stock	$620,147,026
Class 1
Net assets	$222,524,361
Shares outstanding	4,380,746
Net asset value per share	$50.80
Class 2
Net assets	$46,675,783
Shares outstanding	944,146
Net asset value per share	$49.44
Class 3
Net assets	$350,946,882
Shares outstanding	7,005,953
Net asset value per share	$50.09
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$938,893
Dividends — affiliated issuers	3,092
Total income	941,985
Expenses:
Management services fees	2,421,386
Distribution and/or service fees
Class 2	53,410
Class 3	207,918
Service fees	115,122
Compensation of board members	31,219
Custodian fees	4,062
Printing and postage fees	17,349
Audit fees	14,628
Legal fees	8,815
Compensation of chief compliance officer	59
Other	20,233
Total expenses	2,894,201
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(262,800)
Total net expenses	2,631,401
Net investment loss	(1,689,416)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	80,014,472
Net realized gain	80,014,472
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,725,413)
Net change in unrealized appreciation (depreciation)	(3,725,413)
Net realized and unrealized gain	76,289,059
Net increase in net assets resulting from operations	$74,599,643
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment loss	$(1,689,416)	$(2,125,289)
Net realized gain	80,014,472	97,157,618
Net change in unrealized appreciation (depreciation)	(3,725,413)	71,893,227
Net increase in net assets resulting from operations	74,599,643	166,925,556
Decrease in net assets from capital stock activity	(69,053,660)	(81,136,540)
Total increase in net assets	5,545,983	85,789,016
Net assets at beginning of period	614,601,043	528,812,027
Net assets at end of period	$620,147,026	$614,601,043

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	24,386	1,144,386	59,932	1,899,968
Redemptions	(1,098,889)	(52,416,015)	(1,576,110)	(58,120,810)
Net decrease	(1,074,503)	(51,271,629)	(1,516,178)	(56,220,842)
Class 2
Subscriptions	104,765	4,862,252	156,164	5,690,315
Redemptions	(90,731)	(4,117,534)	(94,507)	(3,238,612)
Net increase	14,034	744,718	61,657	2,451,703
Class 3
Subscriptions	7,818	368,586	67,362	2,410,701
Redemptions	(406,872)	(18,895,335)	(867,742)	(29,778,102)
Net decrease	(399,054)	(18,526,749)	(800,380)	(27,367,401)
Total net decrease	(1,459,523)	(69,053,660)	(2,254,901)	(81,136,540)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$44.96	(0.11)	5.95	5.84
Year Ended 12/31/2020	$33.20	(0.11)	11.87	11.76
Year Ended 12/31/2019	$24.56	0.02	8.62	8.64
Year Ended 12/31/2018	$25.79	0.03	(1.26)	(1.23)
Year Ended 12/31/2017	$20.97	0.03	4.79	4.82
Year Ended 12/31/2016	$20.50	0.03	0.44	0.47
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$43.82	(0.17)	5.79	5.62
Year Ended 12/31/2020	$32.44	(0.20)	11.58	11.38
Year Ended 12/31/2019	$24.06	(0.06)	8.44	8.38
Year Ended 12/31/2018	$25.32	(0.03)	(1.23)	(1.26)
Year Ended 12/31/2017	$20.64	(0.03)	4.71	4.68
Year Ended 12/31/2016	$20.23	0.02	0.39	0.41
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$44.37	(0.14)	5.86	5.72
Year Ended 12/31/2020	$32.80	(0.16)	11.73	11.57
Year Ended 12/31/2019	$24.30	(0.02)	8.52	8.50
Year Ended 12/31/2018	$25.54	(0.00)(e)	(1.24)	(1.24)
Year Ended 12/31/2017	$20.80	0.00(e)	4.74	4.74
Year Ended 12/31/2016	$20.36	0.05	0.39	0.44

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$50.80	12.99%	0.88%(c)	0.79%(c)	(0.48%)(c)	38%	$222,524
Year Ended 12/31/2020	$44.96	35.42%	0.88%(d)	0.77%(d)	(0.32%)	84%	$245,292
Year Ended 12/31/2019	$33.20	35.18%	0.88%	0.73%	0.06%	70%	$231,471
Year Ended 12/31/2018	$24.56	(4.77%)	0.89%	0.74%	0.12%	150%	$183,546
Year Ended 12/31/2017	$25.79	22.98%	0.91%	0.74%	0.14%	115%	$198,617
Year Ended 12/31/2016	$20.97	2.29%	0.92%	0.76%	0.16%	150%	$158,566
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$49.44	12.83%	1.13%(c)	1.04%(c)	(0.72%)(c)	38%	$46,676
Year Ended 12/31/2020	$43.82	35.08%	1.13%(d)	1.02%(d)	(0.58%)	84%	$40,754
Year Ended 12/31/2019	$32.44	34.83%	1.13%	0.98%	(0.19%)	70%	$28,169
Year Ended 12/31/2018	$24.06	(4.98%)	1.14%	0.99%	(0.12%)	150%	$19,966
Year Ended 12/31/2017	$25.32	22.68%	1.16%	0.99%	(0.11%)	115%	$18,148
Year Ended 12/31/2016	$20.64	2.03%	1.18%	1.01%	0.11%	150%	$12,910
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$50.09	12.89%	1.01%(c)	0.92%(c)	(0.60%)(c)	38%	$350,947
Year Ended 12/31/2020	$44.37	35.28%	1.01%(d)	0.90%(d)	(0.45%)	84%	$328,556
Year Ended 12/31/2019	$32.80	34.98%	1.01%	0.85%	(0.07%)	70%	$269,172
Year Ended 12/31/2018	$24.30	(4.86%)	1.01%	0.86%	(0.01%)	150%	$227,630
Year Ended 12/31/2017	$25.54	22.79%	1.03%	0.86%	0.01%	115%	$268,941
Year Ended 12/31/2016	$20.80	2.16%	1.05%	0.88%	0.24%	150%	$247,151
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.81% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. Pursuant to such arrangements, employees of Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, may provide such services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
18	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap May 1, 2021 through April 30, 2022	Voluntary expense cap May 1, 2021 through June 30, 2021	Contractual expense cap prior to May 1, 2021
Class 1	0.84%	0.79%	0.79%
Class 2	1.09	1.04	1.04
Class 3	0.965	0.915	0.915
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $226,132,033 and $313,976,956, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
20	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 8. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 96.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	23

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
24	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6658 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Select Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Value Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Richard Rosen
Lead Portfolio Manager
Managed Fund since 2008
Richard Taft
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	20.93	52.02	15.16	12.91
Class 2	05/03/10	20.78	51.61	14.88	12.62
Class 3	02/04/04	20.88	51.85	15.03	12.77
Russell 1000 Value Index		17.05	43.68	11.87	11.61
S&P 500 Index		15.25	40.79	17.65	14.84
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	98.1
Money Market Funds	1.4
Preferred Stocks	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	4.5
Consumer Discretionary	6.6
Consumer Staples	4.0
Energy	8.0
Financials	22.2
Health Care	14.2
Industrials	9.4
Information Technology	14.5
Materials	8.6
Utilities	8.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,209.30	1,021.42	3.72	3.41	0.68
Class 2	1,000.00	1,000.00	1,207.80	1,020.18	5.09	4.66	0.93
Class 3	1,000.00	1,000.00	1,208.80	1,020.83	4.38	4.01	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 4.4%
Diversified Telecommunication Services 4.4%
Verizon Communications, Inc.	2,019,060	113,127,932
Total Communication Services		113,127,932
Consumer Discretionary 6.1%
Internet & Direct Marketing Retail 2.4%
Qurate Retail, Inc.	4,647,166	60,831,403
Specialty Retail 3.7%
Lowe’s Companies, Inc.	483,887	93,859,562
Total Consumer Discretionary		154,690,965
Consumer Staples 4.0%
Tobacco 4.0%
Philip Morris International, Inc.	1,019,357	101,028,472
Total Consumer Staples		101,028,472
Energy 7.9%
Energy Equipment & Services 2.0%
Technip Energies NV, ADR(a)	698,513	9,576,613
TechnipFMC PLC(a)	4,464,130	40,400,377
Total		49,976,990
Oil, Gas & Consumable Fuels 5.9%
Chevron Corp.	330,197	34,584,834
Marathon Petroleum Corp.	819,323	49,503,495
Williams Companies, Inc. (The)	2,478,520	65,804,706
Total		149,893,035
Total Energy		199,870,025
Financials 22.0%
Banks 13.2%
Bank of America Corp.	2,203,570	90,853,191
Citigroup, Inc.	1,213,261	85,838,216
JPMorgan Chase & Co.	461,474	71,777,666
Wells Fargo & Co.	1,887,309	85,476,225
Total		333,945,298
Capital Markets 3.4%
Morgan Stanley	937,117	85,924,258
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.4%
American International Group, Inc.	1,401,253	66,699,643
MetLife, Inc.	1,189,336	71,181,759
Total		137,881,402
Total Financials		557,750,958
Health Care 14.1%
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	852,761	68,647,260
Health Care Providers & Services 8.6%
Centene Corp.(a)	1,171,772	85,457,332
Cigna Corp.	315,593	74,817,633
Humana, Inc.	127,899	56,623,445
Total		216,898,410
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	1,077,163	71,976,032
Total Health Care		357,521,702
Industrials 9.2%
Aerospace & Defense 3.0%
Raytheon Technologies Corp.	885,750	75,563,333
Industrial Conglomerates 2.1%
Honeywell International, Inc.	245,127	53,768,607
Machinery 1.1%
Caterpillar, Inc.	134,850	29,347,406
Road & Rail 3.0%
CSX Corp.	1,293,282	41,488,486
Union Pacific Corp.	157,531	34,645,793
Total		76,134,279
Total Industrials		234,813,625
Information Technology 14.3%
Communications Equipment 3.9%
Cisco Systems, Inc.	1,878,297	99,549,741
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	1,516,761	62,035,525
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.3%
Applied Materials, Inc.	505,790	72,024,496
QUALCOMM, Inc.	443,320	63,363,727
Total		135,388,223
Software 2.6%
Teradata Corp.(a)	1,336,173	66,768,565
Total Information Technology		363,742,054
Materials 8.4%
Chemicals 2.6%
FMC Corp.	623,622	67,475,900
Metals & Mining 5.8%
Barrick Gold Corp.	3,750,256	77,555,294
Freeport-McMoRan, Inc.	1,881,253	69,813,299
Total		147,368,593
Total Materials		214,844,493
Utilities 7.9%
Electric Utilities 5.5%
FirstEnergy Corp.	2,661,334	99,028,238
NextEra Energy, Inc.	192,276	14,089,985
PG&E Corp.(a)	2,601,488	26,457,133
Total		139,575,356
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	2,319,138	60,459,928
Total Utilities		200,035,284
Total Common Stocks (Cost $1,817,410,859)		2,497,425,510
Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc.	8.000%	109,461	11,849,153
Total Consumer Discretionary			11,849,153
Total Preferred Stocks (Cost $18,341,209)			11,849,153

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	36,382,797	36,379,159
Total Money Market Funds (Cost $36,379,159)		36,379,159
Total Investments in Securities (Cost: $1,872,131,227)		2,545,653,822
Other Assets & Liabilities, Net		(5,970,818)
Net Assets		2,539,683,004

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	24,910,450	354,260,201	(342,791,492)	—	36,379,159	—	26,090	36,382,797
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	113,127,932	—	—	113,127,932
Consumer Discretionary	154,690,965	—	—	154,690,965
Consumer Staples	101,028,472	—	—	101,028,472
Energy	190,293,412	9,576,613	—	199,870,025
Financials	557,750,958	—	—	557,750,958
Health Care	357,521,702	—	—	357,521,702
Industrials	234,813,625	—	—	234,813,625
Information Technology	363,742,054	—	—	363,742,054
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Materials	214,844,493	—	—	214,844,493
Utilities	200,035,284	—	—	200,035,284
Total Common Stocks	2,487,848,897	9,576,613	—	2,497,425,510
Preferred Stocks
Consumer Discretionary	11,849,153	—	—	11,849,153
Total Preferred Stocks	11,849,153	—	—	11,849,153
Money Market Funds	36,379,159	—	—	36,379,159
Total Investments in Securities	2,536,077,209	9,576,613	—	2,545,653,822
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,835,752,068)	$2,509,274,663
Affiliated issuers (cost $36,379,159)	36,379,159
Receivable for:
Investments sold	15,548,881
Capital shares sold	181,399
Dividends	1,854,110
Prepaid expenses	28,818
Total assets	2,563,267,030
Liabilities
Payable for:
Investments purchased	20,797,275
Capital shares purchased	2,597,228
Management services fees	46,204
Distribution and/or service fees	634
Service fees	15,600
Compensation of board members	95,154
Compensation of chief compliance officer	222
Other expenses	31,709
Total liabilities	23,584,026
Net assets applicable to outstanding capital stock	$2,539,683,004
Represented by
Trust capital	$2,539,683,004
Total - representing net assets applicable to outstanding capital stock	$2,539,683,004
Class 1
Net assets	$2,408,063,809
Shares outstanding	67,204,746
Net asset value per share	$35.83
Class 2
Net assets	$54,437,955
Shares outstanding	1,560,986
Net asset value per share	$34.87
Class 3
Net assets	$77,181,240
Shares outstanding	2,185,285
Net asset value per share	$35.32
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$28,286,546
Dividends — affiliated issuers	26,090
Interfund lending	247
Non-cash dividends - unaffiliated issuers	13,058,402
Foreign taxes withheld	(100,099)
Total income	41,271,186
Expenses:
Management services fees	8,324,398
Distribution and/or service fees
Class 2	54,576
Class 3	41,756
Service fees	51,729
Compensation of board members	35,281
Custodian fees	7,380
Printing and postage fees	5,723
Audit fees	15,008
Legal fees	19,459
Compensation of chief compliance officer	234
Other	13,087
Total expenses	8,568,631
Net investment income	32,702,555
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	128,062,057
Net realized gain	128,062,057
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	293,489,633
Net change in unrealized appreciation (depreciation)	293,489,633
Net realized and unrealized gain	421,551,690
Net increase in net assets resulting from operations	$454,254,245
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$32,702,555	$41,555,370
Net realized gain	128,062,057	77,974,656
Net change in unrealized appreciation (depreciation)	293,489,633	13,720,146
Net increase in net assets resulting from operations	454,254,245	133,250,172
Increase in net assets from capital stock activity	84,689,645	535,888,605
Total increase in net assets	538,943,890	669,138,777
Net assets at beginning of period	2,000,739,114	1,331,600,337
Net assets at end of period	$2,539,683,004	$2,000,739,114

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	13,098,093	416,330,730	30,035,699	807,449,628
Redemptions	(10,494,248)	(357,434,201)	(10,319,758)	(264,310,442)
Net increase	2,603,845	58,896,529	19,715,941	543,139,186
Class 2
Subscriptions	422,307	14,319,312	147,439	3,614,311
Redemptions	(39,633)	(1,284,249)	(183,270)	(4,360,325)
Net increase (decrease)	382,674	13,035,063	(35,831)	(746,014)
Class 3
Subscriptions	413,215	13,787,157	190,749	4,916,385
Redemptions	(32,103)	(1,029,104)	(471,351)	(11,420,952)
Net increase (decrease)	381,112	12,758,053	(280,602)	(6,504,567)
Total net increase	3,367,631	84,689,645	19,399,508	535,888,605
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$29.63	0.44	5.76	6.20
Year Ended 12/31/2020	$27.67	0.64	1.32	1.96
Year Ended 12/31/2019	$21.83	0.43	5.41	5.84
Year Ended 12/31/2018	$24.87	0.40	(3.44)	(3.04)
Year Ended 12/31/2017	$20.56	0.30	4.01	4.31
Year Ended 12/31/2016	$17.14	0.26	3.16	3.42
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$28.87	0.42	5.58	6.00
Year Ended 12/31/2020	$27.03	0.56	1.28	1.84
Year Ended 12/31/2019	$21.38	0.36	5.29	5.65
Year Ended 12/31/2018	$24.42	0.33	(3.37)	(3.04)
Year Ended 12/31/2017	$20.23	0.24	3.95	4.19
Year Ended 12/31/2016	$16.91	0.22	3.10	3.32
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$29.22	0.44	5.66	6.10
Year Ended 12/31/2020	$27.32	0.59	1.31	1.90
Year Ended 12/31/2019	$21.59	0.39	5.34	5.73
Year Ended 12/31/2018	$24.62	0.36	(3.39)	(3.03)
Year Ended 12/31/2017	$20.38	0.27	3.97	4.24
Year Ended 12/31/2016	$17.01	0.24	3.13	3.37

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$35.83	20.93%	0.68%(c)	0.68%(c)	2.61%(c)	16%	$2,408,064
Year Ended 12/31/2020	$29.63	7.08%	0.71%(d)	0.71%(d)	2.59%	29%	$1,913,998
Year Ended 12/31/2019	$27.67	26.75%	0.73%(d)	0.73%(d)	1.73%	11%	$1,241,829
Year Ended 12/31/2018	$21.83	(12.22%)	0.73%	0.73%	1.60%	16%	$1,102,434
Year Ended 12/31/2017	$24.87	20.96%	0.76%	0.75%	1.35%	8%	$1,322,918
Year Ended 12/31/2016	$20.56	19.95%	0.82%	0.77%	1.49%	26%	$1,046,757
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$34.87	20.78%	0.93%(c)	0.93%(c)	2.58%(c)	16%	$54,438
Year Ended 12/31/2020	$28.87	6.81%	0.96%(d)	0.96%(d)	2.32%	29%	$34,020
Year Ended 12/31/2019	$27.03	26.43%	0.98%(d)	0.98%(d)	1.48%	11%	$32,815
Year Ended 12/31/2018	$21.38	(12.45%)	0.98%	0.98%	1.36%	16%	$24,610
Year Ended 12/31/2017	$24.42	20.71%	1.01%	1.00%	1.10%	8%	$22,501
Year Ended 12/31/2016	$20.23	19.63%	1.07%	1.02%	1.25%	26%	$15,026
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$35.32	20.88%	0.80%(c)	0.80%(c)	2.63%(c)	16%	$77,181
Year Ended 12/31/2020	$29.22	6.95%	0.83%(d)	0.83%(d)	2.40%	29%	$52,721
Year Ended 12/31/2019	$27.32	26.54%	0.86%(d)	0.86%(d)	1.61%	11%	$56,957
Year Ended 12/31/2018	$21.59	(12.31%)	0.85%	0.85%	1.48%	16%	$48,804
Year Ended 12/31/2017	$24.62	20.81%	0.89%	0.88%	1.22%	8%	$56,053
Year Ended 12/31/2016	$20.38	19.81%	0.95%	0.89%	1.39%	26%	$45,889
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.67% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
18	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $78,651,380 and $29,104,492, respectively. The sale transactions resulted in a net realized gain of $11,480,626.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.72%
Class 2	0.97
Class 3	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $482,377,091 and $371,565,714, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,150,000	0.70	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund
20	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 98.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	23

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
24	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6473 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Core Equity Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since June 2021
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio — Core Equity Fund	09/10/04	17.54	38.10	16.99	14.83
S&P 500 Index		15.25	40.79	17.65	14.84
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	11.5
Consumer Discretionary	12.0
Consumer Staples	5.7
Energy	2.6
Financials	11.0
Health Care	13.2
Industrials	8.5
Information Technology	28.0
Materials	2.4
Real Estate	2.8
Utilities	2.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Core Equity Fund	1,000.00	1,000.00	1,175.40	1,022.81	2.16	2.01	0.40
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 11.3%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	19,900	1,114,997
Interactive Media & Services 9.5%
Alphabet, Inc., Class A(a)	5,055	12,343,249
Facebook, Inc., Class A(a)	25,200	8,762,292
Total		21,105,541
Media 1.3%
Interpublic Group of Companies, Inc. (The)	92,660	3,010,523
Total Communication Services		25,231,061
Consumer Discretionary 11.8%
Automobiles 0.5%
Tesla Motors, Inc.(a)	1,810	1,230,257
Distributors 0.2%
Genuine Parts Co.	3,900	493,233
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	16,647	2,430,295
Penn National Gaming, Inc.(a)	6,100	466,589
Total		2,896,884
Household Durables 2.0%
Lennar Corp., Class A	15,800	1,569,730
PulteGroup, Inc.	53,100	2,897,667
Total		4,467,397
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.(a)	1,772	6,095,963
Etsy, Inc.(a)	1,565	322,140
Total		6,418,103
Multiline Retail 1.8%
Target Corp.	16,350	3,952,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.1%
Best Buy Co., Inc.	2,790	320,794
L Brands, Inc.	19,800	1,426,788
Lowe’s Companies, Inc.	18,350	3,559,350
Ross Stores, Inc.	12,217	1,514,908
Total		6,821,840
Total Consumer Discretionary		26,280,163
Consumer Staples 5.7%
Food & Staples Retailing 1.5%
Kroger Co. (The)	86,600	3,317,646
Food Products 0.4%
Kraft Heinz Co. (The)	31	1,264
Tyson Foods, Inc., Class A	11,900	877,744
Total		879,008
Household Products 1.1%
Procter & Gamble Co. (The)	17,500	2,361,275
Tobacco 2.7%
Altria Group, Inc.	84,315	4,020,140
Philip Morris International, Inc.	20,500	2,031,755
Total		6,051,895
Total Consumer Staples		12,609,824
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	36,600	3,053,904
HollyFrontier Corp.	13,511	444,512
Kinder Morgan, Inc.	118,631	2,162,643
Total		5,661,059
Total Energy		5,661,059
Financials 10.9%
Banks 4.0%
Citigroup, Inc.	58,600	4,145,950
Citizens Financial Group, Inc.	82,900	3,802,623
JPMorgan Chase & Co.	2,350	365,519
Regions Financial Corp.	32,000	645,760
Total		8,959,852
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.2%
BlackRock, Inc.	3,770	3,298,637
Morgan Stanley	25,000	2,292,250
S&P Global, Inc.	825	338,621
T. Rowe Price Group, Inc.	17,400	3,444,678
Total		9,374,186
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B(a)	2,050	569,736
Insurance 2.4%
Allstate Corp. (The)	22,300	2,908,812
Arthur J Gallagher & Co.	9,100	1,274,728
MetLife, Inc.	20,200	1,208,970
Total		5,392,510
Total Financials		24,296,284
Health Care 13.1%
Biotechnology 1.8%
AbbVie, Inc.	12,892	1,452,155
Biogen, Inc.(a)	587	203,260
BioMarin Pharmaceutical, Inc.(a)	7,150	596,596
Regeneron Pharmaceuticals, Inc.(a)	1,289	719,958
Vertex Pharmaceuticals, Inc.(a)	5,297	1,068,034
Total		4,040,003
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	27,800	3,222,854
Dentsply Sirona, Inc.	2,530	160,048
Total		3,382,902
Health Care Providers & Services 2.9%
HCA Healthcare, Inc.	14,700	3,039,078
Humana, Inc.	2,825	1,250,684
McKesson Corp.	10,600	2,027,144
Total		6,316,906
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	13,100	3,174,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	68,300	4,563,806
Johnson & Johnson	16,550	2,726,447
Pfizer, Inc.	125,700	4,922,412
Total		12,212,665
Total Health Care		29,126,868
Industrials 8.3%
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	15,600	3,244,332
Airlines 0.2%
Delta Air Lines, Inc.(a)	5,800	250,908
Southwest Airlines Co.(a)	5,300	281,377
Total		532,285
Construction & Engineering 0.3%
Quanta Services, Inc.	8,194	742,131
Electrical Equipment 0.6%
Emerson Electric Co.	13,200	1,270,368
Machinery 4.6%
Deere & Co.	12,375	4,364,786
Parker-Hannifin Corp.	12,000	3,685,320
Snap-On, Inc.	10,073	2,250,611
Total		10,300,717
Professional Services 0.4%
Robert Half International, Inc.	8,900	791,833
Road & Rail 0.8%
Norfolk Southern Corp.	6,550	1,738,435
Total Industrials		18,620,101
Information Technology 27.6%
Communications Equipment 2.2%
Cisco Systems, Inc.	93,915	4,977,495
IT Services 3.5%
Accenture PLC, Class A	15,700	4,628,203
MasterCard, Inc., Class A	5,625	2,053,631
VeriSign, Inc.(a)	4,555	1,037,128
Total		7,718,962

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	40,400	3,794,772
Broadcom, Inc.	9,100	4,339,244
Intel Corp.	41,100	2,307,354
Total		10,441,370
Software 11.1%
Adobe, Inc.(a)	7,650	4,480,146
Autodesk, Inc.(a)	13,850	4,042,815
Fortinet, Inc.(a)	17,000	4,049,230
Microsoft Corp.	45,530	12,334,077
Total		24,906,268
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.(b)	99,480	13,624,781
Total Information Technology		61,668,876
Materials 2.4%
Chemicals 1.8%
Dow, Inc.	62,100	3,929,688
Containers & Packaging 0.5%
International Paper Co.	18,200	1,115,842
Metals & Mining 0.1%
Nucor Corp.	3,000	287,790
Total Materials		5,333,320
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Public Storage	5,100	1,533,519
Simon Property Group, Inc.	6,400	835,072
Weyerhaeuser Co.	106,700	3,672,614
Total		6,041,205
Total Real Estate		6,041,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.3%
Electric Utilities 1.5%
Evergy, Inc.	10,900	658,687
NRG Energy, Inc.	58,300	2,349,490
PPL Corp.	10,900	304,873
Total		3,313,050
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	15,800	411,906
Multi-Utilities 0.6%
DTE Energy Co.	10,900	1,412,640
Total Utilities		5,137,596
Total Common Stocks (Cost $157,018,247)		220,006,357

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(d)	1,822,892	1,822,710
Total Money Market Funds (Cost $1,822,710)		1,822,710
Total Investments in Securities (Cost: $158,840,957)		221,829,067
Other Assets & Liabilities, Net		1,408,013
Net Assets		223,237,080

At June 30, 2021, securities and/or cash totaling $212,288 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	10	09/2021	USD	2,144,300	29,800	—
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	1,796,325	11,835,794	(11,809,409)	—	1,822,710	—	806	1,822,892
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	25,231,061	—	—	25,231,061
Consumer Discretionary	26,280,163	—	—	26,280,163
Consumer Staples	12,609,824	—	—	12,609,824
Energy	5,661,059	—	—	5,661,059
Financials	24,296,284	—	—	24,296,284
Health Care	29,126,868	—	—	29,126,868
Industrials	18,620,101	—	—	18,620,101
Information Technology	61,668,876	—	—	61,668,876
Materials	5,333,320	—	—	5,333,320
Real Estate	6,041,205	—	—	6,041,205
Utilities	5,137,596	—	—	5,137,596
Total Common Stocks	220,006,357	—	—	220,006,357
Money Market Funds	1,822,710	—	—	1,822,710
Total Investments in Securities	221,829,067	—	—	221,829,067
Investments in Derivatives
Asset
Futures Contracts	29,800	—	—	29,800
Total	221,858,867	—	—	221,858,867
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $157,018,247)	$220,006,357
Affiliated issuers (cost $1,822,710)	1,822,710
Receivable for:
Investments sold	3,070,004
Dividends	224,271
Variation margin for futures contracts	3,300
Expense reimbursement due from Investment Manager	248
Prepaid expenses	10,208
Total assets	225,137,098
Liabilities
Payable for:
Investments purchased	1,603,354
Capital shares purchased	215,231
Management services fees	2,444
Compensation of board members	56,403
Compensation of chief compliance officer	22
Other expenses	22,564
Total liabilities	1,900,018
Net assets applicable to outstanding capital stock	$223,237,080
Represented by
Trust capital	$223,237,080
Total - representing net assets applicable to outstanding capital stock	$223,237,080
Shares outstanding	6,702,156
Net asset value per share	33.31
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,831,211
Dividends — affiliated issuers	806
Total income	1,832,017
Expenses:
Management services fees	425,377
Compensation of board members	16,698
Custodian fees	5,482
Printing and postage fees	5,451
Audit fees	14,628
Legal fees	6,820
Compensation of chief compliance officer	19
Other	4,855
Total expenses	479,330
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(53,005)
Total net expenses	426,325
Net investment income	1,405,692
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,436,408
Futures contracts	441,699
Net realized gain	18,878,107
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,165,534
Futures contracts	(22,880)
Net change in unrealized appreciation (depreciation)	14,142,654
Net realized and unrealized gain	33,020,761
Net increase in net assets resulting from operations	$34,426,453
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$1,405,692	$2,990,183
Net realized gain	18,878,107	10,230,730
Net change in unrealized appreciation (depreciation)	14,142,654	11,818,018
Net increase in net assets resulting from operations	34,426,453	25,038,931
Decrease in net assets from capital stock activity	(12,191,798)	(20,314,370)
Total increase in net assets	22,234,655	4,724,561
Net assets at beginning of period	201,002,425	196,277,864
Net assets at end of period	$223,237,080	$201,002,425

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	10,061	313,375	11,712	262,728
Redemptions	(399,778)	(12,505,173)	(848,126)	(20,577,098)
Total net decrease	(389,717)	(12,191,798)	(836,414)	(20,314,370)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$28.34	$24.76	$19.78	$20.45	$16.39	$15.12
Income from investment operations:
Net investment income	0.20	0.40	0.38	0.36	0.38	0.31
Net realized and unrealized gain (loss)	4.77	3.18	4.60	(1.03)	3.68	0.96
Total from investment operations	4.97	3.58	4.98	(0.67)	4.06	1.27
Net asset value, end of period	$33.31	$28.34	$24.76	$19.78	$20.45	$16.39
Total return	17.54%	14.46%	25.18%	(3.28)%	24.77%	8.40%
Ratios to average net assets
Total gross expenses(a)	0.45%(b)	0.45%	0.45%	0.44%	0.45%	0.45%
Total net expenses(a),(c)	0.40%(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.32%(b)	1.63%	1.67%	1.67%	2.08%	2.01%
Supplemental data
Portfolio turnover	33%	72%	66%	73%	66%	76%
Net assets, end of period (in thousands)	$223,237	$201,002	$196,278	$178,338	$211,730	$191,013

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
16	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	29,800*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	441,699

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(22,880)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,857,480

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
18	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $69,596,660 and $81,384,409, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
22	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	23

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
24	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had concluded that 2019 profitability was reasonable and that the 2021 information shows that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
26	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board observed that the Fund is closed to new investors. The Board considered that the Management Agreement provides for a unified fee that is already at a relatively low level that does not include pre-established breakpoints, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2021	27

Columbia Variable Portfolio – Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6350 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Income Opportunities Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Income Opportunities Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2004
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	2.72	13.38	6.47	6.22
Class 2	05/03/10	2.48	13.06	6.18	5.98
Class 3	06/01/04	2.71	13.17	6.33	6.09
ICE BofA BB-B US Cash Pay High Yield Constrained Index		2.86	13.40	7.00	6.43
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	0.0(a)
Convertible Bonds	0.2
Corporate Bonds & Notes	93.7
Foreign Government Obligations	0.4
Money Market Funds	1.9
Senior Loans	3.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2021)
BBB rating	1.3
BB rating	47.1
B rating	46.8
CCC rating	4.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,027.20	1,021.47	3.37	3.36	0.67
Class 2	1,000.00	1,000.00	1,024.80	1,020.28	4.57	4.56	0.91
Class 3	1,000.00	1,000.00	1,027.10	1,020.88	3.97	3.96	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.	6	233
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		239
Total Communication Services		239
Consumer Discretionary 0.1%
Auto Components 0.1%
Lear Corp.	470	82,382
Total Consumer Discretionary		82,382
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	5,299
Total Industrials		5,299
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		87,920

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	342,000	349,011
Total Convertible Bonds (Cost $322,352)			349,011

Corporate Bonds & Notes 93.6%

Aerospace & Defense 1.7%
Moog, Inc.(d)
12/15/2027	4.250%	447,000	462,782
TransDigm, Inc.(d)
12/15/2025	8.000%	745,000	804,812
03/15/2026	6.250%	174,000	183,537
01/15/2029	4.625%	194,000	194,597
05/01/2029	4.875%	451,000	455,731
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	997,000	1,032,116
11/15/2027	5.500%	27,000	28,153
Total			3,161,728
Airlines 2.4%
American Airlines, Inc.(d)
07/15/2025	11.750%	311,000	390,246
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	882,000	936,366
04/20/2029	5.750%	73,091	79,042
Delta Air Lines, Inc.(d)
05/01/2025	7.000%	402,000	469,079
Delta Air Lines, Inc./SkyMiles IP Ltd.(d)
10/20/2028	4.750%	680,000	756,752
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	303,471	325,709
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,041,278	1,146,453
United Airlines, Inc.(d)
04/15/2026	4.375%	201,000	208,082
04/15/2029	4.625%	225,000	233,054
Total			4,544,783
Automotive 4.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	363,000	374,356
04/01/2027	6.500%	50,000	52,963
Clarios Global LP(d)
05/15/2025	6.750%	279,000	297,676
Ford Motor Co.
04/21/2023	8.500%	271,000	302,422
04/22/2025	9.000%	380,000	468,261
04/22/2030	9.625%	81,000	116,108
01/15/2043	4.750%	446,000	474,990
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	561,866
11/01/2024	4.063%	178,000	189,283
06/16/2025	5.125%	512,000	563,666
11/13/2025	3.375%	734,000	761,127
08/17/2027	4.125%	712,000	755,690
02/16/2028	2.900%	237,000	236,485
11/13/2030	4.000%	359,000	376,593
Goodyear Tire & Rubber Co. (The)(d)
07/15/2029	5.000%	339,000	354,287
IAA Spinco, Inc.(d)
06/15/2027	5.500%	179,000	187,846
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	1,008,000	1,034,136
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	319,522
05/15/2027	8.500%	344,000	374,983
Tenneco, Inc.(d)
01/15/2029	7.875%	429,000	484,445
Total			8,286,705
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(d)
03/01/2028	6.250%	249,000	262,168
NFP Corp.(d)
08/15/2028	4.875%	351,000	356,760
Total			618,928
Building Materials 0.7%
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	539,081
Core & Main LP(d)
08/15/2025	6.125%	210,000	214,200
Interface, Inc.(d)
12/01/2028	5.500%	134,000	140,333
SRS Distribution, Inc.(d)
07/01/2028	4.625%	403,000	412,236
Total			1,305,850
Cable and Satellite 5.9%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	929,184
06/01/2029	5.375%	243,000	265,537
03/01/2030	4.750%	1,041,000	1,100,007
02/01/2031	4.250%	178,000	181,417
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	728,229
02/01/2029	6.500%	236,000	261,345
01/15/2030	5.750%	1,208,000	1,256,688
02/15/2031	3.375%	680,000	642,366
DISH DBS Corp.
07/01/2026	7.750%	708,000	801,443
DISH DBS Corp.(d)
06/01/2029	5.125%	1,312,000	1,296,716
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	584,000	604,342
Sirius XM Radio, Inc.(d)
07/01/2030	4.125%	539,000	545,285
Videotron Ltd.(d)
06/15/2029	3.625%	225,000	228,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	796,439
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	184,846
Ziggo BV(d)
01/15/2027	5.500%	724,000	752,376
01/15/2030	4.875%	340,000	348,805
Total			10,923,314
Chemicals 3.0%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	558,153
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	549,806
HB Fuller Co.
10/15/2028	4.250%	326,000	336,981
Herens Holdco Sarl(d)
05/15/2028	4.750%	367,000	365,563
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	275,729
Ingevity Corp.(d)
11/01/2028	3.875%	872,000	870,169
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	499,345
PQ Corp.(d)
12/15/2025	5.750%	921,000	944,794
SPCM SA(d)
09/15/2025	4.875%	669,000	684,791
WR Grace & Co.(d)
06/15/2027	4.875%	534,000	565,987
Total			5,651,318
Construction Machinery 1.1%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	760,000	747,158
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	640,071
NESCO Holdings II, Inc.(d)
04/15/2029	5.500%	246,000	256,710
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	301,000	309,768
Total			1,953,707
Consumer Cyclical Services 2.5%
APX Group, Inc.
11/01/2024	8.500%	2,105,000	2,201,791

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASGN, Inc.(d)
05/15/2028	4.625%	755,000	790,330
Match Group, Inc.(d)
06/01/2028	4.625%	178,000	184,908
Staples, Inc.(d)
04/15/2026	7.500%	690,000	714,913
Uber Technologies, Inc.(d)
05/15/2025	7.500%	723,000	780,135
Total			4,672,077
Consumer Products 0.6%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	525,000	562,481
Mattel, Inc.
11/01/2041	5.450%	80,000	92,394
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	537,411
Total			1,192,286
Diversified Manufacturing 1.4%
BWX Technologies, Inc.(d)
07/15/2026	5.375%	259,000	265,961
CFX Escrow Corp.(d)
02/15/2026	6.375%	185,000	195,595
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	296,890
Resideo Funding, Inc.(d)
11/01/2026	6.125%	811,000	855,401
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	297,061
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	630,000	701,554
Total			2,612,462
Electric 5.5%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	265,000	270,166
Calpine Corp.(d)
06/01/2026	5.250%	364,000	374,396
Clearway Energy Operating LLC
09/15/2026	5.000%	519,000	533,440
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	1,055,411
02/15/2031	3.750%	1,017,000	1,008,447
FirstEnergy Corp.
11/15/2031	7.375%	134,000	183,266
07/15/2047	4.850%	153,000	183,588
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(d),(e)
07/01/2029	4.250%	527,000	535,459
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,127,000	2,304,695
NRG Energy, Inc.(d)
06/15/2029	5.250%	320,000	340,729
02/15/2031	3.625%	1,178,000	1,156,879
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	296,042
PG&E Corp.
07/01/2028	5.000%	241,000	243,882
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	599,291
01/15/2030	4.750%	660,000	677,874
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	158,091
05/01/2029	4.375%	279,000	280,472
Total			10,202,128
Environmental 1.7%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	1,535,000	1,598,240
08/01/2028	4.000%	410,000	405,195
06/15/2029	4.750%	451,000	468,625
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	668,000	689,869
Total			3,161,929
Finance Companies 1.7%
Navient Corp.
03/15/2028	4.875%	281,000	282,468
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,323,000	1,344,224
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	760,000	751,969
03/01/2031	3.875%	182,000	183,414
Springleaf Finance Corp.
03/15/2024	6.125%	507,000	545,773
Total			3,107,848
Food and Beverage 3.3%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,247,000	1,286,183
JBS USA LUX SA/Food Co./Finance, Inc.(d)
12/01/2031	3.750%	220,000	224,508
Kraft Heinz Foods Co.
06/01/2046	4.375%	357,000	404,594

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	826,000	1,026,429
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	198,130
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	929,000	962,980
Post Holdings, Inc.(d)
03/01/2027	5.750%	436,000	456,612
01/15/2028	5.625%	431,000	457,931
04/15/2030	4.625%	445,000	452,890
09/15/2031	4.500%	390,000	389,267
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	282,056
Total			6,141,580
Gaming 4.3%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	258,000	284,151
06/15/2031	4.750%	447,000	464,721
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	550,000	557,076
CCM Merger, Inc.(d)
05/01/2026	6.375%	565,000	593,715
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	261,000	275,029
07/01/2025	6.250%	796,000	844,335
International Game Technology PLC(d)
02/15/2025	6.500%	827,000	925,310
04/15/2026	4.125%	200,000	208,283
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	535,000	535,917
Penn National Gaming, Inc.(d),(e)
07/01/2029	4.125%	211,000	210,761
Scientific Games International, Inc.(d)
10/15/2025	5.000%	901,000	930,105
05/15/2028	7.000%	349,000	381,272
11/15/2029	7.250%	341,000	384,642
Stars Group Holdings BV/Co-Borrower LLC(d)
07/15/2026	7.000%	484,000	501,988
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	591,474
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	384,225
Total			8,073,004
Health Care 6.9%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	161,606
04/15/2029	5.000%	205,000	214,722
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	367,265
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	195,477
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	259,930
03/15/2029	3.750%	143,000	144,892
03/15/2031	4.000%	115,000	119,487
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	920,000	972,401
03/15/2026	8.000%	311,000	335,138
Encompass Health Corp.
02/01/2028	4.500%	553,000	573,738
HCA, Inc.
09/01/2028	5.625%	1,106,000	1,311,829
09/01/2030	3.500%	179,000	190,579
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	304,371
Indigo Merger Sub, Inc.(d),(e)
07/15/2026	2.875%	200,000	203,163
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	700,500
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	338,000	355,461
06/15/2028	5.000%	311,000	337,013
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	720,000	752,072
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,100,401
Syneos Health, Inc.(d)
01/15/2029	3.625%	274,000	271,137
Teleflex, Inc.
11/15/2027	4.625%	599,000	637,967
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	256,472
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	1,205,000	1,248,210
02/01/2027	6.250%	1,288,000	1,345,904
11/01/2027	5.125%	304,000	318,571
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	216,000	223,254
Total			12,901,560
Healthcare Insurance 0.3%
Centene Corp.
10/15/2030	3.000%	624,000	641,306

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.8%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	203,860
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	394,000	404,694
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	526,000	561,713
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	339,000	377,055
Total			1,547,322
Independent Energy 6.4%
Apache Corp.
11/15/2027	4.875%	263,000	285,140
10/15/2028	4.375%	109,000	116,086
01/15/2030	4.250%	381,000	402,726
09/01/2040	5.100%	140,000	147,012
02/01/2042	5.250%	189,000	200,029
04/15/2043	4.750%	516,000	536,415
Callon Petroleum Co.
07/01/2026	6.375%	823,000	794,292
CNX Resources Corp.(d)
03/14/2027	7.250%	342,000	366,698
01/15/2029	6.000%	211,000	228,107
Comstock Resources, Inc.(d)
03/01/2029	6.750%	194,000	206,638
01/15/2030	5.875%	158,000	161,328
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	147,884
Encana Corp.
08/15/2034	6.500%	32,000	42,131
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	262,000	279,351
EQT Corp.(f)
02/01/2030	8.750%	623,000	810,620
EQT Corp.(d)
05/15/2031	3.625%	206,000	215,486
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	196,000	208,272
02/01/2029	5.750%	461,000	480,590
Indigo Natural Resources LLC(d)
02/01/2029	5.375%	193,000	202,384
Matador Resources Co.
09/15/2026	5.875%	935,000	963,082
Newfield Exploration Co.
01/01/2026	5.375%	342,000	385,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
04/15/2026	3.400%	1,068,000	1,092,386
09/01/2030	6.625%	817,000	982,735
01/01/2031	6.125%	169,000	198,719
09/15/2036	6.450%	199,000	237,801
04/15/2046	4.400%	1,056,000	1,019,493
Ovintiv, Inc.
11/01/2031	7.200%	75,000	98,881
SM Energy Co.
01/15/2027	6.625%	983,000	1,009,450
07/15/2028	6.500%	152,000	156,199
Total			11,975,560
Leisure 2.7%
Carnival Corp.(d)
03/01/2026	7.625%	728,000	793,235
03/01/2027	5.750%	695,000	731,084
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	388,000	392,117
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
10/01/2028	6.500%	296,000	319,382
Cinemark USA, Inc.(d)
03/15/2026	5.875%	265,000	277,957
07/15/2028	5.250%	313,000	320,967
NCL Corp Ltd.(d)
03/15/2026	5.875%	343,000	359,300
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	517,000	567,523
07/01/2026	4.250%	258,000	257,677
04/01/2028	5.500%	368,000	386,075
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	484,000	488,718
Viking Ocean Cruises Ship VII Ltd.(d)
02/15/2029	5.625%	85,000	86,506
Total			4,980,541
Lodging 0.1%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	69,000	70,634
Marriott Ownership Resorts, Inc.(d)
06/15/2029	4.500%	113,000	114,567
Total			185,201
Media and Entertainment 3.3%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	362,317
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	918,000	939,088

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	194,000	125,700
08/15/2027	6.625%	178,000	87,303
iHeartCommunications, Inc.(d)
01/15/2028	4.750%	1,251,000	1,289,436
Netflix, Inc.
04/15/2028	4.875%	499,000	579,975
11/15/2028	5.875%	419,000	514,725
05/15/2029	6.375%	92,000	117,305
Netflix, Inc.(d)
11/15/2029	5.375%	320,000	388,747
06/15/2030	4.875%	330,000	392,347
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	154,835
03/15/2030	4.625%	891,000	903,237
Playtika Holding Corp.(d)
03/15/2029	4.250%	383,000	383,371
Total			6,238,386
Metals and Mining 3.6%
Alcoa Nederland Holding BV(d)
09/30/2026	7.000%	298,000	311,972
03/31/2029	4.125%	187,000	194,814
Commercial Metals Co.
02/15/2031	3.875%	55,000	55,433
Constellium NV(d)
02/15/2026	5.875%	716,000	737,158
Constellium SE(d)
06/15/2028	5.625%	334,000	358,826
04/15/2029	3.750%	580,000	574,537
Freeport-McMoRan, Inc.
03/15/2043	5.450%	738,000	902,251
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	1,567,000	1,669,422
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	461,000	474,589
Novelis Corp.(d)
09/30/2026	5.875%	1,423,000	1,481,538
Total			6,760,540
Midstream 6.4%
Cheniere Energy Partners LP(d)
03/01/2031	4.000%	223,000	233,166
Cheniere Energy, Inc.(d)
10/15/2028	4.625%	814,000	858,718
DCP Midstream Operating LP
04/01/2044	5.600%	716,000	787,496
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	393,549
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	287,313
06/15/2031	4.375%	226,000	230,418
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	600,890
01/15/2029	4.500%	547,000	556,624
01/15/2031	4.750%	728,000	750,157
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	545,000	558,813
ITT Holdings LLC(d),(e)
08/01/2029	6.500%	94,000	95,769
NuStar Logistics LP
10/01/2025	5.750%	398,000	432,997
06/01/2026	6.000%	430,000	467,830
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	1,006,000	1,029,068
Sunoco LP/Finance Corp.
02/15/2026	5.500%	716,000	737,775
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	593,000	651,896
Targa Resources Partners LP/Finance Corp.(d)
02/01/2031	4.875%	591,000	639,608
01/15/2032	4.000%	256,000	263,481
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	1,002,549
Western Gas Partners LP
07/01/2026	4.650%	1,193,000	1,279,520
Total			11,857,637
Oil Field Services 0.9%
Apergy Corp.
05/01/2026	6.375%	482,000	505,463
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	1,159,743	1,131,634
Total			1,637,097
Other Industry 0.1%
Hillenbrand, Inc.
06/15/2025	5.750%	163,000	174,866
Other REIT 1.2%
Ladder Capital Finance Holdings LLLP/Corp.(d)
03/15/2022	5.250%	513,000	515,470
10/01/2025	5.250%	425,000	432,689
02/01/2027	4.250%	223,000	223,300
06/15/2029	4.750%	581,000	580,874

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	292,976
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	196,013
Total			2,241,322
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	757,000	751,293
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	418,381
08/15/2027	5.250%	436,000	445,195
Berry Global, Inc.
07/15/2023	5.125%	424,000	424,454
BWAY Holding Co.(d)
04/15/2024	5.500%	548,000	552,438
CANPACK SA/Eastern PA Land Investment Holding LLC(d)
11/01/2025	3.125%	389,000	396,024
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	1,103,565
Total			4,091,350
Pharmaceuticals 2.7%
Bausch Health Companies, Inc.(d)
04/01/2026	9.250%	473,000	514,413
01/31/2027	8.500%	951,000	1,033,657
01/15/2028	7.000%	582,000	600,915
06/01/2028	4.875%	136,000	139,082
Endo Luxembourg Finance Co I Sarl/US, Inc.(d)
04/01/2029	6.125%	339,000	332,283
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	212,693
Organon Finance 1 LLC(d)
04/30/2028	4.125%	848,000	865,196
04/30/2031	5.125%	632,000	651,023
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	684,000	699,484
Total			5,048,746
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,095,000	1,111,161
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	645,000	645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGIC Investment Corp.
08/15/2028	5.250%	112,000	118,748
Radian Group, Inc.
03/15/2025	6.625%	44,000	49,717
03/15/2027	4.875%	262,000	285,101
Total			1,565,402
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(d),(h)
01/15/2028	3.875%	506,000	512,325
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,860,453
Total			2,372,778
Retailers 0.9%
L Brands, Inc.
11/01/2035	6.875%	669,000	847,909
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	160,000	164,053
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	215,423
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	389,416
Total			1,616,801
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	5.875%	472,000	508,542
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	547,000	556,942
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	198,440
Total			1,263,924
Technology 5.9%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	170,000	169,351
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	249,378
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	528,033
CDK Global, Inc.
06/01/2027	4.875%	506,000	536,037
Clarivate Science Holdings Corp.(d)
06/30/2028	3.875%	225,000	226,259
CommScope Technologies LLC(d)
06/15/2025	6.000%	729,000	744,702

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Everi Holdings, Inc.(d),(e)
07/15/2029	5.000%	48,000	48,000
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	173,735
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	423,766
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	379,000	393,696
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	882,000	914,354
NCR Corp.(d)
10/01/2028	5.000%	618,000	638,663
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	467,000	493,305
07/15/2029	4.500%	227,000	227,488
07/15/2031	4.750%	284,000	284,833
Plantronics, Inc.(d)
03/01/2029	4.750%	1,011,000	1,002,744
PTC, Inc.(d)
02/15/2028	4.000%	262,000	270,548
QualityTech LP/QTS Finance Corp.(d)
10/01/2028	3.875%	1,098,000	1,174,046
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	77,000	83,701
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	677,123
Square, Inc.(d)
06/01/2026	2.750%	92,000	93,601
06/01/2031	3.500%	310,000	312,749
Switch Ltd.(d)
09/15/2028	3.750%	228,000	230,474
06/15/2029	4.125%	225,000	230,658
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	396,967
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	455,000	451,587
Total			10,975,798
Wireless 2.9%
Altice France SA(d)
02/01/2027	8.125%	661,000	719,669
07/15/2029	5.125%	456,000	461,210
SBA Communications Corp.
02/15/2027	3.875%	922,000	948,695
Sprint Capital Corp.
11/15/2028	6.875%	724,000	928,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2029	2.625%	496,000	489,951
02/15/2031	2.875%	275,000	272,730
04/15/2031	3.500%	363,000	375,116
T-Mobile USA, Inc.(d)
04/15/2031	3.500%	301,000	310,632
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	430,834
Vmed O2 UK Financing I PLC(d),(e)
07/15/2031	4.750%	465,000	471,860
Total			5,409,551
Wirelines 3.0%
CenturyLink, Inc.
03/15/2022	5.800%	816,000	840,415
04/01/2024	7.500%	2,196,000	2,465,780
CenturyLink, Inc.(d)
12/15/2026	5.125%	781,000	811,440
02/15/2027	4.000%	389,000	396,791
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	929,000	922,889
Lumen Technologies, Inc.(d)
06/15/2029	5.375%	225,000	228,665
Total			5,665,980
Total Corporate Bonds & Notes (Cost $166,415,980)			174,761,315

Foreign Government Obligations(i) 0.4%

Canada 0.4%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	530,000	570,889
05/15/2029	4.250%	180,000	181,949
Total			752,838
Total Foreign Government Obligations (Cost $721,091)			752,838

Senior Loans 3.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.7%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.591%	1,309,224	1,303,502

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.5%
BellRing Brands LLC(j),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	946,611	952,414
Health Care 0.7%
Radiology Partners, Inc.(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.325%	145,000	144,880
Surgery Center Holdings, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,200,753	1,205,064
Total			1,349,944
Media and Entertainment 0.1%
Cengage Learning, Inc.(h),(j),(k)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/29/2026	5.750%	101,000	101,064
Restaurants 0.5%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,011,151	1,008,725
Technology 1.3%
Ascend Learning LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	736,354	735,588
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	557,376	557,771
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.854%	414,615	414,656
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	662,998	663,383
Total			2,371,398
Total Senior Loans (Cost $7,081,435)			7,087,047

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(l),(m)	3,519,298	3,518,946
Total Money Market Funds (Cost $3,518,946)		3,518,946
Total Investments in Securities (Cost: $178,391,789)		186,557,077
Other Assets & Liabilities, Net		65,537
Net Assets		186,622,614

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $130,769,362, which represents 70.07% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2021, the total value of these securities amounted to $675, which represents less than 0.01% of total net assets.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of June 30, 2021.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	8,503,952	33,785,270	(38,770,276)	—	3,518,946	—	1,900	3,519,298
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	233	—	6	239
Consumer Discretionary	82,382	—	—	82,382
Industrials	5,299	—	—	5,299
Utilities	—	—	0*	0*
Total Common Stocks	87,914	—	6	87,920
Convertible Bonds	—	349,011	—	349,011
Corporate Bonds & Notes	—	174,761,315	—	174,761,315
Foreign Government Obligations	—	752,838	—	752,838
Senior Loans	—	7,087,047	—	7,087,047
Money Market Funds	3,518,946	—	—	3,518,946
Total Investments in Securities	3,606,860	182,950,211	6	186,557,077

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $174,872,843)	$183,038,131
Affiliated issuers (cost $3,518,946)	3,518,946
Cash	36,257
Receivable for:
Investments sold	51,627
Investments sold on a delayed delivery basis	235,405
Capital shares sold	108,267
Dividends	108
Interest	2,440,781
Foreign tax reclaims	713
Expense reimbursement due from Investment Manager	784
Prepaid expenses	10,009
Total assets	189,441,028
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,394,911
Capital shares purchased	175,797
Management services fees	3,376
Distribution and/or service fees	692
Service fees	7,339
Compensation of board members	201,835
Compensation of chief compliance officer	21
Other expenses	34,443
Total liabilities	2,818,414
Net assets applicable to outstanding capital stock	$186,622,614
Represented by
Paid in capital	154,415,208
Total distributable earnings (loss)	32,207,406
Total - representing net assets applicable to outstanding capital stock	$186,622,614
Class 1
Net assets	$20,823,053
Shares outstanding	2,628,893
Net asset value per share	$7.92
Class 2
Net assets	$36,053,663
Shares outstanding	4,590,581
Net asset value per share	$7.85
Class 3
Net assets	$129,745,898
Shares outstanding	16,295,782
Net asset value per share	$7.96
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	17

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$235
Dividends — affiliated issuers	1,900
Interest	5,079,127
Total income	5,081,262
Expenses:
Management services fees	656,951
Distribution and/or service fees
Class 2	44,346
Class 3	80,716
Service fees	56,573
Compensation of board members	40,007
Custodian fees	4,817
Printing and postage fees	12,724
Audit fees	14,628
Legal fees	5,383
Compensation of chief compliance officer	15
Other	8,835
Total expenses	924,995
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(137,592)
Total net expenses	787,403
Net investment income	4,293,859
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,282,199
Net realized gain	12,282,199
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(11,582,690)
Net change in unrealized appreciation (depreciation)	(11,582,690)
Net realized and unrealized gain	699,509
Net increase in net assets resulting from operations	$4,993,368
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$4,293,859	$16,251,128
Net realized gain (loss)	12,282,199	(3,028,004)
Net change in unrealized appreciation (depreciation)	(11,582,690)	5,872,844
Net increase in net assets resulting from operations	4,993,368	19,095,968
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(8,746,859)
Class 2	—	(1,601,289)
Class 3	—	(6,085,477)
Total distributions to shareholders	—	(16,433,625)
Decrease in net assets from capital stock activity	(181,020,798)	(3,472,413)
Total decrease in net assets	(176,027,430)	(810,070)
Net assets at beginning of period	362,650,044	363,460,114
Net assets at end of period	$186,622,614	$362,650,044

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	85,245	664,681	1,753,756	12,767,421
Distributions reinvested	—	—	1,191,670	8,746,859
Redemptions	(22,713,604)	(175,177,401)	(1,008,955)	(7,335,937)
Net increase (decrease)	(22,628,359)	(174,512,720)	1,936,471	14,178,343
Class 2
Subscriptions	203,248	1,568,389	444,049	3,237,819
Distributions reinvested	—	—	219,355	1,601,289
Redemptions	(276,242)	(2,131,678)	(995,085)	(7,181,397)
Net decrease	(72,994)	(563,289)	(331,681)	(2,342,289)
Class 3
Subscriptions	244,327	1,906,719	245,864	1,863,772
Distributions reinvested	—	—	823,475	6,085,477
Redemptions	(1,012,278)	(7,851,508)	(3,190,149)	(23,257,716)
Net decrease	(767,951)	(5,944,789)	(2,120,810)	(15,308,467)
Total net decrease	(23,469,304)	(181,020,798)	(516,020)	(3,472,413)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$7.71	0.17	0.04	0.21	—	—	—
Year Ended 12/31/2020	$7.64	0.35	0.08	0.43	(0.36)	—	(0.36)
Year Ended 12/31/2019	$6.91	0.36	0.76	1.12	(0.39)	—	(0.39)
Year Ended 12/31/2018	$7.56	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)
Year Ended 12/31/2017	$7.56	0.35	0.14	0.49	(0.49)	—	(0.49)
Year Ended 12/31/2016	$8.07	0.40	0.41	0.81	(0.93)	(0.39)	(1.32)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$7.66	0.16	0.03	0.19	—	—	—
Year Ended 12/31/2020	$7.59	0.33	0.08	0.41	(0.34)	—	(0.34)
Year Ended 12/31/2019	$6.87	0.34	0.75	1.09	(0.37)	—	(0.37)
Year Ended 12/31/2018	$7.51	0.35	(0.64)	(0.29)	(0.35)	—	(0.35)
Year Ended 12/31/2017	$7.52	0.33	0.13	0.46	(0.47)	—	(0.47)
Year Ended 12/31/2016	$8.02	0.38	0.42	0.80	(0.91)	(0.39)	(1.30)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$7.75	0.17	0.04	0.21	—	—	—
Year Ended 12/31/2020	$7.68	0.34	0.08	0.42	(0.35)	—	(0.35)
Year Ended 12/31/2019	$6.95	0.35	0.76	1.11	(0.38)	—	(0.38)
Year Ended 12/31/2018	$7.60	0.36	(0.65)	(0.29)	(0.36)	—	(0.36)
Year Ended 12/31/2017	$7.60	0.35	0.13	0.48	(0.48)	—	(0.48)
Year Ended 12/31/2016	$8.10	0.38	0.43	0.81	(0.92)	(0.39)	(1.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$7.92	2.72%	0.75%(c)	0.67%(c)	4.31%(c)	28%	$20,823
Year Ended 12/31/2020	$7.71	5.90%	0.73%	0.67%	4.74%	58%	$194,656
Year Ended 12/31/2019	$7.64	16.47%	0.75%	0.69%	4.83%	58%	$178,149
Year Ended 12/31/2018	$6.91	(3.75%)	0.74%	0.73%	5.05%	42%	$138,357
Year Ended 12/31/2017	$7.56	6.56%	0.76%	0.76%	4.66%	50%	$132,262
Year Ended 12/31/2016	$7.56	10.93%	0.74%	0.74%	4.99%	48%	$112,544
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$7.85	2.48%	1.06%(c)	0.91%(c)	4.21%(c)	28%	$36,054
Year Ended 12/31/2020	$7.66	5.67%	0.98%	0.92%	4.49%	58%	$35,700
Year Ended 12/31/2019	$7.59	16.12%	1.00%	0.94%	4.59%	58%	$37,916
Year Ended 12/31/2018	$6.87	(3.90%)	0.99%	0.98%	4.79%	42%	$32,893
Year Ended 12/31/2017	$7.51	6.20%	1.01%	1.01%	4.41%	50%	$36,579
Year Ended 12/31/2016	$7.52	10.80%	0.98%	0.98%	4.72%	48%	$33,095
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$7.96	2.71%	0.94%(c)	0.79%(c)	4.34%(c)	28%	$129,746
Year Ended 12/31/2020	$7.75	5.74%	0.86%	0.80%	4.62%	58%	$132,293
Year Ended 12/31/2019	$7.68	16.23%	0.87%	0.81%	4.72%	58%	$147,395
Year Ended 12/31/2018	$6.95	(3.86%)	0.87%	0.85%	4.90%	42%	$146,078
Year Ended 12/31/2017	$7.60	6.39%	0.88%	0.88%	4.55%	50%	$199,852
Year Ended 12/31/2016	$7.60	10.86%	0.87%	0.87%	4.86%	48%	$224,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	21

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2021 through April 30, 2022	Prior to May 1, 2021
Class 1	0.64%	0.67%
Class 2	0.89	0.92
Class 3	0.765	0.795
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
178,392,000	8,928,000	(763,000)	8,165,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
26	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,867,158)	(3,688,304)	(8,555,462)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $57,698,850 and $223,994,865, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
28	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 87.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	29

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
30	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	31

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
32	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2021	33

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Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6545 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Select Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Mid Cap Value Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	18.80	59.87	12.55	11.01
Class 2	05/03/10	18.63	59.41	12.27	10.75
Class 3	05/02/05	18.66	59.65	12.41	10.87
Russell Midcap Value Index		19.45	53.06	11.79	11.75
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	4.1
Consumer Discretionary	13.2
Consumer Staples	3.4
Energy	5.4
Financials	17.9
Health Care	8.7
Industrials	15.2
Information Technology	9.1
Materials	7.4
Real Estate	9.1
Utilities	6.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,188.00	1,020.78	4.39	4.06	0.81
Class 2	1,000.00	1,000.00	1,186.30	1,019.54	5.75	5.31	1.06
Class 3	1,000.00	1,000.00	1,186.60	1,020.13	5.10	4.71	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 4.0%
Entertainment 1.8%
Live Nation Entertainment, Inc.(a)	68,713	6,018,572
Media 2.2%
Nexstar Media Group, Inc., Class A	47,805	7,069,403
Total Communication Services		13,087,975
Consumer Discretionary 13.0%
Hotels, Restaurants & Leisure 3.8%
Hyatt Hotels Corp., Class A(a)	82,235	6,384,726
Six Flags Entertainment Corp.(a)	133,436	5,775,110
Total		12,159,836
Household Durables 2.2%
D.R. Horton, Inc.	79,297	7,166,070
Multiline Retail 1.5%
Dollar Tree, Inc.(a)	49,449	4,920,176
Specialty Retail 3.7%
Burlington Stores, Inc.(a)	18,712	6,025,077
O’Reilly Automotive, Inc.(a)	10,545	5,970,684
Total		11,995,761
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.(a)	104,234	5,961,142
Total Consumer Discretionary		42,202,985
Consumer Staples 3.4%
Food & Staples Retailing 1.8%
U.S. Foods Holding Corp.(a)	151,579	5,814,570
Food Products 1.6%
Tyson Foods, Inc., Class A	69,662	5,138,269
Total Consumer Staples		10,952,839
Energy 5.4%
Oil, Gas & Consumable Fuels 5.4%
Devon Energy Corp.	321,667	9,389,460
Marathon Petroleum Corp.	133,568	8,070,178
Total		17,459,638
Total Energy		17,459,638
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.6%
Banks 7.2%
Popular, Inc.	110,189	8,269,684
Regions Financial Corp.	381,724	7,703,190
SVB Financial Group(a)	13,597	7,565,779
Total		23,538,653
Consumer Finance 2.6%
Discover Financial Services	71,956	8,511,675
Diversified Financial Services 1.7%
Voya Financial, Inc.	89,425	5,499,638
Insurance 6.1%
Hanover Insurance Group, Inc. (The)	44,709	6,064,329
Lincoln National Corp.	129,613	8,144,881
Reinsurance Group of America, Inc.	48,473	5,525,922
Total		19,735,132
Total Financials		57,285,098
Health Care 8.6%
Health Care Equipment & Supplies 2.2%
Zimmer Biomet Holdings, Inc.	43,878	7,056,460
Health Care Providers & Services 3.6%
Centene Corp.(a)	87,523	6,383,053
Quest Diagnostics, Inc.	41,427	5,467,121
Total		11,850,174
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.	33,345	4,928,724
Syneos Health, Inc.(a)	45,000	4,027,050
Total		8,955,774
Total Health Care		27,862,408
Industrials 15.0%
Airlines 2.0%
Southwest Airlines Co.(a)	126,518	6,716,841
Building Products 2.5%
Trane Technologies PLC	43,724	8,051,337
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.9%
AMETEK, Inc.	69,104	9,225,384
Bloom Energy Corp., Class A(a)	130,000	3,493,100
Total		12,718,484
Machinery 5.1%
Ingersoll Rand, Inc.(a)	175,605	8,571,280
ITT, Inc.	86,449	7,917,864
Total		16,489,144
Professional Services 1.5%
CACI International, Inc., Class A(a)	18,872	4,814,625
Total Industrials		48,790,431
Information Technology 9.0%
Communications Equipment 2.1%
Motorola Solutions, Inc.	31,233	6,772,876
Electronic Equipment, Instruments & Components 2.1%
Corning, Inc.	164,498	6,727,968
Semiconductors & Semiconductor Equipment 4.8%
Marvell Technology, Inc.	103,423	6,032,664
ON Semiconductor Corp.(a)	139,191	5,328,231
Teradyne, Inc.	31,381	4,203,799
Total		15,564,694
Total Information Technology		29,065,538
Materials 7.3%
Chemicals 4.3%
Chemours Co. LLC (The)	125,000	4,350,000
Eastman Chemical Co.	43,145	5,037,179
FMC Corp.	41,915	4,535,203
Total		13,922,382
Metals & Mining 3.0%
Allegheny Technologies, Inc.(a)	235,000	4,899,750
Freeport-McMoRan, Inc.	132,317	4,910,284
Total		9,810,034
Total Materials		23,732,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.0%
Equity Real Estate Investment Trusts (REITS) 9.0%
First Industrial Realty Trust, Inc.	159,437	8,327,395
Gaming and Leisure Properties, Inc.	108,550	5,029,121
Simon Property Group, Inc.	40,000	5,219,200
Welltower, Inc.	129,411	10,754,054
Total		29,329,770
Total Real Estate		29,329,770
Utilities 6.4%
Electric Utilities 2.1%
Pinnacle West Capital Corp.	82,174	6,735,803
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	292,168	7,616,820
Multi-Utilities 2.0%
Ameren Corp.	80,609	6,451,944
Total Utilities		20,804,567
Total Common Stocks (Cost $231,575,951)		320,573,665

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	3,054,111	3,053,806
Total Money Market Funds (Cost $3,053,806)		3,053,806
Total Investments in Securities (Cost: $234,629,757)		323,627,471
Other Assets & Liabilities, Net		1,281,721
Net Assets		324,909,192

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	2,709,197	29,254,571	(28,909,962)	—	3,053,806	—	1,369	3,054,111
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,087,975	—	—	13,087,975
Consumer Discretionary	42,202,985	—	—	42,202,985
Consumer Staples	10,952,839	—	—	10,952,839
Energy	17,459,638	—	—	17,459,638
Financials	57,285,098	—	—	57,285,098
Health Care	27,862,408	—	—	27,862,408
Industrials	48,790,431	—	—	48,790,431
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	29,065,538	—	—	29,065,538
Materials	23,732,416	—	—	23,732,416
Real Estate	29,329,770	—	—	29,329,770
Utilities	20,804,567	—	—	20,804,567
Total Common Stocks	320,573,665	—	—	320,573,665
Money Market Funds	3,053,806	—	—	3,053,806
Total Investments in Securities	323,627,471	—	—	323,627,471
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $231,575,951)	$320,573,665
Affiliated issuers (cost $3,053,806)	3,053,806
Receivable for:
Investments sold	5,791,728
Capital shares sold	18,684
Dividends	248,558
Expense reimbursement due from Investment Manager	596
Prepaid expenses	11,397
Total assets	329,698,434
Liabilities
Payable for:
Investments purchased	4,014,853
Capital shares purchased	657,067
Management services fees	7,280
Distribution and/or service fees	525
Service fees	7,463
Compensation of board members	77,556
Compensation of chief compliance officer	31
Other expenses	24,467
Total liabilities	4,789,242
Net assets applicable to outstanding capital stock	$324,909,192
Represented by
Trust capital	$324,909,192
Total - representing net assets applicable to outstanding capital stock	$324,909,192
Class 1
Net assets	$213,607,603
Shares outstanding	6,452,202
Net asset value per share	$33.11
Class 2
Net assets	$42,920,768
Shares outstanding	1,329,727
Net asset value per share	$32.28
Class 3
Net assets	$68,380,821
Shares outstanding	2,092,233
Net asset value per share	$32.68
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,450,595
Dividends — affiliated issuers	1,369
Foreign taxes withheld	(8,662)
Total income	2,443,302
Expenses:
Management services fees	1,347,466
Distribution and/or service fees
Class 2	48,566
Class 3	40,799
Service fees	41,720
Compensation of board members	20,692
Custodian fees	3,060
Printing and postage fees	7,346
Audit fees	14,628
Legal fees	7,411
Compensation of chief compliance officer	34
Other	8,647
Total expenses	1,540,369
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(116,014)
Total net expenses	1,424,355
Net investment income	1,018,947
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	43,345,671
Net realized gain	43,345,671
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,811,031
Net change in unrealized appreciation (depreciation)	12,811,031
Net realized and unrealized gain	56,156,702
Net increase in net assets resulting from operations	$57,175,649
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$1,018,947	$2,745,690
Net realized gain (loss)	43,345,671	(20,859,820)
Net change in unrealized appreciation (depreciation)	12,811,031	41,264,211
Net increase in net assets resulting from operations	57,175,649	23,150,081
Decrease in net assets from capital stock activity	(63,163,742)	(15,765,238)
Total increase (decrease) in net assets	(5,988,093)	7,384,843
Net assets at beginning of period	330,897,285	323,512,442
Net assets at end of period	$324,909,192	$330,897,285

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	54,015	1,584,543	342,116	6,472,478
Redemptions	(2,114,843)	(65,171,329)	(349,990)	(8,798,038)
Net decrease	(2,060,828)	(63,586,786)	(7,874)	(2,325,560)
Class 2
Subscriptions	134,113	4,244,663	146,302	3,315,438
Redemptions	(72,166)	(2,166,019)	(227,979)	(5,265,371)
Net increase (decrease)	61,947	2,078,644	(81,677)	(1,949,933)
Class 3
Subscriptions	73,610	2,308,069	28,883	663,278
Redemptions	(127,738)	(3,963,669)	(548,062)	(12,153,023)
Net decrease	(54,128)	(1,655,600)	(519,179)	(11,489,745)
Total net decrease	(2,053,009)	(63,163,742)	(608,730)	(15,765,238)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$27.87	0.10	5.14	5.24
Year Ended 12/31/2020	$25.93	0.23	1.71	1.94
Year Ended 12/31/2019	$19.70	0.29	5.94	6.23
Year Ended 12/31/2018	$22.72	0.20	(3.22)	(3.02)
Year Ended 12/31/2017	$20.01	0.25	2.46	2.71
Year Ended 12/31/2016	$17.53	0.23	2.25	2.48
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$27.21	0.07	5.00	5.07
Year Ended 12/31/2020	$25.37	0.17	1.67	1.84
Year Ended 12/31/2019	$19.33	0.22	5.82	6.04
Year Ended 12/31/2018	$22.35	0.14	(3.16)	(3.02)
Year Ended 12/31/2017	$19.73	0.20	2.42	2.62
Year Ended 12/31/2016	$17.33	0.14	2.26	2.40
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$27.54	0.09	5.05	5.14
Year Ended 12/31/2020	$25.64	0.20	1.70	1.90
Year Ended 12/31/2019	$19.51	0.25	5.88	6.13
Year Ended 12/31/2018	$22.53	0.16	(3.18)	(3.02)
Year Ended 12/31/2017	$19.87	0.22	2.44	2.66
Year Ended 12/31/2016	$17.43	0.16	2.28	2.44

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$33.11	18.80%	0.88%(c)	0.81%(c)	0.67%(c)	19%	$213,608
Year Ended 12/31/2020	$27.87	7.48%	0.88%	0.81%	1.03%	40%	$237,299
Year Ended 12/31/2019	$25.93	31.62%	0.88%	0.82%	1.22%	31%	$220,919
Year Ended 12/31/2018	$19.70	(13.29%)	0.89%	0.85%	0.87%	98%	$170,998
Year Ended 12/31/2017	$22.72	13.54%	0.91%	0.87%	1.20%	72%	$191,281
Year Ended 12/31/2016	$20.01	14.15%	0.93%	0.90%	1.25%	57%	$162,796
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$32.28	18.63%	1.13%(c)	1.06%(c)	0.44%(c)	19%	$42,921
Year Ended 12/31/2020	$27.21	7.25%	1.13%	1.06%	0.78%	40%	$34,497
Year Ended 12/31/2019	$25.37	31.25%	1.13%	1.07%	0.97%	31%	$34,239
Year Ended 12/31/2018	$19.33	(13.51%)	1.14%	1.10%	0.62%	98%	$25,687
Year Ended 12/31/2017	$22.35	13.28%	1.16%	1.12%	0.97%	72%	$28,989
Year Ended 12/31/2016	$19.73	13.85%	1.19%	1.16%	0.79%	57%	$22,379
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$32.68	18.66%	1.01%(c)	0.94%(c)	0.56%(c)	19%	$68,381
Year Ended 12/31/2020	$27.54	7.41%	1.01%	0.94%	0.91%	40%	$59,101
Year Ended 12/31/2019	$25.64	31.42%	1.01%	0.95%	1.08%	31%	$68,354
Year Ended 12/31/2018	$19.51	(13.40%)	1.01%	0.97%	0.73%	98%	$61,387
Year Ended 12/31/2017	$22.53	13.39%	1.04%	0.99%	1.05%	72%	$85,853
Year Ended 12/31/2016	$19.87	14.00%	1.07%	1.03%	0.88%	57%	$92,137
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Transactions with affiliates
For the six months ended June 30, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $6,866,882, respectively. The sale transactions resulted in a net realized gain of $1,822,901.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap May 1, 2021 through April 30, 2022	Voluntary expense cap May 1, 2021 through June 30, 2021	Contractual expense cap prior to May 1, 2021
Class 1	0.83	0.81	0.81
Class 2	1.08	1.06	1.06
Class 3	0.955	0.935	0.935
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $62,255,483 and $126,173,956, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
20	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 8. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 96.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	23

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
24	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6479 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Seligman Global Technology Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2006
Shekhar Pramanick
Technology Team Member
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Sanjiv Wadhwani
Technology Team Member
Managed Fund since March 2021
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	22.22	67.82	32.25	21.52
Class 2	05/01/00	22.12	67.42	31.92	21.22
MSCI World Information Technology Index (Net)		13.06	42.73	29.61	19.95
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	9.3
Consumer Discretionary	2.7
Health Care	0.5
Industrials	2.2
Information Technology	85.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2021)
Information Technology
Application Software	9.4
Communications Equipment	5.7
Data Processing & Outsourced Services	5.3
Electronic Equipment & Instruments	1.5
Internet Services & Infrastructure	1.6
IT Consulting & Other Services	0.4
Semiconductor Equipment	15.9
Semiconductors	20.3
Systems Software	12.7
Technology Hardware, Storage & Peripherals	12.5
Total	85.3
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2021)
Brazil	0.9
Canada	0.7
Germany	0.4
Israel	0.4
Japan	1.0
Netherlands	1.4
Sweden	0.7
United States(a)	94.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2021, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,222.20	1,019.89	5.45	4.96	0.99
Class 2	1,000.00	1,000.00	1,221.20	1,018.65	6.83	6.21	1.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Brazil 0.9%
Pagseguro Digital Ltd., Class A(a)	25,487	1,425,233
Canada 0.7%
Shaw Communications Inc	35,900	1,039,988
Germany 0.4%
Vantage Towers AG(a)	18,460	594,504
Israel 0.4%
Cognyte Software Ltd.(a)	9,043	221,553
CyberArk Software Ltd.(a)	3,300	429,891
Total		651,444
Japan 0.9%
Renesas Electronics Corp.(a)	136,400	1,472,078
Netherlands 1.4%
NXP Semiconductors NV	10,500	2,160,060
Sweden 0.7%
Telefonaktiebolaget LM Ericsson, ADR	87,400	1,099,492
United States 93.9%
Activision Blizzard, Inc.	17,687	1,688,047
Advanced Energy Industries, Inc.	21,084	2,376,378
Alphabet, Inc., Class A(a)	2,750	6,714,922
Alphabet, Inc., Class C(a)	1,327	3,325,887
Analog Devices, Inc.	10,334	1,779,101
Apple, Inc.	56,000	7,669,760
Applied Materials, Inc.	42,046	5,987,350
Arista Networks, Inc.(a)	3,724	1,349,242
Bloom Energy Corp., Class A(a)	119,419	3,208,789
Broadcom, Inc.	12,187	5,811,249
Cerence, Inc.(a)	21,134	2,255,209
Cisco Systems, Inc.	10,300	545,900
Comcast Corp., Class A	6,300	359,226
Confluent, Inc., Class A(a)	915	43,463
Cornerstone OnDemand, Inc.(a)	13,550	698,909
Dell Technologies, Inc.(a)	21,608	2,153,669
Doximity, Inc., Class A(a)	2,054	119,543
Dropbox, Inc., Class A(a)	119,282	3,615,437
DXC Technology Co.(a)	15,600	607,464
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.	58,245	4,089,381
Eiger BioPharmaceuticals, Inc.(a)	68,900	587,028
F5 Networks, Inc.(a)	10,100	1,885,266
Fidelity National Information Services, Inc.	9,300	1,317,531
First Advantage Corp.(a)	11,217	223,330
Fiserv, Inc.(a)	11,794	1,260,661
Fortinet, Inc.(a)	11,478	2,733,945
GoDaddy, Inc., Class A(a)	26,208	2,279,048
HP, Inc.	72,952	2,202,421
Intapp, Inc.(a)	13,201	369,628
Intel Corp.	20,822	1,168,947
Lam Research Corp.	17,620	11,465,334
Legalzoom.com, Inc.(a)	2,811	106,396
Lumentum Holdings, Inc.(a)	17,075	1,400,662
Marqeta, Inc., Class A(a)	11,796	331,114
Marvell Technology, Inc.	79,921	4,661,792
Maxim Integrated Products, Inc.	18,110	1,908,070
McAfee Corp., Class A	39,819	1,115,728
Micron Technology, Inc.(a)	40,263	3,421,550
Microsoft Corp.	19,300	5,228,370
NetApp, Inc.	43,200	3,534,624
NortonLifeLock, Inc.	94,445	2,570,793
Oracle Corp.	21,000	1,634,640
Palo Alto Networks, Inc.(a)	6,565	2,435,943
Plantronics, Inc.(a)	57,105	2,382,992
Qorvo, Inc.(a)	5,375	1,051,619
Rambus, Inc.(a)	29,200	692,332
SailPoint Technologies Holdings, Inc.(a)	9,224	471,070
Salesforce.com, Inc.(a)	5,805	1,417,987
Sciplay Corp., Class A(a)	24,678	418,292
SentinelOne, Inc., Class A(a)	10,025	426,063
SMART Global Holdings, Inc.(a)	20,485	976,725
Synaptics, Inc.(a)	37,949	5,904,105
Synopsys, Inc.(a)	17,934	4,946,018
TaskUS, Inc., Class A(a)	4,242	145,246
Tenable Holdings, Inc.(a)	4,145	171,396
Teradyne, Inc.	51,843	6,944,888
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
T-Mobile USA, Inc.(a)	1,200	173,796
Verint Systems, Inc.(a)	9,643	434,610
Visa, Inc., Class A	15,675	3,665,128
Western Digital Corp.(a)	50,228	3,574,727
Xperi Holding Corp.	97,715	2,173,182
Zendesk, Inc.(a)	2,800	404,152
Total		144,616,075
Total Common Stocks (Cost $85,981,583)		153,058,874

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	1,850,001	1,849,816
Total Money Market Funds (Cost $1,849,816)		1,849,816
Total Investments in Securities (Cost $87,831,399)		154,908,690
Other Assets & Liabilities, Net		(837,278)
Net Assets		$154,071,412

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	1,029,028	16,793,513	(15,972,725)	—	1,849,816	—	505	1,850,001
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	1,425,233	—	—	1,425,233
Canada	1,039,988	—	—	1,039,988
Germany	—	594,504	—	594,504
Israel	651,444	—	—	651,444
Japan	—	1,472,078	—	1,472,078
Netherlands	2,160,060	—	—	2,160,060
Sweden	1,099,492	—	—	1,099,492
United States	144,616,075	—	—	144,616,075
Total Common Stocks	150,992,292	2,066,582	—	153,058,874
Money Market Funds	1,849,816	—	—	1,849,816
Total Investments in Securities	152,842,108	2,066,582	—	154,908,690
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $85,981,583)	$153,058,874
Affiliated issuers (cost $1,849,816)	1,849,816
Receivable for:
Investments sold	90,996
Capital shares sold	57,447
Dividends	46,493
Foreign tax reclaims	2,678
Expense reimbursement due from Investment Manager	734
Prepaid expenses	9,688
Total assets	155,116,726
Liabilities
Payable for:
Investments purchased	870,377
Capital shares purchased	27,620
Management services fees	3,875
Distribution and/or service fees	630
Service fees	67,104
Compensation of board members	45,900
Compensation of chief compliance officer	12
Other expenses	29,796
Total liabilities	1,045,314
Net assets applicable to outstanding capital stock	$154,071,412
Represented by
Paid in capital	57,103,336
Total distributable earnings (loss)	96,968,076
Total - representing net assets applicable to outstanding capital stock	$154,071,412
Class 1
Net assets	$62,385,392
Shares outstanding	1,617,698
Net asset value per share	$38.56
Class 2
Net assets	$91,686,020
Shares outstanding	2,657,116
Net asset value per share	$34.51
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	9

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$786,001
Dividends — affiliated issuers	505
Foreign taxes withheld	(5,312)
Total income	781,194
Expenses:
Management services fees	669,250
Distribution and/or service fees
Class 2	105,308
Service fees	132,858
Compensation of board members	14,716
Custodian fees	8,323
Printing and postage fees	5,957
Audit fees	15,008
Legal fees	6,486
Interest on interfund lending	96
Compensation of chief compliance officer	14
Other	7,595
Total expenses	965,611
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,246)
Total net expenses	832,365
Net investment loss	(51,171)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,327,000
Foreign currency translations	5,468
Options purchased	39,471
Options contracts written	34,994
Net realized gain	13,406,933
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,518,437
Foreign currency translations	27
Options purchased	(2,897)
Options contracts written	(41,912)
Net change in unrealized appreciation (depreciation)	15,473,655
Net realized and unrealized gain	28,880,588
Net increase in net assets resulting from operations	$28,829,417
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$(51,171)	$498,646
Net realized gain	13,406,933	16,357,859
Net change in unrealized appreciation (depreciation)	15,473,655	25,161,155
Net increase in net assets resulting from operations	28,829,417	42,017,660
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(3,579,293)
Class 2	—	(4,986,844)
Total distributions to shareholders	—	(8,566,137)
Increase (decrease) in net assets from capital stock activity	(10,535,782)	738,269
Total increase in net assets	18,293,635	34,189,792
Net assets at beginning of period	135,777,777	101,587,985
Net assets at end of period	$154,071,412	$135,777,777

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	470	16,404	14,117	319,910
Distributions reinvested	—	—	148,396	3,579,292
Redemptions	(240,738)	(8,405,274)	(212,068)	(4,942,112)
Net decrease	(240,268)	(8,388,870)	(49,555)	(1,042,910)
Class 2
Subscriptions	363,889	11,532,964	824,508	17,942,880
Distributions reinvested	—	—	230,552	4,986,844
Redemptions	(437,273)	(13,679,876)	(1,024,118)	(21,148,545)
Net increase (decrease)	(73,384)	(2,146,912)	30,942	1,781,179
Total net increase (decrease)	(313,652)	(10,535,782)	(18,613)	738,269
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$31.55	0.01	7.00	7.01	—	—
Year Ended 12/31/2020	$23.36	0.15	10.03	10.18	(1.99)	(1.99)
Year Ended 12/31/2019	$17.78	0.02	9.00	9.02	(3.44)	(3.44)
Year Ended 12/31/2018	$21.56	0.01	(1.47)	(1.46)	(2.32)	(2.32)
Year Ended 12/31/2017	$21.67	(0.03)	6.79	6.76	(6.87)	(6.87)
Year Ended 12/31/2016	$27.97	(0.04)	3.55	3.51	(9.81)	(9.81)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$28.26	(0.03)	6.28	6.25	—	—
Year Ended 12/31/2020	$21.12	0.08	9.00	9.08	(1.94)	(1.94)
Year Ended 12/31/2019	$16.33	(0.03)	8.20	8.17	(3.38)	(3.38)
Year Ended 12/31/2018	$19.99	(0.04)	(1.35)	(1.39)	(2.27)	(2.27)
Year Ended 12/31/2017	$20.50	(0.08)	6.38	6.30	(6.81)	(6.81)
Year Ended 12/31/2016	$26.98	(0.12)	3.38	3.26	(9.74)	(9.74)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$38.56	22.22%	1.17%(c),(d)	0.99%(c),(d)	0.05%(c)	16%	$62,385
Year Ended 12/31/2020	$31.55	46.18%	1.19%(d),(e)	0.98%(d),(e)	0.62%	46%	$58,611
Year Ended 12/31/2019	$23.36	55.31%	1.18%(d)	0.97%(d)	0.09%	56%	$44,565
Year Ended 12/31/2018	$17.78	(8.15%)	1.09%(d),(e)	1.03%(d),(e)	0.05%	44%	$32,129
Year Ended 12/31/2017	$21.56	35.21%	1.15%(e)	1.02%(e)	(0.16%)	60%	$38,879
Year Ended 12/31/2016	$21.67	19.35%	1.26%	0.98%	(0.17%)	62%	$31,083
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$34.51	22.12%	1.42%(c),(d)	1.24%(c),(d)	(0.16%)(c)	16%	$91,686
Year Ended 12/31/2020	$28.26	45.80%	1.44%(d),(e)	1.23%(d),(e)	0.37%	46%	$77,167
Year Ended 12/31/2019	$21.12	54.97%	1.43%(d)	1.21%(d)	(0.15%)	56%	$57,023
Year Ended 12/31/2018	$16.33	(8.45%)	1.33%(d),(e)	1.28%(d),(e)	(0.22%)	44%	$33,975
Year Ended 12/31/2017	$19.99	34.92%	1.40%(e)	1.27%(e)	(0.39%)	60%	$46,688
Year Ended 12/31/2016	$20.50	19.01%	1.47%	1.23%	(0.49%)	62%	$27,838
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	13

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments, to protect gains, to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
16	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	34,994	39,471	74,465

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	(41,912)	(2,897)	(44,809)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average value ($)
Options contracts — purchased	3,824*
Options contracts — written	(3,167)**

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2021.
**	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
18	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.915% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.18% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.99%
Class 2	1.24
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
87,831,000	67,432,000	(354,000)	67,078,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
20	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,638,726 and $33,033,217, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,700,000	0.68	3
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
22	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2021, two unaffiliated shareholders of record owned 77.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	23

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
24	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
26	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2021	27

Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
SL-9952 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Limited Duration Credit Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2010
Royce D. Wilson, CFA
Portfolio Manager
Managed Fund since 2012
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	0.10	2.74	3.41	2.71
Class 2	05/07/10	0.00	2.41	3.16	2.45
Bloomberg Barclays U.S. 1-5 Year Corporate Index		0.10	2.17	3.11	3.01
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Corporate Bonds & Notes	84.5
Money Market Funds	9.3
U.S. Treasury Obligations	6.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2021)
AAA rating	6.9
AA rating	3.9
A rating	31.0
BBB rating	49.0
BB rating	9.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,001.00	1,022.36	2.43	2.46	0.49
Class 2	1,000.00	1,000.00	1,000.00	1,021.12	3.67	3.71	0.74
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 84.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Boeing Co. (The)
02/01/2026	2.750%	7,375,000	7,697,718
02/04/2026	2.196%	8,446,000	8,525,817
Raytheon Technologies Corp.
03/15/2022	2.800%	4,480,000	4,550,202
United Technologies Corp.
11/16/2028	4.125%	3,870,000	4,457,372
Total			25,231,109
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	2,505,000	2,637,985
Banking 19.1%
Bank of America Corp.(a)
02/13/2026	2.015%	10,660,000	10,990,480
07/22/2027	1.734%	13,130,000	13,238,469
Citigroup, Inc.(a)
04/08/2026	3.106%	8,060,000	8,622,885
06/09/2027	1.462%	18,020,000	17,942,503
Goldman Sachs Group, Inc. (The)(a)
09/29/2025	3.272%	12,400,000	13,262,799
03/09/2027	1.431%	9,323,000	9,295,600
HSBC Holdings PLC(a)
05/24/2025	0.976%	3,998,000	3,995,842
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	25,510,000	26,339,714
Morgan Stanley(a)
01/25/2024	0.529%	6,798,000	6,795,814
07/22/2025	2.720%	12,530,000	13,191,487
05/04/2027	1.593%	5,316,000	5,352,630
Toronto-Dominion Bank (The)
06/02/2023	0.300%	9,015,000	9,011,325
Truist Financial Corp.(a)
03/02/2027	1.267%	4,307,000	4,303,154
Wells Fargo & Co.(a)
04/30/2026	2.188%	8,270,000	8,585,800
06/17/2027	3.196%	12,275,000	13,259,551
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,135,410
Total			170,323,463
Cable and Satellite 3.4%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	7,725,000	7,996,366
02/15/2028	3.750%	6,000,000	6,622,649
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(b)
09/16/2024	3.750%	14,515,000	15,863,210
Total			30,482,225
Construction Machinery 1.5%
Caterpillar Financial Services Corp.
05/17/2024	0.450%	7,158,000	7,141,099
United Rentals North America, Inc.
11/15/2027	3.875%	6,255,000	6,581,712
Total			13,722,811
Diversified Manufacturing 2.0%
Carrier Global Corp.
02/15/2025	2.242%	6,785,000	7,058,986
Honeywell International, Inc.
08/19/2022	0.483%	5,195,000	5,196,212
Siemens Financieringsmaatschappij NV(b)
03/11/2024	0.650%	5,357,000	5,362,102
Total			17,617,300
Electric 14.7%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	11,273,043
American Electric Power Co., Inc.
12/01/2021	3.650%	1,936,000	1,962,946
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,660,000	5,922,991
06/01/2026	1.450%	4,245,000	4,251,771
CMS Energy Corp.
03/01/2024	3.875%	2,130,000	2,283,339
11/15/2025	3.600%	8,736,000	9,532,276
Dominion Energy, Inc.
03/15/2025	3.300%	1,000,000	1,083,096
DTE Energy Co.
06/01/2024	3.500%	2,876,000	3,073,354
Edison International
11/15/2024	3.550%	2,150,000	2,290,099
Emera U.S. Finance LP
06/15/2026	3.550%	10,950,000	11,974,758
Emera US Finance LP(b)
06/15/2024	0.833%	2,962,000	2,950,469
Entergy Corp.
09/15/2025	0.900%	2,615,000	2,583,800
Eversource Energy
10/01/2024	2.900%	9,315,000	9,866,600
08/15/2025	0.800%	3,740,000	3,691,266
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Power Co.
07/30/2023	2.100%	12,915,000	13,339,869
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	6,061,000	6,081,997
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	4,975,000	5,246,261
NRG Energy, Inc.(b)
12/02/2027	2.450%	6,537,000	6,581,325
Pacific Gas and Electric Co.
07/01/2025	3.450%	4,185,000	4,385,617
06/15/2028	3.000%	4,535,000	4,555,268
Pinnacle West Capital Corp.
06/15/2025	1.300%	4,555,000	4,588,794
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	8,015,000	8,054,553
WEC Energy Group, Inc.
09/15/2023	0.550%	2,990,000	2,991,211
06/15/2025	3.550%	2,538,000	2,766,906
Total			131,331,609
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,165,000	5,306,185
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	12,640,000	13,790,158
Food and Beverage 6.1%
Bacardi Ltd.(b)
05/15/2028	4.700%	14,406,000	16,730,647
Kraft Heinz Foods Co.
06/01/2026	3.000%	8,845,000	9,422,593
Molson Coors Brewing Co.
07/15/2021	2.100%	4,721,000	4,722,571
Mondelez International Holdings Netherlands BV(b)
10/28/2021	2.000%	12,899,000	12,953,917
Mondelez International, Inc.
07/01/2022	0.625%	10,815,000	10,850,463
Total			54,680,191
Health Care 3.2%
Becton Dickinson and Co.
06/06/2022	2.894%	3,897,000	3,982,030
06/06/2024	3.363%	6,910,000	7,402,882
Cigna Corp.
10/15/2028	4.375%	3,820,000	4,446,233
CVS Health Corp.
03/25/2028	4.300%	3,853,000	4,426,340
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	7,755,000	8,747,141
Total			29,004,626
Healthcare Insurance 1.5%
Centene Corp.
12/15/2027	4.250%	4,407,000	4,649,068
Centene Corp.(c)
07/15/2028	2.450%	8,985,000	9,103,264
Total			13,752,332
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,165,000	4,283,657
Integrated Energy 0.6%
Cenovus Energy, Inc.
07/15/2025	5.375%	2,390,000	2,734,283
04/15/2027	4.250%	2,385,000	2,666,876
Total			5,401,159
Life Insurance 8.1%
Five Corners Funding Trust(b)
11/15/2023	4.419%	11,807,000	12,863,523
MassMutual Global Funding II(b)
07/01/2022	2.250%	3,557,000	3,629,366
Metropolitan Life Global Funding I(b)
06/08/2023	0.900%	4,805,000	4,851,237
Pacific Life Global Funding II(b)
06/24/2025	1.200%	6,250,000	6,273,413
04/14/2026	1.375%	10,600,000	10,631,034
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	16,697,000	18,266,679
Principal Life Global Funding II(b)
11/21/2024	2.250%	14,820,000	15,456,281
Total			71,971,533
Media and Entertainment 2.0%
Netflix, Inc.(b)
06/15/2025	3.625%	8,180,000	8,807,826
Walt Disney Co. (The)
09/01/2022	1.650%	8,600,000	8,734,493
Total			17,542,319
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,005,000	6,553,896

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 2.4%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,955,000	3,305,534
Energy Transfer Partners LP
01/15/2026	4.750%	1,910,000	2,150,153
MPLX LP
12/01/2027	4.250%	1,970,000	2,229,265
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	8,445,000	9,487,687
Western Gas Partners LP
07/01/2026	4.650%	3,764,000	4,036,977
Total			21,209,616
Natural Gas 1.4%
NiSource Finance Corp.
05/15/2027	3.490%	11,073,000	12,181,826
Packaging 1.3%
Berry Global, Inc.(b)
01/15/2026	1.570%	6,674,000	6,682,603
Berry Global. Inc.(b)
02/15/2024	0.950%	5,345,000	5,356,025
Total			12,038,628
Pharmaceuticals 3.4%
AbbVie, Inc.
11/14/2023	3.750%	4,300,000	4,614,225
03/15/2025	3.800%	11,940,000	13,058,086
Amgen, Inc.
05/11/2022	2.650%	5,655,000	5,760,073
AstraZeneca Finance LLC
05/28/2026	1.200%	7,181,000	7,156,009
Total			30,588,393
Supermarkets 0.2%
Kroger Co. (The)
11/01/2021	2.950%	1,805,000	1,817,030
Technology 2.7%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,731,237
Microchip Technology, Inc.
09/01/2023	2.670%	2,140,000	2,228,478
Microchip Technology, Inc.(b)
02/15/2024	0.972%	6,364,000	6,362,794
09/01/2024	0.983%	3,237,000	3,222,830
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	1,900,000	2,003,167
Oracle Corp.
03/25/2026	1.650%	6,437,000	6,526,254
VeriSign, Inc.
04/01/2025	5.250%	1,935,000	2,197,123
Total			24,271,883
Wireless 3.2%
Crown Castle International Corp.
09/01/2024	3.200%	5,840,000	6,241,741
T-Mobile USA, Inc.
04/15/2025	3.500%	8,385,000	9,093,256
02/15/2026	2.250%	7,399,000	7,463,515
T-Mobile USA, Inc.(b)
02/15/2026	2.250%	5,799,000	5,849,500
Total			28,648,012
Wirelines 1.6%
AT&T, Inc.
03/25/2026	1.700%	13,760,000	13,907,836
Total Corporate Bonds & Notes (Cost $745,562,248)			758,295,782

U.S. Treasury Obligations 6.3%

U.S. Treasury
10/31/2022	0.125%	7,150,000	7,147,766
11/15/2023	0.250%	7,000,000	6,989,062
12/15/2023	0.125%	12,000,000	11,937,188
05/15/2024	0.250%	8,935,000	8,887,533
06/15/2024	0.250%	9,000,000	8,945,859
10/31/2025	0.250%	12,325,000	12,050,576
Total U.S. Treasury Obligations (Cost $56,224,427)			55,957,984

Money Market Funds 9.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(d),(e)	83,404,798	83,396,457
Total Money Market Funds (Cost $83,396,457)		83,396,457
Total Investments in Securities (Cost: $885,183,132)		897,650,223
Other Assets & Liabilities, Net		(3,693,074)
Net Assets		893,957,149

At June 30, 2021, securities and/or cash totaling $1,516,852 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	845	09/2021	USD	186,170,664	—	(276,650)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(446)	09/2021	USD	(59,095,000)	—	(391,471)
U.S. Treasury 5-Year Note	(286)	09/2021	USD	(35,300,891)	104,658	—
U.S. Ultra Bond 10-Year Note	(15)	09/2021	USD	(2,208,047)	—	(42,807)
Total					104,658	(434,278)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $184,555,928, which represents 20.64% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	48,202,884	365,964,734	(330,771,161)	—	83,396,457	—	17,664	83,404,798
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	758,295,782	—	758,295,782
U.S. Treasury Obligations	55,957,984	—	—	55,957,984
Money Market Funds	83,396,457	—	—	83,396,457
Total Investments in Securities	139,354,441	758,295,782	—	897,650,223
Investments in Derivatives
Asset
Futures Contracts	104,658	—	—	104,658
Liability
Futures Contracts	(710,928)	—	—	(710,928)
Total	138,748,171	758,295,782	—	897,043,953
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $801,786,675)	$814,253,766
Affiliated issuers (cost $83,396,457)	83,396,457
Margin deposits on:
Futures contracts	1,516,852
Receivable for:
Investments sold	3,215,029
Capital shares sold	15,508
Dividends	2,911
Interest	4,457,016
Foreign tax reclaims	10,895
Variation margin for futures contracts	22,054
Expense reimbursement due from Investment Manager	406
Prepaid expenses	15,900
Total assets	906,906,794
Liabilities
Payable for:
Investments purchased	3,510,883
Investments purchased on a delayed delivery basis	8,985,000
Capital shares purchased	127,028
Variation margin for futures contracts	141,562
Management services fees	11,701
Distribution and/or service fees	617
Service fees	5,964
Compensation of board members	142,060
Compensation of chief compliance officer	91
Other expenses	24,739
Total liabilities	12,949,645
Net assets applicable to outstanding capital stock	$893,957,149
Represented by
Paid in capital	867,376,286
Total distributable earnings (loss)	26,580,863
Total - representing net assets applicable to outstanding capital stock	$893,957,149
Class 1
Net assets	$803,806,312
Shares outstanding	79,855,263
Net asset value per share	$10.07
Class 2
Net assets	$90,150,837
Shares outstanding	9,008,541
Net asset value per share	$10.01
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$17,664
Interest	7,074,200
Total income	7,091,864
Expenses:
Management services fees	2,066,244
Distribution and/or service fees
Class 2	109,086
Service fees	28,878
Compensation of board members	33,498
Custodian fees	3,587
Printing and postage fees	9,050
Audit fees	14,628
Legal fees	10,265
Compensation of chief compliance officer	76
Other	2,280
Total expenses	2,277,592
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(71,563)
Total net expenses	2,206,029
Net investment income	4,885,835
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,393,700
Futures contracts	3,247,604
Net realized gain	11,641,304
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(15,162,422)
Futures contracts	(677,393)
Net change in unrealized appreciation (depreciation)	(15,839,815)
Net realized and unrealized loss	(4,198,511)
Net increase in net assets resulting from operations	$687,324
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$4,885,835	$14,003,306
Net realized gain	11,641,304	16,863,637
Net change in unrealized appreciation (depreciation)	(15,839,815)	10,421,896
Net increase in net assets resulting from operations	687,324	41,288,839
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(18,001,043)
Class 2	—	(1,738,011)
Total distributions to shareholders	—	(19,739,054)
Increase (decrease) in net assets from capital stock activity	141,547,500	(9,301,207)
Total increase in net assets	142,234,824	12,248,578
Net assets at beginning of period	751,722,325	739,473,747
Net assets at end of period	$893,957,149	$751,722,325

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	15,326,249	154,124,826	2,661,914	26,255,670
Distributions reinvested	—	—	1,816,452	18,001,043
Redemptions	(1,749,974)	(17,564,205)	(8,299,639)	(81,789,763)
Net increase (decrease)	13,576,275	136,560,621	(3,821,273)	(37,533,050)
Class 2
Subscriptions	1,192,243	11,917,689	3,598,209	35,489,396
Distributions reinvested	—	—	176,090	1,738,011
Redemptions	(694,093)	(6,930,810)	(920,005)	(8,995,564)
Net increase	498,150	4,986,879	2,854,294	28,231,843
Total net increase (decrease)	14,074,425	141,547,500	(966,979)	(9,301,207)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$10.06	0.06	(0.05)	0.01	—	—
Year Ended 12/31/2020	$9.76	0.19	0.38	0.57	(0.27)	(0.27)
Year Ended 12/31/2019	$9.28	0.25	0.46	0.71	(0.23)	(0.23)
Year Ended 12/31/2018	$9.44	0.21	(0.19)	0.02	(0.18)	(0.18)
Year Ended 12/31/2017	$9.47	0.17	0.02	0.19	(0.22)	(0.22)
Year Ended 12/31/2016	$9.34	0.20	0.31	0.51	(0.38)	(0.38)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$10.01	0.04	(0.04)	0.00(d)	—	—
Year Ended 12/31/2020	$9.72	0.16	0.38	0.54	(0.25)	(0.25)
Year Ended 12/31/2019	$9.24	0.22	0.47	0.69	(0.21)	(0.21)
Year Ended 12/31/2018	$9.40	0.19	(0.19)	0.00(d)	(0.16)	(0.16)
Year Ended 12/31/2017	$9.43	0.15	0.02	0.17	(0.20)	(0.20)
Year Ended 12/31/2016	$9.30	0.17	0.32	0.49	(0.36)	(0.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$10.07	0.10%	0.50%(c)	0.49%(c)	1.15%(c)	63%	$803,806
Year Ended 12/31/2020	$10.06	5.90%	0.50%	0.49%	1.92%	92%	$666,530
Year Ended 12/31/2019	$9.76	7.69%	0.50%	0.49%	2.58%	110%	$684,486
Year Ended 12/31/2018	$9.28	0.24%	0.50%	0.50%	2.30%	62%	$707,421
Year Ended 12/31/2017	$9.44	2.05%	0.53%	0.53%	1.79%	104%	$773,190
Year Ended 12/31/2016	$9.47	5.53%	0.55%	0.55%	2.14%	102%	$845,695
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$10.01	0.00%(d)	0.75%(c)	0.74%(c)	0.91%(c)	63%	$90,151
Year Ended 12/31/2020	$10.01	5.57%	0.75%	0.74%	1.63%	92%	$85,193
Year Ended 12/31/2019	$9.72	7.47%	0.75%	0.74%	2.32%	110%	$54,988
Year Ended 12/31/2018	$9.24	(0.02%)	0.75%	0.75%	2.06%	62%	$46,253
Year Ended 12/31/2017	$9.40	1.80%	0.78%	0.78%	1.55%	104%	$40,342
Year Ended 12/31/2016	$9.43	5.28%	0.81%	0.80%	1.85%	102%	$35,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
16	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	104,658*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	710,928*

18	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,247,604

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(677,393)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	167,690,910
Futures contracts — short	110,717,044

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
20	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2021 through April 30, 2022	Prior to May 1, 2021
Class 1	0.48%	0.49%
Class 2	0.73	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
885,183,000	13,445,000	(1,584,000)	11,861,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(9,095,130)	(5,773,473)	(14,868,603)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $612,792,909 and $511,077,906, respectively, for the six months ended June 30, 2021, of which $26,986,412 and $62,238,483, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
22	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
24	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	25

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
26	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
28	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2021	29

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Columbia Variable Portfolio – Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6684 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since October 2020
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	-1.09	9.33	4.52	4.03
Class 2	04/30/12	-1.22	9.06	4.25	3.77
JPMorgan Emerging Markets Bond Index-Global		-1.00	6.82	4.44	4.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2021)
AAA rating	1.1
AA rating	8.6
A rating	7.4
BBB rating	29.6
BB rating	23.4
B rating	19.7
CCC rating	5.4
D rating	0.1
Not rated	4.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2021)
Angola	2.0
Argentina	1.1
Belarus	0.3
Brazil	1.8
Canada	0.4
Chile	0.7
China	1.7
Colombia	5.2
Costa Rica	0.4
Croatia	0.5
Dominican Republic	5.0
Ecuador	1.3
Egypt	4.3
El Salvador	0.3
Country breakdown (%) (at June 30, 2021)
Ghana	1.9
Guatemala	1.0
Hong Kong	0.8
India	0.9
Indonesia	7.9
Isle of Man	0.2
Ivory Coast	1.9
Jersey	1.0
Kazakhstan	2.1
Malaysia	0.5
Mexico	10.6
Morocco	0.6
Netherlands	0.5
Oman	0.4
Pakistan	0.4
Panama	0.8
Paraguay	1.9
Philippines	1.5
Qatar	6.5
Romania	0.5
Russian Federation	3.9
Saudi Arabia	4.1
Singapore	0.3
South Africa	3.0
Sri Lanka	0.3
Turkey	4.1
Ukraine	2.9
United Arab Emirates	3.6
United States(a)	6.9
Venezuela	0.2
Virgin Islands	3.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	989.10	1,021.03	3.75	3.81	0.76
Class 2	1,000.00	1,000.00	987.80	1,019.79	4.98	5.06	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 8.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		535,000	587,237
Millicom International Cellular SA(b)
01/15/2028	5.125%		1,440,000	1,507,319
03/25/2029	6.250%		1,080,000	1,181,096
03/25/2029	6.250%		810,000	885,822
Total				4,161,474
Egypt 0.2%
Egypt Government International Bond(b)
02/16/2061	7.500%		1,249,000	1,171,194
Guatemala 0.4%
Energuate Trust(b)
05/03/2027	5.875%		1,200,000	1,252,383
05/03/2027	5.875%		650,000	678,374
Total				1,930,757
Hong Kong 0.8%
Lenovo Group Ltd.(b)
04/24/2025	5.875%		3,500,000	3,973,702
India 0.4%
Adani Ports & Special Economic Zone Ltd.(b)
08/04/2027	4.200%		1,969,000	2,055,663
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		735,000	763,044
Jersey 1.0%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		2,220,000	2,179,727
09/30/2040	2.940%		2,613,000	2,587,506
Total				4,767,233
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	545,338
Netherlands 0.1%
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	431,123
Pakistan 0.3%
Pakistan Government International Bond(b)
04/08/2031	7.375%		1,371,000	1,410,545
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.7%
SMC Global Power Holdings Corp.(b),(c)
12/31/2049	5.700%	900,000	910,370
12/31/2049	5.950%	2,500,000	2,548,824
Total			3,459,194
Singapore 0.3%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%	1,624,000	1,430,821
Ukraine 0.5%
MHP Lux SA(b)
04/03/2026	6.950%	2,200,000	2,335,006
Virgin Islands 2.7%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%	2,300,000	2,508,573
05/15/2029	6.125%	1,350,000	1,600,062
JGSH Philippines Ltd.(b)
07/09/2030	4.125%	8,300,000	8,926,225
Total			13,034,860
Total Corporate Bonds & Notes (Cost $40,432,863)			41,469,954

Foreign Government Obligations(a),(d) 81.8%

Angola 2.0%
Angolan Government International Bond(b)
11/26/2029	8.000%	1,846,000	1,894,553
11/26/2029	8.000%	1,600,000	1,642,082
05/08/2048	9.375%	5,700,000	5,948,091
Total			9,484,726
Argentina 1.1%
Argentine Republic Government International Bond(c)
07/09/2035	0.125%	15,500,000	4,913,852
07/09/2046	0.125%	720,000	230,702
Total			5,144,554
Belarus 0.3%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	692,247
02/28/2030	6.200%	750,000	652,030
Total			1,344,277
Brazil 1.7%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	210,000	227,078
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazilian Government International Bond
06/12/2030	3.875%		7,500,000	7,566,311
01/07/2041	5.625%		446,000	485,274
Total				8,278,663
Canada 0.4%
MEGlobal Canada ULC(b)
05/18/2025	5.000%		1,600,000	1,793,556
Chile 0.6%
Chile Government International Bond
01/25/2050	3.500%		1,750,000	1,838,146
Corporación Nacional del Cobre de Chile(b)
09/30/2029	3.000%		1,215,000	1,263,791
Total				3,101,937
China 1.7%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		1,300,000	1,430,759
Syngenta Finance NV(b)
04/24/2028	5.182%		5,800,000	6,633,595
Total				8,064,354
Colombia 4.2%
Colombia Government International Bond
01/30/2030	3.000%		9,800,000	9,602,693
04/15/2031	3.125%		8,900,000	8,707,821
04/22/2032	3.250%		2,098,000	2,052,855
Total				20,363,369
Costa Rica 0.4%
Costa Rica Government International Bond(b)
04/04/2044	7.000%		2,000,000	2,064,862
Croatia 0.5%
Croatia Government International Bond(b)
01/26/2024	6.000%		861,000	976,173
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	759,739
10/23/2022	5.875%		600,000	642,033
Total				2,377,945
Dominican Republic 4.9%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,344,690
Dominican Republic International Bond(b)
01/27/2025	5.500%		2,500,000	2,750,029
01/29/2026	6.875%		500,000	580,021
06/05/2026	9.750%	DOP	108,550,000	2,152,572
01/25/2027	5.950%		4,035,000	4,541,702
01/30/2030	4.500%		4,845,000	4,939,978
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
09/23/2032	4.875%		1,650,000	1,704,972
04/30/2044	7.450%		2,286,000	2,754,337
01/27/2045	6.850%		271,000	306,529
01/30/2060	5.875%		1,650,000	1,648,677
Total				23,723,507
Ecuador 1.3%
Ecuador Government International Bond(b),(c)
07/31/2030	0.500%		2,300,000	1,972,900
07/31/2035	0.500%		4,200,000	2,878,556
07/31/2040	0.500%		2,342,250	1,449,715
Total				6,301,171
Egypt 3.0%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	1,580,000	1,880,457
04/11/2031	6.375%	EUR	2,500,000	3,087,381
01/15/2032	7.053%		1,100,000	1,126,883
05/29/2032	7.625%		2,585,000	2,741,610
01/31/2047	8.500%		850,000	886,558
02/21/2048	7.903%		3,100,000	3,068,092
03/01/2049	8.700%		1,550,000	1,637,403
Total				14,428,384
El Salvador 0.3%
El Salvador Government International Bond(b)
01/18/2027	6.375%		1,800,000	1,638,458
Ghana 1.9%
Ghana Government International Bond(b)
02/11/2027	6.375%		905,000	909,524
02/11/2035	7.875%		2,600,000	2,558,144
05/07/2042	8.875%		1,800,000	1,815,170
03/26/2051	8.950%		3,900,000	3,849,906
Total				9,132,744
Guatemala 0.6%
Guatemala Government Bond(b)
06/01/2050	6.125%		2,350,000	2,862,898
India 0.4%
Export-Import Bank of India(b)
01/15/2030	3.250%		1,950,000	1,983,006
Indonesia 7.8%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	2,055,436
10/30/2049	3.700%		3,800,000	3,984,241
Indonesia Government International Bond(b)
01/15/2045	5.125%		3,000,000	3,719,828
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%		1,455,000	1,511,330

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Indonesia Asahan Aluminium Persero(b)
05/15/2030	5.450%		6,000,000	6,988,588
11/15/2048	6.757%		6,250,000	8,101,929
PT Pelabuhan Indonesia II(b)
05/05/2045	5.375%		1,800,000	2,156,757
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%		2,100,000	2,286,868
PT Saka Energi Indonesia(b)
05/05/2024	4.450%		7,150,000	6,702,185
Total				37,507,162
Ivory Coast 1.9%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	322,511
10/17/2031	5.875%	EUR	4,300,000	5,484,836
06/15/2033	6.125%		3,000,000	3,161,875
Total				8,969,222
Kazakhstan 2.0%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	438,826
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		5,550,000	6,341,179
04/24/2030	5.375%		550,000	658,226
04/19/2047	5.750%		1,850,000	2,311,878
Total				9,750,109
Malaysia 0.5%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		2,055,000	2,247,737
Mexico 10.3%
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,818,435
05/31/2029	8.500%	MXN	15,000,000	828,189
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	7,183,693
01/15/2047	4.350%		2,300,000	2,403,430
02/10/2048	4.600%		2,000,000	2,149,328
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	28,610
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	209,311
03/13/2027	6.500%		3,900,000	4,112,679
02/12/2028	5.350%		5,300,000	5,214,311
01/23/2029	6.500%		400,000	410,660
01/23/2030	6.840%		7,500,000	7,729,479
01/28/2031	5.950%		7,645,000	7,418,103
01/23/2045	6.375%		6,700,000	5,764,252
09/21/2047	6.750%		1,500,000	1,323,977
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2050	7.690%	2,029,000	1,952,915
Total			49,547,372
Morocco 0.6%
OCP SA(b)
04/25/2044	6.875%	2,200,000	2,683,714
Netherlands 0.4%
Syngenta Finance NV(b)
04/24/2023	4.441%	1,750,000	1,846,872
Oman 0.4%
Oman Government International Bond(b)
01/25/2031	6.250%	1,846,000	1,983,127
Pakistan 0.1%
Pakistan Government International Bond(b)
09/30/2025	8.250%	529,000	585,453
Panama 0.8%
Panama Government International Bond
03/16/2025	3.750%	950,000	1,033,991
09/29/2032	2.252%	2,800,000	2,687,494
Total			3,721,485
Paraguay 1.8%
Paraguay Government International Bond(b)
04/15/2026	5.000%	4,140,000	4,711,643
08/11/2044	6.100%	2,700,000	3,349,636
03/30/2050	5.400%	675,000	788,696
Total			8,849,975
Philippines 0.7%
Philippine Government International Bond(e)
07/06/2046	3.200%	3,540,000	3,550,846
Qatar 6.4%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%	1,367,000	1,383,395
Qatar Government International Bond(b)
04/23/2028	4.500%	200,000	236,102
03/14/2029	4.000%	7,350,000	8,459,910
04/16/2030	3.750%	8,000,000	9,054,539
04/23/2048	5.103%	2,000,000	2,655,866
03/14/2049	4.817%	3,490,000	4,490,309
04/16/2050	4.400%	600,000	730,490
Qatar Petroleum(b),(e)
07/12/2031	2.250%	3,738,000	3,698,265
Total			30,708,876

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.5%
Romanian Government International Bond(b)
02/14/2051	4.000%		2,480,000	2,603,527
Russian Federation 3.9%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		416,000	431,712
Russian Federal Bond - OFZ
03/12/2031	5.900%	RUB	530,000,000	6,657,113
Russian Foreign Bond - Eurobond(b)
05/27/2026	4.750%		3,000,000	3,407,663
03/21/2029	4.375%		2,200,000	2,476,077
03/28/2035	5.100%		3,400,000	4,038,922
06/23/2047	5.250%		1,200,000	1,506,686
Total				18,518,173
Saudi Arabia 4.0%
KSA Sukuk Ltd.(b)
10/29/2029	2.969%		1,750,000	1,856,733
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%		2,100,000	2,124,433
Saudi Government International Bond(b)
04/17/2049	5.000%		500,000	630,492
01/21/2055	3.750%		5,150,000	5,442,791
01/21/2055	3.750%		4,500,000	4,755,837
02/02/2061	3.450%		4,500,000	4,486,755
Total				19,297,041
South Africa 3.0%
Eskom Holdings SOC Ltd.(b)
02/11/2025	7.125%		3,100,000	3,282,814
08/10/2028	8.450%		2,500,000	2,828,576
Republic of South Africa Government International Bond
09/30/2029	4.850%		1,760,000	1,867,451
09/30/2049	5.750%		6,200,000	6,333,702
Total				14,312,543
Sri Lanka 0.3%
Sri Lanka Government International Bond(b)
05/11/2027	6.200%		1,850,000	1,167,282
03/28/2030	7.550%		450,000	286,569
Total				1,453,851
Turkey 4.1%
Turkey Government International Bond
03/22/2024	5.750%		1,200,000	1,244,557
04/14/2026	4.250%		2,700,000	2,592,408
02/17/2028	5.125%		9,540,000	9,260,080
04/26/2029	7.625%		3,800,000	4,160,073
01/14/2041	6.000%		2,100,000	1,899,105
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/11/2047	5.750%	500,000	426,425
Total			19,582,648
Ukraine 2.3%
Ukraine Government International Bond(b)
09/01/2023	7.750%	700,000	754,317
09/01/2026	7.750%	3,800,000	4,193,399
05/21/2029	6.876%	2,813,000	2,918,164
03/15/2033	7.253%	3,100,000	3,224,416
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%	100,000	100,606
Total			11,190,902
United Arab Emirates 3.5%
Abu Dhabi Government International Bond(b)
09/30/2029	2.500%	1,600,000	1,670,352
04/16/2030	3.125%	1,950,000	2,117,557
09/30/2049	3.125%	3,000,000	3,058,844
04/16/2050	3.875%	490,000	564,826
DP World Crescent Ltd.(b)
09/26/2028	4.848%	1,250,000	1,438,048
DP World PLC(b)
07/02/2037	6.850%	5,900,000	7,993,637
Total			16,843,264
Venezuela 0.2%
Petroleos de Venezuela SA(b),(f)
05/16/2024	0.000%	12,559,928	532,067
Venezuela Government International Bond(b),(f)
10/13/2024	0.000%	4,300,000	444,712
Total			976,779
Virgin Islands 1.0%
Sinopec Group Overseas Development 2017 Ltd.(b)
09/13/2027	3.250%	2,800,000	3,032,642
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2028	4.250%	1,500,000	1,714,686
Total			4,747,328
Total Foreign Government Obligations (Cost $389,918,593)			393,566,417

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Treasury Bills(a) 1.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.0%
Egypt Treasury Bills
11/23/2021	13.100%	EGP	76,600,000	4,637,533
Total Treasury Bills (Cost $4,644,116)				4,637,533

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(g),(h)	32,352,066	32,348,831
Total Money Market Funds (Cost $32,348,831)		32,348,831
Total Investments in Securities (Cost $467,344,403)		472,022,735
Other Assets & Liabilities, Net		8,946,011
Net Assets		$480,968,746
At June 30, 2021, securities and/or cash totaling $223,064 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000,000 MXN	4,408,132 USD	Goldman Sachs International	07/23/2021	—	(44,770)
8,539,655 EUR	10,354,639 USD	UBS	07/23/2021	224,200	—
Total				224,200	(44,770)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	36	09/2021	USD	6,936,750	337,991	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(44)	09/2021	USD	(6,476,938)	—	(113,182)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $301,058,651, which represents 62.59% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2021, the total value of these securities amounted to $976,779, which represents 0.20% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	22,353,312	117,050,813	(107,055,294)	—	32,348,831	—	9,300	32,352,066
Currency Legend
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	41,469,954	—	41,469,954
Foreign Government Obligations	—	393,566,417	—	393,566,417
Treasury Bills	—	4,637,533	—	4,637,533
Money Market Funds	32,348,831	—	—	32,348,831
Total Investments in Securities	32,348,831	439,673,904	—	472,022,735
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	224,200	—	224,200
Futures Contracts	337,991	—	—	337,991
Liability
Forward Foreign Currency Exchange Contracts	—	(44,770)	—	(44,770)
Futures Contracts	(113,182)	—	—	(113,182)
Total	32,573,640	439,853,334	—	472,426,974
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $434,995,572)	$439,673,904
Affiliated issuers (cost $32,348,831)	32,348,831
Foreign currency (cost $4,780,088)	4,776,781
Margin deposits on:
Futures contracts	223,064
Unrealized appreciation on forward foreign currency exchange contracts	224,200
Receivable for:
Investments sold	4,661,967
Capital shares sold	547,600
Dividends	1,234
Interest	5,904,690
Foreign tax reclaims	22,323
Variation margin for futures contracts	40,500
Prepaid expenses	12,272
Total assets	488,437,366
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	44,770
Payable for:
Investments purchased on a delayed delivery basis	7,208,140
Capital shares purchased	52,795
Variation margin for futures contracts	21,312
Foreign capital gains taxes deferred	1
Management services fees	7,838
Distribution and/or service fees	1,699
Service fees	58,211
Compensation of board members	52,402
Compensation of chief compliance officer	47
Other expenses	21,405
Total liabilities	7,468,620
Net assets applicable to outstanding capital stock	$480,968,746
Represented by
Paid in capital	493,354,287
Total distributable earnings (loss)	(12,385,541)
Total - representing net assets applicable to outstanding capital stock	$480,968,746
Class 1
Net assets	$231,338,492
Shares outstanding	23,997,049
Net asset value per share	$9.64
Class 2
Net assets	$249,630,254
Shares outstanding	25,913,852
Net asset value per share	$9.63
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	13

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$9,300
Interest	10,723,264
Interfund lending	27
Foreign taxes withheld	(24,839)
Total income	10,707,752
Expenses:
Management services fees	1,387,987
Distribution and/or service fees
Class 2	299,062
Service fees	267,610
Compensation of board members	17,752
Custodian fees	23,985
Printing and postage fees	6,944
Audit fees	16,514
Legal fees	8,126
Compensation of chief compliance officer	44
Other	27,682
Total expenses	2,055,706
Net investment income	8,652,046
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,729,022
Foreign currency translations	(32,998)
Forward foreign currency exchange contracts	(280,021)
Futures contracts	(702,007)
Net realized gain	1,713,996
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,325,811)
Foreign currency translations	(21,596)
Forward foreign currency exchange contracts	544,887
Futures contracts	333,608
Net change in unrealized appreciation (depreciation)	(15,468,912)
Net realized and unrealized loss	(13,754,916)
Net decrease in net assets resulting from operations	$(5,102,870)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$8,652,046	$15,894,711
Net realized gain (loss)	1,713,996	(5,603,668)
Net change in unrealized appreciation (depreciation)	(15,468,912)	20,779,470
Net increase (decrease) in net assets resulting from operations	(5,102,870)	31,070,513
Distributions to shareholders
Net investment income and net realized gains
Class 1	(5,061,281)	(7,198,846)
Class 2	(5,111,917)	(7,242,728)
Total distributions to shareholders	(10,173,198)	(14,441,574)
Increase in net assets from capital stock activity	17,498,958	141,361,521
Total increase in net assets	2,222,890	157,990,460
Net assets at beginning of period	478,745,856	320,755,396
Net assets at end of period	$480,968,746	$478,745,856

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,920,369	37,811,303	10,938,060	106,832,429
Distributions reinvested	536,144	5,061,281	784,339	7,198,846
Redemptions	(4,292,388)	(41,587,170)	(124,269)	(1,154,927)
Net increase	164,125	1,285,414	11,598,130	112,876,348
Class 2
Subscriptions	1,576,372	15,175,817	4,039,799	37,360,059
Distributions reinvested	541,567	5,111,917	790,959	7,242,728
Redemptions	(420,070)	(4,074,190)	(1,740,341)	(16,117,614)
Net increase	1,697,869	16,213,544	3,090,417	28,485,173
Total net increase	1,861,994	17,498,958	14,688,547	141,361,521
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$9.97	0.19	(0.30)	(0.11)	(0.22)	(0.22)
Year Ended 12/31/2020	$9.62	0.37	0.31	0.68	(0.33)	(0.33)
Year Ended 12/31/2019	$9.01	0.50	0.60	1.10	(0.49)	(0.49)
Year Ended 12/31/2018	$10.15	0.53	(1.23)	(0.70)	(0.44)	(0.44)
Year Ended 12/31/2017	$9.50	0.59	0.52	1.11	(0.46)	(0.46)
Year Ended 12/31/2016	$8.77	0.55	0.43	0.98	(0.25)	(0.25)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$9.96	0.17	(0.30)	(0.13)	(0.20)	(0.20)
Year Ended 12/31/2020	$9.61	0.35	0.31	0.66	(0.31)	(0.31)
Year Ended 12/31/2019	$9.00	0.47	0.61	1.08	(0.47)	(0.47)
Year Ended 12/31/2018	$10.15	0.51	(1.25)	(0.74)	(0.41)	(0.41)
Year Ended 12/31/2017	$9.49	0.57	0.52	1.09	(0.43)	(0.43)
Year Ended 12/31/2016	$8.76	0.53	0.43	0.96	(0.23)	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$9.64	(1.09%)	0.76%(c)	0.76%(c)	3.87%(c)	24%	$231,338
Year Ended 12/31/2020	$9.97	7.43%	0.75%(d)	0.75%(d)	4.01%	114%	$237,553
Year Ended 12/31/2019	$9.62	12.35%	0.76%	0.76%	5.21%	137%	$117,692
Year Ended 12/31/2018	$9.01	(7.04%)	0.76%(d)	0.76%(d)	5.53%	64%	$103,590
Year Ended 12/31/2017	$10.15	11.85%	0.75%	0.75%	5.88%	42%	$110,275
Year Ended 12/31/2016	$9.50	11.34%	0.75%	0.75%	5.92%	26%	$98,824
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$9.63	(1.22%)	1.01%(c)	1.01%(c)	3.62%(c)	24%	$249,630
Year Ended 12/31/2020	$9.96	7.16%	1.00%(d)	1.00%(d)	3.76%	114%	$241,193
Year Ended 12/31/2019	$9.61	12.09%	1.01%	1.01%	4.94%	137%	$203,064
Year Ended 12/31/2018	$9.00	(7.38%)	1.02%(d)	1.02%(d)	5.32%	64%	$121,570
Year Ended 12/31/2017	$10.15	11.69%	1.01%	1.01%	5.70%	42%	$94,637
Year Ended 12/31/2016	$9.49	11.07%	1.01%	1.01%	5.63%	26%	$40,731
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	17

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
20	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	224,200
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	337,991*
Total		562,191

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	44,770
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	113,182*
Total		157,952

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(280,021)	—	(280,021)
Interest rate risk	—	(702,007)	(702,007)
Total	(280,021)	(702,007)	(982,028)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	544,887	—	544,887
Interest rate risk	—	333,608	333,608
Total	544,887	333,608	878,495
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,730,313
Futures contracts — short	6,399,594

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	202,704	(66,210)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
22	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:
	Goldman Sachs ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	224,200	224,200
Liabilities
Forward foreign currency exchange contracts	44,770	-	44,770
Total financial and derivative net assets	(44,770)	224,200	179,430
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	(44,770)	224,200	179,430

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
24	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.12% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2021 through April 30, 2022	Prior to May 1, 2021
Class 1	0.80%	0.83%
Class 2	1.05	1.08
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
467,344,000	17,851,000	(12,768,000)	5,083,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(5,226,491)	(13,985,079)	(19,211,570)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $106,306,454 and $103,049,995, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	350,000	0.69	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
28	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2021, one unaffiliated shareholder of record owned 47.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 41.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	31

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
32	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6537 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Balanced Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Balanced Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks maximum total investment return through a combination of capital growth and current income.
Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 2011
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	9.94	28.13	12.21	10.78
Class 2*	06/25/14	9.86	27.88	11.94	10.54
Class 3	04/30/86	9.91	28.00	12.04	10.66
Blended Benchmark		8.28	23.02	11.89	10.39
S&P 500 Index		15.25	40.79	17.65	14.84
Bloomberg Barclays U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Asset-Backed Securities — Non-Agency	5.7
Commercial Mortgage-Backed Securities - Non-Agency	4.8
Common Stocks	60.7
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	6.0
Exchange-Traded Equity Funds	0.9
Foreign Government Obligations	0.0(a)
Money Market Funds	5.5
Residential Mortgage-Backed Securities - Agency	5.4
Residential Mortgage-Backed Securities - Non-Agency	10.7
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	13.1
Consumer Discretionary	10.8
Consumer Staples	4.0
Energy	3.0
Financials	11.7
Health Care	10.7
Industrials	9.3
Information Technology	29.7
Materials	4.9
Real Estate	1.6
Utilities	1.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,099.40	1,021.03	3.96	3.81	0.76
Class 2	1,000.00	1,000.00	1,098.60	1,019.79	5.26	5.06	1.01
Class 3	1,000.00	1,000.00	1,099.10	1,020.43	4.58	4.41	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,943,019
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,300,000	1,301,199
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	598,982
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	1.817%	1,925,000	1,925,755
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.338%	900,000	895,666
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.634%	550,000	546,234
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	44,654	44,688
Series 2019-B Class B
10/15/2026	3.150%	1,174,735	1,180,857
Series 2020-REV1 Class A
05/15/2029	2.170%	3,300,000	3,304,956
Series 2020-REV1 Class B
05/15/2029	2.680%	530,000	532,642
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	323,966
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.884%	3,450,000	3,450,176
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	1.211%	1,025,000	1,024,992
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.328%	1,850,000	1,850,660
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.638%	3,425,000	3,416,040
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	272,239
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	950,000	970,183
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,242,290	1,240,677
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	781,166	787,261
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	1,000,000	1,009,168
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	175,000	175,058
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	225,000	234,116
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.204%	1,300,000	1,298,764
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.154%	2,100,000	2,100,435
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.734%	950,000	950,025
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,654,865
Series 2020-2A Class D
03/16/2026	4.730%	125,000	134,681
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,440,577
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	991,056
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,462,747
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	1,129,559
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	374,895
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	608,529
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,125,000	1,116,678
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	459,600	474,600
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	792,842
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	100,000	101,210
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,541,063
GoldentTree Loan Management US CLO 1 Ltd.(a),(b),(c)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.400%	1,425,000	1,425,000
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	318,630	335,049
Series 2019-AA Class A
07/25/2033	2.340%	758,832	781,299
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.638%	4,075,000	4,075,306
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.292%	475,000	474,998
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.984%	3,600,000	3,602,592
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.284%	2,150,000	2,150,086
Marlette Funding Trust(a)
Series 2019-1A Class A
04/16/2029	3.440%	27,342	27,394
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,745,144
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	735,215
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	152,386	154,586
Series 2017-1A Class A
12/20/2034	2.420%	692,958	707,637
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	1,800,000	1,799,853
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.838%	3,525,000	3,525,085
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	229,074	231,582
Series 2020-1A Class A
02/20/2025	1.710%	2,448,549	2,471,756
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 10/22/2032	1.514%	1,375,000	1,376,863
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.378%	650,000	650,292
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	94,047	94,189
Series 2019-3A Class B
07/15/2025	3.590%	542,012	543,083
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	1.634%	1,900,000	1,900,034

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	198,297
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	173,248
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	945,975
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	3,025,000	3,060,429
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,321,258
Series 2020-1A Class C
08/21/2028	2.600%	800,000	790,439
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	154,330	155,060
Series 2018-2A Class A
06/20/2035	3.500%	241,468	249,484
Series 2018-3A Class A
09/20/2035	3.690%	165,117	171,269
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	332,838	337,147
Series 2019-1 Class B
02/25/2028	3.450%	670,033	673,709
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	1,075,000	1,102,505
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	128,050	128,236
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	321,840	325,449
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	332,625	334,474
Series 2020-2 Class A
11/20/2030	2.309%	944,936	945,485
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	425,000	424,948
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	381,173	399,990
Total Asset-Backed Securities — Non-Agency (Cost $84,045,191)			84,745,505

Commercial Mortgage-Backed Securities - Non-Agency 5.1%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	1,275,000	1,397,226
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,148,880	1,213,638
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,272,967	1,344,386
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,174,090	1,234,544
Series 2015-SFR2 Class A
10/17/2052	3.732%	698,449	743,553
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	510,354
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.523%	2,625,000	2,612,441
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.323%	1,150,000	1,142,386
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.573%	625,000	616,543
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,403,776
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.323%	2,375,000	2,376,491
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.173%	1,032,500	1,032,823

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.323%	1,041,055	1,042,033
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.660%	699,000	697,253
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.960%	622,000	621,510
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.098%	1,900,000	1,891,694
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.373%	1,144,367	1,144,367
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.754%	475,000	469,381
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	534,139
Extended Stay America Trust(a),(b),(c)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.925%	300,000	302,249
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	3.775%	300,000	302,249
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	675,000	681,568
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,961,786
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	684,546
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	0.973%	690,569	690,502
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,079,145	1,065,143
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.773%	1,893,856	1,895,610
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.073%	2,442,759	2,442,758
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.173%	3,089,020	3,095,188
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	602,926
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	248,357
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.323%	500,000	499,850
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	1.473%	700,000	702,669
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	1,025,000	1,091,698
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,447,953
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	800,000	859,380
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	1,800,000	1,943,910
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	978,595
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,170,518

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.273%	1,100,000	1,110,996
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.823%	425,000	429,779
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,693,666	3,716,069
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	668,659
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	760,141
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,139,306
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,890,703
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	329,162
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	684,546
Series 2020-SFR2 Class A
06/17/2037	2.078%	425,000	433,705
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	1,018,473
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	100,000	103,102
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	125,000	129,675
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	1,100,000	1,166,001
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	3.001%	475,000	476,785
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	658,531
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,068,615
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,458,309
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,148,931	1,212,482
Series 2017-C39 Class A1
09/15/2050	1.975%	370,569	372,529
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.163%	500,000	485,001
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.300%	750,000	751,875
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.600%	625,000	626,563
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,505,488	1,537,278
Series 2012-C9 Class ASB
11/15/2045	2.445%	226,853	228,503
Series 2013-C15 Class A3
08/15/2046	3.881%	723,110	759,092
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $70,600,668)			70,911,873

Common Stocks 63.9%
Issuer	Shares	Value ($)
Communication Services 8.4%
Entertainment 1.4%
Activision Blizzard, Inc.	99,536	9,499,716
Walt Disney Co. (The)(e)	60,883	10,701,405
Total		20,201,121
Interactive Media & Services 4.8%
Alphabet, Inc., Class A(e)	8,045	19,644,201
Alphabet, Inc., Class C(e)	9,330	23,383,966
Facebook, Inc., Class A(e)	68,378	23,775,714
Total		66,803,881
Media 1.3%
Comcast Corp., Class A	314,094	17,909,640

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.(e)	87,822	12,719,260
Total Communication Services		117,633,902
Consumer Discretionary 6.9%
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	20,360	2,972,357
McDonald’s Corp.	42,773	9,880,135
Total		12,852,492
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.(e)	11,858	40,793,417
eBay, Inc.	205,978	14,461,716
Total		55,255,133
Multiline Retail 0.1%
Dollar Tree, Inc.(e)	18,433	1,834,083
Specialty Retail 1.2%
Lowe’s Companies, Inc.	70,722	13,717,946
Ulta Beauty, Inc.(e)	8,137	2,813,531
Total		16,531,477
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.(e)	192,684	8,377,900
Under Armour, Inc., Class A(e)	103,759	2,194,503
Total		10,572,403
Total Consumer Discretionary		97,045,588
Consumer Staples 2.5%
Food & Staples Retailing 0.8%
Sysco Corp.	154,968	12,048,762
Food Products 0.7%
Mondelez International, Inc., Class A	153,284	9,571,053
Tobacco 1.0%
Philip Morris International, Inc.	137,341	13,611,867
Total Consumer Staples		35,231,682
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Canadian Natural Resources Ltd.	195,702	7,100,069
Chevron Corp.	107,326	11,241,325
EOG Resources, Inc.	103,742	8,656,232
Total		26,997,626
Total Energy		26,997,626
Financials 7.5%
Banks 2.4%
Bank of America Corp.	371,182	15,303,834
Citigroup, Inc.	95,056	6,725,212
JPMorgan Chase & Co.	76,475	11,894,921
Total		33,923,967
Capital Markets 2.2%
BlackRock, Inc.	13,497	11,809,470
Morgan Stanley	124,213	11,389,090
State Street Corp.	81,389	6,696,687
Total		29,895,247
Consumer Finance 1.0%
American Express Co.	85,312	14,096,102
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B(e)	66,463	18,471,397
Insurance 0.6%
Aon PLC, Class A	36,645	8,749,360
Total Financials		105,136,073
Health Care 6.9%
Biotechnology 1.0%
BioMarin Pharmaceutical, Inc.(e)	66,775	5,571,706
Vertex Pharmaceuticals, Inc.(e)	40,462	8,158,353
Total		13,730,059
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	101,517	11,768,866
Baxter International, Inc.	33,234	2,675,337
Dentsply Sirona, Inc.	105,700	6,686,582
Medtronic PLC	102,737	12,752,744
Stryker Corp.	10,624	2,759,371
Total		36,642,900

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.2%
Anthem, Inc.	11,681	4,459,806
Cigna Corp.	22,154	5,252,049
CVS Health Corp.	79,505	6,633,897
Total		16,345,752
Pharmaceuticals 2.1%
Eli Lilly & Co.	53,146	12,198,070
Johnson & Johnson	104,593	17,230,651
Total		29,428,721
Total Health Care		96,147,432
Industrials 6.0%
Aerospace & Defense 1.8%
Raytheon Technologies Corp.	296,939	25,331,866
Building Products 0.7%
Carrier Global Corp.	201,102	9,773,557
Industrial Conglomerates 0.8%
Honeywell International, Inc.	47,949	10,517,613
Machinery 0.8%
Stanley Black & Decker, Inc.	56,758	11,634,823
Road & Rail 1.9%
Uber Technologies, Inc.(e)	196,355	9,841,313
Union Pacific Corp.	73,915	16,256,126
Total		26,097,439
Total Industrials		83,355,298
Information Technology 19.0%
Communications Equipment 0.4%
Cisco Systems, Inc.	107,244	5,683,932
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	126,476	17,100,820
IT Services 4.4%
Akamai Technologies, Inc.(e)	44,839	5,228,227
Fidelity National Information Services, Inc.	61,152	8,663,404
Fiserv, Inc.(e)	110,232	11,782,698
MasterCard, Inc., Class A	67,432	24,618,749
PayPal Holdings, Inc.(e)	37,639	10,971,016
Total		61,264,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.0%
Lam Research Corp.	13,306	8,658,214
Marvell Technology, Inc.	92,588	5,400,658
NVIDIA Corp.	18,096	14,478,610
Total		28,537,482
Software 7.3%
Adobe, Inc.(e)	21,323	12,487,602
Autodesk, Inc.(e)	30,988	9,045,397
Intuit, Inc.	23,284	11,413,118
Microsoft Corp.	203,906	55,238,136
Palo Alto Networks, Inc.(e)	25,408	9,427,638
Splunk, Inc.(e)	31,839	4,603,283
Total		102,215,174
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	336,394	46,072,522
Western Digital Corp.(e)	79,508	5,658,584
Total		51,731,106
Total Information Technology		266,532,608
Materials 3.1%
Chemicals 2.5%
Air Products & Chemicals, Inc.	13,057	3,756,238
Corteva, Inc.	187,257	8,304,848
International Flavors & Fragrances, Inc.	83,959	12,543,474
Nutrien Ltd.	112,005	6,788,623
Sherwin-Williams Co. (The)	13,273	3,616,229
Total		35,009,412
Metals & Mining 0.6%
Newmont Corp.	139,497	8,841,320
Total Materials		43,850,732
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	53,410	14,428,177
Total Real Estate		14,428,177
Utilities 0.7%
Electric Utilities 0.6%
American Electric Power Co., Inc.	100,629	8,512,207

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	71,659	1,868,150
Total Utilities		10,380,357
Total Common Stocks (Cost $579,817,009)		896,739,475

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	45,000	45,923
Total Convertible Bonds (Cost $42,418)			45,923

Corporate Bonds & Notes 6.3%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	600,000	651,978
Boeing Co. (The)
05/01/2040	5.705%	800,000	1,032,206
Bombardier, Inc.(a)
10/15/2022	6.000%	30,000	30,045
12/01/2024	7.500%	55,000	57,557
04/15/2027	7.875%	64,000	66,345
Harris Corp.
06/15/2028	4.400%	450,000	522,561
Lockheed Martin Corp.
06/15/2050	2.800%	270,000	270,771
Northrop Grumman Systems Corp.
02/15/2031	7.750%	375,000	546,498
TransDigm, Inc.(a)
12/15/2025	8.000%	60,000	64,817
03/15/2026	6.250%	223,000	235,222
01/15/2029	4.625%	9,000	9,028
05/01/2029	4.875%	76,000	76,797
TransDigm, Inc.
11/15/2027	5.500%	57,000	59,434
Total			3,623,259
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	110,000	116,780
04/20/2029	5.750%	16,629	17,983
Delta Air Lines, Inc.
01/15/2026	7.375%	66,000	77,462
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	39,253	42,129
United Airlines, Inc.(a)
04/15/2026	4.375%	27,000	27,951
04/15/2029	4.625%	31,000	32,110
Total			314,415
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	42,000	43,314
04/01/2027	6.500%	4,000	4,237
Clarios Global LP(a)
05/15/2025	6.750%	5,000	5,335
Ford Motor Co.
04/21/2023	8.500%	11,000	12,276
04/22/2025	9.000%	57,000	70,239
04/22/2030	9.625%	3,000	4,300
07/16/2031	7.450%	31,000	40,825
Ford Motor Credit Co. LLC
01/09/2022	3.219%	29,000	29,297
09/08/2024	3.664%	118,000	123,672
06/16/2025	5.125%	32,000	35,229
11/13/2025	3.375%	81,000	83,994
01/09/2027	4.271%	55,000	58,911
08/17/2027	4.125%	55,000	58,375
02/16/2028	2.900%	31,000	30,933
11/13/2030	4.000%	39,000	40,911
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	46,000	48,074
IAA Spinco, Inc.(a)
06/15/2027	5.500%	67,000	70,311
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	38,000	38,998
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	97,000	99,515
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	19,000	20,236
05/15/2027	8.500%	77,000	83,935
Tenneco, Inc.(a)
01/15/2029	7.875%	59,000	66,625
04/15/2029	5.125%	31,000	31,890
Total			1,101,432
Banking 0.9%
Bank of America Corp.(g)
04/23/2040	4.078%	1,862,000	2,177,435
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,200,000	1,366,890

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
09/13/2028	4.650%	675,000	791,978
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	1,160,000	1,203,020
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	2,000,000	2,101,981
Morgan Stanley(g)
01/22/2031	2.699%	1,125,000	1,178,438
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	350,000	368,508
State Street Corp.
Subordinated
03/03/2031	2.200%	1,461,000	1,473,148
Wells Fargo & Co.(g)
04/30/2041	3.068%	1,700,000	1,743,244
Total			12,404,642
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	7,000	7,765
AG Issuer LLC(a)
03/01/2028	6.250%	6,000	6,317
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	22,000	22,709
Hightower Holding LLC(a)
04/15/2029	6.750%	50,000	50,999
NFP Corp.(a)
08/15/2028	4.875%	49,000	49,804
08/15/2028	6.875%	165,000	174,332
Total			311,926
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	46,000	47,120
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	63,000	66,074
05/15/2029	4.125%	36,000	35,826
Core & Main LP(a)
08/15/2025	6.125%	38,000	38,760
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	35,000	36,268
Interface, Inc.(a)
12/01/2028	5.500%	23,000	24,087
James Hardie International Finance DAC(a)
01/15/2028	5.000%	25,000	26,529
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(a)
07/01/2028	4.625%	28,000	28,642
07/01/2029	6.125%	53,000	54,671
White Cap Buyer LLC(a)
10/15/2028	6.875%	46,000	49,071
Total			407,048
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	17,000	17,571
05/01/2027	5.125%	84,000	88,094
03/01/2030	4.750%	127,000	134,199
08/15/2030	4.500%	130,000	135,605
02/01/2031	4.250%	104,000	105,996
Comcast Corp.
08/15/2035	4.400%	450,000	541,964
CSC Holdings LLC(a)
02/01/2028	5.375%	49,000	51,790
02/01/2029	6.500%	100,000	110,739
01/15/2030	5.750%	67,000	69,700
12/01/2030	4.125%	54,000	53,818
12/01/2030	4.625%	78,000	76,506
02/15/2031	3.375%	55,000	51,956
DISH DBS Corp.
07/01/2026	7.750%	108,000	122,254
DISH DBS Corp.(a)
06/01/2029	5.125%	102,000	100,812
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	45,000	46,567
09/15/2028	6.500%	51,000	53,568
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	44,000	45,178
07/15/2026	5.375%	9,000	9,288
07/01/2029	5.500%	36,000	39,222
Time Warner Cable LLC
05/01/2037	6.550%	1,000,000	1,359,680
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	31,453
Virgin Media Finance PLC(a)
07/15/2030	5.000%	91,000	91,742
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	40,000	42,988
08/15/2030	4.500%	38,000	38,297
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	106,000	108,425
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	55,347

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	50,000	51,295
Total			3,634,054
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	46,000	44,965
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	93,307
Element Solutions, Inc.(a)
09/01/2028	3.875%	81,000	82,624
HB Fuller Co.
10/15/2028	4.250%	24,000	24,809
Herens Holdco Sarl(a)
05/15/2028	4.750%	39,000	38,847
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	37,000	41,304
INEOS Group Holdings SA(a)
08/01/2024	5.625%	35,000	35,122
Ingevity Corp.(a)
11/01/2028	3.875%	36,000	35,924
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	54,000	58,365
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	27,000	27,540
LYB International Finance BV
03/15/2044	4.875%	350,000	436,107
PQ Corp.(a)
12/15/2025	5.750%	26,000	26,672
SPCM SA(a)
09/15/2025	4.875%	44,000	45,039
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	147,000	155,820
WR Grace & Co.(a)
06/15/2027	4.875%	48,000	50,875
Total			1,197,320
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	95,000	93,395
Herc Holdings, Inc.(a)
07/15/2027	5.500%	64,000	67,487
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	33,000	34,437
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	54,000	56,032
01/15/2030	5.250%	32,000	35,058
Total			286,409
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	56,000	56,208
09/01/2023	7.625%	16,000	16,438
11/01/2024	8.500%	50,000	52,299
Arches Buyer, Inc.(a)
06/01/2028	4.250%	21,000	20,879
ASGN, Inc.(a)
05/15/2028	4.625%	35,000	36,638
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	33,655
Staples, Inc.(a)
04/15/2026	7.500%	40,000	41,444
04/15/2027	10.750%	6,000	6,120
Uber Technologies, Inc.(a)
05/15/2025	7.500%	107,000	115,456
01/15/2028	6.250%	40,000	43,084
Total			422,221
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	54,000	57,855
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	31,000	31,044
Mattel, Inc.(a)
12/31/2025	6.750%	11,000	11,557
04/01/2026	3.375%	22,000	22,807
12/15/2027	5.875%	32,000	34,889
04/01/2029	3.750%	67,000	69,658
Mattel, Inc.
11/01/2041	5.450%	6,000	6,930
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	67,661
04/01/2031	3.750%	24,000	23,186
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	22,000	21,612
Total			347,199
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	32,000	32,860
06/30/2028	4.125%	32,000	32,612
Carrier Global Corp.
04/05/2040	3.377%	1,050,000	1,104,914

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFX Escrow Corp.(a)
02/15/2026	6.375%	49,000	51,806
Gates Global LLC/Co.(a)
01/15/2026	6.250%	103,000	108,011
Honeywell International, Inc.
06/01/2050	2.800%	300,000	309,284
Madison IAQ LLC(a)
06/30/2028	4.125%	20,000	20,197
06/30/2029	5.875%	64,000	65,124
Resideo Funding, Inc.(a)
11/01/2026	6.125%	53,000	55,902
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	12,871
Vertical Holdco GmbH(a)
07/15/2028	7.625%	43,000	46,619
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	13,000	13,694
Welbilt, Inc.
02/15/2024	9.500%	17,000	17,791
WESCO Distribution, Inc.
06/15/2024	5.375%	16,000	16,215
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	53,000	57,282
06/15/2028	7.250%	52,000	57,906
Total			2,003,088
Electric 0.7%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	348,000	427,048
Calpine Corp.(a)
02/15/2028	4.500%	55,000	56,088
03/15/2028	5.125%	44,000	44,732
Clearway Energy Operating LLC
09/15/2026	5.000%	72,000	74,003
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	101,000	105,961
02/15/2031	3.750%	134,000	132,873
CMS Energy Corp.
03/01/2044	4.875%	262,000	334,831
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	665,387
Dominion Energy, Inc.
10/01/2025	3.900%	600,000	663,509
DTE Energy Co.
04/15/2033	6.375%	600,000	816,521
Emera US Finance LP
06/15/2046	4.750%	715,000	853,397
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co.
03/15/2037	6.050%	600,000	830,982
Leeward Renewable Energy Operations LLC(a),(c)
07/01/2029	4.250%	16,000	16,257
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,872
09/15/2027	4.500%	82,000	88,850
NRG Energy, Inc.
01/15/2027	6.625%	67,000	69,360
01/15/2028	5.750%	14,000	14,931
NRG Energy, Inc.(a)
02/15/2029	3.375%	35,000	34,280
06/15/2029	5.250%	101,000	107,542
02/15/2031	3.625%	84,000	82,494
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	23,000	23,808
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,000,000	1,068,206
PG&E Corp.
07/01/2028	5.000%	15,000	15,179
07/01/2030	5.250%	26,000	26,351
Progress Energy, Inc.
03/01/2031	7.750%	725,000	1,033,998
Southern Co. (The)
07/01/2046	4.400%	625,000	733,249
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	28,758
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	32,000	33,254
07/31/2027	5.000%	75,000	76,992
05/01/2029	4.375%	38,000	38,200
WEC Energy Group, Inc.
10/15/2027	1.375%	300,000	293,242
Xcel Energy, Inc.
06/01/2030	3.400%	625,000	686,749
Total			9,493,904
Environmental 0.0%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	39,000	40,607
12/15/2026	5.125%	63,000	66,641
08/01/2028	4.000%	45,000	44,473
09/01/2028	3.500%	51,000	51,001
06/15/2029	4.750%	62,000	64,423
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	96,000	99,143
Total			366,288

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,800,000	2,161,922
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	26,447	26,524
Navient Corp.
06/15/2022	6.500%	45,000	46,924
01/25/2023	5.500%	60,000	63,258
06/15/2026	6.750%	26,000	29,017
03/15/2028	4.875%	25,000	25,131
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	84,000	85,347
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	52,000	52,404
Quicken Loans, Inc.(a)
01/15/2028	5.250%	27,000	28,337
Springleaf Finance Corp.
03/15/2024	6.125%	66,000	71,047
06/01/2025	8.875%	13,000	14,406
Total			2,604,317
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,650,000	2,081,126
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	1,235,937
Conagra Brands, Inc.
11/01/2048	5.400%	270,000	360,889
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	122,000	125,834
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	30,000	30,615
Kraft Heinz Foods Co.
06/01/2046	4.375%	252,000	285,596
Mondelez International, Inc.
09/04/2050	2.625%	465,000	432,944
PepsiCo, Inc.
03/19/2060	3.875%	300,000	370,063
Performance Food Group, Inc.(a)
05/01/2025	6.875%	28,000	29,987
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	65,000	69,324
04/15/2031	4.250%	126,000	130,609
Post Holdings, Inc.(a)
03/01/2027	5.750%	86,000	90,066
04/15/2030	4.625%	69,000	70,223
09/15/2031	4.500%	75,000	74,859
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	38,000	38,008
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	28,000	28,263
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	37,000	37,256
US Foods, Inc.(a)
02/15/2029	4.750%	56,000	57,117
Total			5,548,716
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	11,000	12,115
06/15/2031	4.750%	61,000	63,418
Boyd Gaming Corp.
12/01/2027	4.750%	48,000	49,675
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	85,000	86,094
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	45,000	47,419
07/01/2025	6.250%	67,000	71,068
07/01/2027	8.125%	70,000	77,898
International Game Technology PLC(a)
02/15/2025	6.500%	49,000	54,825
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	25,000	27,102
02/01/2027	5.750%	28,000	31,252
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	45,000	48,061
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	51,000	51,087
Scientific Games International, Inc.(a)
07/01/2025	8.625%	23,000	25,172
10/15/2025	5.000%	82,000	84,649
03/15/2026	8.250%	62,000	66,581
05/15/2028	7.000%	16,000	17,479
11/15/2029	7.250%	30,000	33,839
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	16,000	16,595
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	19,000	19,750
02/15/2027	3.750%	20,000	20,424
08/15/2030	4.125%	20,000	20,630
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	16,144
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	32,000	34,479
Total			975,756

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	63,000	67,425
04/15/2029	5.000%	17,000	17,806
Avantor Funding, Inc.(a)
07/15/2028	4.625%	56,000	59,100
Becton Dickinson and Co.
12/15/2044	4.685%	1,050,000	1,309,327
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	15,000	14,538
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	46,000	46,732
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	8,000	8,285
03/15/2029	3.750%	19,000	19,251
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	58,000	61,304
03/15/2026	8.000%	54,000	58,191
03/15/2027	5.625%	15,000	16,007
04/15/2029	6.875%	47,000	49,355
04/01/2030	6.125%	28,000	28,420
Cigna Corp.
07/15/2046	4.800%	475,000	601,287
CVS Health Corp.
03/25/2048	5.050%	1,075,000	1,397,998
HCA, Inc.
09/01/2028	5.625%	77,000	91,330
02/01/2029	5.875%	21,000	25,368
09/01/2030	3.500%	53,000	56,428
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	33,000	34,375
Hologic, Inc.(a)
02/15/2029	3.250%	29,000	28,843
IQVIA, Inc.(a)
05/15/2027	5.000%	32,000	33,507
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	15,000	16,100
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	54,000	56,405
Select Medical Corp.(a)
08/15/2026	6.250%	89,000	94,807
Teleflex, Inc.(a)
06/01/2028	4.250%	27,000	28,149
Tenet Healthcare Corp.
07/15/2024	4.625%	51,000	51,747
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	47,000	50,706
01/01/2026	4.875%	40,000	41,434
02/01/2027	6.250%	48,000	50,158
11/01/2027	5.125%	35,000	36,678
06/15/2028	4.625%	11,000	11,315
10/01/2028	6.125%	81,000	86,189
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	24,000	24,806
Total			4,573,371
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	235,000	268,919
Centene Corp.
12/15/2027	4.250%	43,000	45,362
12/15/2029	4.625%	92,000	101,276
02/15/2030	3.375%	34,000	35,534
10/15/2030	3.000%	104,000	106,884
UnitedHealth Group, Inc.
05/15/2060	3.125%	250,000	257,672
Total			815,647
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	52,455
Meritage Homes Corp.(a)
04/15/2029	3.875%	53,000	54,845
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	27,733
04/01/2029	4.750%	10,000	10,261
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	74,000	80,186
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	38,444
TRI Pointe Group, Inc.
06/15/2028	5.700%	27,000	29,750
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	28,000	31,143
Total			324,817
Independent Energy 0.1%
Apache Corp.
11/15/2025	4.625%	26,000	28,017
11/15/2027	4.875%	36,000	39,031
09/01/2040	5.100%	19,000	19,952
02/01/2042	5.250%	20,000	21,167
04/15/2043	4.750%	47,000	48,860
01/15/2044	4.250%	34,000	33,393

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
07/01/2026	6.375%	104,000	100,372
Callon Petroleum Co.(a),(c)
08/01/2028	8.000%	35,000	35,381
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	50,000	50,072
CNX Resources Corp.(a)
03/14/2027	7.250%	66,000	70,766
01/15/2029	6.000%	17,000	18,378
Comstock Resources, Inc.(a)
03/01/2029	6.750%	27,000	28,759
01/15/2030	5.875%	22,000	22,463
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	98,000	101,401
05/01/2029	5.000%	19,000	19,928
Encana Corp.
08/15/2034	6.500%	3,000	3,950
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	21,000	22,504
01/30/2028	5.750%	55,000	58,642
EQT Corp.
01/15/2029	5.000%	36,000	40,159
EQT Corp.(g)
02/01/2030	8.750%	68,000	88,479
EQT Corp.(a)
05/15/2031	3.625%	28,000	29,289
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	41,000	43,567
02/01/2029	5.750%	32,000	33,360
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	25,000	26,216
Matador Resources Co.
09/15/2026	5.875%	117,000	120,514
Newfield Exploration Co.
01/01/2026	5.375%	38,000	42,847
Occidental Petroleum Corp.
08/15/2029	3.500%	1,000	1,004
09/01/2030	6.625%	225,000	270,643
01/01/2031	6.125%	6,000	7,055
09/15/2036	6.450%	150,000	179,247
08/15/2049	4.400%	85,000	81,695
Ovintiv, Inc.
11/01/2031	7.200%	5,000	6,592
SM Energy Co.
09/15/2026	6.750%	84,000	85,433
01/15/2027	6.625%	43,000	44,157
07/15/2028	6.500%	20,000	20,552
Total			1,843,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	47,000	51,211
03/01/2027	5.750%	88,000	92,569
08/01/2027	9.875%	6,000	7,005
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	31,000	31,329
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	28,000	29,277
10/01/2028	6.500%	56,000	60,424
Cinemark USA, Inc.(a)
05/01/2025	8.750%	18,000	19,694
03/15/2026	5.875%	62,000	65,031
07/15/2028	5.250%	26,000	26,662
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	14,000	14,599
05/15/2027	6.500%	33,000	36,622
NCL Corp Ltd.(a)
03/15/2026	5.875%	29,000	30,378
NCL Finance Ltd.(a)
03/15/2028	6.125%	15,000	15,722
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	26,000	28,541
07/01/2026	4.250%	36,000	35,955
04/01/2028	5.500%	48,000	50,358
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	25,000	23,946
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	68,000	68,663
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	48,000	51,730
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	30,625
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	11,000	11,195
VOC Escrow Ltd.(a)
02/15/2028	5.000%	5,000	5,065
Total			786,601
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	350,000	382,903
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	593,164

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%	425,000	538,039
Total			1,514,106
Lodging 0.0%
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	16,000	16,222
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	38,000	38,922
Clear Channel International BV(a)
08/01/2025	6.625%	23,000	24,085
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	87,000	91,128
06/01/2029	7.500%	52,000	53,865
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	69,000	70,585
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	48,000	31,101
08/15/2027	6.625%	13,000	6,376
Discovery Communications LLC
09/15/2055	4.000%	376,000	397,657
iHeartCommunications, Inc.
05/01/2026	6.375%	8,440	8,979
05/01/2027	8.375%	132,366	142,007
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	28,261
01/15/2028	4.750%	26,000	26,799
Lamar Media Corp.
02/15/2028	3.750%	18,000	18,311
01/15/2029	4.875%	16,000	16,879
Netflix, Inc.
04/15/2028	4.875%	30,000	34,868
11/15/2028	5.875%	57,000	70,022
05/15/2029	6.375%	99,000	126,230
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	42,801
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	10,000	10,362
01/15/2029	4.250%	24,000	24,130
03/15/2030	4.625%	38,000	38,522
Playtika Holding Corp.(a)
03/15/2029	4.250%	36,000	36,035
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	9,000	8,929
01/15/2031	5.375%	18,000	17,952
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	14,000	14,496
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
05/01/2029	4.500%	31,000	31,233
Walt Disney Co. (The)
05/13/2060	3.800%	475,000	558,348
Total			1,968,883
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	10,000	10,469
03/31/2029	4.125%	25,000	26,045
Commercial Metals Co.
02/15/2031	3.875%	7,000	7,055
Constellium NV(a)
02/15/2026	5.875%	144,000	148,255
Constellium SE(a)
06/15/2028	5.625%	86,000	92,392
04/15/2029	3.750%	50,000	49,529
Freeport-McMoRan, Inc.
09/01/2029	5.250%	52,000	57,355
08/01/2030	4.625%	78,000	85,361
03/15/2043	5.450%	98,000	119,811
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	35,000	35,166
04/01/2029	6.125%	68,000	72,445
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	63,000	64,857
Novelis Corp.(a)
09/30/2026	5.875%	107,000	111,402
01/30/2030	4.750%	113,000	118,616
Total			998,758
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	21,000	21,788
10/01/2029	4.500%	43,000	46,227
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	37,000	38,687
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	63,000	66,461
DCP Midstream Operating LP
07/15/2027	5.625%	29,000	33,042
05/15/2029	5.125%	51,000	56,389
04/01/2044	5.600%	27,000	29,696
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	38,000	39,047
DT Midstream, Inc.(a)
06/15/2029	4.125%	39,000	39,594
06/15/2031	4.375%	31,000	31,606

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
02/01/2042	6.500%	500,000	649,066
EQM Midstream Partners LP(a)
07/01/2025	6.000%	29,000	31,538
07/01/2027	6.500%	41,000	45,708
01/15/2029	4.500%	37,000	37,651
01/15/2031	4.750%	86,000	88,617
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	111,000	113,813
ITT Holdings LLC(a),(c)
08/01/2029	6.500%	39,000	39,734
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	700,000	880,444
MPLX LP
02/15/2049	5.500%	785,000	1,015,710
NuStar Logistics LP
10/01/2025	5.750%	30,000	32,638
06/01/2026	6.000%	43,000	46,783
04/28/2027	5.625%	49,000	52,460
10/01/2030	6.375%	30,000	33,140
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	1,442,070
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	36,000	36,825
Sunoco LP/Finance Corp.
02/15/2026	5.500%	48,000	49,460
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	55,000	57,283
01/15/2028	5.000%	57,000	60,207
03/01/2030	5.500%	109,000	119,826
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	45,000	48,701
01/15/2032	4.000%	34,000	34,994
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	34,818
Western Gas Partners LP
08/15/2048	5.500%	80,000	87,238
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,000,000	1,241,554
Total			6,682,815
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	875,000	1,085,028
Sempra Energy
11/15/2025	3.750%	540,000	593,553
Total			1,678,581
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	45,000	47,191
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	11,000	11,475
Nabors Industries Ltd.(a)
01/15/2026	7.250%	32,000	31,367
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	319	311
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	96,492	94,153
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	27,779
Total			212,276
Other Industry 0.0%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	36,000	36,365
Hillenbrand, Inc.
03/01/2031	3.750%	30,000	29,775
Total			66,140
Other REIT 0.0%
Hospitality Properties Trust
03/15/2024	4.650%	30,000	30,536
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	60,000	60,289
10/01/2025	5.250%	81,000	82,466
02/01/2027	4.250%	32,000	32,043
06/15/2029	4.750%	75,000	74,984
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	55,000	58,529
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	39,000	40,375
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	22,000	22,110
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	27,000	27,280
Service Properties Trust
10/01/2024	4.350%	14,000	14,122
12/15/2027	5.500%	19,000	20,261
Total			462,995
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	100,000	99,246

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	67,000	69,132
08/15/2026	4.125%	83,000	85,685
08/15/2027	5.250%	49,000	50,014
Berry Global, Inc.(a)
02/15/2026	4.500%	27,000	27,611
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	65,000	67,709
Novolex(a)
01/15/2025	6.875%	5,000	5,094
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	65,101
08/15/2027	8.500%	44,000	47,778
Total			517,370
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	275,000	333,289
11/06/2042	4.400%	1,200,000	1,458,474
Amgen, Inc.
09/01/2053	2.770%	507,000	481,875
AstraZeneca Finance LLC
05/28/2031	2.250%	800,000	811,153
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	47,000	48,221
04/01/2026	9.250%	62,000	67,428
01/31/2027	8.500%	114,000	123,908
08/15/2027	5.750%	34,000	35,726
06/01/2028	4.875%	19,000	19,430
02/15/2029	5.000%	22,000	20,509
02/15/2029	6.250%	70,000	69,224
01/30/2030	5.250%	8,000	7,464
02/15/2031	5.250%	47,000	43,864
Bristol-Myers Squibb Co.
02/20/2048	4.550%	285,000	371,990
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	22,000	22,504
06/30/2028	6.000%	28,000	18,864
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	45,000	44,108
Organon Finance 1 LLC(a)
04/30/2028	4.125%	112,000	114,271
04/30/2031	5.125%	86,000	88,589
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	55,000	56,245
Total			4,237,136
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	87,000	88,284
10/15/2027	6.750%	67,000	70,446
American International Group, Inc.
06/30/2050	4.375%	300,000	365,336
AssuredPartners, Inc.(a)
01/15/2029	5.625%	52,000	52,106
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	56,000	57,101
HUB International Ltd.(a)
05/01/2026	7.000%	77,000	79,839
Loews Corp.
05/15/2030	3.200%	665,000	721,586
MGIC Investment Corp.
08/15/2028	5.250%	8,000	8,482
Radian Group, Inc.
03/15/2025	6.625%	3,000	3,390
03/15/2027	4.875%	20,000	21,763
USI, Inc.(a)
05/01/2025	6.875%	11,000	11,203
Total			1,479,536
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	765,000	895,333
Union Pacific Corp.
09/15/2037	3.600%	715,000	800,461
Total			1,695,794
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a),(h)
01/15/2028	3.875%	70,000	70,875
IRB Holding Corp.(a)
06/15/2025	7.000%	71,000	76,664
02/15/2026	6.750%	105,000	108,757
Yum! Brands, Inc.(a)
04/01/2025	7.750%	36,000	39,237
Total			295,533
Retailers 0.0%
L Brands, Inc.(a)
07/01/2025	9.375%	9,000	11,626
10/01/2030	6.625%	56,000	64,775
L Brands, Inc.
06/15/2029	7.500%	23,000	27,083
11/01/2035	6.875%	21,000	26,616

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	22,000	22,557
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	19,000	20,423
Penske Automotive Group, Inc.
09/01/2025	3.500%	8,000	8,286
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	51,000	52,961
02/15/2029	7.750%	13,000	14,338
Total			248,665
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	18,000	19,741
02/15/2028	5.875%	100,000	107,742
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	66,000	70,388
Total			197,871
Technology 0.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	79,000	80,416
08/01/2025	6.875%	23,000	23,443
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	15,000	15,812
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	24,000	23,908
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	18,195
03/01/2026	9.125%	6,000	6,330
Broadcom, Inc.(a)
02/15/2051	3.750%	1,114,000	1,164,155
Camelot Finance SA(a)
11/01/2026	4.500%	23,000	24,049
CDK Global, Inc.
06/01/2027	4.875%	13,000	13,772
CDK Global, Inc.(a)
05/15/2029	5.250%	32,000	34,907
Clarivate Science Holdings Corp.(a)
06/30/2028	3.875%	31,000	31,173
06/30/2029	4.875%	50,000	51,305
CommScope Technologies LLC(a)
06/15/2025	6.000%	33,000	33,711
Everi Holdings, Inc.(a),(c)
07/15/2029	5.000%	7,000	7,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(a)
07/01/2028	4.500%	51,000	53,914
06/15/2029	3.625%	24,000	24,384
10/01/2030	3.750%	52,000	53,198
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	59,000	57,876
Intel Corp.
03/25/2060	4.950%	260,000	367,376
International Business Machines Corp.
05/15/2040	2.850%	365,000	369,041
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	51,000	52,978
Iron Mountain, Inc.(a)
07/15/2028	5.000%	27,000	28,017
07/15/2030	5.250%	89,000	94,247
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	91,000	94,338
NCR Corp.(a)
04/15/2025	8.125%	52,000	56,774
09/01/2027	5.750%	25,000	26,348
10/01/2028	5.000%	90,000	93,009
04/15/2029	5.125%	77,000	79,444
10/01/2030	5.250%	37,000	38,490
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	35,000	36,972
07/15/2029	4.500%	31,000	31,067
07/15/2031	4.750%	39,000	39,114
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	875,000	953,873
Oracle Corp.
04/15/2038	6.500%	400,000	567,116
Plantronics, Inc.(a)
03/01/2029	4.750%	125,000	123,979
PTC, Inc.(a)
02/15/2025	3.625%	38,000	39,135
QUALCOMM, Inc.
05/20/2050	3.250%	340,000	366,611
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	111,000	118,688
RELX Capital, Inc.
05/22/2030	3.000%	350,000	373,988
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	28,000	33,289
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	51,000	53,292
Square, Inc.(a)
06/01/2026	2.750%	13,000	13,226
06/01/2031	3.500%	27,000	27,239

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	23

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch Ltd.(a)
06/15/2029	4.125%	31,000	31,780
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	48,000	50,542
06/01/2025	6.750%	36,000	36,608
Verscend Escrow Corp.(a)
08/15/2026	9.750%	107,000	112,858
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	60,000	59,550
Total			6,086,537
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	16,000	16,285
07/15/2027	5.750%	5,000	5,247
ERAC USA Finance LLC(a)
10/15/2037	7.000%	515,000	768,994
Total			790,526
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	138,000	137,176
Altice France SA(a)
05/01/2026	7.375%	43,000	44,700
01/15/2028	5.500%	115,000	119,025
07/15/2029	5.125%	39,000	39,446
American Tower Corp.
08/15/2029	3.800%	675,000	752,855
SBA Communications Corp.(a)
02/01/2029	3.125%	84,000	81,120
Sprint Capital Corp.
03/15/2032	8.750%	47,000	71,418
Sprint Corp.
03/01/2026	7.625%	136,000	166,375
T-Mobile USA, Inc.
02/15/2026	2.250%	17,000	17,148
02/01/2028	4.750%	33,000	35,339
02/15/2029	2.625%	68,000	67,171
02/15/2031	2.875%	37,000	36,694
04/15/2031	3.500%	17,000	17,567
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	64,000	66,048
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	33,000	32,460
Total			1,684,542
Wirelines 0.3%
AT&T, Inc.(a)
09/15/2053	3.500%	1,941,000	1,946,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
12/01/2023	6.750%	60,000	66,510
04/01/2024	7.500%	12,000	13,474
04/01/2025	5.625%	22,000	23,854
CenturyLink, Inc.(a)
12/15/2026	5.125%	24,000	24,936
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	83,000	82,454
03/01/2028	6.125%	86,000	87,813
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	31,000	31,505
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	23,000	23,005
Verizon Communications, Inc.
08/10/2033	4.500%	1,600,000	1,914,577
Total			4,214,803
Total Corporate Bonds & Notes (Cost $81,725,956)			88,435,364

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	168,620	12,622,893
Total Exchange-Traded Equity Funds (Cost $11,306,141)		12,622,893

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	15,000	16,024
06/01/2027	5.250%	34,000	36,623
05/15/2029	4.250%	25,000	25,271
Total			77,918
Total Foreign Government Obligations (Cost $70,849)			77,918

Residential Mortgage-Backed Securities - Agency 5.7%

Federal Home Loan Mortgage Corp.
01/01/2030	3.500%	71,357	77,133
04/01/2032- 06/01/2037	6.000%	100,130	114,876
04/01/2032	7.000%	23,025	26,443
07/01/2032	6.500%	12,229	13,710
01/01/2033- 07/01/2043	3.000%	1,047,208	1,107,058

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/01/2034- 05/01/2041	5.000%	497,558	570,378
11/01/2039- 04/01/2041	4.500%	149,211	165,401
08/01/2045	4.000%	70,795	76,902
Federal Home Loan Mortgage Corp.(j)
05/01/2032	6.500%	211,302	236,884
02/01/2038	5.500%	230,786	268,907
05/01/2039- 08/01/2041	4.500%	659,216	731,411
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	25,501	28,742
03/01/2026- 12/01/2032	7.000%	325,712	344,027
10/01/2026- 12/01/2045	3.500%	685,575	735,901
11/01/2026- 01/01/2029	4.000%	345,536	367,991
08/01/2028- 09/01/2032	6.500%	87,123	98,872
02/01/2033	2.500%	765,772	801,388
02/01/2038- 03/01/2038	5.500%	151,724	176,328
Federal National Mortgage Association(j)
02/01/2031	3.500%	202,106	217,167
10/01/2040	4.500%	199,304	222,396
Uniform Mortgage-Backed Security TBA(c)
07/19/2036- 07/14/2051	2.000%	23,825,000	24,129,803
07/19/2036- 07/14/2051	2.500%	21,450,000	22,228,285
07/19/2036- 07/14/2051	3.000%	23,775,000	24,803,353
07/14/2051	3.500%	1,875,000	1,974,060
Total Residential Mortgage-Backed Securities - Agency (Cost $79,176,977)			79,517,416

Residential Mortgage-Backed Securities - Non-Agency 11.2%

Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	3,679,447	3,633,635
CMO Series 2021-B Class A
06/25/2066	2.239%	1,534,519	1,530,742
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	299,182	300,850
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	405,501
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,670,893	1,678,068
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	392,228	392,834
CMO Series 2019-2 Class A3
03/25/2049	3.833%	343,442	348,167
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	201,347	205,971
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.392%	60,783	60,783
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.192%	302,787	303,392
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.942%	650,000	663,131
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.692%	455,649	456,608
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	800,000	836,024
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	343,411	345,529
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	350,000	350,970
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	1,235,801	1,255,603
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	411,934	417,820
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	936,857
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	704,086	707,726
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,064,728	1,094,916
CMO Series 2021-A Class A1
03/25/2058	1.991%	1,546,661	1,546,930
CMO Series 2021-B Class A1
04/01/2069	2.115%	1,368,685	1,367,219

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	25

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,562,890	2,561,077
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,044,140	1,042,982
BVRT Financing Trust(a),(b),(k),(l)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.827%	2,573,992	2,575,601
BVRT Financing Trust(a),(b),(l)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.327%	450,000	450,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.176%	1,935,774	1,922,111
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,548,852	1,548,420
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	1,025,057	1,029,603
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	388,116	392,217
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	626,552	627,696
CMO Series 2020-2 Class A1
03/25/2065	1.853%	408,699	411,028
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,066,552	1,067,466
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.142%	1,372,105	1,377,742
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,071,927	1,073,601
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	533,047	531,592
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	175,275
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	2,333,540	2,340,639
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	798,664
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	403,539
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	2,238,525	2,338,860
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,379,562	1,376,014
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	1,108,037	1,127,667
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,208,850	1,224,129
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	975,555	1,000,129
Eagle Re Ltd.(a),(b)
CMO Series 2020-2 Class M1A
1-month USD LIBOR + 3.000% 10/25/2030	3.150%	200,590	200,590
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	425,000	432,873
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	0.992%	2,325,000	2,321,248
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	299,817	303,630
CMO Series 2020-1 Class A1
05/25/2065	2.010%	149,258	150,520
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.792%	2,109,868	2,119,952
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.918%	600,966	601,280
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.818%	675,000	677,194
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.718%	1,350,000	1,349,256
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.242%	675,000	682,530

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.042%	931,320	936,243
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.092%	1,533,470	1,542,500
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.118%	310,473	310,668
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	1,614,309	1,629,546
GCAT Trust(a),(d)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	1,201,866	1,205,273
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	695,903	697,582
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,420,707	1,463,627
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.992%	506,520	506,523
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	1,404,930	1,424,392
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	949,917	955,374
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.642%	1,500,000	1,515,417
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	724,648	734,648
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.200%	550,000	566,268
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	350,000	350,295
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,440,101	1,438,206
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,924,567	2,927,644
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LVII Trust(a),(d),(k),(l)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	1,367,703	1,369,412
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.442%	775,000	774,897
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	586,668	611,387
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	481,906
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	1,875,129	1,882,087
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	601,119	600,438
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	111,318	111,187
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	186,124	185,896
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.487%	1,375,160	1,427,258
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,161,490
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	2,000,000	2,000,124
MRA Issuance Trust(a),(b),(k),(l)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.450%	4,000,000	4,000,000
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.700%	1,950,000	1,950,000
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	228,121	244,258
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	732,121	739,036

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	27

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.068%	825,000	834,688
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	0.992%	1,814,065	1,817,575
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	630,601	635,253
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	2,316,047	2,328,635
Preston Ridge Partners LLC(a),(d)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	1,733,671	1,738,160
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	3,220,372	3,215,626
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	906,393	906,230
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,940,116	1,936,185
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	1,369,339	1,369,326
PRPM LLC(a),(d)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	1,125,615	1,135,261
CMO Series 2020-3 Class A1
09/25/2025	2.857%	2,284,922	2,303,547
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.042%	700,000	697,547
RCO V Mortgage LLC(a),(d)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	3,860,506	3,889,936
RCO VII Mortgage LLC(a),(d)
CMO Series 2021-1 Class A1
05/25/2026	1.868%	1,592,982	1,591,922
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	504,423	509,995
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.192%	1,500,000	1,519,722
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	477,575	477,232
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	579,722	588,244
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	564,721
CMO Series 2020-2 Class A3
04/25/2060	3.000%	975,000	986,233
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	399,281	400,913
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,375,000	1,386,298
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,800,000	3,819,921
CMO Series 2021-1 Class A1
06/25/2024	2.240%	900,000	899,910
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	455,640
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	20,496	20,488
CMO Series 2015-6 Class A1
04/25/2055	3.500%	137,349	138,220
CMO Series 2016-1 Class A1
02/25/2055	3.500%	64,772	65,049
CMO Series 2016-3 Class A1
04/25/2056	2.250%	80,330	80,622
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	227,568	231,752
CMO Series 2018-1 Class A1
01/25/2058	3.000%	322,645	331,149
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,304,375	1,340,681
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.092%	875,494	881,724

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.092%	1,010,067	1,019,299
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	674,729	678,635
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	300,000	302,695
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	345,952	346,881
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	910,742	911,080
Vericrest Opportunity Loan Transferee XCI LLC(a),(d)
CMO Series 2020-NPL7 Class A1
11/25/2050	3.105%	1,077,747	1,089,294
Vericrest Opportunity Loan Transferee XCII LLC(a),(d)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,757,722	1,760,247
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,542,041	1,540,376
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,822,964	1,822,609
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	1,195,139	1,195,360
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	1,165,397	1,166,002
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	4,618,868	4,619,657
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	3,342,742	3,337,043
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,272,945	1,287,040
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,452,161	1,471,680
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	1,024,775
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A1
05/25/2060	2.743%	598,984	605,124
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	188,096	190,056
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	588,510	586,076
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	745,446	742,385
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	744,046	765,200
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	471,976	472,991
CMO Series 2020-1R Class A3
11/25/2055	1.873%	550,639	552,221
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $156,611,406)			157,403,114

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.841%	4,859	4,818
Food and Beverage 0.0%
BellRing Brands LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	17,677	17,785
Health Care 0.0%
Radiology Partners, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.325%	11,000	10,991
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(h),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/29/2026	5.750%	14,000	14,009

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	29

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	16,657	16,617
Technology 0.0%
DCert Buyer, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.104%	36,000	36,248
Epicore Software Corp.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	17,000	17,542
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	18,782	18,795
Total			72,585
Total Senior Loans (Cost $135,560)			136,805

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	3,775,000	4,082,309
Total U.S. Treasury Obligations (Cost $4,517,691)			4,082,309

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(n),(o)	81,437,346	81,429,202
Total Money Market Funds (Cost $81,430,136)		81,429,202
Total Investments in Securities (Cost: $1,149,480,002)		1,476,147,797
Other Assets & Liabilities, Net		(73,601,953)
Net Assets		1,402,545,844

At June 30, 2021, securities and/or cash totaling $1,779,125 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	515	09/2021	USD	68,237,500	485,916	—
U.S. Treasury 2-Year Note	45	09/2021	USD	9,914,414	—	(14,148)
U.S. Treasury 5-Year Note	200	09/2021	USD	24,685,938	—	(37,880)
U.S. Ultra Treasury Bond	60	09/2021	USD	11,561,250	441,011	—
Total					926,927	(52,028)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $321,139,000, which represents 22.90% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $9,895,013, which represents 0.71% of total net assets.
(l)	Valuation based on significant unobservable inputs.
(m)	The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	76,557,600	213,243,417	(208,371,918)	103	81,429,202	(103)	25,779	81,437,346
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	31

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	84,745,505	—	84,745,505
Commercial Mortgage-Backed Securities - Non-Agency	—	70,911,873	—	70,911,873
Common Stocks
Communication Services	117,633,902	—	—	117,633,902
Consumer Discretionary	97,045,588	—	—	97,045,588
Consumer Staples	35,231,682	—	—	35,231,682
Energy	26,997,626	—	—	26,997,626
Financials	105,136,073	—	—	105,136,073
Health Care	96,147,432	—	—	96,147,432
Industrials	83,355,298	—	—	83,355,298
Information Technology	266,532,608	—	—	266,532,608
Materials	43,850,732	—	—	43,850,732
Real Estate	14,428,177	—	—	14,428,177
Utilities	10,380,357	—	—	10,380,357
Total Common Stocks	896,739,475	—	—	896,739,475
Convertible Bonds	—	45,923	—	45,923
Corporate Bonds & Notes	—	88,435,364	—	88,435,364
Exchange-Traded Equity Funds	12,622,893	—	—	12,622,893
Foreign Government Obligations	—	77,918	—	77,918
Residential Mortgage-Backed Securities - Agency	—	79,517,416	—	79,517,416
Residential Mortgage-Backed Securities - Non-Agency	—	147,058,101	10,345,013	157,403,114
Senior Loans	—	136,805	—	136,805
U.S. Treasury Obligations	4,082,309	—	—	4,082,309
Money Market Funds	81,429,202	—	—	81,429,202
Total Investments in Securities	994,873,879	470,928,905	10,345,013	1,476,147,797
Investments in Derivatives
Asset
Futures Contracts	926,927	—	—	926,927
Liability
Futures Contracts	(52,028)	—	—	(52,028)
Total	995,748,778	470,928,905	10,345,013	1,477,022,696
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,068,049,866)	$1,394,718,595
Affiliated issuers (cost $81,430,136)	81,429,202
Cash	613,752
Cash collateral held at broker for:
TBA	269,000
Receivable for:
Investments sold	2,648,596
Investments sold on a delayed delivery basis	6,120
Capital shares sold	231,770
Dividends	626,031
Interest	1,552,747
Foreign tax reclaims	31,396
Variation margin for futures contracts	198,311
Prepaid expenses	19,486
Total assets	1,482,345,006
Liabilities
Payable for:
Investments purchased	2,499,100
Investments purchased on a delayed delivery basis	75,406,012
Capital shares purchased	1,591,835
Management services fees	25,880
Distribution and/or service fees	4,792
Service fees	68,101
Compensation of board members	125,519
Compensation of chief compliance officer	131
Other expenses	77,792
Total liabilities	79,799,162
Net assets applicable to outstanding capital stock	$1,402,545,844
Represented by
Trust capital	$1,402,545,844
Total - representing net assets applicable to outstanding capital stock	$1,402,545,844
Class 1
Net assets	$7,338,621
Shares outstanding	181,831
Net asset value per share	$40.36
Class 2
Net assets	$4,384,690
Shares outstanding	110,541
Net asset value per share	$39.67
Class 3
Net assets	$1,390,822,533
Shares outstanding	34,731,418
Net asset value per share	$40.05
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	33

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,638,694
Dividends — affiliated issuers	25,779
Interest	5,131,166
Foreign taxes withheld	(36,998)
Total income	10,758,641
Expenses:
Management services fees	4,508,667
Distribution and/or service fees
Class 2	508
Class 3	830,497
Service fees	401,201
Compensation of board members	34,008
Custodian fees	22,990
Printing and postage fees	42,164
Audit fees	19,588
Legal fees	12,801
Interest on collateral	176
Compensation of chief compliance officer	125
Other	31,963
Total expenses	5,904,688
Net investment income	4,853,953
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	82,677,793
Investments — affiliated issuers	(103)
Foreign currency translations	1,042
Futures contracts	(2,796,690)
Net realized gain	79,882,042
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	41,207,071
Investments — affiliated issuers	103
Foreign currency translations	(898)
Futures contracts	812,533
Net change in unrealized appreciation (depreciation)	42,018,809
Net realized and unrealized gain	121,900,851
Net increase in net assets resulting from operations	$126,754,804
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$4,853,953	$12,917,730
Net realized gain	79,882,042	85,675,381
Net change in unrealized appreciation (depreciation)	42,018,809	92,757,924
Net increase in net assets resulting from operations	126,754,804	191,351,035
Decrease in net assets from capital stock activity	(14,463,390)	(39,462,226)
Total increase in net assets	112,291,414	151,888,809
Net assets at beginning of period	1,290,254,430	1,138,365,621
Net assets at end of period	$1,402,545,844	$1,290,254,430

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	85,731	3,312,169	76,403	2,557,037
Redemptions	(1,729)	(65,965)	(2,359)	(73,720)
Net increase	84,002	3,246,204	74,044	2,483,317
Class 2
Subscriptions	110,425	4,331,142	—	—
Redemptions	(5)	(211)	—	—
Net increase	110,420	4,330,931	—	—
Class 3
Subscriptions	419,729	15,902,770	724,475	24,019,990
Redemptions	(993,791)	(37,943,295)	(2,127,137)	(65,965,533)
Net decrease	(574,062)	(22,040,525)	(1,402,662)	(41,945,543)
Total net decrease	(379,640)	(14,463,390)	(1,328,618)	(39,462,226)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$36.71	0.17	3.48	3.65
Year Ended 12/31/2020	$31.17	0.40	5.14	5.54
Year Ended 12/31/2019	$25.35	0.48	5.34	5.82
Year Ended 12/31/2018	$26.90	0.42	(1.97)	(1.55)
Year Ended 12/31/2017	$23.46	0.34	3.10	3.44
Year Ended 12/31/2016	$22.00	0.33	1.13	1.46
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$36.11	0.16	3.40	3.56
Year Ended 12/31/2020	$30.74	0.33	5.04	5.37
Year Ended 12/31/2019	$25.06	0.41	5.27	5.68
Year Ended 12/31/2018	$26.66	0.34	(1.94)	(1.60)
Year Ended 12/31/2017	$23.30	0.28	3.08	3.36
Year Ended 12/31/2016	$21.91	0.27	1.12	1.39
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$36.44	0.14	3.47	3.61
Year Ended 12/31/2020	$30.99	0.36	5.09	5.45
Year Ended 12/31/2019	$25.24	0.45	5.30	5.75
Year Ended 12/31/2018	$26.82	0.38	(1.96)	(1.58)
Year Ended 12/31/2017	$23.42	0.30	3.10	3.40
Year Ended 12/31/2016	$22.01	0.29	1.12	1.41

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$40.36	9.94%	0.76%(c),(d)	0.76%(c),(d)	0.87%(c)	61%	$7,339
Year Ended 12/31/2020	$36.71	17.77%	0.78%	0.77%	1.21%	145%	$3,591
Year Ended 12/31/2019	$31.17	22.96%	0.79%	0.76%	1.63%	126%	$741
Year Ended 12/31/2018	$25.35	(5.76%)	0.78%	0.75%	1.53%	81%	$3
Year Ended 12/31/2017	$26.90	14.66%	0.77%	0.74%	1.36%	63%	$3
Year Ended 12/31/2016	$23.46	6.64%	0.79%	0.79%	1.40%	65%	$3
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$39.67	9.86%	1.01%(c),(d)	1.01%(c),(d)	0.89%(c)	61%	$4,385
Year Ended 12/31/2020	$36.11	17.47%	1.00%	1.00%	1.04%	145%	$4
Year Ended 12/31/2019	$30.74	22.66%	1.03%	1.01%	1.43%	126%	$4
Year Ended 12/31/2018	$25.06	(6.00%)	1.03%	1.00%	1.27%	81%	$3
Year Ended 12/31/2017	$26.66	14.42%	1.02%	0.99%	1.11%	63%	$3
Year Ended 12/31/2016	$23.30	6.34%	1.04%	1.04%	1.16%	65%	$3
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$40.05	9.91%	0.88%(c),(d)	0.88%(c),(d)	0.73%(c)	61%	$1,390,823
Year Ended 12/31/2020	$36.44	17.58%	0.90%	0.89%	1.13%	145%	$1,286,659
Year Ended 12/31/2019	$30.99	22.78%	0.91%	0.88%	1.57%	126%	$1,137,620
Year Ended 12/31/2018	$25.24	(5.89%)	0.91%	0.87%	1.40%	81%	$1,004,017
Year Ended 12/31/2017	$26.82	14.52%	0.91%	0.89%	1.20%	63%	$1,165,032
Year Ended 12/31/2016	$23.42	6.41%	0.91%	0.91%	1.27%	65%	$1,059,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	37

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
38	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	39

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
40	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	926,927*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	52,028*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	41

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,796,690)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	812,533
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	112,387,364

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
42	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	43

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
44	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.68% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	45

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2021 through April 30, 2022	Prior to May 1, 2021
Class 1	0.76%	0.77%
Class 2	1.01	1.02
Class 3	0.885	0.895
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $818,041,761 and $848,092,565, respectively, for the six months ended June 30, 2021, of which $490,913,342 and $516,433,694, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
46	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	47

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed
48	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	49

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
50	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	51

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
52	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2021	53

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Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6678 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Select Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Small Cap Value Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2014
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	24.96	68.51	12.64	10.94
Class 2	05/03/10	24.79	68.12	12.36	10.66
Class 3	09/15/99	24.87	68.28	12.51	10.80
Russell 2000 Value Index		26.69	73.28	13.62	10.85
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	97.7
Money Market Funds	2.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	4.6
Consumer Discretionary	10.5
Consumer Staples	2.2
Energy	4.2
Financials	26.6
Health Care	7.9
Industrials	14.8
Information Technology	12.2
Materials	9.5
Real Estate	6.1
Utilities	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,249.60	1,020.58	4.74	4.26	0.85
Class 2	1,000.00	1,000.00	1,247.90	1,019.34	6.13	5.51	1.10
Class 3	1,000.00	1,000.00	1,248.70	1,019.93	5.46	4.91	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 4.5%
Media 2.6%
iHeartMedia, Inc., Class A(a)	105,778	2,848,601
Wireless Telecommunication Services 1.9%
Telephone and Data Systems, Inc.	88,747	2,011,007
Total Communication Services		4,859,608
Consumer Discretionary 10.2%
Auto Components 1.8%
Motorcar Parts of America, Inc.(a)	86,420	1,939,265
Hotels, Restaurants & Leisure 5.1%
Penn National Gaming, Inc.(a)	17,536	1,341,329
Six Flags Entertainment Corp.(a)	40,195	1,739,639
Texas Roadhouse, Inc.	25,239	2,427,992
Total		5,508,960
Household Durables 1.4%
KB Home	35,494	1,445,315
Textiles, Apparel & Luxury Goods 1.9%
Kontoor Brands, Inc.	37,022	2,088,411
Total Consumer Discretionary		10,981,951
Consumer Staples 2.1%
Food Products 2.1%
Nomad Foods Ltd.(a)	79,968	2,260,695
Total Consumer Staples		2,260,695
Energy 4.1%
Energy Equipment & Services 1.8%
Patterson-UTI Energy, Inc.	190,199	1,890,578
Oil, Gas & Consumable Fuels 2.3%
Devon Energy Corp.	54,634	1,594,767
Renewable Energy Group, Inc.(a)	14,809	923,193
Total		2,517,960
Total Energy		4,408,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 26.1%
Banks 11.9%
First Hawaiian, Inc.	71,929	2,038,468
Huntington Bancshares, Inc.	136,580	1,948,997
OceanFirst Financial Corp.	68,755	1,432,854
Pacific Premier Bancorp, Inc.	84,030	3,553,629
Popular, Inc.	29,618	2,222,831
Stock Yards Bancorp, Inc.	31,733	1,614,892
Total		12,811,671
Consumer Finance 1.3%
PROG Holdings, Inc.	29,618	1,425,514
Insurance 5.8%
CNO Financial Group, Inc.	72,987	1,723,953
Hanover Insurance Group, Inc. (The)	17,876	2,424,700
Lincoln National Corp.	33,108	2,080,507
Total		6,229,160
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	70,273	810,951
Thrifts & Mortgage Finance 6.3%
Axos Financial, Inc.(a)	80,369	3,728,318
Radian Group, Inc.	134,721	2,997,542
Total		6,725,860
Total Financials		28,003,156
Health Care 7.7%
Biotechnology 0.5%
Ligand Pharmaceuticals, Inc.(a)	3,702	485,665
Health Care Equipment & Supplies 3.4%
CONMED Corp.	13,751	1,889,800
LivaNova PLC(a)	21,156	1,779,431
Total		3,669,231
Health Care Providers & Services 1.1%
LHC Group, Inc.(a)	5,818	1,165,113
Life Sciences Tools & Services 2.7%
Syneos Health, Inc.(a)	32,791	2,934,467
Total Health Care		8,254,476
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.5%
Aerospace & Defense 1.3%
Curtiss-Wright Corp.	11,898	1,413,007
Airlines 1.4%
Spirit Airlines, Inc.(a)	48,658	1,481,150
Commercial Services & Supplies 1.8%
Waste Connections, Inc.	16,068	1,919,001
Electrical Equipment 1.1%
Bloom Energy Corp., Class A(a)	42,700	1,147,349
Machinery 5.6%
ITT, Inc.	20,098	1,840,776
Kennametal, Inc.	38,080	1,367,833
Rexnord Corp.	56,768	2,840,671
Total		6,049,280
Professional Services 1.3%
CACI International, Inc., Class A(a)	5,487	1,399,843
Road & Rail 2.0%
Knight-Swift Transportation Holdings, Inc.	46,902	2,132,165
Total Industrials		15,541,795
Information Technology 11.9%
Communications Equipment 4.9%
Extreme Networks, Inc.(a)	263,400	2,939,544
Viavi Solutions, Inc.(a)	132,200	2,334,652
Total		5,274,196
IT Services 1.8%
EPAM Systems, Inc.(a)	3,675	1,877,778
Semiconductors & Semiconductor Equipment 5.2%
Kulicke & Soffa Industries, Inc.	50,000	3,060,000
MACOM Technology Solutions Holdings, Inc.(a)	40,000	2,563,200
Total		5,623,200
Total Information Technology		12,775,174
Materials 9.3%
Chemicals 2.4%
Minerals Technologies, Inc.	33,531	2,637,884
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 3.1%
Summit Materials, Inc., Class A(a)	94,565	3,295,590
Containers & Packaging 2.2%
O-I Glass, Inc.(a)	142,884	2,333,296
Metals & Mining 1.6%
Allegheny Technologies, Inc.(a)	84,622	1,764,368
Total Materials		10,031,138
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
First Industrial Realty Trust, Inc.	31,733	1,657,415
Gaming and Leisure Properties, Inc.	47,990	2,223,377
Physicians Realty Trust	63,467	1,172,235
QTS Realty Trust Inc., Class A	18,000	1,391,400
Total		6,444,427
Total Real Estate		6,444,427
Utilities 1.4%
Electric Utilities 1.4%
Portland General Electric Co.	32,897	1,515,894
Total Utilities		1,515,894
Total Common Stocks (Cost $72,184,416)		105,076,852

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	2,466,276	2,466,030
Total Money Market Funds (Cost $2,466,030)		2,466,030
Total Investments in Securities (Cost: $74,650,446)		107,542,882
Other Assets & Liabilities, Net		(56,484)
Net Assets		107,486,398

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	1,436,506	14,736,723	(13,707,199)	—	2,466,030	—	785	2,466,276
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,859,608	—	—	4,859,608
Consumer Discretionary	10,981,951	—	—	10,981,951
Consumer Staples	2,260,695	—	—	2,260,695
Energy	4,408,538	—	—	4,408,538
Financials	28,003,156	—	—	28,003,156
Health Care	8,254,476	—	—	8,254,476
Industrials	15,541,795	—	—	15,541,795
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	12,775,174	—	—	12,775,174
Materials	10,031,138	—	—	10,031,138
Real Estate	6,444,427	—	—	6,444,427
Utilities	1,515,894	—	—	1,515,894
Total Common Stocks	105,076,852	—	—	105,076,852
Money Market Funds	2,466,030	—	—	2,466,030
Total Investments in Securities	107,542,882	—	—	107,542,882
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $72,184,416)	$105,076,852
Affiliated issuers (cost $2,466,030)	2,466,030
Receivable for:
Capital shares sold	3,455
Dividends	102,620
Foreign tax reclaims	311
Expense reimbursement due from Investment Manager	521
Prepaid expenses	9,227
Total assets	107,659,016
Liabilities
Payable for:
Capital shares purchased	79,706
Management services fees	2,559
Distribution and/or service fees	463
Service fees	11,992
Compensation of board members	50,188
Compensation of chief compliance officer	9
Audit fees	14,628
Printing and Postage fees	10,936
Other expenses	2,137
Total liabilities	172,618
Net assets applicable to outstanding capital stock	$107,486,398
Represented by
Trust capital	$107,486,398
Total - representing net assets applicable to outstanding capital stock	$107,486,398
Class 1
Net assets	$9,330,382
Shares outstanding	273,333
Net asset value per share	$34.14
Class 2
Net assets	$37,364,248
Shares outstanding	1,124,706
Net asset value per share	$33.22
Class 3
Net assets	$60,791,768
Shares outstanding	1,804,315
Net asset value per share	$33.69
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$778,330
Dividends — affiliated issuers	785
Foreign taxes withheld	(3,314)
Total income	775,801
Expenses:
Management services fees	427,517
Distribution and/or service fees
Class 2	43,480
Class 3	35,709
Service fees	38,359
Compensation of board members	15,029
Custodian fees	1,458
Printing and postage fees	7,412
Audit fees	14,628
Legal fees	6,206
Compensation of chief compliance officer	10
Other	5,734
Total expenses	595,542
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(96,217)
Total net expenses	499,325
Net investment income	276,476
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,620,356
Net realized gain	4,620,356
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,602,989
Net change in unrealized appreciation (depreciation)	15,602,989
Net realized and unrealized gain	20,223,345
Net increase in net assets resulting from operations	$20,499,821
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$276,476	$235,792
Net realized gain	4,620,356	5,348,925
Net change in unrealized appreciation (depreciation)	15,602,989	303,411
Net increase in net assets resulting from operations	20,499,821	5,888,128
Increase (decrease) in net assets from capital stock activity	4,210,385	(6,884,878)
Total increase (decrease) in net assets	24,710,206	(996,750)
Net assets at beginning of period	82,776,192	83,772,942
Net assets at end of period	$107,486,398	$82,776,192

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	149,037	5,034,227	80,979	1,724,716
Redemptions	(35,300)	(1,192,686)	(92,412)	(2,015,631)
Net increase (decrease)	113,737	3,841,541	(11,433)	(290,915)
Class 2
Subscriptions	148,799	4,816,136	170,210	3,457,019
Redemptions	(129,055)	(4,157,511)	(163,785)	(3,637,796)
Net increase (decrease)	19,744	658,625	6,425	(180,777)
Class 3
Subscriptions	71,635	2,329,846	31,271	681,424
Redemptions	(83,217)	(2,619,627)	(342,975)	(7,094,610)
Net decrease	(11,582)	(289,781)	(311,704)	(6,413,186)
Total net increase (decrease)	121,899	4,210,385	(316,712)	(6,884,878)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$27.32	0.14	6.68	6.82
Year Ended 12/31/2020	$25.02	0.11	2.19	2.30
Year Ended 12/31/2019	$21.25	0.16	3.61	3.77
Year Ended 12/31/2018	$24.31	0.11	(3.17)	(3.06)
Year Ended 12/31/2017	$21.65	(0.02)	2.68	2.66
Year Ended 12/31/2016	$19.00	0.00(d)	2.65	2.65
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$26.62	0.07	6.53	6.60
Year Ended 12/31/2020	$24.44	0.05	2.13	2.18
Year Ended 12/31/2019	$20.81	0.10	3.53	3.63
Year Ended 12/31/2018	$23.87	0.05	(3.11)	(3.06)
Year Ended 12/31/2017	$21.30	0.04	2.53	2.57
Year Ended 12/31/2016	$18.74	(0.04)	2.60	2.56
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$26.98	0.09	6.62	6.71
Year Ended 12/31/2020	$24.74	0.08	2.16	2.24
Year Ended 12/31/2019	$21.04	0.14	3.56	3.70
Year Ended 12/31/2018	$24.10	0.08	(3.14)	(3.06)
Year Ended 12/31/2017	$21.48	0.06	2.56	2.62
Year Ended 12/31/2016	$18.87	(0.02)	2.63	2.61

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$34.14	24.96%	1.05%(c)	0.85%(c)	0.86%(c)	10%	$9,330
Year Ended 12/31/2020	$27.32	9.19%	1.09%	0.86%	0.49%	28%	$4,360
Year Ended 12/31/2019	$25.02	17.74%	1.05%	0.88%	0.68%	21%	$4,280
Year Ended 12/31/2018	$21.25	(12.59%)	1.04%	0.88%	0.43%	13%	$3,163
Year Ended 12/31/2017	$24.31	12.29%	1.02%	0.89%	(0.09%)	23%	$4,111
Year Ended 12/31/2016	$21.65	13.95%	1.00%(e)	0.91%(e)	0.02%	32%	$16,013
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$33.22	24.79%	1.30%(c)	1.10%(c)	0.47%(c)	10%	$37,364
Year Ended 12/31/2020	$26.62	8.92%	1.34%	1.11%	0.25%	28%	$29,417
Year Ended 12/31/2019	$24.44	17.44%	1.30%	1.13%	0.44%	21%	$26,851
Year Ended 12/31/2018	$20.81	(12.82%)	1.29%	1.13%	0.20%	13%	$24,086
Year Ended 12/31/2017	$23.87	12.06%	1.29%	1.14%	0.19%	23%	$28,050
Year Ended 12/31/2016	$21.30	13.66%	1.27%(e)	1.16%(e)	(0.22%)	32%	$25,233
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$33.69	24.87%	1.17%(c)	0.98%(c)	0.59%(c)	10%	$60,792
Year Ended 12/31/2020	$26.98	9.05%	1.21%	0.99%	0.37%	28%	$48,999
Year Ended 12/31/2019	$24.74	17.59%	1.18%	1.00%	0.57%	21%	$52,643
Year Ended 12/31/2018	$21.04	(12.70%)	1.17%	1.01%	0.33%	13%	$51,927
Year Ended 12/31/2017	$24.10	12.20%	1.16%	1.02%	0.25%	23%	$67,684
Year Ended 12/31/2016	$21.48	13.83%	1.14%(e)	1.03%(e)	(0.10%)	32%	$71,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.85%
Class 2	1.10
Class 3	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,289,201 and $9,834,814, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are
20	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 79.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
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Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
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Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s management team) had been taken or are contemplated to help improve the Fund’s performance.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6488 AR (8/21)

SemiAnnual Report
June 30, 2021
Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Managed Volatility Moderate Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	5.70	17.46	8.29	6.72
Class 2	04/19/12	5.55	17.17	8.17	6.65
Blended Benchmark		5.62	18.79	9.47	8.22
Bloomberg Barclays U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.01
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2021)
Allocations to Underlying Funds
Equity Funds	43.2
International	11.4
U.S. Large Cap	26.1
U.S. Mid Cap	2.1
U.S. Small Cap	3.6
Exchange-Traded Equity Funds	4.3
International Mid Large Cap	1.7
U.S. Large Cap	2.6
Exchange-Traded Fixed Income Funds	3.3
Investment Grade	3.3
Fixed Income Funds	23.4
Investment Grade	23.4
Allocations to Tactical Assets
Corporate Bonds & Notes	0.3
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	15.3
Options Purchased Puts	1.0
Residential Mortgage-Backed Securities - Agency	9.2
U.S. Treasury Obligations	0.0(b)
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $2.7 billion) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
(b)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,057.00	1,023.60	1.22	1.20	0.24	3.72	3.66	0.73
Class 2	1,000.00	1,000.00	1,055.50	1,022.36	2.50	2.46	0.49	4.99	4.91	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
02/15/2031	1.900%	275,000	265,643
Boeing Co. (The)
05/01/2034	3.600%	230,000	242,351
08/01/2059	3.950%	585,000	611,279
General Dynamics Corp.
04/01/2040	4.250%	50,000	61,154
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	83,700
10/15/2047	4.030%	295,000	350,405
United Technologies Corp.
06/01/2042	4.500%	385,000	479,205
11/01/2046	3.750%	240,000	270,659
Total			2,364,396
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	135,000	171,890
Banking 0.1%
Bank of America Corp.(b)
07/23/2031	1.898%	520,000	504,573
10/24/2031	1.922%	300,000	292,404
06/19/2041	2.676%	905,000	880,569
Citigroup, Inc.(b)
06/03/2031	2.572%	1,070,000	1,099,625
05/01/2032	2.561%	135,000	137,532
Goldman Sachs Group Inc. (The)(b)
04/22/2032	2.615%	1,105,000	1,130,084
HSBC Holdings PLC(b)
08/18/2031	2.357%	359,000	359,204
05/24/2032	2.804%	618,000	634,375
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	222,000	232,772
11/19/2031	1.764%	45,000	43,219
04/22/2032	2.580%	204,000	209,587
04/22/2042	3.157%	110,000	114,536
01/23/2049	3.897%	665,000	772,752
Morgan Stanley(b)
04/28/2032	1.928%	1,072,000	1,042,599
Wells Fargo & Co.(b)
02/11/2031	2.572%	475,000	491,707
04/30/2041	3.068%	935,000	958,784
Total			8,904,322
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	245,000	300,425
03/01/2050	4.800%	545,000	627,898
04/01/2061	3.850%	123,000	120,909
12/01/2061	4.400%	51,000	54,853
Comcast Corp.
01/15/2051	2.800%	165,000	158,795
11/01/2052	4.049%	299,000	355,802
NBCUniversal Media LLC
01/15/2043	4.450%	534,000	655,402
Total			2,274,084
Chemicals 0.0%
Dow Chemical Co. (The)
05/15/2049	4.800%	193,000	247,167
LYB International Finance III LLC
05/01/2050	4.200%	65,000	74,557
10/01/2060	3.800%	65,000	68,631
Total			390,355
Construction Machinery 0.0%
Caterpillar, Inc.
04/09/2050	3.250%	130,000	144,080
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	357,000	378,944
Honeywell International, Inc.
06/01/2050	2.800%	90,000	92,785
Total			471,729
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	570,000	591,143
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	217,992
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	65,000	73,925
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	312,036
DTE Energy Co.
06/15/2029	3.400%	382,000	417,487
Duke Energy Corp.
06/15/2051	3.500%	389,000	402,191
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera US Finance LP
06/15/2046	4.750%	234,000	279,294
Eversource Energy
08/15/2030	1.650%	722,000	690,956
Exelon Corp.
04/15/2050	4.700%	350,000	441,935
Georgia Power Co.
03/15/2042	4.300%	775,000	918,079
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	61,000	61,916
Northern States Power Co.
05/15/2044	4.125%	115,000	139,617
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	494,427
Southern California Edison Co.
10/01/2043	4.650%	30,000	34,498
04/01/2047	4.000%	70,000	73,710
03/01/2048	4.125%	110,000	117,663
WEC Energy Group, Inc.
10/15/2030	1.800%	450,000	430,789
Xcel Energy, Inc.
12/01/2049	3.500%	460,000	497,261
Total			6,194,919
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,145,000	1,375,223
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,290,000	1,631,735
Bacardi Ltd.(a)
05/15/2038	5.150%	376,000	464,712
Coca-Cola Co. (The)
03/05/2051	3.000%	182,000	188,875
Conagra Brands, Inc.
11/01/2038	5.300%	205,000	260,737
11/01/2048	5.400%	35,000	46,782
Kraft Heinz Foods Co.
06/01/2046	4.375%	199,000	225,530
Mars, Inc.(a)
04/01/2059	4.200%	225,000	281,803
PepsiCo, Inc.
10/06/2046	3.450%	310,000	347,970
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	97,767
Total			3,545,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	115,000	156,941
Becton Dickinson and Co.
02/11/2031	1.957%	655,000	639,099
Cigna Corp.
12/15/2048	4.900%	164,000	211,970
03/15/2051	3.400%	180,000	188,274
CVS Health Corp.
03/25/2048	5.050%	494,000	642,429
HCA, Inc.
02/01/2025	5.375%	130,000	146,632
07/15/2051	3.500%	220,000	220,060
Total			2,205,405
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	199,000	223,539
Anthem, Inc.
08/15/2044	4.650%	135,000	169,073
Centene Corp.
12/15/2029	4.625%	115,000	126,594
02/15/2030	3.375%	70,000	73,159
UnitedHealth Group, Inc.
08/15/2039	3.500%	208,000	232,196
05/15/2041	3.050%	547,000	573,134
Total			1,397,695
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	141,752
ConocoPhillips Co.
11/15/2044	4.300%	220,000	265,128
Total			406,880
Integrated Energy 0.0%
BP Capital Markets America, Inc.
02/08/2061	3.379%	70,000	70,345
Cenovus Energy, Inc.
06/15/2047	5.400%	175,000	217,290
Chevron USA, Inc.
11/15/2043	5.250%	65,000	88,376
Shell International Finance BV
11/07/2049	3.125%	345,000	357,093
Suncor Energy, Inc.
11/15/2047	4.000%	90,000	99,463

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2060	3.386%	80,000	84,473
Total			917,040
Life Insurance 0.0%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	180,000	231,067
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	215,000	228,017
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	409,000	446,383
Prudential Financial, Inc.
03/13/2051	3.700%	167,000	190,392
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	190,000	245,002
05/15/2050	3.300%	220,000	228,097
Voya Financial, Inc.
06/15/2046	4.800%	270,000	341,813
Total			1,910,771
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	183,000	230,770
Netflix, Inc.(a)
11/15/2029	5.375%	340,000	413,044
ViacomCBS, Inc.
01/15/2031	4.950%	160,000	193,146
05/19/2032	4.200%	140,000	161,523
Walt Disney Co. (The)
09/15/2044	4.750%	410,000	533,907
Total			1,532,390
Midstream 0.0%
Enterprise Products Operating LLC
01/31/2060	3.950%	310,000	344,634
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	116,325
03/01/2043	5.000%	320,000	384,723
Kinder Morgan, Inc.
02/15/2046	5.050%	61,000	74,011
MPLX LP
04/15/2048	4.700%	255,000	296,489
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	309,000	327,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	80,000	87,238
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	433,256
Total			2,064,248
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	173,274
05/15/2047	4.375%	314,000	375,602
Sempra Energy
02/01/2048	4.000%	180,000	201,848
Total			750,724
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	140,413
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	170,000	206,617
06/15/2044	4.850%	337,000	428,281
11/21/2049	4.250%	283,000	339,314
Amgen, Inc.
02/21/2050	3.375%	555,000	584,854
Bristol-Myers Squibb Co.
02/20/2048	4.550%	25,000	32,631
Gilead Sciences, Inc.
10/01/2040	2.600%	360,000	346,781
10/01/2050	2.800%	150,000	144,099
Mylan NV
06/15/2046	5.250%	35,000	42,859
Pfizer, Inc.
05/28/2050	2.700%	470,000	468,602
Total			2,594,038
Property & Casualty 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	182,075
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	95,000	94,708
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	199,720
Total			476,503
Railroads 0.0%
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	248,009

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
08/15/2059	3.950%	325,000	377,618
03/20/2060	3.839%	60,000	68,110
02/05/2070	3.750%	40,000	43,999
Total			737,736
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	265,000	293,597
Retailers 0.0%
Amazon.com, Inc.
05/12/2061	3.250%	649,000	687,049
Home Depot, Inc. (The)
04/15/2040	3.300%	80,000	87,709
12/06/2048	4.500%	190,000	246,973
Lowe’s Companies, Inc.
05/03/2047	4.050%	305,000	351,425
10/15/2050	3.000%	70,000	68,962
Total			1,442,118
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	77,000	92,030
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	346,000	388,058
02/08/2061	2.800%	100,000	97,816
Broadcom, Inc.
11/15/2030	4.150%	270,000	302,986
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	82,190
Intel Corp.
05/11/2047	4.100%	405,000	485,876
International Business Machines Corp.
05/15/2040	2.850%	235,000	237,602
05/15/2050	2.950%	275,000	275,840
Microsoft Corp.
03/17/2052	2.921%	649,000	688,422
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	267,323
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	65,000	70,859
Oracle Corp.
07/15/2046	4.000%	385,000	418,342
04/01/2050	3.600%	505,000	518,865
03/25/2061	4.100%	86,000	95,307
QUALCOMM, Inc.
05/20/2032	1.650%	195,000	186,458
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
06/15/2031	2.700%	166,000	168,467
Total			4,284,411
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	200,346
Transportation Services 0.0%
FedEx Corp.
05/15/2041	3.250%	270,000	278,002
04/01/2046	4.550%	215,000	260,277
United Parcel Service, Inc.
09/01/2049	3.400%	145,000	162,579
Total			700,858
Wireless 0.0%
American Tower Corp.
08/15/2029	3.800%	300,000	334,603
Crown Castle International Corp.
04/01/2031	2.100%	296,000	288,691
Rogers Communications, Inc.
11/15/2049	3.700%	230,000	244,900
T-Mobile USA, Inc.
02/15/2041	3.000%	320,000	316,446
04/15/2050	4.500%	70,000	83,272
Vodafone Group PLC
02/19/2043	4.375%	165,000	192,545
Total			1,460,457
Wirelines 0.0%
AT&T, Inc.(a)
09/15/2055	3.550%	760,000	761,536
12/01/2057	3.800%	1,099,000	1,148,454
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	358,803
Verizon Communications, Inc.
03/22/2061	3.700%	1,459,000	1,564,823
Total			3,833,616
Total Corporate Bonds & Notes (Cost $50,193,085)			53,278,185

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Equity Funds 47.1%
	Shares	Value ($)
International 12.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	58,793,885	881,908,274
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	38,601,689	508,384,241
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	22,782,490	321,460,943
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	31,717,253	322,881,637
Total		2,034,635,095
U.S. Large Cap 28.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	7,122,956	270,458,631
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	10,382,308	813,453,840
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	13,134,316	454,972,698
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	49,499,707	822,190,129
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	11,471,208	411,013,400
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	6,917,120	389,572,177
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	10,568,541	366,517,019
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	5,835,384	395,522,321
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	11,028,666	348,836,708
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	11,881,567	386,863,826
Total		4,659,400,749
U.S. Mid Cap 2.3%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,820,125	92,462,362
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	2,774,686	91,869,833
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	2,310,324	93,106,053
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,988,407	89,279,477
Total		366,717,725
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	4,455,013	91,416,868
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	2,973,455	95,983,124
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	5,985,500	232,536,662
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	6,105,807	223,838,884
Total		643,775,538
Total Equity Funds (Cost $4,936,482,653)		7,704,529,107

Exchange-Traded Equity Funds 4.6%

International Mid Large Cap 1.8%
iShares MSCI EAFE ETF	3,718,292	293,298,873
U.S. Large Cap 2.8%
SPDR S&P 500 ETF Trust	1,090,200	466,671,012
Total Exchange-Traded Equity Funds (Cost $494,671,287)		759,969,885

Exchange-Traded Fixed Income Funds 3.6%

Investment Grade 3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,568,100	345,049,916
Vanguard Intermediate-Term Corporate Bond ETF	2,550,000	242,428,500
Total		587,478,416
Total Exchange-Traded Fixed Income Funds (Cost $574,309,000)		587,478,416

Fixed Income Funds 25.5%

Investment Grade 25.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	66,846,819	774,086,162
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	23,537,236	237,019,970
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	41,607,346	489,718,463
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,554,062	234,723,738
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	51,121,939	597,615,469
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	68,070,871	775,327,220

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(c)	17,200,247	176,474,528
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	76,458,331	885,387,475
Total		4,170,353,025
Total Fixed Income Funds (Cost $3,881,782,833)		4,170,353,025

Residential Mortgage-Backed Securities - Agency 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
07/19/2036	2.500%	381,000,000	397,281,799
07/19/2036- 07/14/2051	3.000%	805,946,000	843,400,335
07/14/2051	3.500%	375,000,000	394,812,011
Total Residential Mortgage-Backed Securities - Agency (Cost $1,638,508,657)			1,635,494,145

U.S. Treasury Obligations 0.0%

U.S. Treasury
08/15/2050	1.375%	300,000	252,844
Total U.S. Treasury Obligations (Cost $297,141)			252,844
Options Purchased Puts 1.1%
Value ($)
(Cost $311,192,946)	185,082,125

Money Market Funds 16.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(f)	2,734,316,685	2,734,043,253
Total Money Market Funds (Cost $2,734,089,197)		2,734,043,253
Total Investments in Securities (Cost: $14,621,526,799)		17,830,480,985
Other Assets & Liabilities, Net		(1,455,307,162)
Net Assets		16,375,173,823

At June 30, 2021, securities and/or cash totaling $189,902,421 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	1,020	09/2021	USD	76,479,600	—	(2,480,028)
British Pound	1,812	09/2021	USD	156,341,625	—	(3,647,873)
Euro FX	1,797	09/2021	USD	266,517,563	—	(7,776,383)
EURO STOXX 50 Index	5,218	09/2021	EUR	211,615,990	—	(1,445,624)
FTSE 100 Index	219	09/2021	GBP	15,287,295	—	(100,255)
Japanese Yen	2,520	09/2021	USD	283,720,500	—	(4,205,978)
New Zealand Dollar	130	09/2021	USD	9,077,900	—	(272,181)
OMXS30 Index	1,535	07/2021	SEK	347,831,000	—	(397,608)
Russell 2000 Index E-mini	869	09/2021	USD	100,273,910	—	(595,561)
S&P 500 Index E-mini	9,256	09/2021	USD	1,984,764,080	26,270,779	—
SPI 200 Index	786	09/2021	AUD	141,931,950	16,908	—
Swiss Franc	70	09/2021	USD	9,466,625	—	(321,384)
TOPIX Index	1,321	09/2021	JPY	25,667,030,000	—	(2,096,599)
U.S. Long Bond	729	09/2021	USD	117,186,750	3,691,349	—
U.S. Treasury 10-Year Note	1,045	09/2021	USD	138,462,500	986,446	—
U.S. Treasury 2-Year Note	560	09/2021	USD	123,379,375	—	(176,064)
U.S. Treasury 5-Year Note	2,180	09/2021	USD	269,076,720	—	(395,860)
U.S. Ultra Treasury Bond	361	09/2021	USD	69,560,188	3,389,523	—
Total					34,355,005	(23,911,398)

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(260)	09/2021	USD	(20,961,200)	534,638	—
FTSE/MIB Index	(1)	09/2021	EUR	(125,020)	2,864	—
Hang Seng Index	(420)	07/2021	HKD	(601,230,000)	1,376,725	—
MSCI Singapore Index	(430)	07/2021	SGD	(15,284,350)	—	(29,054)
S&P/TSX 60 Index	(570)	09/2021	CAD	(137,107,800)	—	(1,499,448)
U.S. Treasury 10-Year Note	(21)	09/2021	USD	(2,782,500)	—	(17,379)
U.S. Ultra Bond 10-Year Note	(33)	09/2021	USD	(4,857,703)	—	(87,166)
U.S. Ultra Treasury Bond	(9)	09/2021	USD	(1,734,188)	—	(68,358)
Total					1,914,227	(1,701,405)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,783,462,500	4,150	3,400.00	12/16/2022	79,711,783	62,872,500
S&P 500 Index	JPMorgan	USD	1,654,537,500	3,850	3,300.00	12/16/2022	66,293,721	51,744,000
S&P 500 Index	JPMorgan	USD	1,665,281,250	3,875	3,000.00	12/16/2022	91,085,943	35,785,625
S&P 500 Index	JPMorgan	USD	666,112,500	1,550	3,100.00	12/16/2022	37,424,860	16,267,250
S&P 500 Index	JPMorgan	USD	504,956,250	1,175	3,200.00	12/16/2022	24,252,095	13,982,500
S&P 500 Index	JPMorgan	USD	236,362,500	550	2,900.00	12/16/2022	12,424,544	4,430,250
Total							311,192,946	185,082,125

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.481	USD	200,000,000	988,191	—	—	988,191	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $5,313,576, which represents 0.03% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	2,311,900,968	1,777,857,042	(1,355,861,799)	147,042	2,734,043,253	—	(147,042)	892,705	2,734,316,685
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	270,919,942	—	(16,485,176)	16,023,865	270,458,631	—	26,064,313	—	7,122,956
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,137,773,448	—	(247,477,341)	(76,842,267)	813,453,840	—	220,529,426	—	10,382,308
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	267,718,588	—	(169,670,344)	(98,048,244)	—	—	104,516,499	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	771,460,379	25,699,095	(26,031,610)	2,958,298	774,086,162	—	497,333	—	66,846,819
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	370,887,568	37,594,391	(9,147,455)	55,638,194	454,972,698	—	14,514,178	—	13,134,316
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	219,234,000	17,973,391	(458,149)	270,728	237,019,970	—	(17,388)	—	23,537,236
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	396,841,639	115,687,870	(3,698,014)	(19,113,032)	489,718,463	—	576,805	—	41,607,346
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	110,188,208	23,577	(12,620,823)	(5,128,600)	92,462,362	—	17,470,026	—	1,820,125
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	535,461,919	312,701,463	—	33,744,892	881,908,274	18,021,898	—	8,251,831	58,793,885
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	323,819,754	410,123,079	(881,444)	89,128,740	822,190,129	—	579,362	—	49,499,707
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	277,259,995	128,924,080	(31,023,097)	35,852,422	411,013,400	—	36,270,095	—	11,471,208
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	110,168,557	—	(21,103,324)	2,804,600	91,869,833	—	15,182,583	—	2,774,686
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	96,662,349	—	(22,492,772)	17,247,291	91,416,868	—	7,271,107	—	4,455,013
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	112,774,415	8,514,514	(18,245,717)	(7,060,088)	95,983,124	—	17,575,034	—	2,973,455
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	217,646,838	16,373,913	(453,238)	1,156,225	234,723,738	—	19,759	—	21,554,062
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	542,390,250	57,627,686	(2,342,932)	(59,535)	597,615,469	—	133,403	—	51,121,939
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	291,141,099	38,071,419	(299,742,946)	(29,469,572)	—	19,232,389	14,769,092	8,102,869	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	341,220,763	19,970,144	(7,721,779)	36,103,049	389,572,177	—	12,936,267	—	6,917,120
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	288,370,685	—	(135,534,488)	(152,836,197)	—	—	169,080,146	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	213,535,754	137,877,493	(15,958,972)	31,062,744	366,517,019	—	16,689,973	—	10,568,541
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	352,374,205	24,582,146	(4,298,021)	22,863,991	395,522,321	—	8,447,704	—	5,835,384
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	245,820,279	100,582,071	(30,408,064)	32,842,422	348,836,708	—	26,453,240	—	11,028,666
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	724,238,216	60,958,291	(1,780,992)	(8,088,295)	775,327,220	—	155,447	—	68,070,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	146,377,272	—	(43,279,602)	(9,991,617)	93,106,053	—	37,145,939	—	2,310,324
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	170,632,512	7,085,930	(222,784)	(1,021,130)	176,474,528	—	2,499	—	17,200,247
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	149,245,500	33,225	(30,525,316)	(29,473,932)	89,279,477	—	38,259,693	—	1,988,407
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	864,076,368	31,619,822	(249,371)	(10,059,344)	885,387,475	—	8,770	—	76,458,331
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	418,223,046	405,457	(38,874,628)	7,109,951	386,863,826	—	50,544,683	—	11,881,567
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	712,697,382	122,197,409	(351,081,898)	24,571,348	508,384,241	—	26,738,403	12,214,003	38,601,689
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	252,864,882	65,620,636	—	2,975,425	321,460,943	14,469,211	—	200,924	22,782,490
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	247,696,817	124,921,103	(72,336,827)	22,600,544	322,881,637	—	(5,585,888)	4,287,937	31,717,253
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	232,798,408	14,854,352	(18,170,834)	3,054,736	232,536,662	—	22,267,566	—	5,985,500
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	186,613,338	23,568,083	(17,021,318)	30,678,781	223,838,884	—	11,371,644	—	6,105,807
Total	13,911,035,343			21,643,435	14,608,925,385	51,723,498	890,320,671	33,950,269

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	53,278,185	—	—	53,278,185
Equity Funds	—	—	—	7,704,529,107	7,704,529,107
Exchange-Traded Equity Funds	759,969,885	—	—	—	759,969,885
Exchange-Traded Fixed Income Funds	587,478,416	—	—	—	587,478,416
Fixed Income Funds	—	—	—	4,170,353,025	4,170,353,025
Residential Mortgage-Backed Securities - Agency	—	1,635,494,145	—	—	1,635,494,145
U.S. Treasury Obligations	252,844	—	—	—	252,844
Options Purchased Puts	185,082,125	—	—	—	185,082,125
Money Market Funds	2,734,043,253	—	—	—	2,734,043,253
Total Investments in Securities	4,266,826,523	1,688,772,330	—	11,874,882,132	17,830,480,985
Investments in Derivatives
Asset
Futures Contracts	36,269,232	—	—	—	36,269,232
Swap Contracts	—	988,191	—	—	988,191
Liability
Futures Contracts	(25,612,803)	—	—	—	(25,612,803)
Total	4,277,482,952	1,689,760,521	—	11,874,882,132	17,842,125,605
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	15

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,757,979,170)	$3,036,473,475
Affiliated issuers (cost $11,552,354,683)	14,608,925,385
Options purchased (cost $311,192,946)	185,082,125
Cash collateral held at broker for:
TBA	4,200,000
Margin deposits on:
Futures contracts	180,663,921
Swap contracts	5,038,500
Receivable for:
Investments sold	11,582,885
Investments sold on a delayed delivery basis	251,452,708
Dividends	1,607,549
Interest	2,390,483
Foreign tax reclaims	2,184
Variation margin for futures contracts	5,240,638
Prepaid expenses	143,853
Total assets	18,292,803,706
Liabilities
Payable for:
Investments purchased	97,837
Investments purchased on a delayed delivery basis	1,892,465,846
Capital shares purchased	16,262,778
Variation margin for futures contracts	7,162,738
Variation margin for swap contracts	15,748
Management services fees	80,736
Distribution and/or service fees	112,360
Service fees	800,321
Compensation of board members	532,075
Compensation of chief compliance officer	1,660
Other expenses	97,784
Total liabilities	1,917,629,883
Net assets applicable to outstanding capital stock	$16,375,173,823
Represented by
Trust capital	$16,375,173,823
Total - representing net assets applicable to outstanding capital stock	$16,375,173,823
Class 1
Net assets	$6,312,510
Shares outstanding	347,572
Net asset value per share	$18.16
Class 2
Net assets	$16,368,861,313
Shares outstanding	905,200,909
Net asset value per share	$18.08
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$12,848,918
Dividends — affiliated issuers	33,950,269
Interest	851,814
Total income	47,651,001
Expenses:
Management services fees	14,165,664
Distribution and/or service fees
Class 2	19,974,895
Service fees	4,800,181
Compensation of board members	174,472
Custodian fees	23,715
Printing and postage fees	38,590
Audit fees	16,279
Legal fees	73,087
Interest on collateral	121,493
Compensation of chief compliance officer	1,467
Other	42,254
Total expenses	39,432,097
Net investment income	8,218,904
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,360,826
Investments — affiliated issuers	890,320,671
Capital gain distributions from underlying affiliated funds	51,723,498
Foreign currency translations	279,389
Futures contracts	42,197,496
Options purchased	(68,962,253)
Swap contracts	1,079,130
Net realized gain	917,998,757
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	26,123,190
Investments — affiliated issuers	21,643,435
Foreign currency translations	(1,365,719)
Futures contracts	(6,642,867)
Options purchased	(95,119,630)
Swap contracts	292,660
Net change in unrealized appreciation (depreciation)	(55,068,931)
Net realized and unrealized gain	862,929,826
Net increase in net assets resulting from operations	$871,148,730
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$8,218,904	$75,321,478
Net realized gain	917,998,757	695,904,185
Net change in unrealized appreciation (depreciation)	(55,068,931)	709,813,180
Net increase in net assets resulting from operations	871,148,730	1,481,038,843
Decrease in net assets from capital stock activity	(341,851,980)	(866,247,727)
Total increase in net assets	529,296,750	614,791,116
Net assets at beginning of period	15,845,877,073	15,231,085,957
Net assets at end of period	$16,375,173,823	$15,845,877,073

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	101,475	1,792,529	202,192	3,183,309
Redemptions	(2,256)	(39,917)	(24,199)	(380,912)
Net increase	99,219	1,752,612	177,993	2,802,397
Class 2
Subscriptions	1,789,084	31,318,510	2,103,345	33,682,124
Redemptions	(21,287,618)	(374,923,102)	(58,737,846)	(902,732,248)
Net decrease	(19,498,534)	(343,604,592)	(56,634,501)	(869,050,124)
Total net decrease	(19,399,315)	(341,851,980)	(56,456,508)	(866,247,727)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

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Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$17.18	0.03	0.95	0.98
Year Ended 12/31/2020	$15.53	0.13	1.52	1.65
Year Ended 12/31/2019(e)	$14.19	0.13	1.21	1.34
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$17.13	0.01	0.94	0.95
Year Ended 12/31/2020	$15.52	0.08	1.53	1.61
Year Ended 12/31/2019	$13.36	0.18	1.98	2.16
Year Ended 12/31/2018	$14.19	0.13	(0.96)	(0.83)
Year Ended 12/31/2017	$12.41	0.09	1.69	1.78
Year Ended 12/31/2016	$12.00	0.07	0.34	0.41

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$18.16	5.70%	0.24%(c),(d)	0.24%(c),(d)	0.37%(c)	93%	$6,313
Year Ended 12/31/2020	$17.18	10.63%	0.25%	0.25%	0.82%	163%	$4,268
Year Ended 12/31/2019(e)	$15.53	9.44%	0.24%(c)	0.24%(c)	1.01%(c)	138%	$1,093
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$18.08	5.55%	0.49%(c),(d)	0.49%(c),(d)	0.10%(c)	93%	$16,368,861
Year Ended 12/31/2020	$17.13	10.37%	0.50%	0.50%	0.51%	163%	$15,841,609
Year Ended 12/31/2019	$15.52	16.17%	0.49%	0.49%	1.25%(c)	138%	$15,229,993
Year Ended 12/31/2018	$13.36	(5.85%)	0.49%	0.49%	0.90%	92%	$13,743,943
Year Ended 12/31/2017	$14.19	14.34%	0.47%	0.47%	0.69%	98%	$14,678,387
Year Ended 12/31/2016	$12.41	3.42%	0.46%	0.46%	0.57%	112%	$12,877,836
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	21

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission website at www.sec.gov. or on the Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
22	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to
24	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
26	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	988,191*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	27,667,276*
Equity risk	Investments, at value — Options Purchased	185,082,125
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	534,638*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	8,067,318*
Total		222,339,548

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	6,164,149*
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures contracts	18,703,827*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	744,827*
Total		25,612,803

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,079,130	1,079,130
Equity risk	123,657,426	(68,962,253)	—	54,695,173
Foreign exchange risk	8,133,084	—	—	8,133,084
Interest rate risk	(89,593,014)	—	—	(89,593,014)
Total	42,197,496	(68,962,253)	1,079,130	(25,685,627)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	292,660	292,660
Equity risk	7,546,935	(95,119,630)	—	(87,572,695)
Foreign exchange risk	(24,578,573)	—	—	(24,578,573)
Interest rate risk	10,388,771	—	—	10,388,771
Total	(6,642,867)	(95,119,630)	292,660	(101,469,837)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,719,568,362
Futures contracts — short	259,015,805
Credit default swap contracts — sell protection	200,000,000

Derivative instrument	Average value ($)*
Options contracts — purchased	185,358,635

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
28	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Options purchased puts	185,082,125	-	185,082,125
Liabilities
Centrally cleared credit default swap contracts (a)	-	15,748	15,748
Total financial and derivative net assets	185,082,125	(15,748)	185,066,377
Total collateral received (pledged) (b)	-	(15,748)	(15,748)
Net amount (c)	185,082,125	-	185,082,125

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
30	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.80%
Class 2	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
32	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,768,848,003 and $14,182,979,654, respectively, for the six months ended June 30, 2021, of which $11,534,764,120 and $11,110,362,500, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
34	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	35

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
36	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	37

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
38	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2021	39

Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-6539 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2012
Robert Cameron
Portfolio Manager
Managed Fund since 2012
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Derek Lin
Portfolio Manager
Managed Fund since 2020
Darren Powell, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	8.00	50.55	17.11	6.89
Class 2	05/03/10	7.87	50.25	16.82	6.62
Class 3	05/01/00	7.92	50.43	16.96	6.75
MSCI Emerging Markets Index (Net)		7.45	40.90	13.03	4.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	13.1
Consumer Discretionary	23.1
Consumer Staples	2.2
Energy	3.7
Financials	15.6
Health Care	7.8
Industrials	6.5
Information Technology	25.9
Materials	1.0
Real Estate	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2021)
Argentina	1.8
Brazil	8.7
Canada	0.5
China	30.7
Hong Kong	2.6
Hungary	1.2
India	11.0
Indonesia	3.6
Kazakhstan	0.5
Luxembourg	0.3
Philippines	0.5
Poland	1.1
Russian Federation	7.3
South Africa	1.7
South Korea	13.5
Taiwan	11.7
Thailand	0.7
United States(a)	2.2
Uruguay	0.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,080.00	1,019.14	5.88	5.71	1.14
Class 2	1,000.00	1,000.00	1,078.70	1,017.90	7.16	6.95	1.39
Class 3	1,000.00	1,000.00	1,079.20	1,018.50	6.55	6.36	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Argentina 1.8%
Globant SA(a)	7,982	1,749,495
MercadoLibre, Inc.(a)	4,079	6,354,225
Total		8,103,720
Brazil 7.2%
Afya Ltd., Class A(a)	122,513	3,158,385
Arco Platform Ltd., Class A(a)	40,797	1,250,836
Banco BTG Pactual SA	132,959	3,255,675
Hapvida Participacoes e Investimentos SA	351,652	1,092,328
Itaú Unibanco Holding SA, ADR	232,579	1,397,800
Localiza Rent a Car SA	283,821	3,652,046
Locaweb Servicos de Internet SA	684,883	3,720,604
Magazine Luiza SA	680,513	2,893,733
Notre Dame Intermedica Participacoes SA	93,409	1,598,196
Pagseguro Digital Ltd., Class A(a)	76,781	4,293,594
Stone Co., Ltd., Class A(a)	51,074	3,425,022
XP, Inc., Class A(a)	72,868	3,173,401
Total		32,911,620
Canada 0.5%
Parex Resources, Inc.(a)	132,543	2,213,327
China 30.9%
Alibaba Group Holding Ltd., ADR(a)	104,490	23,696,242
BeiGene Ltd., ADR(a)	3,264	1,120,172
Bilibili, Inc., ADR(a)	18,511	2,255,380
Burning Rock Biotech Ltd., ADR(a)	37,913	1,116,917
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	46,900	2,175,381
Country Garden Services Holdings Co., Ltd.	780,000	8,416,197
Everest Medicines Ltd.(a)	207,500	2,062,697
Glodon Co., Ltd., Class A	139,300	1,467,037
JD.com, Inc., ADR(a)	80,049	6,388,711
Jinke Smart Services Group Co., Ltd., Class H	258,600	2,425,422
Kingdee International Software Group Co., Ltd.(a)	703,150	2,381,472
Kuaishou Technology(a)	49,899	1,254,923
Kweichow Moutai Co., Ltd., Class A	8,800	2,799,136
Li Ning Co., Ltd.	464,000	5,660,017
Meituan, Class B(a)	65,600	2,706,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Midea Group Co., Ltd., Class A	222,100	2,449,893
NetEase, Inc., ADR	30,400	3,503,600
New Horizon Health Ltd.(a)	269,000	2,742,036
New Oriental Education & Technology Group, Inc., ADR(a)	429,274	3,515,754
Ping An Insurance Group Co. of China Ltd., Class H	313,000	3,059,700
Shenzhou International Group Holdings Ltd.	184,500	4,659,141
Silergy Corp.	18,000	2,443,023
Skshu Paint Co., Ltd.	83,153	2,266,332
Songcheng Performance Development Co., Ltd., Class A	1,121,700	2,916,456
TAL Education Group, ADR(a)	69,414	1,751,315
Tencent Holdings Ltd.	334,001	25,147,774
WuXi AppTec Co., Ltd., Class H	225,339	5,259,769
WuXi Biologics Cayman, Inc.(a)	565,000	10,345,316
Xpeng, Inc., ADR(a)	79,666	3,538,764
Zai Lab Ltd., ADR(a)	10,962	1,940,164
Total		141,464,818
Hong Kong 2.6%
AIA Group Ltd.	332,800	4,128,576
Galaxy Entertainment Group Ltd.(a)	195,000	1,559,238
Techtronic Industries Co., Ltd.	365,503	6,369,611
Total		12,057,425
Hungary 1.2%
OTP Bank Nyrt(a)	83,122	4,474,602
Richter Gedeon Nyrt	44,905	1,195,484
Total		5,670,086
India 11.1%
Apollo Hospitals Enterprise Ltd.	63,257	3,082,594
Asian Paints Ltd.	53,126	2,141,775
AU Small Finance Bank Ltd.(a)	123,431	1,722,705
Avenue Supermarts Ltd.(a)	57,627	2,594,640
Bajaj Finance Ltd.(a)	41,570	3,371,691
Balkrishna Industries Ltd.	73,938	2,230,039
Cholamandalam Investment and Finance Co., Ltd.	189,004	1,307,536
Divi’s Laboratories Ltd.(a)	19,320	1,146,564
Dixon Technologies India Ltd.(a)	60,244	3,589,369
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eicher Motors Ltd.(a)	43,784	1,575,603
HDFC Bank Ltd., ADR(a)	62,145	4,544,043
HDFC Life Insurance Co., Ltd.	252,211	2,331,328
InterGlobe Aviation Ltd.(a)	64,469	1,490,660
Jubilant Foodworks Ltd.(a)	32,935	1,366,460
Kotak Mahindra Bank Ltd.(a)	106,357	2,444,727
Mindtree Ltd.	74,243	2,600,057
PVR Ltd.(a)	87,752	1,577,277
Reliance Industries Ltd.	285,873	8,129,192
SBI Cards & Payment Services Ltd.(a)	84,989	1,110,816
Tech Mahindra Ltd.	154,073	2,273,458
Total		50,630,534
Indonesia 3.6%
PT Ace Hardware Indonesia Tbk	16,747,500	1,446,230
PT Bank BTPN Syariah Tbk	8,960,700	1,782,287
PT Bank Central Asia Tbk	2,399,200	4,989,625
PT Bank Jago Tbk(a)	1,529,700	1,438,371
PT Bank Rakyat Indonesia Persero Tbk	24,720,000	6,721,248
Total		16,377,761
Kazakhstan 0.5%
Kaspi.KZ JSC, GDR(b),(c),(d)	21,098	2,236,388
Luxembourg 0.3%
Global Fashion Group SA(a)	80,495	1,217,383
Philippines 0.5%
Ayala Land, Inc.	3,208,300	2,369,338
Poland 1.1%
Allegro.eu SA(a)	99,862	1,718,580
Dino Polska SA(a)	46,943	3,448,323
Total		5,166,903
Russian Federation 7.4%
Detsky Mir PJSC	1,022,697	2,115,379
Fix Price Group Ltd., GDR(a),(d)	564,348	4,938,045
Lukoil PJSC, ADR	69,057	6,409,348
Ozon Holdings PLC, ADR(a)	58,816	3,447,794
Sberbank of Russia PJSC, ADR	448,979	7,460,682
TCS Group Holding PLC, GDR	39,470	3,455,339
Yandex NV, Class A(a)	82,021	5,802,986
Total		33,629,573
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.7%
Capitec Bank Holdings Ltd.	23,002	2,711,446
Clicks Group Ltd.	48,798	839,578
Naspers Ltd., Class N	20,243	4,268,176
Total		7,819,200
South Korea 12.3%
Coupang, Inc.(a)	38,864	1,625,292
Ecopro BM Co., Ltd.	9,989	1,880,601
Kakao Corp.	39,046	5,655,522
NAVER Corp.	12,238	4,541,139
Pearl Abyss Corp.(a)	29,185	1,958,566
Samsung Biologics Co., Ltd.(a)	3,551	2,645,829
Samsung Electro-Mechanics Co., Ltd.	28,058	4,399,984
Samsung Electronics Co., Ltd.	267,833	19,173,135
Samsung SDI Co., Ltd.	7,300	4,519,708
SK Hynix, Inc.	85,812	9,685,484
Total		56,085,260
Taiwan 11.8%
Delta Electronics	269,000	2,922,379
Hon Hai Precision Industry Co., Ltd.	848,000	3,404,726
MediaTek, Inc.	270,000	9,311,285
Sea Ltd. ADR(a)	26,605	7,305,733
Taiwan Semiconductor Manufacturing Co., Ltd.	1,354,838	29,180,545
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	15,941	1,915,470
Total		54,040,138
Thailand 0.7%
Muangthai Capital PCL, Foreign Registered Shares	1,769,400	3,180,444
Uruguay 0.4%
Dlocal Ltd.(a)	36,105	1,896,596
Total Common Stocks (Cost $254,727,938)		437,070,514

Preferred Stocks 2.9%
Issuer	Shares	Value ($)
Brazil 1.6%
Azul SA(a)	833,138	7,323,333

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.3%
Samsung Electronics Co., Ltd.	90,655	5,933,377
Total Preferred Stocks (Cost $6,543,061)		13,256,710

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(e),(f)	9,963,834	9,962,837
Total Money Market Funds (Cost $9,962,837)		9,962,837
Total Investments in Securities (Cost $271,233,836)		460,290,061
Other Assets & Liabilities, Net		(3,019,206)
Net Assets		$457,270,855
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $2,236,389, which represents 0.49% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $7,174,433, which represents 1.57% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	1,289,633	68,910,854	(60,237,650)	—	9,962,837	—	1,388	9,963,834
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	8,103,720	—	—	8,103,720
Brazil	32,911,620	—	—	32,911,620
Canada	2,213,327	—	—	2,213,327
China	48,827,019	92,637,798	1	141,464,818
Hong Kong	—	12,057,425	—	12,057,425
Hungary	—	5,670,086	—	5,670,086
India	4,544,043	46,086,491	—	50,630,534
Indonesia	—	16,377,761	—	16,377,761
Kazakhstan	—	—	2,236,388	2,236,388
Luxembourg	—	1,217,383	—	1,217,383
Philippines	—	2,369,338	—	2,369,338
Poland	—	5,166,903	—	5,166,903
Russian Federation	9,250,780	24,378,793	—	33,629,573
South Africa	—	7,819,200	—	7,819,200
South Korea	1,625,292	54,459,968	—	56,085,260
Taiwan	9,221,203	44,818,935	—	54,040,138
Thailand	—	3,180,444	—	3,180,444
Uruguay	1,896,596	—	—	1,896,596
Total Common Stocks	118,593,600	316,240,525	2,236,389	437,070,514
Preferred Stocks
Brazil	7,323,333	—	—	7,323,333
South Korea	—	5,933,377	—	5,933,377
Total Preferred Stocks	7,323,333	5,933,377	—	13,256,710
Money Market Funds	9,962,837	—	—	9,962,837
Total Investments in Securities	135,879,770	322,173,902	2,236,389	460,290,061
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $261,270,999)	$450,327,224
Affiliated issuers (cost $9,962,837)	9,962,837
Cash	266
Foreign currency (cost $2,354)	2,354
Receivable for:
Capital shares sold	482,834
Dividends	293,486
Foreign tax reclaims	46,803
Expense reimbursement due from Investment Manager	834
Prepaid expenses	12,776
Total assets	461,129,414
Liabilities
Payable for:
Capital shares purchased	1,464,551
Foreign capital gains taxes deferred	2,202,992
Management services fees	13,417
Distribution and/or service fees	1,384
Service fees	13,667
Compensation of board members	114,534
Compensation of chief compliance officer	44
Other expenses	47,970
Total liabilities	3,858,559
Net assets applicable to outstanding capital stock	$457,270,855
Represented by
Paid in capital	216,687,637
Total distributable earnings (loss)	240,583,218
Total - representing net assets applicable to outstanding capital stock	$457,270,855
Class 1
Net assets	$130,869,832
Shares outstanding	5,789,568
Net asset value per share	$22.60
Class 2
Net assets	$90,978,587
Shares outstanding	4,068,353
Net asset value per share	$22.36
Class 3
Net assets	$235,422,436
Shares outstanding	10,462,304
Net asset value per share	$22.50
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,595,507
Dividends — affiliated issuers	1,388
Foreign taxes withheld	(362,420)
Total income	2,234,475
Expenses:
Management services fees	2,560,132
Distribution and/or service fees
Class 2	104,107
Class 3	143,448
Service fees	93,032
Compensation of board members	27,125
Custodian fees	89,742
Printing and postage fees	15,675
Audit fees	18,426
Legal fees	8,132
Interest on interfund lending	180
Compensation of chief compliance officer	48
Other	42,890
Total expenses	3,102,937
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(186,164)
Total net expenses	2,916,773
Net investment loss	(682,298)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	58,241,364
Foreign currency translations	(32,017)
Net realized gain	58,209,347
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(21,292,749)
Foreign currency translations	(1,233)
Foreign capital gains tax	(71,309)
Net change in unrealized appreciation (depreciation)	(21,365,291)
Net realized and unrealized gain	36,844,056
Net increase in net assets resulting from operations	$36,161,758
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment loss	$(682,298)	$(575,105)
Net realized gain	58,209,347	17,421,318
Net change in unrealized appreciation (depreciation)	(21,365,291)	100,973,714
Net increase in net assets resulting from operations	36,161,758	117,819,927
Distributions to shareholders
Net investment income and net realized gains
Class 1	(6,131,794)	(17,184,859)
Class 2	(3,847,632)	(7,093,772)
Class 3	(10,278,225)	(23,201,660)
Total distributions to shareholders	(20,257,651)	(47,480,291)
Increase (decrease) in net assets from capital stock activity	(27,516,264)	12,189,849
Total increase (decrease) in net assets	(11,612,157)	82,529,485
Net assets at beginning of period	468,883,012	386,353,527
Net assets at end of period	$457,270,855	$468,883,012

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	74,072	1,688,966	874,539	14,585,879
Distributions reinvested	272,325	6,131,794	1,105,769	17,184,859
Redemptions	(2,376,681)	(54,635,711)	(1,220,287)	(21,626,925)
Net increase (decrease)	(2,030,284)	(46,814,951)	760,021	10,143,813
Class 2
Subscriptions	520,926	11,899,237	524,846	9,534,366
Distributions reinvested	172,269	3,847,632	459,958	7,093,772
Redemptions	(111,710)	(2,512,817)	(471,860)	(8,007,169)
Net increase	581,485	13,234,052	512,944	8,620,969
Class 3
Subscriptions	166,506	3,811,575	118,035	2,077,123
Distributions reinvested	457,739	10,278,225	1,497,424	23,201,660
Redemptions	(351,912)	(8,025,165)	(1,825,799)	(31,853,716)
Net increase (decrease)	272,333	6,064,635	(210,340)	(6,574,933)
Total net increase (decrease)	(1,176,466)	(27,516,264)	1,062,625	12,189,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$21.90	(0.02)	1.76	1.74	(0.24)	(0.80)	(1.04)
Year Ended 12/31/2020	$18.98	(0.01)	5.36	5.35	(0.12)	(2.31)	(2.43)
Year Ended 12/31/2019	$16.38	0.09	4.79	4.88	(0.04)	(2.25)	(2.29)
Year Ended 12/31/2018	$21.04	0.14	(4.67)	(4.53)	(0.13)	—	(0.13)
Year Ended 12/31/2017	$14.29	0.05	6.73	6.78	(0.03)	—	(0.03)
Year Ended 12/31/2016	$13.61	0.03	0.67	0.70	(0.02)	—	(0.02)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$21.66	(0.05)	1.75	1.70	(0.20)	(0.80)	(1.00)
Year Ended 12/31/2020	$18.78	(0.05)	5.32	5.27	(0.08)	(2.31)	(2.39)
Year Ended 12/31/2019	$16.26	0.06	4.73	4.79	(0.02)	(2.25)	(2.27)
Year Ended 12/31/2018	$20.84	0.06	(4.59)	(4.53)	(0.05)	—	(0.05)
Year Ended 12/31/2017	$14.17	0.01	6.66	6.67	(0.00)(g)	—	(0.00)(g)
Year Ended 12/31/2016	$13.53	0.02	0.63	0.65	(0.01)	—	(0.01)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$21.80	(0.03)	1.75	1.72	(0.22)	(0.80)	(1.02)
Year Ended 12/31/2020	$18.89	(0.03)	5.35	5.32	(0.10)	(2.31)	(2.41)
Year Ended 12/31/2019	$16.33	0.08	4.76	4.84	(0.03)	(2.25)	(2.28)
Year Ended 12/31/2018	$20.96	0.09	(4.63)	(4.54)	(0.09)	—	(0.09)
Year Ended 12/31/2017	$14.24	0.03	6.71	6.74	(0.02)	—	(0.02)
Year Ended 12/31/2016	$13.58	0.04	0.63	0.67	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(g)	Rounds to zero.
(h)	The Fund received a payment from an affiliate which had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	—	$22.60	8.00%	1.22%(c),(d)	1.14%(c),(d)	(0.20%)(c)	15%	$130,870
Year Ended 12/31/2020	—	$21.90	33.61%	1.23%(d),(e)	1.14%(d),(e)	(0.05%)	26%	$171,261
Year Ended 12/31/2019	0.01	$18.98	31.50%(f)	1.22%(d)	1.17%(d)	0.53%	26%	$133,990
Year Ended 12/31/2018	—	$16.38	(21.62%)	1.20%(d)	1.20%(d)	0.70%	41%	$196,720
Year Ended 12/31/2017	—	$21.04	47.51%	1.25%(e)	1.24%(e)	0.31%	43%	$457,065
Year Ended 12/31/2016	—	$14.29	5.13%	1.29%(e)	1.27%(e)	0.25%	74%	$408,360
Class 2
Six Months Ended 6/30/2021 (Unaudited)	—	$22.36	7.87%	1.48%(c),(d)	1.39%(c),(d)	(0.42%)(c)	15%	$90,979
Year Ended 12/31/2020	—	$21.66	33.31%	1.48%(d),(e)	1.39%(d),(e)	(0.30%)	26%	$75,522
Year Ended 12/31/2019	0.00(g)	$18.78	31.13%(h)	1.47%(d)	1.42%(d)	0.33%	26%	$55,859
Year Ended 12/31/2018	—	$16.26	(21.78%)	1.47%(d)	1.46%(d)	0.33%	41%	$42,531
Year Ended 12/31/2017	—	$20.84	47.10%	1.50%(e)	1.48%(e)	0.04%	43%	$46,421
Year Ended 12/31/2016	—	$14.17	4.81%	1.54%(e)	1.52%(e)	0.14%	74%	$21,331
Class 3
Six Months Ended 6/30/2021 (Unaudited)	—	$22.50	7.92%	1.35%(c),(d)	1.27%(c),(d)	(0.30%)(c)	15%	$235,422
Year Ended 12/31/2020	—	$21.80	33.51%	1.35%(d),(e)	1.27%(d),(e)	(0.18%)	26%	$222,100
Year Ended 12/31/2019	0.00(g)	$18.89	31.29%(h)	1.34%(d)	1.29%(d)	0.45%	26%	$196,505
Year Ended 12/31/2018	—	$16.33	(21.73%)	1.34%(d)	1.33%(d)	0.44%	41%	$173,529
Year Ended 12/31/2017	—	$20.96	47.34%	1.37%(e)	1.36%(e)	0.18%	43%	$244,408
Year Ended 12/31/2016	—	$14.24	4.97%	1.42%(e)	1.40%(e)	0.26%	74%	$183,897
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 1.10% of the Fund’s average daily net assets.
18	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through April 30, 2022	May 1, 2021 through June 30, 2021	Prior to May 1, 2021
Class 1	1.13%	1.14%	1.14%
Class 2	1.38	1.39	1.39
Class 3	1.255	1.265	1.265
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
271,234,000	199,772,000	(10,716,000)	189,056,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $68,757,504 and $125,660,654, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
20	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	558,824	0.68	17
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund is more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Fund’s portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
22	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 99.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
26	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-2001 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Disciplined Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Disciplined Core Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since June 2021
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	17.34	37.70	16.61	14.01
Class 2	05/03/10	17.19	37.33	16.33	13.73
Class 3	10/13/81	17.27	37.52	16.47	13.87
S&P 500 Index		15.25	40.79	17.65	14.84
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	11.5
Consumer Discretionary	12.0
Consumer Staples	5.7
Energy	2.6
Financials	11.0
Health Care	13.2
Industrials	8.4
Information Technology	28.0
Materials	2.4
Real Estate	2.8
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,173.40	1,021.52	3.56	3.31	0.66
Class 2	1,000.00	1,000.00	1,171.90	1,020.23	4.95	4.61	0.92
Class 3	1,000.00	1,000.00	1,172.70	1,020.88	4.26	3.96	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 11.3%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	402,840	22,571,125
Interactive Media & Services 9.4%
Alphabet, Inc., Class A(a)	101,200	247,109,148
Facebook, Inc., Class A(a)	510,900	177,645,039
Total		424,754,187
Media 1.4%
Interpublic Group of Companies, Inc. (The)	1,870,306	60,766,242
Total Communication Services		508,091,554
Consumer Discretionary 11.8%
Automobiles 0.6%
Tesla Motors, Inc.(a)	36,300	24,673,110
Distributors 0.2%
Genuine Parts Co.	77,700	9,826,719
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	336,335	49,101,547
Penn National Gaming, Inc.(a)	122,900	9,400,621
Total		58,502,168
Household Durables 2.0%
Lennar Corp., Class A	315,400	31,334,990
PulteGroup, Inc.	1,062,300	57,969,711
Total		89,304,701
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.(a)	36,300	124,877,808
Etsy, Inc.(a)	31,690	6,523,069
Total		131,400,877
Multiline Retail 1.8%
Target Corp.	331,700	80,185,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.0%
Best Buy Co., Inc.	55,742	6,409,215
L Brands, Inc.	399,300	28,773,558
Lowe’s Companies, Inc.	367,000	71,186,990
Ross Stores, Inc.	246,511	30,567,364
Total		136,937,127
Total Consumer Discretionary		530,829,860
Consumer Staples 5.6%
Food & Staples Retailing 1.5%
Kroger Co. (The)	1,755,300	67,245,543
Food Products 0.4%
Kraft Heinz Co. (The)	628	25,610
Tyson Foods, Inc., Class A	237,700	17,532,752
Total		17,558,362
Household Products 1.0%
Procter & Gamble Co. (The)	349,300	47,131,049
Tobacco 2.7%
Altria Group, Inc.	1,687,400	80,455,232
Philip Morris International, Inc.	410,200	40,654,922
Total		121,110,154
Total Consumer Staples		253,045,108
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	731,900	61,069,736
HollyFrontier Corp.	271,553	8,934,094
Kinder Morgan, Inc.	2,395,227	43,664,988
Total		113,668,818
Total Energy		113,668,818
Financials 10.8%
Banks 4.0%
Citigroup, Inc.	1,173,600	83,032,200
Citizens Financial Group, Inc.	1,660,100	76,148,787
JPMorgan Chase & Co.	47,300	7,357,042
Regions Financial Corp.	640,200	12,919,236
Total		179,457,265
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.2%
BlackRock, Inc.	75,900	66,410,223
Morgan Stanley	500,400	45,881,676
S&P Global, Inc.	16,600	6,813,470
T. Rowe Price Group, Inc.	348,400	68,972,748
Total		188,078,117
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a)	41,100	11,422,512
Insurance 2.4%
Allstate Corp. (The)	449,100	58,580,604
Arthur J Gallagher & Co.	182,500	25,564,600
MetLife, Inc.	404,100	24,185,385
Total		108,330,589
Total Financials		487,288,483
Health Care 13.0%
Biotechnology 1.8%
AbbVie, Inc.	257,485	29,003,110
Biogen, Inc.(a)	12,113	4,194,369
BioMarin Pharmaceutical, Inc.(a)	143,500	11,973,640
Regeneron Pharmaceuticals, Inc.(a)	25,954	14,496,347
Vertex Pharmaceuticals, Inc.(a)	106,338	21,440,931
Total		81,108,397
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	559,800	64,897,614
Dentsply Sirona, Inc.	50,170	3,173,754
Total		68,071,368
Health Care Providers & Services 2.8%
HCA Healthcare, Inc.	294,400	60,864,256
Humana, Inc.	56,600	25,057,952
McKesson Corp.	211,900	40,523,756
Total		126,445,964
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	265,600	64,360,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	1,366,400	91,302,848
Johnson & Johnson	331,100	54,545,414
Pfizer, Inc.	2,516,800	98,557,888
Total		244,406,150
Total Health Care		584,392,071
Industrials 8.3%
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	312,500	64,990,625
Airlines 0.2%
Delta Air Lines, Inc.(a)	115,100	4,979,226
Southwest Airlines Co.(a)	106,400	5,648,776
Total		10,628,002
Construction & Engineering 0.3%
Quanta Services, Inc.	165,278	14,969,228
Electrical Equipment 0.6%
Emerson Electric Co.	263,600	25,368,864
Machinery 4.6%
Deere & Co.	247,600	87,330,996
Parker-Hannifin Corp.	240,100	73,737,111
Snap-On, Inc.	202,564	45,258,875
Total		206,326,982
Professional Services 0.4%
Robert Half International, Inc.	178,500	15,881,145
Road & Rail 0.8%
Norfolk Southern Corp.	131,000	34,768,710
Total Industrials		372,933,556
Information Technology 27.5%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,879,000	99,587,000
IT Services 3.4%
Accenture PLC, Class A	313,900	92,534,581
MasterCard, Inc., Class A	112,600	41,109,134
VeriSign, Inc.(a)	90,880	20,692,467
Total		154,336,182

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	808,900	75,979,977
Broadcom, Inc.	184,600	88,024,664
Intel Corp.	826,300	46,388,482
Total		210,393,123
Software 11.1%
Adobe, Inc.(a)	153,100	89,661,484
Autodesk, Inc.(a)	277,000	80,856,300
Fortinet, Inc.(a)	340,200	81,032,238
Microsoft Corp.	911,200	246,844,080
Total		498,394,102
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.(b)	1,990,700	272,646,272
Total Information Technology		1,235,356,679
Materials 2.4%
Chemicals 1.8%
Dow, Inc.	1,242,000	78,593,760
Containers & Packaging 0.5%
International Paper Co.	366,100	22,445,591
Metals & Mining 0.1%
Nucor Corp.	61,100	5,861,323
Total Materials		106,900,674
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Public Storage	102,300	30,760,587
Simon Property Group, Inc.	128,600	16,779,728
Weyerhaeuser Co.	2,162,300	74,426,366
Total		121,966,681
Total Real Estate		121,966,681
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.3%
Electric Utilities 1.5%
Evergy, Inc.	217,200	13,125,396
NRG Energy, Inc.	1,180,800	47,586,240
PPL Corp.	219,000	6,125,430
Total		66,837,066
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	315,200	8,217,264
Multi-Utilities 0.6%
DTE Energy Co.	219,300	28,421,280
Total Utilities		103,475,610
Total Common Stocks (Cost $3,247,530,489)		4,417,949,094

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(d)	57,337,095	57,331,362
Total Money Market Funds (Cost $57,331,362)		57,331,362
Total Investments in Securities (Cost: $3,304,861,851)		4,475,280,456
Other Assets & Liabilities, Net		21,972,062
Net Assets		4,497,252,518

At June 30, 2021, securities and/or cash totaling $5,889,280 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	306	09/2021	USD	65,615,580	911,886	—
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	79,402,628	183,970,402	(206,041,668)	—	57,331,362	—	26,013	57,337,095
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	508,091,554	—	—	508,091,554
Consumer Discretionary	530,829,860	—	—	530,829,860
Consumer Staples	253,045,108	—	—	253,045,108
Energy	113,668,818	—	—	113,668,818
Financials	487,288,483	—	—	487,288,483
Health Care	584,392,071	—	—	584,392,071
Industrials	372,933,556	—	—	372,933,556
Information Technology	1,235,356,679	—	—	1,235,356,679
Materials	106,900,674	—	—	106,900,674
Real Estate	121,966,681	—	—	121,966,681
Utilities	103,475,610	—	—	103,475,610
Total Common Stocks	4,417,949,094	—	—	4,417,949,094
Money Market Funds	57,331,362	—	—	57,331,362
Total Investments in Securities	4,475,280,456	—	—	4,475,280,456
Investments in Derivatives
Asset
Futures Contracts	911,886	—	—	911,886
Total	4,476,192,342	—	—	4,476,192,342
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,247,530,489)	$4,417,949,094
Affiliated issuers (cost $57,331,362)	57,331,362
Cash	5,279
Receivable for:
Investments sold	57,216,740
Capital shares sold	8,861
Dividends	4,490,271
Variation margin for futures contracts	100,980
Prepaid expenses	49,948
Total assets	4,537,152,535
Liabilities
Payable for:
Investments purchased	37,263,082
Capital shares purchased	2,157,648
Management services fees	78,536
Distribution and/or service fees	5,242
Service fees	49,127
Compensation of board members	265,224
Compensation of chief compliance officer	505
Other expenses	80,653
Total liabilities	39,900,017
Net assets applicable to outstanding capital stock	$4,497,252,518
Represented by
Trust capital	$4,497,252,518
Total - representing net assets applicable to outstanding capital stock	$4,497,252,518
Class 1
Net assets	$3,013,907,985
Shares outstanding	38,467,247
Net asset value per share	$78.35
Class 2
Net assets	$48,567,292
Shares outstanding	637,190
Net asset value per share	$76.22
Class 3
Net assets	$1,434,777,241
Shares outstanding	18,577,182
Net asset value per share	$77.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$38,597,899
Dividends — affiliated issuers	26,013
Total income	38,623,912
Expenses:
Management services fees	14,492,404
Distribution and/or service fees
Class 2	55,779
Class 3	851,060
Service fees	401,823
Compensation of board members	72,626
Custodian fees	15,914
Printing and postage fees	44,585
Audit fees	14,628
Legal fees	24,230
Interest on collateral	3,220
Compensation of chief compliance officer	416
Other	65,132
Total expenses	16,041,817
Net investment income	22,582,095
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	677,905,821
Futures contracts	12,582,396
Net realized gain	690,488,217
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,988,261
Futures contracts	(1,605,285)
Net change in unrealized appreciation (depreciation)	15,382,976
Net realized and unrealized gain	705,871,193
Net increase in net assets resulting from operations	$728,453,288
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$22,582,095	$63,810,156
Net realized gain	690,488,217	424,606,198
Net change in unrealized appreciation (depreciation)	15,382,976	167,522,286
Net increase in net assets resulting from operations	728,453,288	655,938,640
Decrease in net assets from capital stock activity	(1,272,772,673)	(1,204,268,950)
Total decrease in net assets	(544,319,385)	(548,330,310)
Net assets at beginning of period	5,041,571,903	5,589,902,213
Net assets at end of period	$4,497,252,518	$5,041,571,903

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	99,524	7,267,735	1,781,125	94,242,538
Redemptions	(17,254,081)	(1,211,291,342)	(19,487,540)	(1,165,912,378)
Net decrease	(17,154,557)	(1,204,023,607)	(17,706,415)	(1,071,669,840)
Class 2
Subscriptions	31,435	2,280,243	54,545	2,995,049
Redemptions	(30,816)	(2,188,577)	(106,832)	(6,089,581)
Net increase (decrease)	619	91,666	(52,287)	(3,094,532)
Class 3
Subscriptions	6,483	443,916	5,640	283,752
Redemptions	(961,856)	(69,284,648)	(2,280,577)	(129,788,330)
Net decrease	(955,373)	(68,840,732)	(2,274,937)	(129,504,578)
Total net decrease	(18,109,311)	(1,272,772,673)	(20,033,639)	(1,204,268,950)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$66.77	0.37	11.21	11.58
Year Ended 12/31/2020	$58.51	0.79	7.47	8.26
Year Ended 12/31/2019	$46.89	0.76	10.86	11.62
Year Ended 12/31/2018	$48.64	0.72	(2.47)	(1.75)
Year Ended 12/31/2017	$39.11	0.77	8.76	9.53
Year Ended 12/31/2016	$36.19	0.62	2.30	2.92
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$65.04	0.28	10.90	11.18
Year Ended 12/31/2020	$57.13	0.63	7.28	7.91
Year Ended 12/31/2019	$45.90	0.61	10.62	11.23
Year Ended 12/31/2018	$47.74	0.60	(2.44)	(1.84)
Year Ended 12/31/2017	$38.48	0.65	8.61	9.26
Year Ended 12/31/2016	$35.69	0.52	2.27	2.79
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$65.86	0.33	11.04	11.37
Year Ended 12/31/2020	$57.78	0.71	7.37	8.08
Year Ended 12/31/2019	$46.36	0.68	10.74	11.42
Year Ended 12/31/2018	$48.16	0.65	(2.45)	(1.80)
Year Ended 12/31/2017	$38.77	0.71	8.68	9.39
Year Ended 12/31/2016	$35.92	0.57	2.28	2.85

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$78.35	17.34%	0.66%(c),(d)	0.66%(c),(d)	1.03%(c)	35%	$3,013,908
Year Ended 12/31/2020	$66.77	14.12%	0.66%	0.66%	1.36%	74%	$3,713,795
Year Ended 12/31/2019	$58.51	24.78%	0.66%	0.66%	1.41%	69%	$4,290,429
Year Ended 12/31/2018	$46.89	(3.60%)	0.66%	0.66%	1.42%	74%	$3,650,498
Year Ended 12/31/2017	$48.64	24.37%	0.68%	0.68%	1.79%	69%	$4,219,124
Year Ended 12/31/2016	$39.11	8.07%	0.71%	0.71%	1.70%	80%	$3,583,512
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$76.22	17.19%	0.92%(c),(d)	0.92%(c),(d)	0.80%(c)	35%	$48,567
Year Ended 12/31/2020	$65.04	13.85%	0.91%	0.91%	1.12%	74%	$41,400
Year Ended 12/31/2019	$57.13	24.46%	0.91%	0.91%	1.17%	69%	$39,356
Year Ended 12/31/2018	$45.90	(3.85%)	0.91%	0.91%	1.21%	74%	$28,322
Year Ended 12/31/2017	$47.74	24.07%	0.93%	0.93%	1.54%	69%	$23,671
Year Ended 12/31/2016	$38.48	7.82%	0.96%	0.96%	1.45%	80%	$18,402
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$77.23	17.27%	0.79%(c),(d)	0.79%(c),(d)	0.93%(c)	35%	$1,434,777
Year Ended 12/31/2020	$65.86	13.98%	0.79%	0.79%	1.24%	74%	$1,286,377
Year Ended 12/31/2019	$57.78	24.63%	0.78%	0.78%	1.29%	69%	$1,260,116
Year Ended 12/31/2018	$46.36	(3.74%)	0.78%	0.78%	1.29%	74%	$1,139,339
Year Ended 12/31/2017	$48.16	24.22%	0.81%	0.81%	1.67%	69%	$1,328,984
Year Ended 12/31/2016	$38.77	7.94%	0.83%	0.83%	1.58%	80%	$1,214,003
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
18	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	911,886*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	12,582,396

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,605,285)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	76,151,635

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.64% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
20	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $378,963,992, respectively. The sale transactions resulted in a net realized gain of $144,866,911.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.69%
Class 2	0.94
Class 3	0.815
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,552,287,557 and $2,792,738,559, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan
22	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
26	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
S-2006 AR (8/21)

SemiAnnual Report
June 30, 2021
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Equity Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2018
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Class 1	01/04/18	16.73	39.93	15.67
Class 2	01/04/18	16.57	39.61	15.37
S&P 500 Index		15.25	40.79	16.12
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative. Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	9.3
Consumer Discretionary	14.1
Consumer Staples	5.4
Energy	2.3
Financials	12.4
Health Care	14.4
Industrials	8.8
Information Technology	29.0
Real Estate	1.6
Utilities	2.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,167.30	1,021.47	3.60	3.36	0.67
Class 2	1,000.00	1,000.00	1,165.70	1,020.23	4.94	4.61	0.92
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	5

Portfolio of Investments
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 9.3%
Entertainment 1.5%
Electronic Arts, Inc.	398,962	57,382,705
Interactive Media & Services 5.8%
Alphabet, Inc., Class C(a)	90,223	226,127,709
Media 2.0%
Comcast Corp., Class A	1,387,229	79,099,798
Total Communication Services		362,610,212
Consumer Discretionary 14.1%
Automobiles 1.6%
General Motors Co.(a)	767,156	45,392,620
Tesla Motors, Inc.(a)	23,048	15,665,726
Total		61,058,346
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.(a)	58,655	201,782,585
Multiline Retail 1.5%
Target Corp.	245,223	59,280,208
Specialty Retail 5.8%
Gap, Inc. (The)	1,205,038	40,549,529
Home Depot, Inc. (The)	259,560	82,771,088
TJX Companies, Inc. (The)	784,323	52,879,057
Ulta Beauty, Inc.(a)	141,824	49,038,484
Total		225,238,158
Total Consumer Discretionary		547,359,297
Consumer Staples 5.4%
Food Products 1.5%
Mondelez International, Inc., Class A	938,772	58,616,924
Household Products 2.2%
Procter & Gamble Co. (The)	623,830	84,173,382
Tobacco 1.7%
Philip Morris International, Inc.	674,155	66,815,502
Total Consumer Staples		209,605,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips Co.	808,348	49,228,394
Pioneer Natural Resources Co.	250,485	40,708,822
Total		89,937,216
Total Energy		89,937,216
Financials 12.3%
Banks 4.1%
Bank of America Corp.	2,315,930	95,485,794
Popular, Inc.	437,638	32,844,732
Zions Bancorp	594,342	31,416,918
Total		159,747,444
Capital Markets 6.6%
BlackRock, Inc.	83,804	73,325,986
Charles Schwab Corp. (The)	967,717	70,459,475
Intercontinental Exchange, Inc.	435,900	51,741,330
State Street Corp.	746,515	61,423,254
Total		256,950,045
Insurance 1.6%
Allstate Corp. (The)	488,015	63,656,676
Total Financials		480,354,165
Health Care 14.4%
Biotechnology 3.7%
AbbVie, Inc.	633,121	71,314,749
BioMarin Pharmaceutical, Inc.(a)	300,945	25,110,851
Exact Sciences Corp.(a)	183,752	22,842,211
Horizon Therapeutics PLC(a)	256,193	23,989,913
Total		143,257,724
Health Care Equipment & Supplies 3.4%
Medtronic PLC	565,763	70,228,161
Stryker Corp.	242,072	62,873,361
Total		133,101,522
Health Care Providers & Services 1.6%
Centene Corp.(a)	836,966	61,039,930
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	227,996	55,247,991
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.3%
Eli Lilly & Co.	303,848	69,739,193
Johnson & Johnson	601,402	99,074,965
Total		168,814,158
Total Health Care		561,461,325
Industrials 8.8%
Aerospace & Defense 1.0%
Howmet Aerospace, Inc.(a)	1,155,458	39,828,637
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	298,186	62,013,742
Airlines 1.1%
Southwest Airlines Co.(a)	827,630	43,938,877
Building Products 2.4%
Masco Corp.	757,085	44,599,877
Trane Technologies PLC	256,671	47,263,398
Total		91,863,275
Machinery 1.1%
AGCO Corp.	332,186	43,310,411
Road & Rail 1.6%
Union Pacific Corp.	270,908	59,580,797
Total Industrials		340,535,739
Information Technology 28.9%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,322,365	70,085,345
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	385,161	52,077,619
IT Services 4.4%
Fiserv, Inc.(a)	480,289	51,338,091
MasterCard, Inc., Class A	218,786	79,876,581
Square, Inc., Class A(a)	164,898	40,202,132
Total		171,416,804
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	439,682	62,610,717
Broadcom, Inc.	141,434	67,441,388
NVIDIA Corp.	94,988	75,999,899
NXP Semiconductors NV	256,068	52,678,309
Total		258,730,313
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.5%
Adobe, Inc.(a)	128,943	75,514,178
Intuit, Inc.	120,864	59,243,907
Microsoft Corp.	1,006,572	272,680,355
Total		407,438,440
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	1,215,087	166,418,316
Total Information Technology		1,126,166,837
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
Prologis, Inc.	529,010	63,232,565
Total Real Estate		63,232,565
Utilities 2.7%
Multi-Utilities 2.7%
Ameren Corp.	646,132	51,716,405
DTE Energy Co.	409,590	53,082,864
Total		104,799,269
Total Utilities		104,799,269
Total Common Stocks (Cost $3,085,917,580)		3,886,062,433

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	12,401,002	12,399,761
Total Money Market Funds (Cost $12,399,454)		12,399,761
Total Investments in Securities (Cost: $3,098,317,034)		3,898,462,194
Other Assets & Liabilities, Net		(3,084,950)
Net Assets		3,895,377,244

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	30,928,636	1,231,305,022	(1,249,833,897)	—	12,399,761	—	24,725	12,401,002
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	362,610,212	—	—	362,610,212
Consumer Discretionary	547,359,297	—	—	547,359,297
Consumer Staples	209,605,808	—	—	209,605,808
Energy	89,937,216	—	—	89,937,216
Financials	480,354,165	—	—	480,354,165
Health Care	561,461,325	—	—	561,461,325
Industrials	340,535,739	—	—	340,535,739
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
June 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	1,126,166,837	—	—	1,126,166,837
Real Estate	63,232,565	—	—	63,232,565
Utilities	104,799,269	—	—	104,799,269
Total Common Stocks	3,886,062,433	—	—	3,886,062,433
Money Market Funds	12,399,761	—	—	12,399,761
Total Investments in Securities	3,898,462,194	—	—	3,898,462,194
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,085,917,580)	$3,886,062,433
Affiliated issuers (cost $12,399,454)	12,399,761
Receivable for:
Dividends	3,146,221
Foreign tax reclaims	129,615
Prepaid expenses	28,651
Total assets	3,901,766,681
Liabilities
Due to custodian	46,228
Payable for:
Capital shares purchased	6,204,561
Management services fees	69,857
Compensation of board members	40,838
Compensation of chief compliance officer	238
Other expenses	27,715
Total liabilities	6,389,437
Net assets applicable to outstanding capital stock	$3,895,377,244
Represented by
Trust capital	$3,895,377,244
Total - representing net assets applicable to outstanding capital stock	$3,895,377,244
Class 1
Net assets	$3,895,373,128
Shares outstanding	234,543,393
Net asset value per share	$16.61
Class 2
Net assets	$4,116
Shares outstanding	250
Net asset value per share	$16.46
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,156,873
Dividends — affiliated issuers	24,725
Interfund lending	521
Foreign taxes withheld	(71,457)
Total income	24,110,662
Expenses:
Management services fees	10,547,913
Distribution and/or service fees
Class 2	5
Compensation of board members	28,073
Custodian fees	9,139
Printing and postage fees	1,779
Audit fees	14,628
Legal fees	23,129
Compensation of chief compliance officer	275
Other	4,105
Total expenses	10,629,046
Net investment income	13,481,616
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	75,268,961
Net realized gain	75,268,961
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	404,930,470
Net change in unrealized appreciation (depreciation)	404,930,470
Net realized and unrealized gain	480,199,431
Net increase in net assets resulting from operations	$493,681,047
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$13,481,616	$22,457,061
Net realized gain	75,268,961	69,762,402
Net change in unrealized appreciation (depreciation)	404,930,470	186,342,352
Net increase in net assets resulting from operations	493,681,047	278,561,815
Increase in net assets from capital stock activity	1,331,961,154	443,342,869
Total increase in net assets	1,825,642,201	721,904,684
Net assets at beginning of period	2,069,735,043	1,347,830,359
Net assets at end of period	$3,895,377,244	$2,069,735,043

	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	95,166,400	1,429,646,331	38,091,456	517,924,683
Redemptions	(6,072,887)	(97,685,177)	(6,022,948)	(74,581,814)
Net increase	89,093,513	1,331,961,154	32,068,508	443,342,869
Total net increase	89,093,513	1,331,961,154	32,068,508	443,342,869
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$14.23	0.07	2.31	2.38
Year Ended 12/31/2020	$11.89	0.19	2.15	2.34
Year Ended 12/31/2019	$9.29	0.13	2.47	2.60
Year Ended 12/31/2018(d)	$10.00	0.13	(0.84)	(0.71)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$14.12	0.04	2.30	2.34
Year Ended 12/31/2020	$11.83	0.16	2.13	2.29
Year Ended 12/31/2019	$9.27	0.10	2.46	2.56
Year Ended 12/31/2018(d)	$10.00	0.09	(0.82)	(0.73)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on January 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$16.61	16.73%	0.67%(c)	0.67%(c)	0.85%(c)	29%	$3,895,373
Year Ended 12/31/2020	$14.23	19.68%	0.73%	0.69%	1.59%	65%	$2,069,732
Year Ended 12/31/2019	$11.89	27.99%	0.74%	0.69%	1.25%	59%	$1,347,827
Year Ended 12/31/2018(d)	$9.29	(7.10%)	0.75%(c)	0.69%(c)	1.27%(c)	58%	$1,070,480
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$16.46	16.57%	0.92%(c)	0.92%(c)	0.58%(c)	29%	$4
Year Ended 12/31/2020	$14.12	19.36%	0.97%	0.94%	1.32%	65%	$4
Year Ended 12/31/2019	$11.83	27.62%	0.97%	0.94%	0.97%	59%	$3
Year Ended 12/31/2018(d)	$9.27	(7.30%)	0.97%(c)	0.94%(c)	0.84%(c)	58%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	15

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.67% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Transactions with affiliates
For the six months ended June 30, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $473,190,545 and $0, respectively.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. For the six months ended June 30, 2021, there were no assets subject to the service fee.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2022
Class 1	0.69%
Class 2	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,265,097,859 and $896,025,555, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	13,550,000	0.69	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
20	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2021.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	23

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
24	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
C-2036 AR (8/21)

SemiAnnual Report
June 30, 2021
Portfolio Navigator Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Portfolio Navigator Funds  |  Semiannual Report 2021

Fund at a Glance
Variable Portfolio – Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	1.95	9.06	5.17	4.42
Class 2	05/07/10	1.78	8.70	5.04	4.35
Class 4	05/07/10	1.84	8.77	5.04	4.36
Blended Benchmark		1.24	7.01	5.63	5.25
Bloomberg Barclays U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39
Russell 3000 Index		15.11	44.16	17.89	14.70
MSCI EAFE Index (Net)		8.83	32.35	10.28	5.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2021	3

Fund at a Glance   (continued)
Variable Portfolio – Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Alternative Strategies Funds	0.1
Equity Funds	20.8
Fixed Income Funds	75.8
Money Market Funds	3.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Portfolio Navigator Funds | Semiannual Report 2021

Fund at a Glance
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	4.10	14.34	6.98	5.63
Class 2	05/07/10	4.01	14.08	6.86	5.57
Class 4	05/07/10	4.06	14.12	6.86	5.58
Blended Benchmark		3.38	12.73	7.53	6.56
Bloomberg Barclays U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39
Russell 3000 Index		15.11	44.16	17.89	14.70
MSCI EAFE Index (Net)		8.83	32.35	10.28	5.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2021	5

Fund at a Glance   (continued)
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Alternative Strategies Funds	0.2
Equity Funds	34.6
Fixed Income Funds	61.7
Money Market Funds	3.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Portfolio Navigator Funds | Semiannual Report 2021

Fund at a Glance
Variable Portfolio – Moderate Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	6.54	20.39	8.90	6.90
Class 2	05/07/10	6.42	20.11	8.78	6.84
Class 4	05/07/10	6.46	20.08	8.78	6.84
Blended Benchmark		5.62	18.79	9.47	7.92
Bloomberg Barclays U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39
Russell 3000 Index		15.11	44.16	17.89	14.70
MSCI EAFE Index (Net)		8.83	32.35	10.28	5.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2021	7

Fund at a Glance   (continued)
Variable Portfolio – Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Alternative Strategies Funds	0.3
Equity Funds	49.2
Fixed Income Funds	46.4
Money Market Funds	4.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Portfolio Navigator Funds | Semiannual Report 2021

Fund at a Glance
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	9.12	26.55	10.61	8.00
Class 2	05/07/10	8.93	26.21	10.49	7.94
Class 4	05/07/10	8.96	26.21	10.49	7.95
Blended Benchmark		7.89	25.09	11.39	9.25
Russell 3000 Index		15.11	44.16	17.89	14.70
Bloomberg Barclays U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39
MSCI EAFE Index (Net)		8.83	32.35	10.28	5.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2021	9

Fund at a Glance   (continued)
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Alternative Strategies Funds	0.4
Equity Funds	63.7
Fixed Income Funds	30.0
Money Market Funds	5.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Portfolio Navigator Funds | Semiannual Report 2021

Fund at a Glance
Variable Portfolio – Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	11.50	32.91	12.33	9.11
Class 2	05/07/10	11.41	32.63	12.21	9.05
Class 4	05/07/10	11.40	32.63	12.21	9.05
Blended Benchmark		10.13	31.53	13.20	10.45
Russell 3000 Index		15.11	44.16	17.89	14.70
MSCI EAFE Index (Net)		8.83	32.35	10.28	5.89
Bloomberg Barclays U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2021	11

Fund at a Glance   (continued)
Variable Portfolio – Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Alternative Strategies Funds	0.4
Equity Funds	78.2
Fixed Income Funds	15.8
Money Market Funds	5.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Portfolio Navigator Funds | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Conservative Portfolio
Class 1	1,000.00	1,000.00	1,019.50	1,024.20	0.60	0.60	0.12	3.30	3.31	0.66
Class 2	1,000.00	1,000.00	1,017.80	1,022.96	1.85	1.86	0.37	4.55	4.56	0.91
Class 4	1,000.00	1,000.00	1,018.40	1,022.96	1.85	1.86	0.37	4.55	4.56	0.91
Variable Portfolio – Moderately Conservative Portfolio
Class 1	1,000.00	1,000.00	1,041.00	1,024.20	0.61	0.60	0.12	3.49	3.46	0.69
Class 2	1,000.00	1,000.00	1,040.10	1,022.96	1.87	1.86	0.37	4.75	4.71	0.94
Class 4	1,000.00	1,000.00	1,040.60	1,022.96	1.87	1.86	0.37	4.76	4.71	0.94
Portfolio Navigator Funds | Semiannual Report 2021	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Moderate Portfolio
Class 1	1,000.00	1,000.00	1,065.40	1,024.15	0.67	0.65	0.13	3.69	3.61	0.72
Class 2	1,000.00	1,000.00	1,064.20	1,022.91	1.94	1.91	0.38	4.96	4.87	0.97
Class 4	1,000.00	1,000.00	1,064.60	1,022.91	1.95	1.91	0.38	4.97	4.87	0.97
Variable Portfolio – Moderately Aggressive Portfolio
Class 1	1,000.00	1,000.00	1,091.20	1,024.15	0.67	0.65	0.13	3.94	3.81	0.76
Class 2	1,000.00	1,000.00	1,089.30	1,022.91	1.97	1.91	0.38	5.23	5.07	1.01
Class 4	1,000.00	1,000.00	1,089.60	1,022.91	1.97	1.91	0.38	5.23	5.07	1.01
Variable Portfolio – Aggressive Portfolio
Class 1	1,000.00	1,000.00	1,115.00	1,024.15	0.68	0.65	0.13	4.25	4.07	0.81
Class 2	1,000.00	1,000.00	1,114.10	1,022.91	1.99	1.91	0.38	5.56	5.32	1.06
Class 4	1,000.00	1,000.00	1,114.00	1,022.91	1.99	1.91	0.38	5.56	5.32	1.06
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
14	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	156,241	842,138
Total Alternative Strategies Funds (Cost $724,155)		842,138

Equity Funds 20.6%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	255,687	2,467,381
International 7.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	891,795	20,154,564
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,835,961	42,539,412
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	417,664	5,500,639
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	869,823	12,273,205
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,151,746	11,724,769
Total		92,192,589
U.S. Large Cap 12.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	551,628	20,945,313
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	268,003	20,998,033
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	352,123	12,197,550
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,578,935	42,836,101
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	338,558	12,130,514
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	109,545	6,169,561
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	172,153	5,970,275
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	92,309	6,256,715
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	192,512	6,089,167
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	609,608	19,848,843
Total		153,442,072
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	139,115	2,854,639
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	119,006	3,841,535
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	128,153	4,978,738
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	38,209	1,400,748
Total		13,075,660
Total Equity Funds (Cost $195,944,397)		261,177,702

Fixed Income Funds 75.4%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	784,626	7,563,793
Investment Grade 74.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	14,747,426	170,775,197
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,755,078	37,813,639
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,201,062	37,676,501
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,627,402	50,392,408
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,513,530	87,833,169
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	13,330,710	151,836,789
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	3,694,644	37,907,041
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	32,109,349	371,826,254
Total		946,060,998
Total Fixed Income Funds (Cost $908,242,482)		953,624,791

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	15

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2021 (Unaudited)
Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(a),(c)	41,638,822	41,634,658
Total Money Market Funds (Cost $41,634,658)		41,634,658
Total Investments in Securities (Cost: $1,146,545,692)		1,257,279,289
Other Assets & Liabilities, Net		8,084,960
Net Assets		1,265,364,249
At June 30, 2021, securities and/or cash totaling $8,024,917 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	10	09/2021	USD	1,153,900	—	(11,500)
S&P 500 Index E-mini	86	09/2021	USD	18,440,980	223,387	—
TOPIX Index	18	09/2021	JPY	349,740,000	—	(26,300)
U.S. Treasury 10-Year Note	232	09/2021	USD	30,740,000	209,751	—
U.S. Ultra Treasury Bond	40	09/2021	USD	7,707,500	391,153	—
Total					824,291	(37,800)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(24)	09/2021	USD	(2,764,920)	72,656	—
MSCI Emerging Markets Index	(190)	09/2021	USD	(12,965,600)	91,086	—
Total					163,742	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	38,478,088	71,341,991	(68,187,319)	1,898	41,634,658	—	(1,898)	15,794	41,638,822
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,602,958	3,469	(1,167,483)	403,194	842,138	—	(69,927)	—	156,241
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	24,126,863	64,357	(3,666,085)	420,178	20,945,313	—	3,018,484	—	551,628
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	21,204,278	970,924	(2,339,199)	1,162,030	20,998,033	—	2,430,938	—	268,003
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	4,288,229	—	(3,700,966)	(587,263)	—	—	758,421	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	8,226,376	344,900	(724,256)	(283,227)	7,563,793	—	6,938	175,012	784,626
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	18,628,680	927,635	—	598,249	20,154,564	690,923	—	202,667	891,795
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	5,649,106	—	(6,122,250)	473,144	—	—	(473,144)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	199,369,510	927,771	(26,926,288)	(2,595,796)	170,775,197	—	3,213,331	—	14,747,426
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,106,355	1,288,222	(7,705,018)	(1,492,009)	12,197,550	—	4,100,184	—	352,123
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	10,138,776	31,439,841	(3,764,730)	(248)	37,813,639	—	25,218	—	3,755,078
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,868,436	493,946	(3,721,390)	(2,964,491)	37,676,501	—	700,674	—	3,201,062
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	29,823,653	13,484,823	(2,297,169)	1,528,105	42,539,412	869,298	589,662	407,004	2,835,961
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	22,527,557	21,579,895	(4,799,154)	3,527,803	42,836,101	—	2,706,727	—	2,578,935
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	15,832,440	3,352,545	(7,342,544)	288,073	12,130,514	—	2,193,240	—	338,558
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,464,367	9,531,162	(8,916,238)	(224,652)	2,854,639	—	863,234	—	139,115
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,820,736	27,953	(160,056)	152,902	3,841,535	—	154,256	—	119,006
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	5,465,781	—	(7,439,042)	1,973,261	—	—	(1,948,417)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	60,374,716	147,229	(9,899,103)	(230,434)	50,392,408	—	598,057	—	4,627,402
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	61,708,475	42,313,662	(15,053,576)	(1,135,392)	87,833,169	—	809,541	—	7,513,530
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	2,873,844	9,707	(984,673)	568,503	2,467,381	—	(44,260)	—	255,687
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	19,433,668	2,835,102	(18,829,509)	(3,439,261)	—	1,970,752	1,567,542	830,305	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	20,899,682	192,985	(8,437,594)	(6,485,512)	6,169,561	—	7,055,038	—	109,545
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	18,293,094	17,022	(12,159,835)	(6,150,281)	—	—	7,286,546	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	28,556,023	226,294	(18,580,353)	(4,231,689)	5,970,275	—	5,613,936	—	172,153
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	14,436,102	99,438	(4,564,071)	(3,714,754)	6,256,715	—	4,047,511	—	92,309
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	15,234,064	35,252	(9,386,398)	206,249	6,089,167	—	1,049,020	—	192,512
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	136,219,530	32,788,077	(14,295,113)	(2,875,705)	151,836,789	—	1,051,358	—	13,330,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	17

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	11,692,953	17,022	(8,730,938)	(2,979,037)	—	—	4,290,490	—	—
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	37,127,862	4,036,321	(3,044,599)	(212,543)	37,907,041	—	(6,670)	—	3,694,644
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	12,356,177	17,022	(8,198,247)	(4,174,952)	—	—	4,393,127	—	—
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	358,268,789	29,146,222	(11,104,290)	(4,484,467)	371,826,254	—	398,548	—	32,109,349
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,248,916	613,739	(5,032,600)	(2,981,212)	19,848,843	—	6,240,344	—	609,608
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	27,701,503	225,013	(17,699,351)	(4,726,526)	5,500,639	—	6,169,858	110,775	417,664
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	20,568,353	666,314	(6,816,017)	(2,145,445)	12,273,205	552,427	2,716,707	8,923	869,823
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	20,162,763	408,303	(9,363,304)	517,007	11,724,769	—	942,475	290,193	1,151,746
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,634,141	56,990	(506,347)	(206,046)	4,978,738	—	784,790	—	128,153
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,264,162	1,092,994	(2,706,052)	(1,250,356)	1,400,748	—	2,219,178	—	38,209
Total	1,378,677,006			(47,750,702)	1,257,279,289	4,083,400	75,451,057	2,040,673

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	842,138	842,138
Equity Funds	—	—	—	261,177,702	261,177,702
Fixed Income Funds	—	—	—	953,624,791	953,624,791
Money Market Funds	41,634,658	—	—	—	41,634,658
Total Investments in Securities	41,634,658	—	—	1,215,644,631	1,257,279,289
Investments in Derivatives
Asset
Futures Contracts	988,033	—	—	—	988,033
Liability
Futures Contracts	(37,800)	—	—	—	(37,800)
Total	42,584,891	—	—	1,215,644,631	1,258,229,522
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	19

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,406,028	7,578,490
Total Alternative Strategies Funds (Cost $7,043,047)		7,578,490

Equity Funds 34.5%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,319,458	12,732,764
International 10.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	692,147	15,642,515
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	8,930,625	133,959,379
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	5,821,425	76,668,175
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,393,077	47,876,314
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	4,995,282	50,851,967
Total		324,998,350
U.S. Large Cap 21.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,636,011	62,119,318
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	789,963	61,893,606
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,835,319	63,575,462
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	7,518,622	124,884,314
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,710,939	61,302,951
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	919,575	51,790,447
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,468,807	50,938,243
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	771,158	52,269,092
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,605,924	50,795,362
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,361,117	76,877,985
Total		656,446,780
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	269,250	10,850,772
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	230,914	10,368,047
Total		21,218,819
U.S. Small Cap 1.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	541,605	11,113,721
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	348,384	11,245,844
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	373,370	14,505,435
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	182,421	6,687,549
Total		43,552,549
Total Equity Funds (Cost $716,879,780)		1,058,949,262

Fixed Income Funds 61.4%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,920,583	18,514,426
Investment Grade 60.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	22,662,000	262,425,956
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,114,480	61,572,813
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,320,975	62,627,879
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,620,644	61,208,810
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,195,339	201,013,518
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	29,853,425	340,030,509
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	8,980,093	92,135,750
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	68,055,268	788,080,007
Total		1,869,095,242
Total Fixed Income Funds (Cost $1,790,144,278)		1,887,609,668

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 0.051%(a),(c)	105,921,798	105,911,206
Total Money Market Funds (Cost $105,912,247)		105,911,206
Total Investments in Securities (Cost: $2,619,979,352)		3,060,048,626
Other Assets & Liabilities, Net		12,592,461
Net Assets		3,072,641,087
At June 30, 2021, securities and/or cash totaling $12,783,351 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	219	09/2021	USD	25,229,895	—	(660,416)
Russell 2000 Index E-mini	109	09/2021	USD	12,577,510	—	(125,348)
S&P 500 Index E-mini	88	09/2021	USD	18,869,840	228,582	—
TOPIX Index	88	09/2021	JPY	1,709,840,000	—	(128,580)
U.S. Treasury 10-Year Note	111	09/2021	USD	14,707,500	100,355	—
U.S. Ultra Treasury Bond	239	09/2021	USD	46,052,313	2,337,138	—
Total					2,666,075	(914,344)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(115)	09/2021	USD	(7,847,600)	55,131	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	100,950,468	136,147,839	(131,194,038)	6,937	105,911,206	—	(6,938)	40,947	105,921,798
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	7,723,952	—	(2,055,204)	1,909,742	7,578,490	—	(165,216)	—	1,406,028
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	63,986,515	—	(4,310,771)	2,443,574	62,119,318	—	7,022,325	—	1,636,011
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	58,194,227	1,440,683	(3,869,221)	6,127,917	61,893,606	—	3,858,341	—	789,963
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	14,953,164	—	(8,089,298)	(6,863,866)	—	—	7,453,147	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	20,892,622	410,226	(2,082,849)	(705,573)	18,514,426	—	56,208	408,205	1,920,583
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	14,484,172	693,540	(1)	464,804	15,642,515	536,244	—	157,295	692,147
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	14,369,669	—	(14,949,792)	580,123	—	—	(580,123)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	281,204,613	758,449	(18,477,284)	(1,059,822)	262,425,956	—	2,145,385	—	22,662,000
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	63,522,454	186,166	(4,172,631)	4,039,473	63,575,462	—	6,399,824	—	1,835,319
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	47,868,369	14,450,105	(824,450)	78,789	61,572,813	—	(18,764)	—	6,114,480
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	76,547,336	4,258,132	(11,999,917)	(6,177,672)	62,627,879	—	2,843,340	—	5,320,975
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	91,173,100	46,148,292	(7,738,281)	4,376,268	133,959,379	2,737,476	1,756,360	1,260,372	8,930,625
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	84,530,487	34,365,518	(7,573,669)	13,561,978	124,884,314	—	4,606,365	—	7,518,622
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	50,099,283	14,926,700	(13,136,785)	9,413,753	61,302,951	—	3,059,847	—	1,710,939
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	12,109,451	12,368,724	(12,344,148)	(1,020,306)	11,113,721	—	4,152,048	—	541,605
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,774,396	2,488,485	(6,094,277)	(3,922,760)	11,245,844	—	5,211,801	—	348,384
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	14,122,611	—	(18,259,947)	4,137,336	—	—	(4,073,143)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,759,704	32,414,793	(1,063,421)	97,734	61,208,810	—	39,880	—	5,620,644
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	252,187,670	6,006,144	(52,379,841)	(4,800,455)	201,013,518	—	3,129,416	—	17,195,339
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	13,665,261	—	(3,686,763)	2,754,266	12,732,764	—	(69,552)	—	1,319,458
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	50,552,817	7,288,128	(54,416,985)	(3,423,960)	—	5,127,740	(1,448,432)	2,160,387	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	67,203,495	—	(8,673,963)	(6,739,085)	51,790,447	—	13,214,982	—	919,575
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	59,295,086	—	(33,351,399)	(25,943,687)	—	—	29,623,316	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	94,706,161	—	(32,684,405)	(11,083,513)	50,938,243	—	19,434,425	—	1,468,807
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	43,326,083	8,420,845	(1,319,757)	1,841,921	52,269,092	—	2,659,816	—	771,158
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	53,310,119	442,305	(4,160,222)	1,203,160	50,795,362	—	7,541,114	—	1,605,924
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	278,333,761	70,249,988	(4,651,264)	(3,901,976)	340,030,509	—	471,568	—	29,853,425
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	16,061,425	—	(3,578,404)	(1,632,249)	10,850,772	—	4,865,108	—	269,250
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	106,275,369	1,108,873	(14,633,510)	(614,982)	92,135,750	—	59,980	—	8,980,093
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	18,986,816	28,098	(3,924,707)	(4,722,160)	10,368,047	—	5,660,399	—	230,914
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	677,467,286	123,178,792	(5,696,182)	(6,869,889)	788,080,007	—	219,560	—	68,055,268
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	92,948,097	3,802,160	(9,673,662)	(10,198,610)	76,877,985	—	21,888,595	—	2,361,117
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	116,159,465	1,414,740	(40,078,631)	(827,399)	76,668,175	—	8,354,383	1,414,740	5,821,425
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	41,293,019	18,772,976	(9,769,957)	(2,419,724)	47,876,314	2,154,951	2,334,631	37,450	3,393,077
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	40,406,534	18,577,244	(11,544,550)	3,412,739	50,851,967	—	(305,646)	968,003	4,995,282
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	23,375,964	54,535	(3,692,074)	(5,232,990)	14,505,435	—	7,496,044	—	373,370
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	19,611,047	243,932	(7,160,745)	(6,006,685)	6,687,549	—	10,162,773	—	182,421
Total	3,130,432,068			(57,716,849)	3,060,048,626	10,556,411	179,053,167	6,447,399

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	7,578,490	7,578,490
Equity Funds	—	—	—	1,058,949,262	1,058,949,262
Fixed Income Funds	—	—	—	1,887,609,668	1,887,609,668
Money Market Funds	105,911,206	—	—	—	105,911,206
Total Investments in Securities	105,911,206	—	—	2,954,137,420	3,060,048,626
Investments in Derivatives
Asset
Futures Contracts	2,721,206	—	—	—	2,721,206
Liability
Futures Contracts	(914,344)	—	—	—	(914,344)
Total	107,718,068	—	—	2,954,137,420	3,061,855,488
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	11,441,231	61,668,235
Total Alternative Strategies Funds (Cost $57,861,141)		61,668,235

Equity Funds 48.9%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	12,507,469	120,697,074
International 13.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,700,794	61,037,952
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	72,861,906	1,092,928,588
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	34,339,644	452,253,115
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	28,347,346	399,981,046
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	43,044,926	438,197,348
Total		2,444,398,049
U.S. Large Cap 31.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	12,064,455	458,087,377
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	5,802,264	454,607,403
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	16,822,950	582,747,002
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	56,798,177	943,417,714
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	15,786,471	565,629,245
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	8,809,244	496,136,623
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	14,055,977	487,461,294
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,980,816	473,159,731
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	15,438,036	488,305,068
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	21,725,459	707,380,935
Total		5,656,932,392
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,904,122	117,036,130
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,190,161	98,338,214
Total		215,374,344
U.S. Small Cap 2.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	6,013,427	123,395,532
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,050,422	98,467,621
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,918,418	113,380,526
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,589,167	58,258,844
Total		393,502,523
Total Equity Funds (Cost $5,825,031,751)		8,830,904,382

Fixed Income Funds 46.2%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	10,833,718	104,437,038
Investment Grade 45.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	132,854,902	1,538,459,772
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	17,311,938	174,331,216
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	71,039,352	836,133,175
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	28,142,633	306,473,270
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	93,216,313	1,089,698,697
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	127,267,538	1,449,577,261
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	52,287,069	536,465,326
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	25

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	198,936,329	2,303,682,688
Total		8,234,821,405
Total Fixed Income Funds (Cost $7,814,523,880)		8,339,258,443

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.051%(a),(c)	706,991,317	706,920,618
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	29,914,107	29,914,107
Total Money Market Funds (Cost $736,838,973)		736,834,725
Total Investments in Securities (Cost: $14,434,255,745)		17,968,665,785
Other Assets & Liabilities, Net		92,543,628
Net Assets		18,061,209,413
At June 30, 2021, securities and/or cash totaling $96,069,070 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	3,212	09/2021	EUR	130,262,660	—	(2,452,786)
FTSE 100 Index	269	09/2021	GBP	18,777,545	—	(404,025)
Russell 2000 Index E-mini	574	09/2021	USD	66,233,860	—	(660,089)
S&P 500 Index E-mini	789	09/2021	USD	169,185,270	2,049,443	—
SPI 200 Index	150	09/2021	AUD	27,086,250	—	(113,131)
TOPIX Index	1,205	09/2021	JPY	23,413,150,000	—	(1,760,667)
Total					2,049,443	(5,390,698)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	627,264,139	991,209,250	(911,610,665)	57,894	706,920,618	—	(57,893)	349,923	706,991,317
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	55,839,319	—	(7,913,490)	13,742,406	61,668,235	—	(538,457)	—	11,441,231
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	443,073,196	—	(20,120,218)	35,134,399	458,087,377	—	32,405,172	—	12,064,455
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	477,394,061	—	(50,183,300)	27,396,642	454,607,403	—	47,081,109	—	5,802,264
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	118,018,144	2,290,665	(12,076,237)	(3,795,534)	104,437,038	—	136,988	2,290,665	10,833,718
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	92,763,356	2,984,665	(24,780,969)	(9,929,100)	61,037,952	2,144,529	13,449,344	840,136	2,700,794
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	29,909,632	4,475	—	—	29,914,107	2,991	—	1,484	29,914,107
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	65,314,672	—	(67,130,092)	1,815,420	—	—	(1,815,420)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,515,649,409	45,133,773	(26,142,400)	3,818,990	1,538,459,772	—	3,020,851	—	132,854,902
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	519,619,615	—	(6,690,854)	69,818,241	582,747,002	—	19,618,962	—	16,822,950
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	131,516,322	43,255,365	(634,328)	193,857	174,331,216	—	(21,345)	—	17,311,938
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	760,941,769	114,949,024	(5,256,661)	(34,500,957)	836,133,175	—	1,089,588	—	71,039,352
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	698,115,463	408,302,091	(48,115,938)	34,626,972	1,092,928,588	22,334,123	11,150,156	10,193,714	72,861,906
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	664,616,374	181,078,396	(22,140,294)	119,863,238	943,417,714	—	13,689,448	—	56,798,177
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	501,026,385	26,459,085	(54,094,756)	92,238,531	565,629,245	—	12,319,834	—	15,786,471
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	98,201,867	54,472,861	(40,671,729)	11,392,533	123,395,532	—	15,336,448	—	6,013,427
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	152,251,384	—	(34,586,161)	(19,197,602)	98,467,621	—	29,650,740	—	3,050,422
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	65,413,776	—	(89,836,692)	24,422,916	—	—	(24,125,581)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	280,060,912	25,960,331	(1,000,060)	1,452,087	306,473,270	—	77,457	—	28,142,633
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,226,695,720	45,704,636	(170,706,686)	(11,994,973)	1,089,698,697	—	9,560,435	—	93,216,313
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	112,684,409	—	(15,463,915)	23,476,580	120,697,074	—	(53,926)	—	12,507,469
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	370,307,787	53,522,424	(399,959,265)	(23,870,946)	—	37,657,010	(11,926,709)	15,865,414	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	552,773,335	—	(46,625,216)	(10,011,496)	496,136,623	—	70,200,565	—	8,809,244
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	481,909,997	—	(205,548,159)	(276,361,838)	—	—	306,267,354	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	647,236,655	—	(114,216,666)	(45,558,695)	487,461,294	—	117,282,326	—	14,055,977
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	343,726,851	115,251,112	(3,895,406)	18,077,174	473,159,731	—	21,049,504	—	6,980,816
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	27

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	357,026,131	96,964,176	(13,087,815)	47,402,576	488,305,068	—	29,097,212	—	15,438,036
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,067,029,797	399,872,919	(4,061,323)	(13,264,132)	1,449,577,261	—	437,892	—	127,267,538
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	130,934,490	—	(9,923,966)	(3,974,394)	117,036,130	—	32,449,856	—	2,904,122
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	980,952,332	19,494,513	(448,034,041)	(15,947,478)	536,465,326	—	12,282,432	—	52,287,069
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	156,819,701	—	(17,996,405)	(40,485,082)	98,338,214	—	49,131,849	—	2,190,161
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,346,101,491	967,862,511	(2,821,010)	(7,460,304)	2,303,682,688	—	201,780	—	198,936,329
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	733,189,555	41,374,836	(108,443,582)	41,260,126	707,380,935	—	59,308,008	—	21,725,459
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	799,444,956	8,527,112	(369,825,238)	14,106,285	452,253,115	—	35,626,004	8,527,112	34,339,644
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	296,938,959	191,472,243	(69,706,434)	(18,723,722)	399,981,046	18,003,462	16,441,960	307,082	28,347,346
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	283,025,965	210,183,468	(78,211,078)	23,198,993	438,197,348	—	(1,119,293)	8,153,248	43,044,926
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	168,161,178	—	(20,372,066)	(34,408,586)	113,380,526	—	51,604,987	—	2,918,418
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	138,089,063	—	(41,910,225)	(37,919,994)	58,258,844	—	67,799,564	—	1,589,167
Total	17,490,038,167			(3,908,973)	17,968,665,785	80,142,115	1,038,109,201	46,528,778

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	61,668,235	61,668,235
Equity Funds	—	—	—	8,830,904,382	8,830,904,382
Fixed Income Funds	—	—	—	8,339,258,443	8,339,258,443
Money Market Funds	736,834,725	—	—	—	736,834,725
Total Investments in Securities	736,834,725	—	—	17,231,831,060	17,968,665,785
Investments in Derivatives
Asset
Futures Contracts	2,049,443	—	—	—	2,049,443
Liability
Futures Contracts	(5,390,698)	—	—	—	(5,390,698)
Total	733,493,470	—	—	17,231,831,060	17,965,324,530
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	29

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	5,186,584	27,955,687
Total Alternative Strategies Funds (Cost $26,162,414)		27,955,687

Equity Funds 63.3%

Global Real Estate 0.9%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,218,976	69,663,123
International 16.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	902,002	20,385,247
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	36,846,545	552,698,175
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	20,987,035	276,399,252
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	16,517,611	233,063,494
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	23,777,842	242,058,425
Total		1,324,604,593
U.S. Large Cap 41.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,197,724	235,327,576
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,984,465	233,832,789
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,734,928	337,217,914
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	29,067,472	482,810,711
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,994,543	322,274,471
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	5,576,804	314,085,619
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	8,821,918	305,944,130
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,458,595	302,203,538
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,656,211	305,425,945
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	12,109,861	394,297,080
Total		3,233,419,773
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,586,525	63,936,980
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,244,428	55,874,801
Total		119,811,781
U.S. Small Cap 2.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,528,013	72,394,840
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,781,856	57,518,312
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,584,921	61,574,180
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	741,684	27,190,129
Total		218,677,461
Total Equity Funds (Cost $3,312,809,146)		4,966,176,731

Fixed Income Funds 29.8%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,913,921	37,730,195
Investment Grade 29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	44,302,067	513,017,932
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,667,663	57,073,362
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,322,970	121,501,353
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,534,192	114,717,355
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	33,862,159	395,848,644
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	27,751,726	316,092,159
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	15,222,458	156,182,425
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	54,120,277	626,712,805
Total		2,301,146,035
Total Fixed Income Funds (Cost $2,206,129,223)		2,338,876,230

Money Market Funds 5.9%

Columbia Short-Term Cash Fund, 0.051%(a),(c)	462,040,837	461,994,633
Total Money Market Funds (Cost $462,000,319)		461,994,633
Total Investments in Securities (Cost: $6,007,101,102)		7,795,003,281
Other Assets & Liabilities, Net		46,682,343
Net Assets		7,841,685,624
At June 30, 2021, securities and/or cash totaling $48,260,460 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	2,146	09/2021	EUR	87,031,030	—	(1,638,754)
FTSE 100 Index	288	09/2021	GBP	20,103,840	—	(432,562)
Russell 2000 Index E-mini	747	09/2021	USD	86,196,330	—	(859,035)
S&P 500 Index E-mini	399	09/2021	USD	85,557,570	1,036,410	—
SPI 200 Index	180	09/2021	AUD	32,503,500	—	(135,757)
TOPIX Index	717	09/2021	JPY	13,931,310,000	—	(1,047,634)
U.S. Treasury 10-Year Note	1,930	09/2021	USD	255,725,000	1,744,913	—
Total					2,781,323	(4,113,742)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	500,640,784	275,065,990	(313,770,116)	57,975	461,994,633	—	(57,974)	155,437	462,040,837
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	25,977,249	—	(4,421,528)	6,399,966	27,955,687	—	(378,765)	—	5,186,584
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	222,268,323	—	(8,004,417)	21,063,670	235,327,576	—	13,382,917	—	6,197,724
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	242,218,406	—	(24,054,744)	15,669,127	233,832,789	—	22,217,981	—	2,984,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	31

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	45,517,319	827,553	(7,984,473)	(630,204)	37,730,195	—	(740,732)	827,553	3,913,921
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	21,624,727	911,892	(2,172,174)	20,802	20,385,247	700,436	741,348	211,456	902,002
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	21,317,257	—	(22,447,301)	1,130,044	—	—	(1,130,044)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	495,216,374	19,836,076	(3,910,511)	1,875,993	513,017,932	—	454,679	—	44,302,067
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	307,747,588	—	(6,241,152)	35,711,478	337,217,914	—	16,582,393	—	9,734,928
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,001,478	4,323,146	(318,040)	66,778	57,073,362	—	(10,404)	—	5,667,663
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	114,290,770	13,325,733	(1,265,125)	(4,850,025)	121,501,353	—	214,406	—	10,322,970
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	362,971,414	184,951,352	(14,806,766)	19,582,175	552,698,175	11,294,452	3,929,472	5,162,967	36,846,545
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	379,131,996	58,515,802	(15,558,173)	60,721,086	482,810,711	—	9,395,245	—	29,067,472
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	272,529,025	28,585,687	(21,368,684)	42,528,443	322,274,471	—	18,334,634	—	8,994,543
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	38,521,036	54,100,603	(22,478,461)	2,251,662	72,394,840	—	8,478,352	—	3,528,013
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	89,936,711	—	(20,772,361)	(11,646,038)	57,518,312	—	18,267,037	—	1,781,856
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	14,177,518	—	(16,190,481)	2,012,963	—	—	(1,948,520)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	107,379,062	7,377,899	(604,102)	564,496	114,717,355	—	27,381	—	10,534,192
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	344,744,538	55,773,496	(3,795,185)	(874,205)	395,848,644	—	176,975	—	33,862,159
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	67,101,308	—	(11,310,401)	13,872,216	69,663,123	—	(288,907)	—	7,218,976
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	181,300,397	26,038,862	(195,518,224)	(11,821,035)	—	18,320,278	(5,573,164)	7,718,584	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	327,834,835	—	(11,198,779)	(2,550,437)	314,085,619	—	41,245,880	—	5,576,804
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	285,451,974	—	(93,856,534)	(191,595,440)	—	—	209,309,512	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	351,143,271	—	(82,441,558)	37,242,417	305,944,130	—	6,168,145	—	8,821,918
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	212,107,855	80,462,247	(2,865,501)	12,498,937	302,203,538	—	12,976,282	—	4,458,595
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	190,098,458	100,406,438	(12,866,552)	27,787,601	305,425,945	—	19,737,198	—	9,656,211
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	194,796,316	126,156,506	(2,082,695)	(2,777,968)	316,092,159	—	190,287	—	27,751,726
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	79,389,572	—	(8,545,607)	(6,906,985)	63,936,980	—	23,000,041	—	1,586,525
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	105,383,204	52,096,872	(424,293)	(873,358)	156,182,425	—	14,248	—	15,222,458
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	93,948,207	—	(12,623,860)	(25,449,546)	55,874,801	—	30,506,123	—	1,244,428
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	530,805,701	184,658,625	(76,769,871)	(11,981,650)	626,712,805	—	6,617,462	—	54,120,277
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	444,079,209	18,363,719	(46,657,546)	(21,488,302)	394,297,080	—	79,820,497	—	12,109,861
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	429,992,481	4,838,063	(170,314,732)	11,883,440	276,399,252	—	15,216,201	4,838,063	20,987,035
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	153,104,252	126,252,955	(35,989,383)	(10,304,330)	233,063,494	10,490,372	8,373,483	174,613	16,517,611
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	161,585,658	111,641,465	(45,128,924)	13,960,226	242,058,425	—	(1,105,547)	4,748,329	23,777,842
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	79,063,539	—	(9,305,010)	(8,184,349)	61,574,180	—	16,070,904	—	1,584,921
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	63,568,226	—	(18,368,376)	(18,009,721)	27,190,129	—	31,793,288	—	741,684
Total	7,609,966,038			(3,042,098)	7,795,003,281	40,805,538	602,008,314	23,837,002

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	33

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	27,955,687	27,955,687
Equity Funds	—	—	—	4,966,176,731	4,966,176,731
Fixed Income Funds	—	—	—	2,338,876,230	2,338,876,230
Money Market Funds	461,994,633	—	—	—	461,994,633
Total Investments in Securities	461,994,633	—	—	7,333,008,648	7,795,003,281
Investments in Derivatives
Asset
Futures Contracts	2,781,323	—	—	—	2,781,323
Liability
Futures Contracts	(4,113,742)	—	—	—	(4,113,742)
Total	460,662,214	—	—	7,333,008,648	7,793,670,862
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.5%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,246,633	12,109,351
Total Alternative Strategies Funds (Cost $11,373,627)		12,109,351

Equity Funds 77.7%

Global Real Estate 1.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,971,016	28,670,302
International 21.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	432,949	9,784,645
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,108,778	211,631,676
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	11,183,744	147,289,907
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	6,925,383	97,717,151
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,049,753	102,306,489
Total		568,729,868
U.S. Large Cap 49.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,513,380	95,433,020
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,209,431	94,758,928
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	4,091,806	141,740,176
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	11,812,879	196,211,916
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,816,799	136,755,921
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,311,630	130,190,975
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,652,689	126,675,250
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,823,530	123,598,881
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,006,379	126,721,770
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,539,210	147,796,687
Total		1,319,883,524
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	661,408	26,654,762
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	517,637	23,241,880
Total		49,896,642
U.S. Small Cap 3.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,486,783	30,508,782
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	753,419	24,320,374
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	668,991	25,990,289
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	345,611	12,670,116
Total		93,489,561
Total Equity Funds (Cost $1,370,553,633)		2,060,669,897

Fixed Income Funds 15.7%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,307,689	12,606,127
Investment Grade 15.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,890,160	79,788,056
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,648,133	54,708,523
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,849,150	80,066,566
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,674,885	53,246,942
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,561,400	26,279,964
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,378,953	108,608,269
Total		402,698,320
Total Fixed Income Funds (Cost $391,993,690)		415,304,447

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	35

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2021 (Unaudited)
Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(a),(c)	146,915,969	146,901,277
Total Money Market Funds (Cost $146,901,716)		146,901,277
Total Investments in Securities (Cost: $1,920,822,666)		2,634,984,972
Other Assets & Liabilities, Net		15,915,864
Net Assets		2,650,900,836
At June 30, 2021, securities and/or cash totaling $16,734,108 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	904	09/2021	EUR	36,661,720	—	(690,323)
FTSE 100 Index	120	09/2021	GBP	8,376,600	—	(180,234)
Russell 2000 Index E-mini	302	09/2021	USD	34,847,780	—	(347,294)
S&P 500 Index E-mini	147	09/2021	USD	31,521,210	381,835	—
SPI 200 Index	76	09/2021	AUD	13,723,700	—	(57,320)
TOPIX Index	302	09/2021	JPY	5,867,860,000	—	(441,263)
Total					381,835	(1,716,434)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	103,507,029	104,614,377	(61,227,188)	7,059	146,901,277	—	(7,059)	41,873	146,915,969
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,813,695	—	(1,364,114)	2,659,770	12,109,351	—	(113,835)	—	2,246,633
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	89,519,470	—	(3,025,977)	8,939,527	95,433,020	—	4,971,352	—	2,513,380
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	116,407,811	13,058	(20,016,505)	(1,645,436)	94,758,928	—	17,584,624	—	1,209,431
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,122,256	889,952	(1,220)	(404,861)	12,606,127	—	(115)	276,290	1,307,689
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	21,738,578	489,277	(8,594,141)	(3,849,069)	9,784,645	341,990	4,858,001	147,287	432,949
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	53,411	—	(55,461)	2,050	—	—	(2,050)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	85,617,100	4,556,326	(9,608,950)	(776,420)	79,788,056	—	1,108,968	—	6,890,160
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	124,734,982	8,195	(1,304,582)	18,301,581	141,740,176	—	3,237,121	—	4,091,806
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	48,689,863	8,113,056	(257,814)	(1,836,582)	54,708,523	—	41,638	—	4,648,133
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	148,055,684	63,391,252	(7,885,377)	8,070,117	211,631,676	4,324,718	1,432,504	1,980,231	14,108,778
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	161,631,171	12,449,524	(3,961,641)	26,092,862	196,211,916	—	2,408,001	—	11,812,879
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	109,631,287	20,034,591	(10,094,062)	17,184,105	136,755,921	—	8,309,125	—	3,816,799
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	16,559,650	18,671,665	(6,758,029)	2,035,496	30,508,782	—	2,564,201	—	1,486,783
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	35,298,866	3,565,413	(9,174,910)	(5,368,995)	24,320,374	—	7,934,752	—	753,419
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	3,100,620	—	(4,277,481)	1,176,861	—	—	(1,162,767)	—	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	74,856,119	6,128,739	(723,218)	(195,074)	80,066,566	—	49,461	—	6,849,150
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	26,426,354	—	(3,279,467)	5,523,415	28,670,302	—	(75,776)	—	2,971,016
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	74,529,360	10,672,570	(81,129,790)	(4,072,140)	—	7,508,948	(3,055,379)	3,163,623	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	129,918,619	—	(6,170,767)	6,443,123	130,190,975	—	9,493,064	—	2,311,630
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	112,573,583	—	(53,340,224)	(59,233,359)	—	—	66,219,251	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	144,003,780	—	(33,004,743)	15,676,213	126,675,250	—	2,032,863	—	3,652,689
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	82,539,096	37,002,608	(2,288,638)	6,345,815	123,598,881	—	4,149,818	—	1,823,530
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	70,908,030	47,171,583	(4,007,635)	12,649,792	126,721,770	—	6,605,680	—	4,006,379
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	61,343,634	3,490,774	(9,897,159)	(1,690,307)	53,246,942	—	1,073,968	—	4,674,885
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	30,646,445	—	(2,506,052)	(1,485,631)	26,654,762	—	7,812,933	—	661,408
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	—	26,445,007	(38,018)	(127,025)	26,279,964	—	20	—	2,561,400
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	36,448,430	48,456	(4,296,613)	(8,958,393)	23,241,880	—	11,041,477	—	517,637
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	69,046,614	76,207,208	(34,690,871)	(1,954,682)	108,608,269	—	1,509,371	—	9,378,953
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	149,100,084	8,359,315	(13,787,700)	4,124,988	147,796,687	—	16,681,692	—	4,539,210
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	37

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	186,419,150	3,871,823	(52,207,120)	9,206,054	147,289,907	—	3,343,069	2,537,971	11,183,744
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	65,096,351	52,139,329	(15,186,021)	(4,332,508)	97,717,151	4,398,326	3,565,689	72,758	6,925,383
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	64,434,960	50,479,442	(18,593,778)	5,985,865	102,306,489	—	(864,965)	1,979,239	10,049,753
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	32,106,412	27,564	(4,903,512)	(1,240,175)	25,990,289	—	4,481,152	—	668,991
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	25,725,969	296,402	(7,128,523)	(6,223,732)	12,670,116	—	11,830,629	—	345,611
Total	2,523,604,463			47,030,304	2,634,984,972	16,573,982	199,058,478	10,199,272

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Portfolio Navigator Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	12,109,351	12,109,351
Equity Funds	—	—	—	2,060,669,897	2,060,669,897
Fixed Income Funds	—	—	—	415,304,447	415,304,447
Money Market Funds	146,901,277	—	—	—	146,901,277
Total Investments in Securities	146,901,277	—	—	2,488,083,695	2,634,984,972
Investments in Derivatives
Asset
Futures Contracts	381,835	—	—	—	381,835
Liability
Futures Contracts	(1,716,434)	—	—	—	(1,716,434)
Total	145,566,678	—	—	2,488,083,695	2,633,650,373
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	39

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,146,545,692, $2,619,979,352, $14,434,255,745, respectively)	$1,257,279,289	$3,060,048,626	$17,968,665,785
Margin deposits on:
Futures contracts	8,024,917	12,783,351	96,069,070
Receivable for:
Investments sold	2,334,943	3,224,752	20,964,806
Capital shares sold	48	—	236
Dividends	1,615	4,113	27,527
Variation margin for futures contracts	243,815	397,720	360,647
Prepaid expenses	20,199	35,069	158,637
Total assets	1,267,904,826	3,076,493,631	18,086,246,708
Liabilities
Payable for:
Capital shares purchased	2,334,990	3,224,752	20,965,042
Variation margin for futures contracts	5,671	222,634	2,126,237
Management services fees	1,685	4,067	25,704
Distribution and/or service fees	8,674	21,081	123,858
Service fees	62,392	150,746	882,257
Compensation of board members	101,042	193,915	807,283
Compensation of chief compliance officer	138	329	1,843
Other expenses	25,985	35,020	105,071
Total liabilities	2,540,577	3,852,544	25,037,295
Net assets applicable to outstanding capital stock	$1,265,364,249	$3,072,641,087	$18,061,209,413
Represented by
Trust capital	$1,265,364,249	$3,072,641,087	$18,061,209,413
Total - representing net assets applicable to outstanding capital stock	$1,265,364,249	$3,072,641,087	$18,061,209,413
Class 1
Net assets	$877,354	$1,534,220	$15,536,121
Shares outstanding	52,449	79,473	695,969
Net asset value per share	$16.73	$19.30	$22.32
Class 2
Net assets	$687,182,147	$1,588,056,087	$9,117,912,050
Shares outstanding	41,338,921	82,700,563	410,315,369
Net asset value per share	$16.62	$19.20	$22.22
Class 4
Net assets	$577,304,748	$1,483,050,780	$8,927,761,242
Shares outstanding	34,741,059	77,086,918	401,236,872
Net asset value per share	$16.62	$19.24	$22.25
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Portfolio Navigator Funds | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
June 30, 2021 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $6,007,101,102, $1,920,822,666, respectively)	$7,795,003,281	$2,634,984,972
Cash	3	—
Margin deposits on:
Futures contracts	48,260,460	16,734,108
Receivable for:
Investments sold	8,654,287	2,595,401
Capital shares sold	72,913	42,703
Dividends	17,991	5,719
Variation margin for futures contracts	713,658	101,105
Prepaid expenses	74,084	30,330
Total assets	7,852,796,677	2,654,494,338
Liabilities
Payable for:
Capital shares purchased	8,727,200	2,638,103
Variation margin for futures contracts	1,451,992	610,918
Management services fees	14,508	4,783
Distribution and/or service fees	53,449	18,037
Service fees	383,297	129,304
Compensation of board members	421,784	156,822
Compensation of chief compliance officer	812	265
Other expenses	58,011	35,270
Total liabilities	11,111,053	3,593,502
Net assets applicable to outstanding capital stock	$7,841,685,624	$2,650,900,836
Represented by
Trust capital	$7,841,685,624	$2,650,900,836
Total - representing net assets applicable to outstanding capital stock	$7,841,685,624	$2,650,900,836
Class 1
Net assets	$61,308,974	$26,468,052
Shares outstanding	2,427,466	934,778
Net asset value per share	$25.26	$28.31
Class 2
Net assets	$4,282,139,700	$1,480,961,874
Shares outstanding	170,340,092	52,503,482
Net asset value per share	$25.14	$28.21
Class 4
Net assets	$3,498,236,950	$1,143,470,910
Shares outstanding	138,940,556	40,474,515
Net asset value per share	$25.18	$28.25
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	41

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$2,040,673	$6,447,399	$46,528,778
Interest	—	—	72
Total income	2,040,673	6,447,399	46,528,850
Expenses:
Management services fees	318,086	766,590	5,363,465
Distribution and/or service fees
Class 2	889,687	1,975,025	11,042,234
Class 4	755,473	1,866,538	11,028,839
Service fees	394,238	922,033	5,305,202
Compensation of board members	30,849	53,306	225,368
Custodian fees	8,141	8,472	9,911
Printing and postage fees	7,173	15,130	76,511
Audit fees	14,750	14,750	14,750
Legal fees	10,247	17,765	80,423
Interest on collateral	2,956	11,946	205,870
Compensation of chief compliance officer	131	285	1,621
Other	8,336	15,942	81,123
Total expenses	2,440,067	5,667,782	33,435,317
Net investment income (loss)	(399,394)	779,617	13,093,533
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	75,451,057	179,053,167	1,038,109,201
Capital gain distributions from underlying affiliated funds	4,083,400	10,556,411	80,142,115
Foreign currency translations	10,836	326,635	3,502,239
Futures contracts	(13,082,577)	(15,553,145)	(23,742,724)
Swap contracts	145,670	348,854	2,721,658
Net realized gain	66,608,386	174,731,922	1,100,732,489
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(47,750,702)	(57,716,849)	(3,908,973)
Foreign currency translations	(50,138)	(333,704)	(4,583,774)
Futures contracts	4,309,635	4,582,017	7,025,758
Swap contracts	(38,914)	(87,897)	(706,454)
Net change in unrealized appreciation (depreciation)	(43,530,119)	(53,556,433)	(2,173,443)
Net realized and unrealized gain	23,078,267	121,175,489	1,098,559,046
Net increase in net assets resulting from operations	$22,678,873	$121,955,106	$1,111,652,579
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Portfolio Navigator Funds | Semiannual Report 2021

Statement of Operations  (continued)
Six Months Ended June 30, 2021 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$23,837,002	$10,199,272
Interest	36,104	20,604
Total income	23,873,106	10,219,876
Expenses:
Management services fees	2,441,023	733,896
Distribution and/or service fees
Class 2	5,281,030	1,806,034
Class 4	4,298,430	1,396,538
Service fees	2,316,275	775,999
Compensation of board members	112,818	46,733
Custodian fees	9,912	8,393
Printing and postage fees	34,180	11,860
Audit fees	14,750	14,750
Legal fees	37,641	19,422
Interest on collateral	77,688	29,465
Compensation of chief compliance officer	699	236
Other	50,785	21,141
Total expenses	14,675,231	4,864,467
Net investment income	9,197,875	5,355,409
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	602,008,314	199,058,478
Capital gain distributions from underlying affiliated funds	40,805,538	16,573,982
Foreign currency translations	2,293,813	383,697
Futures contracts	15,454,850	13,715,526
Swap contracts	931,078	142,980
Net realized gain	661,493,593	229,874,663
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(3,042,098)	47,030,304
Foreign currency translations	(2,793,152)	(560,377)
Futures contracts	140,074	(1,552,555)
Swap contracts	(231,495)	(35,150)
Net change in unrealized appreciation (depreciation)	(5,926,671)	44,882,222
Net realized and unrealized gain	655,566,922	274,756,885
Net increase in net assets resulting from operations	$664,764,797	$280,112,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	43

Statement of Changes in Net Assets
	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$(399,394)	$18,436,604	$779,617	$37,442,267
Net realized gain	66,608,386	12,453,274	174,731,922	184,344,176
Net change in unrealized appreciation (depreciation)	(43,530,119)	89,399,429	(53,556,433)	91,963,305
Net increase in net assets resulting from operations	22,678,873	120,289,307	121,955,106	313,749,748
Increase (decrease) in net assets from capital stock activity	(145,127,400)	184,143,959	(193,892,626)	(196,001,873)
Total increase (decrease) in net assets	(122,448,527)	304,433,266	(71,937,520)	117,747,875
Net assets at beginning of period	1,387,812,776	1,083,379,510	3,144,578,607	3,026,830,732
Net assets at end of period	$1,265,364,249	$1,387,812,776	$3,072,641,087	$3,144,578,607

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020		June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	39,325	648,013	32,036	494,602	34,605	646,976	78,041	1,360,915
Redemptions	(5,829)	(95,668)	(24,626)	(375,622)	(28,104)	(524,288)	(14,427)	(251,089)
Net increase	33,496	552,345	7,410	118,980	6,501	122,688	63,614	1,109,826
Class 2
Subscriptions	1,562,835	25,566,216	14,282,108	215,355,722	846,774	15,830,060	5,735,409	97,640,556
Redemptions	(5,952,525)	(97,297,683)	(3,395,723)	(52,347,722)	(5,137,984)	(96,338,500)	(6,781,969)	(113,798,371)
Net increase (decrease)	(4,389,690)	(71,731,467)	10,886,385	163,008,000	(4,291,210)	(80,508,440)	(1,046,560)	(16,157,815)
Class 4
Subscriptions	504,965	8,239,922	6,751,984	100,430,755	150,670	2,834,471	1,338,546	22,490,423
Redemptions	(5,029,060)	(82,188,200)	(5,151,534)	(79,413,776)	(6,196,052)	(116,341,345)	(12,013,847)	(203,444,307)
Net increase (decrease)	(4,524,095)	(73,948,278)	1,600,450	21,016,979	(6,045,382)	(113,506,874)	(10,675,301)	(180,953,884)
Total net increase (decrease)	(8,880,289)	(145,127,400)	12,494,245	184,143,959	(10,330,091)	(193,892,626)	(11,658,247)	(196,001,873)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Portfolio Navigator Funds | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$13,093,533	$168,154,590	$9,197,875	$43,712,653
Net realized gain	1,100,732,489	1,735,412,614	661,493,593	793,567,734
Net change in unrealized appreciation (depreciation)	(2,173,443)	97,093,514	(5,926,671)	104,919,018
Net increase in net assets resulting from operations	1,111,652,579	2,000,660,718	664,764,797	942,199,405
Decrease in net assets from capital stock activity	(649,334,181)	(1,585,173,054)	(484,200,411)	(1,046,041,112)
Total increase (decrease) in net assets	462,318,398	415,487,664	180,564,386	(103,841,707)
Net assets at beginning of period	17,598,891,015	17,183,403,351	7,661,121,238	7,764,962,945
Net assets at end of period	$18,061,209,413	$17,598,891,015	$7,841,685,624	$7,661,121,238

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020		June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	275,906	5,980,525	371,035	7,030,342	854,059	20,737,938	1,178,976	24,316,713
Redemptions	(32,447)	(698,125)	(102,768)	(2,008,130)	(50,442)	(1,208,044)	(45,382)	(928,925)
Net increase	243,459	5,282,400	268,267	5,022,212	803,617	19,529,894	1,133,594	23,387,788
Class 2
Subscriptions	2,658,963	57,068,253	3,296,689	62,173,644	272,034	6,564,422	1,276,971	25,763,448
Redemptions	(9,100,524)	(195,957,614)	(26,664,189)	(492,645,798)	(12,073,674)	(291,769,466)	(27,064,873)	(552,280,583)
Net decrease	(6,441,561)	(138,889,361)	(23,367,500)	(430,472,154)	(11,801,640)	(285,205,044)	(25,787,902)	(526,517,135)
Class 4
Subscriptions	203,444	4,363,556	429,691	8,019,925	144,804	3,471,108	131,748	2,743,494
Redemptions	(24,168,295)	(520,090,776)	(62,876,422)	(1,167,743,037)	(9,203,865)	(221,996,369)	(27,090,755)	(545,655,259)
Net decrease	(23,964,851)	(515,727,220)	(62,446,731)	(1,159,723,112)	(9,059,061)	(218,525,261)	(26,959,007)	(542,911,765)
Total net decrease	(30,162,953)	(649,334,181)	(85,545,964)	(1,585,173,054)	(20,057,084)	(484,200,411)	(51,613,315)	(1,046,041,112)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	45

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income	$5,355,409	$7,388,823
Net realized gain	229,874,663	222,698,817
Net change in unrealized appreciation (depreciation)	44,882,222	100,525,491
Net increase in net assets resulting from operations	280,112,294	330,613,131
Decrease in net assets from capital stock activity	(168,733,094)	(311,677,129)
Total increase in net assets	111,379,200	18,936,002
Net assets at beginning of period	2,539,521,636	2,520,585,634
Net assets at end of period	$2,650,900,836	$2,539,521,636

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	377,092	10,146,926	424,521	9,367,826
Redemptions	(12,945)	(341,856)	(39,304)	(899,150)
Net increase	364,147	9,805,070	385,217	8,468,676
Class 2
Subscriptions	283,955	7,736,138	879,983	17,934,962
Redemptions	(4,234,026)	(113,061,604)	(8,169,309)	(178,728,117)
Net decrease	(3,950,071)	(105,325,466)	(7,289,326)	(160,793,155)
Class 4
Subscriptions	179,973	4,851,204	358,200	7,570,145
Redemptions	(2,901,205)	(78,063,902)	(7,618,589)	(166,922,795)
Net decrease	(2,721,232)	(73,212,698)	(7,260,389)	(159,352,650)
Total net decrease	(6,307,156)	(168,733,094)	(14,164,498)	(311,677,129)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Portfolio Navigator Funds | Semiannual Report 2021

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Portfolio Navigator Funds | Semiannual Report 2021	47

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$16.41	0.01	0.31	0.32
Year Ended 12/31/2020	$14.98	0.15	1.28	1.43
Year Ended 12/31/2019(e)	$13.95	0.13	0.90	1.03
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$16.33	(0.00)(f)	0.29	0.29
Year Ended 12/31/2020	$14.94	0.23	1.16	1.39
Year Ended 12/31/2019	$13.49	0.27	1.18	1.45
Year Ended 12/31/2018	$13.90	0.22	(0.63)	(0.41)
Year Ended 12/31/2017	$12.94	0.22	0.74	0.96
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$16.32	(0.00)(f)	0.30	0.30
Year Ended 12/31/2020	$14.94	0.23	1.15	1.38
Year Ended 12/31/2019	$13.49	0.28	1.17	1.45
Year Ended 12/31/2018	$13.89	0.22	(0.62)	(0.40)
Year Ended 12/31/2017	$12.94	0.21	0.74	0.95
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Portfolio Navigator Funds | Semiannual Report 2021

Financial Highlights  (continued)
Variable Portfolio – Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$16.73	1.95%	0.12%(c),(d)	0.12%(c),(d)	0.18%(c)	16%	$877
Year Ended 12/31/2020	$16.41	9.55%	0.12%(d)	0.12%(d)	1.00%	25%	$311
Year Ended 12/31/2019(e)	$14.98	7.38%	0.13%(c)	0.13%(c)	1.10%(c)	18%	$173
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$16.62	1.78%	0.37%(c),(d)	0.37%(c),(d)	(0.06%)(c)	16%	$687,182
Year Ended 12/31/2020	$16.33	9.30%	0.37%(d)	0.37%(d)	1.51%	25%	$746,628
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.90%	18%	$520,608
Year Ended 12/31/2018	$13.49	(2.95%)	0.37%	0.37%	1.61%	18%	$450,440
Year Ended 12/31/2017	$13.90	7.42%	0.33%	0.33%	1.60%	6%	$541,013
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.34%	14%	$593,909
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$16.62	1.84%	0.37%(c),(d)	0.37%(c),(d)	(0.06%)(c)	16%	$577,305
Year Ended 12/31/2020	$16.32	9.24%	0.37%(d)	0.37%(d)	1.48%	25%	$640,874
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.94%	18%	$562,599
Year Ended 12/31/2018	$13.49	(2.88%)	0.37%	0.37%	1.60%	18%	$570,600
Year Ended 12/31/2017	$13.89	7.34%	0.33%	0.33%	1.59%	6%	$725,015
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.35%	14%	$873,507
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	49

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$18.54	0.03	0.73	0.76
Year Ended 12/31/2020	$16.66	0.29	1.59	1.88
Year Ended 12/31/2019(e)	$15.35	0.26	1.05	1.31
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$18.46	0.00(f)	0.74	0.74
Year Ended 12/31/2020	$16.63	0.21	1.62	1.83
Year Ended 12/31/2019	$14.65	0.24	1.74	1.98
Year Ended 12/31/2018	$15.28	0.20	(0.83)	(0.63)
Year Ended 12/31/2017	$13.89	0.19	1.20	1.39
Year Ended 12/31/2016	$13.36	0.16	0.37	0.53
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$18.49	0.00(f)	0.75	0.75
Year Ended 12/31/2020	$16.66	0.21	1.62	1.83
Year Ended 12/31/2019	$14.68	0.25	1.73	1.98
Year Ended 12/31/2018	$15.30	0.20	(0.82)	(0.62)
Year Ended 12/31/2017	$13.92	0.19	1.19	1.38
Year Ended 12/31/2016	$13.38	0.16	0.38	0.54

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Portfolio Navigator Funds | Semiannual Report 2021

Financial Highlights  (continued)
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$19.30	4.10%	0.12%(c),(d)	0.12%(c),(d)	0.32%(c)	14%	$1,534
Year Ended 12/31/2020	$18.54	11.28%	0.13%(d)	0.12%(d)	1.70%	23%	$1,353
Year Ended 12/31/2019(e)	$16.66	8.53%	0.12%(c)	0.11%(c)	1.91%(c)	12%	$156
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$19.20	4.01%	0.37%(c),(d)	0.37%(c),(d)	0.05%(c)	14%	$1,588,056
Year Ended 12/31/2020	$18.46	11.00%	0.37%(d)	0.37%(d)	1.26%	23%	$1,605,788
Year Ended 12/31/2019	$16.63	13.51%	0.37%	0.36%	1.54%	12%	$1,463,901
Year Ended 12/31/2018	$14.65	(4.12%)	0.36%	0.36%	1.31%	10%	$1,311,637
Year Ended 12/31/2017	$15.28	10.01%	0.33%	0.33%	1.30%	4%	$1,539,179
Year Ended 12/31/2016	$13.89	3.97%	0.30%	0.30%	1.18%	8%	$1,567,642
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$19.24	4.06%	0.37%(c),(d)	0.37%(c),(d)	0.05%(c)	14%	$1,483,051
Year Ended 12/31/2020	$18.49	10.98%	0.37%(d)	0.37%(d)	1.25%	23%	$1,537,438
Year Ended 12/31/2019	$16.66	13.49%	0.37%	0.36%	1.55%	12%	$1,562,773
Year Ended 12/31/2018	$14.68	(4.05%)	0.36%	0.36%	1.31%	10%	$1,578,450
Year Ended 12/31/2017	$15.30	9.91%	0.33%	0.33%	1.30%	4%	$2,000,352
Year Ended 12/31/2016	$13.92	4.04%	0.30%	0.30%	1.18%	8%	$2,217,158
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	51

Financial Highlights
Variable Portfolio – Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$20.95	0.04	1.33	1.37
Year Ended 12/31/2020	$18.52	0.25	2.18	2.43
Year Ended 12/31/2019(e)	$16.92	0.21	1.39	1.60
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$20.88	0.02	1.32	1.34
Year Ended 12/31/2020	$18.50	0.19	2.19	2.38
Year Ended 12/31/2019	$15.93	0.22	2.35	2.57
Year Ended 12/31/2018	$16.87	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.90	0.16	1.81	1.97
Year Ended 12/31/2016	$14.24	0.14	0.52	0.66
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$20.90	0.02	1.33	1.35
Year Ended 12/31/2020	$18.53	0.19	2.18	2.37
Year Ended 12/31/2019	$15.95	0.22	2.36	2.58
Year Ended 12/31/2018	$16.89	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.92	0.16	1.81	1.97
Year Ended 12/31/2016	$14.26	0.14	0.52	0.66

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Portfolio Navigator Funds | Semiannual Report 2021

Financial Highlights  (continued)
Variable Portfolio – Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$22.32	6.54%	0.13%(c),(d)	0.13%(c),(d)	0.42%(c)	18%	$15,536
Year Ended 12/31/2020	$20.95	13.12%	0.12%(d)	0.12%(d)	1.34%	20%	$9,478
Year Ended 12/31/2019(e)	$18.52	9.46%	0.10%(c)	0.10%(c)	1.38%(c)	9%	$3,412
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$22.22	6.42%	0.38%(c),(d)	0.38%(c),(d)	0.15%(c)	18%	$9,117,912
Year Ended 12/31/2020	$20.88	12.86%	0.36%(d)	0.36%(d)	1.02%	20%	$8,700,781
Year Ended 12/31/2019	$18.50	16.13%	0.35%	0.35%	1.23%	9%	$8,144,403
Year Ended 12/31/2018	$15.93	(5.57%)	0.35%	0.35%	1.05%	10%	$7,293,208
Year Ended 12/31/2017	$16.87	13.22%	0.32%	0.32%	1.03%	5%	$8,266,265
Year Ended 12/31/2016	$14.90	4.64%	0.29%	0.29%	0.97%	6%	$7,712,231
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$22.25	6.46%	0.38%(c),(d)	0.38%(c),(d)	0.15%(c)	18%	$8,927,761
Year Ended 12/31/2020	$20.90	12.79%	0.36%(d)	0.36%(d)	1.01%	20%	$8,888,631
Year Ended 12/31/2019	$18.53	16.18%	0.35%	0.35%	1.23%	9%	$9,035,588
Year Ended 12/31/2018	$15.95	(5.56%)	0.35%	0.35%	1.05%	10%	$9,032,721
Year Ended 12/31/2017	$16.89	13.20%	0.32%	0.32%	1.03%	5%	$11,144,165
Year Ended 12/31/2016	$14.92	4.63%	0.29%	0.29%	0.97%	6%	$11,452,377
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	53

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$23.15	0.06	2.05	2.11
Year Ended 12/31/2020	$20.26	0.18	2.71	2.89
Year Ended 12/31/2019(e)	$18.37	0.18	1.71	1.89
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$23.08	0.03	2.03	2.06
Year Ended 12/31/2020	$20.24	0.12	2.72	2.84
Year Ended 12/31/2019	$17.05	0.18	3.01	3.19
Year Ended 12/31/2018	$18.34	0.15	(1.44)	(1.29)
Year Ended 12/31/2017	$15.79	0.13	2.42	2.55
Year Ended 12/31/2016	$15.00	0.12	0.67	0.79
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$23.11	0.03	2.04	2.07
Year Ended 12/31/2020	$20.27	0.12	2.72	2.84
Year Ended 12/31/2019	$17.07	0.18	3.02	3.20
Year Ended 12/31/2018	$18.37	0.15	(1.45)	(1.30)
Year Ended 12/31/2017	$15.81	0.13	2.43	2.56
Year Ended 12/31/2016	$15.02	0.12	0.67	0.79

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Portfolio Navigator Funds | Semiannual Report 2021

Financial Highlights  (continued)
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$25.26	9.12%	0.13%(c),(d)	0.13%(c),(d)	0.51%(c)	17%	$61,309
Year Ended 12/31/2020	$23.15	14.26%	0.14%(d)	0.14%(d)	0.89%	21%	$37,600
Year Ended 12/31/2019(e)	$20.26	10.29%	0.12%(c)	0.12%(c)	1.11%(c)	10%	$9,932
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$25.14	8.93%	0.38%(c),(d)	0.38%(c),(d)	0.24%(c)	17%	$4,282,140
Year Ended 12/31/2020	$23.08	14.03%	0.39%(d)	0.39%(d)	0.61%	21%	$4,203,023
Year Ended 12/31/2019	$20.24	18.71%	0.37%	0.37%	0.97%	10%	$4,208,417
Year Ended 12/31/2018	$17.05	(7.03%)	0.36%	0.36%	0.80%	10%	$4,016,103
Year Ended 12/31/2017	$18.34	16.15%	0.33%	0.33%	0.79%	6%	$4,764,394
Year Ended 12/31/2016	$15.79	5.27%	0.30%	0.30%	0.78%	9%	$4,463,979
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$25.18	8.96%	0.38%(c),(d)	0.38%(c),(d)	0.24%(c)	17%	$3,498,237
Year Ended 12/31/2020	$23.11	14.01%	0.39%(d)	0.39%(d)	0.60%	21%	$3,420,498
Year Ended 12/31/2019	$20.27	18.75%	0.37%	0.37%	0.97%	10%	$3,546,614
Year Ended 12/31/2018	$17.07	(7.08%)	0.36%	0.36%	0.80%	10%	$3,625,919
Year Ended 12/31/2017	$18.37	16.19%	0.33%	0.33%	0.78%	6%	$4,658,189
Year Ended 12/31/2016	$15.81	5.26%	0.30%	0.30%	0.78%	9%	$4,841,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	55

Financial Highlights
Variable Portfolio – Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$25.39	0.09	2.83	2.92
Year Ended 12/31/2020	$22.02	0.13	3.24	3.37
Year Ended 12/31/2019(e)	$19.79	0.14	2.09	2.23
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$25.32	0.05	2.84	2.89
Year Ended 12/31/2020	$22.02	0.07	3.23	3.30
Year Ended 12/31/2019	$18.11	0.13	3.78	3.91
Year Ended 12/31/2018	$19.81	0.11	(1.81)	(1.70)
Year Ended 12/31/2017	$16.66	0.10	3.05	3.15
Year Ended 12/31/2016	$15.73	0.09	0.84	0.93
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$25.36	0.06	2.83	2.89
Year Ended 12/31/2020	$22.06	0.07	3.23	3.30
Year Ended 12/31/2019	$18.13	0.13	3.80	3.93
Year Ended 12/31/2018	$19.84	0.11	(1.82)	(1.71)
Year Ended 12/31/2017	$16.69	0.10	3.05	3.15
Year Ended 12/31/2016	$15.75	0.09	0.85	0.94

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Portfolio Navigator Funds | Semiannual Report 2021

Financial Highlights  (continued)
Variable Portfolio – Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$28.31	11.50%	0.13%(c),(d)	0.13%(c),(d)	0.70%(c)	19%	$26,468
Year Ended 12/31/2020	$25.39	15.30%	0.13%(d)	0.13%(d)	0.58%	21%	$14,487
Year Ended 12/31/2019(e)	$22.02	11.27%	0.11%(c)	0.11%(c)	0.78%(c)	14%	$4,083
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$28.21	11.41%	0.38%(c),(d)	0.38%(c),(d)	0.41%(c)	19%	$1,480,962
Year Ended 12/31/2020	$25.32	14.99%	0.37%(d)	0.37%(d)	0.32%	21%	$1,429,508
Year Ended 12/31/2019	$22.02	21.59%	0.36%	0.36%	0.64%	14%	$1,403,662
Year Ended 12/31/2018	$18.11	(8.58%)	0.36%	0.36%	0.53%	10%	$1,301,923
Year Ended 12/31/2017	$19.81	18.91%	0.33%	0.33%	0.53%	9%	$1,529,935
Year Ended 12/31/2016	$16.66	5.91%	0.30%	0.30%	0.54%	8%	$1,371,164
Class 4
Six Months Ended 6/30/2021 (Unaudited)	$28.25	11.40%	0.38%(c),(d)	0.38%(c),(d)	0.41%(c)	19%	$1,143,471
Year Ended 12/31/2020	$25.36	14.96%	0.37%(d)	0.37%(d)	0.31%	21%	$1,095,527
Year Ended 12/31/2019	$22.06	21.68%	0.36%	0.36%	0.64%	14%	$1,112,840
Year Ended 12/31/2018	$18.13	(8.62%)	0.36%	0.36%	0.53%	10%	$1,079,305
Year Ended 12/31/2017	$19.84	18.87%	0.33%	0.33%	0.53%	9%	$1,384,255
Year Ended 12/31/2016	$16.69	5.97%	0.30%	0.30%	0.54%	8%	$1,414,635
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2021	57

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Each Fund currently operates as a diversified fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
58	Portfolio Navigator Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a clearing broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Portfolio Navigator Funds | Semiannual Report 2021	59

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on collateral to the broker and/or CCP. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
60	Portfolio Navigator Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
Portfolio Navigator Funds | Semiannual Report 2021	61

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	387,129*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	600,904*
Total		988,033

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	37,800*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
62	Portfolio Navigator Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	145,670	145,670
Equity risk	(5,652,258)	—	(5,652,258)
Interest rate risk	(7,430,319)	—	(7,430,319)
Total	(13,082,577)	145,670	(12,936,907)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(38,914)	(38,914)
Equity risk	2,855,148	—	2,855,148
Interest rate risk	1,454,487	—	1,454,487
Total	4,309,635	(38,914)	4,270,721
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	63,270,860
Futures contracts — short	20,065,535
Credit default swap contracts — sell protection	12,267,500

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	283,713*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,437,493*
Total		2,721,206

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	914,344*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2021	63

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	348,854	348,854
Equity risk	(3,193,661)	—	(3,193,661)
Interest rate risk	(12,359,484)	—	(12,359,484)
Total	(15,553,145)	348,854	(15,204,291)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(87,897)	(87,897)
Equity risk	1,140,800	—	1,140,800
Interest rate risk	3,441,217	—	3,441,217
Total	4,582,017	(87,897)	4,494,120
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	124,121,634
Futures contracts — short	25,273,574
Credit default swap contracts — sell protection	29,987,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,049,443*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	5,390,698*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
64	Portfolio Navigator Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Total ($)
Credit risk	—	2,721,658	2,721,658
Equity risk	18,269,295	—	18,269,295
Interest rate risk	(42,012,019)	—	(42,012,019)
Total	(23,742,724)	2,721,658	(21,021,066)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(706,454)	(706,454)
Equity risk	4,293,408	—	4,293,408
Interest rate risk	2,732,350	—	2,732,350
Total	7,025,758	(706,454)	6,319,304
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	645,837,296
Futures contracts — short	115,355,938
Credit default swap contracts — sell protection	231,571,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,036,410*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,744,913*
Total		2,781,323

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	4,113,742*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2021	65

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	931,078	931,078
Equity risk	42,250,924	—	42,250,924
Interest rate risk	(26,796,074)	—	(26,796,074)
Total	15,454,850	931,078	16,385,928

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(231,495)	(231,495)
Equity risk	(4,241,980)	—	(4,241,980)
Interest rate risk	4,382,054	—	4,382,054
Total	140,074	(231,495)	(91,421)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	572,150,880
Futures contracts — short	40,162,489
Credit default swap contracts — sell protection	80,390,500

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	381,835*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,716,434*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
66	Portfolio Navigator Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	142,980	142,980
Equity risk	16,293,267	—	16,293,267
Interest rate risk	(2,577,741)	—	(2,577,741)
Total	13,715,526	142,980	13,858,506

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(35,150)	(35,150)
Equity risk	(1,497,788)	—	(1,497,788)
Interest rate risk	(54,767)	—	(54,767)
Total	(1,552,555)	(35,150)	(1,587,705)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	146,786,013*
Futures contracts — short	18,976,324**
Credit default swap contracts — sell protection	12,391,000*

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2021 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.05
Variable Portfolio – Moderately Conservative Portfolio	0.05
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
68	Portfolio Navigator Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2021, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
Portfolio Navigator Funds | Semiannual Report 2021	69

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2021 through April 30, 2022			Voluntary expense cap May 1, 2021 through June 30, 2021			Contractual expense cap prior to May 1, 2021
Fund	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.22	0.47	0.47	0.22	0.47	0.47	0.22	0.47	0.47
Variable Portfolio - Moderately Conservative Portfolio	0.22	0.47	0.47	0.22	0.47	0.47	0.22	0.47	0.47
Variable Portfolio - Moderate Portfolio	0.19	0.44	0.44	0.19	0.44	0.44	0.19	0.44	0.44
Variable Portfolio - Moderately Aggressive Portfolio	0.18	0.43	0.43	0.18	0.43	0.43	0.18	0.43	0.43
Variable Portfolio - Aggressive Portfolio	0.18	0.43	0.43	0.18	0.43	0.43	0.18	0.43	0.43
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	199,382,151	351,636,793
Variable Portfolio – Moderately Conservative Portfolio	424,498,572	621,179,069
Variable Portfolio – Moderate Portfolio	3,055,116,204	3,690,349,768
Variable Portfolio – Moderately Aggressive Portfolio	1,259,444,992	1,634,727,813
Variable Portfolio – Aggressive Portfolio	454,523,131	632,625,652
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the six months ended June 30, 2021.
Note 7. Significant risks
Derivatives risk
Variable Portfolio - Conservative Portfolio and Variable Portfolio - Moderately Conservative Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2021, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
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Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Portfolio Navigator Funds | Semiannual Report 2021	73

Approval of Management Agreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Aggressive Portfolio, Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Moderately Conservative Portfolio (the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc.
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
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Approval of Management Agreements  (continued)
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of the Management Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Funds among their comparison groups, (iv) the Funds’ performance relative to peers and benchmarks and (v) the net assets of the Funds. With respect to the Variable Portfolio – Aggressive Portfolio, the Variable Portfolio – Moderate Portfolio, the Variable Portfolio – Moderately Aggressive Portfolio and the Variable Portfolio – Moderately Conservative Portfolio, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to the Variable Portfolio – Conservative Portfolio, the Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds, and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreements.
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Approval of Management Agreements  (continued)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as each Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed for Variable Portfolio – Aggressive Portfolio, Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Moderately Conservative Portfolio. The Board observed that the Management Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
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Approval of Management Agreements  (continued)
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreements. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreements.
Portfolio Navigator Funds | Semiannual Report 2021	77

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
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Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2021 Columbia Management Investment Advisers, LLC.
S-6535 AR (8/21)

COLUMBIA THREADNEEDLE
INVESTMENTS

Your success. Our priority.

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – MORGAN STANLEY ADVANTAGE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	9
Statement of Operations................................................................................................................................................	10
Statement of Changes in Net Assets ................................................................................................................................	11
Financial Highlights.......................................................................................................................................................	12
Notes to Financial Statements .......................................................................................................................................	14
Liquidity Risk Management Program .................................................................................................................................	21
Approval of Management and Subadvisory Agreements.........................................................................................................	21

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Morgan Stanley Advantage Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management

Morgan Stanley Investment Management Inc.

Dennis Lynch

Sam Chainani, CFA

Jason Yeung, CFA

Armistead Nash

David Cohen

Alexander Norton

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	8.33	43.78	27.79	18.19
Class 2	05/07/10	8.19	43.40	27.47	17.89
Russell 1000 Growth Index		12.99	42.50	23.66	17.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	22.2
Consumer Discretionary	10.3
Consumer Staples	2.4
Health Care	14.5
Industrials	5.7
Information Technology	44.6
Materials	0.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at June 30, 2021)

Information Technology

Application Software	14.5
Data Processing & Outsourced Services	7.4
Internet Services & Infrastructure	18.0
Semiconductor Equipment	2.2
Systems Software	1.6
Technology Distributors	0.9
Total	44.6

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,083.30	1,021.47	3.46	3.36	0.67
Class 2	1,000.00	1,000.00	1,081.90	1,020.23	4.75	4.61	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.5%

Issuer	Shares	Value ($)
Communication Services 21.9%
Entertainment 4.8%
Activision Blizzard, Inc.	376,898	35,971,145
Spotify Technology SA(a)	272,417	75,075,401
Total		111,046,546

Interactive Media & Services 17.1%
Facebook, Inc., Class A(a)	98,941	34,402,775
IAC/InterActiveCorp.(a)	350,050	53,967,208
Match Group, Inc.(a)	241,380	38,922,525
Snap, Inc.(a)	893,259	60,866,668
Twitter, Inc.(a)	2,097,139	144,304,135
Vimeo, Inc.(a)	533,896	26,160,904
ZoomInfo Technologies, Inc., Class A(a)	670,880	34,999,810
Total		393,624,025

Total Communication Services		504,670,571

Consumer Discretionary 10.2%
Internet & Direct Marketing Retail 9.2%
Amazon.com, Inc.(a)	29,657	102,024,825
Chewy, Inc., Class A(a)	318,451	25,383,729
Farfetch Ltd., Class A(a)	591,586	29,792,271
Wayfair, Inc., Class A(a)	171,674	54,199,199
Total		211,400,024

Textiles, Apparel & Luxury Goods 1.0%
lululemon athletica, Inc.(a)	63,268	23,090,922
Total Consumer Discretionary		234,490,946

Consumer Staples 2.3%
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	134,616	53,263,513

Total Consumer Staples		53,263,513

Health Care 14.3%
Health Care Equipment & Supplies 6.1%
Danaher Corp.	93,372	25,057,310
Intuitive Surgical, Inc.(a)	127,233	117,008,556
Total		142,065,866

Health Care Technology 5.3%
Veeva Systems Inc., Class A(a)	390,519	121,431,883

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 2.9%
Royalty Pharma PLC, Class A	1,049,058	43,000,887
Zoetis, Inc.	129,366	24,108,648

Total		67,109,535

Total Health Care		330,607,284

Industrials 5.6%
Aerospace & Defense 2.1%
HEICO Corp., Class A	394,350	48,970,383

Industrial Conglomerates 1.0%
Roper Technologies, Inc.	52,155	24,523,281

Road & Rail 2.5%
Uber Technologies, Inc.(a)	1,135,863	56,929,453
Total Industrials		130,423,117

Information Technology 43.9%
Electronic Equipment, Instruments & Components 0.9%
Adyen NV(a)	8,501	20,847,267
IT Services 25.0%
Okta, Inc.(a)	256,362	62,726,654
PayPal Holdings, Inc.(a)	136,455	39,773,903
Shopify, Inc., Class A(a)	84,380	123,277,492
Snowflake, Inc., Class A(a)	356,617	86,229,991
Square, Inc., Class A(a)	523,602	127,654,168
Twilio, Inc., Class A(a)	347,908	137,131,417
Total		576,793,625

Semiconductors & Semiconductor Equipment 2.2%
ASML Holding NV	73,803	50,986,065

Software 15.8%
Avalara, Inc.(a)	156,892	25,385,126
Coupa Software, Inc.(a)	171,562	44,968,116
Datadog, Inc., Class A(a)	340,683	35,458,287
DocuSign, Inc.(a)	140,387	39,247,993
Salesforce.com, Inc.(a)	142,315	34,763,285
ServiceNow, Inc.(a)	64,772	35,595,452

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Workday, Inc., Class A(a)	233,816	55,821,232
Zoom Video Communications, Inc., Class A(a)	243,223	94,134,598
Total		365,374,089

Total Information Technology		1,014,001,046

Materials 0.3%
Metals & Mining 0.3%
Royal Gold, Inc.	54,792	6,251,767

Total Materials		6,251,767

Total Common Stocks
(Cost $1,651,555,875)		2,273,708,244

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	40,172,638	40,168,621
Total Money Market Funds
(Cost $40,168,621)		40,168,621

Total Investments in Securities
(Cost: $1,691,724,496)		2,313,876,865

Other Assets & Liabilities, Net		(4,722,585)

Net Assets		2,309,154,280

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	123,790,002	692,288,555	(775,909,936)	—	40,168,621	—	32,754	40,172,638

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	504,670,571	—	—	504,670,571
Consumer Discretionary	234,490,946	—	—	234,490,946
Consumer Staples	53,263,513	—	—	53,263,513
Health Care	330,607,284	—	—	330,607,284
Industrials	130,423,117	—	—	130,423,117
Information Technology	993,153,779	20,847,267	—	1,014,001,046
Materials	6,251,767	—	—	6,251,767
Total Common Stocks	2,252,860,977	20,847,267	—	2,273,708,244
Money Market Funds	40,168,621	—	—	40,168,621
Total Investments in Securities	2,293,029,598	20,847,267	—	2,313,876,865

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $1,651,555,875)	$2,273,708,244
Affiliated issuers (cost $40,168,621)	40,168,621
Foreign currency (cost $1,462)	1,496
Receivable for:
Investments sold	25,774,003
Capital shares sold	3,768
Dividends	61,376
Prepaid expenses	24,181
Total assets	2,339,741,689
Liabilities
Payable for:
Investments purchased	20,749,244
Capital shares purchased	9,635,675
Management services fees	41,775
Distribution and/or service fees	359
Service fees	2,466
Compensation of board members	137,768
Compensation of chief compliance officer	189
Other expenses	19,933
Total liabilities	30,587,409
Net assets applicable to outstanding capital stock	$2,309,154,280

Represented by
Trust capital	$2,309,154,280
Total - representing net assets applicable to outstanding capital stock	$2,309,154,280

Class 1
Net assets	$2,257,417,946
Shares outstanding	33,304,866
Net asset value per share	$67.78
Class 2
Net assets	$51,736,334
Shares outstanding	784,846
Net asset value per share	$65.92
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	9

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$1,538,773
Dividends — affiliated issuers	32,754
Interfund lending	55
Foreign taxes withheld	(15,074)
Total income	1,556,508
Expenses:
Management services fees	6,790,728
Distribution and/or service fees
Class 2	57,442
Service fees	14,605
Compensation of board members	39,870
Custodian fees	7,852
Printing and postage fees	4,404
Audit fees	20,893
Legal fees	16,602
Compensation of chief compliance officer	197
Other	13,266
Total expenses	6,965,859
Net investment loss	(5,409,351)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	176,467,358
Foreign currency translations	(9,245)
Net realized gain	176,458,113
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,329,757
Foreign currency translations	(93)
Net change in unrealized appreciation (depreciation)	16,329,664
Net realized and unrealized gain	192,787,777
Net increase in net assets resulting from operations	$187,378,426

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment loss	$(5,409,351)	$(8,070,136)
Net realized gain	176,458,113	950,338,226
Net change in unrealized appreciation (depreciation)	16,329,664	216,052,615
Net increase in net assets resulting from operations	187,378,426	1,158,320,705
Increase (decrease) in net assets from capital stock activity	287,508,263	(1,688,440,267)
Total increase (decrease) in net assets	474,886,689	(530,119,562)
Net assets at beginning of period	1,834,267,591	2,364,387,153
Net assets at end of period	$2,309,154,280	$1,834,267,591
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	6,666,703	408,411,596	790,314	29,867,011
Redemptions	(2,007,561)	(127,110,912)	(38,085,886)	(1,725,252,267)
Net increase (decrease)	4,659,142	281,300,684	(37,295,572)	(1,695,385,256)
Class 2
Subscriptions	168,971	10,527,169	249,331	12,053,025
Redemptions	(72,012)	(4,319,590)	(113,012)	(5,108,036)
Net increase	96,959	6,207,579	136,319	6,944,989
Total net increase (decrease)	4,756,101	287,508,263	(37,159,253)	(1,688,440,267)

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	11

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized
	Net asset value,	investment	and	Total from
	beginning of	income	unrealized	investment
	period	(loss)	gain	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$62.57	(0.16)	5.37	5.21
Year Ended 12/31/2020	$35.57	(0.19)	27.19	27.00
Year Ended 12/31/2019	$27.97	(0.02)	7.62	7.60
Year Ended 12/31/2018	$27.18	0.02	0.77	0.79
Year Ended 12/31/2017	$20.50	(0.01)	6.69	6.68
Year Ended 12/31/2016	$19.85	0.08	0.57	0.65
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$60.93	(0.24)	5.23	4.99
Year Ended 12/31/2020	$34.72	(0.30)	26.51	26.21
Year Ended 12/31/2019	$27.37	(0.10)	7.45	7.35
Year Ended 12/31/2018	$26.67	(0.06)	0.76	0.70
Year Ended 12/31/2017	$20.17	(0.06)	6.56	6.50
Year Ended 12/31/2016	$19.57	0.03	0.57	0.60

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$67.78	8.33%	0.67%(c)	0.67%(c)	(0.52%)(c)	31%	$2,257,418
Year Ended 12/31/2020	$62.57	75.91%	0.68%(d)	0.68%(d)	(0.42%)	70%	$1,792,357
Year Ended 12/31/2019	$35.57	27.17%	0.66%	0.66%	(0.05%)	80%	$2,345,237
Year Ended 12/31/2018	$27.97	2.91%	0.67%	0.67%	0.07%	71%	$1,893,796
Year Ended 12/31/2017	$27.18	32.58%	0.72%	0.72%	(0.03%)	68%	$1,804,566
Year Ended 12/31/2016	$20.50	3.27%	0.78%	0.78%	0.42%	130%	$1,063,778
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$65.92	8.19%	0.92%(c)	0.92%(c)	(0.77%)(c)	31%	$51,736
Year Ended 12/31/2020	$60.93	75.49%	0.93%(d)	0.93%(d)	(0.66%)	70%	$41,911
Year Ended 12/31/2019	$34.72	26.85%	0.91%	0.91%	(0.30%)	80%	$19,150
Year Ended 12/31/2018	$27.37	2.62%	0.92%	0.92%	(0.19%)	71%	$13,254
Year Ended 12/31/2017	$26.67	32.23%	0.97%	0.97%	(0.28%)	68%	$9,269
Year Ended 12/31/2016	$20.17	3.07%	1.03%	1.03%	0.16%	130%	$6,769

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	13

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – Morgan Stanley Advantage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

14 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.71% to 0.53% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.66% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with Morgan Stanley Investment Management Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

16 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	Contractual	Voluntary
	expense cap	expense cap	Contractual
	July 1, 2021	May 1, 2021	expense cap
	through	through	prior to
	April 30, 2022	June 30, 2021	May 1, 2021
Class 1	0.74%	0.74%	0.74%
Class 2	0.99	0.99	0.99

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $989,622,792 and $621,614,737, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Lender	2,900,000	0.68	1

Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month

18 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 8. Significant risks

Communication services sector risk

The Fund is more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Information technology sector risk

The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

20 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Morgan Stanley Advantage Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Morgan Stanley Investment Management Inc. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	21

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

22 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	23

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally, and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

24 CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2021	25

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CTIVP® – Morgan Stanley Advantage Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3001 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – AMERICAN CENTURY DIVERSIFIED BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	28
Statement of Operations................................................................................................................................................	29
Statement of Changes in Net Assets ................................................................................................................................	30
Financial Highlights.......................................................................................................................................................	32
Notes to Financial Statements .......................................................................................................................................	34
Liquidity Risk Management Program .................................................................................................................................	48
Approval of Management and Subadvisory Agreements.........................................................................................................	48

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – American Century Diversified Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with a high level of current income.

Portfolio management

American Century Investment Management, Inc.

Robert Gahagan

Jeffrey Houston, CFA

Charles Tan

Peter Van Gelderen

Jason Greenblath

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-0.26	3.75	3.94	3.83
Class 2	05/07/10	-0.26	3.61	3.70	3.58
Bloomberg Barclays
U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The "Bloomberg Barclays" indices will be re-branded as the "Bloomberg" indices effective August 24, 2021.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Asset-Backed Securities — Non-Agency	9.0
Commercial Mortgage-Backed Securities - Non-Agency	1.9
Convertible Bonds	0.1
Corporate Bonds & Notes	38.7
Foreign Government Obligations	5.5
Inflation-Indexed Bonds	8.5
Money Market Funds	3.6
Municipal Bonds	1.6
Residential Mortgage-Backed Securities - Agency	12.7
Residential Mortgage-Backed Securities - Non-Agency	10.0
U.S. Treasury Obligations	8.4
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Quality breakdown (%) (at June 30, 2021)
AAA rating	31.5
AA rating	5.0
A rating	10.5
BBB rating	28.3
BB rating	12.4
B rating	7.1
CCC rating	1.2
Not rated	4.0
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Market exposure through derivatives investments (% of notional exposure) (at June 30, 2021)(a)

	Long	Short	Net
Fixed Income Derivative Contracts	129.3	(174.2)	(44.9)
Foreign Currency Derivative Contracts	33.8	(88.9)	(55.1)
Total Notional Market Value of Derivative
Contracts	163.1	(263.1)	(100.0)

(a)The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the			end of the	Expenses paid during		Fund's annualized
	period ($)			period ($)	the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	997.40	1,022.36	2.43	2.46	0.49
Class 2	1,000.00	1,000.00	997.40	1,021.12	3.66	3.71	0.74

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 9.6%				Asset-Backed Securities — Non-Agency (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Aimco CLO Ltd.(a),(b)				Dryden XXVIII Senior Loan Fund(a),(b)
Series 2020-12A Class C				Series 2013-28A Class A2LR
3-month USD LIBOR + 2.150%				3-month USD LIBOR + 1.650%
Floor 2.150%				Floor 1.650%
01/17/2032	2.376%	6,750,000	6,758,552	08/15/2030	1.806%	2,850,000	2,850,467
Allegany Park CLO Ltd.(a),(b)				Elmwood CLO IV Ltd.(a),(b)
Series 2019-1A Class C				Series 2020-1A Class B
3-month USD LIBOR + 2.550%				3-month USD LIBOR + 1.700%
Floor 2.550%				Floor 1.700%
01/20/2033	2.738%	3,900,000	3,905,441	04/15/2033	1.884%	12,950,000	12,975,732
Anchorage Capital CLO 16 Ltd.(a),(b)				Elmwood CLO V Ltd.(a),(b)
Series 2020-16A Class B				Series 2020-2A Class B
3-month USD LIBOR + 2.200%				3-month USD LIBOR + 2.200%
Floor 2.200%				Floor 2.200%
10/20/2031	2.401%	6,200,000	6,208,599	07/24/2031	2.376%	7,625,000	7,625,000
ARES L CLO Ltd.(a),(b)				Elmwood CLO VII Ltd.(a),(b)
Series 2018-50A Class CR				Series 2020-4A Class C
3-month USD LIBOR + 1.900%				3-month USD LIBOR + 2.250%
Floor 1.900%				Floor 2.250%
01/15/2032	2.200%	7,000,000	6,999,860	01/17/2034	2.399%	5,150,000	5,173,793
Atrium IX(a),(b)				Elmwood CLO VIII Ltd.(a),(b)
Series 209A Class BR2				Series 2021-1A Class C1
3-month USD LIBOR + 1.500%				3-month USD LIBOR + 1.950%
Floor 1.500%				Floor 1.950%
05/28/2030	1.691%	5,550,000	5,540,343	01/20/2034	2.066%	6,200,000	6,180,389
Bean Creek CLO Ltd.(a),(b)				FirstKey Homes Trust(a),(d)
Series 2015-1A Class BR				Series 2021-SFR1 Class F1
3-month USD LIBOR + 1.450%				08/17/2028	3.238%	7,400,000	7,399,939
Floor 1.450%				Flatiron CLO Ltd.(a),(b)
04/20/2031	1.638%	3,525,000	3,525,145
Series 2020-1A Class C

Blackbird Capital Aircraft(a),(c),(d)				3-month USD LIBOR + 2.450%
Series 2021-1A Class A				Floor 2.450%
07/15/2046	2.443%	6,200,000	6,198,910	11/20/2033	2.605%	6,000,000	6,016,566
BRE Grand Islander Timeshare Issuer LLC(a)				Goldentree Loan Management US CLO 4 Ltd.(a),(b)
Series 2017-1A Class A				Series 2019-4A Class CR
05/25/2029	2.940%	2,208,127	2,213,863	3-month USD LIBOR + 2.000%
CBAM Ltd.(a),(b)				Floor 2.000%
				04/24/2031	2.138%	8,285,000	8,285,182
Series 2018-5A Class B1

3-month USD LIBOR + 1.400%				Goldentree Loan Management US CLO 5 Ltd.(a),(b)
Floor 1.400%				Series 2019-5A Class A
04/17/2031	1.590%	2,755,000	2,740,498	3-month USD LIBOR + 1.300%
Deer Creek CLO Ltd.(a),(b)				Floor 1.300%
				10/20/2032	1.488%	4,250,000	4,258,759
Series 2017-1A Class A

3-month USD LIBOR + 1.180%				Goodgreen(a),(e)
10/20/2030	1.368%	7,800,000	7,801,022	Series 2018-1A Class A
Dryden Senior Loan Fund(a),(b),(d)				10/15/2053	3.930%	5,113,838	5,428,211

Series 2021-87A Class D				Goodgreen Trust(a)
3-month USD LIBOR + 2.950%				Series 2021-1A Class A
Floor 2.950%				10/15/2056	2.660%	3,907,407	3,936,991
05/20/2034	3.400%	6,375,000	6,384,601

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)				Asset-Backed Securities — Non-Agency (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Hardee's Funding LLC(a)				Octagon Investment Partners 45 Ltd.(a),(b)
Series 2021-1A Class A2				Series 2019-1A Class B1
06/20/2051	2.865%	4,800,000	4,812,447	3-month USD LIBOR + 1.850%
Kayne CLO Ltd.(a),(b)				Floor 1.850%
				10/15/2032	2.034%	3,850,000	3,851,351
Series 2020-9A Class B1

3-month USD LIBOR + 1.900%				Octagon Investment Partners 47 Ltd.(a),(b)
Floor 1.900%				Series 2020-1A Class AR
01/15/2034	2.138%	8,600,000	8,631,820	3-month USD LIBOR + 1.160%
Series 2021-10A Class D				Floor 1.160%
				07/20/2034	1.500%	7,500,000	7,515,210
3-month USD LIBOR + 2.750%

Floor 2.750%				Octagon Investment Partners 51 Ltd.(a),(b)
04/23/2034	3.000%	6,000,000	5,974,890	Series 2021-1A Class D
KKR CLO 30 Ltd.(a),(b)				3-month USD LIBOR + 3.050%
				Floor 3.050%
Series 2030A Class B1
				07/20/2034	3.650%	4,125,000	4,126,535
3-month USD LIBOR + 2.000%

Floor 2.000%				Octagon Investment Partners 54 Ltd.(a),(b),(d)
10/17/2031	2.190%	9,500,000	9,506,593	Series 2021-1A Class D
Magnetite VIII Ltd.(a),(b)				3-month USD LIBOR + 3.050%
				Floor 3.050%
Series 2014-8A Class BR2
				07/15/2034	3.250%	7,475,000	7,486,444
3-month USD LIBOR + 1.500%

Floor 1.500%				OHA Credit Funding 9 Ltd.(a),(b)
04/15/2031	1.684%	2,950,000	2,950,089	Series 2021-9A Class C
Magnetite XXIV Ltd.(a),(b)				3-month USD LIBOR + 1.900%
				Floor 1.900%
Series 2019-24A Class B
				07/19/2035	2.150%	5,050,000	5,055,045
3-month USD LIBOR + 1.850%

Floor 1.850%				Series 2021-9A Class D
01/15/2033	2.034%	5,750,000	5,757,026	3-month USD LIBOR + 2.950%
Magnetite XXIX Ltd.(a),(b)				Floor 2.950%
				07/19/2035	3.150%	4,500,000	4,504,356
Series 2021-29A Class D

3-month USD LIBOR + 2.600%				OHA Credit Partners VII Ltd.(a),(b)
Floor 2.600%				Series 2012-7A Class D1R3
01/15/2034	2.704%	6,725,000	6,703,648	3-month USD LIBOR + 2.900%
MAPS Trust(a)				Floor 2.900%
				02/20/2034	3.068%	6,300,000	6,302,967
Series 2021-1A Class A

06/15/2046	2.521%	12,300,000	12,336,447	Reese Park CLO LTD.(a),(b)
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)				Series 2020-1A Class C1
				3-month USD LIBOR + 2.450%
Series 2018-30A Class DR
				Floor 2.450%
3-month USD LIBOR + 2.850%
				10/15/2032	2.634%	5,700,000	5,708,561
Floor 2.850%

01/20/2031	3.038%	3,800,000	3,801,877	Rockford Tower CLO Ltd.(a),(b)
Octagon Investment Partners 24 Ltd.(a),(b)				Series 2017-3A Class D
				3-month USD LIBOR + 2.650%
Series 2020-1A Class BS
				10/20/2030	2.838%	2,500,000	2,469,818
3-month USD LIBOR + 1.900%

Floor 1.900%				Series 2018-1A Class C
04/21/2031	2.086%	5,600,000	5,600,398	3-month USD LIBOR + 2.050%
Octagon Investment Partners 31 LLC(a),(b)				05/20/2031	2.205%	750,000	750,100

Series 2017-1A Class CR				Series 2018-1A Class D
3-month USD LIBOR + 2.050%				3-month USD LIBOR + 3.000%
Floor 2.050%				05/20/2031	3.155%	5,300,000	5,293,598
07/20/2030	2.238%	5,250,000	5,244,650	Series 2020-1A Class C

				3-month USD LIBOR + 2.350%
				01/20/2032	2.600%	5,125,000	5,129,792
The accompanying Notes to Financial Statements are an integral part of this statement.
			CTIVP® – American Century Diversified Bond Fund			| Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2021-1A Class C
3-month USD LIBOR + 2.000%
Floor 2.000%
07/20/2034	2.083%	4,175,000	4,175,455
Series 2021-1A Class D
3-month USD LIBOR + 3.000%
Floor 3.000%
07/20/2034	3.083%	4,000,000	3,951,656
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class B
06/20/2035	3.650%	2,568,811	2,644,824
Series 2019-2A Class C
05/20/2036	3.120%	2,859,674	2,926,165
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	2,174,046	2,235,474
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400%
Floor 1.400%
04/25/2031	1.576%	5,550,000	5,500,894
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	3,601,009	3,640,262
Wendy's Funding LLC(a)
Series 2021-1A Class A2II
06/15/2051	2.775%	12,275,000	12,340,053

Total Asset-Backed Securities — Non-Agency
(Cost $294,342,522)			295,336,308

Commercial Mortgage-Backed Securities - Non-Agency 2.0%
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-2 Class M1
07/27/2048	4.343%	3,500,000	3,512,245
BXMT Ltd.(a),(b)
Subordinated Series 2020-FL2 Class D
1-month USD LIBOR + 1.950%
Floor 1.950%
02/15/2038	2.075%	9,087,000	9,075,668
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	6,450,000	6,512,762
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	21,100,000	21,399,447
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	7,497,122
Tricon American Homes LLC(a)
Series 2020-SFR1 Class D
07/17/2038	2.548%	7,200,000	7,296,441

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	7,455,454

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $62,441,643)			62,749,139

Convertible Bonds 0.1%
Banking 0.1%
Itau Unibanco Holding SA(a),(f)
Subordinated
04/15/2031	3.875%	1,900,000	1,889,069

Total Convertible Bonds
(Cost $1,893,749)			1,889,069

Corporate Bonds & Notes 41.3%
Aerospace & Defense 0.6%
Boeing Co. (The)
02/04/2026	2.196%	3,230,000	3,260,524
05/01/2050	5.805%	1,730,000	2,334,265
Teledyne Technologies, Inc.
04/01/2028	2.250%	2,070,000	2,109,069
TransDigm, Inc.(a)
01/15/2029	4.625%	5,360,000	5,376,504
United Technologies Corp.
11/16/2028	4.125%	4,310,000	4,964,153

Total			18,044,515

Airlines 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	5,666,000	6,015,249
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,843,000	5,213,871
Southwest Airlines Co.
06/15/2027	5.125%	4,110,000	4,839,799
United Airlines Pass-Through Trust
Series 2020-1 Class B
01/15/2026	4.875%	2,083,664	2,209,781
United Airlines, Inc.(a)
04/15/2029	4.625%	2,561,000	2,652,671

Total			20,931,371

Apartment REIT 0.0%
American Homes 4 Rent LP(d)
07/15/2031	2.375%	840,000	827,509
07/15/2051	3.375%	720,000	705,327

Total			1,532,836

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Automotive 1.1%
Cummins, Inc.
09/01/2050	2.600%	2,080,000	1,980,821
Ford Motor Credit Co. LLC
08/03/2022	2.979%	2,950,000	2,990,583
11/01/2022	3.350%	1,720,000	1,762,031
11/13/2025	3.375%	4,510,000	4,676,681
02/16/2028	2.900%	2,320,000	2,314,956
General Motors Co.
04/01/2038	5.150%	1,970,000	2,398,016
General Motors Financial Co., Inc.
06/20/2025	2.750%	6,021,000	6,340,642
08/20/2027	2.700%	2,989,000	3,106,870
06/10/2031	2.700%	1,658,000	1,669,399
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	1,152,000	1,203,950
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	1,640,000	1,804,476
Toyota Motor Credit Corp.
04/06/2028	1.900%	2,990,000	3,045,364

Total			33,293,789

Banking 5.3%
Ally Financial, Inc.(f)
12/31/2049	4.700%	3,330,000	3,382,603
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	4,270,000	4,897,776
Banco Santander SA
03/25/2031	2.958%	4,600,000	4,741,735
Banistmo SA(a)
07/31/2027	4.250%	2,680,000	2,820,212
Bank of America Corp.(f)
12/20/2028	3.419%	5,330,000	5,811,455
06/14/2029	2.087%	4,500,000	4,536,756
06/19/2041	2.676%	7,905,000	7,691,598
Bank of America Corp.
Subordinated
11/25/2027	4.183%	2,000,000	2,239,354
Barclays PLC
Subordinated
05/12/2026	5.200%	2,700,000	3,090,568
BNP Paribas SA(a),(f)
Subordinated
03/01/2033	4.375%	4,165,000	4,605,979
BPCE SA(a)
Subordinated
03/15/2025	4.500%	1,524,000	1,681,353

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Citigroup, Inc.(f)
06/09/2027	1.462%	4,410,000	4,391,034
10/27/2028	3.520%	8,068,000	8,835,277
06/03/2031	2.572%	4,572,000	4,698,584
Commonwealth Bank of Australia(a)
Subordinated
03/11/2031	2.688%	3,255,000	3,248,463
Deutsche Bank AG(f)
05/28/2032	3.035%	5,700,000	5,798,052
Subordinated
01/14/2032	3.729%	2,122,000	2,161,069
FNB Corp.
02/24/2023	2.200%	3,900,000	3,961,748
Goldman Sachs Group, Inc. (The)(f)
03/09/2027	1.431%	9,420,000	9,392,315
04/22/2042	3.210%	2,000,000	2,092,792
HSBC Holdings PLC(f)
05/24/2027	1.589%	3,965,000	3,970,260
05/24/2032	2.804%	1,960,000	2,011,933
Intesa Sanpaolo SpA(a)
Subordinated
06/01/2032	4.198%	4,300,000	4,415,607
JPMorgan Chase & Co.(f)
04/22/2027	1.578%	2,305,000	2,317,375
06/01/2028	2.182%	3,715,000	3,802,137
06/01/2029	2.069%	3,300,000	3,325,444
04/22/2042	3.157%	5,195,000	5,409,246
Macquarie Group Ltd.(a),(f)
09/23/2027	1.629%	1,264,000	1,258,068
Morgan Stanley(f)
05/04/2027	1.593%	8,586,000	8,645,162
04/22/2042	3.217%	1,300,000	1,375,564
National Australia Bank Ltd.(a)
Subordinated
05/21/2031	2.990%	3,900,000	3,959,989
PNC Bank NA
Subordinated
07/26/2028	4.050%	4,035,000	4,665,585
Societe Generale SA(a),(f)
06/09/2032	2.889%	3,345,000	3,381,553
SVB Financial Group
05/15/2028	2.100%	3,655,000	3,706,409
Truist Financial Corp.(f)
06/07/2029	1.887%	1,450,000	1,457,598
UniCredit SpA(a),(f)
06/03/2027	1.982%	5,200,000	5,177,768
06/03/2032	3.127%	5,200,000	5,226,552
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Wells Fargo & Co.(f)
04/30/2026	2.188%	407,000	422,542
06/02/2028	2.393%	3,055,000	3,167,792
04/30/2041	3.068%	4,245,000	4,352,982

Total			162,128,289

Brokerage/Asset Managers/Exchanges 1.0%
Ares Finance Co. III LLC(a)
Subordinated
06/30/2051	4.125%	4,950,000	4,956,166
Blue Owl Finance LLC(a)
06/10/2031	3.125%	2,800,000	2,791,969
CI Financial Corp.
06/15/2051	4.100%	3,775,000	3,932,900
LPL Holdings, Inc.(a)
11/15/2027	4.625%	5,361,000	5,560,151
05/15/2031	4.375%	4,413,000	4,473,129

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,020,000	2,050,804
CSC Holdings LLC(a)
01/15/2030	5.750%	3,660,000	3,807,516
11/15/2031	4.500%	1,955,000	1,968,019
11/15/2031	5.000%	1,955,000	1,965,447
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	7,302,000	7,667,982
Time Warner Cable LLC
09/15/2042	4.500%	4,500,000	5,017,029
Virgin Media Vendor Financing Notes IV DAC(a)
07/15/2028	5.000%	7,785,000	7,943,672
VTR Finance NV(a)
07/15/2028	6.375%	5,330,000	5,675,454

Total			64,393,066

Chemicals 0.3%

Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	3,210,000	3,529,644
06/17/2026	3.750%	1,455,000	1,529,960
Owl Rock Technology Finance Corp.
01/15/2027	2.500%	3,880,000	3,831,491

Total			30,605,410

Building Materials 0.5%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	4,450,000	4,672,581
Cemex SAB de CV(a)
09/17/2030	5.200%	4,940,000	5,421,820
07/11/2031	3.875%	2,500,000	2,534,727
Eagle Materials, Inc.(d)
07/01/2031	2.500%	1,534,000	1,522,494
LBM Acquisition LLC(a)
01/15/2029	6.250%	2,320,000	2,337,578

Total			16,489,200

Cable and Satellite 2.1%
Cable Onda SA(a)
01/30/2030	4.500%	2,800,000	2,950,822
Cablevision Systems Corp.
09/15/2022	5.875%	6,288,000	6,601,153
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	2,600,000	2,948,079
06/01/2041	3.500%	3,012,000	3,032,416
07/01/2049	5.125%	4,505,000	5,381,253
Comcast Corp.
04/01/2030	3.400%	5,559,000	6,139,759
04/01/2040	3.750%	1,100,000	1,243,661
Dow Chemical Co. (The)
11/15/2050	3.600%	2,580,000	2,781,400
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	1,460,000	1,457,206
Tronox, Inc.(a)
03/15/2029	4.625%	3,740,000	3,781,853

Total			8,020,459

Consumer Cyclical Services 0.1%
Block Financial LLC
07/15/2028	2.500%	2,553,000	2,562,730
Realogy Group LLC/Co-Issuer Corp.(a)
01/15/2029	5.750%	1,822,000	1,904,877

Total			4,467,607

Diversified Manufacturing 0.3%
General Electric Co.
05/01/2050	4.350%	1,820,000	2,203,185
Lennox International, Inc.
08/01/2027	1.700%	1,160,000	1,161,096
Vontier Corp.(a)
04/01/2026	1.800%	1,315,000	1,310,733
Wabtec Corp.(f)
09/15/2028	4.950%	3,657,000	4,247,715

Total			8,922,729

Electric 2.5%
AEP Texas, Inc.
07/01/2030	2.100%	2,930,000	2,876,806
Ameren Corp.
01/15/2031	3.500%	3,830,000	4,195,232

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,723,000	1,743,528
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	1,610,000	1,828,719
CenterPoint Energy, Inc.
11/01/2028	4.250%	3,058,000	3,503,217
06/01/2031	2.650%	1,263,000	1,288,761
Commonwealth Edison Co.
11/15/2049	3.200%	2,900,000	3,067,606
Dominion Energy, Inc.
08/01/2041	4.900%	2,650,000	3,353,778
DTE Electric Co.
03/01/2030	2.250%	2,770,000	2,845,286
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,115,000	1,159,426
Duke Energy Corp.
06/15/2031	2.550%	3,180,000	3,224,460
Duke Energy Florida LLC
06/15/2030	1.750%	1,960,000	1,921,593
11/15/2042	3.850%	360,000	415,477
Duke Energy Progress LLC
12/01/2044	4.150%	3,385,000	4,087,946
Entergy Arkansas LLC
06/15/2051	2.650%	1,500,000	1,430,102
Exelon Corp.
04/15/2046	4.450%	960,000	1,164,573
FEL Energy VI Sarl(a)
12/01/2040	5.750%	4,674,700	4,964,922
Florida Power & Light Co.
02/01/2042	4.125%	1,840,000	2,242,324
Indiana Michigan Power Co.
05/01/2051	3.250%	1,114,000	1,166,416
MidAmerican Energy Co.
10/15/2044	4.400%	2,160,000	2,676,125
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,340,000	2,535,489
Northern States Power Co.
04/01/2052	3.200%	1,790,000	1,935,712
NRG Energy, Inc.(a)
12/02/2025	2.000%	6,200,000	6,276,525
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,160,000	1,141,588
PacifiCorp
03/15/2051	3.300%	2,200,000	2,343,588
Star Energy Geothermal Darajat II/Salak(a)
10/14/2038	4.850%	1,800,000	1,981,549

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Virginia Electric and Power Co.
12/15/2050	2.450%	3,194,000	2,941,902
Vistra Operations Co. LLC(a)
05/01/2029	4.375%	880,000	884,642
WEC Energy Group, Inc.
10/15/2027	1.375%	3,920,000	3,831,694
Xcel Energy, Inc.
06/01/2030	3.400%	3,000,000	3,296,397

Total			76,325,383

Environmental 0.3%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	5,430,000	5,366,367
Waste Connections, Inc.
02/01/2030	2.600%	2,030,000	2,099,612
Waste Management, Inc.
11/15/2050	2.500%	1,230,000	1,146,924

Total			8,612,903

Finance Companies 2.8%
Air Lease Corp.(f)
Junior Subordinated
12/31/2049	4.650%	4,080,000	4,227,698
Aircastle Ltd.(a)
08/11/2025	5.250%	4,301,000	4,830,815
Aircastle Ltd.(a),(f)
12/31/2049	5.250%	4,790,000	4,838,102
Ares Capital Corp.
06/15/2028	2.875%	2,790,000	2,829,549
Avolon Holdings Funding Ltd.(a)
04/15/2026	4.250%	2,890,000	3,133,653
05/01/2026	4.375%	8,765,000	9,524,320
Bain Capital Specialty Finance, Inc.
03/10/2026	2.950%	4,220,000	4,322,280
Freedom Mortgage Corp.(a),(d)
01/15/2027	6.625%	4,580,000	4,609,612
FS KKR Capital Corp.
01/15/2026	3.400%	5,834,000	6,034,204
01/15/2027	2.625%	1,334,000	1,320,762
GE Capital Funding LLC
05/15/2030	4.400%	2,870,000	3,345,288
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,800,000	3,362,990
Golub Capital BDC, Inc.
08/24/2026	2.500%	3,310,000	3,327,017
Midcap Financial Issuer Trust(a)
01/15/2030	5.625%	3,935,000	3,950,561
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	11

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Navient Corp.
03/15/2028	4.875%	7,735,000	7,775,423
OneMain Finance Corp.
01/15/2027	3.500%	3,811,000	3,843,875
Owl Rock Capital Corp.
07/15/2026	3.400%	2,535,000	2,643,637
PennyMac Financial Services, Inc.(a)
10/15/2025	5.375%	4,070,000	4,283,775
02/15/2029	4.250%	1,053,000	1,014,592
Prospect Capital Corp.
01/22/2026	3.706%	3,185,000	3,272,445
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	3,785,000	3,787,347

Total			86,277,945

Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,980,000	6,299,255
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,690,000	5,586,362
MARB BondCo PLC(a)
01/29/2031	3.950%	6,000,000	5,781,867
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,630,000	1,658,899
Sodexo, Inc.(a)
04/16/2031	2.718%	6,610,000	6,746,428
Sysco Corp.
07/15/2026	3.300%	1,400,000	1,522,187
04/01/2030	5.950%	3,983,000	5,117,682
United Natural Foods, Inc.(a)
10/15/2028	6.750%	3,340,000	3,592,506
US Foods, Inc.(a)
02/15/2029	4.750%	3,725,000	3,799,313

Total			40,104,499

Gaming 0.5%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,640,000	3,038,091
International Game Technology PLC(a)
04/15/2026	4.125%	1,100,000	1,145,557
01/15/2029	5.250%	6,545,000	7,019,102
Penn National Gaming, Inc.(a),(d)
07/01/2029	4.125%	778,000	777,118
Scientific Games International, Inc.(a)
11/15/2029	7.250%	3,281,000	3,700,907

Total			15,680,775

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Health Care 2.2%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,991,000	3,201,089
AdaptHealth LLC(a)
08/01/2029	4.625%	2,410,000	2,441,984
Agilent Technologies, Inc.
03/12/2031	2.300%	4,712,000	4,715,154
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	2,970,000	3,104,639
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	3,080,000	3,255,429
Cigna Corp.
03/15/2030	2.400%	2,790,000	2,848,691
CVS Health Corp.
03/25/2028	4.300%	1,416,000	1,626,706
08/21/2030	1.750%	2,540,000	2,444,471
03/25/2038	4.780%	2,080,000	2,558,475
DaVita, Inc.(a)
06/01/2030	4.625%	4,850,000	4,990,549
HCA, Inc.
07/15/2031	2.375%	5,180,000	5,126,625
07/15/2051	3.500%	2,400,000	2,400,656
Illumina, Inc.
03/23/2031	2.550%	3,927,000	3,984,540
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,675,000	1,727,771
Novant Health, Inc.
11/01/2051	3.168%	2,000,000	2,100,310
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	3,926,000	4,213,859
Tenet Healthcare Corp.
06/15/2023	6.750%	3,020,000	3,288,574
Tenet Healthcare Corp.(a)
10/01/2028	6.125%	3,210,000	3,415,635
Universal Health Services, Inc.(a)
06/01/2026	5.000%	1,700,000	1,745,034
10/15/2030	2.650%	4,760,000	4,783,416
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	2,255,000	2,469,270

Total			66,442,877

Healthcare Insurance 0.3%
Centene Corp.
12/15/2027	4.250%	3,126,000	3,297,705
12/15/2029	4.625%	2,090,000	2,300,712
02/15/2030	3.375%	2,844,000	2,972,343

Total			8,570,760

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Healthcare REIT 1.0%
MPT Operating Partnership LP/Finance Corp.
10/15/2027	5.000%	6,385,000	6,770,593
03/15/2031	3.500%	6,765,000	6,833,433
National Health Investors, Inc.
02/01/2031	3.000%	6,315,000	6,118,169
Omega Healthcare Investors, Inc.
02/01/2031	3.375%	5,435,000	5,584,335
Welltower, Inc.
06/01/2031	2.800%	4,710,000	4,866,921

Total			30,173,451

Home Construction 0.6%
D.R. Horton, Inc.
08/15/2023	5.750%	1,350,000	1,475,592
DR Horton, Inc.
10/15/2024	2.500%	3,030,000	3,177,606
KB Home
11/15/2029	4.800%	4,970,000	5,385,887
06/15/2031	4.000%	1,315,000	1,325,839
Mattamy Group Corp.(a)
03/01/2030	4.625%	2,885,000	2,952,528
Meritage Homes Corp.(a)
04/15/2029	3.875%	4,450,000	4,604,954

Total			18,922,406

Independent Energy 0.8%
Aker BP ASA(a)
01/15/2030	3.750%	3,220,000	3,468,383
01/15/2031	4.000%	1,430,000	1,569,793
Antero Resources Corp.(a)
02/01/2029	7.625%	3,694,000	4,107,450
Diamondback Energy, Inc.
12/01/2029	3.500%	3,360,000	3,601,376
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	3,964,000	4,051,899
Geopark Ltd.(a)
09/21/2024	6.500%	809,000	834,318
01/17/2027	5.500%	2,250,000	2,288,012
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	3,386,000	3,529,884
Lundin Energy Finance BV(a)
07/15/2031	3.100%	1,580,000	1,598,496

Total			25,049,611

Integrated Energy 0.2%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,830,000	1,848,092

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Chevron Corp.
05/11/2027	1.995%	1,880,000	1,941,926
Suncor Energy, Inc.
03/04/2051	3.750%	2,180,000	2,356,999

Total			6,147,017

Leisure 0.1%
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	2,732,000	2,780,396

Life Insurance 1.4%
Athene Global Funding(a)
06/07/2031	2.673%	5,700,000	5,766,618
Athene Holding Ltd.
05/25/2051	3.950%	2,973,000	3,182,861
Brighthouse Financial Global Funding(a)
06/28/2028	2.000%	5,150,000	5,155,179
Equitable Financial Life Global Funding(a)
03/08/2028	1.800%	2,180,000	2,164,034
Global Atlantic Fin Co.(a)
06/15/2031	3.125%	1,762,000	1,778,938
Global Atlantic Fin Co.(a),(d),(f)
10/15/2051	4.700%	4,710,000	4,715,166
Nippon Life Insurance Co.(a),(f)
01/21/2051	2.750%	4,790,000	4,695,754
Sammons Financial Group, Inc.(a)
04/16/2031	3.350%	4,224,000	4,346,547
SBL Holdings, Inc.(a)
02/18/2031	5.000%	2,705,000	2,925,359
SBL Holdings, Inc.(a),(f)
12/31/2049	6.500%	4,590,000	4,560,664
Security Benefit Global Funding(a)
05/17/2024	1.250%	3,970,000	3,975,249

Total			43,266,369

Lodging 0.2%
Marriott International, Inc.
04/15/2031	2.850%	1,340,000	1,361,736
10/15/2032	3.500%	4,072,000	4,329,296

Total			5,691,032

Media and Entertainment 1.0%
AMC Networks, Inc.
02/15/2029	4.250%	5,575,000	5,632,625
Lamar Media Corp.
02/15/2028	3.750%	7,870,000	8,005,904
Netflix, Inc.
04/15/2028	4.875%	2,003,000	2,328,035
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	13

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Omnicom Group, Inc.
08/01/2031	2.600%	2,160,000	2,196,800
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	4,115,000	4,047,058
TEGNA, Inc.
03/15/2028	4.625%	5,694,000	5,907,043
Viacom, Inc.
03/15/2043	4.375%	1,930,000	2,227,975

Total			30,345,440

Metals and Mining 1.2%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	3,380,000	3,521,230
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	3,199,000	3,364,668
Constellium SE(a)
04/15/2029	3.750%	2,548,000	2,524,000
Freeport-McMoRan, Inc.
08/01/2030	4.625%	5,826,000	6,375,800
Minera Mexico SA de CV(a)
01/26/2050	4.500%	3,200,000	3,582,614
Newcrest Finance Pty Ltd.(a)
05/13/2050	4.200%	1,460,000	1,675,825
Novelis Corp.(a)
01/30/2030	4.750%	4,435,000	4,655,424
Steel Dynamics, Inc.
04/15/2030	3.450%	1,550,000	1,688,857
01/15/2031	3.250%	3,200,000	3,438,995
Teck Resources Ltd.
07/15/2030	3.900%	1,200,000	1,296,065
07/15/2041	6.250%	2,640,000	3,470,457

Total			35,593,935

Midstream 1.1%
Energy Transfer Operating LP
04/15/2029	5.250%	2,500,000	2,953,066
Energy Transfer Partners LP
03/15/2035	4.900%	1,990,000	2,297,925
Enterprise Products Operating LLC
03/15/2044	4.850%	2,970,000	3,643,983
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,835,000	1,867,285
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	3,090,000	3,129,264
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	2.940%	6,000,000	5,941,460

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,846,000	2,570,662
MPLX LP
04/15/2038	4.500%	709,000	810,539
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	2,630,000	2,816,538
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	5,180,000	5,921,449
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	2,140,000	2,307,285

Total			34,259,456

Natural Gas 0.4%
Infraestructura Energetica Nova SAB de CV(a)
01/15/2051	4.750%	3,400,000	3,450,836
NiSource Finance Corp.
02/01/2045	5.650%	2,110,000	2,890,538
Sempra Energy
06/15/2027	3.250%	3,400,000	3,687,926
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	3,010,000	2,861,099
10/01/2046	3.950%	140,000	155,750

Total			13,046,149

Office REIT 0.2%
Corporate Office Properties LP
04/15/2031	2.750%	1,059,000	1,067,214
Hudson Pacific Properties LP
01/15/2030	3.250%	2,756,000	2,909,263
Vornado Realty LP
06/01/2031	3.400%	3,338,000	3,441,954

Total			7,418,431

Oil Field Services 0.0%
Baker Hughes, a GE Co., LLC/Obligor, Inc.
11/07/2029	3.138%	1,259,000	1,356,820

Other Financial Institutions 0.2%
Blackstone Secured Lending Fund(a)
09/16/2026	2.750%	2,930,000	2,970,105
Howard Hughes Corp. (The)(a)
02/01/2031	4.375%	4,054,000	4,038,068

Total			7,008,173

Other Industry 0.1%
Arcosa, Inc.(a)
04/15/2029	4.375%	1,660,000	1,690,430

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Quanta Services, Inc.
10/01/2030	2.900%	1,463,000	1,517,583

Total			3,208,013

Other REIT 1.1%
EPR Properties
12/15/2026	4.750%	2,178,000	2,363,244
04/15/2028	4.950%	8,040,000	8,696,983
Host Hotels & Resorts LP
06/15/2025	4.000%	3,055,000	3,310,608
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	4,475,000	4,474,028
Lexington Realty Trust
09/15/2030	2.700%	3,865,000	3,937,059
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	4,260,000	4,281,300
Starwood Property Trust, Inc.(a),(d)
07/15/2026	3.625%	4,366,000	4,399,491
Sun Communities Operating LP
07/15/2031	2.700%	1,491,000	1,497,036

Total			32,959,749

Other Utility 0.1%
Essential Utilities, Inc.
04/15/2030	2.704%	4,440,000	4,612,762

Packaging 0.5%
Amcor Flexibles North America, Inc.
05/25/2031	2.690%	2,280,000	2,324,430
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	4,343,000	4,310,257
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,960,000	2,023,390
08/15/2027	5.250%	4,613,000	4,708,450
Berry Global, Inc.(a)
01/15/2026	1.570%	3,070,000	3,073,957

Total			16,440,484

Paper 0.2%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	3,300,000	3,401,537
WRKCo, Inc.
09/15/2024	3.000%	1,640,000	1,739,320

Total			5,140,857

Pharmaceuticals 1.0%
AbbVie, Inc.
11/21/2029	3.200%	3,065,000	3,326,594
11/06/2042	4.400%	2,870,000	3,488,183

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
AstraZeneca Finance LLC
05/28/2028	1.750%	705,000	704,656
05/28/2031	2.250%	1,160,000	1,176,172
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,050,000	2,096,453
Bristol-Myers Squibb Co.
11/13/2050	2.550%	2,093,000	2,004,435
Gilead Sciences, Inc.
03/01/2026	3.650%	5,830,000	6,430,017
10/01/2027	1.200%	1,798,000	1,752,464
Jazz Securities DAC(a)
01/15/2029	4.375%	1,433,000	1,486,780
Royalty Pharma PLC(a)
09/02/2030	2.200%	3,770,000	3,698,077
Upjohn, Inc.(a)
06/22/2030	2.700%	3,423,000	3,459,045
06/22/2050	4.000%	1,441,000	1,526,975

Total			31,149,851

Property & Casualty 0.2%
American International Group, Inc.
05/01/2036	6.250%	2,370,000	3,307,796
07/16/2044	4.500%	2,860,000	3,471,552

Total			6,779,348

Railroads 0.5%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,165,000	2,622,959
09/15/2051	3.300%	1,410,000	1,538,475
CSX Corp.
06/01/2027	3.250%	3,400,000	3,728,568
Norfolk Southern Corp.
05/15/2031	2.300%	1,130,000	1,145,132
Union Pacific Corp.
05/20/2031	2.375%	1,190,000	1,215,811
08/15/2039	3.550%	3,430,000	3,816,442

Total			14,067,387

Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	2,680,000	2,719,877

Retail REIT 0.9%
Agree LP
06/15/2028	2.000%	3,800,000	3,769,209
Essential Properties LP
07/15/2031	2.950%	3,380,000	3,378,623
Federal Realty Investment Trust
08/01/2046	3.625%	3,435,000	3,555,913
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	15

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Retail Properties of America, Inc.
03/15/2025	4.000%	3,362,000	3,582,567
Spirit Realty LP
01/15/2027	3.200%	1,111,000	1,184,089
07/15/2029	4.000%	4,962,000	5,514,870
02/15/2031	3.200%	939,000	978,460
STORE Capital Corp.
03/15/2028	4.500%	5,540,000	6,269,051

Total			28,232,782

Retailers 1.1%
Amazon.com, Inc.
05/12/2031	2.100%	4,000,000	4,067,338
05/12/2041	2.875%	3,505,000	3,618,524
Home Depot, Inc. (The)
06/15/2047	3.900%	240,000	284,974
03/15/2051	2.375%	4,950,000	4,579,077
Lowe's Companies, Inc.
04/15/2028	1.300%	3,183,000	3,104,764
04/01/2031	2.625%	2,870,000	2,972,030
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	2,550,000	2,618,263
05/01/2029	7.875%	2,040,000	2,101,993
Nordstrom, Inc.(a)
08/01/2031	4.250%	1,380,000	1,440,897
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,875,000	2,985,527
QVC, Inc.
09/01/2028	4.375%	4,225,000	4,312,326
Victoria's Secret & Co.(a),(d)
07/15/2029	4.625%	612,000	612,000

Total			32,697,713

Supermarkets 0.2%

Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)

02/15/2030	4.875%	4,496,000	4,794,875
Kroger Co. (The)
10/15/2046	3.875%	2,200,000	2,428,901

Total			7,223,776

Technology 2.3%
Apple, Inc.
02/08/2051	2.650%	6,595,000	6,469,650
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	2,800,000	3,094,615
CommScope Technologies LLC(a)
03/15/2027	5.000%	6,935,000	7,092,607

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Dell International LLC/EMC Corp.
10/01/2026	4.900%	4,055,000	4,679,309
EMC Corp.
06/01/2023	3.375%	7,990,000	8,292,068
HP, Inc.(a)
06/17/2031	2.650%	2,090,000	2,091,992
International Business Machines Corp.
05/15/2040	2.850%	2,435,000	2,461,960
Iron Mountain, Inc.(a)
09/15/2029	4.875%	5,335,000	5,511,809
Microchip Technology, Inc.
09/01/2025	4.250%	8,345,000	8,764,651
NCR Corp.(a)
04/15/2029	5.125%	3,190,000	3,291,240
Oracle Corp.
04/01/2040	3.600%	4,705,000	4,963,304
Salesforce.com, Inc.(d)
07/15/2028	1.500%	3,032,000	3,031,625
07/15/2041	2.700%	2,300,000	2,314,422
Seagate HDD
06/01/2027	4.875%	2,917,000	3,218,483
Seagate HDD Cayman
03/01/2024	4.875%	1,125,000	1,217,900
Western Digital Corp.
02/15/2026	4.750%	2,830,000	3,145,043

Total			69,640,678

Transportation Services 0.3%
GXO Logistics, Inc.(a),(d)
07/15/2031	2.650%	1,573,000	1,565,087
Rumo Luxembourg Sarl(a)
01/10/2028	5.250%	2,400,000	2,571,115
Triton Container International Ltd.(a)
06/15/2031	3.150%	3,490,000	3,512,282
XPO Logistics, Inc.(a)
05/01/2025	6.250%	2,998,000	3,189,569

Total			10,838,053

Treasury 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	3,000,000	3,149,412

Wireless 1.1%
Crown Castle International Corp.
02/15/2028	3.800%	4,180,000	4,644,636
Sprint Corp.
02/15/2025	7.625%	5,670,000	6,734,967

The accompanying Notes to Financial Statements are an integral part of this statement.

16 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
T-Mobile USA, Inc.
02/01/2028	4.750%	3,948,000	4,227,777
04/15/2031	3.500%	3,770,000	3,895,834
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	2,515,000	2,595,479
Vodafone Group PLC
02/19/2043	4.375%	3,775,000	4,405,193
Vodafone Group PLC(f)
06/04/2081	4.125%	6,620,000	6,600,184

Total			33,104,070

Wirelines 1.2%
AT&T, Inc.(a)
12/01/2033	2.550%	4,052,000	4,016,036
09/15/2055	3.550%	7,144,000	7,158,442
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	4,676,000	4,851,856
Telefonica Emisiones SAU
03/06/2048	4.895%	5,210,000	6,231,216
Verizon Communications, Inc.
09/21/2028	4.329%	2,206,000	2,564,026
01/20/2031	1.750%	5,015,000	4,805,961
11/20/2040	2.650%	4,551,000	4,390,915
10/30/2056	2.987%	2,065,000	1,941,574

Total			35,960,026

Total Corporate Bonds & Notes
(Cost $1,238,322,358)			1,269,827,937

Foreign Government Obligations(g) 5.9%
Brazil 0.2%
Brazilian Government International Bond
04/07/2026	6.000%	5,600,000	6,564,658

Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,314,079

Colombia 0.1%
Colombia Government International Bond
09/18/2037	7.375%	3,000,000	3,944,336

Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,701,384

Egypt 0.2%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	1,121,975
01/31/2047	8.500%	6,000,000	6,258,056

Total			7,380,031

Foreign Government Obligations(g) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2035	7.875%	2,000,000	1,967,803

Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,624,510

Mexico 3.8%
Mexican Bonos
12/05/2024	10.000%	MXN 1,684,000,000	94,438,917
Petroleos Mexicanos
01/30/2023	3.500%	9,259,000	9,442,795
03/13/2027	6.500%	9,400,000	9,912,611
Petroleos Mexicanos(a)
10/16/2025	6.875%	2,310,000	2,554,632

Total			116,348,955

Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	2,200,000	2,369,785

Norway 0.0%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,683,274

Qatar 0.1%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,900,000	1,922,787

Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/23/2047	5.250%	3,200,000	4,017,828

Saudi Arabia 0.2%
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%	7,000,000	7,081,442

Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	203,117

Singapore 0.1%
BOC Aviation Ltd.(a)
01/21/2026	1.750%	2,400,000	2,376,921

South Africa 0.0%
Republic of South Africa Government International Bond
06/22/2030	5.875%	1,600,000	1,824,002

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	17

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(g) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%	3,000,000	1,910,461

Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,600,000	3,353,286

Turkey 0.1%
Turkey Government International Bond
03/17/2036	6.875%	3,000,000	3,027,033

United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
04/29/2028	2.000%	2,240,000	2,253,722

United States 0.2%
DAE Funding LLC(a)
08/01/2024	1.550%	789,000	787,170
03/20/2028	3.375%	4,569,000	4,689,242

Total			5,476,412

Total Foreign Government Obligations
(Cost $180,428,245)			181,345,826

Inflation-Indexed Bonds 9.0%
United States 9.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	20,647,770	22,257,264
10/15/2025	0.125%	17,496,910	19,050,772
07/15/2026	0.125%	22,282,200	24,414,819
01/15/2028	0.500%	36,810,440	41,279,772
07/15/2029	0.250%	32,260,218	35,896,262
01/15/2030	0.125%	4,670,865	5,128,832
07/15/2030	0.125%	81,244,020	89,664,751
01/15/2031	0.125%	35,905,800	39,525,607

Total			277,218,079

Total Inflation-Indexed Bonds
(Cost $275,416,924)			277,218,079

Municipal Bonds 1.7%
	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	2,303,956

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,358,223
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	716,541

Total			4,378,720

Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	2,225,224
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,694,411

Total			3,919,635

Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	860,000	1,000,597
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	959,446

Total			1,960,043

Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,255,867

Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,458,166

The accompanying Notes to Financial Statements are an integral part of this statement.

18 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,044,824

Total			2,502,990

Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,771,826

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,729,950

Total			8,243,355

Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,392,042

Turnpike / Bridge / Toll Road 0.4%

Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	2,220,000	2,785,860

Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,179,610
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	1,383,659

Total			3,563,269

State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,473,222
Michigan Strategic Fund(d)
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	4,050,000	4,110,673

Total			6,583,895

State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	5,513,405
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,901,581
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,418,969
Grand Parkway Transportation Corp.
Taxable Refunding Revenue Bonds
Subordinate Tier Toll
Series 2020
10/01/2052	3.236%	1,715,000	1,753,574
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	2,093,490
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,712,964

Total			10,880,578

Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,387,757

Total Municipal Bonds
(Cost $45,576,397)			52,625,837

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	19

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency 13.5%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022	5.000%	65,609	68,286
03/01/2034-
08/01/2038	5.500%	1,345,171	1,557,931
02/01/2038	6.000%	392,895	466,864
10/01/2048	4.000%	2,284,594	2,433,806
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR +
1.870%
Cap 10.030%
07/01/2036	2.261%	954,271	1,009,030
1-year CMT + 2.250%
Cap 10.877%
07/01/2036	2.605%	944,195	1,007,400
1-year CMT + 2.135%
Cap 10.678%
10/01/2036	2.344%	738,179	787,942
1-year CMT + 2.255%
Cap 10.173%
04/01/2037	2.433%	818,112	869,398
12-month USD LIBOR +
1.777%
Cap 10.935%
02/01/2038	2.165%	419,089	443,708
12-month USD LIBOR +
1.869%
Cap 10.789%
06/01/2038	2.234%	216,189	225,711
12-month USD LIBOR +
1.880%
Cap 8.947%
07/01/2040	2.630%	75,381	79,589
12-month USD LIBOR +
1.767%
Cap 9.386%
09/01/2040	2.296%	129,761	135,092
12-month USD LIBOR +
1.880%
Cap 7.621%
05/01/2041	2.145%	85,477	89,173
12-month USD LIBOR +
1.860%
Cap 9.410%
07/01/2041	2.849%	444,550	471,124
12-month USD LIBOR +
1.650%
Cap 7.053%
12/01/2042	2.047%	511,684	536,682
12-month USD LIBOR +
1.640%
Cap 6.861%
02/01/2043	2.015%	106,155	108,918
12-month USD LIBOR +
1.650%
Cap 6.774%
06/01/2043	2.464%	97,361	97,804

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Federal National Mortgage Association
09/01/2022-
05/01/2039	6.500%	370,335	439,997
04/01/2033-
01/01/2039	5.500%	5,131,941	5,937,489
07/01/2033-
09/01/2049	4.500%	19,334,930	21,114,453
12/01/2033-
09/01/2037	6.000%	2,430,869	2,882,714
03/01/2034-
09/01/2049	3.500%	50,317,101	53,715,125
10/01/2040-
07/01/2049	4.000%	38,832,705	41,745,848
12/01/2049-
08/01/2050	3.000%	51,122,990	53,430,357
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565%
Floor 1.565, Cap 11.183
06/01/2035	1.815%	2,557,835	2,660,883
1-year CMT + 2.159%
Floor 2.159%, Cap 9.632%
03/01/2038	2.360%	944,648	1,004,895
12-month USD LIBOR +
1.863%
Floor 1.863%, Cap 9.169%
03/01/2040	2.292%	170,787	180,947
12-month USD LIBOR +
1.790%
Floor 1.790%, Cap 8.632%
08/01/2040	2.359%	284,162	298,837
12-month USD LIBOR +
1.772%
Floor 1.772%, Cap 8.787%
10/01/2040	2.321%	268,134	282,490
12-month USD LIBOR +
1.750%
Floor 1.750%, Cap 8.236%
08/01/2041	2.448%	475,202	500,107
12-month USD LIBOR +
1.610%
Floor 1.610%, Cap 8.187%
03/01/2047	3.187%	1,675,091	1,751,628
12-month USD LIBOR +
1.610%
Floor 1.610%, Cap 8.096%
04/01/2047	3.096%	1,761,589	1,843,245
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300%
Floor 0.300%, Cap 7.000%
11/25/2035	0.392%	571,025	573,016
Federal National Mortgage Association(h)
06/01/2051	2.500%	10,000,000	10,359,300
Freddie Mac REMICS(c),(i)
CMO Series 205123 Class HI
01/25/2042	5.000%	8,710,000	1,333,719

The accompanying Notes to Financial Statements are an integral part of this statement.

20 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250%
05/25/2025	3.342%	1,152,979	1,170,038
Government National Mortgage Association
07/20/2039-
10/20/2040	5.000%	4,591,434	5,183,248
02/15/2040-
06/15/2041	4.500%	10,222,530	11,663,893
07/15/2040-
11/20/2040	4.000%	4,369,971	4,784,864
04/20/2042-
03/20/2043	3.500%	11,190,796	11,996,775
07/20/2046-
02/20/2047	2.500%	12,975,658	13,546,231
Government National Mortgage Association TBA(d)
07/21/2051	2.500%	88,700,000	91,814,895
07/21/2051	3.000%	45,500,000	47,469,297
Uniform Mortgage-Backed Security TBA(d)
07/14/2051	3.000%	17,450,000	18,193,670

Total Residential Mortgage-Backed Securities - Agency
(Cost $408,354,513)			416,266,419

Residential Mortgage-Backed Securities - Non-Agency 10.6%
Angel Oak Mortgage Trust(a),(e)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	5,014,426
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class M1
04/25/2049	4.760%	7,000,000	7,272,712
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	2,850,000	2,989,862
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250%
Floor 2.250%, Cap 9.895%
02/25/2036	2.360%	1,127,953	1,144,999
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350%
10/25/2027	3.442%	7,567,116	7,586,670
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900%
04/25/2028	2.992%	9,990,000	10,107,424
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 3.400%
06/25/2030	3.492%	272,933	273,327

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Subordinated CMO Series 2018-3A Class B1
1-month USD LIBOR + 3.900%
Floor 3.900%
10/25/2028	3.992%	4,550,000	4,669,529
Citigroup Mortgage Loan Trust(a),(e)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.250%	6,370,485	6,750,712
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-1R Class M1
09/25/2065	2.803%	3,000,000	3,029,359
CMO Series 2020-2 Class M1
03/25/2065	5.250%	6,050,000	6,289,059
Credit Suisse First Boston Mortgage-Backed Trust(e)
CMO Series 2004-AR6 Class 2A1
10/25/2034	2.526%	67,269	67,392
Credit Suisse Mortgage Trust(a),(e)
Subordinated CMO Series 2019-NQM1 Class B1
10/25/2059	3.890%	6,224,000	6,412,343
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	5,687,000	5,887,615
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.664%	5,675,000	5,722,141
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000%
Floor 4.000%
11/25/2028	4.092%	3,000,000	3,102,272
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000%
Floor 3.000%
11/25/2028	3.092%	8,130,000	8,180,831
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300%
04/25/2029	3.392%	5,800,000	5,875,521
Ellington Financial Mortgage Trust(a),(e)
Subordinated CMO Series 2020-1 Class B1
05/25/2065	5.265%	4,962,000	5,171,155
Fannie Mae Connecticut Avenue Securities(b)
1-month USD LIBOR + 6.950%
08/25/2028	7.042%	3,253,134	3,448,782
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600%
Floor 2.600%
05/25/2024	2.692%	2,125,468	2,146,750
CMO Series 2014-C03 Class 2M2
1-month USD LIBOR + 2.900%
Floor 2.900%
07/25/2024	2.992%	2,229,871	2,252,403
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	21

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900%
11/25/2024	4.992%	1,831,715	1,893,838
CMO Series 2014-C04 Class 2M2
1-month USD LIBOR + 5.000%
11/25/2024	5.092%	2,732,847	2,804,747
CMO Series 2015-C01 Class 1M2
1-month USD LIBOR + 4.300%
02/25/2025	4.392%	470,620	481,349
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000%
05/25/2025	4.092%	1,243,381	1,269,159
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700%
04/25/2028	5.792%	4,989,768	5,286,091
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550%
04/25/2028	5.642%	4,267,915	4,519,343
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750%
08/25/2028	6.842%	2,832,473	3,030,661
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900%
10/25/2028	5.992%	1,792,307	1,893,349
CMO Series 2016-C06 Class 1M2
1-month USD LIBOR + 4.250%
04/25/2029	4.342%	7,484,641	7,780,343
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000%
10/25/2029	3.092%	2,455,690	2,532,020
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150%
09/25/2050	3.242%	2,483,719	2,511,050
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000%
08/25/2024	4.092%	2,509,929	2,560,318
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100%
03/25/2050	3.192%	4,015,587	4,075,582
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600%
07/25/2050	3.692%	3,391,528	3,431,194
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000%
08/25/2050	6.092%	1,500,000	1,603,864

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA2 Class B1
1-month USD LIBOR + 4.350%
03/25/2049	4.442%	2,300,000	2,388,200
CMO Series 2019-FTR2 Class B1
1-month USD LIBOR + 3.000%
11/25/2048	3.092%	17,978,000	17,500,778
Subordinated CMO Series 2019-DNA3 Class B1
1-month USD LIBOR + 3.250%
07/25/2049	3.342%	6,000,000	6,053,848
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150%
11/25/2048	2.242%	3,250,000	3,246,959
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA3 Class M3
1-month USD LIBOR + 5.000%
12/25/2028	5.092%	6,807,784	7,115,031
CMO Series 2016-DNA4 Class M3
1-month USD LIBOR + 3.800%
Floor 3.800%
03/25/2029	3.892%	9,324,295	9,655,714
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000%
06/25/2050	3.092%	4,063,061	4,086,987
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100%
06/25/2050	5.192%	5,696,000	5,962,346
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000%
10/25/2028	3.092%	7,150,000	7,229,755
Homeward Opportunities Fund I Trust(a),(e)
CMO Series 2019-2 Class M1
09/25/2059	3.287%	5,000,000	5,003,042
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2020-NQM1 Class A3
10/25/2055	2.051%	5,565,861	5,584,705
CMO Series 2020-NQM1 Class M1
10/25/2055	3.531%	2,603,500	2,635,195
JPMorgan Mortgage Trust(e)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.165%	206,180	208,614
CMO Series 2006-A4 Class 3A1
06/25/2036	2.968%	1,152,453	959,432
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	2,648,060	2,720,860

The accompanying Notes to Financial Statements are an integral part of this statement.

22 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
JPMorgan Mortgage Trust(a),(e)
Subordinated CMO Series 2019-LTV3 Class B4
03/25/2050	4.544%	6,660,242	6,889,755
JPMorgan Wealth Management(a),(b)
CMO Series 2021-CL1 Class M4
30-day Average SOFR +
2.750%
03/25/2051	2.767%	1,427,125	1,427,124
MASTR Adjustable Rate Mortgages Trust(e)
CMO Series 2004-13 Class 3A7
11/21/2034	2.876%	492,997	497,803
Merrill Lynch Mortgage Investors Trust(e)
CMO Series 2005-A2 Class A2
02/25/2035	2.810%	959,976	968,860
New Residential Mortgage Loan Trust(a),(e)
Subordinated CMO Series 2020-NQM2 Class M1
05/24/2060	3.892%	1,760,000	1,818,145
Oaktown Re IV Ltd.(a),(b)
CMO Series 2020-1A Class M2
1-month USD LIBOR + 7.000%
Floor 7.000%
07/25/2030	7.092%	6,800,000	7,034,358
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600%
Floor 3.600%
10/25/2030	3.692%	4,650,000	4,741,728
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 3.800%
03/25/2028	3.892%	3,000,000	3,059,332
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700%
03/25/2028	2.792%	7,500,000	7,575,753
CMO Series 2020-2 Class M1B
1-month USD LIBOR + 4.000%
Floor 4.000%
10/25/2030	4.146%	4,137,578	4,155,048
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.600%
Floor 4.600%
10/25/2030	4.746%	3,000,000	3,039,515
Subordinated CMO Series 2019-1 Class B1
1-month USD LIBOR + 4.450%
Floor 4.450%
02/25/2029	4.542%	4,000,000	4,094,042
Residential Mortgage Loan Trust(a),(e)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,856,512

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Seasoned Credit Risk Transfer Trust(a)
CMO Series 2021-1 Class M
09/25/2060	4.250%	3,467,000	3,604,874
STACR Trust(a),(b)
CMO Series 2018-HRP1 Class M2
1-month USD LIBOR + 1.650%
04/25/2043	1.742%	2,106,267	2,109,057
Starwood Mortgage Residential Trust(a)
CMO Series 2020-2 Class B2E
04/25/2060	3.000%	5,000,000	4,971,437
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,000,000	4,141,484
Structured Adjustable Rate Mortgage Loan Trust(e)
CMO Series 2004-8 Class 2A1
07/25/2034	2.446%	1,005,751	1,033,355
Verus Securitization Trust(a),(e)
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	9,400,000	9,565,046
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	5,211,000	5,254,159
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	5,000,000	5,248,172
Vista Point Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
03/25/2065	4.151%	7,800,000	8,119,213
Subordinated CMO Series 2020-2 Class B1
04/25/2065	4.900%	2,000,000	2,105,376
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	118,411	122,509
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	440,558	434,216

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $321,778,361)			326,286,531

U.S. Treasury Obligations 9.0%
U.S. Treasury
12/15/2022	1.625%	5,000,000	5,106,445
02/28/2023	0.125%	30,000,000	29,966,016
05/31/2023	0.125%	15,000,000	14,968,359
03/15/2024	0.250%	5,000,000	4,980,469
11/15/2029	1.750%	1,000,000	1,032,344
05/15/2038	4.500%	9,000,000	12,555,000
02/15/2039	3.500%	7,350,000	9,182,906
05/15/2040	1.125%	3,000,000	2,590,313
08/15/2040	1.125%	11,000,000	9,463,438
11/15/2040	1.375%	7,700,000	6,916,766
02/15/2041	1.875%	25,000,000	24,480,469
05/15/2041	2.250%	16,700,000	17,378,437
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	23

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

U.S. Treasury Obligations (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
11/15/2041	3.125%	6,400,000	7,623,000
05/15/2042	3.000%	16,000,000	18,717,500
02/15/2044	3.625%	2,400,000	3,100,125
11/15/2044	3.000%	15,000,000	17,650,781
02/15/2045	2.500%	500,000	540,703
02/15/2046	2.500%	4,000,000	4,331,875
08/15/2046	2.250%	2,000,000	2,067,188
08/15/2049	2.250%	13,500,000	13,980,937
11/15/2049	2.375%	16,000,000	17,032,500
02/15/2051	1.875%	7,000,000	6,679,531
05/15/2051	2.375%	20,000,000	21,353,125
U.S. Treasury(j)
11/15/2028	3.125%	1,000,000	1,131,250
11/15/2048	3.375%	19,000,000	24,248,750

Total U.S. Treasury Obligations
(Cost $269,988,450)			277,078,227

Money Market Funds 3.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(k),(l)	118,459,969	118,448,123
Total Money Market Funds
(Cost $118,448,123)		118,448,123

Total Investments in Securities
(Cost: $3,216,991,285)		3,279,071,495

Other Assets & Liabilities, Net		(203,032,542)

Net Assets		3,076,038,953

At June 30, 2021, securities and/or cash totaling $8,674,425 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to		Currency to					Settlement	Unrealized	Unrealized
be sold		be purchased		Counterparty			date	appreciation ($)	depreciation ($)
24,836,416	BRL	4,880,891	USD	Goldman Sachs			09/15/2021	—	(65,513)
5,342,509	CHF	5,973,288	USD	Goldman Sachs			09/15/2021	187,375	—
437,624,993	INR	5,928,512	USD	Goldman Sachs			09/15/2021	97,532	—
1,981,911,207	MXN	99,454,592	USD	Goldman Sachs			09/15/2021	989,761	—
4,134,717	NZD	2,966,490	USD	Goldman Sachs			09/15/2021	77,005	—
415,968,123	PHP	8,653,923	USD	Goldman Sachs			09/15/2021	183,782	—
211,050,596	THB	6,754,484	USD	Goldman Sachs			09/15/2021	171,496	—
9,024,348	USD	46,191,123	BRL	Goldman Sachs			09/15/2021	175,047	—
3,082,292	USD	11,108,736,082	COP	Goldman Sachs			09/15/2021	—	(134,112)
6,572,455	USD	94,801,091,017	IDR	Goldman Sachs			09/15/2021	—	(123,421)
5,977,997	USD	654,942,796	JPY	Goldman Sachs			09/15/2021	—	(78,799)
5,286,164	USD	105,471,359	MXN	Goldman Sachs			09/15/2021	—	(46,161)
7,860,099	USD	32,403,257	MYR	Goldman Sachs			09/15/2021	—	(74,222)
2,891,089	USD	4,134,717	NZD	Goldman Sachs			09/15/2021	—	(1,604)
9,963,242	EUR	12,153,203	USD	JPMorgan			09/15/2021	320,557	—
12,084,610	USD	8,551,220	GBP	JPMorgan			09/15/2021	—	(253,655)
4,382,264	CAD	3,602,754	USD	UBS			09/15/2021	67,644	—
3,624,108	USD	4,382,264	CAD	UBS			09/15/2021	—	(88,998)
694,636	USD	9,618,033	ZAR	UBS			09/15/2021	—	(27,676)
Total								2,270,199	(894,161)

Long futures contracts
				Number of	Expiration	Trading	Notional	Value/Unrealized	Value/Unrealized
Description				contracts	date	currency	amount	appreciation ($)	depreciation ($)
U.S. Long Bond				425	09/2021	USD	68,318,750	1,262,388	—
U.S. Treasury 2-Year Note				532	09/2021	USD	117,210,406	—	(212,545)
U.S. Treasury 5-Year Note				228	09/2021	USD	28,141,969	—	(77,232)
U.S. Ultra Treasury Bond				26	09/2021	USD	5,009,875	29,051	—
Total								1,291,439	(289,777)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Short futures contracts

	Number of	Expiration		Trading		Notional		Value/Unrealized		Value/Unrealized
Description	contracts		date	currency		amount		appreciation ($)		depreciation ($)
U.S. Treasury 10-Year Note	(184)	09/2021			USD	(24,380,000)			1,287		—
U.S. Ultra Bond 10-Year Note	(1,172)	09/2021			USD	(172,522,063)			—		(1,890,270)
Total									1,287		(1,890,270)

Cleared credit default swap contracts - buy protection
			Pay
			fixed					Upfront	Upfront	Unrealized	Unrealized
Reference		Maturity	rate	Payment	Notional	Notional	Value	payments	receipts	appreciation	depreciation
entity	Counterparty	date	(%)	frequency	currency	amount	($)	($)	($)	($)	($)
Markit CDX North America High Yield
Index, Series 36	Goldman Sachs	06/20/2026	5.000	Quarterly	USD	97,650,000	(721,897)	—	—	—	(721,897)

Notes to Portfolio of Investments

(a)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $1,162,455,193, which represents 37.79% of total net assets.

(b)Variable rate security. The interest rate shown was the current rate as of June 30, 2021.

(c)Valuation based on significant unobservable inputs.

(d)Represents a security purchased on a when-issued basis.

(e)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(f)Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.

(g)Principal and interest may not be guaranteed by a governmental entity.

(h)Represents a security purchased on a forward commitment basis.

(i)Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(j)This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(k)The rate shown is the seven-day current annualized yield at June 30, 2021.

(l)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	64,595,133	931,924,463	(878,071,473)	—	118,448,123	—	37,269	118,459,969

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	25

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Currency Legend

BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

26 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	289,137,398	6,198,910	295,336,308
Commercial Mortgage-Backed Securities - Non-Agency	—	62,749,139	—	62,749,139
Convertible Bonds	—	1,889,069	—	1,889,069
Corporate Bonds & Notes	—	1,269,827,937	—	1,269,827,937
Foreign Government Obligations	—	181,345,826	—	181,345,826
Inflation-Indexed Bonds	—	277,218,079	—	277,218,079
Municipal Bonds	—	52,625,837	—	52,625,837
Residential Mortgage-Backed Securities - Agency	—	414,932,700	1,333,719	416,266,419
Residential Mortgage-Backed Securities - Non-Agency	—	326,286,531	—	326,286,531
U.S. Treasury Obligations	277,078,227	—	—	277,078,227
Money Market Funds	118,448,123	—	—	118,448,123
Total Investments in Securities	395,526,350	2,876,012,516	7,532,629	3,279,071,495
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,270,199	—	2,270,199
Futures Contracts	1,292,726	—	—	1,292,726
Liability
Forward Foreign Currency Exchange Contracts	—	(894,161)	—	(894,161)
Futures Contracts	(2,180,047)	—	—	(2,180,047)
Swap Contracts	—	(721,897)	—	(721,897)
Total	394,639,029	2,876,666,657	7,532,629	3,278,838,315

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	27

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $3,098,543,162)	$3,160,623,372
Affiliated issuers (cost $118,448,123)	118,448,123
Cash	18,150
Foreign currency (cost $3)	3
Unrealized appreciation on forward foreign currency exchange contracts	2,270,199
Receivable for:
Investments sold	20,458,606
Investments sold on a delayed delivery basis	4,772,470
Capital shares sold	3,904
Dividends	4,766
Interest	18,034,852
Foreign tax reclaims	89,847
Variation margin for futures contracts	362,610
Variation margin for swap contracts	31,730
Prepaid expenses	34,189
Total assets	3,325,152,821
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	894,161
Payable for:
Investments purchased	16,852,337
Investments purchased on a delayed delivery basis	229,216,685
Capital shares purchased	1,235,659
Variation margin for futures contracts	612,402
Management services fees	40,296
Distribution and/or service fees	139
Service fees	1,037
Compensation of board members	217,555
Compensation of chief compliance officer	330
Other expenses	43,267
Total liabilities	249,113,868
Net assets applicable to outstanding capital stock	$3,076,038,953

Represented by
Paid in capital	2,810,601,701
Total distributable earnings (loss)	265,437,252
Total - representing net assets applicable to outstanding capital stock	$3,076,038,953

Class 1
Net assets	$3,055,786,149
Shares outstanding	261,354,888
Net asset value per share	$11.69
Class 2
Net assets	$20,252,804
Shares outstanding	1,741,932
Net asset value per share	$11.63

The accompanying Notes to Financial Statements are an integral part of this statement.

28 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — affiliated issuers	$37,269
Interest	43,839,919
Foreign taxes withheld	(25,582)
Total income	43,851,606
Expenses:
Management services fees	7,151,822
Distribution and/or service fees
Class 2	25,934
Service fees	6,486
Compensation of board members	56,412
Custodian fees	40,342
Printing and postage fees	3,193
Audit fees	17,938
Legal fees	17,221
Interest on collateral	196
Compensation of chief compliance officer	262
Other	(3,725)
Total expenses	7,316,081
Net investment income	36,535,525
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	30,659,102
Foreign currency translations	77,453
Forward foreign currency exchange contracts	(2,427,731)
Futures contracts	11,678,919
Swap contracts	(1,345,782)
Net realized gain	38,641,961
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(78,117,446)
Foreign currency translations	3,995
Forward foreign currency exchange contracts	1,191,677
Futures contracts	(1,474,169)
Swap contracts	(721,897)
Net change in unrealized appreciation (depreciation)	(79,117,840)
Net realized and unrealized loss	(40,475,879)
Net decrease in net assets resulting from operations	$(3,940,354)

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$36,535,525	$65,250,604
Net realized gain	38,641,961	104,071,484
Net change in unrealized appreciation (depreciation)	(79,117,840)	81,037,756
Net increase (decrease) in net assets resulting from operations	(3,940,354)	250,359,844
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(59,885,156)
Class 2	—	(333,903)
Total distributions to shareholders	—	(60,219,059)
Increase (decrease) in net assets from capital stock activity	6,031,313	(35,568,708)
Total increase in net assets	2,090,959	154,572,077
Net assets at beginning of period	3,073,947,994	2,919,375,917
Net assets at end of period	$3,076,038,953	$3,073,947,994
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	25,035,150	288,247,030	32,758,646	366,378,840
Distributions reinvested	—	—	5,216,477	59,885,156
Redemptions	(24,194,779)	(280,792,432)	(41,003,707)	(463,696,664)
Net increase (decrease)	840,371	7,454,598	(3,028,584)	(37,432,668)
Class 2
Subscriptions	140,109	1,623,058	416,179	4,758,737
Distributions reinvested	—	—	29,187	333,903
Redemptions	(264,844)	(3,046,343)	(285,846)	(3,228,680)
Net increase (decrease)	(124,735)	(1,423,285)	159,520	1,863,960
Total net increase (decrease)	715,636	6,031,313	(2,869,064)	(35,568,708)

The accompanying Notes to Financial Statements are an integral part of this statement.

30 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

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CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	31

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.72	0.14	(0.17)	(0.03)	—	—	—
Year Ended 12/31/2020	$11.01	0.24	0.70	0.94	(0.23)	—	(0.23)
Year Ended 12/31/2019	$10.65	0.31	0.71	1.02	(0.66)	—	(0.66)
Year Ended 12/31/2018	$11.15	0.37	(0.49)	(0.12)	(0.31)	(0.07)	(0.38)
Year Ended 12/31/2017	$10.95	0.30	0.23	0.53	(0.26)	(0.07)	(0.33)
Year Ended 12/31/2016	$10.76	0.27	0.13	0.40	(0.20)	(0.01)	(0.21)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.66	0.12	(0.15)	(0.03)	—	—	—
Year Ended 12/31/2020	$10.96	0.21	0.69	0.90	(0.20)	—	(0.20)
Year Ended 12/31/2019	$10.61	0.28	0.70	0.98	(0.63)	—	(0.63)
Year Ended 12/31/2018	$11.11	0.34	(0.49)	(0.15)	(0.28)	(0.07)	(0.35)
Year Ended 12/31/2017	$10.91	0.27	0.23	0.50	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2016	$10.72	0.24	0.13	0.37	(0.17)	(0.01)	(0.18)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interest on collateral expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.69	(0.26%)	0.49%(c),(d)	0.49%(c),(d)	2.45%(c)	118%	$3,055,786
Year Ended 12/31/2020	$11.72	8.55%	0.49%(d)	0.49%(d)	2.12%	226%	$3,052,174
Year Ended 12/31/2019	$11.01	9.73%	0.50%(d)	0.50%(d)	2.84%	94%	$2,900,664
Year Ended 12/31/2018	$10.65	(1.05%)	0.48%(d)	0.48%(d)	3.42%	136%	$1,992,309
Year Ended 12/31/2017	$11.15	4.89%	0.52%	0.52%	2.74%	142%	$3,933,591
Year Ended 12/31/2016	$10.95	3.66%	0.55%	0.55%	2.42%	170%	$4,086,952
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.63	(0.26%)	0.74%(c),(d)	0.74%(c),(d)	2.18%(c)	118%	$20,253
Year Ended 12/31/2020	$11.66	8.24%	0.74%(d)	0.74%(d)	1.88%	226%	$21,774
Year Ended 12/31/2019	$10.96	9.40%	0.75%(d)	0.75%(d)	2.58%	94%	$18,712
Year Ended 12/31/2018	$10.61	(1.31%)	0.73%(d)	0.73%(d)	3.17%	136%	$13,100
Year Ended 12/31/2017	$11.11	4.65%	0.77%	0.77%	2.50%	142%	$11,701
Year Ended 12/31/2016	$10.91	3.42%	0.80%	0.80%	2.18%	170%	$10,346

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	33

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – American Century Diversified Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

34 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	35

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward foreign currency exchange contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate interest rate differential yield. These instruments may be used for other purposes in future periods.

36 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	37

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Credit default swap contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities, to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security, manage credit risk exposure, to increase or decrease its credit exposure to a credit sector, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer or seller to reduce or increase overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

	Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,270,199
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,292,726*
Total		3,562,925

	Liability derivatives
	Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	721,897*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	894,161
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,180,047*
Total		3,796,105

38 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

	Forward
	foreign
	currency
	exchange	Futures	Swap
	contracts	contracts	contracts	Total
Risk exposure category	($)	($)	($)	($)
Credit risk	—	—	(1,345,782)	(1,345,782)
Foreign exchange risk	(2,427,731)	—	—	(2,427,731)
Interest rate risk	—	11,678,919	—	11,678,919
Total	(2,427,731)	11,678,919	(1,345,782)	7,905,406

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward
	foreign
	currency
	exchange	Futures	Swap
	contracts	contracts	contracts	Total
Risk exposure category	($)	($)	($)	($)
Credit risk	—	—	(721,897)	(721,897)
Foreign exchange risk	1,191,677	—	—	1,191,677
Interest rate risk	—	(1,474,169)	—	(1,474,169)
Total	1,191,677	(1,474,169)	(721,897)	(1,004,389)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)*
Futures contracts — long	408,219,957
Futures contracts — short	326,125,782
Credit default swap contracts — buy protection	48,825,000

	Average unrealized	Average unrealized
Derivative instrument	appreciation ($)*	depreciation ($)*
Forward foreign currency exchange contracts	1,743,721	(1,320,518)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	39

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Forward sale commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Treasury inflation protected securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest only and principal only securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

40 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Offsetting of assets and liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:

	Goldman	Goldman
	Sachs ($)(a)	Sachs ($)(a)	JPMorgan ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	31,730	-	-	31,730
Forward foreign currency exchange contracts	1,881,998	-	320,557	67,644	2,270,199
Total assets	1,881,998	31,730	320,557	67,644	2,301,929
Liabilities
Forward foreign currency exchange contracts	523,832	-	253,655	116,674	894,161
Total financial and derivative net assets	1,358,166	31,730	66,902	(49,030)	1,407,768
Total collateral received (pledged) (c)	-	-	-	-	-
Net amount (d)	1,358,166	31,730	66,902	(49,030)	1,407,768

(a)Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c)In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d)Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	41

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.48% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with American Century Investment Management, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

42 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	May 1,	2021
	through		Prior to
	April 30,	2022	May 1, 2021
Class 1		0.54%	0.56%
Class 2		0.79	0.81

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	43

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
3,213,479,000	76,869,000	(15,022,000)	61,847,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,754,897,450 and $3,967,423,221, respectively, for the six months ended June 30, 2021, of which $2,006,277,504 and $2,249,681,895, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective

44 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Foreign currency risk

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	45

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage- backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed

46 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	47

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – American Century Diversified Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and American Century Investment Management, Inc. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

48 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	49

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

50 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021	51

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

52 CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2021

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CTIVP® – American Century Diversified Bond Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2081 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – WELLS FARGO SHORT DURATION GOVERNMENT FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	11
Statement of Operations................................................................................................................................................	12
Statement of Changes in Net Assets ................................................................................................................................	13
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	27
Approval of Management and Subadvisory Agreements.........................................................................................................	27

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Wells Fargo Short Duration Government Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with current income consistent with capital preservation.

Portfolio management

Wells Capital Management Incorporated

Maulik Bhansali, CFA

Jarad Vasquez

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-0.58	0.01	1.60	1.36
Class 2	05/07/10	-0.68	-0.24	1.34	1.10
Bloomberg Barclays U.S. 1-3
Year Government Bond Index		-0.09	0.06	1.61	1.23

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Bloomberg Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

The "Bloomberg Barclays" indices will be re-branded as the "Bloomberg" indices effective August 24, 2021.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Asset-Backed Securities — Non-Agency	9.8
Commercial Mortgage-Backed Securities - Non-Agency	0.1
Corporate Bonds & Notes	0.5
Money Market Funds	1.8
Residential Mortgage-Backed Securities - Agency	45.6
Residential Mortgage-Backed Securities - Non-Agency	7.1
U.S. Treasury Obligations	35.1
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Quality breakdown (%) (at June 30, 2021)
AAA rating	99.5
Not rated	0.5
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody's, S&P or Fitch, whichever rating agency rates the security highest.

When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the			end of the	Expenses paid during		Fund's annualized
	period ($)			period ($)	the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	994.20	1,022.61	2.18	2.21	0.44
Class 2	1,000.00	1,000.00	993.20	1,021.37	3.41	3.46	0.69

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 9.8%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2018-2 Class A
01/15/2030	3.470%	1,952,000	2,074,685
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	9,989,000	9,983,606
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	1,777,980	1,803,896
Series 2020-IA Class A1A
04/15/2069	1.330%	13,279,328	13,250,421
Navient Private Education Refi Loan Trust(a)
Series 2020-DA Class A
05/15/2069	1.690%	14,708,032	14,853,521
Series 2020-HA Class A
01/15/2069	1.310%	3,781,090	3,805,809
Series 2021-A Class A
05/15/2069	0.840%	1,504,669	1,501,899
Series 2021-BA Class A
07/15/2069	0.940%	2,128,418	2,127,105
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160%
Floor 0.160%
01/25/2037	0.336%	6,793,497	6,717,465
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800%
Floor 0.800%
12/27/2039	0.892%	6,356,841	6,357,544
Series 2016-1A Class A
1-month USD LIBOR + 0.800%
09/25/2065	0.892%	5,636,148	5,629,593
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875%
Floor 0.875%
11/25/2042	1.022%	1,932,213	1,942,533

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2016-B Class A2A
02/17/2032	2.430%	78,687	80,616
Series 2020-BA Class A1A
07/15/2053	1.290%	11,213,069	11,246,129
Series 2021-A Class APT1
01/15/2053	1.070%	9,920,399	9,799,260
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450%
02/17/2032	1.523%	1,714,790	1,738,784
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100%
10/27/2036	1.192%	452,694	454,570
Series 2016-D Class A1
1-month USD LIBOR + 0.950%
01/25/2039	1.042%	926,888	929,182
Series 2016-E Class A1
1-month USD LIBOR + 0.850%
07/25/2039	0.942%	786,438	787,180
Series 2017-A Class A1
1-month USD LIBOR + 0.700%
Floor 0.700%
03/26/2040	0.792%	584,980	585,806
Series 2017-C Class A1
1-month USD LIBOR + 0.600%
07/25/2040	0.692%	655,252	655,669
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	1,947,431	1,967,724
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	3,208,204	3,253,453
SOFI Professional Loan Program Trust(a)
Series 2021-A Class AFX
08/17/2043	1.030%	5,327,000	5,324,259

Total Asset-Backed Securities — Non-Agency
(Cost $114,632,701)			115,000,476
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140%
10/27/2031	0.316%	1,919,174	1,911,955
Series 2012-3 Class A
1-month USD LIBOR + 0.650%
12/27/2038	0.742%	5,537,684	5,561,413
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	651,466	656,399

Commercial Mortgage-Backed Securities - Non-Agency 0.1%

Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class AAB
10/10/2047	3.371%	1,024,511	1,069,425

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $1,035,397)			1,069,425

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes 0.6%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Banking 0.6%
Swedbank AB(a)
03/18/2024	0.850%	6,455,000	6,477,349

Total Corporate Bonds & Notes
(Cost $6,451,192)			6,477,349

Residential Mortgage-Backed Securities - Agency 45.8%
Fannie Mae REMICS
CMO Series 2019-78 Class DE
11/25/2049	2.000%	2,539,187	2,573,523
CMO Series 2020-50 Class A
07/25/2050	2.000%	8,117,075	8,271,686
Federal Home Loan Mortgage Corp.
11/01/2030-
03/01/2031	3.500%	34,943,081	37,500,813
10/01/2032	3.000%	22,932,441	24,449,013
11/01/2048	4.500%	11,123,285	12,295,662
CMO Series 4426 Class QC
07/15/2037	1.750%	13,045,344	13,371,873
CMO Series 4891 Class PA
07/15/2048	3.500%	4,551,602	4,735,956
CMO Series 5102 Class MA
04/25/2051	1.500%	12,149,556	12,157,078
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.845%
Cap 8.427%
05/01/2042	3.249%	1,273,493	1,349,138
12-month USD LIBOR + 1.650%
Cap 7.348%
03/01/2043	2.347%	3,175,375	3,350,365
12-month USD LIBOR + 1.638%
Floor 1.638%, Cap 7.838%
07/01/2047	2.838%	9,901,186	10,331,300
12-month USD LIBOR + 1.641%
Cap 7.828%
05/01/2049	2.827%	21,104,704	21,972,299
Federal National Mortgage Association
12/01/2030-
10/01/2035	2.000%	34,597,415	35,823,299
04/01/2035-
12/01/2035	3.000%	20,744,825	22,354,627
06/01/2035	3.500%	4,820,580	5,280,998
02/01/2036	2.500%	7,137,038	7,563,631
10/01/2040-
12/01/2049	5.000%	30,505,646	34,082,443
07/01/2048-
11/01/2049	4.500%	23,709,123	26,208,635
06/01/2049	5.500%	15,736,691	18,151,206
CMO Series 2015-57 Class AB
08/25/2045	3.000%	2,899,257	3,096,030

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2019-33 Class MA
07/25/2055	3.500%	10,984,434	11,589,935
CMO Series 2020-48 Class AB
07/25/2050	2.000%	18,838,540	19,225,047
CMO Series 2020-48 Class DA
07/25/2050	2.000%	11,294,443	11,477,630
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685%
Floor 1.685%, Cap 7.420%
11/01/2042	2.420%	4,491,265	4,744,521
12-month USD LIBOR + 1.580%
Floor 1.580%, Cap 7.770%
06/01/2045	2.732%	2,501,333	2,604,432
12-month USD LIBOR + 1.564%
Floor 1.564%, Cap 7.493%
09/01/2045	2.489%	4,513,781	4,769,665
12-month USD LIBOR + 1.586%
Floor 1.586%, Cap 7.696%
01/01/2046	2.697%	4,953,875	5,169,955
12-month USD LIBOR + 1.578%
Floor 1.578%, Cap 7.679%
02/01/2046	2.679%	6,525,615	6,836,627
12-month USD LIBOR + 1.600%
Floor 1.600%, Cap 7.869%
04/01/2046	2.869%	5,605,795	5,897,469
1-year CMT + 2.026%
Floor 2.026%, Cap 9.961%
03/01/2049	3.961%	7,379,180	7,735,184
Federal National Mortgage Association(c)
07/01/2043	3.500%	6,630,059	7,228,000
Freddie Mac REMICS
CMO Series 205106 Class BA
06/25/2049	1.500%	2,501,003	2,513,144
Government National Mortgage Association
09/20/2044-
01/20/2045	4.000%	9,984,460	10,894,694
03/20/2048-
02/20/2049	4.500%	15,278,745	16,454,507
03/20/2048-
05/20/2049	5.000%	26,202,821	28,680,070
01/20/2049-
05/20/2049	5.500%	27,058,790	29,865,815
CMO Series 2017-99 Class DE
07/20/2045	2.500%	6,246,245	6,380,870
CMO Series 2018-36 Class KC
02/20/2046	3.000%	5,532,633	5,702,932
CMO Series 2019-132 Class NA
09/20/2049	3.500%	1,652,408	1,730,945
CMO Series 2020-11 Class ME
02/20/2049	2.500%	15,493,851	16,177,149
CMO Series 2021-23 Class MG
02/20/2051	1.500%	22,872,376	23,123,052
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2011-137 Class WA
07/20/2040	5.580%	1,903,037	2,225,378

Total Residential Mortgage-Backed Securities - Agency
(Cost $529,335,442)			535,946,596

Residential Mortgage-Backed Securities - Non-Agency 7.1%
Angel Oak Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2066	0.909%	6,858,280	6,869,498
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	1,947,294	1,977,997
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	2,523,566	2,533,769
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	3,874,471	3,916,625
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	3,162,922	3,167,537
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900%
Floor 0.900%
10/25/2053	0.992%	9,000,000	8,999,760
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800%
Floor 0.800%
11/25/2053	0.892%	9,395,000	9,418,377
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700%
Floor 0.700%
02/25/2055	0.809%	6,699,000	6,698,999
MFA Trust(a),(d)
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	9,269,957	9,304,352
MSG III Securitization Trust(a),(b),(e)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750%
Floor 0.750%
06/25/2054	0.841%	5,326,000	5,326,000
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750%
Floor 0.750%
05/25/2055	0.842%	7,919,000	7,930,494

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	2,892,583	2,936,582
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	5,019,601	5,098,666
CMO Series 2020-5 Class A1
05/25/2065	1.218%	3,652,847	3,660,577
CMO Series 2021-3 Class A1
06/25/2066	1.046%	5,327,000	5,326,746

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $82,867,096)			83,165,979

U.S. Treasury Obligations 35.2%
U.S. Treasury
05/15/2022	2.125%	22,222,000	22,615,225
05/31/2022	0.125%	45,556,000	45,568,457
09/30/2022	0.125%	62,800,000	62,792,640
10/31/2022	0.125%	60,418,000	60,399,119
12/31/2022	0.125%	5,797,000	5,792,924
01/31/2023	0.125%	26,490,000	26,466,200
03/31/2023	0.125%	24,969,000	24,932,912
06/30/2023	0.125%	101,180,000	100,934,955
01/15/2024	0.125%	8,160,000	8,111,550
05/15/2024	0.250%	11,150,000	11,090,766
06/15/2024	0.250%	43,499,000	43,237,327

Total U.S. Treasury Obligations
(Cost $412,062,053)			411,942,075

Money Market Funds 1.8%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(f),(g)		20,834,354	20,832,270
Total Money Market Funds
(Cost $20,832,270)			20,832,270

Total Investments in Securities
(Cost: $1,167,216,151)			1,174,434,170

Other Assets & Liabilities, Net			(4,805,430)

Net Assets			1,169,628,740

At June 30, 2021, securities and/or cash totaling $2,042,000 were pledged as collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Investments in derivatives

Long futures contracts

	Number of	Expiration	Trading	Notional	Value/Unrealized	Value/Unrealized
Description	contracts	date	currency	amount	appreciation ($)	depreciation ($)
U.S. Treasury 2-Year Note	1,889	09/2021	USD	416,185,069	—	(733,889)

Short futures contracts
	Number of	Expiration	Trading	Notional	Value/Unrealized	Value/Unrealized
Description	contracts	date	currency	amount	appreciation ($)	depreciation ($)
U.S. Treasury 5-Year Note	(712)	09/2021	USD	(87,881,938)	335,491	—
U.S. Ultra Bond 10-Year Note	(292)	09/2021	USD	(42,983,313)	—	(554,840)
Total					335,491	(554,840)
Notes to Portfolio of Investments

(a)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $188,510,438, which represents 16.12% of total net assets.

(b)Variable rate security. The interest rate shown was the current rate as of June 30, 2021.

(c)Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.

(d)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(e)Valuation based on significant unobservable inputs.

(f)The rate shown is the seven-day current annualized yield at June 30, 2021.

(g)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	15,603,818	542,718,429	(537,489,977)	—	20,832,270	—	9,276	20,834,354

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Currency Legend

USD US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	115,000,476	—	115,000,476
Commercial Mortgage-Backed Securities - Non-Agency	—	1,069,425	—	1,069,425
Corporate Bonds & Notes	—	6,477,349	—	6,477,349
Residential Mortgage-Backed Securities - Agency	—	535,946,596	—	535,946,596
Residential Mortgage-Backed Securities - Non-Agency	—	77,839,979	5,326,000	83,165,979
U.S. Treasury Obligations	411,942,075	—	—	411,942,075
Money Market Funds	20,832,270	—	—	20,832,270
Total Investments in Securities	432,774,345	736,333,825	5,326,000	1,174,434,170
Investments in Derivatives
Asset
Futures Contracts	335,491	—	—	335,491
Liability
Futures Contracts	(1,288,729)	—	—	(1,288,729)
Total	431,821,107	736,333,825	5,326,000	1,173,480,932

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $1,146,383,881)	$1,153,601,900
Affiliated issuers (cost $20,832,270)	20,832,270
Margin deposits on:
Futures contracts	2,042,000
Receivable for:
Investments sold	1,762,670
Capital shares sold	13,390
Dividends	1,263
Interest	1,767,542
Variation margin for futures contracts	40,990
Prepaid expenses	19,747
Total assets	1,180,081,772
Liabilities
Due to custodian	9
Payable for:
Investments purchased	10,026,087
Capital shares purchased	57,371
Variation margin for futures contracts	187,256
Management services fees	13,644
Distribution and/or service fees	369
Service fees	2,106
Compensation of board members	141,232
Compensation of chief compliance officer	150
Other expenses	24,808
Total liabilities	10,453,032
Net assets applicable to outstanding capital stock	$1,169,628,740

Represented by
Paid in capital	1,116,204,237
Total distributable earnings (loss)	53,424,503
Total - representing net assets applicable to outstanding capital stock	$1,169,628,740

Class 1
Net assets	$1,115,831,780
Shares outstanding	108,775,775
Net asset value per share	$10.26
Class 2
Net assets	$53,796,960
Shares outstanding	5,274,783
Net asset value per share	$10.20
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — affiliated issuers	$9,276
Interest	3,266,386
Total income	3,275,662
Expenses:
Management services fees	2,627,699
Distribution and/or service fees
Class 2	72,279
Service fees	16,974
Compensation of board members	35,658
Custodian fees	7,138
Printing and postage fees	5,983
Audit fees	14,629
Legal fees	9,954
Interest on collateral	4
Compensation of chief compliance officer	118
Other	(876)
Total expenses	2,789,560
Net investment income	486,102
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,191,704
Futures contracts	3,255,108
Net realized gain	10,446,812
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,667,029)
Futures contracts	(1,264,151)
Net change in unrealized appreciation (depreciation)	(17,931,180)
Net realized and unrealized loss	(7,484,368)
Net decrease in net assets resulting from operations	$(6,998,266)

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$486,102	$18,627,160
Net realized gain	10,446,812	18,367,922
Net change in unrealized appreciation (depreciation)	(17,931,180)	19,067,163
Net increase (decrease) in net assets resulting from operations	(6,998,266)	56,062,245
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(48,603,446)
Class 2	—	(1,607,054)
Total distributions to shareholders	—	(50,210,500)
Increase (decrease) in net assets from capital stock activity	(386,808,767)	23,171,144
Total increase (decrease) in net assets	(393,807,033)	29,022,889
Net assets at beginning of period	1,563,435,773	1,534,412,884
Net assets at end of period	$1,169,628,740	$1,563,435,773
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	12,409,378	127,890,377	1,809,967	18,798,757
Distributions reinvested	—	—	4,737,178	48,603,446
Redemptions	(49,148,782)	(506,575,522)	(7,416,243)	(77,160,857)
Net decrease	(36,739,404)	(378,685,145)	(869,098)	(9,758,654)
Class 2
Subscriptions	439,032	4,503,335	4,041,833	41,915,489
Distributions reinvested	—	—	157,092	1,607,054
Redemptions	(1,231,265)	(12,626,957)	(1,027,125)	(10,592,745)
Net increase (decrease)	(792,233)	(8,123,622)	3,171,800	32,929,798
Total net increase (decrease)	(37,531,637)	(386,808,767)	2,302,702	23,171,144

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$10.32	0.00(c)	(0.06)	(0.06)	—	—	—
Year Ended 12/31/2020	$10.28	0.13	0.25	0.38	(0.31)	(0.03)	(0.34)
Year Ended 12/31/2019	$10.03	0.24	0.12	0.36	(0.11)	—	(0.11)
Year Ended 12/31/2018	$10.06	0.20	(0.10)	0.10	(0.13)	—	(0.13)
Year Ended 12/31/2017	$10.08	0.12	(0.04)	0.08	(0.10)	(0.00)(c)	(0.10)
Year Ended 12/31/2016	$10.11	0.09	0.02	0.11	(0.10)	(0.04)	(0.14)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$10.27	(0.01)	(0.06)	(0.07)	—	—	—
Year Ended 12/31/2020	$10.24	0.09	0.26	0.35	(0.29)	(0.03)	(0.32)
Year Ended 12/31/2019	$9.99	0.21	0.12	0.33	(0.08)	—	(0.08)
Year Ended 12/31/2018	$10.01	0.17	(0.09)	0.08	(0.10)	—	(0.10)
Year Ended 12/31/2017	$10.04	0.09	(0.05)	0.04	(0.07)	(0.00)(c)	(0.07)
Year Ended 12/31/2016	$10.07	0.06	0.02	0.08	(0.07)	(0.04)	(0.11)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Rounds to zero.

(d)Annualized.

(e)Ratios include interest on collateral expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$10.26	(0.58%)	0.44%(d),(e)	0.44%(d),(e)	0.09%(d)	158%	$1,115,832
Year Ended 12/31/2020	$10.32	3.73%	0.44%(e)	0.44%(e)	1.21%	296%	$1,501,130
Year Ended 12/31/2019	$10.28	3.57%	0.43%	0.43%	2.31%	632%	$1,504,778
Year Ended 12/31/2018	$10.03	0.96%	0.44%	0.44%	1.97%	414%	$1,944,337
Year Ended 12/31/2017	$10.06	0.80%	0.47%	0.47%	1.15%	290%	$956,370
Year Ended 12/31/2016	$10.08	1.03%	0.56%	0.55%	0.86%	343%	$1,056,643
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$10.20	(0.68%)	0.69%(d),(e)	0.69%(d),(e)	(0.13%)(d)	158%	$53,797
Year Ended 12/31/2020	$10.27	3.39%	0.69%(e)	0.69%(e)	0.84%	296%	$62,306
Year Ended 12/31/2019	$10.24	3.33%	0.68%	0.68%	2.04%	632%	$29,635
Year Ended 12/31/2018	$9.99	0.81%	0.69%	0.69%	1.68%	414%	$25,361
Year Ended 12/31/2017	$10.01	0.45%	0.72%	0.72%	0.91%	290%	$22,203
Year Ended 12/31/2016	$10.04	0.78%	0.80%	0.80%	0.63%	343%	$22,083

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – Wells Fargo Short Duration Government Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

18 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	335,491*

Liability derivatives
Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,288,729*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

Futures
contracts
Risk exposure category	($)
Interest rate risk	3,255,108

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Futures
contracts
Risk exposure category	($)
Interest rate risk	(1,264,151)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)*
Futures contracts — long	412,926,784
Futures contracts — short	137,075,532

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Mortgage dollar roll transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal

20 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.43% to 0.28% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.43% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with Wells Capital Management Incorporated to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual
through
April 30, 2022
Class 1	0.46%
Class 2	0.71

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
1,167,216,000	9,133,000	(2,868,000)	6,265,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

22 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,954,337,228 and $2,338,866,897, respectively, for the six months ended June 30, 2021, of which $1,863,227,323 and $2,158,381,039, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	23

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

24 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage- backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	25

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

26 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Wells Fargo Short Duration Government Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Wells Capital Management Incorporated (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	27

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

28 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	29

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally, the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

30 CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – Wells Fargo Short Duration Government Fund | Semiannual Report 2021	31

CTIVP® – Wells Fargo Short Duration Government Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3016 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – TCW CORE PLUS BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	24
Statement of Operations................................................................................................................................................	25
Statement of Changes in Net Assets ................................................................................................................................	26
Financial Highlights.......................................................................................................................................................	28
Notes to Financial Statements .......................................................................................................................................	30
Liquidity Risk Management Program .................................................................................................................................	43
Approval of Management and Subadvisory Agreements.........................................................................................................	43

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – TCW Core Plus Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with total return through current income and capital appreciation.

Portfolio management

TCW Investment Management Company LLC

Tad Rivelle

Laird Landmann

Stephen Kane, CFA

Bryan Whalen, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-1.13	1.39	3.54	3.04
Class 2	05/07/10	-1.31	1.07	3.28	2.77
Bloomberg Barclays
U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The "Bloomberg Barclays" indices will be re-branded as the "Bloomberg" indices effective August 24, 2021.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Asset-Backed Securities — Non-Agency	3.6
Commercial Mortgage-Backed Securities - Agency	0.3
Commercial Mortgage-Backed Securities - Non-Agency	1.8
Common Stocks	0.0(a)
Corporate Bonds & Notes	19.0
Foreign Government Obligations	1.3
Money Market Funds	18.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities - Agency	26.0
Residential Mortgage-Backed Securities - Non-Agency	4.4
Senior Loans	1.1
Treasury Bills	1.8
U.S. Treasury Obligations	21.7
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Quality breakdown (%) (at June 30, 2021)
AAA rating	66.5
AA rating	1.5
A rating	6.0
BBB rating	15.3
BB rating	3.9
B rating	2.3
CCC rating	1.1
CC rating	0.3
Not rated	3.1
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the			end of the	Expenses paid during		Fund's annualized
	period ($)			period ($)	the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	988.70	1,022.41	2.37	2.41	0.48
Class 2	1,000.00	1,000.00	986.90	1,021.17	3.60	3.66	0.73

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 4.3%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
ACRES Commercial Realty Corp.(a),(b)
Series 2020-RSO8 Class A
1-month USD LIBOR + 1.150%
Floor 1.150%
03/15/2035	1.251%	2,525,643	2,527,236
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850%
Floor 0.850%
01/15/2028	1.034%	4,706,899	4,707,130
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060%
04/20/2031	1.248%	8,000,000	7,994,776
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980%
Floor 0.980%
07/20/2029	1.168%	9,000,000	8,988,237
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A
3-month USD LIBOR + 1.270%
Floor 1.300%
10/25/2032	1.446%	7,200,000	7,202,542
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month USD LIBOR + 1.100%
Floor 1.100%
07/15/2033	1.750%	8,765,000	8,768,646
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100%
Floor 1.100%
04/15/2031	1.223%	9,100,000	9,100,246
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800%
Floor 0.800%
04/26/2032	0.892%	2,773,543	2,792,814
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,700,459	1,713,552
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,452,542	2,711,857
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240%
Floor 1.240%
07/15/2027	1.424%	5,199,363	5,200,091

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510%
Floor 0.510%
06/25/2031	0.602%	4,816,108	4,810,245
Series 2014-3 Class A
1-month USD LIBOR + 0.620%
Floor 0.620%
03/25/2083	0.712%	5,001,403	5,019,625
Series 2014-4 Class A
1-month USD LIBOR + 0.620%
Floor 0.620%
03/25/2083	0.712%	3,617,657	3,631,538
Series 2015-2 Class A3
1-month USD LIBOR + 0.570%
Floor 0.570%
11/26/2040	0.662%	9,159,739	9,195,213
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500%
06/25/2065	1.592%	7,950,000	8,243,203
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950%
Floor 0.950%
11/25/2048	1.042%	4,345,000	4,375,077
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b),(c)
Series 2021-43A Class B
3-month USD LIBOR + 1.600%
Floor 1.600%
07/17/2035	2.150%	8,500,000	8,500,000
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280%
01/20/2032	1.530%	8,000,000	8,057,368
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210%
Floor 0.210%
03/15/2055	0.329%	336,127	305,004
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060%
Floor 0.060%
01/25/2022	0.236%	9,637,099	9,385,004
Series 2007-7 Class A4
3-month USD LIBOR + 0.330%
01/25/2022	0.506%	4,760,232	4,668,083

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2007-7 Class B
3-month USD LIBOR + 0.750%
Floor 0.750%
10/27/2070	0.926%	1,990,000	1,802,905
Series 2008-4 Class A4
3-month USD LIBOR + 1.650%
Floor 1.650%
07/25/2022	1.826%	1,365,361	1,377,679
Series 2008-5 Class B
3-month USD LIBOR + 1.850%
Floor 1.850%
07/25/2073	2.026%	5,860,000	5,783,793
Series 2008-6 Class A4
3-month USD LIBOR + 1.100%
07/25/2023	1.276%	4,854,242	4,866,379
Series 2008-8 Class A4
3-month USD LIBOR + 1.500%
Floor 1.500%
04/25/2023	1.676%	1,172,440	1,179,151
Series 2008-9 Class B
3-month USD LIBOR + 2.250%
Floor 2.250%
10/25/2083	2.468%	5,775,000	5,816,186
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750%
Floor 0.750%
01/25/2045	0.842%	2,808,476	2,848,746
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170%
Floor 0.170%
04/25/2040	0.346%	9,785,322	9,607,859

Total Asset-Backed Securities — Non-Agency
(Cost $160,787,715)			161,180,185

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155 Class A3

04/25/2033	3.750%	6,990,000	8,373,518
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	4,787,266
Series 2001-M2 Class Z2
06/25/2031	6.300%	25,804	25,941
Government National Mortgage Association(d),(e)
CMO Series 2011-121 Class
06/16/2043	0.122%	641,207	553
CMO Series 2012-55 Class
04/16/2052	0.058%	956,661	926

Commercial Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Government National Mortgage Association(e)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	2,779,787	4,655

Total Commercial Mortgage-Backed Securities - Agency
(Cost $12,115,698)			13,192,859

Commercial Mortgage-Backed Securities - Non-Agency 2.2%
Bancorp Commercial Mortgage Trust(a),(b)
Subordinated Series 2019-CRE6 Class AS
1-month USD LIBOR + 1.300%
Floor 1.300%
09/15/2036	1.373%	7,710,000	7,705,391
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.921%
Floor 0.921%
10/15/2036	0.993%	12,040,938	12,056,006
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,460,474
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,800,000	3,903,825
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	3,023,622
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100%
Floor 1.000%
01/17/2038	1.173%	10,189,225	10,209,567
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	3,005,163
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,533,289
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	3,690,000	3,873,693
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,825,000	2,954,929
Progress Residential Trust(a)
Series 2019-SFR2 Class A
05/17/2036	3.147%	6,291,211	6,405,369
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	1,475,000	1,563,501
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Tricon American Homes Trust(a)
Series 2017-SFR1 Class A
09/17/2034	2.716%	10,648,532	10,683,108
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,992,314	11,884,880

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $81,824,623)			82,262,817

Common Stocks 0.0%
Issuer		Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)		32,056	1,763
Total Utilities			1,763

Total Common Stocks
(Cost $1,930,228)			1,763

Corporate Bonds & Notes 22.9%
	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,747,295

Airlines 0.3%
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	4,311,283	4,401,513
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	8,461,855	8,537,558

Total			12,939,071

Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,391,095

Automotive 1.0%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900%
02/15/2022	1.056%	3,000,000	3,014,711
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880%
10/12/2021	1.068%	2,095,000	2,094,400
3-month USD LIBOR + 1.270%
03/28/2022	1.416%	6,300,000	6,280,208
3-month USD LIBOR + 1.080%
08/03/2022	1.256%	1,940,000	1,937,951

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Ford Motor Credit Co. LLC
10/12/2021	3.813%	1,955,000	1,969,662
01/07/2022	5.596%	1,082,000	1,104,836
01/09/2022	3.219%	1,814,000	1,832,555
03/28/2022	3.339%	3,060,000	3,103,690
General Motors Co.
10/02/2023	4.875%	1,320,000	1,436,835
General Motors Financial Co., Inc.
09/25/2021	4.375%	2,325,000	2,346,529
11/06/2021	4.200%	5,934,000	6,012,721
04/10/2022	3.450%	3,155,000	3,212,639
06/30/2022	3.150%	3,420,000	3,503,894

Total			37,850,631

Banking 5.6%
Bank of America Corp.(h)
12/20/2023	3.004%	8,937,000	9,263,087
07/22/2027	1.734%	7,615,000	7,677,909
06/14/2029	2.087%	2,200,000	2,217,970
02/13/2031	2.496%	1,575,000	1,610,339
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650%
12/01/2026	0.785%	1,000,000	986,601
Citigroup, Inc.(h)
01/28/2027	1.122%	3,095,000	3,051,562
06/09/2027	1.462%	5,635,000	5,610,766
03/31/2031	4.412%	3,110,000	3,635,899
Credit Suisse Group AG(a),(h)
09/11/2025	2.593%	3,457,000	3,597,690
06/05/2026	2.193%	1,755,000	1,796,622
02/02/2027	1.305%	5,350,000	5,240,683
05/14/2032	3.091%	3,525,000	3,632,029
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,940,000	3,271,462
Credit Suisse Group Funding Guernsey Ltd.
04/17/2026	4.550%	675,000	763,888
Discover Bank
08/08/2023	4.200%	4,000,000	4,307,864
Discover Financial Services
04/27/2022	5.200%	4,000,000	4,155,182
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,900,929
Goldman Sachs Group, Inc. (The)(h)
10/31/2022	2.876%	5,000,000	5,038,985
09/29/2025	3.272%	2,930,000	3,133,871
12/09/2026	1.093%	1,780,000	1,752,740
03/09/2027	1.431%	12,950,000	12,911,940

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
HSBC Holdings PLC(h)
05/24/2025	0.976%	3,565,000	3,563,076
11/07/2025	2.633%	5,000,000	5,248,101
05/24/2027	1.589%	1,675,000	1,677,222
09/22/2028	2.013%	8,240,000	8,267,497
JPMorgan Chase & Co.(h)
04/25/2023	2.776%	18,775,000	19,135,389
04/22/2027	1.578%	4,495,000	4,519,133
Lloyds Banking Group PLC(h)
11/07/2023	2.907%	5,000,000	5,156,055
07/09/2025	3.870%	4,114,000	4,457,994
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,439,680
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	5,000,000	4,953,727
Morgan Stanley(h)
05/04/2027	1.593%	5,470,000	5,507,691
Nationwide Building Society(a),(h)
04/26/2023	3.622%	4,149,000	4,254,242
03/08/2024	3.766%	4,465,000	4,688,750
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	3,435,000	3,727,307
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	9,689,253
03/15/2025	1.089%	7,235,000	7,262,699
06/14/2027	1.673%	1,745,000	1,741,723
Wells Fargo & Co.(h)
04/30/2026	2.188%	11,945,000	12,401,134
06/02/2028	2.393%	3,830,000	3,971,405
04/30/2041	3.068%	4,535,000	4,650,359
04/04/2051	5.013%	2,630,000	3,602,893

Total			210,473,348

Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%	1,030,000	1,332,067

Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,167,052
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	2,300,000	2,820,317
04/01/2048	5.750%	4,189,000	5,345,777
03/01/2050	4.800%	870,000	1,002,332
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,649,801
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	903,680
Intelsat Jackson Holdings SA(i)
08/01/2023	0.000%	2,750,000	1,575,846

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Intelsat Jackson Holdings SA(a),(i)
10/15/2024	0.000%	3,372,000	1,982,719
07/15/2025	0.000%	5,923,000	3,458,268
Time Warner Cable LLC
09/01/2041	5.500%	850,000	1,056,931
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,000,000	1,032,664
05/15/2029	5.500%	1,750,000	1,880,703

Total			24,876,090

Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,060,000	6,553,757

Consumer Products 0.1%
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,000,000	1,964,729

Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month USD LIBOR + 0.380%
05/05/2026	0.556%	2,000,000	1,969,425
General Electric Co.
03/15/2032	6.750%	1,725,000	2,392,282

Total			4,361,707

Electric 1.1%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,600,000	1,831,426
04/01/2050	3.650%	305,000	347,014
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	4,199,569
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	1,090,056
Duke Energy Corp.
06/15/2031	2.550%	3,120,000	3,163,621
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,405,321
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,842,287
11/15/2027	3.350%	1,000,000	1,091,368
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,174,879
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	700,000	701,828
Monongahela Power Co.(a)
12/15/2043	5.400%	2,511,000	3,285,606
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270%
02/22/2023	0.420%	3,700,000	3,700,473
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,688,554
PacifiCorp
07/01/2025	3.350%	2,000,000	2,166,260
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	7,252,887

Total			42,941,149

Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	920,000	973,178
06/15/2029	4.750%	1,800,000	1,870,343
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,344,990

Total			4,188,511

Finance Companies 1.3%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,375,000	1,407,127
10/01/2025	4.450%	3,070,000	3,379,738
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	2,000,000	2,033,733
Air Lease Corp.
02/15/2024	0.700%	4,500,000	4,478,400
03/01/2025	3.250%	2,810,000	2,994,225
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	2,035,000	2,237,596
02/15/2025	2.875%	1,310,000	1,349,573
GE Capital Funding LLC
05/15/2030	4.400%	3,000,000	3,496,817
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	15,697,000	18,853,161
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	5,335,000	5,608,827
02/15/2024	5.500%	2,620,000	2,881,410

Total			48,720,607

Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,935,000	7,507,245
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	2,261,770
Bacardi Ltd.(a)
05/15/2048	5.300%	1,400,000	1,819,592

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,414,000	1,724,476
10/01/2049	4.875%	1,680,000	2,035,984
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	6,570,000	8,164,208
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	957,783
Pilgrim's Pride Corp.(a)
04/15/2031	4.250%	1,800,000	1,865,838
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,000,000	2,094,552
09/15/2031	4.500%	1,500,000	1,497,182

Total			29,928,630

Gaming 0.4%
Churchill Downs, Inc.(a)
01/15/2028	4.750%	465,000	481,240
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	4,120,000	4,495,738
09/01/2024	3.350%	1,800,000	1,907,077
06/01/2025	5.250%	2,185,000	2,461,475
04/15/2026	5.375%	550,000	632,935
06/01/2028	5.750%	870,000	1,035,559
01/15/2029	5.300%	2,325,000	2,714,780
01/15/2030	4.000%	1,615,000	1,740,108

Total			15,468,912

Health Care 1.6%
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	2,065,000	2,092,857
Becton Dickinson and Co.
06/06/2024	3.363%	1,380,000	1,478,434
Cigna Corp.
08/15/2038	4.800%	5,000,000	6,227,575
10/15/2047	3.875%	1,190,000	1,330,559
CommonSpirit Health
10/01/2025	1.547%	5,000,000	5,043,814
10/01/2030	2.782%	1,575,000	1,638,898
CVS Health Corp.
07/20/2035	4.875%	1,095,000	1,335,038
07/20/2045	5.125%	2,090,000	2,712,696
03/25/2048	5.050%	10,975,000	14,272,581
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,759,539
HCA, Inc.
05/01/2023	4.750%	625,000	669,950
04/15/2025	5.250%	3,488,000	3,994,359
06/15/2026	5.250%	2,990,000	3,458,740
02/15/2027	4.500%	1,000,000	1,130,645
06/15/2029	4.125%	4,000,000	4,510,707

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
06/15/2049	5.250%	4,500,000	5,743,707
Tenet Healthcare Corp.
07/15/2024	4.625%	589,000	597,631

Total			59,997,730

Healthcare Insurance 0.7%
Anthem, Inc.
03/15/2031	2.550%	3,000,000	3,094,419
Centene Corp.
12/15/2027	4.250%	1,505,000	1,587,667
Centene Corp.(c)
07/15/2028	2.450%	8,542,000	8,654,434
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,608,656
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,756,447
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	3,208,000	3,350,855
11/15/2030	3.875%	2,000,000	2,081,661
UnitedHealth Group, Inc.
05/15/2041	3.050%	455,000	476,738
01/15/2047	4.200%	1,500,000	1,833,272
12/15/2048	4.450%	1,245,000	1,593,380

Total			26,037,529

Healthcare REIT 0.1%
Ventas Realty LP
10/15/2026	3.250%	4,095,000	4,455,594

Independent Energy 0.1%
Hess Corp.
02/15/2041	5.600%	2,000,000	2,501,253
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,255,136

Total			4,756,389

Integrated Energy 0.2%
Exxon Mobil Corp.
03/19/2050	4.327%	3,332,000	4,136,180
04/15/2051	3.452%	2,560,000	2,785,704

Total			6,921,884

Life Insurance 0.6%
Athene Global Funding(a),(b)
SOFR + 0.700%
05/24/2024	0.750%	7,500,000	7,566,499
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,762,665

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,420,000	3,842,650
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	3,146,698
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	4,158,196

Total			22,476,708

Media and Entertainment 0.2%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	4,750,000	3,077,715
Walt Disney Co. (The)
03/23/2040	4.625%	1,500,000	1,906,024
01/13/2051	3.600%	1,110,000	1,258,082

Total			6,241,821

Midstream 0.9%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,953,757
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	400,592
05/15/2030	3.750%	4,670,000	5,077,118
Energy Transfer Partners LP
02/01/2042	6.500%	1,525,000	1,979,650
03/15/2045	5.150%	3,048,000	3,512,894
12/15/2045	6.125%	2,400,000	3,055,188
EQT Midstream Partners LP
07/15/2028	5.500%	695,000	750,824
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	426,000	418,841
Kinder Morgan Energy Partners LP
03/15/2035	5.800%	1,000,000	1,282,357
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	2,300,000	2,583,976
09/15/2030	3.800%	1,350,000	1,445,751
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,835,808
07/15/2029	4.950%	910,000	939,461
04/15/2040	6.875%	1,890,000	2,011,361
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,500,000	2,886,827
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	1,070,490
Williams Companies, Inc. (The)
04/15/2040	6.300%	1,000,000	1,370,181

Total			33,575,076

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	11

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Office REIT 0.4%
Boston Properties LP
01/30/2031	3.250%	3,575,000	3,827,050
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	5,004,944
SL Green Operating Partnership LP
10/15/2022	3.250%	7,000,000	7,204,234

Total			16,036,228

Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	392,699	406,878
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	912,050	920,764
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,227,000	1,233,110
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	1,408,000	1,421,506
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	684,000	730,814

Total			4,713,072

Other Industry 0.0%
PowerTeam Services LLC(a)
12/04/2025	9.033%	461,000	507,108

Other REIT 0.1%
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,089,919
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,055,723
11/01/2030	2.150%	2,115,000	2,018,238

Total			4,163,880

Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	615,700
Berry Global, Inc.(a)
01/15/2026	1.570%	5,900,000	5,907,605
OI European Group BV(a)
03/15/2023	4.000%	135,000	139,097
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,063,004

Total			7,725,406

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Pharmaceuticals 0.9%
AbbVie, Inc.
03/15/2035	4.550%	530,000	642,339
05/14/2035	4.500%	4,202,000	5,075,795
11/21/2039	4.050%	1,425,000	1,654,211
11/06/2042	4.400%	280,000	340,310
05/14/2045	4.700%	1,000,000	1,247,658
05/14/2046	4.450%	1,425,000	1,726,043
11/21/2049	4.250%	305,000	365,691
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	252,000	274,063
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	3,045,328
12/15/2025	4.250%	4,835,000	5,390,481
12/15/2028	4.375%	1,405,000	1,611,392
06/25/2038	4.625%	2,925,000	3,478,080
06/25/2048	4.875%	6,145,000	7,693,267
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,200,000	1,224,334

Total			33,768,992

Property & Casualty 0.4%
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,988,879
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	4,958,974
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290%
12/15/2024	2.409%	6,815,000	6,815,596

Total			15,763,449

Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
02/15/2029	3.500%	1,600,000	1,581,495

Retailers 0.3%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	344,471
01/25/2050	3.800%	2,125,000	2,286,538
Amazon.com, Inc.
05/12/2041	2.875%	3,700,000	3,819,840
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	3,655,000	3,752,844

Total			10,203,693

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)				Corporate Bonds & Notes (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Technology 0.7%				Vmed O2 UK Financing I PLC(a)
				01/31/2031	4.250%	3,000,000	2,950,918
IHS Markit Ltd.(a)
				Vodafone Group PLC
11/01/2022	5.000%	6,335,000	6,633,279
				05/30/2048	5.250%	3,085,000	4,043,960
02/15/2025	4.750%	1,565,000	1,750,919
				06/19/2049	4.875%	4,340,000	5,472,478
IHS Markit Ltd.

				Total			57,934,401
08/01/2028	4.750%	2,500,000	2,944,441

Oracle Corp.				Wirelines 1.2%
03/25/2031	2.875%	6,140,000	6,393,481	AT&T, Inc.(a)
07/15/2036	3.850%	260,000	287,255
				12/01/2033	2.550%	5,420,000	5,371,893
03/25/2051	3.950%	5,420,000	5,922,459
				09/15/2055	3.550%	2,375,000	2,379,801

Tencent Holdings Ltd.(a)				12/01/2057	3.800%	9,715,000	10,152,163
04/22/2051	3.840%	3,570,000	3,853,975	AT&T, Inc.

Total			27,785,809
				05/15/2035	4.500%	620,000	727,621
				03/01/2037	5.250%	5,640,000	7,113,908
Tobacco 0.6%
				03/01/2039	4.850%	2,796,000	3,399,245
BAT Capital Corp.				12/15/2042	4.300%	1,000,000	1,138,979
				05/15/2046	4.750%	3,360,000	4,082,003
08/15/2037	4.390%	3,870,000	4,175,370

08/15/2047	4.540%	6,792,000	7,161,852	C&W Senior Financing DAC(a)
Imperial Brands Finance PLC(a)				09/15/2027	6.875%	480,000	511,528
07/26/2024	3.125%	4,145,000	4,362,575	Verizon Communications, Inc.
07/26/2026	3.500%	950,000	1,019,303	03/22/2028	2.100%	1,810,000	1,848,332
Reynolds American, Inc.				03/21/2031	2.550%	7,035,000	7,197,830

08/15/2035	5.700%	1,185,000	1,430,735	Total			43,923,303
08/15/2045	5.850%	4,180,000	5,125,650
				Total Corporate Bonds & Notes

Total			23,275,485
				(Cost $821,097,582)			864,677,893
Treasury 0.1%

				Foreign Government Obligations(j) 1.5%
Romanian Government International Bond(a)
				Azerbaijan 0.0%
02/14/2031	3.000%	1,140,000	1,180,370

Saudi Government International Bond	(a)			Southern Gas Corridor CJSC(a)
				03/24/2026	6.875%	600,000	717,898
10/22/2030	3.250%	850,000	914,872

Total			2,095,242	Brazil 0.1%
				Brazilian Government International Bond
Wireless 1.5%
				06/06/2025	2.875%	1,300,000	1,339,125
Sprint Corp.
				06/12/2030	3.875%	925,000	933,178
09/15/2023	7.875%	270,000	306,936

				Total			2,272,303
Sprint Spectrum Co. I/II/III LLC(a)

09/20/2021	3.360%	583,438	586,575	Chile 0.1%
03/20/2025	4.738%	15,220,312	16,304,637	Chile Government International Bond
03/20/2028	5.152%	4,880,000	5,624,930
				01/31/2031	2.450%	600,000	611,270
T-Mobile USA, Inc.(a)
				01/27/2032	2.550%	200,000	204,380
02/15/2026	2.250%	1,970,000	1,987,156	Corporaci÷n Nacional del Cobre de Chile(a)

T-Mobile USA, Inc.				01/14/2030	3.150%	1,699,000	1,786,875
04/15/2026	2.625%	5,424,000	5,546,088	Corporaci÷n Nacional del Cobre de Chile(a)
04/15/2027	3.750%	5,320,000	5,879,103
				09/16/2025	4.500%	201,000	226,889
04/15/2030	3.875%	3,000,000	3,348,577

02/15/2031	2.550%	2,340,000	2,366,670	Empresa de Transporte de Pasajeros Metro SA(a)
04/15/2040	4.375%	3,000,000	3,516,373	05/07/2030	3.650%	520,000	558,413

				Total			3,387,827

The accompanying Notes to Financial Statements are an integral part of this statement.
				CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021			13

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(j) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	940,000	1,026,426
01/30/2030	3.000%	2,400,000	2,351,680

Total			3,378,106

Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	305,881
09/23/2032	4.875%	1,090,000	1,126,315

Total			1,432,196

Egypt 0.0%

Foreign Government Obligations(j) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Mexico Government International Bond
05/24/2031	2.659%	4,196,000	4,102,860
04/27/2032	4.750%	300,000	343,477
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,863,057
09/21/2047	6.750%	3,348,000	2,955,116
01/23/2050	7.690%	5,375,000	5,173,444
01/28/2060	6.950%	1,730,000	1,531,957

Total			17,270,376

Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,786,000	1,871,263

Egypt Government International Bond(a)
10/06/2025	5.250%	750,000	790,774
03/01/2029	7.600%	400,000	439,079

Total			1,229,853

Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	727,605
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,474,383
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,482,135
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,220,260

Total			4,904,383

Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/14/2033	3.500%	966,000	1,000,997
04/19/2047	5.750%	698,000	872,265
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	443,938

Total			2,317,200

Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,300,000	1,421,926
01/28/2032	2.480%	400,000	402,127

Total			1,824,053

Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(h)
Subordinated
08/11/2026	3.800%	300,000	300,465
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	965,000	938,463

Peru 0.0%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	515,029
Peruvian Government International Bond
08/25/2027	4.125%	177,000	198,140
06/20/2030	2.844%	482,000	496,527

Total			1,209,696

Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	420,000	437,336
06/10/2031	1.648%	550,000	530,854

Total			968,190

Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,309,076
04/16/2030	3.750%	790,000	894,136
06/02/2046	4.625%	200,000	248,308

Total			3,451,520

Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2025	1.625%	200,000	202,008
Saudi Government International Bond(a)
10/26/2026	3.250%	400,000	435,707
03/04/2028	3.625%	725,000	801,111
10/26/2046	4.500%	240,000	280,949

Total			1,719,775

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(j) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%	700,000	722,953
09/30/2029	4.850%	1,650,000	1,750,735
09/30/2049	5.750%	200,000	204,313

Total			2,678,001

Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,067,771

United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	2,102,556
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	1,081,412

Total			3,183,968

Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	600,000	699,382

Total Foreign Government Obligations
(Cost $55,376,921)			56,522,224

Municipal Bonds 0.6%
	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	1,020,700

Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,865,000	7,292,872

Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,941,462
Series 2010
10/01/2024	5.047%	5,000,000	5,467,825

Total			8,409,287

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,911,129
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,822,942

Total			4,734,071

Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	1,309,467

Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,529,904

Total Municipal Bonds
(Cost $22,430,086)			24,296,301

Residential Mortgage-Backed Securities - Agency 31.3%
	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031-
01/01/2050	3.000%	49,834,134	52,658,260
09/01/2032-
01/01/2050	3.500%	108,258,328	117,182,627
07/01/2035-
10/01/2048	5.000%	3,746,338	4,156,936
04/01/2036-
09/01/2039	6.000%	161,886	185,415
06/01/2038-
01/01/2040	5.500%	478,317	554,674
03/01/2039-
10/01/2048	4.500%	7,631,449	8,392,714
08/01/2044-
01/01/2049	4.000%	7,301,586	8,086,780
CMO Series 360 Class 250
11/15/2047	2.500%	2,655,833	2,769,037
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	15

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500%
Floor 0.500%, Cap 7.000%
10/15/2031	0.573%	330,623	331,076
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR +
6.700%
Cap 6.700%
11/15/2034	6.627%	248,322	54,882
Federal Home Loan Mortgage Corp.(e)
CMO Series 4037 Class PI
04/15/2027	3.000%	320,589	14,170
CMO Series 4090 Class EI
08/15/2022	2.500%	86,043	740
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	588,334
Federal National Mortgage Association
12/01/2025-
06/01/2049	3.500%	24,383,845	26,025,638
06/01/2032-
11/01/2049	3.000%	27,130,398	28,612,003
05/01/2033-
08/01/2039	5.000%	175,554	197,305
11/01/2038-
11/01/2040	6.000%	2,243,844	2,676,457
10/01/2040-
07/01/2041	2.000%	35,720,583	36,489,844
08/01/2043-
07/01/2047	4.000%	24,223,071	26,437,102
02/01/2046-
08/01/2048	4.500%	11,362,485	12,308,558
CMO Series 2013-13 Class PH
04/25/2042	2.500%	3,509,826	3,645,970
CMO Series 2018-54 Class KA
01/25/2047	3.500%	2,476,889	2,570,664
CMO Series 2018-86 Class JA
05/25/2047	4.000%	1,839,480	1,920,848
CMO Series 2018-94D Class KD
12/25/2048	3.500%	1,608,853	1,681,230
CMO Series 2019-1 Class KP
02/25/2049	3.250%	3,407,736	3,554,178
Federal National Mortgage Association(b),(e)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR +
6.700%
Cap 6.700%
10/25/2034	6.609%	7,679	88

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR +
6.700%
Cap 6.700%
03/25/2036	6.609%	918,602	172,681
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
10/25/2042	6.109%	298,700	35,683
Federal National Mortgage Association(e)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	228,689	22,592
Government National Mortgage Association
08/15/2033-
08/20/2048	4.500%	10,015,912	10,868,770
04/15/2035-
10/20/2047	5.000%	5,211,879	5,730,496
07/15/2040-
10/20/2048	4.000%	12,276,609	13,118,721
04/20/2046-
07/20/2049	3.500%	30,851,715	32,674,940
11/20/2046-
10/20/2049	3.000%	18,699,716	19,665,912
Government National Mortgage Association(k)
CMO Series 2006-26 Class
06/20/2036	0.000%	23,726	22,196
Government National Mortgage Association(b),(e)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
10/20/2041	6.057%	174,570	3,161
Government National Mortgage Association TBA(c)
08/20/2050	2.500%	45,525,000	47,040,129
08/19/2051	2.000%	30,100,000	30,625,574
Uniform Mortgage-Backed Security TBA(c)
08/17/2036	1.500%	41,700,000	42,169,500
08/17/2036-
08/12/2051	2.000%	343,050,000	347,382,677
08/13/2050	2.500%	282,000,000	291,297,187

Total Residential Mortgage-Backed Securities - Agency
(Cost $1,164,521,359)			1,181,925,749

Residential Mortgage-Backed Securities - Non-Agency 5.3%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b) CMO Series 2005-R8 Class M3

1-month USD LIBOR + 0.765%
Floor 0.770%
10/25/2035	0.857%	15,086,309	15,004,946

The accompanying Notes to Financial Statements are an integral part of this statement.

16 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630%
Floor 0.630%
03/25/2035	0.722%	515,559	515,350
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220%
Floor 0.220%, Cap 10.500%
07/20/2036	0.533%	353,348	353,285
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180%
Floor 0.180%
03/25/2037	0.272%	6,493,064	6,366,661
BCAP LLC Trust(a),(d)
CMO Series 2013-RR5 Class 2A1
03/26/2037	2.810%	231,879	232,782
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	12,281,939	12,274,057
CIM Trust(a),(d)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	9,760,630	9,527,990
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	11,151,050	10,688,280
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	12,440,215	12,383,391
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	7,316,020	7,264,952
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	7,099,404	7,097,295
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	17,144,636	17,321,121
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450%
Floor 1.450%
10/25/2037	1.542%	2,669,932	2,688,553
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,410,061	1,403,481
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480%
Floor 1.480%
01/25/2036	1.588%	3,303,773	3,261,388
Countrywide Alternative Loan Trust(d)
CMO Series 2006-HY12 Class A5
08/25/2036	3.063%	4,660,450	4,667,425

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(d)
CMO Series 2004-AR5 Class 2A1
06/25/2034	2.764%	459,728	483,869
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2015-5R Class 1A1
09/27/2046	1.068%	1,701,190	1,652,741
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280%
Floor 0.280%
04/27/2047	0.400%	1,915	1,913
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	7,900,675	8,254,801
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240%
Floor 0.240%
02/25/2037	0.332%	4,416,375	4,307,040
First Horizon Alternative Mortgage Securities Trust(d)
CMO Series 2005-AA10 Class 2A1
12/25/2035	2.365%	1,752,311	1,614,985
CMO Series 2005-AA7 Class 2A1
09/25/2035	2.392%	1,119,668	1,092,023
CMO Series 2005-AA8 Class 2A1
10/25/2035	2.349%	2,340,559	1,846,213
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	860,795	531,534
GMAC Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.317%	1,466,523	1,454,937
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	7,683,821	7,828,614
GSR Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 4A5
09/25/2035	2.962%	299,118	300,989
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200%
Floor 0.200%
11/19/2036	0.293%	10,468,589	9,736,617
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270%
Floor 0.270%, Cap 10.500%
10/25/2036	0.362%	4,106,543	2,314,528
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	17

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390%
Floor 0.390%
05/25/2035	0.677%	8,203,832	8,172,598
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150%
Floor 0.150%
11/25/2036	0.242%	5,202,119	3,889,221
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240%
Floor 0.240%
05/25/2037	0.332%	3,818,233	2,978,402
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400%
Floor 2.400%
08/25/2036	2.508%	1,062,835	1,006,536
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260%
Floor 0.260%, Cap 11.000%
04/25/2035	0.352%	699,174	694,937
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280%
Floor 0.280%, Cap 11.500%
10/25/2035	0.652%	1,888,773	1,890,063
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280%
Floor 0.280%
09/25/2036	0.372%	1,673,936	1,670,719
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675%
Floor 0.675%, Cap 12.500%
03/25/2035	0.767%	6,149,166	6,115,470
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220%
Floor 0.220%
01/25/2036	0.532%	3,705,629	3,566,697
RALI Trust(d)
CMO Series 2005-QA8 Class CB21
07/25/2035	3.571%	1,177,203	875,978

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220%
Floor 0.220%, Cap 10.500%
05/25/2036	0.532%	5,912,173	5,773,902
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR10 Class A7
10/25/2033	2.550%	485,680	490,533
CMO Series 2003-AR9 Class 1A6
09/25/2033	2.746%	374,097	380,498
CMO Series 2005-AR4 Class A5
04/25/2035	2.846%	640,141	638,995
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.050%	2,314,857	2,319,097
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.520%
Floor 0.520%, Cap 10.500%
11/25/2045	0.612%	2,150,550	2,115,933
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960%
Floor 0.960%
09/25/2046	1.068%	3,975,473	3,726,200
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940%
Floor 0.940%
05/25/2046	1.048%	2,773,915	2,741,655

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $200,481,570)			201,519,195

Senior Loans 1.4%
	Coupon	Principal
Borrower	Rate	Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(l)
Tranche E Term Loan
1-month USD LIBOR + 2.250%
05/30/2025	2.354%	928,803	915,038

Airlines 0.0%
American Airlines, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 1.750%
01/29/2027	1.846%	349,000	333,176

Automotive 0.1%
Clarios Global LP(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 3.250%
04/30/2026	3.354%	2,325,686	2,302,429

The accompanying Notes to Financial Statements are an integral part of this statement.

18 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Senior Loans (continued)

	Coupon	Principal
Borrower	Rate	Amount ($)	Value ($)
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(l)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750%
02/01/2027	1.860%	246,241	244,394
CSC Holdings LLC(b),(l)
Term Loan
3-month USD LIBOR + 2.250%
07/17/2025	2.323%	646,632	636,932
Virgin Media Bristol LLC(b),(l)
Tranche N Term Loan
3-month USD LIBOR + 2.500%
01/31/2028	2.573%	1,750,000	1,733,480

Total			2,614,806

Chemicals 0.1%
Avantor Funding, Inc.(b),(l)
Tranche B4 Term Loan
1-month USD LIBOR + 2.500%
Floor 1.000%
11/08/2027	3.250%	2,394,000	2,392,995

Consumer Cyclical Services 0.0%
Spin Holdco Inc./Coinmach(b),(l)
Term Loan
1-month USD LIBOR + 4.000%
Floor 0.750%
03/04/2028	4.750%	748,125	748,222

Consumer Products 0.1%
Acuity Specialty Products, Inc./Zep, Inc.(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 4.000%
Floor 1.000%
08/12/2024	5.000%	3,083,114	3,035,202

Electric 0.0%
Homer City Generation LP(b),(l)
Term Loan
3-month USD LIBOR + 13.000%
Floor 1.000%
04/05/2023	0.000%	238,568	169,383
Vistra Operations Co., LLC(b),(l)
Term Loan
3-month USD LIBOR + 1.750%
12/31/2025	1.850%	344,248	341,666

Total			511,049

Environmental 0.0%
Clean Harbors, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 1.750%
06/28/2024	1.854%	340,278	340,632

Senior Loans (continued)

	Coupon	Principal
Borrower	Rate	Amount ($)	Value ($)
GFL Environmental, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 3.000%
Floor 1.000%
05/30/2025	3.500%	605,333	605,418

Total			946,050

Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750%
Floor 0.750%
01/15/2025	2.500%	175,812	175,281

Gaming 0.1%
Caesars Resort Collection LLC(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.750%
12/23/2024	2.854%	1,273,185	1,261,587
Churchill Downs, Inc.(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.000%
12/27/2024	2.110%	387,940	384,665

Total			1,646,252

Health Care 0.1%
Change Healthcare Holdings LLC(b),(l)
Term Loan
3-month USD LIBOR + 2.500%
Floor 1.000%
03/01/2024	3.500%	1,146,606	1,145,115
Gentiva Health Services, Inc.(b),(l)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750%
07/02/2025	2.875%	2,273,174	2,266,787
IQVIA, Inc./Quintiles IMS(b),(l)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750%
01/17/2025	1.854%	436,398	433,452

Total			3,845,354

Media and Entertainment 0.1%
Diamond Sports Group LLC(b),(l)
Term Loan
3-month USD LIBOR + 3.250%
08/24/2026	3.360%	633,388	379,324
Sinclair Television Group, Inc.(b),(l)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000%
04/01/2028	3.110%	1,600,000	1,584,000

Total			1,963,324

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	19

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Senior Loans (continued)

	Coupon	Principal
Borrower	Rate	Amount ($)	Value ($)
Other Industry 0.0%
PowerTeam Services LLC(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.250%
Floor 1.000%
03/06/2025	4.250%	456,177	452,399

Packaging 0.1%
Berry Global, Inc.(b),(l)
Tranche Z Term Loan
1-month USD LIBOR + 1.750%
07/01/2026	1.827%	2,567,994	2,546,859
Pactiv Evergreen Inc.(b),(l)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750%
Floor 1.000%
02/05/2023	2.854%	400,909	399,907

Total			2,946,766

Pharmaceuticals 0.4%
Bausch Health Companies, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 3.000%
06/02/2025	3.104%	3,125,354	3,110,915
Elanco Animal Health, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 1.750%
08/01/2027	1.842%	3,510,447	3,454,876
Grifols Worldwide Operations Ltd.(b),(l)
Tranche B Term Loan
1-month USD LIBOR + 2.000%
11/15/2027	2.088%	2,984,848	2,954,254
Horizon Therapeutics USA, Inc.(b),(l)
Tranche B2 Term Loan
1-month USD LIBOR + 2.000%
Floor 0.500%
03/15/2028	2.500%	1,596,000	1,584,525
Organon & Co.(b),(l)
Term Loan
1-month USD LIBOR + 3.000%
Floor 0.500%
06/02/2028	3.500%	3,000,000	3,001,890

Total			14,106,460

Property & Casualty 0.1%

Senior Loans (continued)

	Coupon	Principal
Borrower	Rate	Amount ($)	Value ($)
KWOR Acquisition, Inc.(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 4.000%
06/03/2026	4.110%	1,880,216	1,871,999

Total			5,331,271

Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(l)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750%
11/19/2026	1.854%	535,340	527,562

Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(l)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750%
04/16/2025	1.854%	226,698	223,864
Tranche B4 Term Loan
3-month USD LIBOR + 1.750%
04/16/2025	1.854%	172,236	170,084

Total			393,948

Wireless 0.0%
SBA Senior Finance II LLC(b),(l)
Term Loan
3-month USD LIBOR + 1.750%
04/11/2025	1.860%	1,411,350	1,398,126

Wirelines 0.1%
Lumen Technologies, Inc.(b),(l)
Tranche B Term Loan
1-month USD LIBOR + 2.250%
03/15/2027	2.354%	246,250	242,741
Telenet Financing USD LLC(b),(l)
Term Loan
6-month USD LIBOR + 2.000%
04/30/2028	2.073%	750,000	739,125
Zayo Group Holdings, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 3.000%
03/09/2027	3.104%	3,730,724	3,689,052

Total			4,670,918

Total Senior Loans
(Cost $51,231,297)			51,256,628

AmWINS Group, Inc.(b),(l)				Treasury Bills 2.2%
Term Loan					Effective	Principal
1-month USD LIBOR + 2.250%
				Issuer	Yield	Amount ($)	Value ($)
Floor 0.750%
				United States 2.2%
02/19/2028	3.000%	3,482,500	3,459,272
				U.S. Cash Management Bills
				07/20/2021	0.040%	10,520,000	10,519,766
The accompanying Notes to Financial Statements are an integral part of this statement.
20	CTIVP® – TCW Core Plus Bond Fund	| Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Treasury Bills (continued)

	Effective	Principal
Issuer	Yield	Amount ($)	Value ($)
U.S. Treasury Bills
08/26/2021	0.040%	1,260,000	1,259,914
10/05/2021	0.040%	70,610,000	70,601,684

Total			82,381,364

Total Treasury Bills
(Cost $82,385,197)			82,381,364

U.S. Treasury Obligations (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
02/15/2041	1.875%	43,207,000	42,309,104
02/15/2051	1.875%	48,975,000	46,732,863
05/15/2051	2.375%	130,785,000	139,633,423

Total U.S. Treasury Obligations
(Cost $982,159,858)			989,247,256

Money Market Funds 22.3%

U.S. Treasury Obligations 26.2%					Shares	Value ($)
	Coupon	Principal		Columbia Short-Term Cash Fund, 0.051%(m),(n)	841,616,896	841,532,734
Issuer	Rate	Amount ($)	Value ($)
				Total Money Market Funds

U.S. Treasury
04/30/2023	0.125%	149,425,000	149,162,339
05/31/2023	0.125%	275,350,000	274,769,185
06/30/2023	0.125%	92,315,000	92,091,425
04/30/2026	0.750%	44,855,000	44,630,725
05/31/2026	0.750%	43,910,000	43,666,437
06/30/2026	0.875%	97,635,000	97,604,489
05/15/2031	1.625%	57,745,000	58,647,266
(Cost $841,532,734)	841,532,734

Total Investments in Securities
(Cost: $4,477,874,868)	4,549,996,968

Other Assets & Liabilities, Net	(776,160,712)

Net Assets	3,773,836,256

At June 30, 2021, securities and/or cash totaling $8,842,000 were pledged as collateral.

Investments in derivatives

Long futures contracts

	Number of	Expiration	Trading	Notional	Value/Unrealized	Value/Unrealized
Description	contracts	date	currency	amount	appreciation ($)	depreciation ($)
U.S. Treasury 2-Year Note	53	09/2021	USD	11,676,977	—	(21,636)
U.S. Treasury 5-Year Note	2,940	09/2021	USD	362,883,283	—	(1,335,642)
U.S. Ultra Bond 10-Year Note	128	09/2021	USD	18,842,000	374,072	—
U.S. Ultra Treasury Bond	303	09/2021	USD	58,384,313	2,518,235	—
Total					2,892,307	(1,357,278)

Notes to Portfolio of Investments

(a)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $547,052,385, which represents 14.50% of total net assets.

(b)Variable rate security. The interest rate shown was the current rate as of June 30, 2021.

(c)Represents a security purchased on a when-issued basis.

(d)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(e)Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)Non-income producing investment.

(g)Valuation based on significant unobservable inputs.

(h)Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.

(i)Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2021, the total value of these securities amounted to $7,016,833, which represents 0.19% of total net assets.

(j)Principal and interest may not be guaranteed by a governmental entity.

(k)Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	21

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments (continued)

(l)The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)The rate shown is the seven-day current annualized yield at June 30, 2021.

(n)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	479,955,063	2,252,791,808	(1,891,214,137)	—	841,532,734	—	282,849	841,616,896

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Currency Legend

USD US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

22 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	161,180,185	—	161,180,185
Commercial Mortgage-Backed Securities - Agency	—	13,192,859	—	13,192,859
Commercial Mortgage-Backed Securities - Non-Agency	—	82,262,817	—	82,262,817
Common Stocks
Utilities	—	—	1,763	1,763
Total Common Stocks	—	—	1,763	1,763
Corporate Bonds & Notes	—	864,677,893	—	864,677,893
Foreign Government Obligations	—	56,522,224	—	56,522,224
Municipal Bonds	—	24,296,301	—	24,296,301
Residential Mortgage-Backed Securities - Agency	—	1,181,925,749	—	1,181,925,749
Residential Mortgage-Backed Securities - Non-Agency	—	201,519,195	—	201,519,195
Senior Loans	—	51,256,628	—	51,256,628
Treasury Bills	82,381,364	—	—	82,381,364
U.S. Treasury Obligations	989,247,256	—	—	989,247,256
Money Market Funds	841,532,734	—	—	841,532,734
Total Investments in Securities	1,913,161,354	2,636,833,851	1,763	4,549,996,968
Investments in Derivatives
Asset
Futures Contracts	2,892,307	—	—	2,892,307
Liability
Futures Contracts	(1,357,278)	—	—	(1,357,278)
Total	1,914,696,383	2,636,833,851	1,763	4,551,531,997

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	23

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $3,636,342,134)	$3,708,464,234
Affiliated issuers (cost $841,532,734)	841,532,734
Cash	345,595
Margin deposits on:
Futures contracts	8,842,000
Receivable for:
Investments sold	7,148,227
Investments sold on a delayed delivery basis	813,689,701
Capital shares sold	7,299
Dividends	33,791
Interest	10,535,060
Foreign tax reclaims	83,999
Variation margin for futures contracts	587,867
Prepaid expenses	37,292
Total assets	5,391,307,799
Liabilities
Payable for:
Investments purchased	34,589,583
Investments purchased on a delayed delivery basis	1,581,283,679
Capital shares purchased	1,334,670
Management services fees	48,903
Distribution and/or service fees	138
Service fees	1,316
Compensation of board members	171,990
Compensation of chief compliance officer	379
Other expenses	40,885
Total liabilities	1,617,471,543
Net assets applicable to outstanding capital stock	$3,773,836,256

Represented by
Paid in capital	3,497,500,363
Total distributable earnings (loss)	276,335,893
Total - representing net assets applicable to outstanding capital stock	$3,773,836,256

Class 1
Net assets	$3,753,660,309
Shares outstanding	329,610,156
Net asset value per share	$11.39
Class 2
Net assets	$20,175,947
Shares outstanding	1,781,569
Net asset value per share	$11.32

The accompanying Notes to Financial Statements are an integral part of this statement.

24 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — affiliated issuers	$282,849
Interest	26,929,747
Total income	27,212,596
Expenses:
Management services fees	8,483,302
Distribution and/or service fees
Class 2	26,273
Service fees	6,944
Compensation of board members	54,100
Custodian fees	21,276
Printing and postage fees	3,015
Audit fees	20,388
Legal fees	24,669
Interest on collateral	144
Compensation of chief compliance officer	309
Other	(2,294)
Total expenses	8,638,126
Net investment income	18,574,470
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,140,015)
Futures contracts	(2,903,138)
Net realized loss	(28,043,153)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(29,360,530)
Futures contracts	968,242
Net change in unrealized appreciation (depreciation)	(28,392,288)
Net realized and unrealized loss	(56,435,441)
Net decrease in net assets resulting from operations	$(37,860,971)

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$18,574,470	$51,269,692
Net realized gain (loss)	(28,043,153)	161,631,441
Net change in unrealized appreciation (depreciation)	(28,392,288)	53,898,438
Net increase (decrease) in net assets resulting from operations	(37,860,971)	266,799,571
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(124,872,481)
Class 2	—	(661,778)
Total distributions to shareholders	—	(125,534,259)
Increase in net assets from capital stock activity	635,367,076	214,175,897
Total increase in net assets	597,506,105	355,441,209
Net assets at beginning of period	3,176,330,151	2,820,888,942
Net assets at end of period	$3,773,836,256	$3,176,330,151
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	64,200,763	732,301,426	39,265,514	439,910,350
Distributions reinvested	—	—	10,934,543	124,872,481
Redemptions	(8,322,790)	(94,577,087)	(31,638,480)	(360,672,751)
Net increase	55,877,973	637,724,339	18,561,577	204,110,080
Class 2
Subscriptions	115,939	1,306,350	953,052	10,835,414
Distributions reinvested	—	—	58,153	661,778
Redemptions	(325,315)	(3,663,613)	(126,173)	(1,431,375)
Net increase (decrease)	(209,376)	(2,357,263)	885,032	10,065,817
Total net increase	55,668,597	635,367,076	19,446,609	214,175,897

The accompanying Notes to Financial Statements are an integral part of this statement.

26 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

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CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	27

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.52	0.06	(0.19)	(0.13)	—	—	—
Year Ended 12/31/2020	$11.01	0.19	0.78	0.97	(0.27)	(0.19)	(0.46)
Year Ended 12/31/2019	$10.38	0.29	0.64	0.93	(0.30)	—	(0.30)
Year Ended 12/31/2018	$10.62	0.27	(0.27)	0.00	(0.22)	(0.02)	(0.24)
Year Ended 12/31/2017	$10.48	0.21	0.14	0.35	(0.17)	(0.04)	(0.21)
Year Ended 12/31/2016	$10.40	0.17	0.08	0.25	(0.13)	(0.04)	(0.17)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.47	0.04	(0.19)	(0.15)	—	—	—
Year Ended 12/31/2020	$10.96	0.15	0.80	0.95	(0.25)	(0.19)	(0.44)
Year Ended 12/31/2019	$10.35	0.25	0.63	0.88	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.58	0.25	(0.26)	(0.01)	(0.20)	(0.02)	(0.22)
Year Ended 12/31/2017	$10.44	0.18	0.15	0.33	(0.15)	(0.04)	(0.19)
Year Ended 12/31/2016	$10.36	0.15	0.08	0.23	(0.11)	(0.04)	(0.15)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interest on collateral expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.39	(1.13%)	0.48%(c),(d)	0.48%(c),(d)	1.04%(c)	247%	$3,753,660
Year Ended 12/31/2020	$11.52	8.88%	0.49%	0.49%	1.63%	373%	$3,153,493
Year Ended 12/31/2019	$11.01	9.01%	0.49%	0.49%	2.65%	209%	$2,808,764
Year Ended 12/31/2018	$10.38	0.06%	0.49%	0.49%	2.61%	178%	$2,714,909
Year Ended 12/31/2017	$10.62	3.40%	0.52%	0.52%	1.97%	281%	$2,979,922
Year Ended 12/31/2016	$10.48	2.41%	0.56%	0.55%	1.61%	276%	$3,079,179
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.32	(1.31%)	0.73%(c),(d)	0.73%(c),(d)	0.79%(c)	247%	$20,176
Year Ended 12/31/2020	$11.47	8.67%	0.74%	0.74%	1.32%	373%	$22,838
Year Ended 12/31/2019	$10.96	8.58%	0.74%	0.74%	2.37%	209%	$12,125
Year Ended 12/31/2018	$10.35	(0.10%)	0.74%	0.74%	2.38%	178%	$7,961
Year Ended 12/31/2017	$10.58	3.15%	0.77%	0.77%	1.73%	281%	$7,071
Year Ended 12/31/2016	$10.44	2.17%	0.81%	0.80%	1.38%	276%	$6,052

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	29

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – TCW Core Plus Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may

30 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	31

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

32 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,892,307*

Liability derivatives
Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,357,278*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

Futures
contracts
Risk exposure category	($)
Interest rate risk	(2,903,138)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Futures
contracts
Risk exposure category	($)
Interest rate risk	968,242

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)*
Futures contracts — long	441,699,693
Futures contracts — short	10,263,785

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

Investments in senior loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	33

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage dollar roll transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

34 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest only and principal only securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	35

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

36 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.47% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	37

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual
through
April 30, 2022
Class 1	0.54%
Class 2	0.79

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
4,477,875,000	86,570,000	(12,913,000)	73,657,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

38 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,189,970,539 and $8,660,006,516, respectively, for the six months ended June 30, 2021, of which $8,579,089,840 and $8,285,863,287, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	39

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public

40 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage- backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Money market fund investment risk

An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund's portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund's investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	41

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

42 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – TCW Core Plus Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	43

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

44 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	45

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally, and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took

46 CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2021	47

CTIVP® – TCW Core Plus Bond Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3011 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – WESTFIELD MID CAP GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	11
Statement of Changes in Net Assets ................................................................................................................................	12
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	23
Approval of Management and Subadvisory Agreements.........................................................................................................	23

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Westfield Mid Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management

Westfield Capital Management Company, L.P.

William Muggia

Richard Lee, CFA

Ethan Meyers, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	9.43	40.31	19.45	13.70
Class 2	05/07/10	9.27	39.91	19.16	13.41
Russell Midcap Growth Index		10.44	43.77	20.52	15.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	6.8
Consumer Discretionary	12.6
Energy	1.6
Financials	7.5
Health Care	19.4
Industrials	16.6
Information Technology	32.3
Materials	1.4
Real Estate	1.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,094.30	1,020.63	4.36	4.21	0.84
Class 2	1,000.00	1,000.00	1,092.70	1,019.39	5.66	5.46	1.09

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.0%

Issuer	Shares	Value ($)
Communication Services 6.7%
Entertainment 5.1%
Live Nation Entertainment, Inc.(a)	87,980	7,706,168
Roku, Inc.(a)	15,470	7,104,597
Take-Two Interactive Software, Inc.(a)	35,340	6,255,887
Total		21,066,652

Media 1.6%
Fox Corp., Class A	185,450	6,885,759

Total Communication Services		27,952,411

Consumer Discretionary 12.5%
Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc.(a)	8,902	13,801,127
Expedia Group, Inc.(a)	32,350	5,296,019
Vail Resorts, Inc.(a)	670	212,068
Total		19,309,214

Specialty Retail 5.6%
Ross Stores, Inc.	70,520	8,744,480
Ulta Beauty, Inc.(a)	23,038	7,965,849
Williams-Sonoma, Inc.	39,910	6,371,632

Total		23,081,961

Textiles, Apparel & Luxury Goods 2.3%
Tapestry, Inc.(a)	216,261	9,403,028
Total Consumer Discretionary		51,794,203

Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Devon Energy Corp.	218,810	6,387,064

Total Energy		6,387,064

Financials 7.5%
Capital Markets 3.4%
LPL Financial Holdings, Inc.	43,048	5,810,619
MSCI, Inc.	15,215	8,110,812

Total		13,921,431

Consumer Finance 2.2%
Synchrony Financial	186,500	9,048,980

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 1.9%
Arthur J Gallagher & Co.	56,730	7,946,739

Total Financials		30,917,150

Health Care 19.2%
Biotechnology 5.9%
Ascendis Pharma A/S ADR(a)	47,970	6,310,453
BioMarin Pharmaceutical, Inc.(a)	69,590	5,806,590
Rocket Pharmaceuticals, Inc.(a)	70,700	3,131,303
Seagen, Inc.(a)	57,850	9,133,358
Total		24,381,704

Health Care Equipment & Supplies 7.2%
Cooper Companies, Inc. (The)	14,639	5,800,997
DexCom, Inc.(a)	17,430	7,442,610
IDEXX Laboratories, Inc.(a)	15,390	9,719,555
Insulet Corp.(a)	25,748	7,068,083
Total		30,031,245

Health Care Providers & Services 2.8%
Oak Street Health, Inc.(a)	96,600	5,657,862
Quest Diagnostics, Inc.	46,450	6,130,006

Total		11,787,868

Life Sciences Tools & Services 3.3%
ICON PLC(a)	38,150	7,885,986
Mettler-Toledo International, Inc.(a)	4,167	5,772,712
Total		13,658,698

Total Health Care		79,859,515

Industrials 16.5%
Aerospace & Defense 3.5%
Teledyne Technologies, Inc.(a)	12,915	5,409,189
TransDigm Group, Inc.(a)	14,033	9,083,421
Total		14,492,610

Building Products 3.1%
AZEK Co., Inc. (The)(a)	130,391	5,536,402
Trane Technologies PLC	39,160	7,210,922

Total		12,747,324

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 3.3%
Copart, Inc.(a)	62,240	8,205,099
Waste Connections, Inc.	46,610	5,566,633

Total		13,771,732

Electrical Equipment 3.7%
AMETEK, Inc.	51,710	6,903,285
Rockwell Automation, Inc.	29,665	8,484,783

Total		15,388,068

Machinery 1.5%
IDEX Corp.	28,760	6,328,638

Professional Services 1.4%
TransUnion	52,324	5,745,698

Total Industrials		68,474,070

Information Technology 32.0%
Communications Equipment 1.2%
Juniper Networks, Inc.	180,110	4,926,008

IT Services 7.4%
Cognizant Technology Solutions Corp., Class A	77,336	5,356,291
FleetCor Technologies, Inc.(a)	29,979	7,676,423
Global Payments, Inc.	46,800	8,776,872
Twilio, Inc., Class A(a)	22,240	8,766,118
Total		30,575,704

Semiconductors & Semiconductor Equipment 5.1%
Microchip Technology, Inc.	55,010	8,237,197
Teradyne, Inc.	39,680	5,315,533
Xilinx, Inc.	53,140	7,686,170

Total		21,238,900

Software 16.9%
Fortinet, Inc.(a)	43,660	10,399,376
HubSpot, Inc.(a)	13,540	7,890,029
Lightspeed POS, Inc.(a)	89,179	7,456,256
NiCE Ltd., ADR(a)	25,540	6,320,128

Common Stocks (continued)

Issuer	Shares	Value ($)
Nutanix, Inc., Class A(a)	211,301	8,075,924
Palo Alto Networks, Inc.(a)	24,040	8,920,042
Splunk, Inc.(a)	51,047	7,380,375
Zendesk, Inc.(a)	95,160	13,735,395
Total		70,177,525

Technology Hardware, Storage & Peripherals 1.4%
Western Digital Corp.(a)	83,600	5,949,812
Total Information Technology		132,867,949

Materials 1.4%
Chemicals 1.4%
Celanese Corp., Class A	38,550	5,844,180

Total Materials		5,844,180

Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Essex Property Trust, Inc.	24,090	7,227,241

Total Real Estate		7,227,241

Total Common Stocks
(Cost $309,283,464)		411,323,783

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	4,516,672	4,516,221
Total Money Market Funds
(Cost $4,516,221)		4,516,221

Total Investments in Securities
(Cost: $313,799,685)		415,840,004

Other Assets & Liabilities, Net		(317,968)

Net Assets		415,522,036

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	3,570,640	108,940,329	(107,994,748)	—	4,516,221	—	2,566	4,516,672

Abbreviation Legend

ADR American Depositary Receipt

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	27,952,411	—	—	27,952,411
Consumer Discretionary	51,794,203	—	—	51,794,203
Energy	6,387,064	—	—	6,387,064

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	30,917,150	—	—	30,917,150
Health Care	79,859,515	—	—	79,859,515
Industrials	68,474,070	—	—	68,474,070
Information Technology	132,867,949	—	—	132,867,949
Materials	5,844,180	—	—	5,844,180
Real Estate	7,227,241	—	—	7,227,241
Total Common Stocks	411,323,783	—	—	411,323,783
Money Market Funds	4,516,221	—	—	4,516,221
Total Investments in Securities	415,840,004	—	—	415,840,004

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $309,283,464)	$411,323,783
Affiliated issuers (cost $4,516,221)	4,516,221
Receivable for:
Investments sold	89,593
Dividends	50,646
Foreign tax reclaims	5,776
Prepaid expenses	14,200
Total assets	416,000,219
Liabilities
Due to custodian	5,776
Payable for:
Investments purchased	211,122
Capital shares purchased	147,663
Management services fees	9,245
Distribution and/or service fees	225
Service fees	408
Compensation of board members	82,451
Compensation of chief compliance officer	53
Other expenses	21,240
Total liabilities	478,183
Net assets applicable to outstanding capital stock	$415,522,036

Represented by
Trust capital	$415,522,036
Total - representing net assets applicable to outstanding capital stock	$415,522,036

Class 1
Net assets	$382,729,845
Shares outstanding	8,524,029
Net asset value per share	$44.90
Class 2
Net assets	$32,792,191
Shares outstanding	751,874
Net asset value per share	$43.61

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$1,047,467
Dividends — affiliated issuers	2,566
Foreign taxes withheld	(3,497)
Total income	1,046,536
Expenses:
Management services fees	1,988,210
Distribution and/or service fees
Class 2	38,823
Service fees	8,328
Compensation of board members	23,203
Custodian fees	6,299
Printing and postage fees	3,668
Audit fees	14,628
Legal fees	6,764
Interest on interfund lending	152
Compensation of chief compliance officer	58
Other	6,834
Total expenses	2,096,967
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,452)
Total net expenses	2,092,515
Net investment loss	(1,045,979)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	142,932,954
Net realized gain	142,932,954
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(102,260,056)
Net change in unrealized appreciation (depreciation)	(102,260,056)
Net realized and unrealized gain	40,672,898
Net increase in net assets resulting from operations	$39,626,919

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment loss	$(1,045,979)	$(2,018,891)
Net realized gain	142,932,954	67,691,319
Net change in unrealized appreciation (depreciation)	(102,260,056)	82,640,695
Net increase in net assets resulting from operations	39,626,919	148,313,123
Decrease in net assets from capital stock activity	(293,305,400)	(60,979,151)
Total increase (decrease) in net assets	(253,678,481)	87,333,972
Net assets at beginning of period	669,200,517	581,866,545
Net assets at end of period	$415,522,036	$669,200,517
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	24,327	1,032,899	249,723	7,154,076
Redemptions	(7,063,196)	(293,721,271)	(1,956,338)	(66,363,947)
Net decrease	(7,038,869)	(292,688,372)	(1,706,615)	(59,209,871)
Class 2
Subscriptions	30,371	1,257,632	55,537	1,806,757
Redemptions	(45,492)	(1,874,660)	(118,563)	(3,576,037)
Net decrease	(15,121)	(617,028)	(63,026)	(1,769,280)
Total net decrease	(7,053,990)	(293,305,400)	(1,769,641)	(60,979,151)

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

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CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized
	Net asset value,	investment	and	Total from
	beginning of	income	unrealized	investment
	period	(loss)	gain (loss)	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$41.03	(0.09)	3.96	3.87
Year Ended 12/31/2020	$32.18	(0.11)	8.96	8.85
Year Ended 12/31/2019	$22.64	0.07	9.47	9.54
Year Ended 12/31/2018	$23.43	0.01	(0.80)	(0.79)
Year Ended 12/31/2017	$19.06	0.01	4.36	4.37
Year Ended 12/31/2016	$18.38	(0.02)	0.70	0.68
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$39.91	(0.14)	3.84	3.70
Year Ended 12/31/2020	$31.38	(0.19)	8.72	8.53
Year Ended 12/31/2019	$22.13	0.01	9.24	9.25
Year Ended 12/31/2018	$22.96	(0.05)	(0.78)	(0.83)
Year Ended 12/31/2017	$18.72	(0.04)	4.28	4.24
Year Ended 12/31/2016	$18.10	(0.07)	0.69	0.62

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$44.90	9.43%	0.84%(c),(d)	0.84%(c),(d)	(0.41%)(c)	33%	$382,730
Year Ended 12/31/2020	$41.03	27.50%	0.83%(d)	0.83%(d)	(0.35%)	75%	$638,591
Year Ended 12/31/2019	$32.18	42.14%	0.83%	0.83%	0.25%	70%	$555,819
Year Ended 12/31/2018	$22.64	(3.37%)	0.84%	0.84%	0.05%	72%	$491,881
Year Ended 12/31/2017	$23.43	22.93%	0.87%	0.87%	0.04%	121%	$515,408
Year Ended 12/31/2016	$19.06	3.70%	0.90%	0.88%	(0.11%)	36%	$411,066
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$43.61	9.27%	1.09%(c),(d)	1.09%(c),(d)	(0.66%)(c)	33%	$32,792
Year Ended 12/31/2020	$39.91	27.18%	1.08%(d)	1.08%(d)	(0.60%)	75%	$30,610
Year Ended 12/31/2019	$31.38	41.80%	1.08%	1.08%	0.02%	70%	$26,048
Year Ended 12/31/2018	$22.13	(3.61%)	1.09%	1.09%	(0.20%)	72%	$18,181
Year Ended 12/31/2017	$22.96	22.65%	1.12%	1.12%	(0.21%)	121%	$19,303
Year Ended 12/31/2016	$18.72	3.43%	1.15%	1.13%	(0.38%)	36%	$13,635

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – Westfield Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.81% to 0.68% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.81% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with Westfield Capital Management Company, L.P. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

18 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	May 1,	2021
	through		Prior to
	April 30,	2022	May 1, 2021
Class 1		0.84%	0.85%
Class 2		1.09	1.10

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $161,037,097 and $456,890,391, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	1,975,000	0.69	4

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

20 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund had no borrowings during the six months ended June 30, 2021.

Note 8. Significant risks

Information technology sector risk

The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Small- and mid-cap company risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

22 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Westfield Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Westfield Capital Management Company, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	23

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

24 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other

26 CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2021	27

CTIVP® – Westfield Mid Cap Growth Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3021 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – CENTERSQUARE REAL ESTATE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	9
Statement of Operations................................................................................................................................................	10
Statement of Changes in Net Assets ................................................................................................................................	11
Financial Highlights.......................................................................................................................................................	12
Notes to Financial Statements .......................................................................................................................................	14
Liquidity Risk Management Program .................................................................................................................................	22
Approval of Management and Subadvisory Agreements.........................................................................................................	22

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – CenterSquare Real Estate Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with current income and capital appreciation.

Portfolio management

CenterSquare Investment Management LLC

Dean Frankel, CFA

Eric Rothman, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	21.54	36.89	6.81	7.24
Class 2	05/07/10	21.57	36.62	6.56	6.97
FTSE Nareit Equity REITs Index		21.96	38.02	6.31	9.41

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The FTSE Nareit Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	100.0
Money Market Funds	0.0(a)
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Real Estate	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at June 30, 2021)

Real Estate

Diversified REITs	4.8
Health Care REITs	11.0
Hotel & Resort REITs	4.4
Industrial REITs	13.7
Office REITs	6.7
Residential REITs	22.9
Retail REITs	10.6
Specialized REITs	25.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,215.40	1,020.83	4.39	4.01	0.80
Class 2	1,000.00	1,000.00	1,215.70	1,019.59	5.77	5.26	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.8%

Issuer	Shares	Value ($)
Real Estate 99.8%
Diversified REITs 4.8%
American Assets Trust, Inc.	35,230	1,313,727
Broadstone Net Lease, Inc.	98,510	2,306,119
Empire State Realty Trust, Inc., Class A	59,010	708,120
STORE Capital Corp.	100,970	3,484,474
VEREIT, Inc.	109,660	5,036,684

Total Diversified REITs		12,849,124
Health Care REITs 11.0%
Diversified Healthcare Trust	166,950	697,851
Medical Properties Trust, Inc.	182,190	3,662,019
Omega Healthcare Investors, Inc.	41,790	1,516,559
Sabra Health Care REIT, Inc.	184,288	3,354,042
Ventas, Inc.	135,012	7,709,185
Welltower, Inc.	147,300	12,240,630

Total Health Care REITs		29,180,286
Hotel & Resort REITs 4.3%
Apple Hospitality REIT, Inc.	60,860	928,724
Host Hotels & Resorts, Inc.(a)	256,040	4,375,724
MGM Growth Properties LLC, Class A	51,500	1,885,930
Park Hotels & Resorts, Inc.(a)	99,130	2,043,069
Ryman Hospitality Properties, Inc.(a)	21,273	1,679,716
Xenia Hotels & Resorts, Inc.(a)	32,722	612,883
Total Hotel & Resort REITs		11,526,046
Industrial REITs 13.7%
Americold Realty Trust	115,560	4,373,946
Duke Realty Corp.	142,458	6,745,386
First Industrial Realty Trust, Inc.	58,617	3,061,566
Prologis, Inc.	156,020	18,649,071
Rexford Industrial Realty, Inc.	63,742	3,630,107

Total Industrial REITs		36,460,076
Office REITs 6.7%
Brandywine Realty Trust	75,150	1,030,306
Columbia Property Trust, Inc.	129,140	2,245,745
Cousins Properties, Inc.	136,260	5,011,643
Hudson Pacific Properties, Inc.	60,100	1,671,982
JBG SMITH Properties	128,330	4,043,678

Common Stocks (continued)

Issuer	Shares	Value ($)
Kilroy Realty Corp.	53,374	3,716,965

Total Office REITs		17,720,319
Residential REITs 22.9%
American Campus Communities, Inc.	153,670	7,179,462
AvalonBay Communities, Inc.	41,970	8,758,719
Equity Residential	113,290	8,723,330
Essex Property Trust, Inc.	17,170	5,151,172
Invitation Homes, Inc.	358,930	13,384,500
Mid-America Apartment Communities, Inc.	16,240	2,735,141
Sun Communities, Inc.	40,930	7,015,402
UDR, Inc.	160,130	7,843,167

Total Residential REITs		60,790,893
Retail REITs 10.6%
Acadia Realty Trust	162,710	3,573,111
Agree Realty Corp.	80,400	5,667,396
Brixmor Property Group, Inc.	231,948	5,309,290
Federal Realty Investment Trust	3,310	387,833
Regency Centers Corp.	46,911	3,005,588
Retail Properties of America, Inc., Class A	251,409	2,878,633
Simon Property Group, Inc.	47,190	6,157,351
SITE Centers Corp.	71,950	1,083,567

Total Retail REITs		28,062,769
Specialized REITs 25.8%
American Tower Corp.	16,130	4,357,358
CyrusOne, Inc.	31,645	2,263,250
Digital Realty Trust, Inc.	43,623	6,563,517
EPR Properties(a)	17,233	907,834
Equinix, Inc.	24,550	19,703,830
Extra Space Storage, Inc.	35,140	5,756,635
Gaming and Leisure Properties, Inc.	47,680	2,209,014
Life Storage, Inc.	66,600	7,149,510
Outfront Media, Inc.(a)	79,540	1,911,346
Public Storage	19,750	5,938,628
SBA Communications Corp.	26,020	8,292,574

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
VICI Properties, Inc.	117,030	3,630,271

Total Specialized REITs		68,683,767

Total Real Estate		265,273,280

Total Common Stocks
(Cost: $211,709,404)		265,273,280

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	32,353	32,350
Total Money Market Funds
(Cost: $32,350)		32,350

Total Investments in Securities
(Cost $211,741,754)		265,305,630

Other Assets & Liabilities, Net		510,520

Net Assets		$265,816,150

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	790,933	15,709,185	(16,467,768)	—	32,350	—	212	32,353

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	265,273,280	—	—	265,273,280
Total Common Stocks	265,273,280	—	—	265,273,280
Money Market Funds	32,350	—	—	32,350
Total Investments in Securities	265,305,630	—	—	265,305,630

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $211,709,404)	$265,273,280
Affiliated issuers (cost $32,350)	32,350
Receivable for:
Investments sold	2,537,657
Capital shares sold	1,910
Dividends	737,417
Foreign tax reclaims	723
Prepaid expenses	10,575
Total assets	268,593,912
Liabilities
Due to custodian	71
Payable for:
Investments purchased	1,570,204
Capital shares purchased	1,118,044
Management services fees	5,526
Distribution and/or service fees	210
Service fees	1,379
Compensation of board members	61,826
Compensation of chief compliance officer	26
Other expenses	20,476
Total liabilities	2,777,762
Net assets applicable to outstanding capital stock	$265,816,150

Represented by
Paid in capital	174,073,780
Total distributable earnings (loss)	91,742,370
Total - representing net assets applicable to outstanding capital stock	$265,816,150

Class 1
Net assets	$235,422,699
Shares outstanding	24,383,900
Net asset value per share	$9.65
Class 2
Net assets	$30,393,451
Shares outstanding	3,173,837
Net asset value per share	$9.58
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	9

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$3,721,319
Dividends — affiliated issuers	212
Total income	3,721,531
Expenses:
Management services fees	972,007
Distribution and/or service fees
Class 2	34,774
Service fees	8,429
Compensation of board members	17,821
Custodian fees	5,571
Printing and postage fees	3,587
Audit fees	14,628
Legal fees	7,063
Interest on interfund lending	106
Compensation of chief compliance officer	24
Other	3,590
Total expenses	1,067,600
Net investment income	2,653,931
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,868,600
Net realized gain	14,868,600
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	33,942,875
Foreign currency translations	(21)
Net change in unrealized appreciation (depreciation)	33,942,854
Net realized and unrealized gain	48,811,454
Net increase in net assets resulting from operations	$51,465,385

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$2,653,931	$3,454,616
Net realized gain	14,868,600	18,348,588
Net change in unrealized appreciation (depreciation)	33,942,854	(28,649,247)
Net increase (decrease) in net assets resulting from operations	51,465,385	(6,846,043)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(31,406,395)
Class 2	—	(3,823,638)
Total distributions to shareholders	—	(35,230,033)
Decrease in net assets from capital stock activity	(34,766,888)	(247,971,223)
Total increase (decrease) in net assets	16,698,497	(290,047,299)
Net assets at beginning of period	249,117,653	539,164,952
Net assets at end of period	$265,816,150	$249,117,653
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	34,055	302,341	62,826	497,838
Distributions reinvested	—	—	4,290,491	31,406,395
Redemptions	(3,789,504)	(34,251,670)	(27,890,328)	(280,976,193)
Net decrease	(3,755,449)	(33,949,329)	(23,537,011)	(249,071,960)
Class 2
Subscriptions	243,675	2,142,687	206,887	1,623,654
Distributions reinvested	—	—	525,225	3,823,638
Redemptions	(336,875)	(2,960,246)	(560,744)	(4,346,555)
Net increase (decrease)	(93,200)	(817,559)	171,368	1,100,737
Total net decrease	(3,848,649)	(34,766,888)	(23,365,643)	(247,971,223)

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	11

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$7.94	0.09	1.62	1.71	—	—	—
Year Ended 12/31/2020	$9.85	0.11	(0.70)	(0.59)	(0.39)	(0.93)	(1.32)
Year Ended 12/31/2019	$7.94	0.19	1.89	2.08	(0.17)	—	(0.17)
Year Ended 12/31/2018	$8.64	0.17	(0.64)	(0.47)	(0.16)	(0.07)	(0.23)
Year Ended 12/31/2017	$8.59	0.17	0.33	0.50	(0.19)	(0.26)	(0.45)
Year Ended 12/31/2016	$8.83	0.19	0.28(e)	0.47	(0.17)	(0.54)	(0.71)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$7.88	0.08	1.62	1.70	—	—	—
Year Ended 12/31/2020	$9.79	0.11	(0.72)	(0.61)	(0.37)	(0.93)	(1.30)
Year Ended 12/31/2019	$7.89	0.17	1.88	2.05	(0.15)	—	(0.15)
Year Ended 12/31/2018	$8.59	0.15	(0.64)	(0.49)	(0.14)	(0.07)	(0.21)
Year Ended 12/31/2017	$8.54	0.15	0.32	0.47	(0.16)	(0.26)	(0.42)
Year Ended 12/31/2016	$8.78	0.16	0.29(e)	0.45	(0.15)	(0.54)	(0.69)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

(e)Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$9.65	21.54%	0.80%(c),(d)	0.80%(c),(d)	2.07%(c)	31%	$235,423
Year Ended 12/31/2020	$7.94	(4.87%)	0.79%	0.79%	1.37%	98%	$223,363
Year Ended 12/31/2019	$9.85	26.41%	0.77%	0.77%	2.05%	70%	$508,863
Year Ended 12/31/2018	$7.94	(5.58%)	0.77%	0.77%	2.03%	51%	$402,354
Year Ended 12/31/2017	$8.64	6.01%	0.81%	0.81%	2.00%	72%	$426,287
Year Ended 12/31/2016	$8.59	5.02%	0.89%	0.88%	2.16%	83%	$402,023
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$9.58	21.57%	1.05%(c),(d)	1.05%(c),(d)	1.85%(c)	31%	$30,393
Year Ended 12/31/2020	$7.88	(5.18%)	1.05%	1.05%	1.31%	98%	$25,754
Year Ended 12/31/2019	$9.79	26.16%	1.02%	1.02%	1.81%	70%	$30,302
Year Ended 12/31/2018	$7.89	(5.85%)	1.02%	1.02%	1.76%	51%	$24,164
Year Ended 12/31/2017	$8.59	5.74%	1.06%	1.06%	1.76%	72%	$27,353
Year Ended 12/31/2016	$8.54	4.76%	1.17%	1.15%	1.82%	83%	$25,298

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	13

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – CenterSquare Real Estate Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

14 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.75% to 0.66% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.75% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with CenterSquare Investment Management LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

16 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.01% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	Contractual	Voluntary
	expense cap	expense cap	Contractual
	July 1, 2021	May 1, 2021	expense cap
	through	through	prior to
	April 30, 2022	June 30, 2021	May 1, 2021
Class 1	0.89%	0.89%	0.89%
Class 2	1.14	1.14	1.14

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
211,742,000	54,749,000	(1,185,000)	53,564,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $80,032,383 and $111,072,010, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

18 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	400,000	0.68	14

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks,

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Real estate sector risk

The risks associated with investments in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect for earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Small- and mid-cap company risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

20 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	21

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – CenterSquare Real Estate Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and CenterSquare Investment Management LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

22 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	23

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

24 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

26 CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2021

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CTIVP® – CenterSquare Real Estate Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2086 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – T. ROWE PRICE LARGE CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	11
Statement of Changes in Net Assets ................................................................................................................................	12
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	23
Approval of Management and Subadvisory Agreements.........................................................................................................	23

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term growth of capital and income.

Portfolio management

T. Rowe Price Associates, Inc.

Heather McPherson*

Mark Finn, CFA, CPA

John Linehan, CFA

*Effective April 1, 2022, Ms. McPherson will no longer serve as Co-Portfolio Manager of the Fund.

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	17.63	48.08	11.94	10.10
Class 2	05/07/10	17.45	47.74	11.65	9.82
Russell 1000 Value Index		17.05	43.68	11.87	11.61

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	98.4
Convertible Preferred Stocks	0.7
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	4.8
Consumer Discretionary	3.8
Consumer Staples	7.0
Energy	6.1
Financials	23.0
Health Care	15.8
Industrials	12.3
Information Technology	12.0
Materials	4.9
Real Estate	3.2
Utilities	7.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,176.30	1,021.42	3.67	3.41	0.68
Class 2	1,000.00	1,000.00	1,174.50	1,020.18	5.01	4.66	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.5%

Issuer	Shares	Value ($)
Communication Services 4.8%
Entertainment 1.1%
Walt Disney Co. (The)(a)	139,862	24,583,544
Interactive Media & Services 0.9%
Alphabet, Inc., Class C(a)	7,292	18,276,085
Media 2.8%
Comcast Corp., Class A	531,275	30,293,301
Fox Corp., Class B	346,965	12,213,168
News Corp., Class A	731,416	18,848,590

Total		61,355,059

Total Communication Services		104,214,688

Consumer Discretionary 3.7%
Auto Components 1.2%
Magna International, Inc.	280,699	26,003,955

Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.(a)	279,630	14,733,705
Multiline Retail 0.5%
Kohl's Corp.	205,111	11,303,667

Specialty Retail 1.3%
TJX Companies, Inc. (The)	439,312	29,618,415

Total Consumer Discretionary		81,659,742

Consumer Staples 6.9%
Beverages 0.8%
Coca-Cola Co. (The)	328,134	17,755,331

Food & Staples Retailing 0.9%
Walmart, Inc.	140,901	19,869,859

Food Products 2.9%
Bunge Ltd.	203,495	15,903,134
ConAgra Foods, Inc.	549,239	19,981,315
Tyson Foods, Inc., Class A	365,666	26,971,524

Total		62,855,973

Household Products 0.9%
Kimberly-Clark Corp.	147,245	19,698,436

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	308,788	30,603,979

Total Consumer Staples		150,783,578

Energy 6.1%
Oil, Gas & Consumable Fuels 6.1%
ConocoPhillips Co.	457,783	27,878,985
Exxon Mobil Corp.	417,109	26,311,236
Pioneer Natural Resources Co.	80,489	13,081,072
TC Energy Corp.	347,523	17,209,339
TotalEnergies SE, ADR	1,074,640	48,638,206

Total		133,118,838

Total Energy		133,118,838

Financials 22.8%
Banks 9.2%
Bank of America Corp.	898,219	37,033,569
Fifth Third Bancorp	927,336	35,452,055
Huntington Bancshares, Inc.	482,000	6,878,140
JPMorgan Chase & Co.	151,735	23,600,862
Signature Bank	75,424	18,527,906
Wells Fargo & Co.	1,741,635	78,878,649

Total		200,371,181

Capital Markets 5.1%
Charles Schwab Corp. (The)	520,225	37,877,582
Goldman Sachs Group, Inc. (The)	58,371	22,153,546
Morgan Stanley	538,074	49,336,005
State Street Corp.	40,311	3,316,789

Total		112,683,922

Diversified Financial Services 1.0%
Equitable Holdings, Inc.	717,984	21,862,613

Insurance 7.5%
American International Group, Inc.	1,118,800	53,254,880
Chubb Ltd.	270,773	43,036,661
Marsh & McLennan Companies, Inc.	177,991	25,039,774
MetLife, Inc.	719,663	43,071,830

Total		164,403,145

Total Financials		499,320,861

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 15.5%
Biotechnology 1.8%
AbbVie, Inc.	271,463	30,577,592
Gilead Sciences, Inc.	121,354	8,356,437

Total		38,934,029

Health Care Equipment & Supplies 5.1%
Becton Dickinson and Co.	126,895	30,859,595
Hologic, Inc.(a)	247,118	16,487,713
Medtronic PLC	322,718	40,058,985
Zimmer Biomet Holdings, Inc.	147,966	23,795,892

Total		111,202,185

Health Care Providers & Services 3.1%
Anthem, Inc.	85,643	32,698,497
Cigna Corp.	30,465	7,222,338
CVS Health Corp.	325,220	27,136,357

Total		67,057,192

Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	31,310	15,794,956

Pharmaceuticals 4.8%
Elanco Animal Health, Inc.(a)	573,339	19,889,130
Johnson & Johnson	200,452	33,022,462
Merck & Co., Inc.	264,528	20,572,343
Perrigo Co. PLC	288,056	13,207,368
Pfizer, Inc.	478,422	18,735,005

Total		105,426,308

Total Health Care		338,414,670

Industrials 12.1%
Aerospace & Defense 0.7%
Boeing Co. (The)(a)	65,073	15,588,888
Air Freight & Logistics 2.9%
United Parcel Service, Inc., Class B	305,443	63,522,981

Airlines 0.8%
Southwest Airlines Co.(a)	309,166	16,413,623
Building Products 0.2%
Fortune Brands Home & Security, Inc.	49,873	4,967,850

Commercial Services & Supplies 0.5%
Stericycle, Inc.(a)	138,104	9,881,341

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 0.7%
Rockwell Automation, Inc.	52,759	15,090,129

Industrial Conglomerates 3.4%
General Electric Co.	5,602,370	75,407,900

Machinery 2.4%
Caterpillar, Inc.	86,915	18,915,312
Cummins, Inc.	69,619	16,973,808
Illinois Tool Works, Inc.	79,173	17,699,916

Total		53,589,036

Professional Services 0.5%
Nielsen Holdings PLC	455,039	11,225,812

Total Industrials		265,687,560

Information Technology 11.9%
Communications Equipment 1.0%
Cisco Systems, Inc.	398,243	21,106,879

Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	134,389	18,170,737

IT Services 0.6%
Fiserv, Inc.(a)	133,544	14,274,518
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	322,276	45,892,102
NXP Semiconductors NV	85,905	17,672,376
QUALCOMM, Inc.	283,348	40,498,930
Texas Instruments, Inc.	170,113	32,712,730

Total		136,776,138

Software 3.2%
Citrix Systems, Inc.	166,132	19,482,300
Microsoft Corp.	187,500	50,793,750

Total		70,276,050

Total Information Technology		260,604,322

Materials 4.9%
Chemicals 2.5%
CF Industries Holdings, Inc.	534,336	27,491,587
International Flavors & Fragrances, Inc.	182,254	27,228,748

Total		54,720,335

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 2.4%
International Paper Co.	854,344	52,379,830

Total Materials		107,100,165

Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
AvalonBay Communities, Inc.	75,293	15,712,896
Welltower, Inc.	221,890	18,439,059
Weyerhaeuser Co.	1,011,043	34,800,100

Total		68,952,055

Total Real Estate		68,952,055

Utilities 6.6%
Electric Utilities 4.4%
Edison International	181,772	10,510,057
Entergy Corp.	156,953	15,648,214
NextEra Energy, Inc.	282,608	20,709,514
Southern Co. (The)	814,889	49,308,934

Total		96,176,719

Multi-Utilities 2.2%
Ameren Corp.	247,943	19,845,358
Sempra Energy	205,730	27,255,110

Total		47,100,468

Total Utilities		143,277,187

Total Common Stocks
(Cost $1,702,005,374)		2,153,133,666

Convertible Preferred Stocks 0.7%

Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	89,331	4,777,422

Pharmaceuticals 0.0%
Elanco Animal Health, Inc.	5.000%	10,173	546,290

Total Health Care			5,323,712

Utilities 0.5%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	156,371	7,863,898

Multi-Utilities 0.1%
Sempra Energy	6.750%	28,236	2,764,587

Total Utilities			10,628,485

Total Convertible Preferred Stocks
(Cost $15,787,024)			15,952,197

Money Market Funds 0.9%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)		19,908,102	19,906,111
Total Money Market Funds
(Cost $19,906,111)			19,906,111

Total Investments in Securities
(Cost: $1,737,698,509)			2,188,991,974

Other Assets & Liabilities, Net			(2,083,061)

Net Assets			2,186,908,913

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	13,826,618	547,375,602	(541,296,109)	—	19,906,111	—	11,316	19,908,102

Abbreviation Legend

ADR American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	104,214,688	—	—	104,214,688
Consumer Discretionary	81,659,742	—	—	81,659,742
Consumer Staples	150,783,578	—	—	150,783,578
Energy	133,118,838	—	—	133,118,838
Financials	499,320,861	—	—	499,320,861
Health Care	338,414,670	—	—	338,414,670
Industrials	265,687,560	—	—	265,687,560
Information Technology	260,604,322	—	—	260,604,322
Materials	107,100,165	—	—	107,100,165
Real Estate	68,952,055	—	—	68,952,055
Utilities	143,277,187	—	—	143,277,187
Total Common Stocks	2,153,133,666	—	—	2,153,133,666
Convertible Preferred Stocks
Health Care	—	5,323,712	—	5,323,712
Utilities	—	10,628,485	—	10,628,485
Total Convertible Preferred Stocks	—	15,952,197	—	15,952,197
Money Market Funds	19,906,111	—	—	19,906,111
Total Investments in Securities	2,173,039,777	15,952,197	—	2,188,991,974

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $1,717,792,398)	$2,169,085,863
Affiliated issuers (cost $19,906,111)	19,906,111
Cash	35,556
Receivable for:
Investments sold	7,109,641
Capital shares sold	57,371
Dividends	2,878,031
Foreign tax reclaims	186,772
Prepaid expenses	22,856
Total assets	2,199,282,201
Liabilities
Payable for:
Investments purchased	10,253,105
Capital shares purchased	1,898,622
Management services fees	39,893
Distribution and/or service fees	254
Service fees	2,133
Compensation of board members	152,282
Compensation of chief compliance officer	193
Other expenses	26,806
Total liabilities	12,373,288
Net assets applicable to outstanding capital stock	$2,186,908,913

Represented by
Trust capital	$2,186,908,913
Total - representing net assets applicable to outstanding capital stock	$2,186,908,913

Class 1
Net assets	$2,149,719,814
Shares outstanding	67,967,904
Net asset value per share	$31.63
Class 2
Net assets	$37,189,099
Shares outstanding	1,209,011
Net asset value per share	$30.76

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$23,928,704
Dividends — affiliated issuers	11,316
Foreign taxes withheld	(561,270)
Total income	23,378,750
Expenses:
Management services fees	7,118,873
Distribution and/or service fees
Class 2	42,999
Service fees	10,963
Compensation of board members	41,355
Custodian fees	8,097
Printing and postage fees	3,758
Audit fees	14,629
Legal fees	17,710
Compensation of chief compliance officer	195
Other	28,833
Total expenses	7,287,412
Net investment income	16,091,338
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	120,562,857
Foreign currency translations	5,703
Net realized gain	120,568,560
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	213,469,814
Foreign currency translations	(569)
Net change in unrealized appreciation (depreciation)	213,469,245
Net realized and unrealized gain	334,037,805
Net increase in net assets resulting from operations	$350,129,143

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$16,091,338	$31,846,426
Net realized gain	120,568,560	44,286,678
Net change in unrealized appreciation (depreciation)	213,469,245	(63,349,592)
Net increase in net assets resulting from operations	350,129,143	12,783,512
Increase (decrease) in net assets from capital stock activity	198,408,631	(389,650,264)
Total increase (decrease) in net assets	548,537,774	(376,866,752)
Net assets at beginning of period	1,638,371,139	2,015,237,891
Net assets at end of period	$2,186,908,913	$1,638,371,139
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	18,598,735	513,282,537	12,676,758	301,147,662
Redemptions	(10,435,559)	(316,559,010)	(28,780,853)	(692,566,430)
Net increase (decrease)	8,163,176	196,723,527	(16,104,095)	(391,418,768)
Class 2
Subscriptions	129,590	3,780,967	230,354	5,173,842
Redemptions	(72,118)	(2,095,863)	(152,578)	(3,405,338)
Net increase	57,472	1,685,104	77,776	1,768,504
Total net increase (decrease)	8,220,648	198,408,631	(16,026,319)	(389,650,264)

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

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CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized
	Net asset value,	Net	and	Total from
	beginning of	investment	unrealized	investment
	period	income	gain (loss)	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$26.89	0.23	4.51	4.74
Year Ended 12/31/2020	$26.19	0.50	0.20(d)	0.70
Year Ended 12/31/2019	$20.69	0.52	4.98	5.50
Year Ended 12/31/2018	$22.81	0.44	(2.56)	(2.12)
Year Ended 12/31/2017	$19.62	0.37	2.82	3.19
Year Ended 12/31/2016	$17.16	0.41	2.05	2.46
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$26.19	0.18	4.39	4.57
Year Ended 12/31/2020	$25.56	0.44	0.19(d)	0.63
Year Ended 12/31/2019	$20.25	0.45	4.86	5.31
Year Ended 12/31/2018	$22.38	0.38	(2.51)	(2.13)
Year Ended 12/31/2017	$19.30	0.31	2.77	3.08
Year Ended 12/31/2016	$16.92	0.36	2.02	2.38

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)Ratios include interfund lending expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$31.63	17.63%	0.68%(c)	0.68%(c)	1.51%(c)	20%	$2,149,720
Year Ended 12/31/2020	$26.89	2.67%	0.70%(e)	0.70%(e)	2.20%	37%	$1,608,218
Year Ended 12/31/2019	$26.19	26.58%	0.69%	0.69%	2.17%	28%	$1,987,789
Year Ended 12/31/2018	$20.69	(9.30%)	0.67%	0.67%	1.91%	20%	$1,939,941
Year Ended 12/31/2017	$22.81	16.26%	0.70%	0.70%	1.75%	32%	$2,481,560
Year Ended 12/31/2016	$19.62	14.34%	0.75%	0.75%	2.30%	108%	$2,168,289
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$30.76	17.45%	0.93%(c)	0.93%(c)	1.23%(c)	20%	$37,189
Year Ended 12/31/2020	$26.19	2.47%	0.96%(e)	0.96%(e)	1.96%	37%	$30,153
Year Ended 12/31/2019	$25.56	26.22%	0.94%	0.94%	1.94%	28%	$27,449
Year Ended 12/31/2018	$20.25	(9.52%)	0.92%	0.92%	1.70%	20%	$20,084
Year Ended 12/31/2017	$22.38	15.96%	0.94%	0.94%	1.52%	32%	$17,050
Year Ended 12/31/2016	$19.30	14.07%	1.00%	1.00%	2.05%	108%	$10,555

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.71% to 0.53% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.67% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with T. Rowe Price Associates, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

18 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	Contractual	Voluntary
	expense cap	expense cap	Contractual
	July 1, 2021	May 1, 2021	expense cap
	through	through	prior to
	April 30, 2022	June 30, 2021	May 1, 2021
Class 1	0.71%	0.71%	0.71%
Class 2	0.96	0.96	0.96

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $625,746,818 and $416,909,818, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund

20 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 8. Significant risks

Financial sector risk

The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

22 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and T. Rowe Price Associates, Inc. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	23

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

24 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other

26 CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2021	27

CTIVP® – T. Rowe Price Large Cap Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3006 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – MFS® VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	11
Statement of Changes in Net Assets ................................................................................................................................	12
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	23
Approval of Management and Subadvisory Agreements.........................................................................................................	23

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – MFS® Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – MFS® Value Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management

Massachusetts Financial Services Company

Katherine Cannan

Nevin Chitkara

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	14.84	36.81	11.79	11.80
Class 2	05/07/10	14.68	36.47	11.52	11.52
Russell 1000 Value Index		17.05	43.68	11.87	11.61

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	3.4
Consumer Discretionary	1.8
Consumer Staples	7.5
Energy	2.6
Financials	27.8
Health Care	18.7
Industrials	18.0
Information Technology	9.7
Materials	3.9
Real Estate	0.4
Utilities	6.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 CTIVP® – MFS® Value Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,148.40	1,021.37	3.68	3.46	0.69
Class 2	1,000.00	1,000.00	1,146.80	1,020.13	5.00	4.71	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.3%

Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	93,984	5,265,924

Media 3.1%
Comcast Corp., Class A	1,046,010	59,643,490

Total Communication Services		64,909,414

Consumer Discretionary 1.8%
Hotels, Restaurants & Leisure 0.3%
Marriott International, Inc., Class A(a)	47,424	6,474,324
Specialty Retail 1.5%
Lowe's Companies, Inc.	145,138	28,152,418

Total Consumer Discretionary		34,626,742

Consumer Staples 7.5%
Beverages 2.4%
Diageo PLC	641,479	30,745,144
PepsiCo, Inc.	97,935	14,511,029

Total		45,256,173

Food Products 2.4%
Archer-Daniels-Midland Co.	150,678	9,131,087
JM Smucker Co. (The)	38,522	4,991,295
Nestlé SA, Registered Shares	245,663	30,621,176

Total		44,743,558

Household Products 2.2%
Colgate-Palmolive Co.	183,402	14,919,753
Kimberly-Clark Corp.	122,736	16,419,622
Reckitt Benckiser Group PLC	128,270	11,332,682

Total		42,672,057

Tobacco 0.5%
Philip Morris International, Inc.	96,871	9,600,885

Total Consumer Staples		142,272,673

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp.	101,445	10,625,349
ConocoPhillips Co.	276,216	16,821,555
EOG Resources, Inc.	136,211	11,365,446
Pioneer Natural Resources Co.	57,502	9,345,225

Total		48,157,575

Total Energy		48,157,575

Financials 27.6%
Banks 10.0%
Citigroup, Inc.	578,511	40,929,653
JPMorgan Chase & Co.	549,085	85,404,681
PNC Financial Services Group, Inc. (The)	130,651	24,922,985
Truist Financial Corp.	269,273	14,944,651
U.S. Bancorp	418,839	23,861,258

Total		190,063,228

Capital Markets 7.2%
BlackRock, Inc.	32,830	28,725,265
Goldman Sachs Group, Inc. (The)	63,446	24,079,661
Moody's Corp.	31,890	11,555,979
Morgan Stanley	365,510	33,513,612
Nasdaq, Inc.	180,729	31,772,158
T. Rowe Price Group, Inc.	35,785	7,084,357

Total		136,731,032

Consumer Finance 1.7%
American Express Co.	198,396	32,780,971

Insurance 8.7%
Aon PLC, Class A	178,504	42,619,615
Chubb Ltd.	227,561	36,168,546
Marsh & McLennan Companies, Inc.	276,387	38,882,123
Progressive Corp. (The)	263,000	25,829,230
Travelers Companies, Inc. (The)	157,954	23,647,293

Total		167,146,807

Total Financials		526,722,038

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – MFS® Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 18.6%
Health Care Equipment & Supplies 6.7%
Abbott Laboratories	261,905	30,362,647
Boston Scientific Corp.(a)	445,520	19,050,435
Danaher Corp.	116,467	31,255,084
Medtronic PLC	385,931	47,905,615

Total		128,573,781

Health Care Providers & Services 3.2%
Cigna Corp.	188,774	44,752,652
McKesson Corp.	87,871	16,804,450

Total		61,557,102

Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	69,600	35,111,112

Pharmaceuticals 6.8%
Johnson & Johnson	404,469	66,632,223
Merck & Co., Inc.	316,383	24,605,106
Organon & Co.(a)	31,638	957,366
Pfizer, Inc.	736,160	28,828,026
Roche Holding AG, Genusschein Shares	22,160	8,350,733

Total		129,373,454

Total Health Care		354,615,449

Industrials 17.8%
Aerospace & Defense 3.6%
Lockheed Martin Corp.	44,775	16,940,621
Northrop Grumman Corp.	104,296	37,904,296
Raytheon Technologies Corp.	163,665	13,962,261

Total		68,807,178

Building Products 3.6%
Johnson Controls International PLC	407,205	27,946,479
Masco Corp.	311,456	18,347,873
Trane Technologies PLC	125,120	23,039,597

Total		69,333,949

Electrical Equipment 1.6%
Eaton Corp. PLC	203,720	30,187,230

Industrial Conglomerates 2.5%
Honeywell International, Inc.	221,416	48,567,600

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 3.2%
Illinois Tool Works, Inc.	143,794	32,146,586
Otis Worldwide Corp.	81,831	6,691,321
Stanley Black & Decker, Inc.	109,503	22,447,020

Total		61,284,927

Professional Services 1.3%
Equifax, Inc.	102,555	24,562,948

Road & Rail 2.0%
Canadian National Railway Co.	97,982	10,339,060
Union Pacific Corp.	124,745	27,435,168

Total		37,774,228

Total Industrials		340,518,060

Information Technology 9.6%
IT Services 4.5%
Accenture PLC, Class A	168,291	49,610,504
Fidelity National Information Services, Inc.	150,817	21,366,244
Fiserv, Inc.(a)	151,890	16,235,522
Total		87,212,270

Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	85,996	14,805,072
Intel Corp.	291,963	16,390,803
NXP Semiconductors NV	82,257	16,921,910
Texas Instruments, Inc.	254,451	48,930,927

Total		97,048,712

Total Information Technology		184,260,982

Materials 3.9%
Chemicals 3.9%
DuPont de Nemours, Inc.	153,526	11,884,447
International Flavors & Fragrances, Inc.	31,612	4,722,833
PPG Industries, Inc.	205,678	34,917,954
Sherwin-Williams Co. (The)	82,866	22,576,842

Total		74,102,076

Total Materials		74,102,076

Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	25,269	7,598,136

Total Real Estate		7,598,136

The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 6.2%
Electric Utilities 4.8%
American Electric Power Co., Inc.	161,604	13,670,082
Duke Energy Corp.	392,435	38,741,183
Southern Co. (The)	489,562	29,623,397
Xcel Energy, Inc.	137,362	9,049,409

Total		91,084,071

Multi-Utilities 1.4%
Dominion Energy, Inc.	362,250	26,650,732

Total Utilities		117,734,803

Total Common Stocks
(Cost $1,335,909,004)		1,895,517,948

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	14,462,422	14,460,975
Total Money Market Funds
(Cost $14,460,975)		14,460,975

Total Investments in Securities
(Cost: $1,350,369,979)		1,909,978,923

Other Assets & Liabilities, Net		(433,383)

Net Assets		1,909,545,540

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	21,944,648	146,322,733	(153,806,406)	—	14,460,975	—	6,837	14,462,422

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – MFS® Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	64,909,414	—	—	64,909,414
Consumer Discretionary	34,626,742	—	—	34,626,742
Consumer Staples	69,573,671	72,699,002	—	142,272,673
Energy	48,157,575	—	—	48,157,575
Financials	526,722,038	—	—	526,722,038
Health Care	346,264,716	8,350,733	—	354,615,449
Industrials	340,518,060	—	—	340,518,060
Information Technology	184,260,982	—	—	184,260,982
Materials	74,102,076	—	—	74,102,076
Real Estate	7,598,136	—	—	7,598,136
Utilities	117,734,803	—	—	117,734,803
Total Common Stocks	1,814,468,213	81,049,735	—	1,895,517,948
Money Market Funds	14,460,975	—	—	14,460,975
Total Investments in Securities	1,828,929,188	81,049,735	—	1,909,978,923

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $1,335,909,004)	$1,895,517,948
Affiliated issuers (cost $14,460,975)	14,460,975
Foreign currency (cost $36,459)	36,459
Receivable for:
Investments sold	716,367
Capital shares sold	1,299
Dividends	1,594,619
Foreign tax reclaims	111,587
Prepaid expenses	23,732
Total assets	1,912,462,986
Liabilities
Due to custodian	59,699
Payable for:
Capital shares purchased	2,637,509
Management services fees	35,566
Distribution and/or service fees	537
Service fees	3,286
Compensation of board members	150,702
Compensation of chief compliance officer	190
Other expenses	29,957
Total liabilities	2,917,446
Net assets applicable to outstanding capital stock	$1,909,545,540

Represented by
Trust capital	$1,909,545,540
Total - representing net assets applicable to outstanding capital stock	$1,909,545,540

Class 1
Net assets	$1,830,924,587
Shares outstanding	52,794,454
Net asset value per share	$34.68
Class 2
Net assets	$78,620,953
Shares outstanding	2,329,763
Net asset value per share	$33.75

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – MFS® Value Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$19,458,392
Dividends — affiliated issuers	6,837
Foreign taxes withheld	(380,160)
Total income	19,085,069
Expenses:
Management services fees	6,386,895
Distribution and/or service fees
Class 2	91,567
Service fees	22,411
Compensation of board members	41,143
Custodian fees	10,479
Printing and postage fees	6,807
Audit fees	14,628
Legal fees	15,801
Interest on interfund lending	73
Compensation of chief compliance officer	172
Other	12,341
Total expenses	6,602,317
Net investment income	12,482,752
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	93,622,358
Foreign currency translations	(16,341)
Net realized gain	93,606,017
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	155,100,695
Net change in unrealized appreciation (depreciation)	155,100,695
Net realized and unrealized gain	248,706,712
Net increase in net assets resulting from operations	$261,189,464

The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$12,482,752	$22,055,293
Net realized gain	93,606,017	130,091,610
Net change in unrealized appreciation (depreciation)	155,100,695	(89,452,422)
Net increase in net assets resulting from operations	261,189,464	62,694,481
Increase (decrease) in net assets from capital stock activity	(138,582,118)	166,668,374
Total increase in net assets	122,607,346	229,362,855
Net assets at beginning of period	1,786,938,194	1,557,575,339
Net assets at end of period	$1,909,545,540	$1,786,938,194
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	11,481,318	356,756,070	32,285,598	907,884,011
Redemptions	(15,610,507)	(496,258,071)	(26,577,401)	(742,717,821)
Net increase (decrease)	(4,129,189)	(139,502,001)	5,708,197	165,166,190
Class 2
Subscriptions	129,301	4,134,940	296,803	7,684,362
Redemptions	(101,425)	(3,215,057)	(240,938)	(6,182,178)
Net increase	27,876	919,883	55,865	1,502,184
Total net increase (decrease)	(4,101,313)	(138,582,118)	5,764,062	166,668,374

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – MFS® Value Fund | Semiannual Report 2021

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CTIVP® – MFS® Value Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized
	Net asset value,	Net	and	Total from
	beginning of	investment	unrealized	investment
	period	income	gain (loss)	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$30.20	0.22	4.26	4.48
Year Ended 12/31/2020	$29.16	0.43	0.61	1.04
Year Ended 12/31/2019	$22.46	0.42	6.28	6.70
Year Ended 12/31/2018	$24.96	0.50	(3.00)	(2.50)
Year Ended 12/31/2017	$21.22	0.42	3.32	3.74
Year Ended 12/31/2016	$18.61	0.37	2.24	2.61
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$29.43	0.17	4.15	4.32
Year Ended 12/31/2020	$28.48	0.36	0.59	0.95
Year Ended 12/31/2019	$21.99	0.35	6.14	6.49
Year Ended 12/31/2018	$24.50	0.44	(2.95)	(2.51)
Year Ended 12/31/2017	$20.88	0.35	3.27	3.62
Year Ended 12/31/2016	$18.36	0.33	2.19	2.52

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

(e)Ratios include line of credit interest expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – MFS® Value Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$34.68	14.84%	0.69%(c),(d)	0.69%(c),(d)	1.34%(c)	6%	$1,830,925
Year Ended 12/31/2020	$30.20	3.57%	0.71%(d),(e)	0.71%(d),(e)	1.59%	38%	$1,719,205
Year Ended 12/31/2019	$29.16	29.83%	0.70%(d)	0.70%(d)	1.62%	12%	$1,493,599
Year Ended 12/31/2018	$22.46	(10.02%)	0.69%(d)	0.69%(d)	2.00%	8%	$1,588,214
Year Ended 12/31/2017	$24.96	17.62%	0.71%	0.71%	1.84%	13%	$2,203,985
Year Ended 12/31/2016	$21.22	14.03%	0.74%	0.74%	1.89%	23%	$1,995,300
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$33.75	14.68%	0.94%(c),(d)	0.94%(c),(d)	1.09%(c)	6%	$78,621
Year Ended 12/31/2020	$29.43	3.33%	0.96%(d),(e)	0.96%(d),(e)	1.36%	38%	$67,733
Year Ended 12/31/2019	$28.48	29.51%	0.95%(d)	0.95%(d)	1.36%	12%	$63,976
Year Ended 12/31/2018	$21.99	(10.25%)	0.94%(d)	0.94%(d)	1.80%	8%	$45,033
Year Ended 12/31/2017	$24.50	17.34%	0.96%	0.96%	1.57%	13%	$49,410
Year Ended 12/31/2016	$20.88	13.73%	1.00%	1.00%	1.71%	23%	$33,917

The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – MFS® Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 CTIVP® – MFS® Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.71% to 0.53% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.68% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with Massachusetts Financial Services Company to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

18 CTIVP® – MFS® Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	Contractual	Voluntary
	expense cap	expense cap	Contractual
	July 1, 2021	May 1, 2021	expense cap
	through	through	prior to
	April 30, 2022	June 30, 2021	May 1, 2021
Class 1	0.72%	0.72%	0.72%
Class 2	0.97	0.97	0.97

CTIVP® – MFS® Value Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $112,268,802 and $232,186,685, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	1,850,000	0.70	2

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month

20 CTIVP® – MFS® Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 8. Significant risks

Financial sector risk

The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in

CTIVP® – MFS® Value Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

22 CTIVP® – MFS® Value Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – MFS® Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Massachusetts Financial Services Company (the Subadviser), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

CTIVP® – MFS® Value Fund | Semiannual Report 2021	23

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

24 CTIVP® – MFS® Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally, and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

26 CTIVP® – MFS® Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – MFS® Value Fund | Semiannual Report 2021	27

CTIVP® – MFS® Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2096 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – BLACKROCK GLOBAL INFLATION-PROTECTED SECURITIES FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	6
Portfolio of Investments.................................................................................................................................................	7
Statement of Assets and Liabilities ..................................................................................................................................	24
Statement of Operations................................................................................................................................................	25
Statement of Changes in Net Assets ................................................................................................................................	26
Financial Highlights.......................................................................................................................................................	28
Notes to Financial Statements .......................................................................................................................................	30
Liquidity Risk Management Program .................................................................................................................................	45
Approval of Management and Subadvisory Agreements.........................................................................................................	45

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – BlackRock Global Inflation- Protected Securities Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/ investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

Portfolio management

BlackRock Financial Management, Inc. (subadviser)

Akiva Dickstein

Emanuella Enenajor

BlackRock International Limited (sub-subadviser)

Christopher Allen, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-0.17	3.35	4.08	4.02
Class 2	05/03/10	-0.17	3.19	3.83	3.76
Class 3	09/13/04	-0.17	3.25	3.95	3.89
Bloomberg Barclays World
Government Inflation-Linked
Bond Index USD Hedged		0.17	3.26	4.62	4.51

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to October 2012 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Bloomberg Barclays World Government Inflation-Linked Bond Index USD Hedged is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

The "Bloomberg Barclays" indices will be re-branded as the "Bloomberg" indices effective August 24, 2021.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Quality breakdown (%) (at June 30, 2021)
AAA rating	57.8
AA rating	29.8
A rating	3.9
BBB rating	8.1
Not rated	0.4
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Country breakdown (%) (at June 30, 2021)
Australia	1.3
Canada	1.9
Denmark	0.3
France	6.6
Germany	2.7
Italy	6.8
Japan	3.0
New Zealand	1.3
Panama	0.0(a)
Romania	0.1
Spain	2.1
Supra-National	2.3
Sweden	1.0
United Kingdom	22.3
United States(b)	48.3
Total	100.0

(a)Rounds to zero.

(b)Includes investments in Money Market Funds.

Country breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2021, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

FUND AT A GLANCE (continued)

(Unaudited)

Market exposure through derivatives investments (% of notional exposure) (at June 30, 2021)(a)

	Long	Short	Net
Fixed Income Derivative Contracts	165.5	(162.2)	3.3
Foreign Currency Derivative Contracts	111.0	(214.3)	(103.3)
Total Notional Market Value of Derivative
Contracts	276.5	(376.5)	(100.0)

(a)The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	5

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the			end of the	Expenses paid during		Fund's annualized
	period ($)			period ($)	the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	998.30	1,021.67	3.12	3.16	0.63
Class 2	1,000.00	1,000.00	998.30	1,020.38	4.41	4.46	0.89
Class 3	1,000.00	1,000.00	998.30	1,021.03	3.77	3.81	0.76

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Corporate Bonds & Notes(a) 2.3%

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Supra-National 2.3%
European Investment Bank(b),(c)
09/09/2030	0.000%	EUR	1,025,000	1,217,667
European Union(b),(c)
10/04/2030	0.000%	EUR	1,020,000	1,213,308
European Union(b)
11/04/2050	0.300%	EUR	195,000	210,403

Total				2,641,378

Total Corporate Bonds & Notes
(Cost $2,698,788)				2,641,378

Foreign Government Obligations(a),(d) 0.4%
New Zealand 0.1%
New Zealand Government Bond
05/15/2041	1.750%	NZD	163,000	99,004

Panama 0.0%
Panama Government International Bond
04/01/2056	4.500%		25,000	28,359

Romania 0.1%
Romanian Government International Bond(b)
05/26/2030	3.624%	EUR	105,000	144,149

Spain 0.2%
Spain Government Bond(b)
07/30/2066	3.450%	EUR	85,000	155,433

Total Foreign Government Obligations
(Cost $467,880)				426,945

Inflation-Indexed Bonds(a) 93.4%
Australia 1.3%
Australia Government Bond(b)
02/21/2022	1.250%	AUD	458,850	351,807
09/20/2030	2.500%	AUD	363,788	352,687
08/21/2035	2.000%	AUD	200,499	197,916
08/21/2040	1.250%	AUD	126,429	116,740
02/21/2050	1.000%	AUD	20,842	19,243
Australia Government Index-Linked Bond(b)
09/20/2025	3.000%	AUD	549,883	488,998

Total				1,527,391

Inflation-Indexed Bonds(a) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Canada 2.0%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	278,650	230,927
12/01/2026	4.250%	CAD	231,635	241,044
12/01/2031	4.000%	CAD	314,738	372,768
12/01/2036	3.000%	CAD	238,394	285,791
12/01/2041	2.000%	CAD	271,218	305,348
12/01/2044	1.500%	CAD	358,033	379,135
12/01/2047	1.250%	CAD	267,420	277,951
12/01/2050	0.500%	CAD	172,722	154,883

Total				2,247,847

Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,710,013	283,609
Denmark I/L Government Bond(b)
11/15/2030	0.100%	DKK	324,103	59,083

Total				342,692

France 6.6%
France Government Bond OAT(b)
07/25/2023	2.100%	EUR	201,840	258,623
03/01/2025	0.100%	EUR	394,238	497,511
07/25/2027	1.850%	EUR	239,047	347,841
07/25/2029	3.400%	EUR	374,732	630,849
07/25/2030	0.700%	EUR	736,789	1,056,137
07/25/2032	3.150%	EUR	460,789	839,815
07/25/2047	0.100%	EUR	483,560	726,572
French Republic Government Bond OAT(b)
07/25/2022	1.100%	EUR	340,757	418,766
07/25/2024	0.250%	EUR	189,299	239,869
03/01/2026	0.100%	EUR	213,116	274,917
03/01/2028	0.100%	EUR	430,311	566,637
03/01/2029	0.100%	EUR	97,364	130,421
07/25/2031	0.100%	EUR	167,708	229,819
03/01/2036	0.100%	EUR	352,034	492,197
07/25/2036	0.100%	EUR	15,710	22,257
07/25/2040	1.800%	EUR	470,740	887,127

Total				7,619,358

Germany 2.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(b)
04/15/2030	0.500%	EUR	683,247	978,061
Deutsche Bundesrepublik Inflation-Linked Bond(b)
04/15/2023	0.100%	EUR	600,906	732,361
04/15/2026	0.100%	EUR	536,565	696,298
04/15/2033	0.100%	EUR	40,848	58,705
04/15/2046	0.100%	EUR	345,984	585,673

Total				3,051,098

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Inflation-Indexed Bonds(a) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Italy 6.8%
Italy Buoni Poliennali Del Tesoro(b)
09/15/2021	2.100%	EUR	323,028	386,106
05/22/2023	0.450%	EUR	357,666	435,054
09/15/2023	2.600%	EUR	1,347,018	1,744,046
04/11/2024	0.400%	EUR	810,892	992,068
09/15/2026	3.100%	EUR	434,769	630,727
05/15/2028	1.300%	EUR	457,275	617,814
09/15/2032	1.250%	EUR	531,845	745,943
09/15/2035	2.350%	EUR	496,454	796,884
09/15/2041	2.550%	EUR	416,498	734,068
05/15/2051	0.150%	EUR	224,629	248,294
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	391,617	501,799

Total				7,832,803

Japan 3.0%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	734,300	6,692
03/10/2024	0.100%	JPY	104,200	953
09/10/2024	0.100%	JPY	43,196,400	395,240
03/10/2025	0.100%	JPY	119,075,200	1,091,127
03/10/2026	0.100%	JPY	94,199,424	866,148
03/10/2027	0.100%	JPY	88,569,480	816,376
03/10/2028	0.100%	JPY	30,369,094	280,468

Total				3,457,004

New Zealand 1.2%
New Zealand Government Inflation-Linked Bond(b)
09/20/2025	2.000%	NZD	1,114,788	868,541
09/20/2035	2.500%	NZD	161,214	139,215
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	390,226	337,691

Total				1,345,447

Spain 2.0%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	203,915	253,261
Spain Government Inflation-Linked Bond(b)
11/30/2024	1.800%	EUR	298,559	397,989
11/30/2027	0.650%	EUR	424,524	570,821
11/30/2030	1.000%	EUR	366,859	521,760
11/30/2033	0.700%	EUR	391,099	551,524

Total				2,295,355

Sweden 0.9%
Sweden Inflation-Linked Bond
06/01/2022	0.250%	SEK	2,722,477	321,017
06/01/2025	1.000%	SEK	3,249,609	419,682
12/01/2028	3.500%	SEK	1,667,172	272,261
06/01/2032	0.125%	SEK	229,998	31,716

Inflation-Indexed Bonds(a) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Sweden Inflation-Linked Bond(b)
06/01/2030	0.125%	SEK	364,262	49,406

Total				1,094,082

United Kingdom 22.4%
United Kingdom Gilt Inflation-Linked Bond(b)
11/22/2027	1.250%	GBP	147,395	263,547
03/22/2029	0.125%	GBP	152,186	262,543
07/22/2030	4.125%	GBP	119,335	283,620
11/22/2032	1.250%	GBP	27,734	57,992
03/22/2034	0.750%	GBP	505,658	1,038,053
01/26/2035	2.000%	GBP	541,264	1,296,566
11/22/2036	0.125%	GBP	497,936	1,014,383
11/22/2037	1.125%	GBP	580,632	1,373,147
03/22/2040	0.625%	GBP	639,685	1,488,517
08/10/2041	0.125%	GBP	435,436	967,543
11/22/2042	0.625%	GBP	602,302	1,483,552
03/22/2044	0.125%	GBP	571,343	1,323,550
03/22/2046	0.125%	GBP	454,352	1,090,063
11/22/2047	0.750%	GBP	520,400	1,457,951
08/10/2048	0.125%	GBP	410,899	1,037,353
03/22/2050	0.500%	GBP	525,368	1,470,430
03/22/2051	0.125%	GBP	117,732	309,784
03/22/2052	0.250%	GBP	472,705	1,305,910
11/22/2055	1.250%	GBP	480,946	1,767,111
11/22/2056	0.125%	GBP	229,392	674,130
03/22/2058	0.125%	GBP	396,545	1,202,544
03/22/2062	0.375%	GBP	478,789	1,670,042
11/22/2065	0.125%	GBP	286,723	1,025,101
03/22/2068	0.125%	GBP	459,037	1,773,661
United Kingdom Inflation-Linked Gilt(b)
08/10/2031	0.125%	GBP	56,404	103,179

Total				25,740,272

United States 44.2%
U.S. Treasury Inflation-Indexed Bond
07/15/2022	0.125%		1,521,290	1,576,101
01/15/2023	0.125%		1,958,750	2,045,939
04/15/2023	0.625%		2,554,079	2,700,996
07/15/2023	0.375%		1,737,490	1,847,921
01/15/2024	0.625%		1,103,327	1,188,296
04/15/2024	0.500%		709,436	764,737
07/15/2024	0.125%		753,542	810,375
10/15/2024	0.125%		239,402	258,057
01/15/2025	0.250%		665,225	720,140
01/15/2025	2.375%		85,006	98,771
04/15/2025	0.125%		124,067	133,952
07/15/2025	0.375%		1,345,725	1,478,357
10/15/2025	0.125%		1,615,891	1,759,395
01/15/2026	0.625%		157,347	174,826
01/15/2026	2.000%		1,284,962	1,512,527
04/15/2026	0.125%		2,072,281	2,255,420
07/15/2026	0.125%		1,404,893	1,539,354
01/15/2027	0.375%		709,093	785,323
01/15/2027	2.375%		933,596	1,143,954

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Inflation-Indexed Bonds(a) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
07/15/2027	0.375%	1,211,809	1,352,135
01/15/2028	0.500%	1,768,958	1,983,736
01/15/2028	1.750%	713,855	862,811
04/15/2028	3.625%	67,696	91,306
07/15/2028	0.750%	1,600,091	1,836,668
01/15/2029	0.875%	4,170,341	4,827,129
01/15/2029	2.500%	687,227	885,376
07/15/2029	0.250%	1,472,068	1,637,985
01/15/2030	0.125%	1,354,551	1,487,361
07/15/2030	0.125%	921,807	1,017,350
01/15/2031	0.125%	1,374,679	1,513,266
04/15/2032	3.375%	249,752	368,541
02/15/2040	2.125%	578,242	860,937
02/15/2041	2.125%	890,213	1,340,592
02/15/2042	0.750%	979,762	1,192,205
02/15/2043	0.625%	911,817	1,088,233
02/15/2044	1.375%	498,449	686,954
02/15/2045	0.750%	884,583	1,089,167
02/15/2046	1.000%	411,381	537,243
02/15/2047	0.875%	630,597	810,599
02/15/2048	1.000%	666,021	887,412
02/15/2049	1.000%	520,022	699,159
02/15/2050	0.250%	747,893	845,309
02/15/2051	0.125%	174,376	191,235

Total			50,887,150

Total Inflation-Indexed Bonds
(Cost $97,793,403)			107,440,499

U.S. Treasury Obligations 1.3%
United States 1.3%
U.S. Treasury
08/15/2040	1.125%	300,000	258,094
11/15/2040	1.375%	1,100,000	988,109
02/15/2041	1.875%	250,000	244,805

Total			1,491,008

Total U.S. Treasury Obligations
(Cost $1,530,383)			1,491,008

Options Purchased Calls 0.2%

		Value ($)
(Cost $188,051)		271,669

Options Purchased Puts 0.1%
(Cost $288,296)		193,995

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(e),(f)	2,961,594	2,961,298
Total Money Market Funds
(Cost $2,961,298)		2,961,298

Total Investments in Securities
(Cost $105,928,099)		115,426,792

Other Assets & Liabilities, Net		(392,885)

Net Assets		$115,033,907

At June 30, 2021, securities and/or cash totaling $798,354 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to		Currency to			Settlement	Unrealized	Unrealized
be sold		be purchased		Counterparty	date	appreciation ($)	depreciation ($)
2,023,000	AUD	1,567,891	USD	Citi	07/06/2021	50,710	—
77,332	CAD	64,009	USD	Citi	07/06/2021	1,625	—
170,124	EUR	207,716	USD	Citi	07/06/2021	5,974	—
711,608	GBP	1,011,026	USD	Citi	07/06/2021	26,646	—
4,710,727	JPY	43,074	USD	Citi	07/06/2021	670	—
2,208,207	USD	2,733,000	CAD	Citi	07/06/2021	—	(3,469)
3,018,471	USD	2,531,000	EUR	Citi	07/06/2021	—	(17,081)
The accompanying Notes to Financial Statements are an integral part of this statement.
				CTIVP® – BlackRock Global Inflation-Protected Securities Fund		| Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Forward foreign currency exchange contracts (continued)

Currency to		Currency to					Settlement	Unrealized	Unrealized
be sold		be purchased		Counterparty			date	appreciation ($)	depreciation ($)
3,474,887	USD	384,033,000	JPY	Citi			07/06/2021	—	(17,971)
2,733,000	CAD	2,208,194	USD	Citi			08/04/2021	3,489	—
2,531,000	EUR	3,020,250	USD	Citi			08/04/2021	17,011	—
138,000	GBP	190,474	USD	Citi			08/04/2021	—	(440)
384,033,000	JPY	3,475,695	USD	Citi			08/04/2021	17,929	—
300,000	AUD	226,705	USD	Citi			09/15/2021	1,647	—
147,704	CAD	120,000	USD	Citi			09/15/2021	849	—
100,000	EUR	13,224,941	JPY	Citi			09/15/2021	357	—
195,000	EUR	235,425	USD	Citi			09/15/2021	3,837	—
13,142,405	JPY	100,000	EUR	Citi			09/15/2021	387	—
115,986	USD	150,000	AUD	Citi			09/15/2021	—	(3,457)
120,000	USD	148,769	CAD	Citi			09/15/2021	10	—
120,000	USD	146,220	CAD	Citi			09/15/2021	—	(2,047)
461,146	USD	380,000	EUR	Citi			09/15/2021	—	(9,846)
2,684,000	CAD	2,230,156	USD	Deutsche Bank			07/06/2021	64,946	—
2,112,000	DKK	346,908	USD	Deutsche Bank			07/06/2021	10,107	—
21,527,800	EUR	26,252,915	USD	Deutsche Bank			07/06/2021	724,146	—
19,545,879	GBP	27,714,327	USD	Deutsche Bank			07/06/2021	676,173	—
379,373,000	JPY	3,460,685	USD	Deutsche Bank			07/06/2021	45,717	—
2,209,000	NZD	1,601,935	USD	Deutsche Bank			07/06/2021	57,859	—
9,316,000	SEK	1,126,205	USD	Deutsche Bank			07/06/2021	37,604	—
1,525,084	USD	2,016,000	AUD	Deutsche Bank			07/06/2021	—	(13,152)
338,829	USD	2,112,000	DKK	Deutsche Bank			07/06/2021	—	(2,028)
22,866,018	USD	19,157,800	EUR	Deutsche Bank			07/06/2021	—	(147,715)
28,158,110	USD	20,246,879	GBP	Deutsche Bank			07/06/2021	—	(150,254)
74,380	USD	107,000	NZD	Deutsche Bank			07/06/2021	413	—
1,473,509	USD	2,093,000	NZD	Deutsche Bank			07/06/2021	—	(10,516)
1,094,346	USD	9,272,000	SEK	Deutsche Bank			07/06/2021	—	(10,887)
2,035,742	AUD	1,540,097	USD	Deutsche Bank			08/04/2021	13,131	—
51,366	CAD	41,480	USD	Deutsche Bank			08/04/2021	43	—
2,112,000	DKK	339,014	USD	Deutsche Bank			08/04/2021	2,022	—
17,449,800	EUR	20,808,048	USD	Deutsche Bank			08/04/2021	102,429	—
122,000	EUR	144,666	USD	Deutsche Bank			08/04/2021	—	(97)
18,577,879	GBP	25,809,685	USD	Deutsche Bank			08/04/2021	108,379	—
2,093,000	NZD	1,473,418	USD	Deutsche Bank			08/04/2021	10,530	—
9,272,000	SEK	1,094,635	USD	Deutsche Bank			08/04/2021	10,877	—
19,420	USD	27,794	NZD	Deutsche Bank			08/04/2021	6	—
150,000	AUD	112,333	USD	Deutsche Bank			09/15/2021	—	(196)
145,294	CAD	120,000	USD	Deutsche Bank			09/15/2021	2,794	—
185,000	EUR	225,147	USD	Deutsche Bank			09/15/2021	5,435	—
113,186	USD	150,000	AUD	Deutsche Bank			09/15/2021	—	(657)
120,000	USD	145,131	CAD	Deutsche Bank			09/15/2021	—	(2,925)
118,852	USD	100,000	EUR	Deutsche Bank			09/15/2021	—	(89)
Total								2,003,752	(392,827)

Long futures contracts
				Number of	Expiration	Trading	Notional	Value/Unrealized	Value/Unrealized
Description				contracts	date	currency	amount	appreciation ($)	depreciation ($)
Euro-BTP				4	09/2021	EUR	605,640	4,941	—
Eurodollar 90-Day				23	12/2022	USD	5,720,100	—	(1,412)
Long Gilt				32	09/2021	GBP	4,099,200	36,821	—
Short Term Euro-BTP				7	09/2021	EUR	792,120	308	—
U.S. Treasury 2-Year Note				6	09/2021	USD	1,321,922	508	—
U.S. Treasury 2-Year Note				6	09/2021	USD	1,321,922	—	(523)
U.S. Treasury 5-Year Note				1	09/2021	USD	123,430	116	—
U.S. Treasury 5-Year Note				20	09/2021	USD	2,468,594	—	(3,777)
Total								42,694	(5,712)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Short futures contracts

	Number of	Expiration	Trading	Notional		Value/Unrealized	Value/Unrealized
Description	contracts	date	currency		amount	appreciation ($)	depreciation ($)
Euro Buxl	(2)	09/2021	EUR	(406,480)		—		(5,557)
Euro-Bund	(9)	09/2021	EUR	(1,553,490)		430		—
Euro-Bund	(11)	09/2021	EUR	(1,898,710)		—		(6,900)
Eurodollar 90-Day	(23)	12/2021	USD	(5,738,213)		—		(101)
Euro-Schatz	(8)	09/2021	EUR	(897,120)		83		—
U.S. Treasury 10-Year Note	(9)	09/2021	USD	(1,192,500)		831		—
U.S. Treasury Ultra 10-Year Note	(42)	09/2021	USD	(6,182,531)		—		(44,117)
U.S. Ultra Treasury Bond	(2)	09/2021	USD	(385,375)		403		—
U.S. Ultra Treasury Bond	(2)	09/2021	USD	(385,375)		—		(4,330)
Total						1,747		(61,005)

Call option contracts purchased
		Trading	Notional	Number of	Exercise	Expiration
Description	Counterparty	currency	amount	contracts	price/Rate	date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	351,500	351,500	2.98	03/07/2024	16,113	39,506
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	350,000	350,000	2.95	03/12/2024	15,697	38,498
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	220,000	220,000	1.49	02/25/2025	11,555	6,289
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	100,000	100,000	3.05	01/10/2029	5,675	11,245
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	100,000	100,000	3.04	01/11/2029	5,700	11,180
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	100,000	100,000	3.08	01/29/2029	5,688	11,436
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	370,000	370,000	3.08	12/06/2038	17,228	42,777
10-Year OTC interest rate swap with Citi to receive exercise	Citi
rate and pay 3-Month USD LIBOR BBA		USD	95,000	95,000	2.87	02/22/2039	4,719	9,927
10-Year OTC interest rate swap with Deutsche Bank to receive	Deutsche Bank
exercise rate and pay 3-Month USD LIBOR BBA		USD	205,000	205,000	1.97	06/24/2024	9,369	9,432
10-Year OTC interest rate swap with Deutsche Bank to receive	Deutsche Bank
exercise rate and pay 3-Month USD LIBOR BBA		USD	205,000	205,000	2.00	06/28/2024	9,030	9,748
10-Year OTC interest rate swap with Deutsche Bank to receive	Deutsche Bank
exercise rate and pay 3-Month USD LIBOR BBA		USD	130,000	130,000	0.89	04/30/2025	7,014	1,884
10-Year OTC interest rate swap with Deutsche Bank to receive	Deutsche Bank
exercise rate and pay 3-Month USD LIBOR BBA		USD	95,000	95,000	1.28	06/04/2025	5,140	2,223
10-Year OTC interest rate swap with Deutsche Bank to receive	Deutsche Bank
exercise rate and pay 3-Month USD LIBOR BBA		USD	95,000	95,000	1.42	06/05/2025	5,092	2,712
10-Year OTC interest rate swap with Deutsche Bank to receive	Deutsche Bank
exercise rate and pay 3-Month USD LIBOR BBA		USD	230,000	230,000	2.60	04/07/2026	12,868	19,273
1-Year OTC interest rate swap with Citi to receive exercise rate	Citi
and pay 3-Month USD LIBOR BBA		USD	2,240,000	2,240,000	1.24	02/04/2025	10,080	7,929
1-Year OTC interest rate swap with Citi to receive exercise rate	Citi
and pay 3-Month USD LIBOR BBA		USD	1,760,000	1,760,000	1.60	02/24/2025	9,600	9,521
5-Year OTC interest rate swap with Citi to receive exercise rate	Citi
and pay 3-Month USD LIBOR BBA		USD	450,000	450,000	1.53	04/05/2022	6,525	9,672
5-Year OTC interest rate swap with Citi to receive exercise rate	Citi
and pay 3-Month USD LIBOR BBA		USD	890,000	890,000	1.39	04/08/2022	13,426	14,670
5-Year OTC interest rate swap with Deutsche Bank to receive	Deutsche Bank
exercise rate and pay 3-Month USD LIBOR BBA		USD	1,260,000	1,260,000	1.20	04/28/2022	12,335	13,534
EUR Call/GBP Put	Citi	EUR	230,000	230,000	0.88	08/06/2021	5,197	213
Total							188,051	271,669
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	11

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Put option contracts purchased

		Trading	Notional	Number of	Exercise	Expiration
Description	Counterparty	currency	amount	contracts	price/Rate	date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	390,000	390,000	2.25	08/02/2022	10,530	3,748
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	390,000	390,000	2.25	08/08/2022	9,227	3,826
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	351,500	351,500	2.98	03/07/2024	16,093	4,464
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	350,000	350,000	2.95	03/12/2024	15,697	4,616
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	380,000	380,000	2.50	06/13/2024	16,763	9,075
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	380,000	380,000	2.50	06/20/2024	15,708	9,139
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	220,000	220,000	1.49	02/25/2025	11,555	15,845
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	100,000	100,000	3.05	01/10/2029	5,675	3,149
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	100,000	100,000	3.04	01/11/2029	5,700	3,175
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	100,000	100,000	3.08	01/29/2029	5,688	3,095
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	370,000	370,000	3.08	12/06/2038	17,228	13,022
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	95,000	95,000	2.87	02/22/2039	4,606	3,755
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	130,000	130,000	0.89	04/30/2025	7,014	14,691
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	95,000	95,000	1.28	06/04/2025	5,140	8,261
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	95,000	95,000	1.42	06/05/2025	5,092	7,235
10-Year OTC Interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	205,000	205,000	1.97	06/24/2024	9,368	8,540
10-Year OTC Interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	205,000	205,000	2.00	06/28/2024	9,030	8,323
10-Year OTC Interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	230,000	230,000	2.60	04/07/2026	12,868	7,641
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 6-Month JPY LIBOR BBA and pay exercise rate		JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	23
1-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	2,240,000	2,240,000	1.24	02/04/2025	10,080	15,685
1-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	1,760,000	1,760,000	1.60	02/24/2025	8,856	9,659
30-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	470,000	470,000	2.85	05/09/2022	27,754	3,116
5-Year OTC Interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	450,000	450,000	1.53	04/05/2022	6,525	2,750
5-Year OTC Interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	890,000	890,000	1.39	04/08/2022	12,906	7,276
5-Year OTC Interest rate swap with Deutsche Bank to	Deutsche Bank
receive 6-Month EURIBOR and pay exercise rate		EUR	810,000	810,000	(0.15)	11/15/2021	5,629	2,686
90-Day Euro$ Future	UBS	USD	3,465,000	14	99.50	09/10/2021	4,398	17,675
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – BlackRock Global Inflation-Protected Securities Fund		| Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Put option contracts purchased (continued)

		Trading	Notional	Number of	Exercise	Expiration
Description	Counterparty	currency	amount	contracts	price/Rate	date	Cost ($)	Value ($)
90-Day Euro$ Future	UBS	USD	3,487,225	14	99.63	09/10/2021	810	1,925
90-Day Euro$ Future	UBS	USD	3,979,200	16	99.25	10/15/2021	1,431	1,600
Total							288,296	193,995

Call option contracts written
		Trading	Notional	Number of	Exercise	Expiration	Premium
Description	Counterparty	currency	amount	contracts	price/Rate	date	received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(220,000)	(220,000)	1.25	1/27/2022	(5,000)	(1,816)
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(210,000)	(210,000)	1.62	2/18/2022	(5,568)	(4,916)
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(2,299)
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(310,000)	(310,000)	1.44	1/09/2023	(10,988)	(5,954)
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(330,000)	(330,000)	2.01	3/01/2023	(12,573)	(15,414)
10-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(31,403)
10-Year OTC Interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(380,000)	(380,000)	1.52	9/22/2021	(5,282)	(5,428)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(240,000)	(240,000)	1.00	1/27/2022	(3,288)	(860)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(210,000)	(210,000)	0.74	5/02/2022	(7,266)	(452)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(1,995)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(155,000)	(155,000)	1.24	12/16/2022	(5,068)	(2,035)
10-Year OTC Interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(190,000)	(190,000)	1.78	10/14/2021	(4,071)	(5,973)
10-Year OTC Interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(300,000)	(300,000)	1.40	6/07/2022	(2,850)	(4,596)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(170,000)	(170,000)	1.06	10/11/2022	(5,718)	(1,402)
2-Year OTC interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(1,095,000)	(1,095,000)	0.52	3/03/2022	(3,189)	(2,345)
2-Year OTC Interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(2,490,000)	(2,490,000)	0.51	1/10/2022	(7,245)	(5,401)
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(1,480,000)	(1,480,000)	0.41	2/23/2022	(3,619)	(1,888)
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(2,140,000)	(2,140,000)	0.51	3/01/2022	(6,714)	(4,413)
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(3,200,000)	(3,200,000)	0.48	3/02/2022	(9,200)	(5,927)
The accompanying Notes to Financial Statements are an integral part of this statement.
	CTIVP® – BlackRock Global Inflation-Protected Securities Fund					| Semiannual Report 2021		13

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Call option contracts written (continued)

		Trading	Notional	Number of	Exercise	Expiration	Premium
Description	Counterparty	currency	amount	contracts	price/Rate	date	received ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(1,095,000)	(1,095,000)	0.56	3/21/2022	(3,682)	(2,752)
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(2,170,000)	(2,170,000)	0.57	3/23/2022	(7,052)	(5,590)
5-Year OTC Interest rate swap with Citi to receive	Citi
3-Month USD LIBOR BBA and pay exercise rate		USD	(630,000)	(630,000)	0.90	4/22/2022	(3,339)	(2,754)
5-Year OTC Interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(1,900,000)	(1,900,000)	0.90	4/28/2022	(8,485)	(8,302)
U.S. Treasury 10-Year Note	UBS	USD	(530,000)	(4)	132.50	7/23/2021	(1,742)	(2,125)
Total							(147,483)	(126,040)

Put option contracts written
		Trading	Notional	Number of	Exercise	Expiration	Premium
Description	Counterparty	currency	amount	contracts	price/Rate	date	received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(380,000)	(380,000)	1.52	09/22/2021	(5,282)	(4,350)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(350,000)	(350,000)	2.10	01/06/2022	(7,750)	(1,615)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(350,000)	(350,000)	2.15	01/10/2022	(8,000)	(1,443)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(220,000)	(220,000)	1.25	01/27/2022	(5,000)	(8,327)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(210,000)	(210,000)	1.62	02/18/2022	(5,568)	(3,977)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(2,306)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(390,000)	(390,000)	3.25	08/02/2022	(2,574)	(526)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(390,000)	(390,000)	2.75	08/02/2022	(5,343)	(1,443)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(390,000)	(390,000)	3.25	08/08/2022	(2,309)	(549)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(390,000)	(390,000)	2.75	08/08/2022	(4,719)	(1,487)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(9,965)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(310,000)	(310,000)	1.44	01/09/2023	(9,224)	(14,689)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(330,000)	(330,000)	2.01	03/01/2023	(12,573)	(7,801)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(3,253)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(5,387)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(3,288)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(5,435)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(13,094)
10-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(8,922)

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Put option contracts written (continued)

		Trading	Notional	Number of	Exercise	Expiration	Premium
Description	Counterparty	currency	amount	contracts	price/Rate	date	received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive 3-Month USD LIBOR BBA and pay exercise
rate		USD	(170,000)	(170,000)	1.06	10/11/2022	(5,718)	(11,479)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(190,000)	(190,000)	1.78	10/14/2021	(4,071)	(1,082)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(120,000)	(120,000)	1.15	01/10/2022	(1,812)	(5,237)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(240,000)	(240,000)	1.50	01/27/2022	(3,288)	(5,468)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(240,000)	(240,000)	1.60	02/28/2022	(4,380)	(4,869)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(240,000)	(240,000)	1.60	03/03/2022	(4,272)	(4,942)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(210,000)	(210,000)	0.74	05/02/2022	(7,266)	(17,720)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(300,000)	(300,000)	2.40	06/07/2022	(3,360)	(1,698)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(155,000)	(155,000)	1.24	12/16/2022	(5,068)	(9,071)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(9,176)
10-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 6-month EURIBOR		EUR	(410,000)	(410,000)	0.70	05/15/2023	(11,067)	(6,933)
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		EUR	(490,000)	(490,000)	0.00	07/01/2021	(996)	—
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		EUR	(500,000)	(500,000)	0.00	07/19/2021	(915)	(2)
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		EUR	(640,000)	(640,000)	(0.15)	08/09/2021	(896)	(10)
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		EUR	(1,140,000)	(1,140,000)	(0.15)	08/09/2021	(1,686)	(17)
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		EUR	(2,060,000)	(2,060,000)	(0.25)	09/03/2021	(3,502)	(107)
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(2,490,000)	(2,490,000)	0.51	01/10/2022	(6,957)	(6,718)
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 3-Month USD LIBOR BBA		USD	(1,095,000)	(1,095,000)	0.52	03/03/2022	(3,189)	(4,202)
2-Year OTC interest rate swap with Citi to receive	Citi
exercise rate and pay 6-Month EURIBOR		EUR	(480,000)	(480,000)	(0.05)	07/02/2021	(1,002)	—
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(960,000)	(960,000)	0.50	12/06/2021	(768)	(1,935)
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(963,000)	(963,000)	0.45	12/10/2021	(809)	(2,531)
2-Year OTC interest rate swap with Deutsche Bank to	Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA		USD	(1,480,000)	(1,480,000)	0.75	02/25/2022	(3,483)	(2,727)
The accompanying Notes to Financial Statements are an integral part of this statement.
	CTIVP® – BlackRock Global Inflation-Protected Securities Fund					| Semiannual Report 2021		15

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Put option contracts written (continued)

			Trading	Notional	Number of	Exercise		Expiration		Premium
Description		Counterparty	currency	amount	contracts	price/Rate			date	received ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to		Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA			USD	(2,140,000)	(2,140,000)		0.51	03/01/2022		(6,714)	(8,309)
2-Year OTC interest rate swap with Deutsche Bank to		Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA			USD	(3,200,000)	(3,200,000)		0.48	03/02/2022		(9,200)	(13,361)
2-Year OTC interest rate swap with Deutsche Bank to		Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA			USD	(1,095,000)	(1,095,000)		0.56	03/21/2022		(3,682)	(4,134)
2-Year OTC interest rate swap with Deutsche Bank to		Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA			USD	(2,170,000)	(2,170,000)		0.57	03/23/2022		(7,052)	(8,126)
5-Year OTC interest rate swap with Citi to receive		Citi
exercise rate and pay 6-Month EURIBOR			EUR	(4,655,000)	(4,655,000)		0.44	05/18/2022		(17,076)	(7,196)
5-Year OTC interest rate swap with Deutsche Bank to		Deutsche Bank
receive exercise rate and pay 3-Month USD LIBOR
BBA			USD	(630,000)	(630,000)		0.60	09/03/2021		(3,213)	(13,131)
90-Day Euro$ Future		UBS	USD	(3,487,225)		(14)	99.75	09/10/2021		(1,552)	(4,288)
90-Day Euro$ Future		UBS	USD	(3,465,000)		(14)	99.38	09/10/2021		(2,777)	(13,475)
U.S. Treasury 10-Year Note		UBS	USD	(530,000)		(4)	130.50	07/23/2021		(1,120)	(250)
Total										(294,702)	(266,051)

Cleared interest rate swap contracts
								Upfront	Upfront	Unrealized	Unrealized
		Payment		Maturity	Notional	Notional	Value	payments	receipts	appreciation	depreciation
Fund receives	Fund pays	frequency	Counterparty	date	currency	amount	($)	($)	($)	($)	($)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	BNP Paribas
LIBOR	0.845%			11/15/2027	USD	510,000	9,128	—	—	9,128	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Citi
LIBOR	1.583%			11/15/2030	USD	570,000	(9,136)	—	—	—	(9,136)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity	Citi
3.746%	Index All Items
	Monthly			04/15/2031	GBP	150,000	(623)	—	—	—	(623)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.882%	LIBOR			03/02/2023	USD	475,000	6,264	—	—	6,264	—
Fixed rate of	3-Month CAD	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs
0.640%	Canada
	Bankers'
	Acceptances			04/21/2023	CAD	1,970,000	(3,270)	—	—	—	(3,270)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.275%			04/23/2023	USD	1,570,000	171	—	—	171	—
Fixed rate of	3-Month CAD	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs
0.790%	Canada
	Bankers'
	Acceptances			06/22/2023	CAD	1,490,000	(1,015)	—	—	—	(1,015)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.309%			06/24/2023	USD	1,180,000	218	—	—	218	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.771%			07/12/2023	USD	3,380,000	(43,352)	—	—	—	(43,352)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.353%	LIBOR			11/18/2023	USD	900,000	(2,010)	—	—	—	(2,010)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.592%	LIBOR			04/20/2024	USD	560,000	(769)	—	—	—	(769)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.687%			06/20/2024	USD	150,000	173	—	—	173	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.729%			06/21/2024	USD	580,000	201	—	—	201	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16		CTIVP® – BlackRock Global Inflation-Protected Securities Fund		| Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Cleared interest rate swap contracts (continued)

								Upfront	Upfront	Unrealized	Unrealized
		Payment		Maturity	Notional	Notional	Value	payments	receipts	appreciation depreciation
Fund receives	Fund pays	frequency	Counterparty	date	currency	amount	($)	($)	($)	($)	($)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.742%			06/23/2024	USD	290,000	47	—	—	47	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.767%			06/28/2024	USD	290,000	(58)	—	—	—	(58)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.245%
Monthly				07/15/2024	GBP	550,000	11,303	—	—	11,303	—
Fixed rate of	6-Month GBP	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs
0.125%	LIBOR			07/30/2024	GBP	610,000	(10,409)	—	—	—	(10,409)
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	1.706%			08/12/2024	USD	1,000,000	49,177	—	—	49,177	—
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	1.710%			11/25/2024	USD	1,400,000	77,055	—	—	77,055	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
3.083%	LIBOR			11/29/2024	USD	1,400,000	106,608	—	—	106,608	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.625%			04/14/2025	USD	330,000	1,153	—	—	1,153	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.358%	LIBOR			06/02/2025	USD	320,000	(5,071)	—	—	—	(5,071)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.478%	LIBOR			01/21/2026	USD	460,000	(6,590)	—	—	—	(6,590)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.578%
Monthly				02/15/2026	GBP	520,000	10,080	—	—	10,080	—
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Goldman Sachs
2.325%	Consumers NSA			03/01/2026	USD	975,000	(27,925)	—	—	—	(27,925)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.710%			03/06/2026	USD	180,000	(186)	—	—	—	(186)
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	2.477%			03/25/2026	USD	500,000	9,984	—	—	9,984	—
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Goldman Sachs
2.558%	Consumers NSA			04/19/2026	USD	400,000	(5,709)	—	—	—	(5,709)
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Goldman Sachs
2.634%	Consumers NSA			06/10/2026	USD	810,000	(4,034)	—	—	—	(4,034)
Eurostat	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Eurozone HICP	1.425%
ex-Tobacco NSA				06/15/2026	EUR	392,500	2,283	—	—	2,283	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.630%
Monthly				06/15/2026	GBP	562,500	2,057	—	—	2,057	—
Eurostat	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Eurozone HICP	1.498%
ex-Tobacco NSA				06/15/2026	EUR	765,000	869	—	—	869	—
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Goldman Sachs
2.499%	Consumers NSA			06/22/2026	USD	405,000	(4,107)	—	—	—	(4,107)
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Goldman Sachs
2.545%	Consumers NSA			06/24/2026	USD	1,005,000	(7,389)	—	—	—	(7,389)
Fixed rate of	6-Month	Receives Annually, Pays SemiAnnually	Goldman Sachs
-0.150%	EURIBOR			11/16/2026	EUR	410,000	1,397	—	—	1,397	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.366%	LIBOR			03/22/2027	USD	160,000	1,331	—	—	1,331	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.285%			04/20/2027	USD	230,000	(703)	—	—	—	(703)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.680%	LIBOR			06/20/2027	USD	325,000	(9,534)	—	—	—	(9,534)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.652%	LIBOR			06/20/2027	USD	325,000	(9,971)	—	—	—	(9,971)
The accompanying Notes to Financial Statements are an integral part of this statement.
		CTIVP® – BlackRock Global Inflation-Protected Securities Fund						| Semiannual Report 2021			17

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Cleared interest rate swap contracts (continued)

								Upfront	Upfront	Unrealized	Unrealized
		Payment		Maturity	Notional	Notional	Value	payments	receipts	appreciation	depreciation
Fund receives	Fund pays	frequency	Counterparty	date	currency	amount	($)	($)	($)	($)	($)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.502%			08/17/2027	USD	290,000	10,209	—	—	10,209	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.570%
Monthly				10/15/2027	GBP	725,000	14,434	—	—	14,434	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.271%			02/15/2028	USD	490,000	(3,096)	—	—	—	(3,096)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.043%			02/22/2028	USD	50,000	258	—	—	258	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.710%
Monthly				06/15/2028	GBP	380,000	(599)	—	—	—	(599)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly		Goldman Sachs
0.654%	LIBOR			07/12/2028	USD	330,000	(14,916)	—	—	—	(14,916)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.750%
Monthly				09/15/2029	GBP	345,000	(19,681)	—	—	—	(19,681)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.715%
Monthly				09/15/2029	GBP	400,000	(20,264)	—	—	—	(20,264)
6-Month	Fixed rate of	Receives SemiAnnually, Pays Annually		Goldman Sachs
EURIBOR	0.185%			01/16/2030	EUR	110,000	(2,500)	—	—	—	(2,500)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly		Goldman Sachs
0.820%	LIBOR			04/14/2030	USD	170,000	(7,643)	—	—	—	(7,643)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.648%			06/02/2030	USD	170,000	10,544	—	—	10,544	—
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity		Goldman Sachs
1.848%	Consumers NSA			08/10/2030	USD	485,000	(46,614)	—	—	—	(46,614)
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity		Goldman Sachs
2.008%	Consumers NSA			09/04/2030	USD	170,000	(12,839)	—	—	—	(12,839)
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity		Goldman Sachs
1.949%	Consumers NSA			09/18/2030	USD	230,000	(18,310)	—	—	—	(18,310)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity		Goldman Sachs
3.574%	Index All Items
	Monthly			10/15/2030	GBP	525,000	(15,613)	—	—	—	(15,613)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.652%			11/04/2030	USD	250,000	16,674	—	—	16,674	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.885%			11/05/2030	USD	160,000	7,190	—	—	7,190	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.950%			11/12/2030	USD	120,000	4,785	—	—	4,785	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.590%			11/15/2030	USD	570,000	(9,456)	—	—	—	(9,456)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.920%			12/10/2030	USD	161,000	7,072	—	—	7,072	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.384%
Monthly				12/15/2030	GBP	150,000	9,173	—	—	9,173	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.950%			12/30/2030	USD	160,000	6,751	—	—	6,751	—
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity		Goldman Sachs
2.192%	Consumers NSA			12/31/2030	USD	240,000	(11,863)	—	—	—	(11,863)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.422%
Monthly				01/15/2031	GBP	145,000	9,095	—	—	9,095	—
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity		Goldman Sachs
2.329%	Consumers NSA			01/26/2031	USD	240,000	(8,206)	—	—	—	(8,206)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	CTIVP® – BlackRock Global Inflation-Protected Securities Fund			| Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Cleared interest rate swap contracts (continued)

								Upfront	Upfront	Unrealized	Unrealized
		Payment		Maturity	Notional	Notional	Value	payments	receipts	appreciation depreciation
Fund receives	Fund pays	frequency	Counterparty	date	currency	amount	($)	($)	($)	($)	($)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.520%	LIBOR			02/15/2031	USD	560,000	3,098	—	—	3,098	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.675%			02/15/2031	USD	270,000	(5,213)	—	—	—	(5,213)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity	Goldman Sachs
3.630%	Index All Items
	Monthly			02/15/2031	GBP	415,000	(10,280)	—	—	—	(10,280)
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	2.313%			03/01/2031	USD	785,000	26,693	—	—	26,693	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.656%			03/09/2031	USD	130,000	(3,432)	—	—	—	(3,432)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	2.780%			03/10/2031	USD	527,000	(54,955)	—	—	—	(54,955)
Fixed rate of	Eurostat	Receives at Maturity, Pays at Maturity	Goldman Sachs
1.445%	Eurozone HICP
	ex-Tobacco NSA			03/15/2031	EUR	405,000	(11,580)	—	—	—	(11,580)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.623%
Monthly				04/15/2031	GBP	210,000	5,497	—	—	5,497	—
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity	Goldman Sachs
3.678%	Index All Items
	Monthly			04/15/2031	GBP	45,000	(739)	—	—	—	(739)
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	2.468%			04/19/2031	USD	200,000	2,952	—	—	2,952	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.674%			05/17/2031	USD	140,000	(3,380)	—	—	—	(3,380)
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	2.520%			06/10/2031	USD	810,000	2,803	—	—	2,803	—
Fixed rate of	Eurostat	Receives at Maturity, Pays at Maturity	Goldman Sachs
1.537%	Eurozone HICP
	ex-Tobacco NSA			06/15/2031	EUR	410,000	(1,345)	—	—	—	(1,345)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.699%
Monthly				06/15/2031	GBP	545,000	(1,435)	—	—	—	(1,435)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity	Goldman Sachs
3.670%	Index All Items
	Monthly			06/15/2031	GBP	562,500	(1,463)	—	—	—	(1,463)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.721%
Monthly				06/15/2031	GBP	310,000	(2,036)	—	—	—	(2,036)
Fixed rate of	Eurostat	Receives at Maturity, Pays at Maturity	Goldman Sachs
1.534%	Eurozone HICP
	ex-Tobacco NSA			06/15/2031	EUR	765,000	(2,823)	—	—	—	(2,823)
Fixed rate of	Eurostat	Receives at Maturity, Pays at Maturity	Goldman Sachs
1.464%	Eurozone HICP
	ex-Tobacco NSA			06/15/2031	EUR	392,500	(5,208)	—	—	—	(5,208)
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	2.380%			06/22/2031	USD	405,000	6,822	—	—	6,822	—
U.S. CPI Urban	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Consumers NSA	2.430%			06/24/2031	USD	1,005,000	10,997	—	—	10,997	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
0.715%	LIBOR			07/01/2031	USD	205,000	(8,939)	—	—	—	(8,939)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.513%	LIBOR			08/19/2031	USD	20,000	79	—	—	79	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.594%			02/22/2032	USD	225,000	(461)	—	—	—	(461)
The accompanying Notes to Financial Statements are an integral part of this statement.
		CTIVP® – BlackRock Global Inflation-Protected Securities Fund						| Semiannual Report 2021			19

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Cleared interest rate swap contracts (continued)

								Upfront	Upfront	Unrealized	Unrealized
		Payment		Maturity	Notional	Notional	Value	payments	receipts	appreciation	depreciation
Fund receives	Fund pays	frequency	Counterparty	date	currency	amount	($)	($)	($)	($)	($)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.621%			02/22/2032	USD	112,500	(518)	—	—	—	(518)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.760%			05/03/2032	USD	180,000	14,456	—	—	14,456	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.765%			05/04/2032	USD	320,000	25,554	—	—	25,554	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly		Goldman Sachs
2.077%	LIBOR			05/05/2033	USD	50,000	1,336	—	—	1,336	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly		Goldman Sachs
2.150%	LIBOR			05/16/2033	USD	170,000	5,622	—	—	5,622	—
6-Month	Fixed rate of	Receives SemiAnnually, Pays Annually		Goldman Sachs
EURIBOR	0.440%			05/16/2033	EUR	140,000	(1,632)	—	—	—	(1,632)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.645%			08/22/2034	USD	120,000	3,173	—	—	3,173	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.420%
Monthly				10/15/2034	GBP	815,000	2,258	—	—	2,258	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.907%			10/21/2034	USD	150,000	555	—	—	555	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.933%			10/22/2034	USD	120,000	162	—	—	162	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.982%			10/23/2034	USD	20,000	(61)	—	—	—	(61)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	1.998%			11/07/2034	USD	130,000	(555)	—	—	—	(555)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	2.111%			11/12/2034	USD	130,000	(1,871)	—	—	—	(1,871)
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.360%
Monthly				01/15/2035	GBP	300,000	11,357	—	—	11,357	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity		Goldman Sachs
Index All Items	3.390%
Monthly				01/15/2035	GBP	300,000	8,692	—	—	8,692	—
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity		Goldman Sachs
3.360%	Index All Items
	Monthly			10/15/2039	GBP	815,000	(30,590)	—	—	—	(30,590)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	2.098%			10/23/2039	USD	70,000	24	—	—	24	—
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity		Goldman Sachs
3.341%	Index All Items
	Monthly			01/15/2040	GBP	300,000	(19,252)	—	—	—	(19,252)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity		Goldman Sachs
3.310%	Index All Items
	Monthly			01/15/2040	GBP	300,000	(23,317)	—	—	—	(23,317)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	0.973%			08/17/2040	USD	60,000	7,569	—	—	7,569	—
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity		Goldman Sachs
3.333%	Index All Items
	Monthly			11/15/2040	GBP	115,000	(12,883)	—	—	—	(12,883)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity		Goldman Sachs
3.560%	Index All Items
	Monthly			03/15/2041	GBP	120,000	(1,839)	—	—	—	(1,839)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity		Goldman Sachs
3.270%	Index All Items
	Monthly			10/15/2044	GBP	630,000	(51,764)	—	—	—	(51,764)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually		Goldman Sachs
LIBOR	2.110%			11/15/2044	USD	160,000	(798)	—	—	—	(798)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	CTIVP® – BlackRock Global Inflation-Protected Securities Fund			| Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Cleared interest rate swap contracts (continued)

								Upfront	Upfront	Unrealized	Unrealized
		Payment		Maturity	Notional	Notional	Value	payments	receipts	appreciation	depreciation
Fund receives	Fund pays	frequency	Counterparty	date	currency	amount	($)	($)	($)	($)	($)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity	Goldman Sachs
3.239%	Index All Items
	Monthly			01/15/2045	GBP	200,000	(22,971)	—	—	—	(22,971)
Fixed rate of	UK Retail Price	Receives at Maturity, Pays at Maturity	Goldman Sachs
3.220%	Index All Items
	Monthly			01/15/2045	GBP	300,000	(37,870)	—	—	—	(37,870)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.784%	LIBOR			02/15/2047	USD	160,000	(5)	—	—	—	(5)
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.795%	LIBOR			02/15/2047	USD	160,000	(5)	—	—	—	(5)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.890%			02/15/2047	USD	160,000	(3,149)	—	—	—	(3,149)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	2.100%			02/15/2047	USD	490,000	(31,539)	—	—	—	(31,539)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	2.378%			07/05/2049	USD	60,000	(1,860)	—	—	—	(1,860)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.709%			08/16/2049	USD	50,000	796	—	—	796	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.667%			08/17/2049	USD	40,000	756	—	—	756	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.160%
Monthly				10/15/2049	GBP	630,000	95,740	—	—	95,740	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.111%
Monthly				01/15/2050	GBP	300,000	59,230	—	—	59,230	—
UK Retail Price	Fixed rate of	Receives at Maturity, Pays at Maturity	Goldman Sachs
Index All Items	3.133%
Monthly				01/15/2050	GBP	200,000	36,120	—	—	36,120	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.828%	LIBOR			02/10/2050	USD	50,000	836	—	—	836	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.870%	LIBOR			02/19/2051	USD	90,000	2,425	—	—	2,425	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.905%	LIBOR			02/22/2051	USD	45,000	1,593	—	—	1,593	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.904%	LIBOR			06/11/2051	USD	20,000	595	—	—	595	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.090%			06/20/2052	USD	60,000	10,974	—	—	10,974	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	1.136%			06/20/2052	USD	60,000	10,309	—	—	10,309	—
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Goldman Sachs
LIBOR	0.881%			07/12/2053	USD	60,000	14,566	—	—	14,566	—
Fixed rate of	3-Month USD	Receives SemiAnnually, Pays Quarterly	Goldman Sachs
1.929%	LIBOR			12/01/2056	USD	10,000	(30)	—	—	—	(30)
Total							60,064	—	—	759,323	(699,259)

Reference index and values for swap contracts as of period end
Reference index											Reference rate
3-Month CAD Canada Bankers' Acceptances		Canada Bankers' Acceptances									0.186%
3-Month USD LIBOR		London Interbank Offered Rate									0.146%
6-Month EURIBOR		Euro Interbank Offered Rate									(0.515%)
6-Month GBP LIBOR		London Interbank Offered Rate									0.108%
Eurostat Eurozone HICP ex-Tobacco NSA		Harmonised Index of Consumer Price Index Excluding Tobacco									0.300%
The accompanying Notes to Financial Statements are an integral part of this statement.
		CTIVP® – BlackRock Global Inflation-Protected Securities Fund						| Semiannual Report 2021			21

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Reference index and values for swap contracts as of period end (continued)

Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted	5.391%
	Index
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	2.500%

Notes to Portfolio of Investments

(a)Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $51,368,422, which represents 44.66% of total net assets.

(c)Zero coupon bond.

(d)Principal and interest may not be guaranteed by a governmental entity.

(e)The rate shown is the seven-day current annualized yield at June 30, 2021.

(f)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	2,526,899	22,184,540	(21,750,141)	—	2,961,298	—	1,050	2,961,594

Abbreviation Legend

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency Legend

AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

22 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	2,641,378	—	2,641,378
Foreign Government Obligations	—	426,945	—	426,945
Inflation-Indexed Bonds	—	107,440,499	—	107,440,499
U.S. Treasury Obligations	1,491,008	—	—	1,491,008
Options Purchased Calls	—	271,669	—	271,669
Options Purchased Puts	21,200	172,795	—	193,995
Money Market Funds	2,961,298	—	—	2,961,298
Total Investments in Securities	4,473,506	110,953,286	—	115,426,792
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,003,752	—	2,003,752
Futures Contracts	44,441	—	—	44,441
Swap Contracts	—	759,323	—	759,323
Liability
Forward Foreign Currency Exchange Contracts	—	(392,827)	—	(392,827)
Futures Contracts	(66,717)	—	—	(66,717)
Options Contracts Written	(20,138)	(371,953)	—	(392,091)
Swap Contracts	—	(699,259)	—	(699,259)
Total	4,431,092	112,252,322	—	116,683,414

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	23

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $102,490,454)	$111,999,830
Affiliated issuers (cost $2,961,298)	2,961,298
Options purchased (cost $476,347)	465,664
Foreign currency (cost $69,381)	68,857
Margin deposits on:
Futures contracts	341,764
Swap contracts	456,590
Unrealized appreciation on forward foreign currency exchange contracts	2,003,752
Receivable for:
Investments sold	6,107
Capital shares sold	25,345
Dividends	105
Interest	258,982
Foreign tax reclaims	7,078
Variation margin for futures contracts	12,267
Variation margin for swap contracts	44,833
Expense reimbursement due from Investment Manager	255
Prepaid expenses	9,381
Total assets	118,662,108
Liabilities
Option contracts written, at value (premiums received $442,185)	392,091
Unrealized depreciation on forward foreign currency exchange contracts	392,827
Cash collateral due to broker for:
Other(a)	1,118,265
Payable for:
Investments purchased	1,360,028
Capital shares purchased	31,864
Variation margin for futures contracts	40,640
Variation margin for swap contracts	68,581
Management services fees	1,607
Distribution and/or service fees	481
Service fees	5,685
Compensation of board members	178,718
Compensation of chief compliance officer	12
Other expenses	37,402
Total liabilities	3,628,201
Net assets applicable to outstanding capital stock	$115,033,907

Represented by
Paid in capital	105,790,262
Total distributable earnings (loss)	9,243,645
Total - representing net assets applicable to outstanding capital stock	$115,033,907

Class 1
Net assets	$313,618
Shares outstanding	52,028
Net asset value per share	$6.03
Class 2
Net assets	$25,618,307
Shares outstanding	4,358,039
Net asset value per share	$5.88
Class 3
Net assets	$89,101,982
Shares outstanding	14,879,045
Net asset value per share	$5.99

(a) Includes collateral related to options purchased, options contracts written and swap contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

24 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — affiliated issuers	$1,050
Interest	1,502,062
Total income	1,503,112
Expenses:
Management services fees	281,257
Distribution and/or service fees
Class 2	29,436
Class 3	54,109
Service fees	33,109
Compensation of board members	34,392
Custodian fees	17,410
Printing and postage fees	4,981
Audit fees	24,546
Legal fees	6,255
Interest on collateral	1,071
Compensation of chief compliance officer	10
Other	5,895
Total expenses	492,471
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,739)
Total net expenses	435,732
Net investment income	1,067,380
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,533,870
Foreign currency translations	(90,848)
Forward foreign currency exchange contracts	(1,933,284)
Futures contracts	290,521
Options purchased	9,113
Options contracts written	36,010
Swap contracts	114,845
Net realized loss	(39,773)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,012,744)
Foreign currency translations	(27,260)
Forward foreign currency exchange contracts	2,982,291
Futures contracts	(52,230)
Options purchased	4,393
Options contracts written	(94,425)
Swap contracts	49,866
Net change in unrealized appreciation (depreciation)	(1,150,109)
Net realized and unrealized loss	(1,189,882)
Net decrease in net assets resulting from operations	$(122,502)

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income (loss)	$1,067,380	$(389,727)
Net realized loss	(39,773)	(342,832)
Net change in unrealized appreciation (depreciation)	(1,150,109)	9,772,386
Net increase (decrease) in net assets resulting from operations	(122,502)	9,039,827
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(1,178)
Class 2	—	(446,018)
Class 3	—	(2,032,285)
Total distributions to shareholders	—	(2,479,481)
Increase (decrease) in net assets from capital stock activity	7,277,636	(7,500,076)
Total increase (decrease) in net assets	7,155,134	(939,730)
Net assets at beginning of period	107,878,773	108,818,503
Net assets at end of period	$115,033,907	$107,878,773
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	42,223	251,221	17,336	103,071
Distributions reinvested	—	—	198	1,178
Redemptions	(8,183)	(48,990)	(4,415)	(25,783)
Net increase	34,040	202,231	13,119	78,466
Class 2
Subscriptions	892,144	5,172,851	687,541	3,990,780
Distributions reinvested	—	—	76,768	446,018
Redemptions	(170,978)	(989,790)	(680,209)	(3,869,999)
Net increase	721,166	4,183,061	84,100	566,799
Class 3
Subscriptions	1,054,091	6,223,202	1,049,010	6,157,463
Distributions reinvested	—	—	343,872	2,032,285
Redemptions	(564,291)	(3,330,858)	(2,830,058)	(16,335,089)
Net increase (decrease)	489,800	2,892,344	(1,437,176)	(8,145,341)
Total net increase (decrease)	1,245,006	7,277,636	(1,339,957)	(7,500,076)

The accompanying Notes to Financial Statements are an integral part of this statement.

26 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

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CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	27

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$6.04	0.09	(0.10)	(0.01)	—	—	—
Year Ended 12/31/2020	$5.66	(0.01)	0.54	0.53	(0.04)	(0.11)	(0.15)
Year Ended 12/31/2019	$5.42	0.03	0.40	0.43	(0.19)	—	(0.19)
Year Ended 12/31/2018	$5.47	0.08	(0.10)	(0.02)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.51	0.06	0.08	0.14	(0.13)	(0.05)	(0.18)
Year Ended 12/31/2016	$5.07	0.01	0.43	0.44	—	—	—
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$5.89	0.05	(0.06)	(0.01)	—	—	—
Year Ended 12/31/2020	$5.53	(0.03)	0.52	0.49	(0.02)	(0.11)	(0.13)
Year Ended 12/31/2019	$5.30	0.02	0.38	0.40	(0.17)	—	(0.17)
Year Ended 12/31/2018	$5.37	0.06	(0.10)	(0.04)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.41	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$4.99	0.00(e)	0.42	0.42	—	—	—
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$6.00	0.06	(0.07)	(0.01)	—	—	—
Year Ended 12/31/2020	$5.63	(0.02)	0.53	0.51	(0.03)	(0.11)	(0.14)
Year Ended 12/31/2019	$5.39	0.03	0.39	0.42	(0.18)	—	(0.18)
Year Ended 12/31/2018	$5.45	0.07	(0.10)	(0.03)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.49	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$5.06	0.00(e)	0.43	0.43	—	—	—

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interest on collateral expense which is less than 0.01%.

(e)Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.

28 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$6.03	(0.17%)	0.75%(c),(d)	0.63%(c),(d)	2.93%(c)	31%	$314
Year Ended 12/31/2020	$6.04	9.37%	0.74%	0.65%	(0.09%)	70%	$109
Year Ended 12/31/2019	$5.66	7.90%	0.71%(d)	0.61%(d)	0.57%	62%	$28
Year Ended 12/31/2018	$5.42	(0.33%)	0.71%(d)	0.61%(d)	1.41%	118%	$11
Year Ended 12/31/2017	$5.47	2.66%	0.71%	0.62%	1.09%	99%	$11
Year Ended 12/31/2016	$5.51	8.68%	0.68%	0.64%	0.18%	72%	$11
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$5.88	(0.17%)	0.99%(c),(d)	0.89%(c),(d)	1.91%(c)	31%	$25,618
Year Ended 12/31/2020	$5.89	8.97%	0.97%	0.89%	(0.47%)	70%	$21,434
Year Ended 12/31/2019	$5.53	7.63%	0.96%(d)	0.86%(d)	0.38%	62%	$19,663
Year Ended 12/31/2018	$5.30	(0.71%)	0.95%(d)	0.86%(d)	1.14%	118%	$17,272
Year Ended 12/31/2017	$5.37	2.46%	0.97%	0.87%	0.86%	99%	$13,986
Year Ended 12/31/2016	$5.41	8.42%	0.93%	0.89%	(0.07%)	72%	$10,801
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$5.99	(0.17%)	0.86%(c),(d)	0.76%(c),(d)	1.94%(c)	31%	$89,102
Year Ended 12/31/2020	$6.00	9.11%	0.85%	0.76%	(0.34%)	70%	$86,336
Year Ended 12/31/2019	$5.63	7.81%	0.83%(d)	0.73%(d)	0.49%	62%	$89,128
Year Ended 12/31/2018	$5.39	(0.51%)	0.82%(d)	0.74%(d)	1.28%	118%	$96,659
Year Ended 12/31/2017	$5.45	2.54%	0.84%	0.75%	0.97%	99%	$111,829
Year Ended 12/31/2016	$5.49	8.50%	0.80%	0.77%	0.05%	72%	$123,299

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	29

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.

30 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward foreign currency exchange contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to attain desired breakeven inflation exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to protect gains and to manage exposure to fluctuation in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Interest rate swaption contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Interest rate and inflation rate swap contracts

The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to hedge the portfolio risk associated with some or all of the Fund's securities and to attain desired break even inflation exposure. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predeter- mined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

34 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

	Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,003,752
Foreign exchange risk	Investments, at value — Options purchased	213
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	44,441*
Interest rate risk	Investments, at value — Options purchased	465,451
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	759,323*
Total		3,273,180

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Liability derivatives

	Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	392,827
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	66,717*
Interest rate risk	Options contracts written, at value	392,091
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	699,259*
Total		1,550,894

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

	Forward
	foreign
	currency		Options	Options
	exchange	Futures	contracts	contracts	Swap
	contracts	contracts	written	purchased	contracts	Total
Risk exposure category	($)	($)	($)	($)	($)	($)
Foreign exchange risk	(1,933,284)	—	—	—	—	(1,933,284)
Interest rate risk	—	290,521	36,010	9,113	114,845	450,489
Total	(1,933,284)	290,521	36,010	9,113	114,845	(1,482,795)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward
	foreign
	currency		Options	Options
	exchange	Futures	contracts	contracts	Swap
	contracts	contracts	written	purchased	contracts	Total
Risk exposure category	($)	($)	($)	($)	($)	($)
Foreign exchange risk	2,982,291	—	—	(4,984)	—	2,977,307
Interest rate risk	—	(52,230)	(94,425)	9,377	49,866	(87,412)
Total	2,982,291	(52,230)	(94,425)	4,393	49,866	2,889,895

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)*
Futures contracts — long	13,749,031
Futures contracts — short	15,150,598

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

Average
Derivative instrument	value ($)*
Options contracts — purchased	459,427
Options contracts — written	(696,640)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

	Average unrealized	Average unrealized
Derivative instrument	appreciation ($)*	depreciation ($)*
Forward foreign currency exchange contracts	2,206,108	(337,321)
Interest rate swap contracts	918,134	(670,971)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

Treasury inflation protected securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

36 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Offsetting of assets and liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:

	BNP		Deutsche	Goldman
	Paribas ($)	Citi ($)	Bank ($)	Sachs ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	338	-	44,495	-	44,833
Forward foreign currency exchange contracts	-	131,141	1,872,611	-	-	2,003,752
Options purchased calls	-	212,865	58,804	-	-	271,669
Options purchased puts	-	115,395	57,400	-	21,200	193,995
Total assets	-	459,739	1,988,815	44,495	21,200	2,514,249
Liabilities
Centrally cleared interest rate swap contracts (a)	795	1,960	-	65,826	-	68,581
Forward foreign currency exchange contracts	-	54,311	338,516	-	-	392,827
Options contracts written	-	193,839	178,114	-	20,138	392,091
Total liabilities	795	250,110	516,630	65,826	20,138	853,499
Total financial and derivative net assets	(795)	209,629	1,472,185	(21,331)	1,062	1,660,750
Total collateral received (pledged) (b)	-	128,265	990,000	(21,331)	-	1,096,934
Net amount (c)	(795)	81,364	482,185	-	1,062	563,816

(a)Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c)Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.51% to 0.29% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.51% of the Fund's average daily net assets.

Subadvisory agreements

The Investment Manager has entered into a Subadvisory Agreement with BlackRock Financial Management, Inc. (BlackRock) to serve as a subadviser to the Fund. BlackRock International Limited (BIL), an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to the Sub-Subadvisory Agreement between BlackRock and BIL. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

38 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.06% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund's average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	May 1, 2021
	through	Prior to
	April 30, 2022	May 1, 2021
Class 1	0.60%	0.65%
Class 2	0.85	0.90
Class 3	0.725	0.775

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	39

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
105,486,000	13,422,000	(2,225,000)	11,197,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $41,786,964 and $33,537,913, respectively, for the six months ended June 30, 2021, of which $32,580,251 and $25,154,299, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

40 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Foreign securities and emerging market countries risk

Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	41

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.

Geographic focus risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors' debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK's departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

Inflation-protected securities risk

Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

LIBOR replacement risk

The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to

42 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Non-diversification risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	43

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

44 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and BlackRock Financial Management, Inc. and the sub-subadvisory agreement between BlackRock Financial Management, Inc. and BlackRock International Limited (BlackRock Financial Management, Inc. and BlackRock International Limited collectively, the Subadvisers and the subadvisory agreement and sub-subadvisory agreement, the Subadvisory Agreements), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	45

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.

46 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	47

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally, and the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

48 CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board observed that the Management Agreement and Subadvisory Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2021	49

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CTIVP® – BlackRock Global Inflation-Protected Securities Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2061 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

VARIABLE PORTFOLIO – PARTNERS SMALL CAP GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	12
Statement of Operations................................................................................................................................................	13
Statement of Changes in Net Assets ................................................................................................................................	14
Financial Highlights.......................................................................................................................................................	16
Notes to Financial Statements .......................................................................................................................................	18
Liquidity Risk Management Program .................................................................................................................................	25
Approval of Management and Subadvisory Agreements.........................................................................................................	25

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Small Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management

Scout Investments, Inc.

James McBride, CFA

Timothy Miller, CFA

Wells Capital Management Incorporated

Thomas Ognar, CFA

Robert Gruendyke, CFA

David Nazaret, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	10.39	54.41	17.47	11.71
Class 2	05/07/10	10.27	54.01	17.18	11.43
Russell 2000 Growth Index		8.98	51.36	18.76	13.52

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2021 reflects returns achieved by one or more different subadvisers. If the Fund's current subadvisers had been in place for the prior periods, results shown may have been different.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	2.8
Consumer Discretionary	15.3
Consumer Staples	3.2
Energy	0.2
Financials	5.7
Health Care	31.8
Industrials	14.2
Information Technology	25.2
Materials	0.7
Real Estate	0.6
Utilities	0.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,103.90	1,020.48	4.54	4.36	0.87
Class 2	1,000.00	1,000.00	1,102.70	1,019.24	5.84	5.61	1.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.3%

Issuer	Shares	Value ($)
Communication Services 2.8%
Diversified Telecommunication Services 0.9%
Bandwidth, Inc., Class A(a)	49,500	6,827,040
Interactive Media & Services 0.3%
EverQuote, Inc., Class A(a)	73,311	2,395,804
Media 1.6%
Cardlytics, Inc.(a)	44,780	5,683,925
Magnite, Inc.(a)	173,670	5,876,993
Total		11,560,918

Total Communication Services		20,783,762

Consumer Discretionary 15.2%
Auto Components 1.2%
Fox Factory Holding Corp.(a)	34,865	5,427,086
Stoneridge, Inc.(a)	132,212	3,900,254
Total		9,327,340

Automobiles 0.6%
Thor Industries, Inc.	40,214	4,544,182

Diversified Consumer Services 0.5%
OneSpaWorld Holdings Ltd.(a)	364,642	3,533,381
Hotels, Restaurants & Leisure 3.2%
Bally's Corp.(a)	60,129	3,253,580
Cheesecake Factory, Inc. (The)(a)	67,982	3,683,265
Cracker Barrel Old Country Store, Inc.	24,487	3,635,340
Lindblad Expeditions Holdings, Inc.(a)	130,417	2,087,976
Papa John's International, Inc.	44,055	4,601,104
Wingstop, Inc.	41,200	6,494,356

Total		23,755,621

Household Durables 2.3%
Cricut, Inc.(a)	43,537	1,854,676
Installed Building Products, Inc.	53,687	6,569,141
LGI Homes, Inc.(a)	43,743	7,083,742
Purple Innovation, Inc.(a)	70,335	1,857,547
Total		17,365,106

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 1.2%
CarParts.com, Inc.(a)	98,950	2,014,622
Fiverr International Ltd.(a)	15,870	3,848,316
RealReal, Inc. (The)(a)	139,500	2,756,520
Xometry, Inc., Class A(a)	5,300	463,167
Total		9,082,625

Leisure Products 0.8%
YETI Holdings, Inc.(a)	68,327	6,273,785
Specialty Retail 2.9%
Boot Barn Holdings, Inc.(a)	108,025	9,079,501
Leslie's, Inc.(a)	133,762	3,677,117
Lithia Motors, Inc., Class A	13,410	4,608,213
Monro, Inc.	61,940	3,933,809
Petco Health & Wellness Co., Inc.(a)	22,845	511,957
Total		21,810,597

Textiles, Apparel & Luxury Goods 2.5%
Crocs, Inc.(a)	92,960	10,831,699
Deckers Outdoor Corp.(a)	8,465	3,251,153
G-III Apparel Group Ltd.(a)	130,372	4,284,024
Total		18,366,876

Total Consumer Discretionary		114,059,513

Consumer Staples 3.2%
Beverages 0.9%
Celsius Holdings, Inc.(a)	91,130	6,934,082
Food & Staples Retailing 0.9%
Performance Food Group, Inc.(a)	102,524	4,971,389
The Chefs' Warehouse(a)	62,005	1,973,619
Total		6,945,008

Food Products 1.2%
Freshpet, Inc.(a)	42,399	6,909,341
Vital Farms, Inc.(a)	98,051	1,957,098
Total		8,866,439

Personal Products 0.2%
Honest Co., Inc. (The)(a)	69,300	1,121,967
Total Consumer Staples		23,867,496

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 0.2%
Energy Equipment & Services 0.2%
Core Laboratories NV	33,177	1,292,244

Total Energy		1,292,244

Financials 5.6%
Banks 0.4%
Hilltop Holdings, Inc.	90,135	3,280,914

Capital Markets 2.2%
Assetmark Financial Holdings, Inc.(a)	13,784	345,427
Cohen & Steers, Inc.	77,183	6,335,953
Open Lending Corp., Class A(a)	81,345	3,505,156
Stifel Financial Corp.	86,370	5,601,958
VPC Impact Acquisition Holdings, Class A(a)	79,740	798,197
Total		16,586,691

Consumer Finance 1.1%
Green Dot Corp., Class A(a)	66,486	3,114,869
LendingTree, Inc.(a)	13,507	2,861,863
PRA Group, Inc.(a)	59,093	2,273,308
Total		8,250,040

Insurance 1.4%
Goosehead Insurance, Inc., Class A	24,573	3,128,143
Kinsale Capital Group, Inc.	42,391	6,984,765

Total		10,112,908

Thrifts & Mortgage Finance 0.5%
Axos Financial, Inc.(a)	84,109	3,901,817
Total Financials		42,132,370

Health Care 31.6%
Biotechnology 9.2%
Arcutis Biotherapeutics, Inc.(a)	164,047	4,476,843
Arena Pharmaceuticals, Inc.(a)	21,275	1,450,955
Biohaven Pharmaceutical Holding Co., Ltd.(a)	15,555	1,510,079
CareDx, Inc.(a)	49,679	4,546,622
Castle Biosciences, Inc.(a)	91,738	6,727,148
Coherus Biosciences, Inc.(a)	288,339	3,987,728
Eagle Pharmaceuticals, Inc.(a)	80,623	3,450,664
Fate Therapeutics, Inc.(a)	38,530	3,344,019
Halozyme Therapeutics, Inc.(a)	261,995	11,897,193
Insmed, Inc.(a)	152,315	4,334,885

Common Stocks (continued)

Issuer	Shares	Value ($)
Natera, Inc.(a)	46,439	5,272,220
Vericel Corp.(a)	339,911	17,845,327
Total		68,843,683

Health Care Equipment & Supplies 7.7%
Axonics, Inc.(a)	15,400	976,514
CVRx, Inc.(a)	50,324	1,409,072
Figs, Inc., Class A(a)	29,150	1,460,415
ICU Medical, Inc.(a)	22,453	4,620,827
Integer Holdings Corp.(a)	55,190	5,198,898
LeMaitre Vascular, Inc.	93,933	5,731,792
Neuronetics, Inc.(a)	79,259	1,269,729
OrthoPediatrics Corp.(a)	67,725	4,278,866
Outset Medical, Inc.(a)	49,370	2,467,513
Pulmonx Corp.(a)	46,725	2,061,507
Shockwave Medical, Inc.(a)	59,476	11,284,381
SI-BONE, Inc.(a)	149,320	4,699,100
Silk Road Medical, Inc.(a)	26,840	1,284,562
Tactile Systems Technology, Inc.(a)	70,797	3,681,444
Tandem Diabetes Care, Inc.(a)	22,355	2,177,377
Vapotherm, Inc.(a)	102,265	2,417,545
Varex Imaging Corp.(a)	99,769	2,675,805
Total		57,695,347

Health Care Providers & Services 5.9%
Accolade, Inc.(a)	45,910	2,493,372
AdaptHealth Corp.(a)	191,317	5,243,999
Addus HomeCare Corp.(a)	38,160	3,329,078
AMN Healthcare Services, Inc.(a)	77,199	7,486,759
HealthEquity, Inc.(a)	70,156	5,646,155
LHC Group, Inc.(a)	34,181	6,845,087
ModivCare, Inc.(a)	32,908	5,596,664
Privia Health Group, Inc.(a)	29,169	1,294,228
Talkspace, Inc.(a)	100,315	833,618
U.S. Physical Therapy, Inc.	43,739	5,068,038

Total		43,836,998

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 3.1%
Doximity, Inc., Class A(a)	6,986	406,585
Inspire Medical Systems, Inc.(a)	28,070	5,424,808
Omnicell, Inc.(a)	70,899	10,737,654
Phreesia, Inc.(a)	106,425	6,523,852
Total		23,092,899

Life Sciences Tools & Services 3.5%
Akoya Biosciences, Inc.(a)	41,792	808,257
Codexis, Inc.(a)	273,176	6,190,168
Medpace Holdings, Inc.(a)	48,950	8,646,039
NeoGenomics, Inc.(a)	236,903	10,700,909
Total		26,345,373

Pharmaceuticals 2.2%
Alpha Teknova, Inc.(a)	28,506	676,447
Pacira Pharmaceuticals, Inc.(a)	138,243	8,388,585
Revance Therapeutics, Inc.(a)	65,265	1,934,455
Supernus Pharmaceuticals, Inc.(a)	172,931	5,324,546
Total		16,324,033

Total Health Care		236,138,333

Industrials 14.1%
Aerospace & Defense 1.3%
Kratos Defense & Security Solutions, Inc.(a)	325,819	9,282,583
Air Freight & Logistics 0.5%
Forward Air Corp.	42,061	3,774,975

Building Products 0.8%
AZEK Co., Inc. (The)(a)	49,960	2,121,302
Patrick Industries, Inc.	56,758	4,143,334

Total		6,264,636

Commercial Services & Supplies 1.4%
ACV Auctions, Inc., Class A(a)	79,791	2,045,043
Casella Waste Systems, Inc., Class A(a)	89,780	5,694,746
Healthcare Services Group, Inc.	95,255	3,007,200

Total		10,746,989

Construction & Engineering 0.8%
Construction Partners, Inc., Class A(a)	76,940	2,415,916
Dycom Industries, Inc.(a)	51,804	3,860,952
Total		6,276,868

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 1.1%
Bloom Energy Corp., Class A(a)	62,425	1,677,360
TPI Composites, Inc.(a)	133,538	6,465,910
Total		8,143,270

Machinery 3.5%
Albany International Corp., Class A	47,573	4,246,366
Chart Industries, Inc.(a)	69,120	10,113,638
Proto Labs, Inc.(a)	32,014	2,938,885
Rexnord Corp.	173,645	8,689,196

Total		25,988,085

Professional Services 2.2%
ASGN, Inc.(a)	111,185	10,777,162
Insperity, Inc.	58,699	5,304,629

Total		16,081,791

Road & Rail 0.7%
Saia, Inc.(a)	24,780	5,191,162
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	46,718	4,254,141
Global Industrial Co.	112,681	4,136,520
SiteOne Landscape Supply, Inc.(a)	31,320	5,301,223
Total		13,691,884

Total Industrials		105,442,243

Information Technology 25.0%
Electronic Equipment, Instruments & Components 4.5%
Advanced Energy Industries, Inc.	44,698	5,037,912
ePlus, Inc.(a)	41,468	3,594,861
Fabrinet(a)	49,631	4,758,124
II-VI, Inc.(a)	91,010	6,606,416
Novanta, Inc.(a)	54,300	7,317,468
PAR Technology Corp.(a)	23,545	1,646,737
Plexus Corp.(a)	47,871	4,375,888
Total		33,337,406

IT Services 2.6%
DigitalOcean Holdings, Inc.(a)	23,000	1,278,570
Endava PLC, ADR(a)	47,398	5,373,985
Evo Payments, Inc., Class A(a)	220,905	6,127,905
Flywire Corp.(a)	47,900	1,759,846
I3 Verticals, Inc.(a)	126,091	3,810,470

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Legalzoom.com, Inc.(a)	4,200	158,970
Paymentus Holdings, Inc., Class A(a)	26,800	951,400
Total		19,461,146

Semiconductors & Semiconductor Equipment 5.5%
Allegro MicroSystems, Inc.(a)	133,959	3,710,664
Ambarella, Inc.(a)	48,406	5,161,532
Diodes, Inc.(a)	63,400	5,057,418
Impinj, Inc.(a)	72,611	3,746,002
NeoPhotonics Corp.(a)	398,719	4,070,921
Power Integrations, Inc.	56,897	4,668,968
Semtech Corp.(a)	156,180	10,745,184
Silicon Laboratories, Inc.(a)	9,425	1,444,381
SkyWater Technology, Inc.(a)	84,996	2,435,135
Total		41,040,205

Software 12.4%
8x8, Inc.(a)	136,855	3,799,095
Alkami Technology, Inc.(a)	38,407	1,369,978
Box, Inc., Class A(a)	208,331	5,322,857
Descartes Systems Group, Inc. (The)(a)	79,634	5,507,488
Envestnet, Inc.(a)	67,120	5,091,723
Everbridge, Inc.(a)	22,130	3,011,450
j2 Global, Inc.(a)	50,175	6,901,571
Jamf Holding Corp.(a)	70,395	2,363,160
Mimecast Ltd.(a)	70,014	3,714,243
Olo, Inc., Class A(a)	9,234	345,259
ON24, Inc.(a)	30,973	1,098,922
Q2 Holdings, Inc.(a)	85,728	8,793,978
Qualys, Inc.(a)	42,070	4,236,028
Rapid7, Inc.(a)	117,465	11,115,713
Sprout Social, Inc., Class A(a)	85,127	7,612,056

Common Stocks (continued)

Issuer	Shares	Value ($)
SPS Commerce, Inc.(a)	86,968	8,683,755
Upland Software, Inc.(a)	100,095	4,120,911
Verint Systems, Inc.(a)	85,408	3,849,339
Workiva, Inc.(a)	54,860	6,107,564
Total		93,045,090

Total Information Technology		186,883,847

Materials 0.7%
Chemicals 0.7%
Balchem Corp.	38,442	5,045,897

Total Materials		5,045,897

Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
CareTrust REIT, Inc.	197,824	4,595,451

Total Real Estate		4,595,451

Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Sunnova Energy International, Inc.(a)	61,025	2,298,201
Total Utilities		2,298,201

Total Common Stocks
(Cost $545,133,204)		742,539,357

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	3,340,054	3,339,720
Total Money Market Funds
(Cost $3,339,720)		3,339,720

Total Investments in Securities
(Cost: $548,472,924)		745,879,077

Other Assets & Liabilities, Net		1,778,577

Net Assets		747,657,654

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	6,117,413	154,779,723	(157,557,416)	—	3,339,720	—	2,922	3,340,054

Abbreviation Legend

ADR American Depositary Receipt

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

		Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
	Common Stocks
	Bahamas	3,533,381	—	—	3,533,381
	Canada	12,824,956	—	—	12,824,956
	Israel	3,848,316	—	—	3,848,316
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Small Cap Growth Fund	| Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Jersey	3,714,243	—	—	3,714,243
Netherlands	1,292,244	—	—	1,292,244
Thailand	4,758,124	—	—	4,758,124
United Kingdom	5,373,985	—	—	5,373,985
United States	705,684,029	—	—	705,684,029
Virgin Islands	1,510,079	—	—	1,510,079
Total Common Stocks	742,539,357	—	—	742,539,357
Money Market Funds	3,339,720	—	—	3,339,720
Total Investments in Securities	745,879,077	—	—	745,879,077

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $545,133,204)	$742,539,357
Affiliated issuers (cost $3,339,720)	3,339,720
Receivable for:
Investments sold	4,311,333
Dividends	90,886
Expense reimbursement due from Investment Manager	48
Prepaid expenses	16,063
Total assets	750,297,407
Liabilities
Due to custodian	199
Payable for:
Investments purchased	2,491,802
Capital shares purchased	27,790
Management services fees	17,598
Distribution and/or service fees	119
Service fees	569
Compensation of board members	74,879
Compensation of chief compliance officer	79
Other expenses	26,718
Total liabilities	2,639,753
Net assets applicable to outstanding capital stock	$747,657,654

Represented by
Trust capital	$747,657,654
Total - representing net assets applicable to outstanding capital stock	$747,657,654

Class 1
Net assets	$730,374,805
Shares outstanding	18,784,975
Net asset value per share	$38.88
Class 2
Net assets	$17,282,849
Shares outstanding	457,132
Net asset value per share	$37.81

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$850,441
Dividends — affiliated issuers	2,922
Foreign taxes withheld	(96)
Total income	853,267
Expenses:
Management services fees	3,420,102
Distribution and/or service fees
Class 2	20,490
Service fees	4,760
Compensation of board members	23,516
Custodian fees	21,349
Printing and postage fees	3,588
Audit fees	14,628
Legal fees	10,158
Interest on interfund lending	197
Compensation of chief compliance officer	83
Other	8,681
Total expenses	3,527,552
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(10,304)
Total net expenses	3,517,248
Net investment loss	(2,663,981)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	141,660,262
Net realized gain	141,660,262
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(50,895,518)
Net change in unrealized appreciation (depreciation)	(50,895,518)
Net realized and unrealized gain	90,764,744
Net increase in net assets resulting from operations	$88,100,763

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment loss	$(2,663,981)	$(3,241,565)
Net realized gain	141,660,262	65,476,949
Net change in unrealized appreciation (depreciation)	(50,895,518)	174,742,724
Net increase in net assets resulting from operations	88,100,763	236,978,108
Increase (decrease) in net assets from capital stock activity	(164,095,801)	890,467
Total increase (decrease) in net assets	(75,995,038)	237,868,575
Net assets at beginning of period	823,652,692	585,784,117
Net assets at end of period	$747,657,654	$823,652,692
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,119,335	41,984,428	2,060,988	56,389,934
Redemptions	(5,270,853)	(205,857,712)	(1,758,823)	(55,439,546)
Net increase (decrease)	(4,151,518)	(163,873,284)	302,165	950,388
Class 2
Subscriptions	59,054	2,161,830	99,187	2,302,436
Redemptions	(64,775)	(2,384,347)	(91,541)	(2,362,357)
Net increase (decrease)	(5,721)	(222,517)	7,646	(59,921)
Total net increase (decrease)	(4,157,239)	(164,095,801)	309,811	890,467

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

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Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized
	Net asset value,	investment	and	Total from
	beginning of	income	unrealized	investment
	period	(loss)	gain (loss)	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$35.22	(0.12)	3.78	3.66
Year Ended 12/31/2020	$25.38	(0.14)	9.98	9.84
Year Ended 12/31/2019	$20.93	(0.09)	4.54	4.45
Year Ended 12/31/2018	$21.95	(0.11)	(0.91)	(1.02)
Year Ended 12/31/2017	$18.48	(0.08)	3.55	3.47
Year Ended 12/31/2016	$17.33	(0.04)	1.19	1.15
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$34.29	(0.16)	3.68	3.52
Year Ended 12/31/2020	$24.77	(0.20)	9.72	9.52
Year Ended 12/31/2019	$20.48	(0.14)	4.43	4.29
Year Ended 12/31/2018	$21.53	(0.17)	(0.88)	(1.05)
Year Ended 12/31/2017	$18.17	(0.13)	3.49	3.36
Year Ended 12/31/2016	$17.08	(0.08)	1.17	1.09

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$38.88	10.39%	0.87%(c),(d)	0.87%(c),(d)	(0.66%)(c)	32%	$730,375
Year Ended 12/31/2020	$35.22	38.77%	0.88%	0.87%	(0.52%)	63%	$807,783
Year Ended 12/31/2019	$25.38	21.26%	0.88%	0.87%	(0.38%)	90%	$574,507
Year Ended 12/31/2018	$20.93	(4.65%)	0.87%	0.86%	(0.46%)	113%	$579,389
Year Ended 12/31/2017	$21.95	18.78%	0.91%	0.91%	(0.42%)	114%	$644,746
Year Ended 12/31/2016	$18.48	6.64%	0.98%	0.94%	(0.25%)	90%	$611,339
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$37.81	10.27%	1.12%(c),(d)	1.12%(c),(d)	(0.90%)(c)	32%	$17,283
Year Ended 12/31/2020	$34.29	38.43%	1.13%	1.12%	(0.77%)	63%	$15,870
Year Ended 12/31/2019	$24.77	20.95%	1.13%	1.12%	(0.62%)	90%	$11,277
Year Ended 12/31/2018	$20.48	(4.88%)	1.12%	1.11%	(0.70%)	113%	$8,375
Year Ended 12/31/2017	$21.53	18.49%	1.16%	1.16%	(0.67%)	114%	$7,101
Year Ended 12/31/2016	$18.17	6.38%	1.23%	1.19%	(0.50%)	90%	$5,031

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Variable Portfolio – Partners Small Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

18 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.85% of the Fund's average daily net assets.

Subadvisory agreements

The Investment Manager has entered into Subadvisory Agreements with Scout Investments, Inc. and Wells Capital Management Incorporated, each of which subadvises a portion of the assets of the Fund. Prior to May 1, 2021, BMO Asset Management Corp. served as a subadviser to the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board of Trustees. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

20 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual through April 30, 2022
Class 1	0.87%
Class 2	1.12

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $248,989,185 and $414,435,020, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	1,010,000	0.70	10

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

22 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 8. Significant risks

Health care sector risk

The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Information technology sector risk

The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	23

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Small- and mid-cap company risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

24 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Small Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Scout Investments, Inc. and Wells Capital Management Incorporated (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

26 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	27

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally, and the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other

28 Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2021	29

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Variable Portfolio – Partners Small Cap Growth Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3046 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

COLUMBIA VARIABLE PORTFOLIO – GLOBAL STRATEGIC INCOME FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	6
Portfolio of Investments.................................................................................................................................................	7
Statement of Assets and Liabilities ..................................................................................................................................	28
Statement of Operations................................................................................................................................................	29
Statement of Changes in Net Assets ................................................................................................................................	30
Financial Highlights.......................................................................................................................................................	32
Notes to Financial Statements .......................................................................................................................................	34
Liquidity Risk Management Program .................................................................................................................................	49
Approval of Management Agreement ................................................................................................................................	49

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with high total return through income and growth of capital.

Portfolio management

Adrian Hilton Co-Portfolio Manager

Managed Fund since October 2020

Ryan Staszewski, CFA Co-Portfolio Manager Managed Fund since 2018

David Janssen, CFA

Co-Portfolio Manager

Managed Fund since March 2021

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	1.49	9.12	1.95	0.91
Class 2	05/03/10	1.27	8.75	1.69	0.66
Class 3	05/01/96	1.37	8.92	1.84	0.78
Bloomberg Barclays Global
Aggregate Hedged USD Index		-1.52	0.08	2.98	3.87
Bloomberg Barclays Global
Credit Hedged USD Index		-1.04	3.11	4.46	4.83

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Bloomberg Barclays Global Aggregate Hedged USD Index provides a broad-based measure of global investment- grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt, and global Treasury, and it is hedged back to the US dollar.

The Bloomberg Barclays Global Credit Hedged USD Index measures the global investment grade local currency corporate and government-related bond markets.

The "Bloomberg Barclays" indices will be re-branded as the "Bloomberg" indices effective August 24, 2021.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Quality breakdown (%) (at June 30, 2021)
AAA rating	2.0
AA rating	2.8
A rating	8.9
BBB rating	36.4
BB rating	21.3
B rating	15.6
CCC rating	4.1
Not rated	8.9
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

4 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

FUND AT A GLANCE (continued)

(Unaudited)

Country breakdown (%) (at June 30, 2021)
Angola	0.2
Australia	0.7
Belarus	0.2
Belgium	0.5
Bermuda	2.1
Brazil	0.2
Canada	0.6
Cayman Islands	0.5
Chile	0.2
China	0.4
Colombia	1.3
Costa Rica	0.2
Denmark	0.3
Dominican Republic	1.1
Egypt	0.4
El Salvador	0.2
France	1.3
Germany	3.0
Ghana	0.4
Greece	0.1
Guatemala	0.2
India	1.1
Indonesia	1.3
Ireland	0.6
Isle of Man	0.3
Italy	1.7
Ivory Coast	0.5
Jersey	0.2
Kazakhstan	0.3
Liberia	0.2
Luxembourg	0.9
Malaysia	0.2
Mauritius	0.5
Mexico	1.4
Netherlands	3.0
Panama	0.6
Paraguay	0.2
Poland	0.0(a)

Country breakdown (%) (at June 30, 2021)
Qatar	1.2
Romania	0.4
Russian Federation	0.2
Saudi Arabia	0.9
South Africa	0.2
Spain	0.5
Sweden	1.5
Switzerland	0.5
Turkey	0.7
Ukraine	0.3
United Arab Emirates	1.0
United Kingdom	7.8
United States(b)	57.0
Virgin Islands	0.7
Total	100.0

(a)Rounds to zero.

(b)Includes investments in Money Market Funds.

Country breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2021, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Market exposure through derivatives investments (% of notional exposure) (at June 30, 2021)(a)

	Long	Short	Net
Fixed Income Derivative Contracts	2.0	(49.6)	(47.6)
Foreign Currency Derivative Contracts	—	(52.4)	(52.4)
Total Notional Market Value of Derivative
Contracts	2.0	(102.0)	(100.0)

(a)The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	5

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,014.90	1,021.77	3.05	3.06	0.61
Class 2	1,000.00	1,000.00	1,012.70	1,020.53	4.29	4.31	0.86
Class 3	1,000.00	1,000.00	1,013.70	1,021.12	3.69	3.71	0.74

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 4.3%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Cayman Islands 0.5%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470%
04/16/2031	1.654%	500,000	497,384

United States 3.8%
Conn's Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	361,695	362,190
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	62,473	62,539
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	300,000	310,576
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	603,062
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	700,000	702,118
Lendingpoint Asset Securitization Trust(a)
Series 2019-1 Class C
08/15/2025	4.504%	385,501	387,279
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	400,000	399,512
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090%
Floor 1.090%
01/15/2030	1.274%	250,000	250,002
Upstart Securitization Trust(a)
Subordinated Series 2019-1 Class C
04/20/2026	5.130%	421,724	427,713
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	600,000	618,811

Total			4,123,802

Total Asset-Backed Securities — Non-Agency
(Cost $4,587,318)			4,621,186

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.7%
United Kingdom 0.5%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP 280,018	518,143

Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
United States 4.2%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700%
Floor 1.700%
09/15/2034	1.773%	500,000	498,126
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	600,000	646,704
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	500,000	535,470
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.469%	300,000	269,088
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741%
Floor 3.741%
11/15/2036	3.814%	100,000	100,250
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	750,000	671,805
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	260,000	198,496
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	300,000	261,661
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	550,000	556,764
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	500,000	509,235
Series 2020-SFR1 Class F
04/17/2037	3.431%	100,000	101,049
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	200,000	204,180

Total			4,552,828

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $4,887,591)			5,070,971

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Convertible Bonds 0.0%

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		29,000	29,594

Total Convertible Bonds
(Cost $27,338)				29,594

Corporate Bonds & Notes(c) 55.7%
Australia 0.7%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	384,902
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	250,000	336,611

Total				721,513

Belgium 0.5%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	241,596
House of Finance NV (The)(a)
07/15/2026	4.375%	EUR	100,000	120,637
Solvay SA(e)
12/31/2049	2.500%	EUR	100,000	122,415

Total				484,648

Bermuda 0.9%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	560,434
05/15/2048	5.300%		345,000	448,399

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
GFL Environmental, Inc.(a)
06/01/2025	4.250%	15,000	15,618
08/01/2025	3.750%	30,000	30,820
12/15/2026	5.125%	17,000	17,983
08/01/2028	4.000%	41,000	40,520
09/01/2028	3.500%	33,000	33,001
06/15/2029	4.750%	39,000	40,524
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	23,000	23,109
04/01/2029	6.125%	37,000	39,418
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	51,000	55,593
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	41,000	41,940
Videotron Ltd.(a)
06/15/2029	3.625%	20,000	20,292

Total			552,249

Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(g)
09/15/2024	6.500%	22,565	22,630

China 0.4%
JD.com, Inc.
01/14/2030	3.375%	200,000	213,618
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	200,000	194,998

Total			408,616

Denmark 0.3%

Total			1,008,833	Danske Bank A/S(a),(e)
Canada 0.5%				Subordinated
				05/15/2031	1.000%	EUR	100,000	118,719
1011778 BC ULC/New Red Finance, Inc.(a)
				Nykredit Realkredit AS(a)
04/15/2025	5.750%	24,000	25,416
				01/17/2028	0.375%	EUR	200,000	234,334
1011778 BC ULC/New Red Finance, Inc.(a),(f)

				Total				353,053
01/15/2028	3.875%	53,000	53,663

Bausch Health Companies, Inc.(a)				France 1.0%
06/01/2028	4.875%	12,000	12,272	Altice France SA(a)
Bombardier, Inc.(a)				02/01/2027	8.125%		28,000	30,485
10/15/2022	6.000%	5,000	5,008	01/15/2028	5.500%		41,000	42,435
12/01/2024	7.500%	18,000	18,837	07/15/2029	5.125%		39,000	39,446
03/15/2025	7.500%	14,000	14,417	Banijay Entertainment SASU(a)
04/15/2027	7.875%	50,000	51,832	03/01/2025	3.500%	EUR	100,000	119,761

Clarios Global LP(a)	6.750%	10,000	10,669	Cab SELAS(a)
05/15/2025				02/01/2028	3.375%	EUR	100,000	118,130

Encana Corp.	6.500%	1,000	1,317	Casino Guichard Perrachon SA(a)
08/15/2034				01/15/2026	6.625%	EUR	100,000	125,323

				Elis SA(a)
				04/11/2024	1.750%	EUR	100,000	121,325
The accompanying Notes to Financial Statements are an integral part of this statement.
8				Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	121,391
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	117,982
Louvre Bidco SAS(a)
09/30/2024	4.250%	EUR	100,000	118,816
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	121,095
SPCM SA(a)
09/15/2025	4.875%		29,000	29,684

Total				1,105,873

Germany 2.5%
ADLER Real Estate AG(a)
02/06/2024	2.125%	EUR	100,000	119,143
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	375,623
Bayer AG(a)
01/06/2030	1.125%	EUR	300,000	365,350
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	119,897
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	421,350
Deutsche Bank AG(a),(e)
11/19/2030	1.750%	EUR	100,000	125,268
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	120,707
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	121,966
IHO Verwaltungs GmbH(a),(g)
09/15/2026	4.750%		12,000	12,315
05/15/2029	6.375%		15,000	16,380
INEOS Styrolution Group GmbH(a)
01/16/2027	2.250%	EUR	100,000	117,095
Novelis Sheet Ingot GmbH(a)
04/15/2029	3.375%	EUR	100,000	121,676
PCF GmbH(a)
04/15/2026	4.750%	EUR	100,000	120,978
Platin 1426 GmbH(a)
06/15/2023	5.375%	EUR	100,000	119,496
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	130,738
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	100,000	122,350
TK Elevator Midco GmbH(a)
07/15/2027	4.375%	EUR	100,000	123,960

Total				2,654,292

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Greece 0.1%
Crystal Almond Sarl(a)
10/15/2024	4.250%	EUR	100,000	121,272

India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	414,707
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	291,781

Total				706,488

Ireland 0.6%
AIB Group PLC(a),(e)
Subordinated
05/30/2031	2.875%	EUR	120,000	152,159
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%		13,000	13,414
08/15/2027	5.250%		59,000	60,221
08/15/2027	5.250%		8,000	8,169
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	121,539
Endo Dac/Finance LLC/Finco, Inc.(a)
10/15/2024	5.875%		29,000	28,542
07/31/2027	9.500%		14,000	14,321
06/30/2028	6.000%		19,000	12,800
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		200,000	240,213

Total				651,378

Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	207,631
Playtech PLC(a)
10/12/2023	3.750%	EUR	100,000	120,228

Total				327,859

Italy 0.6%
Assicurazioni Generali SpA(a),(e)
Subordinated
06/08/2048	5.000%	EUR	100,000	143,772
Autostrade per l'Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	122,171
09/26/2029	1.875%	EUR	200,000	244,537
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	117,529

Total				628,009

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Jersey 0.2%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	100,000	121,984
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	120,847

Total				242,831

Liberia 0.2%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		59,000	60,854
03/15/2028	3.700%		24,000	22,988
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%		20,000	23,074
07/01/2026	4.250%		23,000	22,971
04/01/2028	5.500%		33,000	34,621

Total				164,508

Luxembourg 0.9%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	115,039
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	128,061
02/15/2028	6.000%		69,000	68,588
Cirsa Finance International Sarl(a)
12/20/2023	6.250%	EUR	100,000	120,374
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		85,000	87,671
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	123,612
Herens Holdco Sarl(a)
05/15/2028	4.750%		32,000	31,875
HSE Finance Sarl(a)
10/15/2026	5.625%	EUR	100,000	122,048
INEOS Group Holdings SA(a)
08/01/2024	5.625%		27,000	27,094
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		32,000	33,241
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	125,455

Total				983,058

Mauritius 0.5%
Network i2i Ltd.(a),(e)
12/31/2049	5.650%		450,000	480,457

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Netherlands 2.4%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%		21,000	22,969
03/31/2029	4.125%		30,000	31,254
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	219,480
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	31,415
Constellium NV(a)
02/15/2026	5.875%		80,000	82,364
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	120,479
06/15/2028	5.625%		15,000	16,115
04/15/2029	3.750%		33,000	32,689
Diebold Nixdorf Dutch Holding BV(a)
07/15/2025	9.000%	EUR	100,000	130,346
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	590,533
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%		30,000	32,704
OCI NV(a)
10/15/2025	3.625%	EUR	100,000	123,792
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	122,596
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	126,875
Repsol International Finance BV(a),(e)
12/31/2049	3.750%	EUR	100,000	126,875
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		66,000	69,960
Telefonica Europe BV(a),(e)
12/31/2049	3.875%	EUR	100,000	127,615
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	26,250
08/15/2027	8.500%		23,000	24,975
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	120,021
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	165,525
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		47,000	48,075
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		35,000	36,550
Ziggo BV(a)
01/15/2027	5.500%		103,000	107,037

Total				2,536,494

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Panama 0.2%
Carnival Corp.(a)
02/01/2026	10.125%	EUR	100,000	138,350
03/01/2026	7.625%		28,000	30,509
03/01/2027	5.750%		57,000	59,959
08/01/2027	9.875%		3,000	3,503

Total				232,321

Poland 0.0%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		15,000	15,271

Spain 0.5%
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	120,673
Grupo Antolin-Irausa SA(a)
04/30/2026	3.375%	EUR	100,000	119,270
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	301,086

Total				541,029

Sweden 1.4%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	475,126
Akelius Residential Property AB(a),(e)
10/05/2078	3.875%	EUR	100,000	125,539
Heimstaden Bostad AB(a),(e)
12/31/2049	3.375%	EUR	100,000	122,725
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	451,280
01/30/2027	1.125%	EUR	200,000	242,273
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	118,670

Total				1,535,613

Switzerland 0.5%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	150,000	167,438
Novartis Finance SA(a),(h)
09/23/2028	0.000%	EUR	200,000	234,286
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	124,548

Total				526,272

United Kingdom 7.1%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	142,570
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	258,217

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	138,633
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	125,995
BP Capital Markets PLC(a),(e)
12/31/2049	3.250%	EUR	200,000	253,466
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	323,490
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	399,704
Co-operative Group Holdings Ltd.(a),(e)
07/08/2026	7.500%	GBP	100,000	166,438
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	394,649
EC Finance PLC(a)
11/15/2022	2.375%	EUR	100,000	116,974
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	399,495
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	345,781
HSBC Bank PLC
Subordinated
03/24/2046	4.750%	GBP	75,000	144,372
HSBC Holdings PLC(e)
05/24/2032	2.804%		225,000	230,962
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	567,651
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	120,828
International Game Technology PLC(a)
07/15/2024	3.500%	EUR	100,000	124,372
02/15/2025	6.500%		14,000	15,664
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	125,672
NCL Finance Ltd.(a)
03/15/2028	6.125%		10,000	10,481
NGG Finance PLC(a),(e)
09/05/2082	2.125%	EUR	250,000	300,140
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	121,539
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	418,677
Sky PLC(a)
09/16/2024	3.750%		800,000	874,307
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	11

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
TalkTalk Telecom Group PLC(a)
02/20/2025	3.875%	GBP	100,000	136,445
UBS AG(a)
03/31/2031	0.500%	EUR	200,000	236,085
Very Group Funding PLC (The)(a)
11/15/2022	7.750%	GBP	100,000	139,215
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	120,218
Virgin Media Finance PLC(a)
07/15/2030	5.000%		35,000	35,285
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%		31,000	32,013
04/15/2027	5.000%	GBP	100,000	143,913
05/15/2029	5.500%		33,000	35,465
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	137,001
01/31/2031	4.250%		56,000	55,084
Vodafone Group PLC(a),(e)
10/03/2078	4.200%	EUR	100,000	133,248
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	312,136

Total				7,636,185

United States 32.5%
AbbVie, Inc.
06/01/2029	2.125%	EUR	250,000	332,690
06/15/2044	4.850%		70,000	88,960
11/21/2049	4.250%		175,000	209,823
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		6,000	6,421
04/15/2029	5.000%		9,000	9,427
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%		12,000	13,312
AG Issuer LLC(a)
03/01/2028	6.250%		10,000	10,529
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%		19,000	20,471
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		71,000	75,720
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		25,000	25,369
10/15/2027	6.750%		54,000	56,777
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	33,880
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		47,000	49,897
04/20/2029	5.750%		35,455	38,342

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
American Axle & Manufacturing, Inc.
03/15/2026	6.250%		33,000	34,032
04/01/2027	6.500%		2,000	2,119
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		64,000	65,559
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		805,000	1,018,253
Apache Corp.
11/15/2025	4.625%		15,000	16,164
11/15/2027	4.875%		19,000	20,599
09/01/2040	5.100%		11,000	11,551
02/01/2042	5.250%		16,000	16,934
04/15/2043	4.750%		32,000	33,266
01/15/2044	4.250%		11,000	10,804
Apergy Corp.
05/01/2026	6.375%		19,000	19,925
Appalachian Power Co.
05/15/2044	4.400%		400,000	473,884
APX Group, Inc.
12/01/2022	7.875%		45,000	45,167
09/01/2023	7.625%		47,000	48,288
11/01/2024	8.500%		53,000	55,437
Aramark Services, Inc.(a)
05/01/2025	6.375%		11,000	11,685
02/01/2028	5.000%		16,000	16,728
Arches Buyer, Inc.(a)
06/01/2028	4.250%		11,000	10,936
12/01/2028	6.125%		7,000	7,236
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		26,000	27,122
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	2.000%	EUR	100,000	118,969
09/01/2029	4.000%		64,000	63,517
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		14,000	14,451
Ascend Learning LLC(a)
08/01/2025	6.875%		25,000	25,482
08/01/2025	6.875%		24,000	24,430
ASGN, Inc.(a)
05/15/2028	4.625%		31,000	32,451
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	120,081
AssuredPartners, Inc.(a)
01/15/2029	5.625%		28,000	28,057
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	144,268
AT&T, Inc.(a)
09/15/2055	3.550%		428,000	428,865
12/01/2057	3.800%		369,000	385,605

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Avantor Funding, Inc.(a)
07/15/2028	3.875%	EUR	100,000	124,987
07/15/2028	4.625%		35,000	36,938
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/01/2029	5.375%		10,000	10,413
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		24,000	23,460
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		14,000	14,678
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		8,000	8,433
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%		43,000	44,061
11/01/2025	5.500%		37,000	37,961
04/01/2026	9.250%		35,000	38,064
01/31/2027	8.500%		72,000	78,258
01/30/2028	5.000%		19,000	18,054
02/15/2029	5.000%		13,000	12,119
02/15/2029	6.250%		36,000	35,601
01/30/2030	5.250%		20,000	18,659
02/15/2031	5.250%		36,000	33,598
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		21,000	22,025
05/15/2029	4.125%		23,000	22,889
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	470,061
06/06/2027	3.700%		333,000	370,152
Becton Dickinson Euro Finance Sarl
02/12/2036	1.213%	EUR	100,000	117,451
Berry Global, Inc.
07/15/2023	5.125%		20,000	20,021
Black Knight InfoServ LLC(a)
09/01/2028	3.625%		30,000	29,885
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		16,000	16,315
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%		9,000	9,633
03/01/2026	9.125%		6,000	6,330
Boyd Gaming Corp.(a)
06/01/2025	8.625%		10,000	11,014
06/15/2031	4.750%		39,000	40,546
Boyd Gaming Corp.
12/01/2027	4.750%		22,000	22,768
Boyne USA, Inc.(a)
05/15/2029	4.750%		9,000	9,322
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%		71,000	78,471
Broadcom, Inc.(a)
04/15/2034	3.469%		79,000	83,614

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	35,000	35,688
BWAY Holding Co.(a)
04/15/2024	5.500%	44,000	44,356
BWX Technologies, Inc.(a)
06/30/2028	4.125%	25,000	25,478
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	9,000	9,424
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	54,000	54,695
Callon Petroleum Co.
10/01/2024	6.125%	14,000	13,797
07/01/2026	6.375%	103,000	99,407
Callon Petroleum Co.(a),(i)
08/01/2028	8.000%	23,000	23,251
Calpine Corp.(a)
06/01/2026	5.250%	15,000	15,428
02/15/2028	4.500%	33,000	33,653
02/01/2029	4.625%	5,000	4,940
Camelot Finance SA(a)
11/01/2026	4.500%	21,000	21,958
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	21,000	21,030
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	8,000	8,363
03/01/2028	2.375%	EUR 100,000	119,048
02/15/2029	3.125%	10,000	9,692
CCM Merger, Inc.(a)
05/01/2026	6.375%	23,000	24,169
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	57,681
03/01/2030	4.750%	111,000	117,292
08/15/2030	4.500%	36,000	37,552
02/01/2031	4.250%	75,000	76,440
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	23,000	24,642
CDK Global, Inc.
06/01/2027	4.875%	21,000	22,247
Cedar Fair LP/Canada's Wonderland Co./Magnum		Management Corp.
06/01/2024	5.375%	17,000	17,180
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium
Operations LLC(a)
05/01/2025	5.500%	27,000	28,231
10/01/2028	6.500%	13,000	14,027
Cengage Learning, Inc.(a)
06/15/2024	9.500%	24,000	24,582
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	13

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Centene Corp.
12/15/2029	4.625%	27,000	29,722
02/15/2030	3.375%	27,000	28,218
10/15/2030	3.000%	54,000	55,498
CenturyLink, Inc.
03/15/2022	5.800%	78,000	80,334
04/01/2025	5.625%	73,000	79,150
CenturyLink, Inc.(a)
12/15/2026	5.125%	26,000	27,013
02/15/2027	4.000%	16,000	16,320
CFX Escrow Corp.(a)
02/15/2026	6.375%	9,000	9,515
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	30,000	30,477
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	10,356
03/15/2029	3.750%	13,000	13,172
03/15/2031	4.000%	10,000	10,390
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	155,000	190,065
03/01/2050	4.800%	230,000	264,984
04/01/2061	3.850%	60,000	58,980
12/01/2061	4.400%	25,000	26,889
Cheniere Energy Partners LP
10/01/2026	5.625%	39,000	40,463
10/01/2029	4.500%	8,000	8,600
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	24,000	25,094
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	35,000	36,923
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	38,000	40,164
03/15/2026	8.000%	24,000	25,863
03/15/2027	5.625%	10,000	10,671
04/15/2029	6.875%	31,000	32,553
04/01/2030	6.125%	16,000	16,240
Cinemark USA, Inc.(a)
05/01/2025	8.750%	36,000	39,388
03/15/2026	5.875%	40,000	41,956
07/15/2028	5.250%	16,000	16,407
Citigroup, Inc.(e)
06/03/2031	2.572%	225,000	231,230
05/01/2032	2.561%	116,000	118,176
Clarivate Science Holdings Corp.(a)
06/30/2028	3.875%	20,000	20,112
06/30/2029	4.875%	31,000	31,809
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	55,000	57,609
06/01/2029	7.500%	33,000	34,184

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	45,000	46,034
Clearway Energy Operating LLC
09/15/2026	5.000%	31,000	31,862
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	21,000	22,031
02/15/2031	3.750%	87,000	86,268
CMS Energy Corp.
11/15/2025	3.600%	682,000	744,163
CNX Resources Corp.(a)
03/14/2027	7.250%	37,000	39,672
01/15/2029	6.000%	9,000	9,730
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	11,000	11,591
07/01/2025	6.250%	44,000	46,672
07/01/2027	8.125%	39,000	43,400
Commercial Metals Co.
02/15/2031	3.875%	5,000	5,039
CommScope Technologies LLC(a)
06/15/2025	6.000%	29,000	29,625
Comstock Resources, Inc.(a)
03/01/2029	6.750%	20,000	21,303
01/15/2030	5.875%	12,000	12,253
Core & Main LP(a)
08/15/2025	6.125%	63,000	64,260
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	19,000	19,688
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	66,000	68,291
05/01/2029	5.000%	12,000	12,586
CSC Holdings LLC(a)
02/01/2028	5.375%	66,000	69,758
01/15/2030	5.750%	23,000	23,927
12/01/2030	4.125%	92,000	91,690
12/01/2030	4.625%	41,000	40,215
02/15/2031	3.375%	36,000	34,008
CSX Corp.
11/01/2046	3.800%	205,000	231,956
CVS Health Corp.
03/25/2048	5.050%	270,000	351,125
DCP Midstream Operating LP
05/15/2029	5.125%	28,000	30,959
04/01/2044	5.600%	33,000	36,295
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	32,881
Delta Air Lines, Inc.
01/15/2026	7.375%	29,000	34,036

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	45,000	50,079
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	25,000	16,198
08/15/2027	6.625%	22,000	10,790
DISH DBS Corp.
07/01/2026	7.750%	68,000	76,975
DISH DBS Corp.(a)
06/01/2029	5.125%	83,000	82,033
DT Midstream, Inc.(a)
06/15/2029	4.125%	24,000	24,366
06/15/2031	4.375%	20,000	20,391
DTE Energy Co.
06/01/2024	3.500%	750,000	801,466
10/01/2026	2.850%	490,000	522,358
Duke Energy Corp.
09/01/2046	3.750%	345,000	367,836
Dycom Industries, Inc.(a)
04/15/2029	4.500%	23,000	23,233
Element Solutions, Inc.(a)
09/01/2028	3.875%	45,000	45,902
Emera US Finance LP
06/15/2046	4.750%	620,000	740,009
Encompass Health Corp.
02/01/2028	4.500%	13,000	13,488
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	4,000	4,286
01/30/2028	5.750%	30,000	31,987
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	29,000	28,425
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	17,000	17,024
Enterprise Products Operating LLC
01/31/2060	3.950%	120,000	133,407
EQM Midstream Partners LP(a)
07/01/2025	6.000%	23,000	25,013
07/01/2027	6.500%	28,000	31,215
01/15/2029	4.500%	24,000	24,422
01/15/2031	4.750%	51,000	52,552
EQT Corp.
10/01/2027	3.900%	41,000	43,930
01/15/2029	5.000%	21,000	23,426
EQT Corp.(e)
02/01/2030	8.750%	30,000	39,035
EQT Corp.(a)
05/15/2031	3.625%	19,000	19,875
Everi Holdings, Inc.(a),(i)
07/15/2029	5.000%	4,000	4,000

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
FedEx Corp.
04/01/2046	4.550%		200,000	242,119
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	341,097
Fiserv, Inc.
07/01/2027	1.125%	EUR	200,000	247,778
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,307,379
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		31,000	32,292
Ford Motor Co.
04/21/2023	8.500%		11,000	12,275
04/22/2025	9.000%		11,000	13,555
04/22/2030	9.625%		4,000	5,734
01/15/2043	4.750%		28,000	29,820
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	95,374
11/13/2025	3.375%		18,000	18,665
11/25/2025	2.330%	EUR	100,000	122,569
01/08/2026	4.389%		22,000	23,747
08/17/2027	4.125%		107,000	113,566
02/16/2028	2.900%		20,000	19,957
11/13/2030	4.000%		10,000	10,490
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	39,707
03/15/2043	5.450%		64,000	78,244
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		44,000	43,711
03/01/2028	6.125%		62,000	63,307
Gartner, Inc.(a)
07/01/2028	4.500%		28,000	29,600
06/15/2029	3.625%		15,000	15,240
Gates Global LLC/Co.(a)
01/15/2026	6.250%		21,000	22,022
Georgia Power Co.
03/15/2042	4.300%		75,000	88,846
Goldman Sachs Group, Inc. (The)(e)
05/01/2029	4.223%		170,000	194,084
Goldman Sachs Group, Inc. (The)(a)
03/18/2033	1.000%	EUR	150,000	178,264
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%		29,000	30,308
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	353,018
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		49,000	48,172
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		25,741	27,627
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	15

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	14,000	14,472
HCA, Inc.
02/01/2025	5.375%	48,000	54,141
09/01/2028	5.625%	20,000	23,722
02/01/2029	5.875%	34,000	41,071
09/01/2030	3.500%	48,000	51,105
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	37,000	36,295
Herc Holdings, Inc.(a)
07/15/2027	5.500%	33,000	34,798
Hightower Holding LLC(a)
04/15/2029	6.750%	32,000	32,639
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	11,000	11,689
02/01/2029	5.750%	21,000	21,892
02/01/2031	6.000%	22,000	23,311
Hillenbrand, Inc.
06/15/2025	5.750%	7,000	7,510
03/01/2031	3.750%	19,000	18,858
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	14,000	14,745
02/15/2032	3.625%	19,000	18,768
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	36,000	36,912
Hospitality Properties Trust
03/15/2024	4.650%	16,000	16,286
HT Troplast GmbH(a)
07/15/2025	9.250%	EUR 100,000	131,272
HUB International Ltd.(a)
05/01/2026	7.000%	50,000	51,843
IAA Spinco, Inc.(a)
06/15/2027	5.500%	22,000	23,087
iHeartCommunications, Inc.
05/01/2026	6.375%	17,082	18,173
05/01/2027	8.375%	75,385	80,875
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	12,000	12,561
01/15/2028	4.750%	25,000	25,768
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	28,000	31,257
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	16,000	16,778
Ingevity Corp.(a)
11/01/2028	3.875%	38,000	37,920
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	46,000	49,718

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Interface, Inc.(a)
12/01/2028	5.500%		6,000	6,284
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	119,423
IRB Holding Corp.(a)
06/15/2025	7.000%		27,000	29,154
02/15/2026	6.750%		113,000	117,043
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%		17,000	17,340
Iron Mountain, Inc.(a)
07/15/2028	5.000%		20,000	20,754
07/15/2030	5.250%		28,000	29,651
ITT Holdings LLC(a),(i)
08/01/2029	6.500%		25,000	25,470
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2028	5.000%		13,000	14,087
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%		19,000	19,389
JPMorgan Chase & Co.(a),(e)
07/25/2031	1.001%	EUR	200,000	243,681
JPMorgan Chase & Co.(e)
04/22/2032	2.580%		490,000	503,421
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%		40,000	41,179
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		81,000	83,100
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	126,237
Kinder Morgan, Inc.
02/15/2046	5.050%		90,000	109,197
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	516,064
Kraft Heinz Foods Co.
06/01/2046	4.375%		505,000	572,325
Kroger Co. (The)
01/15/2048	4.650%		10,000	12,260
L Brands, Inc.(a)
07/01/2025	9.375%		7,000	9,043
10/01/2030	6.625%		10,000	11,567
L Brands, Inc.
06/15/2029	7.500%		9,000	10,598
11/01/2035	6.875%		34,000	43,093
07/01/2036	6.750%		26,000	32,602
Subordinated
03/01/2033	6.950%		33,000	40,014

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	36,000	36,173
10/01/2025	5.250%	50,000	50,905
02/01/2027	4.250%	22,000	22,030
06/15/2029	4.750%	48,000	47,990
Lamar Media Corp.
02/15/2028	3.750%	14,000	14,242
01/15/2029	4.875%	14,000	14,769
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	17,000	17,583
11/01/2026	4.875%	25,000	25,844
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	14,000	14,355
Leeward Renewable Energy Operations LLC(a),(i)
07/01/2029	4.250%	10,000	10,160
Level 3 Financing, Inc.(a)
01/15/2029	3.625%	22,000	21,257
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	30,000	33,293
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	51,000	52,871
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	20,000	20,326
Macy's Retail Holdings LLC(a)
04/01/2029	5.875%	12,000	12,898
Madison IAQ LLC(a)
06/30/2028	4.125%	13,000	13,128
06/30/2029	5.875%	41,000	41,720
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	31,000	31,734
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	10,000	10,139
Matador Resources Co.
09/15/2026	5.875%	91,000	93,733
Match Group, Inc.(a)
02/15/2029	5.625%	6,000	6,514
Mattel, Inc.(a)
04/01/2026	3.375%	14,000	14,514
12/15/2027	5.875%	28,000	30,528
04/01/2029	3.750%	43,000	44,706
Mattel, Inc.
11/01/2041	5.450%	14,000	16,169
Medtronic Global Holdings SCA
10/15/2040	1.375%	EUR 150,000	181,316
Meritage Homes Corp.(a)
04/15/2029	3.875%	34,000	35,184
MGIC Investment Corp.
08/15/2028	5.250%	5,000	5,301

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	18,000	19,225
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	20,000	21,360
02/01/2027	5.750%	18,000	20,090
Microchip Technology, Inc.
09/01/2025	4.250%	27,000	28,358
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	46,000	46,079
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	50,580	55,689
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	19,000	19,766
Moog, Inc.(a)
12/15/2027	4.250%	18,000	18,636
Nabors Industries Ltd.(a)
01/15/2026	7.250%	17,000	16,664
Navient Corp.
06/15/2022	6.500%	40,000	41,710
03/15/2028	4.875%	24,000	24,125
NCL Corp Ltd.(a)
03/15/2026	5.875%	17,000	17,808
NCR Corp.(a)
04/15/2025	8.125%	20,000	21,836
09/01/2027	5.750%	21,000	22,133
10/01/2028	5.000%	49,000	50,638
04/15/2029	5.125%	28,000	28,889
10/01/2030	5.250%	20,000	20,805
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	31,000	32,350
Netflix, Inc.
04/15/2028	4.875%	56,000	65,087
11/15/2028	5.875%	17,000	20,884
05/15/2029	6.375%	3,000	3,825
Netflix, Inc.(a)
05/15/2029	4.625%	EUR 100,000	148,122
11/15/2029	5.375%	24,000	29,156
06/15/2030	4.875%	40,000	47,557
Newell Brands, Inc.
06/01/2025	4.875%	11,000	12,188
Newfield Exploration Co.
07/01/2024	5.625%	3,000	3,339
01/01/2026	5.375%	21,000	23,679
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	28,000	30,339
NFP Corp.(a)
08/15/2028	4.875%	30,000	30,492
08/15/2028	6.875%	93,000	98,260
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	17

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)				Corporate Bonds & Notes(c) (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)				Par Pharmaceutical, Inc.(a)
10/01/2028	5.625%	13,000	13,732	04/01/2027	7.500%	35,000	35,792
07/15/2029	4.500%	20,000	20,043	Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
07/15/2031	4.750%	24,000	24,070
				10/01/2028	5.875%	30,000	31,925

NiSource, Inc.				Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2047	4.375%	93,000	111,245
				05/15/2029	4.875%	25,000	25,881

Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	15,000	15,003
Novelis Corp.(a)
09/30/2026	5.875%	93,000	96,826
01/30/2030	4.750%	43,000	45,137
Novolex(a)
01/15/2025	6.875%	15,000	15,281
NRG Energy, Inc.
01/15/2027	6.625%	61,000	63,148
NRG Energy, Inc.(a)
02/15/2029	3.375%	20,000	19,589
02/15/2031	3.625%	46,000	45,175
NuStar Logistics LP
02/01/2022	4.750%	14,000	14,141
10/01/2025	5.750%	18,000	19,583
06/01/2026	6.000%	17,000	18,496
04/28/2027	5.625%	46,000	49,248
10/01/2030	6.375%	14,000	15,465
Occidental Petroleum Corp.
08/15/2024	2.900%	87,000	88,960
07/15/2025	8.000%	48,000	57,568
08/15/2029	3.500%	37,000	37,135
09/01/2030	6.625%	56,000	67,360
01/01/2031	6.125%	23,000	27,045
05/01/2031	7.500%	13,000	16,390
09/15/2036	6.450%	17,000	20,315
03/15/2046	6.600%	40,000	47,503
04/15/2046	4.400%	23,000	22,205
Oracle Corp.
04/01/2050	3.600%	95,000	97,608
03/25/2061	4.100%	233,000	258,217
Organon Finance 1 LLC(a)
04/30/2031	5.125%	55,000	56,655
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	5,000	5,367
02/01/2028	7.250%	17,000	18,587
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	11,398
01/15/2029	4.250%	15,000	15,081
03/15/2030	4.625%	14,000	14,192
Ovintiv, Inc.
11/01/2031	7.200%	5,000	6,592
Pacific Gas and Electric Co.
07/01/2050	4.950%	105,000	108,156
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,203,411
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	38,000	39,482
Penn National Gaming, Inc.(a),(i)
07/01/2029	4.125%	19,000	18,978
Performance Food Group, Inc.(a)
05/01/2025	6.875%	7,000	7,497
10/15/2027	5.500%	34,000	35,778
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	32,000	33,230
02/15/2029	7.750%	8,000	8,824
PG&E Corp.
07/01/2028	5.000%	25,000	25,299
Pilgrim's Pride Corp.(a)
09/30/2027	5.875%	29,000	30,929
04/15/2031	4.250%	79,000	81,890
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	1,033,601
Plantronics, Inc.(a)
03/01/2029	4.750%	80,000	79,347
Playtika Holding Corp.(a)
03/15/2029	4.250%	24,000	24,023
Post Holdings, Inc.(a)
03/01/2027	5.750%	41,000	42,938
01/15/2028	5.625%	12,000	12,750
04/15/2030	4.625%	67,000	68,188
09/15/2031	4.500%	48,000	47,910
PQ Corp.(a)
12/15/2025	5.750%	38,000	38,982
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	14,801
04/01/2031	3.750%	15,000	14,491
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	24,000	24,005
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	57,914
PTC, Inc.(a)
02/15/2028	4.000%	11,000	11,359
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	32,000	34,216

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	14,841
Quicken Loans, Inc.(a)
01/15/2028	5.250%	23,000	24,139
Radian Group, Inc.
03/15/2025	6.625%	2,000	2,260
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	25,000	25,871
09/15/2028	6.500%	45,000	47,266
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	12,000	12,446
Resideo Funding, Inc.(a)
11/01/2026	6.125%	31,000	32,697
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	14,000	14,070
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	17,000	17,176
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	23,000	23,354
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	37,000	38,648
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	7,000	8,322
09/01/2025	7.375%	12,000	13,044
SBA Communications Corp.
09/01/2024	4.875%	39,000	39,683
Scientific Games International, Inc.(a)
07/01/2025	8.625%	21,000	22,983
10/15/2025	5.000%	34,000	35,098
03/15/2026	8.250%	63,000	67,654
05/15/2028	7.000%	13,000	14,202
11/15/2029	7.250%	43,000	48,503
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	6,000	5,953
01/15/2031	5.375%	11,000	10,971
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	21,000	21,744
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	9,000	9,450
Select Medical Corp.(a)
08/15/2026	6.250%	39,000	41,545
Sempra Energy
06/15/2024	3.550%	465,000	500,505
06/15/2027	3.250%	260,000	282,018
Service Properties Trust
10/01/2024	4.350%	7,000	7,061
12/15/2027	5.500%	10,000	10,664

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	39,031
04/01/2029	4.750%		4,000	4,104
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		28,000	29,258
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	119,355
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		19,000	19,179
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%		17,000	17,455
07/01/2030	4.125%		49,000	49,571
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%		21,000	21,205
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		13,000	14,010
SM Energy Co.
06/01/2025	5.625%		14,000	13,862
09/15/2026	6.750%		43,000	43,734
01/15/2027	6.625%		37,000	37,996
07/15/2028	6.500%		14,000	14,387
Southern Co. (The)
07/01/2046	4.400%		340,000	398,887
Spectrum Brands, Inc.
07/15/2025	5.750%		48,000	49,228
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	121,265
03/15/2031	3.875%		14,000	13,753
Springleaf Finance Corp.
03/15/2023	5.625%		21,000	22,469
10/01/2023	8.250%		33,000	37,350
Sprint Capital Corp.
11/15/2028	6.875%		81,000	103,919
Sprint Corp.
03/01/2026	7.625%		49,000	59,944
Square, Inc.(a)
06/01/2026	2.750%		8,000	8,139
06/01/2031	3.500%		17,000	17,151
SRS Distribution, Inc.(a)
07/01/2028	4.625%		18,000	18,413
07/01/2029	6.125%		34,000	35,072
Staples, Inc.(a)
04/15/2026	7.500%		28,000	29,011
04/15/2027	10.750%		7,000	7,140
Sunoco LP/Finance Corp.
02/15/2026	5.500%		37,000	38,125
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%		10,000	10,206
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	19

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	11,000	11,218
04/15/2027	10.000%	19,000	20,867
Switch Ltd.(a)
06/15/2029	4.125%	19,000	19,478
Syneos Health, Inc.(a)
01/15/2029	3.625%	12,000	11,875
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	21,000	21,872
01/15/2028	5.000%	64,000	67,601
03/01/2030	5.500%	62,000	68,158
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	25,000	27,056
01/15/2032	4.000%	21,000	21,614
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	21,000	23,702
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	240,000	309,477
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	15,000	15,794
06/01/2025	6.750%	27,000	27,456
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	28,000	30,208
02/01/2027	6.250%	54,000	56,428
11/01/2027	5.125%	74,000	77,547
06/15/2028	4.625%	10,000	10,287
10/01/2028	6.125%	67,000	71,292
Tenneco, Inc.(a)
01/15/2029	7.875%	39,000	44,040
04/15/2029	5.125%	20,000	20,574
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	25,000	26,470
01/15/2030	4.750%	28,000	28,758
T-Mobile USA, Inc.
02/15/2026	2.250%	11,000	11,096
02/01/2028	4.750%	43,000	46,047
02/15/2029	2.625%	44,000	43,463
02/15/2031	2.875%	24,000	23,802
04/15/2031	3.500%	8,000	8,267
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	11,000	11,352
TransDigm, Inc.(a)
12/15/2025	8.000%	30,000	32,409
03/15/2026	6.250%	108,000	113,919
01/15/2029	4.625%	29,000	29,089
05/01/2029	4.875%	29,000	29,304
TransDigm, Inc.
06/15/2026	6.375%	16,000	16,564
11/15/2027	5.500%	40,000	41,708

Corporate Bonds & Notes(c) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	41,000	41,986
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	15,225	14,826
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	79,032	77,116
TRI Pointe Group, Inc.
06/15/2028	5.700%	14,000	15,426
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	24,000	24,166
Uber Technologies, Inc.(a)
05/15/2025	7.500%	38,000	41,003
01/15/2028	6.250%	20,000	21,542
Union Pacific Corp.
08/15/2059	3.950%	200,000	232,380
United Airlines, Inc.(a)
04/15/2026	4.375%	17,000	17,599
04/15/2029	4.625%	19,000	19,680
United Rentals North America, Inc.
07/15/2030	4.000%	13,000	13,379
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	16,000	16,537
US Foods, Inc.(a)
02/15/2029	4.750%	16,000	16,319
USI, Inc.(a)
05/01/2025	6.875%	15,000	15,276
Verizon Communications, Inc.
03/22/2061	3.700%	309,000	331,412
Verscend Escrow Corp.(a)
08/15/2026	9.750%	47,000	49,573
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	21,000	21,662
Viking Cruises Ltd.(a)
05/15/2025	13.000%	2,000	2,352
09/15/2027	5.875%	26,000	25,686
02/15/2029	7.000%	8,000	8,350
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	7,000	7,124
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	14,000	14,445
02/15/2027	5.625%	48,000	49,881
07/31/2027	5.000%	11,000	11,292
05/01/2029	4.375%	24,000	24,127
VOC Escrow Ltd.(a)
02/15/2028	5.000%	8,000	8,104
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	56,000	57,833

The accompanying Notes to Financial Statements are an integral part of this statement.

20 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes(c) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Welbilt, Inc.
02/15/2024	9.500%		16,000	16,744
Wells Fargo & Co.
10/23/2026	3.000%		160,000	172,517
Wells Fargo & Co.(a),(e)
05/04/2030	1.741%	EUR	200,000	255,718
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		32,000	34,585
06/15/2028	7.250%		26,000	28,953
White Cap Buyer LLC(a)
10/15/2028	6.875%		30,000	32,003
Williams Companies, Inc. (The)
09/15/2045	5.100%		170,000	211,064
WR Grace & Co.(a)
06/15/2027	4.875%		29,000	30,737
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	32,288
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		7,000	7,542
Yum! Brands, Inc.(a)
04/01/2025	7.750%		5,000	5,450
01/15/2030	4.750%		16,000	17,312
Yum! Brands, Inc.
03/15/2031	3.625%		21,000	20,981
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		38,000	37,715

Total				34,887,380

Virgin Islands 0.2%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2024	5.125%		200,000	218,137

Total Corporate Bonds & Notes
(Cost $55,733,327)				59,746,269

Foreign Government Obligations(c),(j) 16.5%
Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	204,698

Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		200,000	194,436

Brazil 0.2%
Brazilian Government International Bond
01/27/2045	5.000%		200,000	202,575

Foreign Government Obligations(c),(j) (continued)

	Coupon		Principal
Issuer	Rate		Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		6,000	6,410
06/01/2027	5.250%		32,000	34,469
05/15/2029	4.250%		15,000	15,162

Total				56,041

Chile 0.2%
Chile Government International Bond
01/25/2050	3.500%		200,000	210,074

Colombia 1.2%
Colombia Government International Bond
01/30/2030	3.000%		800,000	783,893
04/15/2031	3.125%		200,000	195,682
Ecopetrol SA
04/29/2030	6.875%		300,000	362,017

Total				1,341,592

Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%		200,000	203,403

Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%		642,000	787,405
09/23/2032	4.875%		150,000	154,997
01/30/2060	5.875%		150,000	149,880

Total				1,092,282

Egypt 0.3%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	375,018

El Salvador 0.2%
El Salvador Government International Bond(a)
04/10/2032	8.250%		200,000	190,105

France 0.3%
Electricite de France SA(a)
12/09/2049	2.000%	EUR	100,000	127,828
Electricite de France SA(a),(e)
12/31/2049	6.000%	GBP	100,000	154,482

Total				282,310

Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	499,179

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	21

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(c),(j) (continued)				Foreign Government Obligations(c),(j) (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Ghana 0.4%				Mexico 1.3%
Ghana Government International Bond(a)
02/11/2027	6.375%	400,000	401,999

Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%	200,000	243,651

India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	203,385
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%	200,000	203,203

Total			406,588

Indonesia 1.3%

Petroleos Mexicanos
03/13/2027	6.500%		500,000	527,267
01/23/2030	6.840%		250,000	257,649
01/28/2031	5.950%		400,000	388,128
01/23/2050	7.690%		273,000	262,763

Total				1,435,807

Netherlands 0.5%
Stedin Holding NV(a),(e)
12/31/2049	3.250%	EUR	270,000	324,345
Syngenta Finance NV(a)
04/24/2028	5.182%		200,000	228,745

Total				553,090

Panama 0.4%

Indonesia Government International Bond(a)				Panama Government International Bond
01/08/2027	4.350%	400,000	452,723	01/23/2030	3.160%	200,000	209,548
01/15/2045	5.125%	200,000	247,988	07/23/2060	3.870%	200,000	204,298
Perusahaan Penerbit SBSN Indonesia III(a)
				Total			413,846
06/23/2025	2.300%	200,000	207,743
				Paraguay 0.2%
PT Indonesia Asahan Aluminium Persero(a)

11/15/2048	6.757%	200,000	259,262	Paraguay Government International Bond(a)
PT Saka Energi Indonesia(a)				03/30/2050	5.400%	200,000	233,688

05/05/2024	4.450%	200,000	187,474	Qatar 1.1%

Total			1,355,190	Qatar Government International Bond(a)
Italy 1.1%				03/14/2029	4.000%	400,000	460,403
				04/16/2030	3.750%	200,000	226,364

Italy Buoni Poliennali Del Tesoro(a)				04/23/2048	5.103%	250,000	331,983
03/15/2028	0.250%	EUR 1,000,000	1,173,909	Qatar Petroleum(a),(i)

Ivory Coast 0.5%				07/12/2031	2.250%	200,000	197,874

Ivory Coast Government International Bond(a)				Total			1,216,624
03/03/2028	6.375%	250,000	275,404	Romania 0.3%
06/15/2033	6.125%	200,000	210,792

				Romanian Government International Bond(a)
Total			486,196
				01/22/2024	4.875%	232,000	255,808

Kazakhstan 0.3%				02/14/2051	4.000%	116,000	121,778

KazMunayGas National Co. JSC(a)				Total			377,586
04/24/2030	5.375%	300,000	359,032	Russian Federation 0.2%

Malaysia 0.2%
				Russian Foreign Bond - Eurobond(a)
Petronas Capital Ltd.(a)				03/28/2035	5.100%	200,000	237,584
04/21/2030	3.500%	200,000	218,758	Saudi Arabia 0.9%

				Saudi Arabian Oil Co.(a)
				04/16/2029	3.500%	300,000	324,760
				Saudi Government International Bond(a)
				01/21/2055	3.750%	625,000	660,533

				Total			985,293

The accompanying Notes to Financial Statements are an integral part of this statement.

22 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(c),(j) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
South Africa 0.2%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	200,000	211,794

Turkey 0.7%
Turkey Government International Bond
03/25/2027	6.000%	250,000	255,202
02/17/2028	5.125%	300,000	291,198
01/14/2041	6.000%	200,000	180,867

Total			727,267

Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	206,740
Ukraine Government International Bond(a)
09/01/2026	7.750%	100,000	110,352

Total			317,092

United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	254,904
04/16/2050	3.875%	200,000	230,541
DP World PLC(a)
07/02/2037	6.850%	400,000	541,941

Total			1,027,386

Virgin Islands 0.5%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	265,421
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	220,117

Total			485,538

Total Foreign Government Obligations
(Cost $17,062,538)			17,719,631

Residential Mortgage-Backed Securities - Agency 1.0%
United States 1.0%
Federal National Mortgage Association(b),(k)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050%
Cap 6.050%
07/25/2049	5.959%	207,773	37,629
Federal National Mortgage Association(k)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	591,144	101,511
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450%
12/25/2033	5.467%	500,000	520,625

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Government National Mortgage Association(b),(k)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200%
Cap 6.200%
09/20/2047	6.107%	145,715	33,526
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100%
Cap 6.100%
11/20/2048	6.007%	117,916	21,353
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050%
Cap 6.050%
02/20/2049	5.957%	461,594	89,364
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050%
Cap 6.050%
02/20/2049	5.957%	448,233	109,593
Government National Mortgage Association(k)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	969,276	138,352
CMO Series 2021-9 Class MI
01/20/2051	2.500%	245,647	31,888

Total			1,083,841

Total Residential Mortgage-Backed Securities - Agency
(Cost $999,968)			1,083,841

Residential Mortgage-Backed Securities - Non-Agency 9.7%
Bermuda 1.2%
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750%
Floor 1.750%
03/25/2029	1.842%	1,000,000	1,003,553
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600%
Floor 1.600%
07/25/2029	1.692%	200,000	200,796

Total			1,204,349

United States 8.5%
Bayview Koitere Fund Trust(a),(d)
CMO Series 2020-LT1 Class A1
06/28/2035	2.135%	409,550	413,186
CIM Trust(a),(d)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	465,935	468,002
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800%
04/25/2029	1.892%	421,095	422,485
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	23

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800%
01/25/2030	1.892%	797,000	790,847
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600%
Floor 2.600%
05/25/2024	2.692%	538,178	541,300
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000%
09/25/2049	3.092%	400,000	404,492
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100%
04/25/2049	4.192%	500,000	516,993
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	441,267
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	219,758	219,830
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	268,708	267,108
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	412,467	420,122
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250%
Floor 5.250%
10/25/2030	5.342%	500,000	525,701
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000%
Floor 2.000%
03/27/2024	2.096%	164,375	162,936
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650%
08/25/2025	2.742%	1,000,000	998,466
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	144,141	144,140
RCO V Mortgage LLC(a),(d)
CMO Series 2020-1 Class A2
09/25/2025	5.389%	100,000	100,486

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	404,782
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	145,614	145,745
CMO Series 2019-1 Class A1
03/25/2022	4.458%	309,604	310,478
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	409,910
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	500,000	506,031
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	500,000	532,630

Total			9,146,937

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $10,249,245)			10,351,286

Senior Loans 0.0%
	Coupon	Principal
Borrower	Rate	Amount ($)	Value ($)
United States 0.0%
Cengage Learning, Inc.(b),(f),(l)
Term Loan
1-month USD LIBOR + 4.750%
Floor 1.000%
06/29/2026	5.750%	9,000	9,006

Total Senior Loans
(Cost $8,910)			9,006

Money Market Funds 5.2%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(m),(n)		5,618,060	5,617,498
Total Money Market Funds
(Cost $5,617,498)			5,617,498

Total Investments in Securities
(Cost $99,173,733)			104,249,282

Other Assets & Liabilities, Net			3,096,920

Net Assets			$107,346,202

At June 30, 2021, securities and/or cash totaling $504,440 were pledged as collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

24 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Investments in derivatives

Forward foreign currency exchange contracts

Currency to	Currency to						Settlement			Unrealized		Unrealized
be sold	be purchased	Counterparty						date	appreciation ($)		depreciation ($)
20,542,000 EUR	24,847,420 USD	UBS					07/23/2021			478,815		—
2,430,000 GBP	3,428,431 USD	UBS					07/23/2021			66,791		—
Total										545,606		—

Long futures contracts
		Number of		Expiration	Trading		Notional		Value/Unrealized		Value/Unrealized
Description		contracts		date	currency		amount		appreciation ($)		depreciation ($)
U.S. Treasury 10-Year Note		8		09/2021		USD	1,060,000			7,550		—

Short futures contracts
		Number of		Expiration	Trading		Notional		Value/Unrealized		Value/Unrealized
Description		contracts		date	currency		amount		appreciation ($)		depreciation ($)
U.S. Long Bond		(22)		09/2021	USD		(3,536,500)			—		(111,767)
U.S. Treasury 10-Year Note		(82)		09/2021	USD		(10,865,000)			—		(78,208)
U.S. Ultra Treasury Bond		(20)		09/2021	USD		(3,853,750)			—		(187,858)
Total										—		(377,833)

Cleared credit default swap contracts - buy protection
				Pay
				fixed					Upfront	Upfront	Unrealized	Unrealized
Reference			Maturity	rate	Payment	Notional	Notional	Value	payments	receipts	appreciation	depreciation
entity	Counterparty		date	(%)	frequency	currency	amount	($)	($)	($)	($)	($)
Markit CDX North America Investment
Grade Index, Series 36	Morgan Stanley	06/20/2026		1.000	Quarterly	USD	1,658,000	(8,378)	—	—	—	(8,378)
Markit iTraxx Europe Main Index,
Series 35	Morgan Stanley	06/20/2026		1.000	Quarterly	EUR	5,787,000	(25,515)	—	—	—	(25,515)
Total								(33,893)	—	—	—	(33,893)

Notes to Portfolio of Investments

(a)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $72,462,786, which represents 67.50% of total net assets.

(b)Variable rate security. The interest rate shown was the current rate as of June 30, 2021.

(c)Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(e)Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.

(f)Represents a security purchased on a forward commitment basis.

(g)Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.

(h)Zero coupon bond.

(i)Represents a security purchased on a when-issued basis.

(j)Principal and interest may not be guaranteed by a governmental entity.

(k)Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(l)The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)The rate shown is the seven-day current annualized yield at June 30, 2021.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	25

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments (continued)

(n)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	3,725,981	35,131,517	(33,240,129)	129	5,617,498	(129)	2,094	5,618,060

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency Legend

EUR	Euro
GBP	British Pound
USD	US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

26 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	4,621,186	—	4,621,186
Commercial Mortgage-Backed Securities - Non-Agency	—	5,070,971	—	5,070,971
Convertible Bonds	—	29,594	—	29,594
Corporate Bonds & Notes	—	59,746,269	—	59,746,269
Foreign Government Obligations	—	17,719,631	—	17,719,631
Residential Mortgage-Backed Securities - Agency	—	1,083,841	—	1,083,841
Residential Mortgage-Backed Securities - Non-Agency	—	10,351,286	—	10,351,286
Senior Loans	—	9,006	—	9,006
Money Market Funds	5,617,498	—	—	5,617,498
Total Investments in Securities	5,617,498	98,631,784	—	104,249,282
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	545,606	—	545,606
Futures Contracts	7,550	—	—	7,550
Liability
Futures Contracts	(377,833)	—	—	(377,833)
Swap Contracts	—	(33,893)	—	(33,893)
Total	5,247,215	99,143,497	—	104,390,712

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	27

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $93,556,235)	$98,631,784
Affiliated issuers (cost $5,617,498)	5,617,498
Foreign currency (cost $1,705,797)	1,695,990
Margin deposits on:
Futures contracts	419,200
Swap contracts	85,240
Unrealized appreciation on forward foreign currency exchange contracts	545,606
Receivable for:
Investments sold	94,164
Investments sold on a delayed delivery basis	4,080
Capital shares sold	4,075
Dividends	237
Interest	928,928
Foreign tax reclaims	3,615
Variation margin for futures contracts	1,875
Variation margin for swap contracts	2,370
Expense reimbursement due from Investment Manager	668
Prepaid expenses	9,372
Total assets	108,044,702
Liabilities
Due to custodian	12,432
Payable for:
Investments purchased	102,867
Investments purchased on a delayed delivery basis	329,318
Capital shares purchased	44,198
Variation margin for futures contracts	56,156
Management services fees	1,912
Distribution and/or service fees	407
Service fees	5,270
Compensation of board members	127,663
Compensation of chief compliance officer	11
Other expenses	18,266
Total liabilities	698,500
Net assets applicable to outstanding capital stock	$107,346,202

Represented by
Paid in capital	107,677,534
Total distributable earnings (loss)	(331,332)
Total - representing net assets applicable to outstanding capital stock	$107,346,202

Class 1
Net assets	$10,813
Shares outstanding	1,231
Net asset value per share	$8.78
Class 2
Net assets	$11,413,613
Shares outstanding	1,322,115
Net asset value per share	$8.63
Class 3
Net assets	$95,921,776
Shares outstanding	11,002,484
Net asset value per share	$8.72

The accompanying Notes to Financial Statements are an integral part of this statement.

28 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — affiliated issuers	$2,094
Interest	1,862,994
Total income	1,865,088
Expenses:
Management services fees	345,962
Distribution and/or service fees
Class 2	13,601
Class 3	59,725
Service fees	31,931
Compensation of board members	26,728
Custodian fees	20,843
Printing and postage fees	9,343
Audit fees	19,588
Legal fees	6,236
Interest on collateral	561
Compensation of chief compliance officer	9
Other	6,564
Total expenses	541,091
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(139,509)
Total net expenses	401,582
Net investment income	1,463,506
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,420,115
Investments — affiliated issuers	(129)
Foreign currency translations	93,497
Forward foreign currency exchange contracts	(527,901)
Futures contracts	1,517,191
Swap contracts	(161,994)
Net realized gain	2,340,779
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,015,932)
Investments — affiliated issuers	129
Foreign currency translations	(154,995)
Forward foreign currency exchange contracts	1,233,900
Futures contracts	(504,199)
Swap contracts	106,566
Net change in unrealized appreciation (depreciation)	(2,334,531)
Net realized and unrealized gain	6,248
Net increase in net assets resulting from operations	$1,469,754

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$1,463,506	$3,165,393
Net realized gain (loss)	2,340,779	(1,822,583)
Net change in unrealized appreciation (depreciation)	(2,334,531)	3,057,749
Net increase in net assets resulting from operations	1,469,754	4,400,559
Distributions to shareholders
Net investment income and net realized gains
Class 1	(422)	(512)
Class 2	(409,583)	(522,982)
Class 3	(3,703,346)	(4,964,649)
Total distributions to shareholders	(4,113,351)	(5,488,143)
Increase (decrease) in net assets from capital stock activity	1,848,836	(4,200,397)
Total decrease in net assets	(794,761)	(5,287,981)
Net assets at beginning of period	108,140,963	113,428,944
Net assets at end of period	$107,346,202	$108,140,963
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Distributions reinvested	49	422	66	512
Net increase	49	422	66	512
Class 2
Subscriptions	153,994	1,335,460	224,892	1,908,452
Distributions reinvested	48,357	409,583	68,904	522,982
Redemptions	(95,762)	(834,705)	(278,207)	(2,296,736)
Net increase	106,589	910,338	15,589	134,698
Class 3
Subscriptions	261,950	2,305,684	373,207	3,259,167
Distributions reinvested	433,140	3,703,346	648,126	4,964,649
Redemptions	(575,996)	(5,070,954)	(1,487,888)	(12,559,423)
Net increase (decrease)	119,094	938,076	(466,555)	(4,335,607)
Total net increase (decrease)	225,732	1,848,836	(450,900)	(4,200,397)

The accompanying Notes to Financial Statements are an integral part of this statement.

30 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	31

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized	Increase		Distributions	Distributions
	Net asset value,	Net	and	from	Total from	from net	from net	Total
	beginning of	investment	unrealized	payment	investment	investment	realized	distributions to
	period	income	gain (loss)	by affiliate	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$9.01	0.13	0.00(c)	—	0.13	(0.36)	—	(0.36)
Year Ended 12/31/2020	$9.11	0.27	0.09	—	0.36	(0.46)	—	(0.46)
Year Ended 12/31/2019	$8.21	0.29	0.61	0.00(c)	0.90	—	—	—
Year Ended 12/31/2018	$9.03	0.29	(0.74)	—	(0.45)	(0.37)	—	(0.37)
Year Ended 12/31/2017	$8.53	0.29	0.21	—	0.50	—	—	—
Year Ended 12/31/2016	$8.85	0.29	(0.36)	—	(0.07)	—	(0.25)	(0.25)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$8.86	0.11	0.00(c)	—	0.11	(0.34)	—	(0.34)
Year Ended 12/31/2020	$8.96	0.24	0.10	—	0.34	(0.44)	—	(0.44)
Year Ended 12/31/2019	$8.09	0.26	0.61	0.00(c)	0.87	—	—	—
Year Ended 12/31/2018	$8.91	0.26	(0.73)	—	(0.47)	(0.35)	—	(0.35)
Year Ended 12/31/2017	$8.43	0.27	0.21	—	0.48	—	—	—
Year Ended 12/31/2016	$8.78	0.26	(0.36)	—	(0.10)	—	(0.25)	(0.25)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$8.95	0.12	0.00(c)	—	0.12	(0.35)	—	(0.35)
Year Ended 12/31/2020	$9.05	0.26	0.09	—	0.35	(0.45)	—	(0.45)
Year Ended 12/31/2019	$8.16	0.27	0.62	0.00(c)	0.89	—	—	—
Year Ended 12/31/2018	$8.98	0.28	(0.74)	—	(0.46)	(0.36)	—	(0.36)
Year Ended 12/31/2017	$8.49	0.28	0.21	—	0.49	—	—	—
Year Ended 12/31/2016	$8.83	0.27	(0.36)	—	(0.09)	—	(0.25)	(0.25)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Rounds to zero.

(d)Annualized.

(e)Ratios include interest on collateral expense which is less than 0.01%.

(f)The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$8.78	1.49%	0.88%(d),(e)	0.61%(d),(e)	2.89%(d)	25%	$11
Year Ended 12/31/2020	$9.01	4.79%	0.87%	0.60%	3.11%	53%	$11
Year Ended 12/31/2019	$9.11	10.96%(f)	0.87%	0.59%	3.27%	57%	$10
Year Ended 12/31/2018	$8.21	(5.20%)	0.86%(e)	0.64%(e)	3.34%	86%	$9
Year Ended 12/31/2017	$9.03	5.86%	0.85%	0.68%	3.33%	37%	$10
Year Ended 12/31/2016	$8.53	(1.00%)	0.79%	0.70%	3.17%	162%	$9
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$8.63	1.27%	1.13%(d),(e)	0.86%(d),(e)	2.64%(d)	25%	$11,414
Year Ended 12/31/2020	$8.86	4.59%	1.12%	0.85%	2.87%	53%	$10,766
Year Ended 12/31/2019	$8.96	10.75%(f)	1.12%	0.84%	3.01%	57%	$10,750
Year Ended 12/31/2018	$8.09	(5.51%)	1.10%(e)	0.89%(e)	3.08%	86%	$9,512
Year Ended 12/31/2017	$8.91	5.69%	1.10%	0.93%	3.07%	37%	$9,719
Year Ended 12/31/2016	$8.43	(1.35%)	1.05%	0.95%	2.92%	162%	$8,812
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$8.72	1.37%	1.00%(d),(e)	0.74%(d),(e)	2.77%(d)	25%	$95,922
Year Ended 12/31/2020	$8.95	4.68%	0.99%	0.73%	2.99%	53%	$97,365
Year Ended 12/31/2019	$9.05	10.91%(f)	1.00%	0.72%	3.14%	57%	$102,668
Year Ended 12/31/2018	$8.16	(5.34%)	0.97%(e)	0.76%(e)	3.25%	86%	$104,256
Year Ended 12/31/2017	$8.98	5.77%	0.98%	0.80%	3.18%	37%	$131,599
Year Ended 12/31/2016	$8.49	(1.23%)	0.92%	0.83%	3.03%	162%	$146,851

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	33

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Global Strategic Income Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

34 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	35

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward foreign currency exchange contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.

36 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	37

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Credit default swap contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	545,606
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,550*
Total		553,156

Liability derivatives
Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	33,893*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	377,833*
Total		411,726

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

38 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

	Forward
	foreign
	currency
	exchange	Futures	Swap
	contracts	contracts	contracts	Total
Risk exposure category	($)	($)	($)	($)
Credit risk	—	—	(161,994)	(161,994)
Foreign exchange risk	(527,901)	—	—	(527,901)
Interest rate risk	—	1,517,191	—	1,517,191
Total	(527,901)	1,517,191	(161,994)	827,296

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward
	foreign
	currency
	exchange	Futures	Swap
	contracts	contracts	contracts	Total
Risk exposure category	($)	($)	($)	($)
Credit risk	—	—	106,566	106,566
Foreign exchange risk	1,233,900	—	—	1,233,900
Interest rate risk	—	(504,199)	—	(504,199)
Total	1,233,900	(504,199)	106,566	836,267

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)*
Futures contracts — long	1,053,750
Futures contracts — short	18,139,719
Credit default swap contracts — buy protection	8,482,175

	Average unrealized	Average unrealized
Derivative instrument	appreciation ($)*	depreciation ($)*
Forward foreign currency exchange contracts	461,188	—

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

Investments in senior loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	39

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage dollar roll transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest only and principal only securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive

40 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of assets and liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:

	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	2,370	-	2,370
Forward foreign currency exchange contracts	-	545,606	545,606
Total assets	2,370	545,606	547,976
Total financial and derivative net assets	2,370	545,606	547,976
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	2,370	545,606	547,976

(a)Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c)Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	41

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.65% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.65% of the Fund's average daily net assets.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to

42 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.06% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund's average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	43

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual
through
April 30, 2022
Class 1	0.61%
Class 2	0.86
Class 3	0.735

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
99,174,000	6,096,000	(879,000)	5,217,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration	No expiration
short-term ($)	long-term ($)	Total ($)
(2,675,172)	(4,691,998)	(7,367,170)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

44 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,786,033 and $25,062,720, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	45

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Foreign currency risk

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Foreign securities and emerging market countries risk

Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.

Geographic focus risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors' debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK's departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

46 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

High-yield investments risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	47

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

48 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Global Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determina- tion. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	49

APPROVAL OF MANAGEMENT AGREEMENT (continued)

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Management Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

50 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken or are contemplated to help improve the Fund's performance.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager's performance and reputation generally, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing

Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021	51

APPROVAL OF MANAGEMENT AGREEMENT (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

52 Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Global Strategic Income Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2051 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

VARIABLE PORTFOLIO – PARTNERS SMALL CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	13
Statement of Operations................................................................................................................................................	14
Statement of Changes in Net Assets ................................................................................................................................	15
Financial Highlights.......................................................................................................................................................	16
Notes to Financial Statements .......................................................................................................................................	18
Liquidity Risk Management Program .................................................................................................................................	26
Approval of Management and Subadvisory Agreements.........................................................................................................	26

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Small Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital appreciation.

Portfolio management

Segall Bryant & Hamill, LLC

Mark Dickherber, CFA, CPA

Shaun Nicholson

William Blair Investment Management, LLC (subadviser)*

Investment Counselors of Maryland, LLC (sub-subadviser)

William Heaphy, CFA

*Effective July 19, 2021, William Blair Investment Management, LLC acquired Investment Counselors of Maryland, LLC and therefore, Investment Counselors of Maryland, LLC no longer serves as sub-subadvisor for the Fund.

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	21.07	63.59	10.95	8.75
Class 2	05/03/10	20.94	63.11	10.67	8.48
Class 3	08/14/01	21.01	63.36	10.81	8.61
Russell 2000 Value Index		26.69	73.28	13.62	10.85

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund's assets among subadvisers. If the Fund's current subadvisers had been in place for the prior periods, results shown may have been different.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	97.8
Limited Partnerships	0.5
Money Market Funds	1.7
Rights	0.0(a)
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	1.2
Consumer Discretionary	9.8
Consumer Staples	7.2
Energy	3.5
Financials	17.9
Health Care	8.0
Industrials	21.9
Information Technology	14.5
Materials	6.8
Real Estate	6.5
Utilities	2.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,210.70	1,020.43	4.82	4.41	0.88
Class 2	1,000.00	1,000.00	1,209.40	1,019.19	6.19	5.66	1.13
Class 3	1,000.00	1,000.00	1,210.10	1,019.79	5.53	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.7%

Issuer	Shares	Value ($)
Communication Services 1.2%
Media 0.7%
John Wiley & Sons, Inc., Class A	79,775	4,800,860

Wireless Telecommunication Services 0.5%
Telephone and Data Systems, Inc.	150,350	3,406,931

Total Communication Services		8,207,791

Consumer Discretionary 9.6%
Auto Components 0.6%
Standard Motor Products, Inc.	97,280	4,217,088

Automobiles 1.3%
Harley-Davidson, Inc.	120,979	5,543,258
Winnebago Industries, Inc.	56,146	3,815,682

Total		9,358,940

Hotels, Restaurants & Leisure 2.1%
Cracker Barrel Old Country Store, Inc.	24,390	3,620,939
El Pollo Loco Holdings, Inc.(a)	141,395	2,586,115
Papa John's International, Inc.	10,226	1,068,003
Six Flags Entertainment Corp.(a)	164,191	7,106,187
Total		14,381,244

Household Durables 1.7%
Taylor Morrison Home Corp., Class A(a)	144,792	3,825,405
Tri Pointe Homes, Inc.(a)	242,110	5,188,417
Universal Electronics, Inc.(a)	57,545	2,790,932
Total		11,804,754

Internet & Direct Marketing Retail 0.4%
Quotient Technology, Inc.(a)	261,173	2,823,280
Specialty Retail 2.0%
Designer Brands, Inc.(a)	319,926	5,294,775
Group 1 Automotive, Inc.	30,992	4,786,095
Urban Outfitters, Inc.(a)	101,933	4,201,678
Total		14,282,548

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.5%
Gildan Activewear, Inc.	82,690	3,052,915
Oxford Industries, Inc.	55,838	5,519,028
Under Armour, Inc., Class A(a)	86,415	1,827,677
Total		10,399,620

Total Consumer Discretionary		67,267,474

Consumer Staples 7.1%
Food Products 3.5%
Cal-Maine Foods, Inc.	97,485	3,529,932
Hain Celestial Group, Inc. (The)(a)	334,392	13,415,807
Landec Corp.(a)	99,315	1,117,293
TreeHouse Foods, Inc.(a)	147,117	6,549,649
Total		24,612,681

Household Products 0.5%
Central Garden & Pet Co., Class A(a)	70,405	3,400,562
Personal Products 3.1%
Coty, Inc., Class A(a)	1,686,129	15,748,445
Edgewell Personal Care Co.	89,075	3,910,392
Inter Parfums, Inc.	27,699	1,994,328

Total		21,653,165

Total Consumer Staples		49,666,408

Energy 3.4%
Energy Equipment & Services 1.7%
Dril-Quip, Inc.(a)	189,192	6,400,365
Frank's International NV(a)	599,425	1,816,258
Helmerich & Payne, Inc.	75,985	2,479,390
NexTier Oilfield Solutions, Inc.(a)	227,481	1,082,810
Total		11,778,823

Oil, Gas & Consumable Fuels 1.7%
Earthstone Energy, Inc., Class A(a)	147,985	1,638,194
Matador Resources Co.	181,699	6,542,981
PDC Energy, Inc.	86,636	3,967,063

Total		12,148,238

Total Energy		23,927,061

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 17.1%
Banks 14.6%
Ameris Bancorp	76,690	3,882,815
Atlantic Union Bankshares Corp.	76,430	2,768,295
Banc of California, Inc.	209,575	3,675,946
Berkshire Hills Bancorp, Inc.	103,549	2,838,278
Community Bank System, Inc.	43,546	3,294,255
ConnectOne Bancorp, Inc.	168,660	4,413,832
Dime Community Bancshares, Inc.	14,505	487,658
Enterprise Financial Services Corp.	120,496	5,589,810
First BanCorp	70,155	2,870,041
First Bancshares, Inc. (The)	87,395	3,271,195
First Busey Corp.	82,012	2,022,416
First Merchants Corp.	71,246	2,968,821
Glacier Bancorp, Inc.	62,576	3,446,686
Investors Bancorp, Inc.	121,118	1,727,143
Lakeland Financial Corp.	63,524	3,915,619
National Bank Holdings Corp., Class A	122,240	4,613,338
Pacific Premier Bancorp, Inc.	96,125	4,065,126
Pinnacle Financial Partners, Inc.	42,427	3,745,880
Renasant Corp.	71,109	2,844,360
Sandy Spring Bancorp, Inc.	71,655	3,162,135
Seacoast Banking Corp. of Florida	237,828	8,121,826
Simmons First National Corp., Class A	133,160	3,906,914
Sterling Bancorp	116,760	2,894,480
Texas Capital Bancshares, Inc.(a)	72,175	4,582,391
Umpqua Holdings Corp.	318,772	5,881,343
United Community Banks, Inc.	149,735	4,793,017
Veritex Holdings, Inc.	114,495	4,054,268
WesBanco, Inc.	80,319	2,861,766

Total		102,699,654

Capital Markets 0.4%
PJT Partners, Inc.	35,157	2,509,507

Consumer Finance 0.6%
PRA Group, Inc.(a)	111,605	4,293,444

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 1.0%
Argo Group International Holdings Ltd.	83,740	4,340,244
eHealth, Inc.(a)	47,275	2,760,860
Total		7,101,104

Thrifts & Mortgage Finance 0.5%
MGIC Investment Corp.	268,010	3,644,936

Total Financials		120,248,645

Health Care 7.8%
Biotechnology 0.4%
Alkermes PLC(a)	54,902	1,346,197
Alkermes, Inc.(a)	3,407	83,540
Arena Pharmaceuticals, Inc.(a)	20,793	1,418,082
Total		2,847,819

Health Care Equipment & Supplies 4.7%
Angiodynamics, Inc.(a)	63,185	1,714,209
Chembio Diagnostics, Inc.(a)	101,923	302,711
ICU Medical, Inc.(a)	23,610	4,858,938
Integer Holdings Corp.(a)	19,725	1,858,095
Lantheus Holdings, Inc.(a)	238,285	6,586,197
NuVasive, Inc.(a)	46,955	3,182,610
Orthofix Medical, Inc.(a)	349,234	14,007,776
SurModics, Inc.(a)	10,904	591,542
Total		33,102,078

Health Care Providers & Services 2.2%
Ensign Group, Inc. (The)	40,310	3,493,668
Hanger, Inc.(a)	63,269	1,599,441
Magellan Health, Inc.(a)	37,316	3,515,167
Mednax, Inc.(a)	98,401	2,966,790
ModivCare, Inc.(a)	25,145	4,276,410
Total		15,851,476

Health Care Technology 0.3%
Evolent Health, Inc., Class A(a)	88,378	1,866,543
Pharmaceuticals 0.2%
ANI Pharmaceuticals, Inc.(a)	32,170	1,127,559
Total Health Care		54,795,475

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 21.5%
Aerospace & Defense 1.0%
AAR Corp.(a)	93,661	3,629,364
Kaman Corp.	71,245	3,590,748

Total		7,220,112

Air Freight & Logistics 0.5%
HUB Group, Inc., Class A(a)	56,135	3,703,787
Airlines 0.0%
American Airlines Group, Inc.(a)	8,011	169,913
Building Products 1.0%
Apogee Enterprises, Inc.	83,876	3,416,269
Quanex Building Products Corp.	139,171	3,457,008

Total		6,873,277

Commercial Services & Supplies 3.8%
ABM Industries, Inc.	67,135	2,977,437
Deluxe Corp.	99,083	4,733,195
Harsco Corp.(a)	170,459	3,480,773
Herman Miller, Inc.	87,545	4,126,871
KAR Auction Services, Inc.(a)	242,440	4,254,822
SP Plus Corp.(a)	241,684	7,393,114
Total		26,966,212

Construction & Engineering 1.9%
Dycom Industries, Inc.(a)	27,430	2,044,358
Granite Construction, Inc.	88,730	3,684,957
Great Lakes Dredge & Dock Corp.(a)	272,728	3,984,556
Sterling Construction Co., Inc.(a)	145,029	3,499,550
Total		13,213,421

Electrical Equipment 4.5%
AZZ, Inc.	95,862	4,963,734
EnerSys	54,420	5,318,466
GrafTech International Ltd.	304,072	3,533,317
Regal Beloit Corp.	133,872	17,873,251

Total		31,688,768

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 5.5%
Albany International Corp., Class A	38,660	3,450,792
Astec Industries, Inc.	96,128	6,050,296
CIRCOR International, Inc.(a)	114,971	3,748,055
Columbus McKinnon Corp.	50,223	2,422,757
Enerpac Tool Group Corp.	95,035	2,529,832
Mueller Water Products, Inc., Class A	161,285	2,325,730
REV Group, Inc.	385,197	6,043,741
SPX Corp.(a)	141,405	8,637,017
Standex International Corp.	31,565	2,995,834

Total		38,204,054

Marine 0.3%
Matson, Inc.	36,886	2,360,704

Professional Services 1.7%
CBIZ, Inc.(a)	115,429	3,782,608
Huron Consulting Group, Inc.(a)	32,304	1,587,742
ICF International, Inc.	41,310	3,629,496
KBR, Inc.	69,432	2,648,831

Total		11,648,677

Road & Rail 0.9%
Marten Transport Ltd.	167,917	2,768,951
Werner Enterprises, Inc.	77,565	3,453,194

Total		6,222,145

Trading Companies & Distributors 0.4%
Beacon Roofing Supply, Inc.(a)	48,474	2,581,241
Total Industrials		150,852,311

Information Technology 14.2%
Communications Equipment 1.8%
AudioCodes Ltd.	62,182	2,057,602
NETGEAR, Inc.(a)	104,583	4,007,621
Netscout Systems, Inc.(a)	126,500	3,610,310
Sierra Wireless, Inc.(a)	139,915	2,656,986
Total		12,332,519

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.0%
Belden, Inc.	165,256	8,356,996
Benchmark Electronics, Inc.	93,360	2,657,026
FARO Technologies, Inc.(a)	111,664	8,684,109
Knowles Corp.(a)	174,410	3,442,853
Methode Electronics, Inc.	104,330	5,134,079

Total		28,275,063

IT Services 2.0%
Conduent, Inc.(a)	1,008,008	7,560,060
CSG Systems International, Inc.	136,895	6,458,706

Total		14,018,766

Semiconductors & Semiconductor Equipment 1.5%
Kulicke & Soffa Industries, Inc.	105,140	6,434,568
Tower Semiconductor Ltd.(a)	148,690	4,375,947
Total		10,810,515

Software 2.9%
Cognyte Software Ltd.(a)	84,275	2,064,737
Progress Software Corp.	312,101	14,434,671
Verint Systems, Inc.(a)	83,595	3,767,627
Total		20,267,035

Technology Hardware, Storage & Peripherals 2.0%
NCR Corp.(a)	307,501	14,025,121
Total Information Technology		99,729,019

Materials 6.7%
Chemicals 2.0%
Element Solutions, Inc.	121,292	2,835,807
Ferro Corp.(a)	109,034	2,351,863
HB Fuller Co.	6,525	415,055
Minerals Technologies, Inc.	52,138	4,101,697
Orion Engineered Carbons SA(a)	221,987	4,215,533
Total		13,919,955

Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	60,551	2,110,202

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 1.3%
Greif, Inc., Class A	67,330	4,076,832
Myers Industries, Inc.	72,000	1,512,000
Silgan Holdings, Inc.	91,832	3,811,028

Total		9,399,860

Metals & Mining 2.4%
Coeur Mining, Inc.(a)	68,739	610,402
Commercial Metals Co.	40,160	1,233,715
Compass Minerals International, Inc.	126,175	7,477,131
Kaiser Aluminum Corp.	10,460	1,291,705
Materion Corp.	50,445	3,801,031
Schnitzer Steel Industries, Inc., Class A	41,017	2,011,884

Total		16,425,868

Paper & Forest Products 0.7%
Glatfelter Corp.	365,729	5,109,234

Total Materials		46,965,119

Real Estate 6.4%
Equity Real Estate Investment Trusts (REITS) 6.4%
Brandywine Realty Trust	187,140	2,565,689
CatchMark Timber Trust, Inc., Class A	231,934	2,713,628
Cousins Properties, Inc.	33,997	1,250,410
Empire State Realty Trust, Inc., Class A	399,423	4,793,076
Equity Commonwealth	443,529	11,620,460
Four Corners Property Trust, Inc.	104,800	2,893,528
Kite Realty Group Trust	206,639	4,548,124
Pebblebrook Hotel Trust	88,265	2,078,641
Physicians Realty Trust	293,718	5,424,971
Retail Opportunity Investments Corp.	75,363	1,330,911
Sunstone Hotel Investors, Inc.(a)	150,700	1,871,694
UMH Properties, Inc.	162,505	3,545,859

Total		44,636,991

Total Real Estate		44,636,991

Utilities 2.7%
Electric Utilities 1.0%
Allete, Inc.	47,880	3,350,643
PNM Resources, Inc.	71,334	3,478,959

Total		6,829,602

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities 0.9%
New Jersey Resources Corp.	79,371	3,140,711
Spire, Inc.	43,475	3,141,938

Total		6,282,649

Multi-Utilities 0.5%
NorthWestern Corp.	55,852	3,363,407

Water Utilities 0.3%
California Water Service Group	42,124	2,339,567

Total Utilities		18,815,225

Total Common Stocks
(Cost $620,931,050)		685,111,519

Limited Partnerships 0.4%
Financials 0.4%
Diversified Financial Services 0.4%
Compass Diversified Holdings	126,945	3,237,097

Rights —%

Issuer	Shares	Value ($)
Health Care —%
Biotechnology —%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	—
Total Health Care		—

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0

Total Rights
(Cost $—)		0

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(e),(f)	11,810,262	11,809,081
Total Money Market Funds
(Cost $11,809,081)		11,809,081

Total Investments in Securities

Total Financials	3,237,097

Total Limited Partnerships
(Cost $3,384,100)	3,237,097

(Cost: $636,124,231)	700,157,697

Other Assets & Liabilities, Net	1,176,396

Net Assets	701,334,093

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees. At June 30, 2021, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

	Acquisition
Security	Dates Shares Cost ($) Value ($)
Aduro Biotech CVR	10/21/2020	4,550	—	—

(d)Valuation based on significant unobservable inputs.

(e)The rate shown is the seven-day current annualized yield at June 30, 2021.

(f)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	25,872,839	256,914,024	(270,977,782)	—	11,809,081	—	10,310	11,810,262

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Abbreviation Legend

CVR	Contingent Value Rights

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	8,207,791	—	—	8,207,791
Consumer Discretionary	67,267,474	—	—	67,267,474
Consumer Staples	49,666,408	—	—	49,666,408
Energy	23,927,061	—	—	23,927,061
Financials	120,248,645	—	—	120,248,645
Health Care	54,795,475	—	—	54,795,475
Industrials	150,852,311	—	—	150,852,311
Information Technology	99,729,019	—	—	99,729,019
Materials	46,965,119	—	—	46,965,119
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	11

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	44,636,991	—	—	44,636,991
Utilities	18,815,225	—	—	18,815,225
Total Common Stocks	685,111,519	—	—	685,111,519
Limited Partnerships
Financials	3,237,097	—	—	3,237,097
Total Limited Partnerships	3,237,097	—	—	3,237,097
Rights
Health Care	—	—	—	—
Industrials	—	—	0*	0*
Total Rights	—	—	0*	0*
Money Market Funds	11,809,081	—	—	11,809,081
Total Investments in Securities	700,157,697	—	0*	700,157,697

* Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $624,315,150)	$688,348,616
Affiliated issuers (cost $11,809,081)	11,809,081
Receivable for:
Investments sold	1,998,235
Capital shares sold	792
Dividends	509,810
Foreign tax reclaims	1,273
Expense reimbursement due from Investment Manager	102
Prepaid expenses	15,321
Total assets	702,683,230
Liabilities
Due to custodian	496
Payable for:
Investments purchased	1,099,782
Capital shares purchased	60,664
Management services fees	16,370
Distribution and/or service fees	401
Service fees	3,635
Compensation of board members	142,961
Compensation of chief compliance officer	79
Other expenses	24,749
Total liabilities	1,349,137
Net assets applicable to outstanding capital stock	$701,334,093

Represented by
Trust capital	$701,334,093
Total - representing net assets applicable to outstanding capital stock	$701,334,093

Class 1
Net assets	$595,087,238
Shares outstanding	16,233,528
Net asset value per share	$36.66
Class 2
Net assets	$11,418,360
Shares outstanding	320,341
Net asset value per share	$35.64
Class 3
Net assets	$94,828,495
Shares outstanding	2,625,175
Net asset value per share	$36.12
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$4,733,310
Dividends — affiliated issuers	10,310
Interfund lending	17
Foreign taxes withheld	(6,315)
Total income	4,737,322
Expenses:
Management services fees	3,378,871
Distribution and/or service fees
Class 2	13,044
Class 3	59,783
Service fees	30,223
Compensation of board members	33,419
Custodian fees	21,659
Printing and postage fees	3,867
Audit fees	14,628
Legal fees	10,161
Interest on interfund lending	53
Compensation of chief compliance officer	83
Other	12,530
Total expenses	3,578,321
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(5,981)
Total net expenses	3,572,340
Net investment income	1,164,982
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	210,771,094
Foreign currency translations	21
Net realized gain	210,771,115
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(45,893,594)
Foreign currency translations	(36)
Net change in unrealized appreciation (depreciation)	(45,893,630)
Net realized and unrealized gain	164,877,485
Net increase in net assets resulting from operations	$166,042,467

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$1,164,982	$3,827,645
Net realized gain (loss)	210,771,115	(38,892,014)
Net change in unrealized appreciation (depreciation)	(45,893,630)	82,369,434
Net increase in net assets resulting from operations	166,042,467	47,305,065
Increase (decrease) in net assets from capital stock activity	(223,379,328)	42,154,346
Total increase (decrease) in net assets	(57,336,861)	89,459,411
Net assets at beginning of period	758,670,954	669,211,543
Net assets at end of period	$701,334,093	$758,670,954
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,467,798	49,781,823	3,415,856	80,775,507
Redemptions	(7,083,018)	(262,559,087)	(1,082,276)	(29,723,796)
Net increase (decrease)	(5,615,220)	(212,777,264)	2,333,580	51,051,711
Class 2
Subscriptions	117,053	4,186,162	42,138	1,015,287
Redemptions	(72,677)	(2,570,705)	(58,232)	(1,367,078)
Net increase (decrease)	44,376	1,615,457	(16,094)	(351,791)
Class 3
Subscriptions	17,869	650,687	230,490	4,597,287
Redemptions	(376,078)	(12,868,208)	(536,145)	(13,142,861)
Net decrease	(358,209)	(12,217,521)	(305,655)	(8,545,574)
Total net increase (decrease)	(5,929,053)	(223,379,328)	2,011,831	42,154,346

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized	Increase
	Net asset value,	Net	and	from	Total from
	beginning of	investment	unrealized	payment	investment
	period	income	gain (loss)	by affiliate	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$30.28	0.05	6.33	—	6.38
Year Ended 12/31/2020	$29.04	0.16	1.08	—	1.24
Year Ended 12/31/2019	$24.24	0.28	4.52	—	4.80
Year Ended 12/31/2018	$28.01	0.25	(4.02)	—	(3.77)
Year Ended 12/31/2017	$26.14	0.19	1.68	—	1.87
Year Ended 12/31/2016	$20.81	0.09	5.24	0.00(e)	5.33
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$29.47	0.01	6.16	—	6.17
Year Ended 12/31/2020	$28.34	0.10	1.03	—	1.13
Year Ended 12/31/2019	$23.71	0.22	4.41	—	4.63
Year Ended 12/31/2018	$27.48	0.18	(3.95)	—	(3.77)
Year Ended 12/31/2017	$25.71	0.13	1.64	—	1.77
Year Ended 12/31/2016	$20.51	0.04	5.16	0.00(e)	5.20
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$29.85	0.03	6.24	—	6.27
Year Ended 12/31/2020	$28.67	0.13	1.05	—	1.18
Year Ended 12/31/2019	$23.96	0.25	4.46	—	4.71
Year Ended 12/31/2018	$27.73	0.21	(3.98)	—	(3.77)
Year Ended 12/31/2017	$25.91	0.15	1.67	—	1.82
Year Ended 12/31/2016	$20.64	0.06	5.21	0.00(e)	5.27

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

(e)Rounds to zero.

(f)The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$36.66	21.07%	0.88%(c),(d)	0.88%(c),(d)	0.31%(c)	83%	$595,087
Year Ended 12/31/2020	$30.28	4.27%	0.90%	0.88%	0.68%	91%	$661,480
Year Ended 12/31/2019	$29.04	19.80%	0.89%	0.88%	1.02%	75%	$566,653
Year Ended 12/31/2018	$24.24	(13.46%)	0.88%	0.88%	0.88%	60%	$574,250
Year Ended 12/31/2017	$28.01	7.16%	0.91%	0.91%	0.72%	115%	$686,191
Year Ended 12/31/2016	$26.14	25.61%(f)	1.02%	0.93%	0.40%	60%	$712,682
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$35.64	20.94%	1.14%(c),(d)	1.13%(c),(d)	0.06%(c)	83%	$11,418
Year Ended 12/31/2020	$29.47	3.99%	1.15%	1.13%	0.41%	91%	$8,133
Year Ended 12/31/2019	$28.34	19.53%	1.14%	1.13%	0.81%	75%	$8,276
Year Ended 12/31/2018	$23.71	(13.72%)	1.13%	1.13%	0.65%	60%	$6,673
Year Ended 12/31/2017	$27.48	6.88%	1.16%	1.16%	0.49%	115%	$6,814
Year Ended 12/31/2016	$25.71	25.35%(f)	1.25%	1.18%	0.17%	60%	$5,749
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$36.12	21.01%	1.01%(c),(d)	1.01%(c),(d)	0.18%(c)	83%	$94,828
Year Ended 12/31/2020	$29.85	4.12%	1.02%	1.01%	0.54%	91%	$89,057
Year Ended 12/31/2019	$28.67	19.66%	1.01%	1.00%	0.92%	75%	$94,282
Year Ended 12/31/2018	$23.96	(13.60%)	1.01%	1.00%	0.74%	60%	$89,379
Year Ended 12/31/2017	$27.73	7.02%	1.04%	1.04%	0.59%	115%	$120,392
Year Ended 12/31/2016	$25.91	25.53%(f)	1.13%	1.05%	0.29%	60%	$134,434
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Variable Portfolio – Partners Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

18 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.85% of the Fund's average daily net assets.

Subadvisory agreements

The Investment Manager has entered into a Subadvisory Agreement with Segal Bryant & Hamill, LLC, which subadvises a portion of the assets of the Fund. Effective May 1, 2021, the Investment Manager has entered into a Subadvisory Agreement with William Blair Investment Management, LLC (William Blair) to serve as a subadviser to a portion of the assets of the Fund. Investment Counselors of Maryland, LLC (ICM), an affiliate of William Blair, assists in providing day-to-day portfolio management of the Fund pursuant to the Sub-Subadvisory Agreement between William Blair and ICM. Effective July 19, 2021,

20 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

William Blair acquired ICM and therefore, ICM is no longer serving as sub-subadvisor for the Fund under the Sub-Subadvisory Agreement. Prior to May 1, 2021, Jacobs Levy Equity Management, Inc. and Nuveen Asset Management, LLC served as subadvisers to the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board of Trustees. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.01% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund's average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual
through
April 30, 2022
Class 1	0.88%
Class 2	1.13
Class 3	1.005

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $617,034,912 and $825,432,521, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

22 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	1,400,000	0.69	2
Lender	450,000	0.69	2

Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 8. Significant risks

Industrials sector risk

The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	23

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Small- and mid-cap company risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could

24 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	25

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under subadvisory agreements among the Investment Manager and each of William Blair Investment Management, LLC (William Blair) and Segall Bryant & Hamill, LLC (SBH) and the sub-subadvisory agreement (the Sub-Subadvisory Agreement, and together with the subadvisory agreements, the Subadvisory Agreements) between the Investment Manager, William Blair and Investment Counselors of Maryland, LLC (ICM, and together with William Blair and SBH, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board) at its March 22, 2021 Board meeting (the March Meeting), considered the initial approval of the Subadvisory Agreements with respect to the Fund. At meetings held on March 12, 2021, March 19, 2021 and March 22, 2021, independent legal counsels (Independent Legal Counsel) to the independent Board members (the Independent Trustees) reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Contracts, Compliance, and Investment Oversight Committees in connection with the Board's evaluation of William Blair's and SBH's proposed services. The Trustees considered the pending acquisition of ICM by William Blair, and the expected termination of the Sub-Subadvisory Agreement upon consummation of that acquisition. The Trustees held discussions with the Investment Manager and the Subadvisers and reviewed and considered various written materials and oral presentations in connection with the evaluation of each Subadviser's proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and each Subadviser's investment strategy/style and performance and from the Compliance Committee, with respect to the code of ethics and compliance program of each Subadviser. In considering the Subadvisory Agreements, the Board reviewed, among other things:

•Terms of the Subadvisory Agreements;

26 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of various services proposed to be performed by the Subadvisers under the Subadvisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding the experience and resources of each Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of each Subadviser's compliance program; and

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreements on March 22, 2021.

On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by Independent Legal Counsel in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Sub-subadvisory fees payable by William Blair under the Sub-Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	27

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

When considering the approval of the Subadvisory Agreements, the Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by each Subadviser as a subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of each Subadviser. The Board considered the diligence and selection process undertaken by the Investment Manager to select each Subadviser, including the Investment Manager's rationale for recommending each Subadviser, and the process for monitoring each Subadviser's ongoing performance of services for the Fund. The Board observed that each Subadviser's compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding each Subadviser's ability to carry out its responsibilities under the proposed Subadvisory Agreements. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of each Subadviser. The Board also noted the presentation by each Subadviser to the Board's Investment Oversight Committee.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreements. Independent legal counsel noted that each proposed Subadvisory Agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board noted the Investment Manager's representation that each Subadviser has experience subadvising registered mutual funds.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreements.

When considering the renewal of the Advisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

28 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

When considering the approval of the Subadvisory Agreements, the Board observed each Subadviser's relevant performance results versus the Fund's benchmark and versus peers over various periods. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of each Subadviser, in light of other considerations, supported the approval of the Subadvisory Agreements.

When considering the renewal of the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	29

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally and the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

When considering the approval of the Subadvisory Agreements, the Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreements, noting that the proposed subadvisory fees payable to William Blair and SBH would be paid by the Investment Manager, and the proposed sub-subadvisory fees payable to ICM would be paid by William Blair, and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for each Subadviser were within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund's expense ratio also remained within the range of other peers. Additionally, the Board considered the expected slight increase in total profitability of the Investment Manager and its affiliates in connection with the hiring of each Subadviser. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to each Subadviser thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreements.

When considering the renewal of the Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the

30 Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.

When considering the approval of the Subadvisory Agreement with each Subadviser, the Board considered the expected slight increase in profitability to the Investment Manager from its management agreement with the Fund as a result of the proposed engagement of each Subadviser. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreements would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund).

When considering the renewal of the Advisory Agreements, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreements on March 22, 2021 and the continuation of the Management Agreement and the Subadvisory Agreements on June 15, 2021. In reaching its conclusions, no single factor was determinative.

On March 22, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreements appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreements. On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2021	31

Variable Portfolio – Partners Small Cap Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2076 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

CTIVP® – VICTORY SYCAMORE ESTABLISHED VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	11
Statement of Changes in Net Assets ................................................................................................................................	12
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	23
Approval of Management and Subadvisory Agreements.........................................................................................................	23

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Victory Sycamore Established Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term growth of capital.

Portfolio management

Victory Capital Management Inc.

Gary Miller

Jeffrey Graff, CFA

Gregory Conners

James Albers, CFA

Michael Rodarte, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	23.02	55.96	14.37	13.01
Class 2	05/03/10	22.87	55.57	14.09	12.73
Class 3	02/04/04	22.97	55.75	14.23	12.87
Russell Midcap Value Index		19.45	53.06	11.79	11.75

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to November 2012 reflects returns achieved by one or more different subadvisers. If the Fund's current subadviser had been in place for the prior periods, results shown may have been different.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	1.2
Consumer Discretionary	10.2
Consumer Staples	7.3
Energy	4.7
Financials	14.8
Health Care	5.6
Industrials	23.4
Information Technology	9.0
Materials	11.7
Real Estate	9.7
Utilities	2.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,230.20	1,020.88	4.37	3.96	0.79
Class 2	1,000.00	1,000.00	1,228.70	1,019.64	5.75	5.21	1.04
Class 3	1,000.00	1,000.00	1,229.70	1,020.23	5.09	4.61	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.6%

Issuer	Shares	Value ($)
Communication Services 1.2%
Media 1.2%
Interpublic Group of Companies, Inc. (The)	220,000	7,147,800

Total Communication Services		7,147,800

Consumer Discretionary 10.1%
Auto Components 3.4%
Aptiv PLC(a)	42,600	6,702,258
BorgWarner, Inc.	260,200	12,630,108

Total		19,332,366

Hotels, Restaurants & Leisure 3.0%
Las Vegas Sands Corp.(a)	154,000	8,114,260
Yum! Brands, Inc.	81,400	9,363,442

Total		17,477,702

Specialty Retail 2.3%
AutoNation, Inc.(a)	42,600	4,038,906
Ross Stores, Inc.	72,200	8,952,800

Total		12,991,706

Textiles, Apparel & Luxury Goods 1.4%
VF Corp.	95,500	7,834,820

Total Consumer Discretionary		57,636,594

Consumer Staples 7.3%
Food & Staples Retailing 1.7%
Sysco Corp.	122,100	9,493,275

Food Products 5.6%
Archer-Daniels-Midland Co.	185,600	11,247,360
Hershey Co. (The)	61,000	10,624,980
Tyson Foods, Inc., Class A	135,500	9,994,480

Total		31,866,820

Total Consumer Staples		41,360,095

Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Cimarex Energy Co.	109,000	7,897,050
Devon Energy Corp.	328,000	9,574,320
Valero Energy Corp.	116,500	9,096,320

Total		26,567,690

Total Energy		26,567,690

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 14.7%
Banks 4.0%
Huntington Bancshares, Inc.	442,612	6,316,074
Prosperity Bancshares, Inc.	102,600	7,366,680
Zions Bancorp	178,000	9,409,080

Total		23,091,834

Capital Markets 1.3%
Bank of New York Mellon Corp. (The)	143,000	7,325,890

Insurance 9.4%
Alleghany Corp.(a)	18,300	12,207,381
American Financial Group, Inc.	91,400	11,399,408
Arthur J Gallagher & Co.	43,500	6,093,480
Everest Re Group Ltd.	36,400	9,173,164
Old Republic International Corp.	190,000	4,732,900
WR Berkley Corp.	130,700	9,728,001

Total		53,334,334

Total Financials		83,752,058

Health Care 5.6%
Health Care Equipment & Supplies 3.1%
Cooper Companies, Inc. (The)	21,000	8,321,670
Hill-Rom Holdings, Inc.	80,100	9,098,559

Total		17,420,229

Health Care Providers & Services 2.5%
Molina Healthcare, Inc.(a)	17,900	4,529,774
Quest Diagnostics, Inc.	74,000	9,765,780

Total		14,295,554

Total Health Care		31,715,783

Industrials 23.3%
Aerospace & Defense 2.5%
Textron, Inc.	203,000	13,960,310

Airlines 1.6%
Alaska Air Group, Inc.(a)	155,000	9,348,050
Building Products 1.2%
Owens Corning	69,700	6,823,630

The accompanying Notes to Financial Statements are an integral part of this statement.

6 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 0.9%
Republic Services, Inc.	47,100	5,181,471

Electrical Equipment 2.8%
Hubbell, Inc.	46,000	8,594,640
Vertiv Holdings Co.	270,000	7,371,000

Total		15,965,640

Machinery 8.1%
AGCO Corp.	61,500	8,018,370
Lincoln Electric Holdings, Inc.	39,600	5,215,716
Middleby Corp. (The)(a)	45,400	7,866,004
Oshkosh Corp.	59,000	7,353,760
Parker-Hannifin Corp.	25,600	7,862,016
Toro Co. (The)	63,000	6,922,440
Xylem, Inc.	25,200	3,022,992

Total		46,261,298

Professional Services 2.5%
Leidos Holdings, Inc.	67,500	6,824,250
ManpowerGroup, Inc.	59,700	7,098,927

Total		13,923,177

Road & Rail 2.7%
JB Hunt Transport Services, Inc.	47,800	7,789,010
Landstar System, Inc.	49,600	7,837,792

Total		15,626,802

Trading Companies & Distributors 1.0%
United Rentals, Inc.(a)	18,100	5,774,081
Total Industrials		132,864,459

Information Technology 8.9%
Communications Equipment 1.2%
Motorola Solutions, Inc.	31,500	6,830,775

Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp., Class A	92,000	6,293,720
Flex Ltd.(a)	429,500	7,675,165
Total		13,968,885

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 4.4%
DXC Technology Co.(a)	210,400	8,192,976
Genpact Ltd.	196,500	8,926,995
MAXIMUS, Inc.	88,300	7,767,751

Total		24,887,722

Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	356,200	5,193,396

Total Information Technology		50,880,778

Materials 11.7%
Chemicals 5.3%
Corteva, Inc.	135,000	5,987,250
Eastman Chemical Co.	62,200	7,261,850
International Flavors & Fragrances, Inc.	63,800	9,531,720
Westlake Chemical Corp.	80,000	7,207,200

Total		29,988,020

Containers & Packaging 4.1%
AptarGroup, Inc.	37,600	5,295,584
Avery Dennison Corp.	45,700	9,607,968
Packaging Corp. of America	62,400	8,450,208

Total		23,353,760

Metals & Mining 2.3%
Reliance Steel & Aluminum Co.	44,100	6,654,690
Steel Dynamics, Inc.	112,200	6,687,120

Total		13,341,810

Total Materials		66,683,590

Real Estate 9.7%
Equity Real Estate Investment Trusts (REITS) 9.7%
Alexandria Real Estate Equities, Inc.	31,000	5,640,140
American Homes 4 Rent, Class A	213,200	8,282,820
Americold Realty Trust	161,500	6,112,775
Camden Property Trust	53,000	7,031,510
Equity LifeStyle Properties, Inc.	95,000	7,059,450
Highwoods Properties, Inc.	133,500	6,030,195
Lamar Advertising Co., Class A	83,900	8,760,838
National Retail Properties, Inc.	133,000	6,235,040

Total		55,152,768

Total Real Estate		55,152,768

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.4%
Alliant Energy Corp.	133,000	7,416,080
Xcel Energy, Inc.	92,700	6,107,076

Total		13,523,156

Total Utilities		13,523,156

Total Common Stocks
(Cost $432,045,323)		567,284,771

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	3,349,047	3,348,712
Total Money Market Funds
(Cost $3,348,712)		3,348,712

Total Investments in Securities
(Cost: $435,394,035)		570,633,483

Other Assets & Liabilities, Net		(1,188,697)

Net Assets		569,444,786

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	11,650,439	131,875,941	(140,177,668)	—	3,348,712	—	2,873	3,349,047

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing

The accompanying Notes to Financial Statements are an integral part of this statement.

8 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	7,147,800	—	—	7,147,800
Consumer Discretionary	57,636,594	—	—	57,636,594
Consumer Staples	41,360,095	—	—	41,360,095
Energy	26,567,690	—	—	26,567,690
Financials	83,752,058	—	—	83,752,058
Health Care	31,715,783	—	—	31,715,783
Industrials	132,864,459	—	—	132,864,459
Information Technology	50,880,778	—	—	50,880,778
Materials	66,683,590	—	—	66,683,590
Real Estate	55,152,768	—	—	55,152,768
Utilities	13,523,156	—	—	13,523,156
Total Common Stocks	567,284,771	—	—	567,284,771
Money Market Funds	3,348,712	—	—	3,348,712
Total Investments in Securities	570,633,483	—	—	570,633,483

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $432,045,323)	$567,284,771
Affiliated issuers (cost $3,348,712)	3,348,712
Receivable for:
Investments sold	786,128
Capital shares sold	28,390
Dividends	717,758
Prepaid expenses	14,640
Total assets	572,180,399
Liabilities
Payable for:
Investments purchased	9,675
Capital shares purchased	2,603,902
Management services fees	11,934
Distribution and/or service fees	719
Service fees	3,192
Compensation of board members	84,124
Compensation of chief compliance officer	63
Other expenses	22,004
Total liabilities	2,735,613
Net assets applicable to outstanding capital stock	$569,444,786

Represented by
Trust capital	$569,444,786
Total - representing net assets applicable to outstanding capital stock	$569,444,786

Class 1
Net assets	$424,239,946
Shares outstanding	10,526,111
Net asset value per share	$40.30
Class 2
Net assets	$65,776,537
Shares outstanding	1,677,215
Net asset value per share	$39.22
Class 3
Net assets	$79,428,303
Shares outstanding	1,996,729
Net asset value per share	$39.78

The accompanying Notes to Financial Statements are an integral part of this statement.

10 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$7,554,400
Dividends — affiliated issuers	2,873
Interfund lending	25
Total income	7,557,298
Expenses:
Management services fees	2,405,322
Distribution and/or service fees
Class 2	75,343
Class 3	45,163
Service fees	36,350
Compensation of board members	23,921
Custodian fees	5,408
Printing and postage fees	4,567
Audit fees	14,628
Legal fees	7,300
Compensation of chief compliance officer	69
Other	9,754
Total expenses	2,627,825
Net investment income	4,929,473
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	87,279,282
Net realized gain	87,279,282
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	46,540,758
Net change in unrealized appreciation (depreciation)	46,540,758
Net realized and unrealized gain	133,820,040
Net increase in net assets resulting from operations	$138,749,513

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$4,929,473	$8,159,726
Net realized gain	87,279,282	31,303,067
Net change in unrealized appreciation (depreciation)	46,540,758	14,116,633
Net increase in net assets resulting from operations	138,749,513	53,579,426
Decrease in net assets from capital stock activity	(268,042,526)	(11,442,338)
Total increase (decrease) in net assets	(129,293,013)	42,137,088
Net assets at beginning of period	698,737,799	656,600,711
Net assets at end of period	$569,444,786	$698,737,799
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	25,057	995,454	528,183	12,490,299
Redemptions	(7,324,695)	(273,347,357)	(346,188)	(10,495,499)
Net increase (decrease)	(7,299,638)	(272,351,903)	181,995	1,994,800
Class 2
Subscriptions	172,435	6,592,044	158,168	4,365,767
Redemptions	(130,261)	(4,861,664)	(351,980)	(9,491,983)
Net increase (decrease)	42,174	1,730,380	(193,812)	(5,126,216)
Class 3
Subscriptions	128,488	4,972,087	56,261	1,558,809
Redemptions	(66,324)	(2,393,090)	(372,566)	(9,869,731)
Net increase (decrease)	62,164	2,578,997	(316,305)	(8,310,922)
Total net decrease	(7,195,300)	(268,042,526)	(328,122)	(11,442,338)

The accompanying Notes to Financial Statements are an integral part of this statement.

12 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

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CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized
	Net asset value,	Net	and	Total from
	beginning of	investment	unrealized	investment
	period	income	gain (loss)	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$32.76	0.29	7.25	7.54
Year Ended 12/31/2020	$30.32	0.38	2.06	2.44
Year Ended 12/31/2019	$23.65	0.34	6.33	6.67
Year Ended 12/31/2018	$26.27	0.27	(2.89)	(2.62)
Year Ended 12/31/2017	$22.68	0.17	3.42	3.59
Year Ended 12/31/2016	$18.78	0.15	3.75	3.90
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$31.92	0.26	7.04	7.30
Year Ended 12/31/2020	$29.61	0.31	2.00	2.31
Year Ended 12/31/2019	$23.16	0.27	6.18	6.45
Year Ended 12/31/2018	$25.79	0.20	(2.83)	(2.63)
Year Ended 12/31/2017	$22.32	0.11	3.36	3.47
Year Ended 12/31/2016	$18.52	0.10	3.70	3.80
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$32.35	0.29	7.14	7.43
Year Ended 12/31/2020	$29.98	0.35	2.02	2.37
Year Ended 12/31/2019	$23.42	0.31	6.25	6.56
Year Ended 12/31/2018	$26.05	0.23	(2.86)	(2.63)
Year Ended 12/31/2017	$22.51	0.14	3.40	3.54
Year Ended 12/31/2016	$18.66	0.12	3.73	3.85

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$40.30	23.02%	0.79%(c)	0.79%(c)	1.57%(c)	13%	$424,240
Year Ended 12/31/2020	$32.76	8.05%	0.79%	0.79%	1.41%	41%	$583,965
Year Ended 12/31/2019	$30.32	28.20%	0.79%	0.79%	1.25%	39%	$534,959
Year Ended 12/31/2018	$23.65	(9.97%)	0.79%	0.79%	1.00%	36%	$442,931
Year Ended 12/31/2017	$26.27	15.83%	0.82%	0.82%	0.69%	41%	$487,245
Year Ended 12/31/2016	$22.68	20.77%	0.88%	0.86%	0.71%	46%	$409,756
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$39.22	22.87%	1.04%(c)	1.04%(c)	1.42%(c)	13%	$65,777
Year Ended 12/31/2020	$31.92	7.80%	1.04%	1.04%	1.16%	41%	$52,184
Year Ended 12/31/2019	$29.61	27.85%	1.04%	1.04%	1.00%	39%	$54,158
Year Ended 12/31/2018	$23.16	(10.20%)	1.04%	1.04%	0.76%	36%	$40,488
Year Ended 12/31/2017	$25.79	15.55%	1.07%	1.07%	0.46%	41%	$40,477
Year Ended 12/31/2016	$22.32	20.52%	1.14%	1.11%	0.49%	46%	$26,182
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$39.78	22.97%	0.92%(c)	0.92%(c)	1.55%(c)	13%	$79,428
Year Ended 12/31/2020	$32.35	7.91%	0.92%	0.92%	1.29%	41%	$62,589
Year Ended 12/31/2019	$29.98	28.01%	0.91%	0.91%	1.12%	39%	$67,484
Year Ended 12/31/2018	$23.42	(10.10%)	0.92%	0.92%	0.88%	36%	$53,581
Year Ended 12/31/2017	$26.05	15.73%	0.95%	0.95%	0.57%	41%	$57,946
Year Ended 12/31/2016	$22.51	20.63%	1.01%	0.99%	0.61%	46%	$44,076

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

CTIVP® – Victory Sycamore Established Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.76% of the Fund's average daily net assets.

Subadvisory agreement

The Investment Manager has entered into a Subadvisory Agreement with Victory Capital Management Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance

18 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.01% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund's average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	Contractual	Voluntary
	expense cap	expense cap	Contractual
	July 1, 2021	May 1, 2021	expense cap
	through	through	prior to
	April 30, 2022	June 30, 2021	May 1, 2021
Class 1	0.85%	0.85%	0.85%
Class 2	1.10	1.10	1.10
Class 3	0.975	0.975	0.975

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $82,478,276 and $336,173,688, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Lender	1,300,000	0.69	1

Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 8. Significant risks

Industrials sector risk

The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

20 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Small- and mid-cap company risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

22 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Victory Sycamore Established Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Victory Capital Management Inc. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	23

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

24 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager's representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally and the Investment Manager's evaluation of the Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

26 CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2021	27

CTIVP® – Victory Sycamore Established Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2066 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

VARIABLE PORTFOLIO – PARTNERS CORE BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	63
Statement of Operations................................................................................................................................................	64
Statement of Changes in Net Assets ................................................................................................................................	65
Financial Highlights.......................................................................................................................................................	66
Notes to Financial Statements .......................................................................................................................................	68
Liquidity Risk Management Program .................................................................................................................................	81
Approval of Management and Subadvisory Agreements.........................................................................................................	81

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Core Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

Portfolio management

J.P. Morgan Investment Management Inc.

Richard Figuly

Steven Lear, CFA

J. Andrew Norelli

Lisa Coleman, CFA

Thomas Hauser, CFA

Wells Capital Management Incorporated

Maulik Bhansali, CFA

Jarad Vasquez

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-1.19	0.91	3.24	3.38
Class 2	05/07/10	-1.29	0.68	2.98	3.13
Bloomberg Barclays
U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund's current subadvisers had been in place for the prior periods, results shown may have been different.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The "Bloomberg Barclays" indices will be re-branded as the "Bloomberg" indices effective August 24, 2021.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	7.0
Commercial Mortgage-Backed Securities - Agency	3.8
Commercial Mortgage-Backed Securities - Non-Agency	2.9
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	30.2
Foreign Government Obligations	1.6
Inflation-Indexed Bonds	0.1
Money Market Funds	4.8
Municipal Bonds	0.2
Residential Mortgage-Backed Securities - Agency	18.9
Residential Mortgage-Backed Securities - Non-Agency	3.7
U.S. Government & Agency Obligations	0.4
U.S. Treasury Obligations	26.4
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Quality breakdown (%) (at June 30, 2021)
AAA rating	58.5
AA rating	2.0
A rating	8.5
BBB rating	18.2
BB rating	5.2
B rating	2.6
CCC rating	0.1
C rating	0.0(a)

D rating	0.0(a)
Not rated	4.9
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the			end of the	Expenses paid during		Fund's annualized
	period ($)			period ($)	the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	988.10	1,022.46	2.32	2.36	0.47
Class 2	1,000.00	1,000.00	987.10	1,021.22	3.55	3.61	0.72

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Agency 0.0%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
COLT Mortgage Loan Trust
Series 2019
11/25/2049	2.579%	672,731	674,987

Total Asset-Backed Securities — Agency
(Cost $672,726)			674,987

Asset-Backed Securities — Non-Agency 7.5%
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800%
Floor 0.800%
12/26/2044	0.892%	732,311	723,346
ACC Trust(a)
Series 2021-1 Class D
01/20/2027	5.250%	5,200,000	5,182,730
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	2,150,000	2,144,712
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,909,114
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class C
08/18/2022	2.710%	23,492	23,511
Series 2020-2 Class A2A
12/18/2023	0.600%	1,809,815	1,812,058
Subordinated Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,341,142
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	629,754
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,726,877
BA Credit Card Trust
Series 2021-A1 Class A1
09/15/2026	0.440%	2,851,000	2,843,942
Business Jet Securities LLC(a)
Series 2019-1 Class A
07/15/2034	4.212%	2,825,800	2,906,898
Series 2021-1A Class A
04/15/2036	2.162%	2,398,689	2,418,051
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	857,850	879,718
Carvana Auto Receivables Trust(a)
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	4,085,278

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,590,378
CAST(c),(d)
Series 2021-1 Class A
03/15/2023	3.340%	9,100,000	9,100,000
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560%
Floor 0.560%
02/25/2033	0.652%	601,894	582,564
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	253,217	259,910
Series 2003-6 Class 1A5
11/25/2034	5.850%	197,776	207,426
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650%
Floor 1.650%
11/26/2046	1.742%	610,587	620,390
College Ave Student Loans LLC(a)
Series 2021-A Class A2
07/25/2051	1.600%	3,552,722	3,542,943
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	558,540	589,020
Series 2019-A Class A2
12/28/2048	3.280%	1,304,862	1,348,027
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	17,041
COOF Securitization Trust Ltd.(a),(c),(g)
CMO Series 2014-1 Class A
06/25/2040	3.018%	483,587	54,022
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	1,250,000	1,250,680
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	4,147,238
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,349,349
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,498,808
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,887,040

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)				Asset-Backed Securities — Non-Agency (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Diamond Resorts Owner Trust(a)				FORT CRE LLC(a),(b)
Series 2017-1A Class A				Series 2018-1A Class D
10/22/2029	3.270%	364,224	369,992	1-month USD LIBOR + 3.430%
Series 2018-1 Class A				Floor 3.430%
				11/16/2035	3.526%	6,025,000	5,798,745
01/21/2031	3.700%	665,427	693,040

Subordinated Series 2021-1A Class D				Foundation Finance Trust(a)
				Series 2019-1A Class A
11/21/2033	3.830%	4,296,411	4,370,019
				11/15/2034	3.860%	752,072	776,618

Drive Auto Receivables Trust				Series 2020-1A Class A
Series 2018-4 Class C
				07/16/2040	3.540%	2,905,245	3,014,429
11/15/2024	3.660%	60,835	60,908

Subordinated Series 2019-1 Class D				Franklin Limited Duration Income Trust(a),(c),(d)
				Series 2019-1 Class A
06/15/2026	4.090%	970,000	1,006,370
				08/15/2024	5.500%	878,462	665,435

Subordinated Series 2020-2 Class C				Freed ABS Trust(a)
08/17/2026	2.280%	1,885,000	1,935,494
				Subordinated Series 2020-FP1 Class B

Subordinated, Series 2017-1 Class D				03/18/2027	3.060%	4,000,000	4,056,274
03/15/2023	3.840%	202,881	203,545	FREED ABS Trust(a)

Drive Auto Receivables Trust(a)				Series 2019-2 Class A
Subordinated, Series 2017-3 Class D				11/18/2026	2.620%	95,922	96,026
12/15/2023	3.530%	878,898	886,866	Subordinated Series 2021-1CP Class B

DT Auto Owner Trust(a)				03/20/2028	1.410%	3,250,000	3,259,833
Series 2020-2A Class B				Subordinated Series 2021-2 Class C
03/16/2026	2.080%	3,500,000	3,555,074
				06/19/2028	1.940%	2,300,000	2,297,988

Subordinated Series 2019-4A Class C				GLS Auto Receivables Issuer Trust(a)
07/15/2025	2.730%	2,895,000	2,944,168
				Subordinated Series 2021-1A Class D

Subordinated Series 2021-2A Class C				01/15/2027	1.680%	1,200,000	1,197,181
02/16/2027	1.100%	2,104,000	2,110,008	GLS Auto Receivables Trust(a)

Exeter Automobile Receivables Trust(a)				Subordinated Series 2021-2A Class D
Series 2020-2A Class B				04/15/2027	1.420%	2,250,000	2,238,712
07/15/2024	2.080%	3,500,000	3,529,519	Gold Key Resorts(a)

FirstKey Homes Trust(a),(h)				Series 2014-A Class A
Series 2021-SFR1 Class F1				03/17/2031	3.220%	72,530	73,407
08/17/2028	3.238%	4,400,000	4,399,963	Goodgreen(a)

Flagship Credit Auto Trust(a)				Series 2019-2A Class A
Series 2019-2 Class A				04/15/2055	2.760%	1,731,387	1,774,494
10/16/2023	2.830%	769,016	773,729	Goodgreen Trust(a)

Series 2019-4 Class D				Series 2017-1A Class A
01/15/2026	3.120%	3,600,000	3,753,872	10/15/2052	3.740%	241,833	255,772
Ford Credit Auto Owner Trust(a)				Series 2017-2A Class A
Series 2018-1 Class A				10/15/2053	3.260%	1,234,786	1,288,940
07/15/2031	3.190%	2,685,000	2,898,274	Goodgreen Trust(a),(d)

Series 2019-1 Class A				Series 2017-R1A Class R
07/15/2030	3.520%	4,151,000	4,460,750	10/20/2052	5.000%	1,806,518	1,797,486
Series 2021-1 Class A				Hero Funding(a)
10/17/2033	1.370%	5,037,000	5,070,043	Series 2017-3A Class A2
				09/20/2048	3.950%	958,842	1,002,237
				HERO Funding Trust(a)
				Series 2016-3A Class A1
				09/20/2042	3.080%	506,559	523,788
The accompanying Notes to Financial Statements are an integral part of this statement.
			Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021				7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2017-1A Class A2
09/20/2047	4.460%	720,400	758,670
Hertz Vehicle Financing III LP(a)
Series 2021-2A Class A
12/27/2027	1.680%	4,676,000	4,669,760
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	1,590,000	1,589,141
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	321,507	329,504
Lending Point Asset Securitization Trust(a)
Series 2020-1 Class B
02/10/2026	3.107%	2,050,403	2,054,254
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,694,631
Subordinated Series 2019-2A Class D
04/20/2028	5.240%	4,300,000	4,467,226
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,628,300
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	1,000,000	1,002,297
LL ABS Trust(a)
Series 2019-1A Class A
03/15/2027	2.870%	65,128	65,168
LPMS(a),(d),(e)
Series 2021-1A Class B
04/15/2041	3.966%	7,000,000	7,013,398
LV Tower 52 Issuer(a),(d),(e)
Series 2013-1 Class A
02/15/2023	5.750%	1,753,328	1,768,389
Series 2013-1 Class M
02/15/2023	7.750%	675,638	681,441
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,126,762
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,563,366
Mercury Financial Credit Card Master Trust(a)
Series 2021-1A Class A
03/20/2026	1.540%	2,470,000	2,477,974
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	797,826	845,467
Series 2010-1 Class M
12/15/2045	5.250%	169,278	172,744

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Nationstar HECM Loan Trust(a),(c)
Series 2020-1A Class A1
09/25/2030	1.269%	3,945,985	3,955,855
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150%
12/15/2045	2.223%	2,291,488	2,357,518
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	9,062,710	9,042,982
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	233,094	238,579
Series 2018-CA Class A2
06/16/2042	3.520%	295,957	305,798
Series 2018-DA Class A2A
12/15/2059	4.000%	2,725,790	2,868,899
Series 2019-A Class A2A
01/15/2043	3.420%	2,335,354	2,392,154
Series 2019-CA Class A2
02/15/2068	3.130%	1,447,751	1,478,947
Series 2019-D Class A2A
12/15/2059	3.010%	2,911,966	3,023,393
Series 2019-FA Class A2
08/15/2068	2.600%	2,843,508	2,893,038
Series 2019-GA Class A
10/15/2068	2.400%	1,398,941	1,423,240
Series 2020-A Class A2A
11/15/2068	2.460%	2,970,000	3,068,594
Series 2020-BA Class A2
01/15/2069	2.120%	1,552,970	1,579,173
Series 2020-DA Class A
05/15/2069	1.690%	3,915,109	3,953,837
Series 2020-EA Class A
05/15/2069	1.690%	6,463,000	6,567,426
Series 2020-GA Class A
09/16/2069	1.170%	4,604,225	4,625,145
Series 2020-HA Class A
01/15/2069	1.310%	2,454,692	2,470,740
Series 2021-A Class A
05/15/2069	0.840%	5,522,761	5,512,594
Series 2021-BA Class A
07/15/2069	0.940%	4,641,479	4,638,615
Series 2021-CA Class A
10/15/2069	1.060%	9,079,000	9,100,122

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	2,376,145	2,471,013
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180%
10/27/2036	0.356%	1,217,636	1,200,672
Series 2004-4 Class A5
3-month USD LIBOR + 0.160%
Floor 0.160%
01/25/2037	0.336%	2,363,476	2,337,025
Series 2005-1 Class A5
3-month USD LIBOR + 0.110%
Floor 0.110%
10/25/2033	0.286%	2,132,648	2,100,573
Series 2005-2 Class A5
3-month USD LIBOR + 0.100%
Floor 0.100%
03/23/2037	0.235%	5,405,430	5,319,280
Series 2005-3 Class A5
3-month USD LIBOR + 0.120%
Floor 0.120%
12/24/2035	0.255%	6,512,326	6,411,624
Series 2005-4 Class A4
3-month USD LIBOR + 0.180%
Floor 0.180%
03/22/2032	0.315%	504,282	488,494
Nissan Auto Receivables Owner Trust
Series 2021-A Class A3
10/15/2025	0.330%	2,543,000	2,539,123
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	699,086
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	602,445
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,606,192
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,385,000	1,390,443
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,500,000	4,509,655
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	309,024	324,853
Santander Drive Auto Receivables Trust
Series 2020-1 Class A3
02/15/2024	2.030%	887,052	891,506

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2020-2 Class A2A
05/15/2023	0.620%	353,728	353,789
Series 2020-3 Class A3
07/15/2024	0.520%	1,531,000	1,533,943
Series 2020-4 Class A3
07/15/2024	0.480%	1,382,000	1,384,875
Subordinated Series 2021-2 Class D
07/15/2027	1.350%	3,900,000	3,903,980
Santander Retail Auto Lease Trust(a)
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,502,247
Series 2021-B Class A3
08/20/2024	0.510%	1,452,000	1,448,644
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	1,628,000	1,715,969
SART(d)
Series 2017-1 Class X
11/17/2025	4.750%	1,424,175	1,427,736
SART(a),(d)
Series 2018-1 Class A
06/15/2025	4.750%	1,846,184	1,848,030
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	5,027,044
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	3,019,056	3,188,979
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875%
Floor 0.875%
11/25/2042	1.022%	561,302	564,300
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750%
Floor 0.750%
12/15/2032	0.869%	540,897	527,323
Series 2003-10A Class A4
3-month USD LIBOR + 0.670%
12/17/2068	0.789%	4,362,000	4,371,540
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060%
07/25/2022	0.236%	4,928,621	4,799,642
Series 2007-3 Class A4
3-month USD LIBOR + 0.060%
Floor 0.060%
01/25/2022	0.236%	1,939,057	1,888,334
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2012-1 Class A3
1-month USD LIBOR + 0.950%
Floor 0.950%
09/25/2028	1.042%	2,738,940	2,707,943
Series 2012-2 Class A
1-month USD LIBOR + 0.700%
Floor 0.700%
01/25/2029	0.792%	5,825,699	5,724,486
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	941,458	952,002
Series 2016-A Class A2A
05/15/2031	2.700%	1,395,605	1,430,686
Series 2018-A Class A2A
02/15/2036	3.500%	6,747,359	7,088,317
Series 2018-C Class A2A
11/15/2035	3.630%	2,378,528	2,482,775
Series 2019-A Class A2A
07/15/2036	3.440%	4,790,224	5,026,555
Series 2020-BA Class A1A
07/15/2053	1.290%	5,044,901	5,059,775
Series 2020-PTA Class A2A
09/15/2054	1.600%	3,894,000	3,933,113
Series 2020-PTB Class A2A
09/15/2054	1.600%	12,186,000	12,271,153
Series 2021-A Class APT1
01/15/2053	1.070%	13,652,062	13,485,355
Series 2021-B Class A
07/17/2051	1.310%	4,488,000	4,448,031
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450%
02/17/2032	1.523%	782,266	793,211
Series 2016-C Class A2B
1-month USD LIBOR + 1.100%
Floor 1.100%
09/15/2034	1.173%	1,080,803	1,090,322
Series 2021-C Class A1
1-month USD LIBOR + 0.400%
Floor 0.400%
01/15/2053	0.490%	2,433,000	2,426,842
Series 2021-C Class A2
1-month USD LIBOR + 0.800%
Floor 0.800%
01/15/2053	0.890%	3,745,000	3,744,999
SoFi Professional Loan Program LLC(a),(b)
Series 2016-E Class A1
1-month USD LIBOR + 0.850%
07/25/2039	0.942%	329,677	329,988

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2017-C Class A1
1-month USD LIBOR + 0.600%
07/25/2040	0.692%	176,288	176,400
Series 2017-E Class A1
1-month USD LIBOR + 0.500%
11/26/2040	0.592%	118,161	118,178
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	288,274	294,298
Series 2017-E Class A2B
11/26/2040	2.720%	1,331,978	1,345,858
Series 2018-A Class A2B
02/25/2042	2.950%	582,221	591,926
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	1,508,082	1,544,636
Series 2020-A Class A2FX
05/15/2046	2.540%	3,176,000	3,276,993
Series 2020-C Class AFX
02/15/2046	1.950%	2,460,704	2,495,410
SOFI Professional Loan Program Trust(a)
Series 2021-A Class AFX
08/17/2043	1.030%	1,724,000	1,723,113
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/15/2025	2.950%	4,541,000	4,629,878
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,642,487
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	2,013,526
Tesla Auto Lease Trust(a)
Series 2021-A Class A3
03/20/2025	0.560%	883,000	884,939
Toyota Auto Loan Extended Note Trust(a),(c)
Series 2021-1A Class A
02/27/2034	1.070%	5,560,000	5,566,540
Tricolor Auto Securitization Trust(a)
Series 2020-1A Class A
11/15/2026	4.875%	2,879,766	2,884,947
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	924,079	930,113
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	5,308,000	5,305,603
Upstart Securitization Trust(a)
Series 2020-1 Class A
04/22/2030	2.322%	2,092,563	2,114,744

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2021-1 Class A
03/20/2031	0.870%	2,967,534	2,974,346
Series 2021-1 Class B
03/20/2031	1.890%	1,336,000	1,336,670
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	231,831	234,112
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	4,228,000	4,216,874
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,800,000	2,792,857
VM Debt LLC(a),(d)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,800,000	2,800,000
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	481,142	504,893
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	152,736	154,155
World Financial Network Credit Card Master Trust
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,052,823

Total Asset-Backed Securities — Non-Agency
(Cost $451,325,102)			453,196,338

Commercial Mortgage-Backed Securities - Agency 4.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates

Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,563,011
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	843,315
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	2,051,895
Series KJ07 Class A2
12/25/2022	2.312%	2,689,132	2,749,651
Series KPLB Class A
05/25/2025	2.770%	7,500,000	8,045,485
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,843,609
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,467,999
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,617,105

Commercial Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,408,824
Federal National Mortgage Association
06/01/2022	2.790%	2,244,666	2,271,254
07/01/2022	2.670%	5,000,000	5,066,487
08/01/2022	2.650%	7,000,000	7,103,855
11/01/2022	2.450%	5,813,022	5,919,900
02/01/2023	2.460%	2,407,556	2,468,210
04/01/2023	2.500%	6,000,000	6,167,136
04/01/2023	2.640%	2,590,313	2,668,338
05/01/2023	2.520%	3,000,000	3,086,878
06/01/2023	2.420%	2,522,962	2,600,735
06/01/2023	2.510%	1,670,878	1,723,062
07/01/2023	3.670%	6,000,000	6,303,262
08/01/2023	3.590%	2,500,000	2,628,776
11/01/2023	3.690%	1,156,708	1,225,357
07/01/2025	3.070%	9,324,180	10,055,633
09/01/2025	3.100%	2,395,163	2,591,379
12/01/2025	3.765%	6,719,681	7,461,224
07/01/2026	4.450%	2,532,140	2,858,710
10/01/2026	3.235%	1,316,769	1,447,582
12/01/2026	3.240%	1,500,000	1,659,561
01/01/2027	3.710%	2,945,895	3,311,477
02/01/2027	3.340%	1,000,000	1,111,472
03/01/2027	2.910%	3,382,157	3,679,380
05/01/2027	2.430%	2,363,961	2,509,159
06/01/2027	2.370%	4,550,000	4,824,102
06/01/2027	3.000%	2,000,000	2,191,105
07/01/2027	3.210%	899,907	995,259
08/01/2027	2.900%	3,454,638	3,768,312
06/01/2028	3.570%	2,787,000	3,158,152
11/01/2028	4.250%	560,507	649,283
01/01/2029	4.070%	5,120,000	5,376,911
02/01/2029	3.740%	1,515,000	1,756,884
10/01/2029	3.199%	8,415,346	9,406,749
02/01/2030	2.570%	2,560,000	2,754,452
02/01/2030	2.920%	2,773,036	3,040,905
02/01/2030	3.550%	1,000,000	1,149,914
06/01/2030	3.130%	4,812,000	5,227,121
07/01/2030	3.850%	4,500,000	5,265,346
01/01/2032	2.730%	2,603,626	2,859,093
01/01/2032	2.730%	1,825,000	1,992,828
01/01/2032	2.780%	2,220,217	2,431,950
01/01/2032	2.970%	1,612,348	1,785,657
02/01/2032	2.990%	2,983,431	3,298,609
04/01/2035	3.330%	2,451,728	2,805,157
Series 2015-M10 Class A2
04/25/2027	3.092%	11,571,351	12,694,760
Series 2017-M5 Class A2
04/25/2029	3.176%	1,929,000	2,169,933
Series 2017-T1 Class A
06/25/2027	2.898%	2,769,099	3,010,856
Series 2021-M3 Class 1A1
11/25/2033	1.000%	9,409,583	9,317,626
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	11

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Commercial Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Federal National Mortgage Association(c)
06/01/2037	5.888%	386,949	403,595
CMO Series 2013-M13 Class A2
04/25/2023	2.629%	1,161,724	1,199,002
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	1,134,776	1,205,856
CMO Series 2015-M11 Class A2
04/25/2025	2.915%	2,000,000	2,135,247

Commercial Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450%
Floor 0.450%, Cap 11.000%
06/20/2065	0.557%	794,166	797,421
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.447%	2,970,350	3,050,510

Total Commercial Mortgage-Backed Securities - Agency
(Cost $231,056,027)			246,966,689
Series 2017-M12 Class A2
06/25/2027	3.181%	2,317,823	2,559,697
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	593,752
Series 2018-M10 Class A2
07/25/2028	3.482%	2,683,000	3,025,215
Series 2018-M3 Class A2
02/25/2030	3.191%	1,057,000	1,187,602
Series 2018-M4 Class A2
03/25/2028	3.147%	1,473,000	1,635,973
Federal National Mortgage Association(c),(g)
Series 2021-M3 Class X1
11/25/2033	2.124%	42,024,571	5,987,081
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(g)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	5,040,855
FREMF Mortgage Trust(a),(c)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.806%	3,410,000	3,680,230
Subordinated, Series 2016-K59 Class B
11/25/2049	3.696%	2,383,000	2,553,662
Subordinated, Series 2016-K722 Class B
07/25/2049	3.990%	1,400,000	1,463,861
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350%
Floor 0.350%, Cap 10.550%
03/20/2063	0.457%	1,270,954	1,272,704
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440%
Floor 0.440%, Cap 11.000%
06/20/2065	0.547%	2,764,353	2,778,670
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440%
Floor 0.440%, Cap 11.000%
07/20/2065	0.547%	2,524,272	2,537,755
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440%
Floor 0.440%, Cap 11.000%
07/20/2065	0.547%	1,409,640	1,417,316

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,302,179	2,431,944
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	548,863
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,017,493	1,074,579
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,095,917
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,107,632	1,164,664
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,257,833
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	214,844
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,183,667
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,050,866
Americold 2010 LLC Trust(a),(d),(e)
Series 2017-TL Class A
12/26/2037	4.774%	1,549,091	1,533,600
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	4,082,833
Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,610,728
AMSR Trust(a),(c)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,262,129
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,264,827
AMSR Trust(a),(d),(e),(h)
Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	5,200,000
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,800,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
BBCMS Trust(h)
Series 2021-C10 Class A5
07/15/2054	2.492%	2,314,000	2,404,006
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,919,978
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.009%	12,530,785	2,025
Benchmark Mortgage Trust
Series 2020-B22 Class A5
01/15/2054	1.973%	576,000	573,669
Series 2021-B26 Class A5
06/15/2054	2.613%	1,381,000	1,452,663
Series 2021-B27 Class A5
07/15/2054	2.390%	842,000	868,566
Camden Property Trust(a),(d),(e)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,722,762	4,846,735
CD Mortgage Trust
Series 2019-CD8 Class A4
08/15/2057	2.912%	1,191,000	1,271,362
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	896,000	957,883
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
01/15/2053	2.717%	6,215,000	6,570,405
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	866,899	1
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	142,679	142,638
COMM Mortgage Trust(c)
Series 2013-CR10 Class A4
08/10/2046	4.210%	36,000	38,421
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	4,817,000	5,143,985
Series 2013-CR6 Class A4
03/10/2046	3.101%	3,325,000	3,411,251
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,790,538
Series 2015-LC21 Class A4
07/10/2048	3.708%	726,000	792,940
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,565,000	1,673,967

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	3,426,946
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	4,067,487
Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,445,304
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.776%	1,960,545	19,185
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,215,686	4,240,081
Series 2014-CR19 Class ASB
08/10/2047	3.499%	708,801	742,873
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,501,705
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,405,565
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,118,459
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	639,357
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	2,149,591
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,735,192	1,804,447
Credit Suisse Commercial Mortgage Trust(d)
Series 2019-SFR Class A1
07/25/2023	3.500%	2,563,268	2,559,321
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	1,612,000	1,741,449
Series 2015-C4 Class A4
11/15/2048	3.808%	792,000	872,286
Series 2019-C16 Class A3
06/15/2052	3.329%	2,861,000	3,133,449
Series 2019-C17 Class A4
09/15/2052	2.763%	1,389,000	1,459,969
Series 2021-C20 Class A3
03/15/2054	2.805%	2,222,000	2,352,735
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	13

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
FirstKey Homes Trust(a),(h)
Series 2021-SFR1 Class E2
08/17/2028	2.489%	3,000,000	2,999,936
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	3,600,000	3,635,030
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.415%	4,000,000	4,288,278
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,021,929
GS Mortgage Securities Trust(a),(c),(g)
CMO Series 2006-GG8 Class X
11/10/2039	1.270%	1,744,861	4,313
GS Mortgage Securities Trust
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,443,456
Series 2015-GC32 Class AAB
07/10/2048	3.513%	5,859,839	6,169,269
Series 2020-GSA2 Class A4
12/12/2053	1.721%	1,916,000	1,878,189
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	2,292,707	2,444,180
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,185,192
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	511,049	544,551
Series 2015-C28 Class A3
10/15/2048	2.912%	2,976,007	3,103,844
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	7.694%	2,853,486	9,947
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.804%	1,068,612	1,637
KGS-Alpha SBA COOF Trust(a),(c),(d),(g)
CMO Series 2012-2 Class A
08/25/2038	0.762%	1,404,811	29,852
CMO Series 2013-2 Class A
03/25/2039	1.759%	2,032,371	76,532
CMO Series 2014-2 Class A
04/25/2040	3.569%	497,083	34,563
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,719,026

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.368%	1,823,630	3,554
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-4 Class XC
12/12/2049	1.391%	13,340	0
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
08/15/2045	3.176%	519,000	526,550
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.293%	386,819	3
CMO Series 2006-T21 Class X
10/12/2052	0.075%	3,320,009	985
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	1,036,648
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
03/15/2030	1.864%	1,424,000	1,406,291
Morgan Stanley Capital I, Inc.(h)
Series 2021-L6 Class A4
07/15/2031	2.444%	1,402,000	1,444,054
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	4,168,238
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,393,404
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/16/2026	2.209%	8,050,000	7,991,539
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	2,250,000	2,262,253
Subordinated Series 2021-SFR5 Class E2
07/16/2026	2.359%	4,730,000	4,695,802
Progress Residential Trust(a),(d),(e),(h)
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,999,937
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	815,441
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	5,954,418
Starwood Waypoint Homes Trust(d),(e)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	886,454
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,197,065
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.815%	1,203,283	2,755
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	481,765	5
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150%
Floor 1.150%
02/15/2040	1.223%	2,368,002	2,379,466
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	414,899	416,551

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $187,309,280)			189,789,673

Convertible Bonds 0.0%
Banking 0.0%
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	525,000	620,375

Total Convertible Bonds
(Cost $525,000)			620,375

Corporate Bonds & Notes 32.1%
Aerospace & Defense 0.8%
Airbus Group SE(a)
04/10/2027	3.150%	409,000	439,998
04/10/2047	3.950%	150,000	170,531
BAE Systems PLC(a)
02/15/2031	1.900%	1,223,000	1,181,385
09/15/2050	3.000%	612,000	598,518
Boeing Co. (The)
02/04/2023	1.167%	527,000	528,968
05/01/2023	4.508%	2,818,000	3,003,571
02/01/2024	1.950%	2,220,000	2,275,086
02/04/2024	1.433%	3,145,000	3,153,082
02/01/2026	2.750%	2,150,000	2,244,080
02/04/2026	2.196%	5,514,000	5,566,109
05/01/2026	3.100%	1,700,000	1,799,764
05/01/2027	5.040%	495,000	571,449
02/01/2028	3.250%	2,032,000	2,154,895
03/01/2028	3.250%	998,000	1,052,860
02/01/2031	3.625%	2,041,000	2,195,366

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
02/01/2035	3.250%	1,161,000	1,180,204
05/01/2040	5.705%	576,000	743,188
02/01/2050	3.750%	2,070,000	2,135,314
05/01/2050	5.805%	150,000	202,393
Harris Corp.
04/27/2035	4.854%	310,000	388,455
Howmet Aerospace, Inc.
05/01/2025	6.875%	1,725,000	2,008,144
L3Harris Technologies, Inc.
01/15/2031	1.800%	1,010,000	981,689
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	502,832
Moog, Inc.(a)
12/15/2027	4.250%	870,000	900,717
Northrop Grumman Corp.
08/01/2023	3.250%	2,767,000	2,927,546
01/15/2025	2.930%	122,000	130,073
01/15/2028	3.250%	1,887,000	2,059,423
05/01/2040	5.150%	1,001,000	1,314,212
Raytheon Technologies Corp.
03/15/2024	3.200%	175,000	186,190
04/15/2047	4.350%	180,000	220,480
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	722,544
TransDigm, Inc.
11/15/2027	5.500%	685,000	714,250
United Technologies Corp.
11/16/2028	4.125%	1,110,000	1,278,471
06/01/2042	4.500%	450,000	560,109
05/15/2045	4.150%	584,000	692,579
11/01/2046	3.750%	450,000	507,486

Total			47,291,961

Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	679,514	793,218
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,799,129

Total			5,592,347

Airlines 0.6%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,539,575	1,581,450
Series 2017-1 Class A
01/15/2030	3.550%	474,368	460,737
Series 2017-1 Class AA
01/15/2030	3.300%	334,848	338,265
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	15

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
American Airlines Pass-Through Trust
Series 2015-1 Class A
05/01/2027	3.375%	456,067	452,442
Series 2016-3 Class AA
10/15/2028	3.000%	2,591,438	2,610,350
Series 2017-1 Class AA
02/15/2029	3.650%	552,230	567,266
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	690,000	732,531
04/20/2029	5.750%	680,000	735,367
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	551,739	562,303
Series 2018-1 Class AA
09/20/2031	3.800%	398,536	415,221
Series 2019-1 Class AA
12/15/2032	3.300%	632,019	647,074
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	305,052	311,437
10/29/2024	4.000%	113,200	119,697
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,310,000	4,640,055
10/20/2028	4.750%	6,037,000	6,718,395
Southwest Airlines Co.
05/04/2023	4.750%	2,032,000	2,180,909
06/15/2027	5.125%	3,038,000	3,577,448
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	256,760	261,263
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,149,126	1,142,044
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	1,076,644
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	205,398	216,143
03/01/2026	4.600%	197,829	202,589
Series 2016-1 Class AA
07/07/2028	3.100%	652,255	688,076
Series 2016-1 Class B
01/07/2026	3.650%	97,340	96,665
Series 2018-1 Class A
03/01/2030	3.700%	1,585,813	1,629,423
Series 2018-1 Class AA
03/01/2030	3.500%	724,438	757,038
Series 2019-1 Class A
08/25/2031	4.550%	843,320	895,626

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2019-1 Class AA
08/25/2031	4.150%	943,691	1,034,969

Total			34,651,427

Apartment REIT 0.2%
ERP Operating LP
12/01/2028	4.150%	480,000	551,566
Essex Portfolio LP
03/01/2028	1.700%	2,481,000	2,440,564
01/15/2031	1.650%	307,000	288,464
06/15/2031	2.550%	977,000	991,701
03/15/2032	2.650%	295,000	299,399
Mid-America Apartments LP
10/15/2023	4.300%	972,000	1,043,478
11/15/2025	4.000%	1,161,000	1,290,183
03/15/2029	3.950%	953,000	1,082,226
UDR, Inc.
09/01/2026	2.950%	363,000	388,206
01/15/2030	3.200%	550,000	595,078
08/15/2031	3.000%	115,000	120,842
08/01/2032	2.100%	780,000	749,498

Total			9,841,205

Automotive 0.9%
Allison Transmission, Inc.(a)
06/01/2029	5.875%	820,000	900,876
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,115,000	1,181,067
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	245,000	253,723
Clarios Global LP(a)
05/15/2025	6.750%	741,000	790,602
Dana, Inc.
06/15/2028	5.625%	1,060,000	1,145,208
Ford Motor Co.
01/15/2043	4.750%	770,000	820,050
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	2,286,492
01/08/2026	4.389%	1,685,000	1,818,786
08/17/2027	4.125%	2,920,000	3,099,178
05/03/2029	5.113%	2,055,000	2,301,666
11/13/2030	4.000%	1,406,000	1,474,901
06/17/2031	3.625%	6,415,000	6,535,904
General Motors Co.
10/01/2025	6.125%	590,000	698,436
04/01/2048	5.400%	813,000	1,035,163

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
General Motors Financial Co., Inc.
01/08/2026	1.250%	2,427,000	2,410,895
01/17/2027	4.350%	172,000	193,436
01/08/2031	2.350%	1,398,000	1,379,103
06/10/2031	2.700%	400,000	402,750
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	630,000	658,410
Goodyear Tire & Rubber Co. (The)
04/30/2031	5.250%	495,000	518,842
Hyundai Capital America(a)
11/10/2022	1.150%	1,823,000	1,834,412
09/18/2023	1.250%	1,475,000	1,488,263
01/08/2024	0.800%	2,999,000	2,989,380
10/15/2025	1.800%	2,961,000	3,000,701
01/08/2026	1.300%	3,416,000	3,372,661
06/15/2026	1.500%	3,630,000	3,601,477
02/10/2027	3.000%	315,000	333,462
10/15/2027	2.375%	640,000	654,096
01/10/2028	1.800%	970,000	960,326
06/15/2028	2.000%	2,346,000	2,326,199
Nissan Motor Acceptance Corp.(a)
03/09/2026	2.000%	702,000	705,944
03/09/2028	2.750%	1,007,000	1,017,455
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	2,234,000	2,458,049
09/17/2030	4.810%	1,333,000	1,503,110
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	592,181
Volkswagen Group of America Finance LLC(a)
11/24/2027	1.625%	293,000	289,503

Total			57,032,707

Banking 6.5%
ABN AMRO Bank NV(a),(j)
06/16/2027	1.542%	2,400,000	2,386,485
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	431,000	483,951
AIB Group PLC(a)
10/12/2023	4.750%	875,000	949,860
AIB Group PLC(a),(j)
04/10/2025	4.263%	655,000	707,052
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	186,050
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	311,162
ANZ New Zealand Internationall Ltd.(a)
06/22/2026	1.250%	2,823,000	2,815,963

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
ASB Bank Ltd.(a)
05/23/2024	3.125%	293,000	312,623
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	254,420
Banco Santander SA(j)
06/30/2024	0.701%	4,600,000	4,608,030
Banco Santander SA
05/28/2025	2.746%	1,000,000	1,053,701
03/25/2026	1.849%	1,000,000	1,011,495
Subordinated
12/03/2030	2.749%	800,000	792,870
Bank of America Corp.(j)
12/20/2023	3.004%	3,757,000	3,894,083
07/23/2024	3.864%	250,000	266,433
04/22/2025	0.976%	5,142,000	5,158,143
10/01/2025	3.093%	2,162,000	2,302,676
10/22/2025	2.456%	2,626,000	2,747,933
02/13/2026	2.015%	484,000	499,005
06/19/2026	1.319%	4,276,000	4,286,243
10/24/2026	1.197%	7,231,000	7,172,087
03/11/2027	1.658%	9,558,000	9,638,630
04/23/2027	3.559%	2,341,000	2,563,031
07/22/2027	1.734%	5,156,000	5,198,595
04/24/2028	3.705%	1,800,000	1,990,393
12/20/2028	3.419%	1,053,000	1,148,117
02/07/2030	3.974%	1,132,000	1,283,547
02/13/2031	2.496%	7,620,000	7,790,974
04/29/2031	2.592%	3,062,000	3,152,053
07/23/2031	1.898%	3,632,000	3,524,247
10/24/2031	1.922%	1,587,000	1,546,820
04/22/2032	2.687%	15,935,000	16,414,364
06/19/2041	2.676%	4,775,000	4,646,095
Bank of America Corp.
04/19/2026	3.500%	484,000	532,751
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	979,606
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	199,000	219,384
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	375,000	388,499
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	294,933
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	300,000	319,707
Barclays PLC(j)
12/10/2024	1.007%	5,507,000	5,527,548
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	17

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Subordinated
09/23/2035	3.564%	5,257,000	5,476,587
Barclays PLC
03/16/2025	3.650%	1,100,000	1,192,869
BBVA USA
08/27/2024	2.500%	307,000	323,133
BNP Paribas SA(a),(j)
06/09/2026	2.219%	1,291,000	1,331,087
01/13/2027	1.323%	3,704,000	3,658,085
01/13/2031	3.052%	1,000,000	1,053,534
04/19/2032	2.871%	2,896,000	2,971,128
Subordinated
08/12/2035	2.588%	488,000	475,997
BNP Paribas SA(a)
Subordinated
01/26/2041	2.824%	942,000	889,732
BNZ International Funding Ltd.(a)
02/21/2022	2.900%	273,000	277,467
11/03/2022	2.650%	350,000	360,694
BPCE SA(a)
01/20/2026	1.000%	1,175,000	1,159,111
Subordinated
07/11/2024	4.625%	500,000	549,342
BPCE SA(a),(j)
10/06/2026	1.652%	834,000	837,416
01/20/2032	2.277%	855,000	838,407
BPCE SA
12/02/2026	3.375%	700,000	771,626
Capital One Financial Corp.
01/29/2024	3.900%	367,000	396,004
Subordinated
10/29/2025	4.200%	239,000	266,806
Capital One Financial Corp.(j)
12/31/2049	3.950%	1,650,000	1,684,252
CIT Group, Inc.
Subordinated
03/09/2028	6.125%	900,000	1,098,167
Citigroup, Inc.(j)
04/24/2025	3.352%	645,000	687,947
04/08/2026	3.106%	2,000,000	2,139,674
01/28/2027	1.122%	1,580,000	1,557,825
07/24/2028	3.668%	600,000	662,681
04/23/2029	4.075%	500,000	567,576
03/20/2030	3.980%	1,300,000	1,475,255
01/29/2031	2.666%	2,000,000	2,067,607
01/24/2039	3.878%	100,000	114,770

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Citigroup, Inc.
12/01/2025	7.000%	765,000	933,354
10/21/2026	3.200%	1,616,000	1,750,887
01/15/2028	6.625%	215,000	276,233
Citizens Bank NA
03/29/2023	3.700%	250,000	263,132
Citizens Financial Group, Inc.
02/06/2030	2.500%	550,000	564,658
Subordinated
09/30/2032	2.638%	386,000	386,118
Comerica, Inc.
02/01/2029	4.000%	700,000	804,507
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	656,688
07/21/2026	3.750%	712,000	782,843
Credit Agricole SA(a),(j)
06/16/2026	1.907%	1,130,000	1,151,684
01/26/2027	1.247%	1,790,000	1,761,515
Subordinated
01/10/2033	4.000%	1,634,000	1,776,444
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	374,485
01/14/2030	3.250%	685,000	722,079
01/11/2041	2.811%	250,000	236,820
Credit Suisse AG
04/09/2025	2.950%	925,000	991,199
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,244,285
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%	770,000	801,337
06/05/2026	2.193%	580,000	593,755
02/02/2027	1.305%	1,390,000	1,361,598
01/12/2029	3.869%	250,000	275,120
05/14/2032	3.091%	6,035,000	6,218,239
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	688,374
03/26/2025	3.750%	250,000	271,152
Danske Bank A/S(a)
03/02/2022	2.700%	342,000	347,383
Danske Bank A/S(a),(j)
12/08/2023	1.171%	2,382,000	2,392,822
Deutsche Bank AG
05/28/2024	0.898%	2,423,000	2,413,388
Deutsche Bank AG(j)
11/24/2026	2.129%	5,953,000	6,044,807
05/28/2032	3.035%	1,482,000	1,507,494

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Subordinated
01/14/2032	3.729%	1,141,000	1,162,007
Deutsche Bank AG/New York(j)
09/18/2024	2.222%	1,995,000	2,048,544
Discover Bank
07/27/2026	3.450%	250,000	272,797
DNB Bank ASA(a),(j)
05/25/2027	1.535%	2,489,000	2,491,629
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	682,000	704,085
Fifth Third Bancorp
01/25/2024	3.650%	179,000	191,844
Goldman Sachs Group Inc. (The)(j)
04/22/2032	2.615%	5,000,000	5,113,503
Goldman Sachs Group, Inc. (The)(j)
09/10/2024	0.657%	7,048,000	7,035,446
09/29/2025	3.272%	887,000	948,718
03/09/2027	1.431%	2,635,000	2,627,256
09/10/2027	1.542%	4,698,000	4,683,581
06/05/2028	3.691%	3,816,000	4,214,426
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	578,000	624,858
05/22/2025	3.750%	4,028,000	4,407,395
11/16/2026	3.500%	900,000	978,509
01/26/2027	3.850%	2,122,000	2,340,223
02/07/2030	2.600%	1,600,000	1,659,338
Subordinated
10/21/2025	4.250%	531,000	594,092
HSBC Holdings PLC(j)
05/18/2024	3.950%	657,000	697,699
03/13/2028	4.041%	1,007,000	1,116,929
09/22/2028	2.013%	2,500,000	2,508,343
08/18/2031	2.357%	1,420,000	1,420,805
05/24/2032	2.804%	3,240,000	3,325,848
HSBC Holdings PLC
03/08/2026	4.300%	855,000	965,179
Subordinated
03/14/2024	4.250%	2,500,000	2,709,225
ING Groep NV
04/09/2024	3.550%	298,000	320,839
ING Groep NV(a),(j)
07/01/2026	1.400%	930,000	933,158
ING Groep NV(j)
04/01/2027	1.726%	275,000	277,424
Intesa Sanpaolo SpA(a)
09/23/2049	4.700%	2,475,000	2,909,762
Subordinated
06/01/2042	4.950%	3,626,000	3,757,624

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
JPMorgan Chase & Co.(j)
06/01/2025	0.824%	4,348,000	4,338,594
04/22/2026	2.083%	4,150,000	4,291,490
11/19/2026	1.045%	5,292,000	5,226,245
02/04/2027	1.040%	9,490,000	9,327,830
06/01/2028	2.182%	2,907,000	2,975,185
06/01/2029	2.069%	4,734,000	4,770,500
KeyBank NA
05/22/2022	3.180%	468,000	480,158
Lloyds Banking Group PLC(j)
05/11/2027	1.627%	1,045,000	1,046,470
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	450,182
Subordinated
12/10/2025	4.582%	500,000	561,846
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,065,021
01/15/2026	3.900%	370,000	412,503
Macquarie Bank Ltd.(a),(j)
Subordinated
03/03/2036	3.052%	280,000	278,774
Macquarie Group Ltd.(a),(j)
01/12/2027	1.340%	575,000	569,679
09/23/2027	1.629%	4,223,000	4,203,181
01/15/2030	5.033%	1,145,000	1,360,579
Mitsubishi UFJ Financial Group, Inc.
02/22/2022	2.998%	177,000	180,145
07/26/2023	3.761%	228,000	243,430
09/13/2023	2.527%	384,000	400,827
03/07/2024	3.407%	257,000	275,292
02/25/2025	2.193%	2,080,000	2,164,850
07/17/2030	2.048%	549,000	547,705
07/18/2039	3.751%	710,000	808,428
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	442,725
Mizuho Financial Group, Inc.(j)
05/25/2026	2.226%	1,150,000	1,189,733
05/22/2027	1.234%	1,129,000	1,112,143
09/13/2030	2.869%	219,000	229,983
Morgan Stanley(j)
01/25/2024	0.529%	523,000	522,832
05/30/2025	0.790%	9,864,000	9,825,084
10/21/2025	0.864%	3,420,000	3,419,704
04/28/2026	2.188%	4,135,000	4,295,151
12/10/2026	0.985%	4,827,000	4,755,468
07/22/2028	3.591%	889,000	985,007
01/24/2029	3.772%	333,000	373,946
01/23/2030	4.431%	1,547,000	1,814,119
02/13/2032	1.794%	1,240,000	1,192,793
04/28/2032	1.928%	5,000,000	4,862,870
04/22/2039	4.457%	630,000	777,274
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	19

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Morgan Stanley
10/23/2024	3.700%	800,000	872,277
07/23/2025	4.000%	2,053,000	2,285,882
01/27/2045	4.300%	500,000	620,123
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,000,000	970,690
01/14/2041	2.648%	530,000	495,640
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	935,000	1,011,522
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	201,992
Nordea Bank Abp(a)
Subordinated
09/21/2022	4.250%	310,000	323,798
Northern Trust Corp.(j)
Subordinated
05/08/2032	3.375%	231,000	251,080
PNC Bank NA
Subordinated
01/30/2023	2.950%	285,000	295,520
Regions Financial Corp.
08/14/2023	3.800%	385,000	410,560
Royal Bank of Canada
10/05/2023	3.700%	341,000	365,711
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	425,000	454,005
04/05/2026	4.800%	1,100,000	1,259,444
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	540,000	585,952
05/22/2028	3.073%	1,690,000	1,783,043
05/08/2030	4.445%	610,000	699,107
Subordinated
11/01/2029	3.754%	800,000	851,115
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%	3,000,000	2,994,366
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	717,954
Societe Generale SA(a)
03/28/2024	3.875%	478,000	514,259
01/22/2025	2.625%	857,000	895,609
01/22/2030	3.000%	1,039,000	1,080,158
Subordinated
04/14/2025	4.250%	900,000	977,783
Societe Generale SA(a),(j)
12/14/2026	1.488%	2,401,000	2,380,508
06/09/2032	2.889%	7,598,000	7,681,028

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Subordinated
07/08/2035	3.653%	1,901,000	1,974,020
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	608,082
Standard Chartered PLC(a),(b)
3-month USD LIBOR + 1.150%
01/20/2023	4.247%	600,000	612,044
Standard Chartered PLC(a),(j)
01/30/2026	2.819%	1,450,000	1,521,814
01/14/2027	1.456%	460,000	455,721
Subordinated
03/15/2033	4.866%	700,000	777,194
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	569,477
07/14/2026	2.632%	201,000	213,492
10/19/2026	3.010%	297,000	320,543
07/16/2029	3.040%	769,000	824,381
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	219,284
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	359,368
05/01/2025	4.000%	191,000	212,145
U.S. Bancorp
Subordinated
04/27/2026	3.100%	251,000	273,284
UBS Group AG(a),(j)
01/30/2027	1.364%	1,050,000	1,043,099
08/13/2030	3.126%	400,000	428,676
02/11/2032	2.095%	1,259,000	1,231,958
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	327,000	335,779
09/24/2025	4.125%	399,000	444,864
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	200,000	205,168
UniCredit SpA(a)
01/14/2022	6.572%	1,500,000	1,546,057
UniCredit SpA(a),(j)
09/22/2026	2.569%	1,095,000	1,109,665
Wells Fargo & Co.
09/29/2025	3.550%	2,000,000	2,199,132
Subordinated
06/03/2026	4.100%	777,000	872,624
06/14/2046	4.400%	698,000	842,920
12/07/2046	4.750%	752,000	950,442

The accompanying Notes to Financial Statements are an integral part of this statement.

20 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Wells Fargo & Co.(j)
02/11/2026	2.164%	800,000	830,025
06/17/2027	3.196%	2,620,000	2,830,144
06/02/2028	2.393%	491,000	509,128
02/11/2031	2.572%	2,845,000	2,945,065
04/30/2041	3.068%	2,730,000	2,799,444
12/31/2049	3.900%	1,085,000	1,121,763
Westpac Banking Corp.
05/13/2026	2.850%	170,000	183,426
Westpac Banking Corp.(j)
Subordinated
02/04/2030	2.894%	1,630,000	1,690,904
11/23/2031	4.322%	600,000	667,106
11/15/2035	2.668%	3,362,000	3,310,141

Total			394,673,075

Brokerage/Asset Managers/Exchanges 0.1%
Brookfield Finance LLC
04/15/2050	3.450%	620,000	639,065
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	453,511
09/20/2047	4.700%	369,000	449,932
Charles Schwab Corp. (The)(j)
12/31/2049	4.000%	1,185,000	1,211,854
Junior Subordinated
12/31/2049	4.000%	1,480,000	1,543,490
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	311,561
Invesco Finance PLC
01/15/2026	3.750%	193,000	213,753
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	498,527
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	729,035
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	371,799
07/16/2030	2.679%	290,000	294,604

Total			6,717,131

Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	906,554
Cemex SAB de CV(a)
07/11/2031	3.875%	600,000	608,334
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	341,346
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	431,684

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Masco Corp.
10/01/2030	2.000%	400,000	390,261
08/15/2032	6.500%	540,000	719,692
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,590,000	1,663,708
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	1,080,833

Total			6,142,412

Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,555,000	3,728,272
06/01/2029	5.375%	4,170,000	4,556,748
03/01/2030	4.750%	2,910,000	3,074,947
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	905,000	936,791
02/15/2028	3.750%	500,000	551,887
04/01/2038	5.375%	286,000	352,254
06/01/2041	3.500%	3,536,000	3,559,967
03/01/2050	4.800%	2,993,000	3,448,254
04/01/2051	3.700%	1,260,000	1,253,901
06/01/2052	3.900%	5,094,000	5,183,580
12/01/2061	4.400%	1,242,000	1,335,836
Comcast Corp.
10/15/2025	3.950%	199,000	222,721
03/01/2026	3.150%	212,000	230,689
01/15/2031	1.950%	320,000	315,402
02/15/2031	1.500%	3,993,000	3,783,398
08/15/2034	4.200%	400,000	472,801
03/01/2038	3.900%	2,000,000	2,293,508
10/15/2038	4.600%	710,000	880,069
11/01/2039	3.250%	640,000	681,029
04/01/2040	3.750%	2,671,000	3,019,834
11/01/2049	3.999%	500,000	588,857
02/01/2050	3.450%	531,000	575,196
11/01/2052	4.049%	273,000	324,862
10/15/2058	4.950%	557,000	770,636
08/15/2062	2.650%	1,500,000	1,368,990
Cox Communications, Inc.(a)
10/01/2030	1.800%	1,180,000	1,125,284
10/01/2050	2.950%	850,000	804,720
CSC Holdings LLC
06/01/2024	5.250%	970,000	1,051,427
CSC Holdings LLC(a)
02/01/2029	6.500%	3,417,000	3,783,962
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	2,260,577
07/01/2026	7.750%	2,000,000	2,263,962
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,328,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	21

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	970,000	995,972
08/01/2027	5.000%	1,855,000	1,947,974
07/01/2029	5.500%	1,505,000	1,639,684
TCI Communications, Inc.
02/15/2028	7.125%	415,000	554,420
Time Warner Cable LLC
05/01/2037	6.550%	600,000	815,808
06/15/2039	6.750%	1,400,000	1,959,997
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	1,053,583
04/15/2027	5.125%	690,000	721,478
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	977,966

Total			66,795,399

Chemicals 0.4%
Air Liquide Finance SA(a)
09/27/2023	2.250%	315,000	326,693
Air Products & Chemicals, Inc.
05/15/2027	1.850%	566,000	581,189
Albemarle Corp.
12/01/2044	5.450%	270,000	340,934
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	935,000	980,249
Chemours Co. (The)(a)
11/15/2028	5.750%	1,070,000	1,144,874
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	346,000	396,216
DowDuPont, Inc.
11/15/2038	5.319%	290,000	383,279
Element Solutions, Inc.(a)
09/01/2028	3.875%	895,000	912,943
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	1,000,001
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	885,000	883,307
11/15/2040	3.268%	505,000	518,383
12/01/2050	3.468%	390,000	405,776
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	243,029
09/26/2048	5.000%	261,000	338,049
LYB International Finance III LLC
10/01/2025	1.250%	375,000	374,544
10/01/2040	3.375%	2,834,000	2,937,554
04/01/2051	3.625%	2,293,000	2,427,939
10/01/2060	3.800%	469,000	495,201
NewMarket Corp.
03/18/2031	2.700%	2,389,000	2,392,981

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Nutrien Ltd.
04/01/2029	4.200%	155,000	178,203
03/15/2035	4.125%	700,000	800,314
04/01/2049	5.000%	220,000	290,020
Olin Corp.
09/15/2027	5.125%	345,000	360,343
08/01/2029	5.625%	455,000	501,209
PPG Industries, Inc.
03/15/2026	1.200%	213,000	212,556
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	500,000	511,582
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,524,537
Westlake Chemical Corp.
08/15/2026	3.600%	1,035,000	1,129,579
08/15/2046	5.000%	24,000	30,360
11/15/2047	4.375%	2,021,000	2,369,260

Total			24,991,104

Construction Machinery 0.2%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	1,075,573
John Deere Capital Corp.
07/05/2022	0.550%	2,902,000	2,911,665
04/06/2023	1.200%	2,235,000	2,268,572
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	2,281,750
02/15/2031	3.875%	1,055,000	1,074,062

Total			9,611,622

Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	611,517
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	920,000	922,318
06/01/2028	4.625%	910,000	913,834
Arches Buyer, Inc.(a)
06/01/2028	4.250%	725,000	720,812
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	333,265
Brink's Co. (The)(a)
10/15/2027	4.625%	870,000	908,097
Ford Foundation (The)
06/01/2070	2.815%	440,000	442,609
Garda World Security Corp(a)
02/15/2027	4.625%	725,000	727,810
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	1,015,000	1,087,514

The accompanying Notes to Financial Statements are an integral part of this statement.

22 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Service Corp. International
06/01/2029	5.125%	980,000	1,063,984
Staples, Inc.(a)
04/15/2026	7.500%	735,000	761,538

Total			8,493,298

Consumer Products 0.3%
ACCO Brands Corp.(a)
03/15/2029	4.250%	780,000	772,414
Central Garden & Pet Co.
10/15/2030	4.125%	885,000	904,170
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,010,000	1,071,298
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,165,000	1,197,604
Estee Lauder Companies, Inc. (The)
03/15/2031	1.950%	2,849,000	2,847,324
Mattel, Inc.(a)
04/01/2026	3.375%	770,000	798,249
04/01/2029	3.750%	645,000	670,588
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	455,421
Natura Cosmeticos SA(a)
05/03/2028	4.125%	300,000	307,286
Newell Brands, Inc.(j)
04/01/2036	5.875%	365,000	451,114
Newell, Inc.
04/01/2026	4.200%	975,000	1,087,044
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	909,197
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,220,000	1,269,193
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,205,000	1,283,221
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,393,218
Unilever Capital Corp.
03/22/2025	3.375%	230,000	250,574
Valvoline, Inc.(a)
02/15/2030	4.250%	485,000	500,911

Total			16,168,826

Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
07/01/2027	5.625%	850,000	896,099

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	718,485
04/15/2029	4.125%	180,000	183,106
Eaton Corp.
04/01/2024	7.625%	170,000	199,457
General Electric Co.
05/01/2027	3.450%	1,877,000	2,064,834
05/01/2030	3.625%	607,000	677,591
Griffon Corp.
03/01/2028	5.750%	1,020,000	1,082,913
Madison IAQ LLC(a)
06/30/2028	4.125%	550,000	555,406
Nvent Finance Sarl
04/15/2028	4.550%	450,000	494,957
RBS Global, Inc./Rexnord LLC(a)
12/15/2025	4.875%	875,000	895,183
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	560,190
06/30/2030	2.000%	242,000	238,607
TriMas Corp.(a)
04/15/2029	4.125%	725,000	735,053
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	305,000	329,640
06/15/2028	7.250%	1,345,000	1,497,763
WW Grainger, Inc.
06/15/2045	4.600%	200,000	258,288
Xylem, Inc.
01/30/2031	2.250%	176,000	177,549

Total			11,565,121

Electric 2.2%
AEP Transmission Co., LLC
09/15/2049	3.150%	440,000	458,776
AES Corp. (The)(a)
01/15/2026	1.375%	2,041,000	2,020,671
Alabama Power Co.
02/15/2033	5.700%	467,000	608,991
05/15/2038	6.125%	70,000	100,168
07/15/2051	3.125%	360,000	369,240
Alexander Funding Trust(a)
11/15/2023	1.841%	1,000,000	1,017,530
Appalachian Power Co.
03/01/2049	4.500%	215,000	263,546
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	887,714
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	413,251
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	23

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,409,000	1,425,787
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	333,000	355,976
02/01/2025	3.500%	529,000	572,020
Black Hills Corp.
10/15/2029	3.050%	688,000	733,648
10/15/2049	3.875%	851,000	917,764
Calpine Corp.(a)
06/01/2026	5.250%	730,000	750,850
02/15/2028	4.500%	1,205,000	1,228,829
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	789,418
CMS Energy Corp.
08/15/2027	3.450%	300,000	332,037
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	275,389
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	285,695
Consumers Energy Co.
05/01/2060	2.500%	803,000	728,247
08/31/2064	4.350%	547,000	688,790
Dominion Energy, Inc.
08/15/2021	2.000%	1,335,000	1,336,362
04/15/2026	1.450%	2,125,000	2,140,762
08/01/2033	5.250%	448,000	561,285
04/15/2041	3.300%	764,000	801,651
DTE Electric Co.
06/15/2042	3.950%	364,000	415,939
03/01/2050	2.950%	2,094,000	2,147,869
DTE Energy Co.
06/01/2025	1.050%	986,000	984,398
03/15/2027	3.800%	1,911,000	2,125,307
03/01/2030	2.950%	1,267,000	1,340,398
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	766,798
04/15/2031	2.550%	958,000	996,171
12/15/2041	4.250%	313,000	379,097
Duke Energy Corp.
09/01/2021	1.800%	1,998,000	2,000,001
09/01/2026	2.650%	213,000	225,301
06/15/2031	2.550%	3,758,000	3,810,541
06/15/2041	3.300%	465,000	475,980
06/15/2051	3.500%	564,000	583,125
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	619,617
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	364,199

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	386,029
10/15/2046	3.700%	323,000	365,925
09/15/2047	3.600%	300,000	334,602
08/15/2050	2.500%	1,422,000	1,311,284
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	760,506
10/01/2030	2.532%	1,095,000	1,081,060
Edison International
06/15/2027	5.750%	500,000	569,598
03/15/2028	4.125%	1,200,000	1,277,321
Emera US Finance LP
06/15/2046	4.750%	600,000	716,137
Enel Finance International NV(a)
09/14/2025	4.625%	210,000	238,411
05/25/2027	3.625%	380,000	417,815
04/06/2028	3.500%	335,000	367,286
Entergy Arkansas LLC
06/15/2051	2.650%	2,192,000	2,089,855
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	337,471
Entergy Corp.
09/01/2026	2.950%	336,000	358,958
06/15/2028	1.900%	1,896,000	1,892,915
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	510,787
03/15/2051	2.900%	620,000	616,602
Evergy Kansas Central, Inc.
04/15/2050	3.450%	1,587,000	1,735,935
Evergy, Inc.
09/15/2024	2.450%	1,770,000	1,853,765
09/15/2029	2.900%	1,258,000	1,331,645
Eversource Energy
03/15/2031	2.550%	1,422,000	1,457,822
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	394,401
06/01/2025	3.250%	1,290,000	1,390,759
10/01/2039	6.250%	300,000	369,566
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	376,969
Florida Power & Light Co.
09/01/2035	5.400%	600,000	795,405
Fortis, Inc.
10/04/2026	3.055%	620,000	666,611
Interstate Power & Light Co.
09/30/2049	3.500%	726,000	789,030
ITC Holdings Corp.
11/15/2022	2.700%	1,915,000	1,969,001

The accompanying Notes to Financial Statements are an integral part of this statement.

24 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
ITC Holdings Corp.(a)
05/14/2030	2.950%	530,000	558,686
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	287,633
03/01/2032	2.750%	1,343,000	1,363,165
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	195,763
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	993,127
06/15/2047	4.200%	400,000	482,478
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,119,000	2,370,773
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	825,585
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	528,000	593,658
Mississippi Power Co.
03/30/2028	3.950%	2,336,000	2,631,924
03/15/2042	4.250%	645,000	762,299
07/30/2051	3.100%	1,682,000	1,689,811
Nevada Power Co.
04/01/2036	6.650%	225,000	328,141
09/15/2040	5.375%	546,000	716,665
New England Power Co.(a)
12/05/2047	3.800%	168,000	184,767
NextEra Energy Capital Holdings, Inc.
06/15/2028	1.900%	1,881,000	1,902,269
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	884,379
Northern States Power Co.
04/01/2031	2.250%	943,000	970,074
04/01/2052	3.200%	953,000	1,030,578
NRG Energy, Inc.(a)
12/02/2025	2.000%	860,000	870,615
12/02/2027	2.450%	960,000	966,509
06/15/2029	4.450%	585,000	646,810
NRG Energy, Inc.
01/15/2028	5.750%	1,415,000	1,509,054
NSTAR Electric Co.
06/01/2051	3.100%	870,000	907,496
Oklahoma Gas and Electric Co.
05/26/2023	0.553%	30,000	30,005
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	195,443
Pacific Gas & Electric Co.
03/01/2026	2.950%	435,000	444,733
08/15/2042	3.750%	183,000	166,901
02/15/2044	4.750%	474,000	478,562

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Pacific Gas and Electric Co.(b)
3-month USD LIBOR + 1.375%
11/15/2021	1.531%	1,810,000	1,811,747
Pacific Gas and Electric Co.
06/16/2022	1.750%	2,255,000	2,254,477
03/10/2023	1.367%	1,075,000	1,075,104
07/01/2025	3.450%	690,000	723,077
08/01/2027	2.100%	3,241,000	3,148,392
02/01/2031	2.500%	2,612,000	2,450,733
07/01/2040	4.500%	484,000	484,025
08/01/2040	3.300%	65,000	59,113
06/01/2041	4.200%	817,000	804,032
04/15/2042	4.450%	1,000,000	993,079
03/15/2045	4.300%	310,000	298,408
12/01/2047	3.950%	1,824,000	1,694,612
07/01/2050	4.950%	948,000	976,494
08/01/2050	3.500%	338,000	300,829
PacifiCorp
10/15/2037	6.250%	200,000	285,125
PECO Energy Co.
06/15/2050	2.800%	490,000	488,497
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	946,000	987,227
PG&E Corp.
07/01/2028	5.000%	625,000	632,475
07/01/2030	5.250%	610,000	618,224
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	260,756
03/15/2043	4.150%	250,000	300,525
PPL Capital Funding, Inc.
05/15/2026	3.100%	1,249,000	1,343,212
Public Service Co. of Colorado
06/15/2031	1.875%	2,172,000	2,160,112
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	322,199
Public Service Electric and Gas Co.
05/01/2050	2.700%	2,104,000	2,070,346
08/01/2050	2.050%	392,000	339,313
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	640,696
Southern California Edison Co.
03/01/2028	3.650%	200,000	219,913
01/15/2036	5.550%	130,000	161,198
02/01/2038	5.950%	210,000	272,128
03/01/2048	4.125%	1,059,000	1,132,774
Southern Co. (The)
07/01/2026	3.250%	250,000	271,212
03/15/2028	1.750%	1,417,000	1,402,941
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,419,674
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	25

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	470,064
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	416,867
Tampa Electric Co.
03/15/2031	2.400%	1,427,000	1,461,787
03/15/2051	3.450%	1,142,000	1,253,423
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	818,080
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	667,000	721,411
Union Electric Co.
06/15/2027	2.950%	286,000	309,006
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	131,382
12/15/2050	2.450%	1,383,000	1,273,842
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,170,000	1,215,838
07/31/2027	5.000%	1,185,000	1,216,480
WEC Energy Group, Inc.
03/15/2024	0.800%	2,394,000	2,400,200
10/15/2027	1.375%	1,374,000	1,343,048
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	206,144
06/15/2028	1.700%	945,000	948,148
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	110,584

Total			135,749,485

Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	970,000	996,515
08/01/2028	4.000%	640,000	632,500
09/01/2028	3.500%	365,000	365,012
Republic Services, Inc.
02/15/2031	1.450%	378,000	354,392
Stericycle, Inc.(a)
07/15/2024	5.375%	475,000	488,087
01/15/2029	3.875%	768,000	769,986

Total			3,606,492

Finance Companies 1.1%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	720,000	730,576
01/23/2023	3.300%	935,000	968,955
07/03/2023	4.125%	500,000	530,223
09/15/2023	4.500%	2,905,000	3,115,925
02/15/2024	3.150%	2,875,000	3,014,144
08/14/2024	2.875%	632,000	660,923
01/15/2025	3.500%	218,000	231,021

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
07/15/2025	6.500%	1,285,000	1,506,697
04/03/2026	4.450%	400,000	439,395
Air Lease Corp.
07/03/2023	3.875%	1,000,000	1,061,224
09/15/2023	3.000%	520,000	544,011
03/01/2025	3.250%	645,000	687,287
07/01/2025	3.375%	1,511,000	1,622,088
01/15/2026	2.875%	1,540,000	1,619,688
10/01/2029	3.250%	659,000	685,621
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	366,552
12/15/2024	5.500%	1,222,000	1,382,497
08/01/2025	4.125%	500,000	539,757
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	2,260,000	2,400,223
02/15/2025	2.875%	1,767,000	1,820,378
01/15/2026	5.500%	1,995,000	2,261,481
02/21/2026	2.125%	730,000	723,628
04/15/2026	4.250%	830,000	899,976
05/01/2026	4.375%	790,000	858,438
FS KKR Capital Corp.
01/15/2026	3.400%	3,747,000	3,875,585
01/15/2027	2.625%	1,409,000	1,395,018
GE Capital Funding LLC
05/15/2025	3.450%	1,088,000	1,182,925
05/15/2030	4.400%	4,028,000	4,695,060
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	6,597,000	7,923,444
Golub Capital BDC, Inc.
04/15/2024	3.375%	1,722,000	1,798,295
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,042,802
Navient Corp.
03/25/2024	6.125%	780,000	842,999
Oaktree Specialty Lending Corp.
01/15/2027	2.700%	1,477,000	1,478,926
Owl Rock Capital Corp.
07/15/2026	3.400%	4,091,000	4,266,319
06/11/2028	2.875%	986,000	979,384
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	5,475,000	5,731,837
03/15/2023	4.500%	175,000	183,982
02/15/2024	5.500%	810,000	890,818
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,190,000	1,177,426
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	708,651

The accompanying Notes to Financial Statements are an integral part of this statement.

26 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2026	7.125%	2,020,000	2,353,819

Total			69,197,998

Food and Beverage 1.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,920,000	9,713,669
02/01/2046	4.900%	2,999,000	3,793,467
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	36,435
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	2,815,000	3,354,743
06/01/2040	4.350%	1,480,000	1,761,214
07/15/2042	3.750%	866,000	943,437
04/15/2048	4.600%	1,408,000	1,721,390
10/06/2048	4.439%	690,000	825,029
06/01/2050	4.500%	1,808,000	2,204,650
04/15/2058	4.750%	100,000	125,283
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	685,167
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	1,649,000	1,667,334
09/25/2027	3.750%	4,793,000	5,285,095
05/14/2031	2.750%	5,887,000	5,954,505
Campbell Soup Co.
04/24/2030	2.375%	600,000	604,421
04/24/2050	3.125%	249,000	242,410
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	146,711
07/23/2023	1.375%	1,193,000	1,215,385
11/01/2036	7.250%	300,000	430,843
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	784,004
09/01/2032	1.850%	1,000,000	964,560
Conagra Brands, Inc.
11/01/2038	5.300%	180,000	228,940
11/01/2048	5.400%	510,000	681,679
Constellation Brands, Inc.
11/15/2025	4.400%	251,000	283,466
11/15/2048	5.250%	144,000	192,159
Diageo Capital PLC
09/29/2025	1.375%	1,020,000	1,036,772
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	1,336,861
General Mills, Inc.(a)
02/01/2051	3.000%	100,000	100,755
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	280,679
06/15/2027	3.430%	135,000	148,816
05/25/2038	4.985%	323,000	411,339

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	250,000	258,436
05/15/2028	4.875%	1,095,000	1,211,877
MARB BondCo PLC(a)
01/29/2031	3.950%	500,000	481,822
McCormick & Co., Inc.
04/15/2030	2.500%	602,000	618,407
Molson Coors Brewing Co.
07/15/2046	4.200%	2,636,000	2,934,010
Mondelez International, Inc.
05/04/2025	1.500%	410,000	416,926
Performance Food Group, Inc.(a)
10/15/2027	5.500%	630,000	662,941
Pilgrim's Pride Corp.(a)
09/30/2027	5.875%	625,000	666,581
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,550,000	1,623,277
04/15/2030	4.625%	915,000	931,222
Smithfield Foods, Inc.(a)
10/15/2030	3.000%	1,820,000	1,839,238
Sodexo, Inc.(a)
04/16/2026	1.634%	2,606,000	2,624,442
04/16/2031	2.718%	2,440,000	2,490,361
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	248,692
08/15/2044	5.150%	825,000	1,067,391

Total			65,236,841

Gaming 0.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	640,000	704,872
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,020,000	1,074,825
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	958,000	1,118,606
01/15/2030	4.000%	784,000	844,733
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	1,090,903
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,250,000	1,355,088
02/01/2027	5.750%	645,000	719,904
MGM Resorts International
04/15/2027	5.500%	1,130,000	1,240,644
Scientific Games International, Inc.(a)
10/15/2025	5.000%	800,000	825,843
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,225,000	1,270,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	27

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,170,000	1,216,211
12/01/2029	4.625%	725,000	770,499
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	715,000	769,526
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	710,000	765,005

Total			13,767,186

Health Care 1.3%
Abbott Laboratories
01/30/2028	1.150%	266,000	260,728
11/30/2036	4.750%	297,000	382,498
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,190,000	1,273,586
AdaptHealth LLC(a)
08/01/2029	4.625%	905,000	917,011
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	238,170
Ascension Health
11/15/2029	2.532%	341,000	359,652
Avantor Funding, Inc.(a)
07/15/2028	4.625%	940,000	992,038
Becton Dickinson and Co.
12/15/2024	3.734%	160,000	174,274
12/15/2044	4.685%	900,000	1,122,280
Boston Scientific Corp.
03/01/2029	4.000%	184,000	209,396
03/01/2039	4.550%	170,000	207,619
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	987,897
Children's Hospital Corp. (The)
02/01/2050	2.585%	680,000	645,949
Children's Hospital/DC
07/15/2050	2.928%	760,000	748,708
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	720,000	768,324
01/15/2029	6.000%	865,000	925,851
Cigna Corp.
02/25/2026	4.500%	577,000	656,957
07/15/2046	4.800%	218,000	275,959
CommonSpirit Health
10/01/2025	1.547%	675,000	680,915
10/01/2030	2.782%	670,000	697,182
10/01/2050	3.910%	660,000	728,967
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	661,217

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CVS Health Corp.
03/09/2023	3.700%	343,000	361,103
08/15/2026	3.000%	1,021,000	1,101,011
03/25/2028	4.300%	2,174,000	2,497,499
08/15/2029	3.250%	534,000	580,706
02/28/2031	1.875%	944,000	916,338
03/25/2038	4.780%	1,490,000	1,832,754
08/21/2040	2.700%	1,871,000	1,814,281
03/25/2048	5.050%	3,983,000	5,179,744
CVS Pass-Through Trust(a)
10/10/2025	6.204%	118,024	129,488
01/10/2032	7.507%	99,220	125,797
01/10/2034	5.926%	689,185	832,163
01/10/2036	4.704%	1,693,484	1,931,464
08/11/2036	4.163%	148,262	163,155
Danaher Corp.
10/01/2050	2.600%	1,388,000	1,325,593
DaVita, Inc.(a)
06/01/2030	4.625%	1,485,000	1,528,034
DH Europe Finance II Sarl
11/15/2022	2.050%	1,509,000	1,543,903
11/15/2029	2.600%	1,925,000	2,015,622
DH Europe Finance II SARL
11/15/2024	2.200%	2,597,000	2,711,757
Encompass Health Corp.
02/01/2028	4.500%	880,000	913,002
02/01/2030	4.750%	865,000	920,125
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	988,465
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,418,044
HCA, Inc.
02/15/2026	5.875%	2,650,000	3,066,464
06/15/2026	5.250%	1,700,000	1,966,508
09/01/2028	5.625%	3,265,000	3,872,622
02/01/2029	5.875%	2,065,000	2,494,481
06/15/2029	4.125%	1,000,000	1,127,677
06/15/2039	5.125%	660,000	824,121
06/15/2047	5.500%	300,000	390,676
07/15/2051	3.500%	215,000	215,059
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	1,040,000	1,083,344
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,471,977
IQVIA, Inc.(a)
05/15/2027	5.000%	1,293,000	1,353,882
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,329,140
MultiCare Health System
08/15/2050	2.803%	570,000	562,421

The accompanying Notes to Financial Statements are an integral part of this statement.

28 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
NYU Langone Hospitals
07/01/2055	3.380%	550,000	580,495
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	909,106
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	327,549
Quest Diagnostics, Inc.
06/30/2031	2.800%	525,000	548,531
STERIS Irish FinCo Unlimited, Co.
03/15/2051	3.750%	2,677,000	2,843,267
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	1,480,000	1,518,837
02/01/2027	6.250%	1,015,000	1,060,631
11/01/2027	5.125%	2,860,000	2,997,086
Thermo Fisher Scientific, Inc.
03/25/2030	4.497%	3,241,000	3,859,299
Universal Health Services, Inc.(a)
10/15/2030	2.650%	830,000	834,083
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	877,000
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	182,908

Total			81,042,390

Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	590,000	871,457
08/15/2047	3.875%	750,000	842,485
Anthem, Inc.
12/01/2024	3.350%	350,000	377,561
03/01/2028	4.101%	193,000	220,857
12/01/2047	4.375%	94,000	114,674
Centene Corp.
12/15/2027	4.250%	2,160,000	2,278,645
12/15/2029	4.625%	1,325,000	1,458,586
02/15/2030	3.375%	2,085,000	2,179,091
UnitedHealth Group, Inc.
03/15/2026	3.100%	219,000	238,790
05/15/2031	2.300%	2,965,000	3,036,549
07/15/2035	4.625%	658,000	833,143
08/15/2039	3.500%	725,000	809,335
05/15/2040	2.750%	726,000	734,679
05/15/2041	3.050%	493,000	516,554
05/15/2050	2.900%	716,000	722,052
05/15/2051	3.250%	1,687,000	1,803,551

Total			17,038,009

Healthcare REIT 0.1%
HCP, Inc.
07/15/2029	3.500%	703,000	777,881

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Healthcare Trust of America Holdings LP
07/01/2027	3.750%	546,000	609,059
03/15/2031	2.000%	730,000	706,807
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	911,376
Ventas Realty LP
01/15/2026	4.125%	73,000	81,694
10/15/2026	3.250%	185,000	201,291
04/01/2027	3.850%	246,000	274,996
Welltower, Inc.
02/15/2027	2.700%	294,000	311,951
01/15/2030	3.100%	177,000	188,631
03/15/2041	6.500%	181,000	258,382

Total			4,322,068

Home Construction 0.1%
Lennar Corp.
04/30/2024	4.500%	430,000	470,512
11/29/2027	4.750%	1,690,000	1,952,868
MDC Holdings, Inc.
01/15/2030	3.850%	1,900,000	2,044,160
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	705,000	727,803

Total			5,195,343

Independent Energy 0.8%
Aker BP ASA(a)
01/15/2031	4.000%	1,380,000	1,514,906
Antero Resources Corp.(a)
07/15/2026	8.375%	975,000	1,108,760
Apache Corp.
11/15/2025	4.625%	1,005,000	1,082,961
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,260,978
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	897,293
Comstock Resources, Inc.(a)
03/01/2029	6.750%	805,000	857,441
ConocoPhillips(a)
02/15/2031	2.400%	210,000	214,982
Continental Resources, Inc.(a)
01/15/2031	5.750%	840,000	1,006,287
Devon Energy Corp.(a)
09/15/2024	5.250%	5,163,000	5,753,928
Devon Energy Corp.
12/15/2025	5.850%	906,000	1,063,730
07/15/2041	5.600%	764,000	947,703
05/15/2042	4.750%	1,011,000	1,148,897
06/15/2045	5.000%	1,740,000	2,047,593
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	29

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Diamondback Energy, Inc.
05/31/2025	4.750%	1,295,000	1,459,966
12/01/2026	3.250%	690,000	739,489
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	635,000	659,329
EQT Corp.
10/01/2027	3.900%	1,382,000	1,480,765
Hess Corp.
01/15/2040	6.000%	810,000	1,039,967
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	695,000	728,792
Lundin Energy Finance BV(a)
07/15/2026	2.000%	5,189,000	5,200,740
07/15/2031	3.100%	3,661,000	3,703,856
Marathon Oil Corp.
10/01/2037	6.600%	150,000	199,745
06/01/2045	5.200%	2,201,000	2,640,461
MEG Energy Corp.(a)
01/15/2025	6.500%	790,000	817,066
02/01/2027	7.125%	400,000	426,860
Newfield Exploration Co.
01/01/2026	5.375%	1,115,000	1,257,227
Occidental Petroleum Corp.
08/15/2024	2.900%	1,070,000	1,094,105
09/01/2025	5.875%	2,100,000	2,338,320
07/15/2027	8.500%	735,000	924,753
09/01/2030	6.625%	1,065,000	1,281,044
Pioneer Natural Resources Co.
08/15/2030	1.900%	3,819,000	3,680,458
Range Resources Corp.
05/15/2025	4.875%	980,000	1,017,520
Southwestern Energy Co.
10/01/2027	7.750%	1,075,000	1,166,634

Total			50,762,556

Integrated Energy 0.4%
BP Capital Markets America, Inc.
02/11/2026	3.410%	520,000	568,895
08/10/2030	1.749%	689,000	672,613
02/24/2050	3.000%	855,000	830,449
11/10/2050	2.772%	705,000	656,071
06/04/2051	2.939%	1,000,000	959,019
02/08/2061	3.379%	2,207,000	2,217,885
BP Capital Markets PLC
09/19/2027	3.279%	801,000	877,012
BP Capital Markets PLC(j)
12/31/2049	4.375%	3,790,000	4,044,055
12/31/2059	4.875%	3,065,000	3,363,678

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Chevron Corp.
05/11/2027	1.995%	261,000	269,597
Chevron USA, Inc.
10/15/2029	3.250%	485,000	537,637
03/01/2041	6.000%	400,000	585,056
11/15/2044	5.050%	250,000	335,501
08/12/2050	2.343%	1,715,000	1,554,476
ENI SpA(a)
09/12/2023	4.000%	510,000	544,828
Exxon Mobil Corp.
03/19/2025	2.992%	1,550,000	1,663,090
08/16/2039	2.995%	815,000	838,086
08/16/2049	3.095%	1,015,000	1,035,126
Husky Energy, Inc.
04/15/2022	3.950%	750,000	763,279
Petro-Canada
05/15/2035	5.950%	250,000	328,817
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,424,169
05/29/2050	3.127%	1,400,000	1,420,795

Total			25,490,134

Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	710,000	735,397
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	880,000	908,556
Cinemark USA, Inc.(a)
05/01/2025	8.750%	670,000	733,062
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	805,000	893,359
10/15/2027	4.750%	915,000	948,152
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	585,000	642,168
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	650,000	656,335
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	600,000	646,620

Total			6,163,649

Life Insurance 0.5%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	561,540
04/09/2029	3.600%	320,000	354,905
Subordinated
09/16/2040	3.200%	540,000	556,926
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	833,665

The accompanying Notes to Financial Statements are an integral part of this statement.

30 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Athene Global Funding(a)
01/08/2024	0.950%	472,000	473,362
01/08/2026	1.450%	1,050,000	1,050,019
11/12/2026	2.950%	3,060,000	3,255,540
03/24/2028	2.500%	3,816,000	3,910,065
Athene Holding Ltd.
01/12/2028	4.125%	1,911,000	2,135,728
01/15/2031	3.500%	716,000	764,126
05/25/2051	3.950%	387,000	414,318
Brighthouse Financial, Inc.
06/22/2047	4.700%	1,441,000	1,599,455
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,150,582
F&G Global Funding(a)
06/30/2026	1.750%	2,472,000	2,481,618
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	265,555
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	306,356
04/29/2026	3.050%	366,000	393,053
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	290,645
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,544,528
MetLife, Inc.
09/15/2023	4.368%	205,000	222,155
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	273,000	293,327
09/19/2027	3.000%	170,000	184,347
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	440,282
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	750,000	933,188
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,584,712
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	177,000	189,198
SBL Holdings, Inc.(a)
02/18/2031	5.000%	3,284,000	3,551,527

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	580,269
05/15/2047	4.270%	300,000	358,398

Total			31,679,389

Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	494,866
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,225,952
Marriott International, Inc.
05/01/2025	5.750%	1,751,000	2,021,851
06/15/2030	4.625%	372,000	428,342
04/15/2031	2.850%	4,256,000	4,325,037
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	355,000	359,923
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	790,000	821,979

Total			9,677,950

Media and Entertainment 0.5%
Activision Blizzard, Inc.
09/15/2050	2.500%	875,000	786,514
AMC Networks, Inc.
02/15/2029	4.250%	1,100,000	1,111,370
CBS Corp.
08/15/2024	3.700%	164,000	177,037
01/15/2027	2.900%	182,000	193,528
01/15/2045	4.600%	184,000	218,869
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,539,573
Discovery Communications LLC
09/20/2047	5.200%	365,000	454,661
05/15/2050	4.650%	295,000	345,274
09/15/2055	4.000%	1,726,000	1,825,416
Grupo Televisa SAB
01/31/2046	6.125%	356,000	488,446
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,496,804
Lamar Media Corp.
02/15/2030	4.000%	970,000	983,834
Netflix, Inc.(a)
06/15/2025	3.625%	1,688,000	1,817,556
11/15/2029	5.375%	760,000	923,275
Netflix, Inc.
04/15/2028	4.875%	1,990,000	2,312,926
11/15/2028	5.875%	1,814,000	2,228,426
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	31

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
News Corp.(a)
05/15/2029	3.875%	650,000	656,452
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,580,000	1,680,162
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	976,406
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	825,000	818,485
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	1,303,123
TEGNA, Inc.
09/15/2029	5.000%	795,000	832,220
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	888,498
Viacom, Inc.
03/15/2043	4.375%	269,000	310,531
09/01/2043	5.850%	725,000	993,050
ViacomCBS, Inc.
01/15/2031	4.950%	525,000	633,761
05/19/2032	4.200%	100,000	115,374
05/19/2050	4.950%	442,000	558,518
Walt Disney Co. (The)
07/15/2024	9.500%	139,000	175,165
04/30/2028	7.300%	350,000	470,590
WMG Acquisition Corp.(a)
07/15/2030	3.875%	1,135,000	1,148,586

Total			28,464,430

Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,475,000	1,613,284
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	882,274
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	264,517
09/11/2027	4.000%	400,000	443,482
09/10/2030	2.625%	836,000	837,216
Arconic Corp.(a)
05/15/2025	6.000%	605,000	644,437
02/15/2028	6.125%	910,000	975,841
Barrick Gold Corp.
10/15/2035	6.450%	780,000	1,076,416
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	468,000	576,746
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	1,250,000	1,314,734
Constellium SE(a)
06/15/2028	5.625%	675,000	725,172

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,005,000	1,092,389
Freeport-McMoRan, Inc.
09/01/2027	5.000%	1,285,000	1,356,064
03/01/2030	4.250%	1,135,000	1,216,553
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	378,000	384,142
Glencore Funding LLC(a)
05/30/2023	4.125%	547,000	581,787
09/01/2025	1.625%	3,065,000	3,102,471
09/01/2030	2.500%	3,095,000	3,083,400
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	1,055,000	1,090,303
Newmont Corp.
10/01/2030	2.250%	1,720,000	1,718,869
Novelis Corp.(a)
09/30/2026	5.875%	1,190,000	1,238,953
Nucor Corp.(a)
12/15/2055	2.979%	341,000	329,776
Reliance Steel & Aluminum Co.
08/15/2030	2.150%	590,000	582,410
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	211,323
04/15/2030	3.450%	279,000	303,994
Teck Resources Ltd.
07/15/2030	3.900%	851,000	919,126
10/01/2035	6.125%	964,000	1,244,192
07/15/2041	6.250%	1,088,000	1,430,249
03/01/2042	5.200%	1,117,000	1,324,833
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	680,669

Total			31,245,622

Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,248,466
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	735,000	821,356
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	458,094
02/15/2031	3.400%	780,000	827,498
Buckeye Partners LP
12/01/2027	4.125%	560,000	568,531
11/15/2043	5.850%	770,000	762,882
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	983,253
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	800,000	931,185
11/15/2029	3.700%	580,000	633,452

The accompanying Notes to Financial Statements are an integral part of this statement.

32 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Cheniere Energy Partners LP
10/01/2029	4.500%	1,755,000	1,886,727
DCP Midstream Operating LP
07/15/2025	5.375%	595,000	662,658
05/15/2029	5.125%	455,000	503,080
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,275,000	1,294,430
Enable Midstream Partners LP
05/15/2024	3.900%	261,000	277,952
03/15/2027	4.400%	1,877,000	2,075,228
05/15/2028	4.950%	3,183,000	3,645,158
09/15/2029	4.150%	1,112,000	1,217,458
Energy Transfer Operating LP
04/15/2047	5.300%	295,000	344,278
05/15/2050	5.000%	1,485,000	1,715,524
Energy Transfer Partners LP
01/15/2026	4.750%	449,000	505,455
06/01/2041	6.050%	1,317,000	1,673,874
03/15/2045	5.150%	483,000	556,669
12/15/2045	6.125%	846,000	1,076,954
06/15/2048	6.000%	387,000	489,368
EnLink Midstream Partners LP
06/01/2025	4.150%	970,000	1,015,851
Enterprise Products Operating LLC
04/15/2038	7.550%	303,000	465,190
02/15/2043	4.450%	305,000	360,507
EQM Midstream Partners LP
08/01/2024	4.000%	805,000	825,197
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	756,226
Flex Intermediate Holdco LLC(a)
12/30/2039	4.317%	260,000	267,411
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	2,905,000	2,933,996
03/31/2034	2.160%	2,168,000	2,131,566
03/31/2036	2.625%	1,270,000	1,246,961
09/30/2040	2.940%	2,501,000	2,476,598
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	710,000	711,097
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	650,000	663,265
10/15/2025	2.600%	790,000	812,695
Hess Midstream Operations LP(a)
02/15/2026	5.625%	865,000	901,631
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	853,603
Kinder Morgan, Inc.
02/15/2031	2.000%	245,000	235,859
08/01/2050	3.250%	269,000	260,364

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
MPLX LP
03/15/2028	4.000%	280,000	313,104
08/15/2030	2.650%	341,000	344,674
04/15/2038	4.500%	260,000	297,236
12/01/2047	5.200%	230,000	280,756
04/15/2048	4.700%	400,000	465,081
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	656,319
NuStar Logistics LP
06/01/2026	6.000%	900,000	979,179
ONEOK Partners LP
10/01/2036	6.650%	423,000	569,537
ONEOK, Inc.
01/15/2026	5.850%	242,000	286,428
07/13/2027	4.000%	401,000	443,130
09/01/2029	3.400%	634,000	675,960
03/15/2030	3.100%	669,000	699,501
07/13/2047	4.950%	189,000	221,461
09/01/2049	4.450%	1,577,000	1,751,394
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	185,943
12/15/2029	3.150%	263,000	276,417
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,130,000	1,197,937
06/01/2042	5.150%	900,000	1,009,477
06/15/2044	4.700%	680,000	720,870
02/15/2045	4.900%	411,000	447,090
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	512,429
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	834,041
02/15/2042	6.100%	493,000	611,528
05/15/2045	5.350%	726,000	840,190
Sunoco LP/Finance Corp.
04/15/2027	6.000%	790,000	828,759
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	420,000	426,885
01/15/2028	5.500%	430,000	436,704
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,140,000	2,228,830
03/01/2030	5.500%	1,850,000	2,033,739
TC PipeLines LP
05/25/2027	3.900%	247,000	272,763
Tennessee Gas Pipeline Co. LLC(a)
03/01/2030	2.900%	765,000	793,840
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	225,000	229,654
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	686,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	33

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Western Midstream Operating LP(j)
02/01/2030	5.300%	1,055,000	1,184,774
Williams Companies, Inc. (The)
01/15/2025	3.900%	217,000	237,251
03/01/2048	4.850%	320,000	389,487

Total			66,446,752

Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	643,223
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	410,822
NiSource Finance Corp.
02/01/2042	5.800%	381,000	508,275
NiSource, Inc.
09/01/2029	2.950%	755,000	799,166
02/15/2031	1.700%	900,000	852,373
ONE Gas, Inc.
05/15/2030	2.000%	372,000	367,288
Piedmont Natural Gas Co., Inc.
03/15/2031	2.500%	1,422,000	1,440,649
Southern California Gas Co.
02/01/2030	2.550%	1,098,000	1,136,099
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	208,919
06/15/2026	3.250%	169,000	183,431
01/15/2031	1.750%	1,486,000	1,412,490
10/01/2046	3.950%	247,000	274,788

Total			8,237,523

Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	135,965
12/15/2030	4.900%	1,000,000	1,223,535
02/01/2033	1.875%	225,000	212,957
02/01/2050	4.000%	661,000	762,393
Boston Properties LP
12/01/2028	4.500%	350,000	408,367
Corporate Office Properties LP
04/15/2031	2.750%	1,612,000	1,624,503
Government Properties Income Trust
07/15/2022	4.000%	471,000	486,306
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	2,125,877
Vornado Realty LP
06/01/2026	2.150%	1,171,000	1,187,853
06/01/2031	3.400%	585,000	603,218

Total			8,770,974

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	384,646
Guara Norte Sarl(a)
06/15/2034	5.198%	982,290	1,024,170
Halliburton Co.
11/15/2035	4.850%	497,000	585,343
08/01/2043	4.750%	260,000	301,906
MV24 Capital BV(a)
06/01/2034	6.748%	560,262	621,576
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	1,045,682
Oceaneering International, Inc.
11/15/2024	4.650%	500,000	503,514
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	197,943
05/17/2028	3.900%	1,029,000	1,148,961

Total			5,813,741

Other Financial Institutions 0.1%
Andrew W Mellon Foundation (The)
08/01/2027	0.947%	1,156,000	1,124,684
Blackstone/GSO Secured Lending Fund(a)
07/14/2023	3.650%	960,000	1,000,393
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	1,154,159
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,050,000	1,081,660
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	342,827
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,255,487
ORIX Corp.
07/18/2022	2.900%	252,000	258,496
01/16/2024	4.050%	300,000	324,900

Total			6,542,606

Other Industry 0.2%
AECOM
03/15/2027	5.125%	650,000	724,224
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	336,155
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	806,613
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	823,261

The accompanying Notes to Financial Statements are an integral part of this statement.

34 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	1,100,001
MasTec, Inc.(a)
08/15/2028	4.500%	1,215,000	1,280,092
Pepperdine University
12/01/2059	3.301%	560,000	585,074
President and Fellows of Harvard College
10/15/2050	2.517%	673,000	674,255
Quanta Services, Inc.
10/01/2030	2.900%	1,740,000	1,804,918
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	926,518
University of Southern California
10/01/2120	3.226%	690,000	683,927
Yale University
04/15/2025	0.873%	1,693,000	1,703,032
04/15/2030	1.482%	1,451,000	1,432,721

Total			12,880,791

Other REIT 0.2%
American Campus Communities Operating Partnership LP
02/01/2030	2.850%	1,955,000	2,013,727
Digital Realty Trust LP
08/15/2027	3.700%	231,000	258,867
Duke Realty LP
06/30/2026	3.250%	203,000	220,303
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	1,002,675
Life Storage LP
06/15/2029	4.000%	820,000	918,873
Prologis LP
04/15/2030	2.250%	280,000	285,780
04/15/2050	3.000%	1,600,000	1,644,389
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,320,000	1,355,293
Trust F/1401(a)
01/15/2050	6.390%	1,679,000	1,960,529
Trust Fibra Uno(a)
01/30/2026	5.250%	1,363,000	1,534,015
WP Carey, Inc.
10/01/2026	4.250%	345,000	387,829
04/01/2033	2.250%	1,280,000	1,231,617

Total			12,813,897

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	444,473
12/01/2046	4.000%	431,000	503,675
05/01/2050	3.450%	1,198,000	1,295,455

Total			2,243,603

Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,512,381
08/15/2027	5.250%	585,000	597,337
Berry Global Escrow Corp.(a)
07/15/2027	5.625%	615,000	650,191
BWAY Holding Co.(a)
04/15/2024	5.500%	1,485,000	1,497,027
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	896,483
Greif, Inc.(a)
03/01/2027	6.500%	775,000	816,359
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	971,683
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	750,000	816,311
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,166,709
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	829,529
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	819,011

Total			10,573,021

Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	459,612
Klabin Austria GmbH(a)
04/03/2029	5.750%	300,000	343,051
Packaging Corp. of America
12/15/2049	4.050%	268,000	314,381
WRKCo, Inc.
03/15/2025	3.750%	350,000	382,289
06/01/2028	3.900%	170,000	192,072

Total			1,691,405

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	35

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Pharmaceuticals 1.6%
AbbVie, Inc.
11/21/2022	2.300%	2,955,000	3,033,180
11/14/2023	3.750%	261,000	280,073
11/21/2029	3.200%	2,815,000	3,055,257
03/15/2035	4.550%	1,000,000	1,211,960
05/14/2036	4.300%	687,000	814,998
11/21/2039	4.050%	3,877,000	4,500,615
11/06/2042	4.400%	517,000	628,359
05/14/2046	4.450%	1,297,000	1,571,002
11/21/2049	4.250%	2,878,000	3,450,687
Amgen, Inc.
02/21/2027	2.200%	227,000	235,722
AstraZeneca Finance LLC
05/28/2026	1.200%	1,934,000	1,927,269
05/28/2028	1.750%	1,454,000	1,453,290
AstraZeneca PLC
08/06/2030	1.375%	595,000	563,785
09/15/2037	6.450%	290,000	432,271
09/18/2042	4.000%	1,000,000	1,193,125
05/28/2051	3.000%	969,000	996,202
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	1,038,000	1,063,614
04/01/2026	9.250%	2,070,000	2,251,235
08/15/2027	5.750%	990,000	1,040,260
01/30/2028	5.000%	3,020,000	2,869,689
02/15/2029	5.000%	3,020,000	2,815,275
Biogen, Inc.
05/01/2030	2.250%	1,390,000	1,393,698
05/01/2050	3.150%	370,000	363,840
Bristol Myers Squibb Co.
06/15/2026	3.200%	466,000	511,580
02/20/2028	3.900%	900,000	1,029,715
07/26/2029	3.400%	1,560,000	1,747,507
Bristol-Myers Squibb Co.
11/13/2027	1.125%	825,000	811,494
11/13/2030	1.450%	480,000	464,035
06/15/2039	4.125%	476,000	575,488
08/15/2045	5.000%	459,000	628,077
02/20/2048	4.550%	400,000	522,092
11/13/2050	2.550%	2,936,000	2,811,763
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	965,000	945,947
Genentech, Inc.
07/15/2035	5.250%	1,175,000	1,527,353
Gilead Sciences, Inc.
10/01/2027	1.200%	474,000	461,995
09/01/2036	4.000%	846,000	980,090
10/01/2040	2.600%	3,120,000	3,005,436
03/01/2047	4.150%	1,000,000	1,176,749
10/01/2050	2.800%	2,114,000	2,030,842

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,296,912
Mylan NV
06/15/2026	3.950%	200,000	220,331
Mylan, Inc.
11/29/2043	5.400%	213,000	264,798
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	663,181
04/30/2031	5.125%	480,000	494,448
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	785,000	802,770
Pfizer, Inc.
03/11/2022	2.800%	909,000	925,422
05/28/2040	2.550%	3,294,000	3,303,944
05/28/2050	2.700%	672,000	670,001
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	4,686,000	4,445,112
09/15/2050	2.800%	2,171,000	1,979,073
Royalty Pharma PLC(a)
09/02/2023	0.750%	1,145,000	1,148,421
09/02/2025	1.200%	1,130,000	1,120,418
09/02/2027	1.750%	1,130,000	1,113,774
09/02/2040	3.300%	940,000	945,036
09/02/2050	3.550%	3,185,000	3,179,950
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,178,000	2,279,322
09/23/2026	3.200%	1,480,000	1,606,469
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,787,000	1,939,863
11/26/2028	5.000%	1,000,000	1,204,448
03/31/2030	2.050%	3,565,000	3,534,184
07/09/2040	3.025%	835,000	843,828
07/09/2050	3.175%	4,016,000	4,052,260
07/09/2060	3.375%	565,000	579,437
Upjohn, Inc.(a)
06/22/2040	3.850%	229,000	244,422
Zoetis, Inc.
05/15/2030	2.000%	890,000	884,140

Total			96,117,533

Property & Casualty 0.3%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	603,695
American International Group, Inc.
06/30/2030	3.400%	2,133,000	2,339,645
06/30/2050	4.375%	1,262,000	1,536,849
Assurant, Inc.
09/27/2023	4.200%	186,000	199,773
Assured Guaranty US Holdings, Inc.
06/15/2031	3.150%	1,466,000	1,522,914

The accompanying Notes to Financial Statements are an integral part of this statement.

36 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Brown & Brown, Inc.
03/15/2031	2.375%	2,210,000	2,209,531
Chubb INA Holdings, Inc.
05/15/2024	3.350%	256,000	276,027
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,365,587
CNA Financial Corp.
08/15/2027	3.450%	500,000	547,839
Hanover Insurance Group, Inc. (The)
09/01/2030	2.500%	600,000	602,811
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	377,809
04/15/2043	4.300%	430,000	510,631
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	700,000	776,690
Markel Corp.
11/01/2027	3.500%	306,000	336,372
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	205,000	215,083
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	335,330
Radian Group, Inc.
10/01/2024	4.500%	470,000	503,413
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	778,061

Total			15,038,060

Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	730,041
05/01/2040	5.750%	790,000	1,119,852
02/15/2050	3.550%	626,000	709,048
02/15/2051	3.050%	1,733,000	1,806,326
09/15/2051	3.300%	1,809,000	1,973,831
CSX Corp.
10/01/2036	6.000%	450,000	624,522
11/15/2048	4.750%	415,000	536,953
09/15/2049	3.350%	80,000	84,752
05/15/2051	2.500%	1,500,000	1,365,167
Kansas City Southern
05/01/2048	4.700%	750,000	934,568
Norfolk Southern Corp.
05/15/2050	3.050%	825,000	827,055
08/15/2052	4.050%	600,000	708,596
Union Pacific Corp.
03/01/2022	2.950%	1,683,000	1,713,706
03/01/2024	3.150%	803,000	856,719
02/05/2027	2.150%	1,499,000	1,555,918
02/05/2030	2.400%	1,857,000	1,916,981

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
08/15/2039	3.550%	2,117,000	2,355,512
09/15/2067	4.100%	200,000	233,049
02/05/2070	3.750%	300,000	329,991

Total			20,382,587

Refining 0.1%
HollyFrontier Corp.
10/01/2023	2.625%	1,460,000	1,510,830
04/01/2026	5.875%	618,000	714,608
Marathon Petroleum Corp.
05/01/2023	4.500%	366,000	390,461
05/01/2025	4.700%	217,000	244,730
Phillips 66
11/15/2044	4.875%	40,000	50,085
Valero Energy Corp.
04/15/2023	2.700%	433,000	448,989
03/15/2024	1.200%	378,000	381,058
09/15/2027	2.150%	341,000	346,744
04/15/2032	7.500%	181,000	254,636

Total			4,342,141

Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	980,000	992,250
10/15/2030	4.000%	190,000	183,858
McDonald's Corp.
12/09/2035	4.700%	283,000	350,833
10/15/2037	6.300%	268,000	385,559
Starbucks Corp.
05/07/2022	1.300%	1,204,000	1,215,021
11/15/2030	2.550%	910,000	942,701
03/12/2050	3.350%	1,480,000	1,545,818
11/15/2050	3.500%	2,346,000	2,521,715
Yum! Brands, Inc.(a)
04/01/2025	7.750%	605,000	659,395
Yum! Brands, Inc.
01/31/2032	4.625%	635,000	667,323

Total			9,464,473

Retail REIT 0.6%
Agree LP
06/15/2028	2.000%	2,059,000	2,042,316
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	1,086,374
04/01/2028	2.250%	1,553,000	1,553,851
DDR Corp.
02/01/2025	3.625%	482,000	508,577
06/01/2027	4.700%	200,000	221,946
Federal Realty Investment Trust
01/15/2024	3.950%	1,311,000	1,406,662
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	37

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	806,911
12/15/2026	3.600%	618,000	675,250
Realty Income Corp.
07/15/2024	3.875%	219,000	237,189
04/15/2025	3.875%	255,000	281,495
01/15/2031	3.250%	300,000	327,384
Regency Centers LP
09/15/2029	2.950%	2,716,000	2,861,112
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,116,514
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	1,495,000	1,629,012
Scentre Group Trust 2(a),(j)
09/24/2080	4.750%	995,000	1,061,723
Spirit Realty LP
09/15/2026	4.450%	109,000	121,741
03/15/2028	2.100%	1,886,000	1,879,297
07/15/2029	4.000%	547,000	607,947
01/15/2030	3.400%	1,142,000	1,217,039
02/15/2031	3.200%	2,244,000	2,338,300
02/15/2032	2.700%	1,040,000	1,031,278
STORE Capital Corp.
03/15/2028	4.500%	3,579,000	4,049,988
03/15/2029	4.625%	1,209,000	1,378,529
11/18/2030	2.750%	1,678,000	1,694,761
VEREIT Operating Partnership LP
01/15/2028	3.400%	1,006,000	1,096,776
06/15/2028	2.200%	1,016,000	1,033,254
12/15/2032	2.850%	1,374,000	1,436,958

Total			33,702,184

Retailers 0.8%
7-Eleven, Inc.(a)
02/10/2028	1.300%	609,000	587,707
02/10/2041	2.500%	619,000	575,747
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	440,000	457,907
01/25/2050	3.800%	1,270,000	1,366,543
Amazon.com, Inc.
05/12/2026	1.000%	6,424,000	6,426,260
05/12/2028	1.650%	2,911,000	2,934,463
05/12/2031	2.100%	7,347,000	7,470,683
08/22/2037	3.875%	550,000	654,723
05/12/2051	3.100%	982,000	1,032,280
06/03/2060	2.700%	440,000	419,251
05/12/2061	3.250%	982,000	1,039,572
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	905,140
AutoZone, Inc.
01/15/2031	1.650%	840,000	799,406

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Dollar General Corp.
05/01/2028	4.125%	365,000	418,258
Gap, Inc. (The)(a)
05/15/2027	8.875%	685,000	792,595
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	990,000	1,007,125
Home Depot Inc (The)
04/15/2030	2.700%	1,175,000	1,257,202
04/15/2050	3.350%	948,000	1,049,074
Home Depot, Inc. (The)
04/15/2040	3.300%	392,000	429,773
12/15/2049	3.125%	3,681,000	3,901,555
03/15/2051	2.375%	1,209,000	1,118,405
L Brands, Inc.
06/15/2029	7.500%	1,700,000	2,001,793
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	904,505
Lowe's Companies, Inc.
10/15/2030	1.700%	450,000	431,672
Lowe's Companies, Inc.
04/15/2028	1.300%	867,000	845,690
04/05/2029	3.650%	686,000	767,722
04/01/2031	2.625%	2,380,000	2,464,610
04/01/2051	3.500%	522,000	560,275
Macy's, Inc.(a)
06/15/2025	8.375%	880,000	968,935
Nordstrom, Inc.(a)
08/01/2031	4.250%	1,331,000	1,389,735
O'Reilly Automotive, Inc.
03/15/2026	3.550%	164,000	181,374
09/01/2027	3.600%	432,000	484,029
Penske Automotive Group, Inc.
09/01/2025	3.500%	1,060,000	1,097,828
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,580,000	1,640,742
Rite Aid Corp.(a)
11/15/2026	8.000%	1,250,000	1,268,803
Walmart, Inc.
07/08/2026	3.050%	890,000	974,292
William Carter Co. (The)(a)
05/15/2025	5.500%	765,000	808,801

Total			51,434,475

Supermarkets 0.1%

Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)

01/15/2027	4.625%	4,325,000	4,521,826

The accompanying Notes to Financial Statements are an integral part of this statement.

38 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Kroger Co. (The)
05/01/2030	2.200%	2,000,000	2,011,462
01/15/2050	3.950%	700,000	799,195

Total			7,332,483

Technology 2.1%
ams AG(a)
07/31/2025	7.000%	1,010,000	1,087,313
Analog Devices, Inc.
12/05/2023	3.125%	244,000	258,268
12/05/2036	4.500%	198,000	231,702
Apple, Inc.
06/20/2027	3.000%	562,000	617,469
02/08/2041	2.375%	948,000	922,284
08/04/2046	3.850%	672,000	798,188
11/13/2047	3.750%	495,000	579,966
05/11/2050	2.650%	2,336,000	2,289,541
02/08/2051	2.650%	2,370,000	2,324,954
08/20/2060	2.550%	2,220,000	2,070,276
02/08/2061	2.800%	948,000	927,294
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	233,109
01/12/2028	3.875%	376,000	421,168
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	921,466
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	716,000	791,337
Broadcom, Inc.
11/15/2025	3.150%	1,238,000	1,327,901
09/15/2028	4.110%	605,000	680,161
04/15/2029	4.750%	431,000	501,369
11/15/2030	4.150%	1,683,000	1,888,614
Broadcom, Inc.(a)
02/15/2031	2.450%	2,386,000	2,348,094
04/15/2033	3.419%	6,457,000	6,808,125
04/15/2034	3.469%	2,443,000	2,585,674
CDK Global, Inc.
06/01/2027	4.875%	770,000	815,708
CDW LLC/Finance Corp.
04/01/2028	4.250%	795,000	834,362
Citrix Systems, Inc.
03/01/2026	1.250%	415,000	410,272
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,979,790
CommScope Technologies LLC(a)
03/15/2027	5.000%	615,000	628,977

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Dell International LLC/EMC Corp.
06/15/2023	5.450%	585,000	634,577
06/15/2026	6.020%	2,068,000	2,480,258
10/01/2026	4.900%	434,000	500,819
07/15/2027	6.100%	864,000	1,058,548
10/01/2029	5.300%	600,000	723,648
07/15/2046	8.350%	1,016,000	1,662,224
DXC Technology Co.
04/15/2024	4.250%	302,000	326,893
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	1,085,913
Equinix, Inc.
11/18/2026	2.900%	1,375,000	1,472,043
Fair Isaac Corp.(a)
06/15/2028	4.000%	1,000,000	1,033,270
Fiserv, Inc.
07/01/2026	3.200%	360,000	389,998
07/01/2049	4.400%	345,000	415,596
Flex Ltd.
05/12/2030	4.875%	1,156,000	1,341,279
Gartner, Inc.(a)
07/01/2028	4.500%	1,245,000	1,316,146
Global Payments, Inc.
05/15/2030	2.900%	1,850,000	1,926,238
HP, Inc.
06/17/2025	2.200%	3,047,000	3,163,153
06/17/2027	3.000%	268,000	287,223
Imola Merger Corp.(a)
05/15/2029	4.750%	1,590,000	1,635,277
Intel Corp.
02/15/2060	3.100%	650,000	664,027
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,050,000	1,088,606
KLA Corp.
03/01/2050	3.300%	1,287,000	1,367,420
Leidos, Inc.
02/15/2031	2.300%	570,000	558,465
Microchip Technology, Inc.(a)
02/15/2024	0.972%	1,485,000	1,484,718
Microchip Technology, Inc.
09/01/2025	4.250%	630,000	661,681
Microsoft Corp.
02/12/2035	3.500%	300,000	347,755
03/17/2052	2.921%	1,420,000	1,506,255
03/17/2062	3.041%	314,000	335,741
MSCI, Inc.(a)
09/01/2030	3.625%	485,000	496,807
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	39

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	887,000	916,658
09/01/2029	6.125%	700,000	764,515
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,105,000	1,167,243
NVIDIA Corp.
06/14/2024	0.584%	1,400,000	1,400,732
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%	1,969,000	2,180,147
05/01/2027	3.150%	943,000	1,010,287
05/11/2041	3.250%	3,535,000	3,624,702
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,313,866
Open Text Corp.(a)
02/15/2028	3.875%	895,000	909,437
Oracle Corp.
11/15/2024	2.950%	672,000	715,955
03/25/2026	1.650%	2,912,000	2,952,377
04/01/2027	2.800%	2,892,000	3,066,423
03/25/2028	2.300%	1,945,000	1,997,183
03/25/2031	2.875%	3,846,000	4,004,777
07/08/2034	4.300%	164,000	190,468
05/15/2035	3.900%	735,000	822,479
07/15/2036	3.850%	835,000	922,532
04/01/2040	3.600%	2,700,000	2,848,230
03/25/2041	3.650%	1,944,000	2,064,809
03/25/2051	3.950%	2,714,000	2,965,600
03/25/2061	4.100%	387,000	428,883
Plantronics, Inc.(a)
03/01/2029	4.750%	845,000	838,099
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,262,582
PTC, Inc.(a)
02/15/2028	4.000%	880,000	908,710
Qorvo, Inc.(a)
04/01/2031	3.375%	540,000	562,081
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	555,000	659,838
Salesforce.com, Inc.(h)
07/15/2024	0.625%	1,869,000	1,869,923
07/15/2041	2.700%	841,000	846,273
07/15/2051	2.900%	1,028,000	1,038,754
07/15/2061	3.050%	654,000	664,606
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,178,197
Square, Inc.(a)
06/01/2026	2.750%	545,000	554,484
06/01/2031	3.500%	730,000	736,474
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	935,000	991,789

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Switch Ltd.(a)
09/15/2028	3.750%	995,000	1,005,798
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	910,766
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	1,970,000	2,126,703
VMware, Inc.
05/15/2027	4.650%	4,004,000	4,594,210
08/21/2027	3.900%	377,000	418,978
05/15/2030	4.700%	1,901,000	2,250,390
Western Digital Corp.
02/15/2026	4.750%	980,000	1,089,096

Total			126,023,014

Tobacco 0.2%
Altria Group, Inc.
05/06/2025	2.350%	411,000	429,906
02/04/2032	2.450%	1,117,000	1,079,641
02/04/2041	3.400%	3,062,000	2,915,671
09/16/2046	3.875%	1,964,000	1,947,337
02/04/2051	3.700%	1,004,000	951,593
02/04/2061	4.000%	256,000	246,741
BAT Capital Corp.
08/15/2027	3.557%	1,891,000	2,023,478
03/25/2028	2.259%	508,000	505,135
04/02/2030	4.906%	518,000	595,318
03/25/2031	2.726%	3,118,000	3,071,141
08/15/2047	4.540%	425,000	448,143

Total			14,214,104

Transportation Services 0.2%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	850,000	822,260
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	1,798,000	1,877,136
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	950,000	996,976
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	332,885
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	486,876
GXO Logistics, Inc.(a),(h)
07/15/2026	1.650%	2,462,000	2,449,511
07/15/2031	2.650%	393,000	391,023
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	169,000	188,199
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	361,442

The accompanying Notes to Financial Statements are an integral part of this statement.

40 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
XPO Logistics, Inc.(a)
05/01/2025	6.250%	1,705,000	1,813,948

Total			9,720,256

Wireless 1.3%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	899,594
Altice France SA(a)
07/15/2029	5.125%	1,375,000	1,390,710
America Movil SAB de CV
04/22/2029	3.625%	795,000	877,667
04/22/2049	4.375%	662,000	817,863
American Tower Corp.
04/15/2026	1.600%	1,911,000	1,931,562
10/15/2026	3.375%	425,000	462,482
01/31/2028	1.500%	1,405,000	1,368,524
08/15/2029	3.800%	1,500,000	1,673,012
06/15/2030	2.100%	750,000	737,824
10/15/2030	1.875%	1,320,000	1,276,387
04/15/2031	2.700%	1,432,000	1,479,391
10/15/2049	3.700%	800,000	867,011
06/15/2050	3.100%	599,000	585,672
01/15/2051	2.950%	391,000	372,341
Crown Castle International Corp.
07/15/2026	1.050%	2,839,000	2,777,496
03/01/2027	4.000%	710,000	794,974
01/15/2031	2.250%	1,470,000	1,450,530
04/01/2031	2.100%	5,248,000	5,118,419
07/15/2031	2.500%	2,064,000	2,078,878
04/01/2041	2.900%	1,325,000	1,287,012
Rogers Communications, Inc.
05/01/2049	4.350%	188,000	221,284
SBA Communications Corp.
02/15/2027	3.875%	550,000	565,925
SBA Communications Corp.(a)
02/01/2029	3.125%	515,000	497,340
Sprint Capital Corp.
03/15/2032	8.750%	1,030,000	1,565,118
Sprint Corp.
06/15/2024	7.125%	1,680,000	1,941,652
03/01/2026	7.625%	2,465,000	3,015,544
T-Mobile USA, Inc.
04/15/2025	3.500%	815,000	883,841
02/15/2026	1.500%	1,650,000	1,661,545
02/15/2026	2.250%	2,191,000	2,210,104
04/15/2027	3.750%	2,480,000	2,740,635
02/01/2028	4.750%	3,835,000	4,106,769
02/15/2028	2.050%	1,850,000	1,874,652
04/15/2030	3.875%	4,610,000	5,145,647
02/15/2031	2.875%	1,664,000	1,650,263

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	11,019,000	11,114,958
04/15/2029	3.375%	6,317,000	6,526,433
04/15/2031	3.500%	4,194,000	4,328,207
Vodafone Group PLC
05/30/2048	5.250%	136,000	178,275
06/19/2049	4.875%	365,000	460,243
Vodafone Group PLC(j)
06/04/2081	3.250%	685,000	688,904

Total			79,624,688

Wirelines 1.1%
AT&T, Inc.
06/01/2027	2.300%	951,000	984,173
02/01/2028	1.650%	407,000	403,971
02/01/2032	2.250%	4,216,000	4,143,850
06/01/2041	3.500%	1,381,000	1,437,546
02/01/2043	3.100%	3,514,000	3,444,866
06/01/2060	3.850%	1,466,000	1,546,405
AT&T, Inc.(a)
09/15/2053	3.500%	4,430,000	4,442,952
09/15/2055	3.550%	992,000	994,005
12/01/2057	3.800%	1,814,000	1,895,628
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,953,276
02/15/2027	4.000%	3,715,000	3,789,402
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	415,488
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,025,000	1,018,258
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	935,000	1,002,174
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,992,208
NTT Finance Corp.(a)
04/03/2026	1.162%	4,713,000	4,699,253
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,089,480
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	1,416,395
Telefonica Emisiones SA
03/01/2049	5.520%	746,000	969,467
Verizon Communications, Inc.
08/15/2026	2.625%	75,000	79,681
03/22/2028	2.100%	820,000	837,366
09/21/2028	4.329%	658,000	764,791
02/08/2029	3.875%	235,000	267,373
03/21/2031	2.550%	3,900,000	3,990,268
11/01/2034	4.400%	3,500,000	4,173,464
01/15/2036	4.272%	800,000	954,186
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	41

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
11/20/2040	2.650%	5,176,000	4,993,930
03/22/2041	3.400%	3,921,000	4,153,242
08/21/2046	4.862%	1,087,000	1,404,165
11/20/2050	2.875%	2,478,000	2,366,429
03/22/2051	3.550%	3,808,000	4,069,067
03/15/2055	4.672%	575,000	742,927
10/30/2056	2.987%	545,000	512,425
03/22/2061	3.700%	1,388,000	1,488,673

Total			68,436,784

Total Corporate Bonds & Notes
(Cost $1,893,481,602)			1,950,054,272

Foreign Government Obligations(k) 1.7%
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	893,322
01/25/2051	6.250%	400,000	380,300

Total			1,273,622

Belarus 0.0%
Republic of Belarus Ministry of Finance(a)
02/24/2031	6.378%	700,000	608,343

Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	710,000	758,492
06/01/2027	5.250%	705,000	759,390
05/15/2029	4.250%	360,000	363,899
Ontario Teachers' Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	887,339

Total			2,769,120

Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	648,000	660,171
01/27/2032	2.550%	592,000	604,964
05/07/2041	3.100%	1,699,000	1,705,376

Total			2,970,511

Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	945,953
04/22/2032	3.250%	720,000	704,507
09/18/2037	7.375%	150,000	197,217
05/15/2049	5.200%	200,000	218,648
02/15/2061	3.875%	2,348,000	2,099,708
Ecopetrol SA
01/16/2025	4.125%	300,000	315,773
06/26/2026	5.375%	580,000	639,516

Foreign Government Obligations(k) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Oleoducto Central SA(a)
07/14/2027	4.000%	1,154,000	1,193,177

Total			6,314,499

Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	1,033,316
01/30/2060	5.875%	1,500,000	1,498,798

Total			2,532,114

Egypt 0.0%
Egypt Government International Bond(a)
02/16/2026	3.875%	1,700,000	1,671,884
11/20/2059	8.150%	600,000	600,476

Total			2,272,360

El Salvador 0.0%
El Salvador Government International Bond(a)
01/20/2050	7.125%	600,000	514,228

Ghana 0.0%
Ghana Government International Bond(a),(i)
04/07/2025	0.000%	900,000	714,678
Ghana Government International Bond(a)
04/07/2034	8.625%	1,000,000	1,030,823
06/16/2049	8.627%	500,000	480,705

Total			2,226,206

Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	1,702,000	1,832,230

Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,264,750

Japan 0.1%
Japan Bank for International Cooperation
10/17/2024	1.750%	2,644,000	2,732,616

Kenya 0.0%
Kenya Government International Bond(a)
02/28/2048	8.250%	400,000	440,044
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	900,000	1,011,530
01/23/2034	6.300%	790,000	791,183

Total			2,242,757

Mexico 0.4%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	201,900

The accompanying Notes to Financial Statements are an integral part of this statement.

42 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(k) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Mexico Government International Bond
01/30/2025	3.600%	757,000	830,954
01/21/2026	4.125%	1,673,000	1,886,645
04/22/2029	4.500%	4,497,000	5,088,722
05/24/2031	2.659%	1,302,000	1,273,099
08/14/2041	4.280%	3,821,000	4,015,591
03/08/2044	4.750%	2,056,000	2,272,962
01/15/2047	4.350%	967,000	1,010,486
05/24/2061	3.771%	1,560,000	1,453,631
04/19/2071	3.750%	3,010,000	2,756,381
10/12/2110	5.750%	458,000	546,507
Petroleos Mexicanos
02/12/2028	5.350%	1,100,000	1,082,216
01/23/2050	7.690%	300,000	288,750
01/28/2060	6.950%	500,000	442,762

Total			23,150,606

Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	200,000	205,247
Petrobras Global Finance BV
03/19/2049	6.900%	300,000	358,637

Total			563,884

Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,271,390
01/21/2031	8.747%	1,200,000	1,360,819

Total			2,632,209

Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	530,978
11/18/2049	3.250%	697,000	737,888

Total			1,268,866

Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	420,237
10/28/2032	7.375%	300,000	342,504

Total			762,741

Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2026	6.000%	1,100,000	1,115,189

Panama 0.0%
Aeropuerto Internacional de Tocumen SA(a)
05/18/2036	5.625%	500,000	537,401
Banco Nacional de Panama(a)
08/11/2030	2.500%	1,500,000	1,451,637

Foreign Government Obligations(k) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Panama Government International Bond
04/16/2050	4.500%	275,000	312,971

Total			2,302,009

Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(i)
06/05/2034	0.000%	388,669	289,474
Paraguay Government International Bond(a)
03/27/2027	4.700%	200,000	226,682
01/29/2033	2.739%	1,214,000	1,180,615
03/13/2048	5.600%	1,800,000	2,115,593
03/30/2050	5.400%	2,346,000	2,741,156

Total			6,553,520

Peru 0.2%
Peruvian Government International Bond
01/23/2026	2.392%	1,978,000	2,041,599
01/23/2031	2.783%	4,153,000	4,226,502
03/11/2041	3.300%	2,636,000	2,665,348
11/18/2050	5.625%	98,000	135,074
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,426,000	1,513,869

Total			10,582,392

Qatar 0.1%
Qatar Petroleum(a),(h)
07/12/2031	2.250%	2,366,000	2,340,849
07/12/2041	3.125%	1,286,000	1,281,255
07/12/2051	3.300%	1,742,000	1,742,000

Total			5,364,104

Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	202,049
11/24/2025	1.625%	338,000	341,393
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	721,714

Total			1,265,156

Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	421,124
03/13/2048	6.750%	400,000	403,462

Total			824,586

Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	407,262
10/10/2024	3.500%	310,000	330,259

Total			737,521

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	43

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(k) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
South Africa 0.0%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	300,000	313,655
Republic of South Africa Government International Bond
10/12/2028	4.300%	600,000	619,674

Total			933,329

Sweden 0.1%
Svensk Exportkredit AB
04/06/2023	0.750%	4,065,000	4,093,751

Trinidad and Tobago 0.0%
Trinidad Petroleum Holdings Ltd.(a)
06/15/2026	9.750%	200,000	222,419

Turkey 0.0%
Turkey Government International Bond
04/16/2043	4.875%	700,000	557,000

Ukraine 0.0%
Ukraine Government International Bond(a)
09/01/2023	7.750%	600,000	646,557
09/01/2025	7.750%	700,000	766,218

Total			1,412,775

United States 0.2%
Antares Holdings LP(a)
07/15/2026	3.950%	2,064,000	2,147,632
DAE Funding LLC(a)
08/01/2024	1.550%	4,655,000	4,644,201
03/20/2025	2.625%	1,429,000	1,454,372
03/20/2028	3.375%	671,000	688,659

Total			8,934,864

Total Foreign Government Obligations
(Cost $101,188,748)			102,830,277

Inflation-Indexed Bonds 0.0%
United States 0.0%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,179,910	1,205,845
01/15/2029	2.500%	1,243,850	1,602,490

Total			2,808,335

Total Inflation-Indexed Bonds
(Cost $2,557,997)			2,808,335

Municipal Bonds 0.2%

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	563,996

Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,855,722
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	658,331

Total			3,514,053

Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	1,468,780

Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	2,061,474

Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	2,427,060
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,176,550

Total			3,603,610

Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	560,545

The accompanying Notes to Financial Statements are an integral part of this statement.

44 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	472,120

Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,922,237

Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	582,561

Total Municipal Bonds
(Cost $11,497,165)			14,749,376

Residential Mortgage-Backed Securities - Agency 20.0%
	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2013-11 Class AP
01/25/2043	1.500%	99,968	101,408
CMO Series 2020-50 Class A
07/25/2050	2.000%	8,699,405	8,865,108
CMO Series 2021-27 Class EC
05/25/2051	1.500%	6,849,889	6,897,791
Federal Home Loan Mortgage Corp.
11/01/2022-
10/17/2038	6.500%	961,790	1,098,704
12/01/2032-
09/01/2049	4.000%	15,577,085	16,905,589
03/01/2033	3.000%	960,736	1,011,004
06/01/2035-
04/01/2036	5.500%	87,836	99,729
01/01/2036-
05/01/2050	2.500%	10,037,201	10,533,840
09/01/2037	6.000%	719,811	853,874
05/01/2048-
12/01/2048	5.000%	3,078,963	3,436,284
06/01/2048-
08/01/2049	4.500%	21,751,839	23,973,056
04/01/2049	3.500%	1,129,311	1,227,972
12/01/2050	2.000%	2,315,590	2,348,448
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	2,338,651	2,423,769

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2127 Class PG
02/15/2029	6.250%	138,577	151,384
CMO Series 2165 Class PE
06/15/2029	6.000%	54,124	61,210
CMO Series 2326 Class ZQ
06/15/2031	6.500%	291,605	328,129
CMO Series 2399 Class TH
01/15/2032	6.500%	149,142	174,683
CMO Series 2517 Class Z
10/15/2032	5.500%	145,613	162,005
CMO Series 2557 Class HL
01/15/2033	5.300%	255,404	293,679
CMO Series 262 Class 35
07/15/2042	3.500%	3,120,367	3,374,870
CMO Series 2752 Class EZ
02/15/2034	5.500%	673,797	768,078
CMO Series 2764 Class ZG
03/15/2034	5.500%	511,056	585,304
CMO Series 2953 Class PG
03/15/2035	5.500%	2,332,004	2,710,496
CMO Series 2986 Class CH
06/15/2025	5.000%	187,977	199,230
CMO Series 2989 Class TG
06/15/2025	5.000%	154,962	163,895
CMO Series 299 Class 300
01/15/2043	3.000%	439,442	466,855
CMO Series 2990 Class UZ
06/15/2035	5.750%	821,623	947,878
CMO Series 3101 Class UZ
01/15/2036	6.000%	241,838	283,380
CMO Series 3123 Class AZ
03/15/2036	6.000%	278,114	324,612
CMO Series 3143 Class BC
02/15/2036	5.500%	299,148	335,833
CMO Series 3164 Class MG
06/15/2036	6.000%	108,087	118,253
CMO Series 3195 Class PD
07/15/2036	6.500%	206,098	235,105
CMO Series 3200 Class AY
08/15/2036	5.500%	202,453	235,959
CMO Series 3213 Class JE
09/15/2036	6.000%	355,841	418,349
CMO Series 3229 Class HE
10/15/2026	5.000%	408,975	435,255
CMO Series 3402 Class NC
12/15/2022	5.000%	30,420	31,131
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	45

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 3423 Class PB
03/15/2038	5.500%	690,282	798,563
CMO Series 3453 Class B
05/15/2038	5.500%	16,954	19,506
CMO Series 3461 Class Z
06/15/2038	6.000%	1,253,675	1,448,157
CMO Series 3501 Class CB
01/15/2039	5.500%	271,331	312,803
CMO Series 3684 Class CY
06/15/2025	4.500%	795,002	840,257
CMO Series 3704 Class CT
12/15/2036	7.000%	435,545	526,392
CMO Series 3704 Class DT
11/15/2036	7.500%	407,228	496,984
CMO Series 3704 Class ET
12/15/2036	7.500%	298,935	368,563
CMO Series 3707 Class B
08/15/2025	4.500%	1,059,689	1,103,603
CMO Series 3819 Class ZQ
04/15/2036	6.000%	459,384	543,090
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,196,107
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,196,342
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	1,030,504
CMO Series 4205 Class PA
05/15/2043	1.750%	2,838,114	2,932,671
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,291,420
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,176,781
CMO Series 4426 Class QC
07/15/2037	1.750%	1,399,996	1,435,038
CMO Series 4705 Class A
09/15/2042	4.500%	275,733	279,950
CMO Series 4763 Class CA
09/15/2038	3.000%	338,283	361,116
CMO Series 4767 Class KA
03/15/2048	3.000%	458,748	489,895
CMO Series 4880 Class DA
05/15/2050	3.000%	1,835,128	1,961,270
CMO Series 5091 Class AB
03/25/2051	1.500%	4,655,325	4,650,316
CMO Series 5092 Class DT
11/25/2049	1.500%	4,991,320	5,019,417

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series R006 Class ZA
04/15/2036	6.000%	349,383	413,528
CMO Series R007 Class ZA
05/15/2036	6.000%	670,676	783,134
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	425,140	444,152
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250%
Cap 10.287%
07/01/2036	2.472%	46,464	49,435
12-month USD LIBOR + 1.850%
Cap 9.111%
07/01/2040	2.484%	146,840	155,393
12-month USD LIBOR + 1.641%
Cap 7.828%
05/01/2049	2.827%	1,396,814	1,454,236
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR +
14.483%
Cap 14.483%
01/15/2033	14.350%	91,379	121,581
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR +
27.211%
Cap 5.500%
05/15/2041	5.500%	275,377	298,301
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500%
Floor 0.500%, Cap 7.000%
10/15/2040	0.573%	221,405	222,200
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400%
Floor 0.400%, Cap 9,999.000%
07/15/2037	0.500%	487,619	486,620
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350%
Floor 0.350%, Cap 6.500%
12/15/2048	0.423%	303,547	301,763
Structured Pass-Through Securities
1-year MTA + 1.200%
Floor 1.200%
10/25/2044	1.308%	477,676	490,558
Federal Home Loan Mortgage Corp.(l)
CMO Series 3077 Class TO
04/15/2035	0.000%	72,334	70,551
CMO Series 3100 Class
01/15/2036	0.000%	120,768	112,523
CMO Series 3117 Class OG
02/15/2036	0.000%	59,645	55,997
CMO Series 3181 Class OH
07/15/2036	0.000%	244,309	220,474

The accompanying Notes to Financial Statements are an integral part of this statement.

46 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 3316 Class JO
05/15/2037	0.000%	9,596	9,028
CMO Series 3607 Class TO
10/15/2039	0.000%	213,037	194,251
CMO STRIPS Series 197 Class
04/01/2028	0.000%	102,727	99,268
CMO STRIPS Series 310 Class
09/15/2043	0.000%	1,274,451	1,114,394
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR +
6.370%
Cap 6.370%
10/15/2037	6.297%	1,778,677	403,164
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
11/15/2037	5.927%	37,503	5,809
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
05/15/2038	5.977%	61,544	7,753
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR +
6.100%
Cap 6.100%
05/15/2039	6.027%	42,495	7,249
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR +
6.250%
Cap 6.250%
12/15/2039	6.177%	243,761	39,473
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
10/15/2040	5.927%	277,069	42,198
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
10/15/2040	5.927%	371,920	71,926
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR +
7.700%
Cap 7.700%
08/15/2036	7.627%	261,672	64,770

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class CU
11/15/2021	6.612%	946	948
CMO Series 3688 Class GT
11/15/2046	7.410%	311,430	370,074
CMO Series 4272 Class W
04/15/2040	5.655%	1,672,964	1,913,652
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	297,057	28,686
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	1.793%	454,059	21,034
Federal National Mortgage Association
05/01/2022	7.500%	1,437	1,445
01/01/2023-
11/01/2048	6.000%	510,459	577,589
02/01/2024-
10/01/2038	6.500%	1,764,112	2,059,219
05/01/2033-
03/01/2060	3.500%	24,165,184	26,099,058
09/01/2033-
08/01/2059	4.000%	44,485,280	48,722,657
11/01/2033-
06/01/2049	5.500%	5,127,154	5,884,143
05/01/2034-
01/01/2059	4.500%	38,719,317	43,058,850
12/01/2035-
10/01/2050	2.500%	87,464,600	92,055,721
01/01/2036-
11/01/2049	5.000%	12,105,372	13,484,356
07/01/2036-
04/01/2051	2.000%	20,322,432	20,717,138
11/01/2037-
01/01/2039	7.000%	479,132	576,633
01/01/2043-
07/01/2060	3.000%	62,350,348	66,074,437
CMO Series 1999-7 Class AB
03/25/2029	6.000%	116,680	131,436
CMO Series 2001-60 Class PX
11/25/2031	6.000%	158,327	182,286
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	539,460	609,551
CMO Series 2002-78 Class Z
12/25/2032	5.500%	205,733	237,623
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,375,652	2,700,001
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	853,583	971,518
CMO Series 2004-65 Class LT
08/25/2024	4.500%	80,380	83,792
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	47

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)				Residential Mortgage-Backed Securities - Agency (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
CMO Series 2004-W10 Class A6				CMO Series 2011-59 Class NZ
08/25/2034	5.750%	1,597,149	1,745,735	07/25/2041	5.500%	1,226,974	1,385,214
CMO Series 2005-121 Class DX				CMO Series 2012-151 Class NX
01/25/2026	5.500%	196,653	209,098	01/25/2043	1.500%	953,885	963,307
CMO Series 2006-105 Class ME				CMO Series 2012-66 Class CB
11/25/2036	5.500%	551,438	637,503	06/25/2032	3.000%	3,000,000	3,252,434
CMO Series 2006-16 Class HZ				CMO Series 2013-100 Class WB
03/25/2036	5.500%	597,311	685,503	10/25/2033	3.000%	3,000,000	3,185,242
CMO Series 2006-W3 Class 2A				CMO Series 2013-101 Class E
09/25/2046	6.000%	172,374	194,251	10/25/2033	3.000%	3,000,000	3,202,974
CMO Series 2007-104 Class ZE				CMO Series 2013-108 Class GU
08/25/2037	6.000%	149,368	174,096	10/25/2033	3.000%	2,575,000	2,783,027
CMO Series 2007-116 Class PB				CMO Series 2013-30 Class CA
08/25/2035	5.500%	168,678	195,941	04/25/2043	1.500%	294,621	297,908
CMO Series 2007-18 Class MZ				CMO Series 2013-43 Class BP
03/25/2037	6.000%	199,825	226,044	05/25/2043	1.750%	3,567,331	3,678,795
CMO Series 2007-42 Class B				CMO Series 2013-59 Class PY
05/25/2037	6.000%	162,320	190,387	06/25/2043	2.500%	1,000,000	1,044,483
CMO Series 2007-76 Class ZG				CMO Series 2013-81 Class TA
08/25/2037	6.000%	331,831	389,812	02/25/2043	3.000%	2,260,615	2,303,789
CMO Series 2008-80 Class GP				CMO Series 2013-90 Class DL
09/25/2038	6.250%	25,124	29,290	09/25/2033	3.500%	1,500,000	1,680,625
CMO Series 2009-59 Class HB				CMO Series 2014-73 Class MA
08/25/2039	5.000%	345,907	392,549	11/25/2044	2.500%	864,274	916,499
CMO Series 2009-60 Class HT				CMO Series 2015-84 Class PA
08/25/2039	6.000%	353,469	414,514	08/25/2033	1.700%	3,482,905	3,595,370
CMO Series 2009-79 Class UA				CMO Series 2016-48 Class MA
03/25/2038	7.000%	27,340	31,414	06/25/2038	2.000%	3,393,059	3,530,983
CMO Series 2009-W1 Class A				CMO Series 2016-57 Class PC
12/25/2049	6.000%	747,345	863,956	06/25/2046	1.750%	6,938,550	7,022,922
CMO Series 2010-111 Class AM				CMO Series 2017-13 Class PA
10/25/2040	5.500%	1,088,117	1,287,947	08/25/2046	3.000%	75,351	79,133
CMO Series 2010-2 Class LC				CMO Series 2017-42 Class H
02/25/2040	5.000%	1,200,000	1,403,005	11/25/2043	3.000%	730,068	753,305
CMO Series 2011-118 Class MT				CMO Series 2018-14 Class KC
11/25/2041	7.000%	502,493	602,678	03/25/2048	3.000%	162,656	173,587
CMO Series 2011-118 Class NT				CMO Series 2018-15 Class AB
11/25/2041	7.000%	547,539	648,777	03/25/2048	3.000%	54,447	58,072
CMO Series 2011-31 Class DB				CMO Series 2018-8 Class KL
04/25/2031	3.500%	2,148,173	2,317,165	03/25/2047	2.500%	1,262,477	1,318,264
CMO Series 2011-39 Class ZA				CMO Series 2019-25 Class PA
11/25/2032	6.000%	254,918	294,740	05/25/2048	3.000%	2,860,182	3,030,545
CMO Series 2011-44 Class EB				CMO Series 2019-35 Class A
05/25/2026	3.000%	1,053,631	1,097,747	07/25/2049	3.000%	901,018	940,238
CMO Series 2011-46 Class B				CMO Series 2019-8 Class GA
05/25/2026	3.000%	2,429,250	2,534,099	03/25/2049	3.000%	6,308,162	6,709,752
The accompanying Notes to Financial Statements are an integral part of this statement.
48				Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2020-48 Class AB
07/25/2050	2.000%	3,979,112	4,060,751
CMO Series 2020-48 Class DA
07/25/2050	2.000%	6,090,784	6,189,572
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	5,921,113
CMO Series G94-8 Class K
07/17/2024	8.000%	57,191	61,883
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	292,615	317,277
Series 2012-M5 Class A2
02/25/2022	2.715%	404,830	407,046
Series 2013-M9 Class A2
01/25/2023	2.389%	1,155,710	1,182,406
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500%
Floor 2.500%, Cap 11.252%
03/01/2036	2.750%	160,105	171,347
12-month USD LIBOR + 1.580%
Floor 1.580%, Cap 7.770%
06/01/2045	2.732%	829,481	863,670
12-month USD LIBOR + 1.586%
Floor 1.586%, Cap 7.696%
01/01/2046	2.697%	2,685,762	2,802,910
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400%
Floor 0.400%, Cap 8.000%
05/25/2042	0.492%	149,430	149,268
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR +
24.200%
Cap 24.200%
09/25/2035	23.834%	43,104	66,508
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220%
Floor 0.220%, Cap 9.500%
03/25/2045	0.312%	306,689	305,585
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250%
Floor 0.250%
06/27/2036	0.342%	187,316	181,900
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR +
11.588%
Cap 11.588%
04/25/2040	11.382%	38,752	48,520
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR +
17.667%
Cap 17.667%
04/25/2040	17.362%	303,374	404,844

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR +
12.660%
Cap 12.660%
03/25/2040	12.477%	209,684	262,478
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550%
Floor 0.550%, Cap 6.500%
08/25/2041	0.642%	112,216	113,209
Federal National Mortgage Association(m)
08/01/2049	5.000%	18,255,984	20,508,362
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR +
8.500%
Cap 8.500%
02/25/2024	8.409%	23,822	2,024
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR +
6.650%
Cap 6.650%
12/25/2036	6.559%	142,005	21,741
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR +
6.600%
Cap 6.600%
06/25/2036	6.509%	690,499	139,137
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR +
6.520%
Cap 6.520%
07/25/2036	6.429%	318,153	57,019
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR +
6.700%
Cap 6.700%
03/25/2036	6.609%	750,343	157,161
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR +
6.650%
Cap 6.650%
10/25/2026	6.559%	288,574	24,598
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR +
6.350%
Cap 6.350%
12/25/2037	6.259%	325,019	59,899
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR +
6.620%
Cap 6.620%
07/25/2037	6.529%	123,932	22,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	49

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR +
6.400%
Cap 6.400%
07/25/2037	6.309%	695,799	134,602
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR +
6.530%
Cap 6.530%
07/25/2037	6.439%	245,416	43,797
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR +
6.250%
Cap 6.250%
01/25/2040	6.159%	214,636	38,833
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR +
6.650%
Cap 6.650%
03/25/2039	6.559%	64,829	8,923
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
06/25/2039	5.909%	354,385	54,174
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR +
6.750%
Cap 6.750%
09/25/2039	6.659%	311,481	53,602
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR +
4.440%
Cap 4.440%
11/25/2040	4.349%	613,865	76,081
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR +
6.530%
Cap 6.530%
01/25/2041	6.439%	1,310,780	285,668
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR +
6.420%
Cap 6.420%
04/25/2040	6.329%	155,053	20,110
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR +
6.400%
Cap 6.400%
05/25/2040	6.309%	113,690	18,847

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR +
5.000%
Cap 5.000%
07/25/2040	4.909%	539,376	74,480
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.557%	394,449	438,626
CMO Series 2010-61 Class WA
06/25/2040	6.014%	98,588	114,083
CMO Series 2011-2 Class WA
02/25/2051	5.852%	98,294	112,577
CMO Series 2011-43 Class WA
05/25/2051	5.817%	173,111	200,913
Federal National Mortgage Association(l)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	124,152	115,310
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	204,639	184,485
CMO Series 2009-86 Class BO
03/25/2037	0.000%	50,245	47,085
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,460,692	1,286,699
CMO Series 2013-128 Class
12/25/2043	0.000%	928,007	825,073
CMO Series 2013-92 Class
09/25/2043	0.000%	1,015,449	913,842
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	50,016	49,460
Federal National Mortgage Association(g)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	90,766	15,573
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.612%	356,356	23,172
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	2,681,483	2,704,437
Government National Mortgage Association
09/20/2038	7.000%	61,019	72,784
08/20/2039	6.000%	210,670	241,004
07/20/2040-
12/15/2040	3.750%	2,598,542	2,773,150
11/15/2040-
11/20/2040	3.625%	817,204	864,323
12/15/2040	3.490%	1,488,787	1,621,687
05/20/2045-
04/20/2050	4.000%	16,943,993	18,453,216
08/15/2047-
04/20/2050	4.500%	19,356,181	21,197,269

The accompanying Notes to Financial Statements are an integral part of this statement.

50 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
01/20/2048-
01/20/2051	3.500%	38,677,545	41,982,699
03/20/2048-
03/20/2049	5.000%	26,612,252	28,828,403
09/20/2050-
06/20/2051	2.500%	92,388,177	95,858,354
09/20/2050	3.000%	5,024,724	5,442,819
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	444,072	499,455
CMO Series 2005-26 Class XY
03/20/2035	5.500%	405,193	456,228
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	482,475	545,817
CMO Series 2006-17 Class JN
04/20/2036	6.000%	185,956	211,777
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	628,619	703,434
CMO Series 2006-69 Class MB
12/20/2036	5.500%	712,491	812,036
CMO Series 2008-23 Class PH
03/20/2038	5.000%	585,824	649,638
CMO Series 2009-104 Class AB
08/16/2039	7.000%	435,436	469,960
CMO Series 2010-130 Class CP
10/16/2040	7.000%	314,040	374,787
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	108,999	109,215
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	50,124	50,388
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	63,465	63,590
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	142,307	143,292
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	1,453,904	1,506,602
CMO Series 2018-11 Class PC
12/20/2047	2.750%	56,745	58,362
CMO Series 2019-132 Class NA
09/20/2049	3.500%	1,537,720	1,610,806
CMO Series 2019-31 Class JC
03/20/2049	3.500%	898,671	963,747
CMO Series 2021-23 Class MG
02/20/2051	1.500%	4,573,788	4,623,916
Government National Mortgage Association(c)
03/20/2048	4.761%	4,459,580	5,048,433
04/20/2063	3.947%	48,889	48,962
05/20/2063	3.953%	132,993	135,891
05/20/2063	4.481%	7,941	8,177

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
06/20/2063	3.899%	48,481	49,145
CMO Series 2010-H17 Class XQ
07/20/2060	5.210%	10,732	11,322
CMO Series 2011-137 Class WA
07/20/2040	5.580%	637,497	745,478
CMO Series 2012-141 Class WC
01/20/2042	3.665%	423,311	462,511
CMO Series 2013-54 Class WA
11/20/2042	4.865%	1,129,067	1,282,498
CMO Series 2013-75 Class WA
06/20/2040	5.137%	341,928	389,342
CMO Series 2020-1 Class A
08/20/2070	2.932%	4,397,072	4,700,799
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR +
6.100%
Cap 6.100%
01/20/2035	6.007%	589,518	98,132
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR +
6.680%
Cap 6.680%
07/20/2037	6.587%	390,393	69,527
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
07/20/2038	6.057%	366,195	44,575
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR +
5.900%
Cap 5.900%
09/20/2038	5.807%	443,207	71,015
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR +
7.300%
Cap 7.300%
12/20/2038	7.207%	376,071	57,001
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
02/20/2038	5.907%	623,849	98,289
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR +
6.100%
Cap 6.100%
07/16/2039	6.025%	259,432	33,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	51

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
08/16/2039	5.975%	183,524	24,616
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR +
6.250%
Cap 6.250%
08/16/2039	6.175%	460,047	68,302
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR +
6.090%
Cap 6.090%
09/20/2039	5.997%	613,785	116,740
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR +
6.700%
Cap 6.700%
06/20/2037	6.607%	717,236	141,792
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR +
6.600%
Cap 6.600%
05/20/2041	6.507%	341,208	46,024
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR +
23.275%
Cap 23.275%
04/20/2037	22.948%	64,773	93,013
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550%
Floor 0.550%, Cap 10.500%
12/20/2061	0.657%	1,026,613	1,031,705
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700%
Floor 0.700%
05/20/2061	0.807%	9,078	9,179
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650%
Floor 0.650%
05/20/2061	0.757%	8,099	8,179
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550%
Floor 0.550%
07/20/2062	0.657%	3,168	3,190
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580%
Floor 0.580%
09/20/2062	0.687%	14,376	14,445

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515%
Floor 0.515%, Cap 11.500%
10/20/2062	0.622%	949,595	953,612
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500%
Floor 0.500%, Cap 10.500%
01/20/2063	0.607%	11,482	11,537
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400%
Floor 0.400%
02/20/2062	0.507%	40,283	40,323
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470%
Floor 0.470%, Cap 10.500%
03/20/2063	0.577%	1,167,561	1,171,605
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410%
Floor 0.410%, Cap 11.000%
03/20/2063	0.517%	783,123	785,372
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480%
Floor 0.480%, Cap 11.000%
04/20/2063	0.587%	1,288,850	1,293,521
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500%
Floor 0.500%, Cap 10.500%
04/20/2063	0.607%	1,937,443	1,949,993
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750%
Floor 0.750%
09/20/2063	0.857%	2,948,104	2,966,697
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700%
Floor 0.700%
09/20/2063	0.807%	2,727,537	2,746,850
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520%
Floor 0.520%, Cap 11.000%
09/20/2065	0.627%	1,297,906	1,308,150
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520%
Floor 0.520%, Cap 11.000%
10/20/2065	0.627%	663,383	665,482
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600%
Floor 0.600%, Cap 11.000%
11/20/2065	0.707%	5,393,291	5,453,121

The accompanying Notes to Financial Statements are an integral part of this statement.

52 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610%
Floor 0.610%
03/20/2070	0.703%	4,511,883	4,607,855
Government National Mortgage Association(l)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	65,612	61,801
CMO Series 2010-157 Class OP
12/20/2040	0.000%	359,972	340,671
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	484,160	107,851
Government National Mortgage Association TBA(h)
07/21/2051	2.500%	9,100,000	9,419,566
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,622,339	4,204,829
Uniform Mortgage-Backed Security TBA(h)
07/19/2036-
08/12/2051	2.000%	155,175,000	158,602,069
08/13/2050-
07/14/2051	2.500%	190,170,000	196,422,046

Total Residential Mortgage-Backed Securities - Agency
(Cost $1,198,863,340)			1,218,391,713

Residential Mortgage-Backed Securities - Non-Agency 3.9%
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	4,138,550	4,128,363
Anchor Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,697,938
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	2,042,004	2,080,576
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	323,591	328,694
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	623,321	625,841
ANTLR Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	3,399,000	3,392,114
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,580,085
Asset-Backed Funding Certificates Trust(c)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	12,075	12,070

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	50,338	51,240
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	2.187%	22,524	23,499
CMO Series 2003-7 Class 6A
10/25/2033	2.519%	131,257	134,904
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900%
Floor 0.900%, Cap 11.000%
12/25/2033	0.992%	230,506	226,316
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	1,007,538	1,018,500
CMO Series 2019-3 Class A1
11/25/2059	2.724%	1,080,143	1,098,858
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750%
Floor 1.750%
11/10/2032	1.827%	2,158,771	2,158,771
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	2.485%	205,904	208,730
CMO Series 2007-A1 Class 2A1
02/25/2037	2.479%	81,445	82,414
CMO Series 2007-A1 Class 7A1
02/25/2037	2.858%	55,167	56,558
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	58,547	59,334
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	133,560	137,137
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	2.746%	118,311	118,145
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	153,206	158,105
CMO Series 2004-3 Class A26
04/25/2034	5.500%	73,286	76,155
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	165,996	170,424
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	57,748	59,315
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	53

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	25,155
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	71,539	72,485
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	103,409	108,017
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	153,260	155,771
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,253,420
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,057,733	2,102,055
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	5,025,647
FMC GMSR Issuer Trust(a),(c),(d),(e)
CMO Series 2021-GT1 Class A
02/25/2024	3.000%	8,000,000	8,000,968
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	346,552	347,058
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350%
Floor 0.350%, Cap 10.000%
09/25/2035	0.442%	571,869	489,133
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	4.248%	443,198	51,360
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	171,534	176,299
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500%
Floor 0.500%, Cap 5.500%
06/25/2035	0.592%	8,608	8,331
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	2.732%	552,854	558,189
Headlands Residential(a),(c)
CMO Series 2018-RPL1 Class A
08/25/2024	3.875%	3,125,000	3,147,139
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,737,120

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	3,600,000	3,603,882
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600%
Floor 0.600%, Cap 10.250%
05/25/2035	0.692%	170,410	170,210
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	80,619	83,283
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350%
Floor 0.350%, Cap 11.500%
05/25/2036	0.792%	32,614	32,509
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	2.512%	154,991	156,531
CMO Series 2007-A1 Class 5A5
07/25/2035	2.577%	137,081	140,195
LHOME Mortgage Trust(a)
CMO Series 2019-RTL3 Class A1
07/25/2024	3.868%	3,640,000	3,677,707
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	5,550,000	5,563,052
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	2,205,000	2,204,236
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	2.701%	99,884	100,098
CMO Series 2004-13 Class 3A7
11/21/2034	2.876%	187,630	189,459
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	23,807	23,758
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	100,336	103,988
CMO Series 2004-2 Class A2
08/25/2032	6.500%	158,029	164,928
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800%
Floor 0.800%
11/25/2053	0.892%	2,269,000	2,274,646

The accompanying Notes to Financial Statements are an integral part of this statement.

54 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700%
Floor 0.700%
02/25/2055	0.809%	664,000	664,000
CMO Series 2021-2 Class A
1-month USD LIBOR + 0.750%
Floor 0.750%
04/25/2055	0.842%	2,054,000	2,054,438
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780%
Floor 0.780%, Cap 11.750%
03/25/2028	0.872%	60,264	60,350
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620%
Floor 0.620%, Cap 11.750%
10/25/2028	0.712%	236,100	238,755
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460%
Floor 0.460%, Cap 11.750%
04/25/2029	0.552%	202,537	201,104
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600%
Floor 0.600%, Cap 11.750%
01/25/2030	0.759%	26,855	26,278
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	2.116%	154,103	156,639
CMO Series 2004-A4 Class A2
08/25/2034	2.730%	165,660	171,559
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.638%	163,798	173,429
MRA Issuance Trust(a),(b),(d),(e)
CMO Series 2021-EBO2 Class A
1-month USD LIBOR + 1.200%
04/01/2022	2.000%	7,000,000	7,000,000
CMO Series 2021-EBO5 Class A1X
1-month USD LIBOR + 1.750%
Floor 1.750%
02/16/2022	1.842%	9,600,000	9,600,000
CMO Series 2021-EBO7 Class A1X
1-month USD LIBOR + 2.750%
Floor 2.750%
02/16/2022	2.900%	9,600,000	9,600,000
MSG III Securitization Trust(a),(b),(d)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750%
Floor 0.750%
06/25/2054	0.841%	1,433,000	1,433,000

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	112,485	111,291
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	679,702	688,456
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750%
Floor 0.750%
05/25/2055	0.842%	5,373,000	5,380,799
NRZ Excess Spread-Collateralized Notes(a),(d)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	4,986,190	4,975,335
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,016,206	4,054,139
OCWEN(c),(d),(e)
CMO Series 2021-GNMSR Class 1
03/15/2022	4.570%	3,400,000	3,400,000
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,344,032	3,342,158
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	4,276,182	4,276,141
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	2,832,994	2,860,604
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	5,495,960	5,494,781
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,339,324	3,367,941
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700%
Floor 1.700%
12/27/2033	1.710%	3,500,000	3,499,986
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	49,440	49,958
RCO V Mortgage LLC(a),(c)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	4,028,354	4,059,063
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	199,958	210,597
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	55

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	2.775%	245,272	259,166
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,767,172
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	2,479,789	2,674,507
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	4,388,808	4,691,793
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760%
Floor 0.760%, Cap 12.500%
04/20/2033	0.853%	405,753	411,132
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640%
Floor 0.640%, Cap 11.500%
01/20/2034	0.733%	414,333	421,050
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600%
Floor 0.600%, Cap 11.500%
12/20/2034	0.693%	385,564	395,080
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320%
Floor 0.320%, Cap 11.500%
01/20/2035	0.479%	171,041	165,797
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	1,681,896	1,700,380
CMO Series 2020-3 Class A1
04/25/2065	1.486%	1,614,721	1,626,873
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	1,270,093	1,272,354
CMO Series 2021-1 Class A1
05/25/2065	1.219%	1,448,100	1,451,853
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	2.604%	70,676	69,683
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660%
Floor 0.660%, Cap 11.000%
10/19/2034	0.753%	291,758	286,690
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250%
Floor 0.250%, Cap 11.000%
07/19/2035	0.593%	137,793	139,638

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	277,252	282,420
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	2.738%	214,745	218,306
CMO Series 2003-40A Class 3A2
01/25/2034	2.695%	109,411	111,308
CMO Series 2004-6XS Class A5A
03/25/2034	6.030%	84,257	85,135
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	6.050%	101,108	102,160
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	1.940%	107,344	107,255
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,494,000	2,514,493
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	4,600,000	4,641,330
VCAT LLC(a),(c)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.671%	1,353,360	1,373,611
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	7,680,142	7,700,751
VCAT LLC(a),(c),(d)
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	5,563,684	5,563,684
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	143,065	163,590
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	6,431,338	6,424,395
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	4,457,046	4,456,177
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	3,789,698	3,791,665
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,934,592	3,935,264
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	3,568,603	3,562,519

The accompanying Notes to Financial Statements are an integral part of this statement.

56 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2019-3 Class A1
07/25/2059	2.784%	1,399,911	1,417,490
CMO Series 2019-4 Class A1
11/25/2059	2.642%	1,860,695	1,888,997
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	803,510	816,166
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	562,983	572,829
CMO Series 2020-1 Class A1
01/25/2060	2.417%	2,062,212	2,088,013
CMO Series 2020-2 Class A1
05/25/2060	2.743%	2,172,146	2,194,413
CMO Series 2020-5 Class A1
05/25/2065	1.218%	509,938	511,017
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	2,051,951	2,073,337
CMO Series 2021-1 Class A1
01/25/2066	0.815%	1,683,823	1,686,886
CMO Series 2021-2 Class A1
02/25/2066	1.031%	2,914,274	2,927,997
CMO Series 2021-3 Class A1
06/25/2066	1.046%	2,491,000	2,490,881
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	2,044,085	2,027,192
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	2,181,023	2,178,715
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,405,576	1,416,904
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	2.808%	223,686	226,187
CMO Series 2003-AR5 Class A7
06/25/2033	2.571%	84,562	86,108
CMO Series 2003-AR6 Class A1
06/25/2033	2.554%	99,340	103,029
CMO Series 2003-AR7 Class A7
08/25/2033	2.662%	140,582	143,762
CMO Series 2004-AR3 Class A2
06/25/2034	2.577%	69,969	71,894
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	17,201	17,354

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	2.898%	181,465	180,106

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $235,368,665)			237,068,024

U.S. Government & Agency Obligations 0.4%
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,410,909
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,532,407
Residual Funding Corp.(i)
STRIPS
04/15/2030	0.000%	3,750,000	3,246,899
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	7,230,682
09/15/2060	4.625%	835,000	1,228,421
09/15/2065	4.250%	1,423,000	1,990,864
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	8,134,041
06/15/2035	0.000%	750,000	524,048

Total U.S. Government & Agency Obligations
(Cost $22,344,474)			25,298,271

U.S. Treasury Obligations 28.1%
U.S. Treasury
08/15/2021	2.125%	3,410,000	3,418,840
11/30/2021	1.750%	2,091,000	2,105,621
02/15/2022	2.000%	21,638,000	21,896,642
02/28/2022	1.750%	985,000	996,004
02/28/2022	1.875%	27,608,000	27,938,002
05/31/2022	0.125%	41,000	41,011
09/30/2022	0.125%	11,454,000	11,452,658
10/31/2022	0.125%	21,263,000	21,256,355
12/31/2022	0.125%	38,237,000	38,210,115
01/31/2023	0.125%	33,950,000	33,919,498
03/31/2023	0.125%	36,657,000	36,604,019
04/30/2023	0.125%	20,000,000	19,964,844
05/15/2023	1.750%	5,474,000	5,628,812
06/15/2023	0.250%	8,955,000	8,956,749
06/30/2023	0.125%	77,512,000	77,324,276
06/30/2023	1.375%	4,000,000	4,090,312
08/15/2023	2.500%	7,350,000	7,696,828
09/15/2023	0.125%	4,947,000	4,929,222
10/31/2023	1.625%	8,000,000	8,243,125
10/31/2023	2.875%	18,229,000	19,312,771
01/15/2024	0.125%	19,227,000	19,112,840
02/29/2024	2.125%	5,136,000	5,373,540
04/15/2024	0.375%	3,605,000	3,600,775
05/15/2024	0.250%	41,322,000	41,102,477
05/15/2024	2.500%	640,000	678,000
06/15/2024	0.250%	23,086,000	22,947,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	57

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

U.S. Treasury Obligations (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
06/30/2024	2.000%	565,000	590,955
08/31/2024	1.875%	742,000	774,057
11/15/2024	2.250%	837,000	884,866
11/30/2024	1.500%	14,462,000	14,922,976
12/31/2024	1.750%	25,659,700	26,704,130
01/31/2025	1.375%	7,192,000	7,390,342
04/30/2025	2.875%	525,000	569,379
05/31/2025	2.875%	20,336,000	22,077,270
09/30/2025	0.250%	13,301,000	13,020,432
10/31/2025	0.250%	24,283,000	23,742,324
11/15/2025	2.250%	1,283,000	1,365,092
11/30/2025	0.375%	29,448,000	28,918,856
12/31/2025	0.375%	36,111,000	35,422,634
02/28/2026	0.500%	53,050,000	52,250,106
04/30/2026	0.750%	30,100,000	29,949,500
05/31/2026	0.750%	76,053,000	75,631,144
06/30/2026	0.875%	96,617,000	96,586,807
04/30/2027	0.500%	46,707,000	45,298,492
08/31/2027	0.500%	17,511,000	16,885,803
10/31/2027	0.500%	9,470,000	9,105,997
01/31/2028	0.750%	25,383,000	24,712,730
04/30/2028	1.250%	42,241,000	42,386,203
05/31/2028	1.250%	31,000,000	31,082,344
06/30/2028	1.250%	18,578,000	18,609,931
02/15/2031	1.125%	6,629,000	6,437,380
05/15/2031	1.625%	44,027,000	44,714,922
08/15/2039	4.500%	7,032,000	9,901,935
05/15/2040	1.125%	24,990,000	21,577,303
08/15/2040	1.125%	36,765,000	31,629,389
11/15/2040	1.375%	50,795,000	45,628,196
02/15/2041	1.875%	102,698,000	100,563,807
02/15/2041	4.750%	6,429,000	9,421,499
05/15/2041	2.250%	23,139,000	24,079,022
11/15/2041	3.125%	1,595,000	1,899,795
08/15/2042	2.750%	14,400,000	16,215,750
11/15/2042	2.750%	6,935,000	7,805,126
02/15/2043	3.125%	2,000,000	2,388,125
11/15/2043	3.750%	3,952,000	5,185,147
02/15/2044	3.625%	9,618,000	12,423,751
05/15/2044	3.375%	5,000,000	6,231,250
02/15/2045	2.500%	15,141,000	16,373,572
08/15/2045	2.875%	13,210,000	15,267,870
08/15/2046	2.250%	12,755,000	13,183,488
11/15/2048	3.375%	11,111,000	14,180,414
11/15/2049	2.375%	13,125,000	13,971,973
02/15/2050	2.000%	2,295,000	2,254,120
08/15/2050	1.375%	13,450,000	11,335,828

U.S. Treasury Obligations (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
11/15/2050	1.625%	7,642,000	6,861,083
02/15/2051	1.875%	33,807,000	32,259,273
05/15/2051	2.375%	41,179,000	43,965,017
U.S. Treasury(i)
STRIPS
11/15/2021	0.000%	6,245,000	6,245,000
02/15/2022	0.000%	6,565,000	6,563,205
05/15/2022	0.000%	9,005,000	8,999,372
08/15/2022	0.000%	1,700,000	1,697,809
11/15/2022	0.000%	5,975,000	5,961,463
02/15/2023	0.000%	20,665,000	20,602,036
05/15/2023	0.000%	8,680,000	8,645,416
08/15/2023	0.000%	7,320,000	7,280,255
11/15/2023	0.000%	5,449,000	5,405,578
02/15/2024	0.000%	2,201,000	2,178,216
08/15/2024	0.000%	1,000,000	983,516
11/15/2024	0.000%	4,500,000	4,413,516
02/15/2025	0.000%	1,000,000	976,562
05/15/2025	0.000%	2,500,000	2,431,445
02/15/2026	0.000%	5,500,000	5,276,348
02/15/2032	0.000%	13,100,000	10,935,430
08/15/2032	0.000%	1,500,000	1,236,504
08/15/2033	0.000%	4,000,000	3,219,531
11/15/2033	0.000%	7,400,000	5,909,305
02/15/2034	0.000%	4,400,000	3,495,594
05/15/2034	0.000%	2,400,000	1,895,250
11/15/2034	0.000%	1,850,000	1,442,277
02/15/2035	0.000%	4,210,000	3,260,612
08/15/2039	0.000%	10,712,000	7,324,748

Total U.S. Treasury Obligations
(Cost $1,687,030,784)			1,707,816,852

Money Market Funds 5.1%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(n),(o)		308,145,723	308,114,909
Total Money Market Funds
(Cost $308,114,909)			308,114,909

Total Investments in Securities
(Cost: $6,331,335,819)			6,458,380,091

Other Assets & Liabilities, Net			(374,261,580)

Net Assets			6,084,118,511

At June 30, 2021, securities and/or cash totaling $3,584,000 were pledged as collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

58 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Investments in derivatives

Long futures contracts

		Number of	Expiration		Trading		Notional		Value/Unrealized		Value/Unrealized
Description		contracts		date	currency		amount		appreciation ($)		depreciation ($)
U.S. Treasury 2-Year Note		174	09/2021			USD	38,335,734			16,017		—

Short futures contracts
		Number of	Expiration		Trading		Notional		Value/Unrealized		Value/Unrealized
Description		contracts		date	currency		amount		appreciation ($)		depreciation ($)
U.S. Treasury 10-Year Note		(468)	09/2021			USD	(62,010,000)			—		(276,917)
U.S. Ultra Bond 10-Year Note		(125)	09/2021			USD	(18,400,391)			—		(184,075)
Total										—		(460,992)

Cleared credit default swap contracts - sell protection
			Receive		Implied
			fixed		credit				Upfront	Upfront	Unrealized	Unrealized
Reference		Maturity	rate	Payment	spread	Notional	Notional	Value	payments	receipts	appreciation	depreciation
entity	Counterparty	date	(%)	frequency	(%)*	currency	amount	($)	($)	($)	($)	($)
Markit CDX North America High
Yield Index, Series 36	Citi	06/20/2026	5.000	Quarterly	2.745	USD	27,000,000	255,188	—	—	255,188	—

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $1,333,181,890, which represents 21.91% of total net assets.

(b)Variable rate security. The interest rate shown was the current rate as of June 30, 2021.

(c)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(d)Valuation based on significant unobservable inputs.

(e)Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $70,761,509, which represents 1.16% of total net assets.

(f)Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2021, the total value of these securities amounted to $17,041, which represents less than 0.01% of total net assets.

(g)Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(h)Represents a security purchased on a when-issued basis.

(i)Zero coupon bond.

(j)Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.

(k)Principal and interest may not be guaranteed by a governmental entity.

(l)Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.

(m)Represents a security purchased on a forward commitment basis.

(n)The rate shown is the seven-day current annualized yield at June 30, 2021.

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	59

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments (continued)

(o)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	126,471,432	2,397,342,476	(2,215,698,999)	—	308,114,909	—	88,345	308,145,723

Abbreviation Legend

AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

Currency Legend

USD US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

60 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	674,987	—	674,987
Asset-Backed Securities — Non-Agency	—	426,077,382	27,118,956	453,196,338
Commercial Mortgage-Backed Securities - Agency	—	246,966,689	—	246,966,689
Commercial Mortgage-Backed Securities - Non-Agency	—	163,409,133	26,380,540	189,789,673
Convertible Bonds	—	620,375	—	620,375
Corporate Bonds & Notes	—	1,950,054,272	—	1,950,054,272
Foreign Government Obligations	—	102,830,277	—	102,830,277
Inflation-Indexed Bonds	—	2,808,335	—	2,808,335
Municipal Bonds	—	14,749,376	—	14,749,376
Residential Mortgage-Backed Securities - Agency	—	1,218,391,713	—	1,218,391,713
Residential Mortgage-Backed Securities - Non-Agency	—	185,336,266	51,731,758	237,068,024
U.S. Government & Agency Obligations	—	25,298,271	—	25,298,271
U.S. Treasury Obligations	1,581,437,864	126,378,988	—	1,707,816,852
Money Market Funds	308,114,909	—	—	308,114,909
Total Investments in Securities	1,889,552,773	4,463,596,064	105,231,254	6,458,380,091
Investments in Derivatives
Asset
Futures Contracts	16,017	—	—	16,017
Swap Contracts	—	255,188	—	255,188
Liability
Futures Contracts	(460,992)	—	—	(460,992)
Total	1,889,107,798	4,463,851,252	105,231,254	6,458,190,304

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

		Increase
		(decrease)		Change
	Balance	in accrued		in unrealized			Transfers	Transfers	Balance
	as of	discounts/	Realized	appreciation			into	out of	as of
	12/31/2020	premiums	gain (loss)	(depreciation)(a)	Purchases	Sales	Level 3	Level 3	06/30/2021
	($)	($)	($)	($)	($)	($)	($)	($)	($)
Asset-Backed Securities — Non-Agency	17,924,395	—	295,408	(32,552)	16,100,000	(2,355,257)	—	(4,813,038)	27,118,956
Commercial Mortgage-Backed
Securities — Non-Agency	12,579,517	(36,523)	5	174,343	14,999,718	(1,336,520)	—	—	26,380,540
Residential Mortgage-Backed
Securities — Agency	4,826,158	—	—	—	—	—	—	(4,826,158)	—
Residential Mortgage-Backed
Securities — Non-Agency	5,011,650	—	2	(9,797)	53,076,908	(1,335,355)	—	(5,011,650)	51,731,758
Total	40,341,720	(36,523)	295,415	131,994	84,176,626	(5,027,132)	—	(14,650,846)	105,231,254

(a)Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2021 was $131,994, which is comprised of Asset-Backed Securities — Non-Agency of $(32,552), Commercial Mortgage-Backed Securities — Non-Agency of $174,343 and Residential Mortgage-Backed Securities — Non-Agency of $(9,797).

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	61

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial, residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, single market quotations from broker dealers, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

62 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $6,023,220,910)	$6,150,265,182
Affiliated issuers (cost $308,114,909)	308,114,909
Cash collateral held at broker for:
TBA	350,000
Margin deposits on:
Futures contracts	1,030,000
Swap contracts	2,204,000
Receivable for:
Investments sold	79,050,220
Investments sold on a delayed delivery basis	276,914,418
Capital shares sold	4,018
Dividends	15,320
Interest	26,087,985
Foreign tax reclaims	137,309
Variation margin for futures contracts	4,078
Prepaid expenses	48,736
Other assets	5
Total assets	6,844,226,180
Liabilities
Due to custodian	18,762
Cash collateral due to broker for:
TBA	10,000
Payable for:
Investments purchased	73,191,055
Investments purchased on a delayed delivery basis	680,534,207
Capital shares purchased	5,793,725
Variation margin for futures contracts	170,234
Variation margin for swap contracts	8,769
Management services fees	76,985
Distribution and/or service fees	112
Service fees	1,202
Compensation of board members	229,104
Compensation of chief compliance officer	520
Other expenses	68,613
Other liabilities	4,381
Total liabilities	760,107,669
Net assets applicable to outstanding capital stock	$6,084,118,511

Represented by
Paid in capital	5,680,740,613
Total distributable earnings (loss)	403,377,898
Total - representing net assets applicable to outstanding capital stock	$6,084,118,511

Class 1
Net assets	$6,067,714,079
Shares outstanding	524,004,857
Net asset value per share	$11.58
Class 2
Net assets	$16,404,432
Shares outstanding	1,425,817
Net asset value per share	$11.51
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	63

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — affiliated issuers	$88,345
Interest	51,345,141
Interfund lending	314
Foreign taxes withheld	(5,399)
Total income	51,428,401
Expenses:
Management services fees	11,899,960
Distribution and/or service fees
Class 2	20,461
Service fees	5,406
Compensation of board members	71,687
Custodian fees	37,268
Printing and postage fees	2,892
Audit fees	31,985
Legal fees	30,903
Interest on collateral	24
Compensation of chief compliance officer	420
Other	(5,656)
Total expenses	12,095,350
Net investment income	39,333,051
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,393,044
Futures contracts	(166,212)
Swap contracts	92,277
Net realized gain	17,319,109
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(102,905,373)
Futures contracts	(444,975)
Swap contracts	255,188
Net change in unrealized appreciation (depreciation)	(103,095,160)
Net realized and unrealized loss	(85,776,051)
Net decrease in net assets resulting from operations	$(46,443,000)

The accompanying Notes to Financial Statements are an integral part of this statement.

64 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$39,333,051	$87,355,641
Net realized gain	17,319,109	150,206,010
Net change in unrealized appreciation (depreciation)	(103,095,160)	118,776,070
Net increase (decrease) in net assets resulting from operations	(46,443,000)	356,337,721
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(140,098,468)
Class 2	—	(415,070)
Total distributions to shareholders	—	(140,513,538)
Increase in net assets from capital stock activity	1,348,789,410	794,603,548
Total increase in net assets	1,302,346,410	1,010,427,731
Net assets at beginning of period	4,781,772,101	3,771,344,370
Net assets at end of period	$6,084,118,511	$4,781,772,101
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	132,407,540	1,519,788,139	91,783,808	1,049,354,387
Distributions reinvested	—	—	12,015,306	140,098,468
Redemptions	(14,885,105)	(171,240,594)	(34,465,693)	(398,843,921)
Net increase	117,522,435	1,348,547,545	69,333,421	790,608,934
Class 2
Subscriptions	186,568	2,137,117	528,781	6,070,806
Distributions reinvested	—	—	35,751	415,070
Redemptions	(166,307)	(1,895,252)	(215,064)	(2,491,262)
Net increase	20,261	241,865	349,468	3,994,614
Total net increase	117,542,696	1,348,789,410	69,682,889	794,603,548

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	65

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.72	0.09	(0.23)	(0.14)	—	—	—
Year Ended 12/31/2020	$11.15	0.22	0.70	0.92	(0.24)	(0.11)	(0.35)
Year Ended 12/31/2019	$10.52	0.29	0.61	0.90	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.94	0.29	(0.31)	(0.02)	(0.27)	(0.13)	(0.40)
Year Ended 12/31/2017	$10.82	0.26	0.12	0.38	(0.25)	(0.01)	(0.26)
Year Ended 12/31/2016	$10.80	0.25	0.02	0.27	(0.23)	(0.02)	(0.25)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.66	0.07	(0.22)	(0.15)	—	—	—
Year Ended 12/31/2020	$11.10	0.19	0.69	0.88	(0.21)	(0.11)	(0.32)
Year Ended 12/31/2019	$10.47	0.26	0.61	0.87	(0.24)	—	(0.24)
Year Ended 12/31/2018	$10.89	0.26	(0.30)	(0.04)	(0.25)	(0.13)	(0.38)
Year Ended 12/31/2017	$10.77	0.23	0.13	0.36	(0.23)	(0.01)	(0.24)
Year Ended 12/31/2016	$10.75	0.22	0.03	0.25	(0.21)	(0.02)	(0.23)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interest on collateral expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

66 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.58	(1.19%)	0.47%(c),(d)	0.47%(c),(d)	1.54%(c)	157%	$6,067,714
Year Ended 12/31/2020	$11.72	8.27%	0.48%(d)	0.48%(d)	1.90%	298%	$4,765,378
Year Ended 12/31/2019	$11.15	8.61%	0.48%	0.48%	2.69%	321%	$3,759,623
Year Ended 12/31/2018	$10.52	(0.09%)	0.49%	0.49%	2.75%	309%	$3,535,290
Year Ended 12/31/2017	$10.94	3.58%	0.52%	0.52%	2.39%	240%	$3,284,310
Year Ended 12/31/2016	$10.82	2.48%	0.56%	0.56%	2.27%	17%	$3,343,966
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.51	(1.29%)	0.72%(c),(d)	0.72%(c),(d)	1.28%(c)	157%	$16,404
Year Ended 12/31/2020	$11.66	7.97%	0.73%(d)	0.73%(d)	1.64%	298%	$16,394
Year Ended 12/31/2019	$11.10	8.39%	0.73%	0.73%	2.43%	321%	$11,721
Year Ended 12/31/2018	$10.47	(0.35%)	0.74%	0.74%	2.50%	309%	$9,303
Year Ended 12/31/2017	$10.89	3.34%	0.77%	0.77%	2.15%	240%	$10,669
Year Ended 12/31/2016	$10.77	2.23%	0.82%	0.81%	2.03%	17%	$10,146

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	67

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Variable Portfolio – Partners Core Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on

70 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit default swap contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	255,188*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	16,017*
Total		271,205

Liability derivatives
Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	460,992*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

	Futures	Swap
	contracts	contracts	Total
Risk exposure category	($)	($)	($)
Credit risk	—	92,277	92,277
Interest rate risk	(166,212)	—	(166,212)
Total	(166,212)	92,277	(73,935)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Futures	Swap
	contracts	contracts	Total
Risk exposure category	($)	($)	($)
Credit risk	—	255,188	255,188
Interest rate risk	(444,975)	—	(444,975)
Total	(444,975)	255,188	(189,787)

72 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)*
Futures contracts — long	19,167,867
Futures contracts — short	40,205,195
Credit default swap contracts — sell protection	13,500,000

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage dollar roll transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury inflation protected securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest only and principal only securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of assets and liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:

Citi ($)
Liabilities
Centrally cleared credit default swap contracts (a)	8,769
Total liabilities	8,769
Total financial and derivative net assets	(8,769)
Total collateral received (pledged) (b)	(8,769)
Net amount (c)	-

(a)Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c)Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

74 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.47% of the Fund's average daily net assets.

Subadvisory agreements

The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc. and Wells Capital Management Incorporated, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board of Trustees. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

76 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	May 1,	2021
	through		Prior to
	April 30,	2022	May 1, 2021
Class 1		0.54%	0.56%
Class 2		0.79	0.81

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
6,331,336,000	148,832,000	(21,978,000)	126,854,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,623,246,553 and $8,259,691,366, respectively, for the six months ended June 30, 2021, of which $7,634,418,548 and $6,967,863,653, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Lender	2,328,571	0.69	7

Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

78 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage- backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

80 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Core Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of J.P. Morgan Investment Management Inc. and Wells Capital Management Incorporated (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

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APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

82 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

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APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally, and the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

84 Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2021	85

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Variable Portfolio – Partners Core Bond Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3026 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

VARIABLE PORTFOLIO – PARTNERS

INTERNATIONAL VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	11
Statement of Operations................................................................................................................................................	12
Statement of Changes in Net Assets ................................................................................................................................	13
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	24
Approval of Management and Subadvisory Agreements.........................................................................................................	24

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management

Pzena Investment Management, LLC

John Goetz

Caroline Cai, CFA

Allison Fisch

Thompson, Siegel & Walmsley LLC

Brandon Harrell, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	12.35	38.35	7.69	2.71
Class 2	05/07/10	12.30	37.91	7.43	2.45
MSCI EAFE Value Index (Net)		10.68	33.50	7.81	3.86

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The MSCI EAFE Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 21 of 23 Developed Market countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	3.9
Consumer Discretionary	12.9
Consumer Staples	10.5
Energy	4.2
Financials	19.8
Health Care	10.7
Industrials	15.9
Information Technology	9.5
Materials	9.0
Real Estate	1.2
Utilities	2.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at June 30, 2021)
Australia	1.2
Austria	0.1
Belgium	1.7
Brazil	1.1
Denmark	2.0
Finland	1.4
France	11.2
Germany	12.4
Hong Kong	1.6
Ireland	1.2
Isle of Man	0.4
Israel	0.4
Italy	1.4
Japan	19.0
Netherlands	5.0
Norway	0.4
Portugal	0.0(a)
Singapore	1.8
South Korea	3.3
Spain	0.7
Sweden	1.2
Switzerland	9.8
Taiwan	1.8
United Kingdom	18.8
United States(b)	2.1
Total	100.0

(a)Rounds to zero.

(b)Includes investments in Money Market Funds.

Country breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

4 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,123.50	1,020.63	4.42	4.21	0.84
Class 2	1,000.00	1,000.00	1,123.00	1,019.39	5.74	5.46	1.09

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 96.2%

Issuer	Shares	Value ($)
Australia 1.2%
LendLease Group	454,900	3,908,836
Macquarie Group Ltd.	66,700	7,814,669
Santos Ltd.	1,211,900	6,437,027

Total		18,160,532

Austria 0.1%
ams AG(a)	107,000	2,149,555
Belgium 1.7%
Anheuser-Busch InBev SA/NV	81,300	5,860,821
Groupe Bruxelles Lambert SA	52,012	5,823,851
KBC Group NV	187,426	14,310,222

Total		25,994,894

Brazil 1.1%
Ambev SA	4,854,900	16,652,176

Denmark 2.0%
AP Moller - Maersk A/S, Class B	8,225	23,679,033
Danske Bank A/S	398,779	7,022,864

Total		30,701,897

Finland 1.3%
Nokia OYJ(a)	3,858,683	20,673,885
France 11.1%
Airbus Group SE(a)	19,300	2,486,860
Amundi SA	193,636	17,078,482
Arkema SA	38,200	4,801,134
Bouygues SA	191,190	7,081,655
Capgemini SE	41,000	7,884,855
Cie Generale des Etablissements Michelin CSA	130,959	20,900,449
Dassault Aviation SA	2,892	3,406,729
Engie SA	912,900	12,518,214
Publicis Groupe SA	173,135	11,079,778
Rexel SA	1,335,194	27,956,502
Sanofi	197,270	20,725,699
Schneider Electric SE	49,176	7,752,327
SCOR SE(a)	178,394	5,679,199
TotalEnergies SE	141,700	6,419,265
Ubisoft Entertainment SA(a)	76,700	5,358,853

Common Stocks (continued)

Issuer	Shares	Value ($)
Veolia Environnement SA	306,300	9,259,717

Total		170,389,718

Germany 11.2%
Allianz SE, Registered Shares	29,700	7,411,842
BASF SE	388,401	30,660,285
Bayer AG, Registered Shares	62,000	3,769,304
Covestro AG	334,986	21,659,694
Deutsche Boerse AG	54,900	9,582,590
Deutsche Post AG	158,111	10,768,105
Fresenius Medical Care AG & Co. KGaA	144,043	11,969,434
Fresenius SE & Co. KGaA	206,100	10,756,339
HeidelbergCement AG	130,500	11,204,279
Infineon Technologies AG	227,200	9,138,723
SAP SE	79,700	11,194,643
Siemens AG, Registered Shares	146,873	23,320,317
Siemens Energy AG(a)	252,550	7,607,581
Talanx AG	63,400	2,593,629

Total		171,636,765

Hong Kong 1.6%
CK Asset Holdings Ltd.	871,500	5,998,547
CK Hutchison Holdings Ltd.	1,361,200	10,596,683
Galaxy Entertainment Group Ltd.(a)	906,000	7,244,459
Total		23,839,689

Ireland 1.2%
AIB Group PLC(a)	2,017,200	5,205,689
Ryanair Holdings PLC, ADR(a)	16,700	1,807,107
Smurfit Kappa Group PLC	217,100	11,806,620

Total		18,819,416

Isle of Man 0.4%
Entain PLC(a)	223,200	5,393,323
Israel 0.4%
Check Point Software Technologies Ltd.(a)	58,700	6,816,831
Italy 1.4%
Enel SpA	1,553,490	14,436,390
Mediobanca Banca di Credito Finanziario SpA(a)	289,300	3,384,853

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Prysmian SpA	104,500	3,750,094

Total		21,571,337

Japan 18.9%
Astellas Pharma, Inc.	533,400	9,295,382
Bridgestone Corp.	176,300	8,013,254
Denka Co., Ltd.	118,300	3,932,451
FANUC Corp.	32,600	7,817,409
Fujitsu Ltd.	46,200	8,643,972
Fukuoka Financial Group, Inc.	314,000	5,499,437
Hitachi Ltd.	186,000	10,659,135
Honda Motor Co., Ltd.	639,900	20,581,259
Iida Group Holdings Co., Ltd.	287,500	7,395,080
Isuzu Motors Ltd.	868,900	11,530,006
Japan Airlines Co., Ltd.(a)	158,100	3,423,383
Kirin Holdings Co., Ltd.	330,600	6,451,935
Komatsu Ltd.	716,200	17,742,825
Kyocera Corp.	113,600	7,018,252
Matsumotokiyoshi Holdings Co., Ltd.	20,600	911,948
Mitsui & Co., Ltd.	347,800	7,834,440
MS&AD Insurance Group Holdings, Inc.	127,100	3,674,742
Nintendo Co., Ltd.	18,800	10,879,053
Olympus Corp.	424,700	8,447,680
ORIX Corp.	634,300	10,720,691
Panasonic Corp.	1,342,300	15,455,944
Rakuten Group, Inc.	669,300	7,557,170
Resona Holdings, Inc.	1,349,050	5,201,468
Sega Sammy Holdings, Inc.	315,500	4,143,610
Seven & I Holdings Co., Ltd.	292,200	13,996,625
Sony Group Corp.	215,400	20,886,749
Square Enix Holdings Co., Ltd.	93,400	4,612,548
Sumitomo Mitsui Financial Group, Inc.	482,200	16,622,387
Suzuki Motor Corp.	90,200	3,822,639
T&D Holdings, Inc.	296,500	3,847,648
Toshiba Corp.	228,200	9,858,472
Toyota Industries Corp.	160,800	13,905,211

Total		290,382,805

Common Stocks (continued)

Issuer	Shares	Value ($)
Netherlands 5.0%
ArcelorMittal SA	476,035	14,655,718
ASML Holding NV	15,500	10,699,948
EXOR NV	44,400	3,563,251
Heineken Holding NV	104,220	10,516,713
ING Groep NV	1,142,799	15,169,916
Koninklijke KPN NV	1,136,859	3,555,701
Koninklijke Philips NV	230,235	11,427,525
NXP Semiconductors NV	30,800	6,336,176

Total		75,924,948

Norway 0.4%
Mowi ASA	255,800	6,512,548

Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	533,756	1
Singapore 1.8%
DBS Group Holdings Ltd.	765,900	17,039,214
Wilmar International Ltd.	3,203,600	10,740,887

Total		27,780,101

South Korea 3.3%
POSCO	70,603	21,819,834
POSCO, ADR	200	15,354
Samsung Electronics Co., Ltd.	184,800	13,229,122
Shinhan Financial Group Co., Ltd.	399,670	14,429,881
Shinhan Financial Group Co., Ltd., ADR	15,057	539,793

Total		50,033,984

Spain 0.7%
CaixaBank SA	2,801,976	8,626,461
Siemens Gamesa Renewable Energy SA	55,400	1,852,226

Total		10,478,687

Sweden 1.2%
Essity AB, Class B	143,000	4,743,335
Investor AB, Class B	288,800	6,656,959
Lundin Energy AB	47,600	1,687,539
Volvo AB, B Shares	224,300	5,405,501

Total		18,493,334

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Switzerland 9.7%
ABB Ltd.	339,833	11,545,707
Alcon, Inc.	134,000	9,398,431
Cie Financiere Richemont SA, Class A, Registered
Shares	52,500	6,364,503
Credit Suisse Group AG, Registered Shares	541,292	5,666,204
Julius Baer Group Ltd.	57,471	3,753,617
Nestlé SA, Registered Shares	156,200	19,469,874
Novartis AG, ADR	9,350	853,094
Novartis AG, Registered Shares	261,223	23,830,482
Roche Holding AG, Genusschein Shares	107,982	40,691,735
UBS AG	1,806,303	27,667,551
UBS Group AG, Registered Shares	16,453	252,389

Total		149,493,587

Taiwan 1.8%
Catcher Technology Co., Ltd.	884,000	5,773,940
Hon Hai Precision Industry Co., Ltd.	5,499,000	22,078,523

Total		27,852,463

United Kingdom 18.7%
Ashtead Group PLC	80,100	5,953,696
Aviva PLC	2,487,369	13,963,979
Barclays Bank PLC	3,059,458	7,260,331
Barratt Developments PLC	311,900	3,003,187
BHP Group PLC, ADR	38,100	2,274,189
British Land Co. PLC (The)	1,084,200	7,416,590
Bunzl PLC	154,900	5,124,285
DCC PLC	100,594	8,240,128
Glencore PLC(a)	1,063,800	4,565,926
HSBC Holdings PLC	1,893,281	10,927,089
HSBC Holdings PLC, ADR	110,689	3,193,378
IG Group Holdings PLC	96,500	1,130,817
Imperial Brands PLC	151,500	3,266,755
Inchcape PLC	359,000	3,820,671
Informa PLC(a)	699,100	4,858,577
J. Sainsbury PLC	4,684,931	17,633,501
John Wood Group PLC(a)	4,403,855	13,416,520

Common Stocks (continued)

Issuer	Shares	Value ($)
Kingfisher PLC	1,433,000	7,232,488
Liberty Global PLC, Class C(a)	253,400	6,851,936
Linde PLC	23,200	6,707,120
Lloyds Banking Group PLC	11,263,500	7,285,878
Melrose Industries PLC	1,751,200	3,769,500
NatWest Group PLC	2,437,856	6,860,805
NatWest Group PLC, ADR	131,591	742,173
Persimmon PLC	173,900	7,123,576
Reckitt Benckiser Group PLC	35,500	3,136,433
Royal Dutch Shell PLC, ADR, Class B	599,605	23,282,662
Savills PLC	28,200	450,173
Smith & Nephew PLC	402,100	8,720,439
Standard Chartered PLC	1,622,838	10,356,633
TechnipFMC PLC(a)	1,229,163	11,123,925
Tesco PLC	7,772,686	24,011,248
Travis Perkins PLC(a)	835,926	19,558,421
Unilever PLC	214,700	12,545,692
Vodafone Group PLC	6,445,674	10,803,142

Total		286,611,863

Total Common Stocks
(Cost $1,384,018,774)		1,476,364,339

Preferred Stocks 1.2%
Issuer	Shares	Value ($)
Germany 1.2%
Volkswagen AG	72,219	18,107,577

Total Preferred Stocks
(Cost $18,421,613)		18,107,577

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(d),(e)	31,948,332	31,945,137
Total Money Market Funds
(Cost $31,945,137)		31,945,137

Total Investments in Securities
(Cost $1,434,385,524)		1,526,417,053

Other Assets & Liabilities, Net		7,575,798

Net Assets		$1,533,992,851

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)Valuation based on significant unobservable inputs.

(d)The rate shown is the seven-day current annualized yield at June 30, 2021.

(e)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	8,941,192	1,197,902,563	(1,174,898,618)	—	31,945,137	—	10,285	31,948,332

Abbreviation Legend

ADR American Depositary Receipt

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	18,160,532	—	18,160,532
Austria	—	2,149,555	—	2,149,555
Belgium	—	25,994,894	—	25,994,894
Brazil	16,652,176	—	—	16,652,176
Denmark	—	30,701,897	—	30,701,897
Finland	—	20,673,885	—	20,673,885
France	—	170,389,718	—	170,389,718
Germany	—	171,636,765	—	171,636,765
Hong Kong	—	23,839,689	—	23,839,689
Ireland	1,807,107	17,012,309	—	18,819,416
Isle of Man	—	5,393,323	—	5,393,323
Israel	6,816,831	—	—	6,816,831
Italy	—	21,571,337	—	21,571,337
Japan	—	290,382,805	—	290,382,805
Netherlands	6,336,176	69,588,772	—	75,924,948
Norway	—	6,512,548	—	6,512,548
Portugal	—	—	1	1
Singapore	—	27,780,101	—	27,780,101
South Korea	555,147	49,478,837	—	50,033,984
Spain	—	10,478,687	—	10,478,687
Sweden	—	18,493,334	—	18,493,334
Switzerland	1,105,483	148,388,104	—	149,493,587
Taiwan	—	27,852,463	—	27,852,463
United Kingdom	54,175,383	232,436,480	—	286,611,863
Total Common Stocks	87,448,303	1,388,916,035	1	1,476,364,339
Preferred Stocks
Germany	—	18,107,577	—	18,107,577
Total Preferred Stocks	—	18,107,577	—	18,107,577
Money Market Funds	31,945,137	—	—	31,945,137
Total Investments in Securities	119,393,440	1,407,023,612	1	1,526,417,053

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $1,402,440,387)	$1,494,471,916
Affiliated issuers (cost $31,945,137)	31,945,137
Cash	31,977
Foreign currency (cost $277,021)	276,414
Receivable for:
Investments sold	153,531
Capital shares sold	523
Dividends	2,905,165
Foreign tax reclaims	4,944,008
Prepaid expenses	18,456
Total assets	1,534,747,127
Liabilities
Payable for:
Investments purchased	546,789
Capital shares purchased	19,018
Management services fees	34,595
Distribution and/or service fees	178
Service fees	1,590
Compensation of board members	119,786
Compensation of chief compliance officer	101
Other expenses	32,219
Total liabilities	754,276
Net assets applicable to outstanding capital stock	$1,533,992,851

Represented by
Paid in capital	1,472,213,172
Total distributable earnings (loss)	61,779,679
Total - representing net assets applicable to outstanding capital stock	$1,533,992,851

Class 1
Net assets	$1,508,302,234
Shares outstanding	148,174,435
Net asset value per share	$10.18
Class 2
Net assets	$25,690,617
Shares outstanding	2,533,968
Net asset value per share	$10.14
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$26,187,647
Dividends — affiliated issuers	10,285
Interfund lending	106
Foreign taxes withheld	(2,473,052)
Total income	23,724,986
Expenses:
Management services fees	4,944,202
Distribution and/or service fees
Class 2	29,288
Service fees	7,547
Compensation of board members	30,233
Custodian fees	94,480
Printing and postage fees	4,174
Audit fees	27,185
Legal fees	9,200
Compensation of chief compliance officer	101
Other	88,699
Total expenses	5,235,109
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(214,913)
Total net expenses	5,020,196
Net investment income	18,704,790
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	87,346,433
Foreign currency translations	(211,829)
Net realized gain	87,134,604
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,188,566
Foreign currency translations	(330,993)
Net change in unrealized appreciation (depreciation)	6,857,573
Net realized and unrealized gain	93,992,177
Net increase in net assets resulting from operations	$112,696,967

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$18,704,790	$16,332,944
Net realized gain (loss)	87,134,604	(120,587,778)
Net change in unrealized appreciation (depreciation)	6,857,573	98,010,775
Net increase (decrease) in net assets resulting from operations	112,696,967	(6,244,059)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(25,851,098)	(5,850,749)
Class 2	(459,532)	(136,870)
Total distributions to shareholders	(26,310,630)	(5,987,619)
Increase in net assets from capital stock activity	305,079,819	102,952,439
Total increase in net assets	391,466,156	90,720,761
Net assets at beginning of period	1,142,526,695	1,051,805,934
Net assets at end of period	$1,533,992,851	$1,142,526,695
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	57,396,915	585,899,614	33,309,858	247,668,012
Distributions reinvested	2,621,815	25,851,098	877,174	5,850,749
Redemptions	(33,002,389)	(309,354,612)	(18,901,907)	(149,139,399)
Net increase	27,016,341	302,396,100	15,285,125	104,379,362
Class 2
Subscriptions	328,727	3,294,449	239,975	1,859,382
Distributions reinvested	46,748	459,532	20,582	136,870
Redemptions	(108,810)	(1,070,262)	(435,467)	(3,423,175)
Net increase (decrease)	266,665	2,683,719	(174,910)	(1,426,923)
Total net increase	27,283,006	305,079,819	15,110,215	102,952,439

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$9.26	0.16	0.98	1.14	(0.22)	—	(0.22)
Year Ended 12/31/2020	$9.71	0.14	(0.53)	(0.39)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.17	0.30	0.91	1.21	(0.38)	(0.29)	(0.67)
Year Ended 12/31/2018	$11.47	0.29	(2.23)	(1.94)	(0.31)	(0.05)	(0.36)
Year Ended 12/31/2017	$9.34	0.26	2.09	2.35	(0.22)	—	(0.22)
Year Ended 12/31/2016	$8.91	0.25	0.46	0.71	(0.24)	(0.04)	(0.28)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$9.21	0.15	0.98	1.13	(0.20)	—	(0.20)
Year Ended 12/31/2020	$9.69	0.12	(0.54)	(0.42)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.15	0.28	0.90	1.18	(0.35)	(0.29)	(0.64)
Year Ended 12/31/2018	$11.44	0.26	(2.22)	(1.96)	(0.28)	(0.05)	(0.33)
Year Ended 12/31/2017	$9.33	0.23	2.08	2.31	(0.20)	—	(0.20)
Year Ended 12/31/2016	$8.90	0.22	0.47	0.69	(0.22)	(0.04)	(0.26)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

(e)Ratios include line of credit interest expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$10.18	12.35%	0.88%(c)	0.84%(c)	3.14%(c)	77%	$1,508,302
Year Ended 12/31/2020	$9.26	(3.82%)	0.88%(d)	0.85%(d)	1.72%	77%	$1,121,635
Year Ended 12/31/2019	$9.71	13.53%	0.88%(d)	0.88%(d)	3.17%	22%	$1,028,139
Year Ended 12/31/2018	$9.17	(17.30%)	0.83%	0.83%	2.70%	16%	$821,718
Year Ended 12/31/2017	$11.47	25.44%	0.86%	0.86%	2.48%	9%	$1,759,557
Year Ended 12/31/2016	$9.34	8.33%	0.91%(e)	0.91%(e)	2.89%	17%	$2,000,961
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$10.14	12.30%	1.13%(c)	1.09%(c)	2.99%(c)	77%	$25,691
Year Ended 12/31/2020	$9.21	(4.14%)	1.13%(d)	1.10%(d)	1.54%	77%	$20,892
Year Ended 12/31/2019	$9.69	13.20%	1.13%(d)	1.13%(d)	2.93%	22%	$23,667
Year Ended 12/31/2018	$9.15	(17.48%)	1.09%	1.09%	2.41%	16%	$19,537
Year Ended 12/31/2017	$11.44	25.02%	1.11%	1.11%	2.18%	9%	$20,666
Year Ended 12/31/2016	$9.33	8.08%	1.16%(e)	1.16%(e)	2.52%	17%	$12,345
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Variable Portfolio – Partners International Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.83% of the Fund's average daily net assets.

18 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Subadvisory agreements

The Investment Manager has entered into a Subadvisory Agreement with Thompson, Siegel & Walmsley LLC, which subadvises a portion of the assets of the Fund. Effective May 1, 2021, the Investment Manager has entered into a Subadvisory Agreement with Pzena Investment Management, LLC, to serve as a subadviser to the Fund. Prior to May 1, 2021, Dimensional Fund Advisors LP served as a subadviser to the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board of Trustees. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual
through
April 30, 2022
Class 1	0.84%
Class 2	1.09

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
1,434,386,000	126,120,000	(34,089,000)	92,031,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration	No expiration
short-term ($)	long-term ($)	Total ($)
—	(109,138,917)	(109,138,917)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

20 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,170,616,706 and $897,861,125, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Lender	814,286	0.67	7

Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Foreign securities and emerging market countries risk

Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.

Geographic focus risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors' debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK's departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

22 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	23

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) among the Investment Manager and each of Pzena Investment Management, LLC (Pzena) and Thompson, Siegel & Walmsley LLC (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board) at its March 22, 2021 Board meeting (the March Meeting), considered the initial approval of the Subadvisory Agreement between the Investment Manager and Pzena with respect to the Fund. At meetings held on March 12, 2021, March 19, 2021 and March 22, 2021, independent legal counsels (Independent Legal Counsel) to the independent Board members (the Independent Trustees) reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Contracts, Compliance, and Investment Oversight Committees in connection with the Board's evaluation of Pzena's proposed services. The Trustees held discussions with the Investment Manager and Pzena and reviewed and considered various written materials and oral presentations in connection with the evaluation of Pzena's proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and Pzena's investment strategy/style and performance and from the Compliance Committee, with respect to the code of ethics and compliance program of Pzena. In considering the Subadvisory Agreement, the Board reviewed, among other things:

•Terms of the Subadvisory Agreement;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

24 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

•Descriptions of various services proposed to be performed by Pzena under the Subadvisory Agreement, including portfolio management and portfolio trading practices;

•Information regarding the experience and resources of Pzena, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of Pzena's compliance program; and

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with Pzena on March 22, 2021.

On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by Independent Legal Counsel in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

When considering the approval of the Subadvisory Agreement with Pzena, the Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Pzena as a subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of Pzena. The Board considered the diligence and selection process undertaken by the Investment Manager to select Pzena, including the Investment Manager's rationale for recommending Pzena, and the process for monitoring Pzena's ongoing performance of services for the Fund. The Board observed that Pzena's compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding Pzena's ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of Pzena. The Board also noted the presentation by Pzena to the Board's Investment Oversight Committee.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board noted the Investment Manager's representation that Pzena has experience subadvising registered mutual funds.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement with Pzena.

When considering the renewal of the Advisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into

26 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

When considering the approval of the Subadvisory Agreement with Pzena, the Board observed Pzena's relevant performance results versus the Fund's benchmark and versus peers over various periods. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of Pzena, in light of other consider- ations, supported the approval of the Subadvisory Agreement.

When considering the renewal of the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the Fund's subadvisers) had been taken or are contemplated to help improve the Fund's performance.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally, the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	27

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

When considering the approval of the Subadvisory Agreement with Pzena, the Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Pzena would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for Pzena were within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund's expense ratio also remained within the range of other peers. Additionally, the Board considered the expected decrease in total profitability of the Investment Manager and its affiliates in connection with the hiring of Pzena. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to Pzena thereunder, the Board did not consider the profitability to Pzena from its relationship with the Fund.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement with Pzena.

When considering the renewal of the Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing

28 Variable Portfolio – Partners International Value Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.

When considering the approval of the Subadvisory Agreement with Pzena, the Board considered the expected decrease in profitability to the Investment Manager from its management agreement with the Fund as a result of the proposed engagement of Pzena. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund).

When considering the renewal of the Advisory Agreements, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement with Pzena on March 22, 2021 and the continuation of the Management Agreement and the Subadvisory Agreements on June 15, 2021. In reaching its conclusions, no single factor was determinative.

On March 22, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement with Pzena appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreement. On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Variable Portfolio – Partners International Value Fund | Semiannual Report 2021	29

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Variable Portfolio – Partners International Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3041 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

VARIABLE PORTFOLIO – PARTNERS

INTERNATIONAL CORE EQUITY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	11
Statement of Changes in Net Assets ................................................................................................................................	12
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	27
Approval of Management and Subadvisory Agreements.........................................................................................................	27

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term growth of capital.

Portfolio management

Schroder Investment Management North

America Inc. (subadviser)

Schroder Investment Management North America

Limited (sub-subadviser)

James Gautrey, CFA

Simon Webber, CFA

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	10.00	36.55	8.75	4.95
Class 2	05/07/10	9.78	36.12	8.45	4.69
MSCI EAFE Index (Net)		8.83	32.35	10.28	5.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	3.3
Consumer Discretionary	21.5
Consumer Staples	10.0
Energy	4.4
Financials	19.5
Health Care	8.9
Industrials	15.9
Information Technology	12.3
Materials	1.3
Utilities	2.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at June 30, 2021)
Argentina	2.2
Austria	1.5
Brazil	0.1
Canada	2.1
China	3.2
Denmark	1.5
France	3.9
Germany	10.5
Hong Kong	4.8
India	2.2
Italy	2.5
Japan	9.3
Netherlands	5.3
New Zealand	1.4
Norway	2.8
South Korea	2.8
Spain	4.0
Sweden	2.1
Switzerland	14.8
Taiwan	4.0
United Kingdom	16.5
United States(a)	2.5
Total	100.0

(a) Includes investments in Money Market Funds.

Country breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

4 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,100.00	1,020.83	4.17	4.01	0.80
Class 2	1,000.00	1,000.00	1,097.80	1,019.54	5.51	5.31	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.5%

Issuer	Shares	Value ($)
Argentina 2.2%
MercadoLibre, Inc.(a)	30,097	46,884,806
Austria 1.5%
Erste Group Bank AG	864,912	31,795,342

Brazil 0.2%
B3 SA - Brasil Bolsa Balcao	969,487	3,264,889

Canada 2.0%
Canadian National Railway Co.	418,496	44,155,447

China 3.2%
Alibaba Group Holding Ltd., ADR(a)	159,548	36,182,295
Tencent Holdings Ltd.	434,200	32,692,008

Total		68,874,303

Denmark 1.5%
Vestas Wind Systems A/S	819,117	32,004,550

France 3.9%
Legrand SA	353,946	37,512,376
Schneider Electric SE	286,169	45,549,089

Total		83,061,465

Germany 10.3%
Adidas AG	136,558	50,957,693
Allianz SE, Registered Shares	61,970	15,465,045
Bayerische Motoren Werke AG	443,644	47,033,157
Daimler AG, Registered Shares	357,488	31,944,640
GEA Group AG	244,705	9,915,483
Infineon Technologies AG	762,243	30,659,893
Knorr-Bremse AG	314,726	36,211,290

Total		222,187,201

Hong Kong 4.7%
AIA Group Ltd.	4,952,000	61,432,426
Hong Kong Exchanges and Clearing Ltd.	672,400	40,027,823

Total		101,460,249

India 2.1%
HDFC Bank Ltd., ADR(a)	630,841	46,127,094

Common Stocks (continued)

Issuer	Shares	Value ($)
Italy 2.5%
FinecoBank Banca Fineco SpA(a)	423,972	7,398,872
Intesa Sanpaolo SpA	16,765,839	46,380,000

Total		53,778,872

Japan 9.2%
Bridgestone Corp.	1,023,100	46,502,329
Kubota Corp.	1,345,200	27,213,002
Recruit Holdings Co., Ltd.	874,400	42,879,524
SMC Corp.	56,600	33,484,263
Sony Group Corp.	488,800	47,397,599

Total		197,476,717

Netherlands 5.2%
ASML Holding NV	130,800	90,293,752
Stellantis NV	1,115,666	21,941,560

Total		112,235,312

New Zealand 1.3%
Xero Ltd.(a)	280,454	28,847,433
Norway 2.8%
DNB ASA	1,319,230	28,751,593
Equinor ASA	1,482,153	31,374,979

Total		60,126,572

South Korea 2.8%
Samsung Electronics Co., Ltd.	835,561	59,814,600

Spain 3.9%
Banco Bilbao Vizcaya Argentaria SA(a)	7,621,331	47,275,015
Iberdrola SA	3,056,023	37,267,153

Total		84,542,168

Sweden 2.0%
Svenska Handelsbanken AB, Class A	3,863,547	43,611,520

Switzerland 14.5%
Alcon, Inc.	408,254	28,633,934
Chocoladefabriken Lindt & Spruengli AG	4,096	40,749,722
Cie Financiere Richemont SA, Class A, Registered
Shares	392,347	47,563,685
Lonza Group AG, Registered Shares	43,146	30,588,649
Nestlé SA, Registered Shares	639,190	79,673,168

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	155,638	58,650,333
Sika AG	83,074	27,218,195

Total		313,077,686

Taiwan 4.0%
Sea Ltd. ADR(a)	132,724	36,446,011
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	406,264	48,816,682

Total		85,262,693

United Kingdom 16.2%
AstraZeneca PLC	317,678	38,167,177
Barclays Bank PLC	15,724,957	37,316,541
Bunzl PLC	749,527	24,795,286
Burberry Group PLC(a)	1,511,181	43,218,564
Diageo PLC	1,145,013	54,878,788
GlaxoSmithKline PLC	1,607,626	31,604,476
National Grid PLC	1,899,186	24,157,023
NMC Health PLC(a),(b),(c)	293,698	0

Common Stocks (continued)

Issuer	Shares	Value ($)
Reckitt Benckiser Group PLC	382,797	33,820,197
Royal Dutch Shell PLC, Class A	3,035,471	61,333,213

Total		349,291,265

United States 1.5%
Booking Holdings, Inc.(a)	14,738	32,248,070
Total Common Stocks
(Cost $1,704,388,007)		2,100,128,254

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(d),(e)	21,637,262	21,635,098
Total Money Market Funds
(Cost $21,635,098)		21,635,098

Total Investments in Securities
(Cost $1,726,023,105)		2,121,763,352

Other Assets & Liabilities, Net		32,320,385

Net Assets		$2,154,083,737

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)Valuation based on significant unobservable inputs.

(d)The rate shown is the seven-day current annualized yield at June 30, 2021.

(e)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	46,484,628	1,020,377,456	(1,045,226,986)	—	21,635,098	—	13,943	21,637,262

Abbreviation Legend

ADR American Depositary Receipt

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

		Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
	Common Stocks
	Argentina	46,884,806	—	—	46,884,806
	Austria	—	31,795,342	—	31,795,342
	Brazil	3,264,889	—	—	3,264,889
	Canada	44,155,447	—	—	44,155,447
	China	36,182,295	32,692,008	—	68,874,303
	Denmark	—	32,004,550	—	32,004,550
	France	—	83,061,465	—	83,061,465
	Germany	—	222,187,201	—	222,187,201
	Hong Kong	—	101,460,249	—	101,460,249
	India	46,127,094	—	—	46,127,094
	Italy	—	53,778,872	—	53,778,872
	Japan	—	197,476,717	—	197,476,717
	Netherlands	—	112,235,312	—	112,235,312
	New Zealand	—	28,847,433	—	28,847,433
	Norway	—	60,126,572	—	60,126,572
	South Korea	—	59,814,600	—	59,814,600
	Spain	—	84,542,168	—	84,542,168
	Sweden	—	43,611,520	—	43,611,520
	Switzerland	—	313,077,686	—	313,077,686
	Taiwan	85,262,693	—	—	85,262,693
	United Kingdom	—	349,291,265	0*	349,291,265
	United States	32,248,070	—	—	32,248,070
	Total Common Stocks	294,125,294	1,806,002,960	0*	2,100,128,254
	Money Market Funds	21,635,098	—	—	21,635,098
Total Investments in Securities		315,760,392	1,806,002,960	0*	2,121,763,352
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners International Core Equity Fund	| Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

*Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $1,704,388,007)	$2,100,128,254
Affiliated issuers (cost $21,635,098)	21,635,098
Foreign currency (cost $1,037,101)	1,032,004
Receivable for:
Investments sold	22,674,915
Capital shares sold	25,702
Dividends	2,738,574
Foreign tax reclaims	11,654,849
Prepaid expenses	38,318
Total assets	2,159,927,714
Liabilities
Due to custodian	637,195
Payable for:
Investments purchased	4,703,601
Capital shares purchased	246,002
Management services fees	47,132
Distribution and/or service fees	102
Compensation of board members	147,802
Compensation of chief compliance officer	281
Other expenses	61,862
Total liabilities	5,843,977
Net assets applicable to outstanding capital stock	$2,154,083,737

Represented by
Paid in capital	1,453,135,430
Total distributable earnings (loss)	700,948,307
Total - representing net assets applicable to outstanding capital stock	$2,154,083,737

Class 1
Net assets	$2,139,413,023
Shares outstanding	162,486,212
Net asset value per share	$13.17
Class 2
Net assets	$14,670,714
Shares outstanding	1,123,075
Net asset value per share	$13.06

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$38,524,867
Dividends — affiliated issuers	13,943
Foreign taxes withheld	(3,978,506)
Total income	34,560,304
Expenses:
Management services fees	10,249,786
Distribution and/or service fees
Class 2	15,266
Service fees	3,090
Compensation of board members	42,444
Custodian fees	169,867
Printing and postage fees	3,093
Audit fees	41,870
Legal fees	16,826
Interest on interfund lending	2,011
Compensation of chief compliance officer	290
Other	(1,636)
Total expenses	10,542,907
Net investment income	24,017,397
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	392,039,088
Foreign currency translations	(2,243,713)
Futures contracts	1,014,689
Net realized gain	390,810,064
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(156,066,408)
Foreign currency translations	(526,951)
Futures contracts	(310,438)
Net change in unrealized appreciation (depreciation)	(156,903,797)
Net realized and unrealized gain	233,906,267
Net increase in net assets resulting from operations	$257,923,664

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$24,017,397	$42,743,314
Net realized gain (loss)	390,810,064	(87,804,655)
Net change in unrealized appreciation (depreciation)	(156,903,797)	364,187,457
Net increase in net assets resulting from operations	257,923,664	319,126,116
Distributions to shareholders
Net investment income and net realized gains
Class 1	(44,974,444)	(14,014,160)
Class 2	(194,535)	(40,703)
Total distributions to shareholders	(45,168,979)	(14,054,863)
Decrease in net assets from capital stock activity	(1,199,020,945)	(66,855,044)
Total increase (decrease) in net assets	(986,266,260)	238,216,209
Net assets at beginning of period	3,140,349,997	2,902,133,788
Net assets at end of period	$2,154,083,737	$3,140,349,997
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	22,610,221	288,122,030	17,786,329	184,684,505
Distributions reinvested	3,583,621	44,974,444	1,520,719	14,014,160
Redemptions	(120,500,230)	(1,536,587,672)	(24,905,178)	(265,710,298)
Net decrease	(94,306,388)	(1,203,491,198)	(5,598,130)	(67,011,633)
Class 2
Subscriptions	352,977	4,494,458	126,108	1,245,174
Distributions reinvested	15,613	194,535	4,449	40,703
Redemptions	(17,251)	(218,740)	(114,016)	(1,129,288)
Net increase	351,339	4,470,253	16,541	156,589
Total net decrease	(93,955,049)	(1,199,020,945)	(5,581,589)	(66,855,044)

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

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Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$12.19	0.12	1.09	1.21	(0.23)	—	(0.23)
Year Ended 12/31/2020	$11.03	0.16	1.05	1.21	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.70	0.29	1.50	1.79	(0.30)	(0.16)	(0.46)
Year Ended 12/31/2018	$11.92	0.25	(2.18)	(1.93)	(0.26)	(0.03)	(0.29)
Year Ended 12/31/2017	$9.91	0.20	2.02	2.22	(0.21)	—	(0.21)
Year Ended 12/31/2016	$10.48	0.20	(0.54)	(0.34)	(0.23)	—	(0.23)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$12.09	0.12	1.05	1.17	(0.20)	—	(0.20)
Year Ended 12/31/2020	$10.96	0.14	1.04	1.18	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.64	0.25	1.50	1.75	(0.27)	(0.16)	(0.43)
Year Ended 12/31/2018	$11.84	0.22	(2.16)	(1.94)	(0.23)	(0.03)	(0.26)
Year Ended 12/31/2017	$9.86	0.17	2.00	2.17	(0.19)	—	(0.19)
Year Ended 12/31/2016	$10.43	0.18	(0.54)	(0.36)	(0.21)	—	(0.21)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$13.17	10.00%	0.80%(c),(d)	0.80%(c),(d)	1.81%(c)	39%	$2,139,413
Year Ended 12/31/2020	$12.19	11.16%	0.80%	0.80%	1.59%	163%	$3,131,021
Year Ended 12/31/2019	$11.03	18.76%	0.79%	0.79%	2.74%	94%	$2,893,855
Year Ended 12/31/2018	$9.70	(16.53%)	0.83%	0.83%	2.23%	105%	$2,766,782
Year Ended 12/31/2017	$11.92	22.56%	0.92%	0.92%	1.79%	68%	$2,606,365
Year Ended 12/31/2016	$9.91	(3.24%)	0.97%	0.96%	2.04%	50%	$2,317,135
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$13.06	9.78%	1.06%(c),(d)	1.06%(c),(d)	1.89%(c)	39%	$14,671
Year Ended 12/31/2020	$12.09	10.96%	1.05%	1.05%	1.33%	163%	$9,329
Year Ended 12/31/2019	$10.96	18.41%	1.04%	1.04%	2.45%	94%	$8,279
Year Ended 12/31/2018	$9.64	(16.69%)	1.08%	1.08%	1.99%	105%	$6,925
Year Ended 12/31/2017	$11.84	22.14%	1.17%	1.17%	1.50%	68%	$8,554
Year Ended 12/31/2016	$9.86	(3.44%)	1.22%	1.21%	1.85%	50%	$6,722

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Variable Portfolio – Partners International Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

16 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in

18 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

Futures
contracts
Risk exposure category	($)
Equity risk	1,014,689

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Futures
contracts
Risk exposure category	($)
Equity risk	(310,438)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)
Futures contracts — long	3,178,400*
Futures contracts — short	6,686,571**

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

**Based on the ending daily outstanding amounts for the six months ended June 30, 2021.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

20 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.77% of the Fund's average daily net assets.

Subadvisory agreements

The Investment Manager has entered into a Subadvisory Agreement with Schroder Investment Management North America Inc. (SIMNA Inc.) to serve as a subadviser to the Fund. Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA Inc., assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Subadvisory Agreement between SIMNA Inc. and SIMNA Ltd. Prior to May 1, 2021, AQR Capital Management, LLC served as a subadviser to the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board of Trustees. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual
through
April 30, 2022
Class 1	0.88%
Class 2	1.13

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
1,726,023,000	403,671,000	(7,931,000)	395,740,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration	No expiration
short-term ($)	long-term ($)	Total ($)
(30,030,875)	(30,439,298)	(60,470,173)

22 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $991,035,807 and $2,205,803,311, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	4,034,615	0.69	26

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	23

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Consumer discretionary sector risk

The Fund is more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Foreign securities and emerging market countries risk

Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.

Geographic focus risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors' debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK's departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

24 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	25

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

26 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners International Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and Schroder Investment Management North America Inc. and the sub-subadvisory agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited collectively, the Subadvisers and the subadvisory agreement and sub-subadvisory agreement, the Subadvisory Agreements), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	27

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.

28 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	29

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally, and the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

30 Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2021	31

Variable Portfolio – Partners International Core Equity Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3031 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

VARIABLE PORTFOLIO – PARTNERS

INTERNATIONAL GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	11
Statement of Changes in Net Assets ................................................................................................................................	12
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	24
Approval of Management and Subadvisory Agreements.........................................................................................................	24

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management

Walter Scott & Partners Limited

Roy Leckie

Charlie Macquaker

Jane Henderson

William Blair Investment Management, LLC

Alaina Anderson, CFA

Simon Fennell

Kenneth McAtamney

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	6.63	33.86	11.37	6.86
Class 2	05/07/10	6.45	33.50	11.11	6.60
MSCI EAFE Growth Index (Net)		6.81	30.97	12.47	7.76

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	4.0
Consumer Discretionary	11.7
Consumer Staples	5.3
Energy	3.4
Financials	6.3
Health Care	15.4
Industrials	27.6
Information Technology	18.7
Materials	4.3
Real Estate	2.0
Utilities	1.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at June 30, 2021)
Argentina	0.9
Australia	2.8
Canada	2.5
China	6.9
Denmark	7.0
Finland	1.5
France	12.4
Germany	4.6
Hong Kong	3.7
India	2.9
Ireland	2.4
Israel	0.2
Japan	11.1
Netherlands	3.9
New Zealand	0.5
Norway	0.7
Portugal	0.3
Singapore	0.5
Spain	1.9
Sweden	4.2
Switzerland	10.6
Taiwan	3.8
United Kingdom	12.2
United States(a)	2.5
Total	100.0

(a) Includes investments in Money Market Funds.

Country breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

4 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,066.30	1,020.38	4.56	4.46	0.89
Class 2	1,000.00	1,000.00	1,064.50	1,019.14	5.84	5.71	1.14

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.2%

Issuer	Shares	Value ($)
Argentina 0.9%
MercadoLibre, Inc.(a)	8,451	13,164,883
Australia 2.8%
Aristocrat Leisure Ltd.	664,347	21,446,810
Cochlear Ltd.	25,500	4,811,011
CSL Ltd.	73,804	15,784,353

Total		42,042,174

Canada 2.4%
Alimentation Couche-Tard, Inc., Class B	216,700	7,962,798
Canadian National Railway Co.	275,350	29,052,135

Total		37,014,933

China 6.9%
Alibaba Group Holding Ltd.(a)	901,220	25,553,046
Foshan Haitian Flavouring & Food Co., Ltd., Class A	457,550	9,120,720
Kweichow Moutai Co., Ltd., Class A	40,836	12,989,266
NetEase, Inc.	909,175	20,893,942
TAL Education Group, ADR(a)	267,889	6,758,839
Tencent Holdings Ltd.	349,100	26,284,615
WuXi Biologics Cayman, Inc.(a)	166,000	3,039,509
Total		104,639,937

Denmark 7.0%
Chr. Hansen Holding A/S	176,554	15,934,553
Coloplast A/S, Class B	138,409	22,724,432
DSV PANALPINA A/S	70,051	16,352,563
Novo Nordisk A/S, Class B	354,824	29,701,838
Novozymes AS, Class B	120,700	9,106,772
÷rsted AS	82,930	11,640,167

Total		105,460,325

Finland 1.5%
KONE OYJ, Class B	80,900	6,602,591
Neste OYJ	258,955	15,884,828

Total		22,487,419

Common Stocks (continued)

Issuer	Shares	Value ($)
France 12.3%
Air Liquide SA	39,800	6,978,932
Airbus Group SE(a)	258,189	33,268,387
Dassault Systemes	36,300	8,809,872
L'Oreal SA	59,384	26,520,530
LVMH Moet Hennessy Louis Vuitton SE	65,367	51,421,408
Safran SA	189,032	26,234,416
Sartorius Stedim Biotech	30,884	14,617,102
Teleperformance SA	30,119	12,231,016
TotalEnergies SE	137,200	6,215,407

Total		186,297,070

Germany 4.6%
Adidas AG	20,400	7,612,421
Infineon Technologies AG	592,181	23,819,446
Merck KGaA	27,023	5,185,072
Rational AG	15,392	13,944,797
SAP SE	53,900	7,570,781
TeamViewer AG(a)	292,357	10,980,040
Total		69,112,557

Hong Kong 3.7%
AIA Group Ltd.	2,518,000	31,237,247
CLP Holdings Ltd.	603,000	5,959,358
Hang Lung Properties Ltd.	2,855,000	6,924,198
Hong Kong & China Gas Co., Ltd.	1,423,075	2,209,643
Jardine Matheson Holdings Ltd.	139,700	8,929,554

Total		55,260,000

India 2.9%
Housing Development Finance Corp., Ltd.	605,294	20,200,568
Reliance Industries Ltd.	823,726	23,423,782
Reliance Industries Ltd.	41,368	829,544

Total		44,453,894

Ireland 2.4%
ICON PLC(a)	18,545	3,833,437
Kingspan Group PLC	206,362	19,330,451
Ryanair Holdings PLC, ADR(a)	116,497	12,606,140
Total		35,770,028

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Israel 0.2%
Wix.com Ltd.(a)	8,524	2,474,347
Japan 11.1%
Asahi Intecc Co., Ltd.	214,700	5,133,160
Daikin Industries Ltd.	128,200	23,890,043
FANUC Corp.	30,300	7,265,874
Hoya Corp.	178,000	23,544,124
Keyence Corp.	65,040	32,755,667
M3, Inc.	85,300	6,214,817
Makita Corp.	146,600	6,902,967
MISUMI Group, Inc.	125,600	4,250,524
Murata Manufacturing Co., Ltd.	96,400	7,343,259
Nihon M&A Center, Inc.	356,800	9,241,261
Shin-Etsu Chemical Co., Ltd.	46,500	7,777,622
SMC Corp.	40,900	24,196,226
Sysmex Corp.	71,600	8,494,247

Total		167,009,791

Netherlands 3.9%
Adyen NV(a)	8,743	21,440,731
ASML Holding NV	53,692	37,064,619

Total		58,505,350

New Zealand 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	362,046	7,876,100

Norway 0.7%

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 4.2%
Atlas Copco AB, Class A	380,308	23,354,097
Hexagon AB, Class B	1,676,080	24,833,426
Nibe Industrier AB, Class B	1,412,428	14,883,317

Total		63,070,840

Switzerland 10.6%
Givaudan SA	1,600	7,448,340
Kuehne & Nagel International AG	31,700	10,849,620
Lonza Group AG, Registered Shares	35,958	25,492,667
Nestlé SA, Registered Shares	57,500	7,167,207
Novartis AG, Registered Shares	73,000	6,659,541
Partners Group Holding AG	14,832	22,484,520
Roche Holding AG, Genusschein Shares	19,400	7,310,660
SGS SA, Registered Shares	2,170	6,699,799
Sika AG	48,401	15,858,005
Straumann Holding AG, Registered Shares	18,772	29,942,167
Temenos AG	82,941	13,334,810
VAT Group AG	19,200	6,385,135

Total		159,632,471

Taiwan 3.8%
Sea Ltd. ADR(a)	45,768	12,567,893
Taiwan Semiconductor Manufacturing Co., Ltd.	1,421,000	30,605,544
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	14,178,880

Total		57,352,317

Tomra Systems ASA	205,938	11,368,732

Portugal 0.3%
Galp Energia SGPS SA	421,000	4,577,392

Singapore 0.5%
Ascendas Real Estate Investment Trust	3,165,024	6,955,206

Spain 1.9%
Amadeus IT Group SA, Class A(a)	291,311	20,536,445
Industria de Diseno Textil SA	250,500	8,844,358

Total		29,380,803

United Kingdom 12.2%
Ashtead Group PLC	347,372	25,819,566
Atlassian Corp. PLC, Class A(a)	39,039	10,027,558
Compass Group PLC(a)	859,369	18,105,113
Diageo PLC	182,400	8,742,164
Experian PLC	660,750	25,511,010
Halma PLC	293,012	10,916,237
Intertek Group PLC	65,504	5,013,308
London Stock Exchange Group PLC	176,678	19,524,772
Reckitt Benckiser Group PLC	71,600	6,325,875
Rentokil Initial PLC	1,553,693	10,641,530
Segro PLC	1,047,163	15,852,247
Smith & Nephew PLC	321,700	6,976,785
Spirax-Sarco Engineering PLC	70,585	13,294,463
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trainline PLC(a)	1,703,349	6,917,929
Total		183,668,557

United States 0.9%
lululemon athletica, Inc.(a)	35,861	13,088,189
Total Common Stocks
(Cost $1,177,936,002)		1,480,663,315

Money Market Funds 1.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	24,160,804	24,158,388
Total Money Market Funds
(Cost $24,158,388)		24,158,388

Total Investments in Securities
(Cost $1,202,094,390)		1,504,821,703

Other Assets & Liabilities, Net		2,278,461

Net Assets		$1,507,100,164

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	14,557,976	486,899,473	(477,299,061)	—	24,158,388	—	12,392	24,160,804

Abbreviation Legend

ADR American Depositary Receipt

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	13,164,883	—	—	13,164,883
Australia	—	42,042,174	—	42,042,174
Canada	37,014,933	—	—	37,014,933
China	6,758,839	97,881,098	—	104,639,937
Denmark	—	105,460,325	—	105,460,325
Finland	—	22,487,419	—	22,487,419
France	—	186,297,070	—	186,297,070
Germany	—	69,112,557	—	69,112,557
Hong Kong	—	55,260,000	—	55,260,000
India	—	44,453,894	—	44,453,894
Ireland	16,439,577	19,330,451	—	35,770,028
Israel	2,474,347	—	—	2,474,347
Japan	—	167,009,791	—	167,009,791
Netherlands	—	58,505,350	—	58,505,350
New Zealand	—	7,876,100	—	7,876,100
Norway	—	11,368,732	—	11,368,732
Portugal	—	4,577,392	—	4,577,392
Singapore	—	6,955,206	—	6,955,206
Spain	—	29,380,803	—	29,380,803
Sweden	—	63,070,840	—	63,070,840
Switzerland	—	159,632,471	—	159,632,471
Taiwan	26,746,773	30,605,544	—	57,352,317
United Kingdom	10,027,558	173,640,999	—	183,668,557
United States	13,088,189	—	—	13,088,189
Total Common Stocks	125,715,099	1,354,948,216	—	1,480,663,315
Money Market Funds	24,158,388	—	—	24,158,388
Total Investments in Securities	149,873,487	1,354,948,216	—	1,504,821,703

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $1,177,936,002)	$1,480,663,315
Affiliated issuers (cost $24,158,388)	24,158,388
Foreign currency (cost $187,926)	184,837
Receivable for:
Investments sold	8,786,787
Capital shares sold	522
Dividends	710,457
Foreign tax reclaims	3,197,509
Expense reimbursement due from Investment Manager	1,111
Prepaid expenses	18,636
Total assets	1,517,721,562
Liabilities
Payable for:
Investments purchased	9,952,462
Capital shares purchased	85,151
Foreign capital gains taxes deferred	389,562
Management services fees	34,716
Distribution and/or service fees	341
Service fees	2,701
Compensation of board members	139,852
Compensation of chief compliance officer	144
Other expenses	16,469
Total liabilities	10,621,398
Net assets applicable to outstanding capital stock	$1,507,100,164

Represented by
Paid in capital	1,118,926,497
Total distributable earnings (loss)	388,173,667
Total - representing net assets applicable to outstanding capital stock	$1,507,100,164

Class 1
Net assets	$1,455,576,386
Shares outstanding	103,177,705
Net asset value per share	$14.11
Class 2
Net assets	$51,523,778
Shares outstanding	3,680,522
Net asset value per share	$14.00

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$10,778,105
Dividends — affiliated issuers	12,392
Interfund lending	308
Foreign taxes withheld	(1,295,984)
Total income	9,494,821
Expenses:
Management services fees	6,220,823
Distribution and/or service fees
Class 2	59,758
Service fees	15,110
Compensation of board members	36,065
Custodian fees	74,990
Printing and postage fees	5,932
Audit fees	31,998
Legal fees	10,479
Compensation of chief compliance officer	133
Other	3,129
Total expenses	6,458,417
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(69,843)
Total net expenses	6,388,574
Net investment income	3,106,247
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	88,793,558
Foreign currency translations	(456,851)
Net realized gain	88,336,707
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(18,983,654)
Foreign currency translations	(108,590)
Foreign capital gains tax	127,007
Net change in unrealized appreciation (depreciation)	(18,965,237)
Net realized and unrealized gain	69,371,470
Net increase in net assets resulting from operations	$72,477,717

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$3,106,247	$1,516,628
Net realized gain	88,336,707	62,936,497
Net change in unrealized appreciation (depreciation)	(18,965,237)	157,133,009
Net increase in net assets resulting from operations	72,477,717	221,586,134
Distributions to shareholders
Net investment income and net realized gains
Class 1	(66,545,822)	(13,141,970)
Class 2	(2,343,808)	(418,968)
Total distributions to shareholders	(68,889,630)	(13,560,938)
Increase (decrease) in net assets from capital stock activity	324,965,366	(122,700,752)
Total increase in net assets	328,553,453	85,324,444
Net assets at beginning of period	1,178,546,711	1,093,222,267
Net assets at end of period	$1,507,100,164	$1,178,546,711
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	29,424,390	427,415,210	12,580,730	138,479,225
Distributions reinvested	4,675,920	66,545,822	1,228,639	13,141,970
Redemptions	(12,728,818)	(175,315,981)	(24,277,658)	(275,956,167)
Net increase (decrease)	21,371,492	318,645,051	(10,468,289)	(124,334,972)
Class 2
Subscriptions	389,779	5,507,311	488,661	5,511,045
Distributions reinvested	165,874	2,343,808	38,819	418,968
Redemptions	(108,032)	(1,530,804)	(391,493)	(4,295,793)
Net increase	447,621	6,320,315	135,987	1,634,220
Total net increase (decrease)	21,819,113	324,965,366	(10,332,302)	(122,700,752)

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

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Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$13.86	0.03	0.89	0.92	(0.01)	(0.66)	(0.67)
Year Ended 12/31/2020	$11.46	0.02	2.53	2.55	(0.03)	(0.12)	(0.15)
Year Ended 12/31/2019	$9.46	0.10	2.38	2.48	(0.12)	(0.36)	(0.48)
Year Ended 12/31/2018	$12.29	0.11	(2.35)	(2.24)	(0.12)	(0.47)	(0.59)
Year Ended 12/31/2017	$10.70	0.11	2.65	2.76	(0.09)	(1.08)	(1.17)
Year Ended 12/31/2016	$11.36	0.15	(0.54)	(0.39)	(0.15)	(0.12)	(0.27)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$13.77	0.01	0.88	0.89	—	(0.66)	(0.66)
Year Ended 12/31/2020	$11.40	(0.01)	2.51	2.50	(0.01)	(0.12)	(0.13)
Year Ended 12/31/2019	$9.42	0.07	2.37	2.44	(0.10)	(0.36)	(0.46)
Year Ended 12/31/2018	$12.24	0.07	(2.32)	(2.25)	(0.10)	(0.47)	(0.57)
Year Ended 12/31/2017	$10.66	0.08	2.64	2.72	(0.06)	(1.08)	(1.14)
Year Ended 12/31/2016	$11.32	0.12	(0.53)	(0.41)	(0.13)	(0.12)	(0.25)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interfund lending expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$14.11	6.63%	0.90%(c)	0.89%(c)	0.44%(c)	20%	$1,455,576
Year Ended 12/31/2020	$13.86	22.62%	0.93%(d)	0.92%(d)	0.15%	73%	$1,134,033
Year Ended 12/31/2019	$11.46	26.70%	0.93%	0.92%	0.92%	113%	$1,057,916
Year Ended 12/31/2018	$9.46	(18.95%)	0.91%	0.91%	0.92%	19%	$793,614
Year Ended 12/31/2017	$12.29	26.87%	0.95%	0.95%	0.93%	22%	$1,682,196
Year Ended 12/31/2016	$10.70	(3.47%)	0.96%	0.96%	1.37%	94%	$2,270,612
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$14.00	6.45%	1.15%(c)	1.14%(c)	0.16%(c)	20%	$51,524
Year Ended 12/31/2020	$13.77	22.30%	1.18%(d)	1.17%(d)	(0.10%)	73%	$44,514
Year Ended 12/31/2019	$11.40	26.36%	1.18%	1.17%	0.67%	113%	$35,306
Year Ended 12/31/2018	$9.42	(19.10%)	1.17%	1.17%	0.64%	19%	$29,694
Year Ended 12/31/2017	$12.24	26.56%	1.20%	1.20%	0.67%	22%	$33,356
Year Ended 12/31/2016	$10.66	(3.66%)	1.21%	1.21%	1.11%	94%	$21,570

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Variable Portfolio – Partners International Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.92% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.87% of the Fund's average daily net assets.

18 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Subadvisory agreements

The Investment Manager has entered into Subadvisory Agreements with Walter Scott & Partners Limited and William Blair Investment Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board of Trustees. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	May 1,	2021
	through		Prior to
	April 30,	2022	May 1, 2021
Class 1		0.87%	0.92%
Class 2		1.12	1.17

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
1,202,094,000	324,084,000	(21,356,000)	302,728,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $525,280,023 and $278,205,285, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate

20 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund's activity in the Interfund Program during the six months ended June 30, 2021 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Lender	4,000,000	0.69	4

Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Foreign securities and emerging market countries risk

Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.

Geographic focus risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors' debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK's departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

Industrials sector risk

The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

22 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	23

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners International Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Walter Scott

&Partners Limited and William Blair Investment Management, LLC (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal

24 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	25

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

26 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally, and the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into

Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021	27

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

28 Variable Portfolio – Partners International Growth Fund | Semiannual Report 2021

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Variable Portfolio – Partners International Growth Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-3036 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

COLUMBIA VARIABLE PORTFOLIO – INTERMEDIATE BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	36
Statement of Operations................................................................................................................................................	38
Statement of Changes in Net Assets ................................................................................................................................	39
Financial Highlights.......................................................................................................................................................	40
Notes to Financial Statements .......................................................................................................................................	42
Liquidity Risk Management Program .................................................................................................................................	59
Approval of Management Agreement ................................................................................................................................	59

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/ investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

Portfolio management

Jason Callan

Lead Portfolio Manager Managed Fund since 2016

Gene Tannuzzo, CFA Portfolio Manager Managed Fund since 2017

Alex Christensen, CFA

Portfolio Manager

Managed Fund since March 2021

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	0.43	6.10	4.95	4.57
Class 2	05/03/10	0.35	5.89	4.71	4.31
Class 3	10/13/81	0.43	6.07	4.85	4.44
Bloomberg Barclays
U.S. Aggregate Bond Index		-1.60	-0.33	3.03	3.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The "Bloomberg Barclays" indices will be re-branded as the "Bloomberg" indices effective August 24, 2021.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	13.8
Commercial Mortgage-Backed Securities - Agency	1.5
Commercial Mortgage-Backed Securities - Non-Agency	6.8
Convertible Bonds	0.1
Corporate Bonds & Notes	25.5
Foreign Government Obligations	3.5
Money Market Funds	2.5
Options Purchased Puts	0.5
Residential Mortgage-Backed Securities - Agency	19.0
Residential Mortgage-Backed Securities - Non-Agency	26.0
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.8
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Quality breakdown (%) (at June 30, 2021)
AAA rating	25.3
AA rating	7.0
A rating	10.6
BBB rating	23.7
BB rating	9.4
B rating	5.8
CCC rating	1.9
Not rated	16.3
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Market exposure through derivatives investments (% of notional exposure) (at June 30, 2021)(a)

	Long	Short	Net
Fixed Income Derivative Contracts	355.1	(253.2)	101.9
Foreign Currency Derivative Contracts	—	(1.9)	(1.9)
Total Notional Market Value of Derivative
Contracts	355.1	(255.1)	100.0

(a)The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,004.30	1,022.36	2.44	2.46	0.49
Class 2	1,000.00	1,000.00	1,003.50	1,021.12	3.68	3.71	0.74
Class 3	1,000.00	1,000.00	1,004.30	1,021.77	3.03	3.06	0.61

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Agency 0.0%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	211,190	224,687

Total Asset-Backed Securities — Agency
(Cost $214,627)			224,687

Asset-Backed Securities — Non-Agency 15.6%
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-3 Class D
06/15/2026	2.400%	11,440,000	11,782,610
Subordinated Series 2021-1 Class D
03/15/2027	1.140%	4,950,000	4,935,519
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class C
3-month USD LIBOR + 2.700%
Floor 2.700%
07/24/2031	2.876%	5,250,000	5,252,074
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class D
3-month USD LIBOR + 3.500%
Floor 3.500%
01/15/2033	3.736%	5,250,000	5,267,619
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350%
01/15/2030	1.534%	18,020,000	18,001,439
Avant Loans Funding Trust(a)
Series 2020-REV1 Class A
05/15/2029	2.170%	19,483,000	19,512,262
Series 2020-REV1 Class B
05/15/2029	2.680%	11,550,000	11,607,570
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400%
04/23/2031	1.573%	22,300,000	22,241,173
Series 2020-3A Class D
3-month USD LIBOR + 3.750%
Floor 3.750%
10/23/2032	4.009%	12,000,000	12,026,880
Series 2020-4A Class D
3-month USD LIBOR + 4.250%
Floor 4.250%
10/20/2033	4.411%	7,000,000	7,086,541
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.220%
08/14/2030	1.374%	5,946,835	5,946,835

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400%
01/20/2030	1.588%	12,000,000	11,899,596
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000%
Floor 4.000%
10/25/2031	4.174%	11,675,000	11,699,961
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600%
04/30/2031	1.786%	21,000,000	20,967,051
Consumer Lending Receivables Trust(a)
Series 2019-A Class B
04/15/2026	4.010%	3,572,377	3,589,175
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	730,285	731,590
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	837,137	838,025
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350%
Floor 1.350%
05/15/2031	1.506%	14,617,500	14,617,822
Series 2020-83A Class D
3-month USD LIBOR + 3.500%
Floor 3.500%
01/18/2032	3.737%	8,000,000	8,025,032
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	10,000,000	10,289,836
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	1,600,056	1,619,043
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	5,390,458	5,435,163
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	4,225,000	4,374,971
Subordinated Series 2020-3A Class D
05/15/2026	2.270%	7,330,000	7,510,638
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,400,000	1,405,198

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350%
01/18/2031	1.540%	10,000,000	9,971,610
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	5,987,974	6,117,719
Series 2019-2 Class A
08/15/2025	4.000%	7,595,683	7,734,236
Series 2019-3 Class A
10/15/2025	3.750%	8,590,941	8,738,354
Series 2019-7 Class A
01/15/2027	3.750%	8,348,571	8,454,233
Series 2020-1 Class A
01/16/2046	3.500%	8,710,976	8,807,026
Series 2020-2 Class A
02/15/2046	3.600%	5,714,553	5,776,788
Series 2020-T1 Class A
02/15/2046	3.500%	10,221,352	10,253,874
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	93,000	2,772,330
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	27,527,858	27,631,085
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	2,385,668	2,391,197
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600%
Floor 3.600%
01/15/2033	3.838%	9,750,000	9,763,757
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.000%
Floor 4.000%
01/19/2034	4.246%	13,175,000	13,409,041
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750%
10/20/2029	1.938%	20,000,000	20,000,580
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350%
04/20/2030	1.538%	11,300,000	11,242,890
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	11,155,450

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2020-2A Class D
09/16/2030	4.650%	4,145,000	4,390,018
Series 2021-1A Class A
06/16/2031	0.600%	5,222,142	5,225,341
Series 2021-1A Class B
06/16/2031	1.000%	7,100,000	7,109,829
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	4,375,514	4,394,095
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	7,300,000	7,465,095
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400%
Floor 1.400%
01/20/2031	1.588%	20,375,000	20,245,130
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450%
Floor 1.450%
01/22/2030	1.634%	45,625,000	45,627,372
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	27,539,636
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	3,078,717
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250%
10/22/2030	7.434%	1,962,500	1,943,742
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150%
01/20/2031	1.338%	39,400,000	39,326,558
Series 2017-21A Class A2
3-month USD LIBOR + 1.450%
01/20/2031	1.638%	20,000,000	19,878,840
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class A
06/15/2026	3.690%	3,403,345	3,437,378
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	1,497,197	1,499,938
Series 2019-3 Class A
11/16/2026	3.821%	7,991,780	8,091,350
Series 2020-3 Class B
05/17/2027	3.220%	13,000,000	13,300,023
Series 2021-1 Class A
11/15/2027	1.180%	13,912,214	13,946,908
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	2,710,058	2,715,417
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	23,920	23,920
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	499,645	499,761
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	6,154,110	6,184,881
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120%
Floor 1.120%
04/20/2034	2.000%	11,000,000	11,009,900
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400%
Floor 1.400%
01/15/2030	1.584%	28,000,000	28,001,092
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	159,893	160,188
SoFi Consumer Loan Program Trust(a)
Series 2019-2 Class A
04/25/2028	3.010%	346,389	347,228
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370%
Floor 1.370%
01/15/2030	1.554%	11,171,429	11,137,624
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	9,256,749	9,304,808
Series 2020-1A Class B
10/15/2026	3.950%	5,750,000	5,894,406
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	9,375,815	9,498,736
Series 2021-ST1 Class A
02/20/2027	2.750%	13,035,210	13,147,255

Total Asset-Backed Securities — Non-Agency
(Cost $712,575,934)			715,308,979

Commercial Mortgage-Backed Securities - Agency 1.7%
Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	52,500,000	56,299,052

Commercial Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	10,976,619	11,672,693
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.600%	163,534,191	9,984,597

Total Commercial Mortgage-Backed Securities - Agency
(Cost $76,841,416)			77,956,342

Commercial Mortgage-Backed Securities - Non-Agency 7.6%
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,213,817	2,338,022
BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	5,907,615
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851%
Floor 0.850%
09/15/2034	0.923%	7,220,000	7,222,264
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250%
Floor 2.250%
10/15/2037	2.323%	10,581,000	9,684,643
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950%
Floor 2.950%
10/15/2037	3.023%	3,950,000	3,615,746
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540%
Floor 2.540%
10/15/2034	2.613%	6,800,000	6,648,464
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840%
Floor 1.840%
10/15/2034	1.913%	3,050,000	3,042,343
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400%
Floor 2.400%
06/15/2035	2.473%	6,310,000	5,874,283
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800%
Floor 1.925%
06/15/2035	1.873%	6,950,000	6,744,099

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920%
Floor 2.920%
05/15/2035	2.993%	1,500,000	1,494,380
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400%
Floor 1.200%
11/15/2036	1.473%	5,600,000	5,605,255
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500%
Floor 1.350%
11/15/2036	1.573%	18,000,000	18,022,491
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129%
Floor 1.129%
11/15/2038	1.202%	11,400,000	11,417,833
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721%
Floor 2.721%
11/15/2038	2.794%	14,900,000	14,806,870
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493%
Floor 3.333%
11/15/2023	3.565%	3,096,420	3,129,322
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	10,607,189
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741%
Floor 3.741%
11/15/2036	3.814%	3,800,000	3,809,497
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	16,959,060
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	4,030,302
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	17,077,287
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	17,500,000	13,360,319
Extended Stay America Trust(a),(b),(h)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250%
Floor 2.250%
07/15/2038	2.325%	10,000,000	10,071,846

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	4,493,408
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	11,022,274
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	12,896,403
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200%
Floor 2.200%
01/15/2026	2.273%	6,600,000	6,665,976
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750%
Floor 2.750%
01/15/2026	2.823%	4,150,000	4,196,670
Progress Residential 2020-SFR3 Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	8,005,000	7,973,132
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	20,247,081
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,185,000	12,111,197
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,826,875
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,774,294
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	6,262,474
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100%
Floor 2.100%
03/15/2036	2.173%	8,890,307	8,868,092
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150%
Floor 1.150%
05/15/2038	1.251%	32,000,000	32,040,330
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250%
Floor 1.250%
02/15/2032	1.323%	10,469,000	10,511,144
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900%
Floor 3.200%
02/15/2032	2.973%	12,509,000	12,242,367
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200%
Floor 1.200%
05/15/2031	1.300%	6,250,000	6,265,627
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325%
Floor 1.200%
12/15/2034	1.398%	9,000,000	8,960,028

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $346,533,449)			350,826,502

Convertible Bonds 0.1%
Banking 0.1%
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	2,910,000	3,080,543

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	863,000	880,691

Total Convertible Bonds
(Cost $3,734,142)			3,961,234

Corporate Bonds & Notes 28.8%
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
10/15/2022	6.000%	425,000	425,631
12/01/2024	7.500%	1,211,000	1,267,302
04/15/2027	7.875%	1,135,000	1,176,590
Northrop Grumman Corp.
01/15/2028	3.250%	9,895,000	10,799,149
TransDigm, Inc.(a)
12/15/2025	8.000%	876,000	946,330
03/15/2026	6.250%	5,574,000	5,879,501
01/15/2029	4.625%	157,000	157,483
05/01/2029	4.875%	1,779,000	1,797,662
TransDigm, Inc.
06/15/2026	6.375%	2,176,000	2,252,643
11/15/2027	5.500%	965,000	1,006,206
United Technologies Corp.
11/16/2028	4.125%	4,490,000	5,171,473

Total			30,879,970

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,467,000	2,619,064
04/20/2029	5.750%	376,779	407,457
Delta Air Lines, Inc.
01/15/2026	7.375%	816,000	957,710
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	866,736	930,249
United Airlines, Inc.(a)
04/15/2026	4.375%	631,000	653,233
04/15/2029	4.625%	706,000	731,271

Total			6,298,984

Automotive 0.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	971,000	1,001,377
Clarios Global LP(a)
05/15/2025	6.750%	255,000	272,069
Ford Motor Co.
04/22/2025	9.000%	958,000	1,180,510
07/16/2031	7.450%	729,000	960,050
Ford Motor Credit Co. LLC
03/18/2024	5.584%	2,061,000	2,257,320
09/08/2024	3.664%	2,048,000	2,146,440
06/16/2025	5.125%	419,000	461,281
11/13/2025	3.375%	2,198,000	2,279,234
01/09/2027	4.271%	934,000	1,000,414
08/17/2027	4.125%	607,000	644,247
02/16/2028	2.900%	668,000	666,548
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	1,099,000	1,148,560
IAA Spinco, Inc.(a)
06/15/2027	5.500%	1,555,000	1,631,850
IHO Verwaltungs GmbH(a),(j)
09/15/2026	4.750%	635,000	651,682
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	4,253,000	4,363,273
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	2,021,000	2,152,514
05/15/2027	8.500%	1,231,000	1,341,872
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	357,000	370,262
Tenneco, Inc.(a)
01/15/2029	7.875%	1,211,000	1,367,514
04/15/2029	5.125%	681,000	700,555

Total			26,597,572

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Banking 3.1%
Bank of America Corp.(i)
07/23/2031	1.898%	34,645,000	33,617,164
Citigroup, Inc.(i)
06/03/2031	2.572%	6,120,000	6,289,444
05/01/2032	2.561%	9,561,000	9,740,355
Goldman Sachs Group, Inc. (The)(i)
05/01/2029	4.223%	11,220,000	12,809,536
HSBC Holdings PLC(i)
05/24/2032	2.804%	16,280,000	16,711,361
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	10,706,000	11,225,480
04/22/2032	2.580%	37,705,000	38,737,724
Morgan Stanley(i)
04/28/2032	1.928%	5,907,000	5,744,995
Wells Fargo & Co.(i)
02/11/2031	2.572%	6,205,000	6,423,244

Total			141,299,303

Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	514,000	530,569
Hightower Holding LLC(a)
04/15/2029	6.750%	1,177,000	1,200,504
NFP Corp.(a)
08/15/2028	4.875%	1,137,000	1,155,661
08/15/2028	6.875%	2,571,000	2,716,410

Total			5,603,144

Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	742,000	760,071
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	1,217,000	1,276,385
05/15/2029	4.125%	839,000	834,943
Cemex SAB de CV(a)
11/19/2029	5.450%	7,663,000	8,430,521
Core & Main LP(a)
08/15/2025	6.125%	1,711,000	1,745,220
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	552,000	571,994
Interface, Inc.(a)
12/01/2028	5.500%	426,000	446,133
SRS Distribution, Inc.(a)
07/01/2028	4.625%	653,000	667,965
07/01/2029	6.125%	1,270,000	1,310,028

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	839,000	895,017

Total			16,938,277

Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	1,112,000	1,149,369
05/01/2027	5.125%	1,430,000	1,499,699
03/01/2030	4.750%	1,837,000	1,941,127
08/15/2030	4.500%	3,215,000	3,353,608
02/01/2031	4.250%	834,000	850,009
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,013,000	1,048,694
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	5,410,103
03/01/2050	4.800%	9,411,000	10,842,470
04/01/2061	3.850%	983,000	966,293
12/01/2061	4.400%	407,000	437,750
CSC Holdings LLC
06/01/2024	5.250%	1,776,000	1,925,088
CSC Holdings LLC(a)
02/01/2028	5.375%	1,434,000	1,515,646
01/15/2030	5.750%	1,311,000	1,363,840
12/01/2030	4.125%	2,663,000	2,654,034
12/01/2030	4.625%	768,000	753,293
02/15/2031	3.375%	809,000	764,227
11/15/2031	5.000%	468,000	470,501
DISH DBS Corp.
07/01/2026	7.750%	1,701,000	1,925,500
DISH DBS Corp.(a)
06/01/2029	5.125%	2,411,000	2,382,913
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	344,000	355,982
09/15/2028	6.500%	1,403,000	1,473,653
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	2,329,000	2,391,359
08/01/2027	5.000%	704,000	739,285
07/01/2030	4.125%	483,000	488,632
Videotron Ltd.(a)
06/15/2029	3.625%	741,000	751,831
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,218,000	1,227,928
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	2,262,000	2,335,887
05/15/2029	5.500%	1,029,000	1,105,853
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,193,000	1,220,294
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	772,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	11

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	522,000	542,459
01/15/2030	4.875%	1,527,000	1,566,544

Total			56,226,635

Chemicals 0.3%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	709,000	693,047
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,009,000	1,057,831
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,329,000	1,355,644
Herens Holdco Sarl(a)
05/15/2028	4.750%	867,000	863,606
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	786,000	877,419
INEOS Group Holdings SA(a)
08/01/2024	5.625%	769,000	771,679
Ingevity Corp.(a)
11/01/2028	3.875%	747,000	745,432
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	972,000	1,050,570
Iris Holdings, Inc.(a),(j)
02/15/2026	8.750%	586,000	597,720
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	314,000	326,666
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	705,000	712,112
PQ Corp.(a)
12/15/2025	5.750%	684,000	701,671
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	2,210,000	2,342,600
WR Grace & Co.(a)
06/15/2027	4.875%	1,106,000	1,172,251

Total			13,268,248

Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,621,000	1,593,610
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	311,073
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	733,000	764,911
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	406,000	417,827

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	605,977
05/15/2027	5.500%	939,000	994,679

Total			4,688,077

Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	441,000	442,640
09/01/2023	7.625%	336,000	345,207
11/01/2024	8.500%	511,000	534,496
Arches Buyer, Inc.(a)
12/01/2028	6.125%	200,000	206,733
Staples, Inc.(a)
04/15/2026	7.500%	710,000	735,635
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,478,000	1,594,799
01/15/2028	6.250%	445,000	479,307

Total			4,338,817

Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	720,000	771,402
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	907,000	908,302
Mattel, Inc.(a)
12/31/2025	6.750%	189,000	198,569
04/01/2026	3.375%	485,000	502,794
12/15/2027	5.875%	690,000	752,290
04/01/2029	3.750%	1,501,000	1,560,547
Newell Brands, Inc.
06/01/2025	4.875%	796,000	881,964
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	496,887
04/01/2031	3.750%	517,000	499,457
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	473,824

Total			7,046,036

Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	2,328,000	2,390,570
Carrier Global Corp.
04/05/2040	3.377%	7,588,000	7,984,843
04/05/2050	3.577%	2,410,000	2,558,134
CFX Escrow Corp.(a)
02/15/2026	6.375%	758,000	801,412
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,883,000	1,974,615

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2028	4.125%	488,000	492,797
06/30/2029	5.875%	1,564,000	1,591,470
Resideo Funding, Inc.(a)
11/01/2026	6.125%	900,000	949,273
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	607,000	651,054
Vertical Holdco GmbH(a)
07/15/2028	7.625%	317,000	343,684
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	729,000	767,934
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	366,865
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,303,000	3,569,834
06/15/2028	7.250%	543,000	604,673

Total			25,047,158

Electric 2.9%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	7,036,679
Appalachian Power Co.
05/15/2044	4.400%	6,365,000	7,540,674
Calpine Corp.(a)
06/01/2026	5.250%	297,000	305,483
02/15/2028	4.500%	1,933,000	1,971,225
03/15/2028	5.125%	642,000	652,678
02/01/2031	5.000%	205,000	203,894
Clearway Energy Operating LLC
09/15/2026	5.000%	1,863,000	1,914,833
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,402,000	1,470,861
02/15/2031	3.750%	2,966,000	2,941,055
CMS Energy Corp.
03/01/2024	3.875%	1,079,000	1,156,678
11/15/2025	3.600%	585,000	638,322
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	2,505,000	2,811,159
DTE Energy Co.
10/01/2026	2.850%	18,977,000	20,230,172
Emera US Finance LP
06/15/2046	4.750%	13,116,000	15,654,765
Eversource Energy
01/15/2028	3.300%	6,983,000	7,624,769
Georgia Power Co.
03/15/2042	4.300%	2,815,000	3,334,700
Leeward Renewable Energy Operations LLC(a),(h)
07/01/2029	4.250%	391,000	397,276

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,020,000	2,130,140
09/15/2027	4.500%	598,000	647,958
NRG Energy, Inc.
01/15/2027	6.625%	504,000	521,751
NRG Energy, Inc.(a)
02/15/2029	3.375%	585,000	572,969
06/15/2029	5.250%	2,455,000	2,614,027
02/15/2031	3.625%	1,377,000	1,352,312
Pacific Gas and Electric Co.
07/01/2050	4.950%	14,610,000	15,049,136
PacifiCorp
02/15/2050	4.150%	3,910,000	4,747,671
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	289,000	299,148
PG&E Corp.
07/01/2028	5.000%	175,000	177,093
07/01/2030	5.250%	323,000	327,355
Southern Co. (The)
07/01/2046	4.400%	5,365,000	6,294,206
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	249,000	263,646
01/15/2030	4.750%	981,000	1,007,568
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	475,000	493,609
07/31/2027	5.000%	1,447,000	1,485,440
05/01/2029	4.375%	889,000	893,690
Xcel Energy, Inc.
06/15/2028	4.000%	3,716,000	4,228,065
12/01/2029	2.600%	3,308,000	3,450,050
06/01/2030	3.400%	11,830,000	12,998,792

Total			135,439,849

Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	584,000	608,060
08/01/2025	3.750%	2,602,000	2,673,125
12/15/2026	5.125%	874,000	924,519
08/01/2028	4.000%	612,000	604,828
09/01/2028	3.500%	962,000	962,031
06/15/2029	4.750%	1,477,000	1,534,721
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,944,000	2,007,641

Total			9,314,925

Finance Companies 0.7%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	20,930,000	25,138,349
Global Aircraft Leasing Co., Ltd.(a),(j)
09/15/2024	6.500%	488,584	490,003
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	13

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Navient Corp.
06/15/2022	6.500%	1,347,000	1,404,588
01/25/2023	5.500%	494,000	520,824
06/15/2026	6.750%	228,000	254,454
03/15/2028	4.875%	540,000	542,822
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,329,000	1,350,320
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	957,772
03/01/2031	3.875%	734,000	739,702
SLM Corp.
10/29/2025	4.200%	529,000	568,561
Springleaf Finance Corp.
03/15/2024	6.125%	996,000	1,072,169
03/15/2025	6.875%	465,000	524,741

Total			33,564,305

Food and Beverage 1.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	25,166,000	31,832,743
Bacardi Ltd.(a)
05/15/2048	5.300%	12,480,000	16,220,364
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,761,000	2,847,755
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,438,405
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	550,799
12/01/2031	3.750%	715,000	729,651
Kraft Heinz Foods Co.
06/01/2046	4.375%	12,719,000	14,414,648
Pilgrim's Pride Corp.(a)
09/30/2027	5.875%	971,000	1,035,601
04/15/2031	4.250%	2,866,000	2,970,829
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,645,000	2,770,044
04/15/2030	4.625%	733,000	745,996
09/15/2031	4.500%	1,630,000	1,626,938
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	889,000	889,177
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	618,000	623,812
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	866,000	871,999
US Foods, Inc.(a)
04/15/2025	6.250%	1,113,000	1,180,900
02/15/2029	4.750%	1,220,000	1,244,339

Total			82,994,000

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Gaming 0.5%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,458,000	1,515,800
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,625,000	1,645,908
CCM Merger, Inc.(a)
05/01/2026	6.375%	290,000	304,739
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	878,000	925,192
07/01/2025	6.250%	2,923,000	3,100,493
07/01/2027	8.125%	1,373,000	1,527,910
International Game Technology PLC(a)
02/15/2025	6.500%	489,000	547,130
04/15/2026	4.125%	577,000	600,897
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	905,000	966,569
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	986,000	1,053,036
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,198,000	1,200,054
Penn National Gaming, Inc.(a),(h)
07/01/2029	4.125%	730,000	729,172
Scientific Games International, Inc.(a)
10/15/2025	5.000%	4,097,000	4,229,346
11/15/2029	7.250%	1,255,000	1,415,617
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	1,038,000	1,063,581
12/01/2026	4.250%	770,000	800,413
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	334,717
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	518,000	558,130

Total			22,518,704

Health Care 1.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	636,000	680,673
04/15/2029	5.000%	1,073,000	1,123,884
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,043,000	1,100,740
Becton Dickinson and Co.
06/06/2024	3.363%	4,750,000	5,088,812
02/11/2031	1.957%	5,580,000	5,444,541
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	321,000	311,116
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	423,000	428,595
03/15/2031	4.000%	338,000	351,189

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	943,000	996,711
03/15/2026	8.000%	843,000	908,428
03/15/2027	5.625%	279,000	297,725
04/15/2029	6.875%	848,000	890,480
04/01/2030	6.125%	616,000	625,230
CVS Health Corp.
03/25/2048	5.050%	9,535,000	12,399,914
Encompass Health Corp.
02/01/2028	4.500%	484,000	502,151
HCA, Inc.
02/01/2025	5.375%	2,573,000	2,902,178
09/01/2028	5.625%	501,000	594,237
02/01/2029	5.875%	1,786,000	2,157,454
09/01/2030	3.500%	1,091,000	1,161,573
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	546,000	568,756
Hologic, Inc.(a)
02/15/2029	3.250%	374,000	371,973
Indigo Merger Sub, Inc.(a),(h)
07/15/2026	2.875%	554,000	562,762
IQVIA, Inc.(a)
10/15/2026	5.000%	2,032,000	2,102,517
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	3,076,000	3,234,910
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	227,000	243,644
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	899,000	939,045
Select Medical Corp.(a)
08/15/2026	6.250%	3,671,000	3,910,526
Syneos Health, Inc.(a)
01/15/2029	3.625%	345,000	341,395
Teleflex, Inc.(a)
06/01/2028	4.250%	479,000	499,392
Tenet Healthcare Corp.
07/15/2024	4.625%	2,532,000	2,569,102
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	803,000	866,321
01/01/2026	4.875%	495,000	512,750
02/01/2027	6.250%	1,138,000	1,189,160
11/01/2027	5.125%	1,188,000	1,244,943
10/01/2028	6.125%	1,589,000	1,690,793
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	539,000	557,101

Total			59,370,721

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Healthcare Insurance 0.1%
Centene Corp.(a)
06/01/2026	5.375%	248,000	259,154
08/15/2026	5.375%	358,000	374,146
Centene Corp.
12/15/2027	4.250%	480,000	506,366
12/15/2029	4.625%	1,515,000	1,667,741
10/15/2030	3.000%	1,665,000	1,711,177

Total			4,518,584

Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	607,000	692,174
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,220,000	1,262,482
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	159,000	163,316
04/01/2029	4.750%	700,000	718,263
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	191,000	215,576
08/01/2030	5.125%	927,000	1,004,493
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	623,000	665,298
TRI Pointe Group, Inc.
06/15/2028	5.700%	324,000	356,998
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	314,000	349,249

Total			5,427,849

Independent Energy 2.4%
Apache Corp.
11/15/2025	4.625%	333,000	358,832
11/15/2027	4.875%	780,000	845,663
01/15/2030	4.250%	2,258,000	2,386,761
09/01/2040	5.100%	3,626,000	3,807,605
02/01/2042	5.250%	723,000	765,189
04/15/2043	4.750%	788,000	819,176
01/15/2044	4.250%	424,000	416,434
Callon Petroleum Co.
07/01/2026	6.375%	1,849,000	1,784,503
Callon Petroleum Co.(a),(h)
08/01/2028	8.000%	638,000	644,951
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,939,927
06/30/2033	6.450%	1,795,000	2,367,018
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,190,000	1,191,708
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	15

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CNX Resources Corp.(a)
03/14/2027	7.250%	1,279,000	1,371,366
01/15/2029	6.000%	267,000	288,647
Comstock Resources, Inc.(a)
03/01/2029	6.750%	557,000	593,286
01/15/2030	5.875%	566,000	577,923
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	441,000	462,532
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	435,000	466,145
01/30/2028	5.750%	716,000	763,418
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,918,915
EQT Corp.
10/01/2027	3.900%	1,341,000	1,436,835
01/15/2029	5.000%	561,000	625,805
EQT Corp.(i)
02/01/2030	8.750%	321,000	417,671
EQT Corp.(a)
05/15/2031	3.625%	660,000	690,394
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	595,264
02/01/2031	6.000%	607,000	643,178
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	452,000	473,977
Matador Resources Co.
09/15/2026	5.875%	2,302,000	2,371,138
Newfield Exploration Co.
07/01/2024	5.625%	198,000	220,358
01/01/2026	5.375%	487,000	549,121
Occidental Petroleum Corp.
02/15/2023	2.700%	1,844,000	1,885,126
08/15/2024	2.900%	1,332,000	1,362,007
07/15/2025	8.000%	494,000	592,474
08/15/2029	3.500%	4,083,000	4,097,881
09/01/2030	6.625%	1,880,000	2,261,373
01/01/2031	6.125%	5,569,000	6,548,308
09/15/2036	6.450%	15,612,000	18,656,033
03/15/2040	6.200%	1,074,000	1,220,567
07/15/2044	4.500%	3,146,000	3,043,308
06/15/2045	4.625%	7,102,000	6,973,281
03/15/2046	6.600%	5,510,000	6,543,534
04/15/2046	4.400%	14,012,000	13,527,591
08/15/2049	4.400%	2,217,000	2,130,801
SM Energy Co.
09/15/2026	6.750%	892,000	907,221
01/15/2027	6.625%	951,000	976,589
07/15/2028	6.500%	503,000	516,894

Total			108,036,728

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	718,000	821,429
11/15/2039	6.750%	555,000	752,639
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,391,672

Total			3,965,740

Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	775,000	844,446
03/01/2027	5.750%	1,894,000	1,992,335
08/01/2027	9.875%	98,000	114,416
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	482,000	487,114
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium
Operations LLC(a)
05/01/2025	5.500%	2,029,000	2,121,526
10/01/2028	6.500%	1,073,000	1,157,761
Cinemark USA, Inc.(a)
05/01/2025	8.750%	306,000	334,802
03/15/2026	5.875%	1,365,000	1,431,741
07/15/2028	5.250%	674,000	691,156
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	206,000	214,822
05/15/2027	6.500%	614,000	681,394
NCL Corp Ltd.(a)
03/15/2026	5.875%	635,000	665,176
NCL Finance Ltd.(a)
03/15/2028	6.125%	329,000	344,836
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	320,000	351,271
07/01/2026	4.250%	861,000	859,924
04/01/2028	5.500%	1,124,000	1,179,209
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	390,000	373,553
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,062,000	1,072,351
Viking Cruises Ltd.(a)
09/15/2027	5.875%	504,000	497,909
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	243,000	247,305

Total			15,663,047

Life Insurance 0.5%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	2,810,000	2,980,128

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)				Corporate Bonds & Notes (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)				Outfront Media Capital LLC/Corp.(a)
02/15/2025	3.976%	4,984,000	5,452,544	08/15/2027	5.000%	577,000	597,866
Teachers Insurance & Annuity Association of America(a)				01/15/2029	4.250%	445,000	447,412
				03/15/2030	4.625%	321,000	325,409
Subordinated

09/15/2044	4.900%	992,000	1,279,171	Playtika Holding Corp.(a)
Voya Financial, Inc.				03/15/2029	4.250%	804,000	804,779

06/15/2026	3.650%	6,161,000	6,827,489	Scripps Escrow II, Inc.(a)
06/15/2046	4.800%	4,816,000	6,096,933	01/15/2029	3.875%	170,000	168,658
				01/15/2031	5.375%	328,000	327,122
Total			22,636,265

				Univision Communications, Inc.(a)
Lodging 0.0%
				05/01/2029	4.500%	713,000	718,359
Hilton Domestic Operating Co., Inc.(a)
				Total			20,207,182
02/15/2032	3.625%	535,000	528,457
				Metals and Mining 0.4%
Marriott Ownership Resorts, Inc.(a)

06/15/2029	4.500%	372,000	377,159	Alcoa Nederland Holding BV(a)
Wyndham Hotels & Resorts, Inc.(a)				09/30/2026	7.000%	500,000	523,442
				03/31/2029	4.125%	553,000	576,107
08/15/2028	4.375%	486,000	505,348

				Constellium NV(a)
Total			1,410,964
				02/15/2026	5.875%	1,896,000	1,952,027

Media and Entertainment 0.4%
				Constellium SE(a)
Cengage Learning, Inc.(a)				06/15/2028	5.625%	1,896,000	2,036,928
06/15/2024	9.500%	946,000	968,960	04/15/2029	3.750%	1,110,000	1,099,545

Clear Channel International BV(a)				Freeport-McMoRan, Inc.	5.250%	667,000	735,685
08/01/2025	6.625%	642,000	672,276	09/01/2029
				08/01/2030	4.625%	1,121,000	1,226,789
Clear Channel Outdoor Holdings, Inc.(a)
				03/15/2043	5.450%	1,964,000	2,401,113
04/15/2028	7.750%	2,040,000	2,136,789	Hudbay Minerals, Inc.(a)
06/01/2029	7.500%	1,249,000	1,293,802
				04/01/2026	4.500%	767,000	770,644
Clear Channel Worldwide Holdings, Inc.(a)
				04/01/2029	6.125%	1,409,000	1,501,094
08/15/2027	5.125%	728,000	744,724	Kaiser Aluminum Corp.(a)
Diamond Sports Group LLC/Finance Co.(a)
				06/01/2031	4.500%	1,494,000	1,538,040
08/15/2026	5.375%	510,000	330,449	Novelis Corp.(a)
iHeartCommunications, Inc.
				09/30/2026	5.875%	3,802,000	3,958,404
05/01/2026	6.375%	1,610,350	1,713,247	01/30/2030	4.750%	1,806,000	1,895,760
05/01/2027	8.375%	2,140,774	2,296,692
				Total			20,215,578
iHeartCommunications, Inc.(a)

08/15/2027	5.250%	844,000	883,428	Midstream 1.9%
01/15/2028	4.750%	569,000	586,482	Cheniere Energy Partners LP

Lamar Media Corp.				10/01/2026	5.625%	2,634,000	2,732,782
02/15/2028	3.750%	595,000	605,275	10/01/2029	4.500%	842,000	905,199
Netflix, Inc.				Cheniere Energy Partners LP(a)
04/15/2028	4.875%	480,000	557,892	03/01/2031	4.000%	801,000	837,516
11/15/2028	5.875%	1,470,000	1,805,836	Cheniere Energy, Inc.(a)
05/15/2029	6.375%	1,124,000	1,433,158
				10/15/2028	4.625%	1,084,000	1,143,550

Netflix, Inc.(a)				DCP Midstream Operating LP
11/15/2029	5.375%	379,000	460,422
				05/15/2029	5.125%	699,000	772,863
06/15/2030	4.875%	276,000	328,145
				04/01/2044	5.600%	381,000	419,045

				Delek Logistics Partners LP/Finance Corp.
				05/15/2025	6.750%	297,000	305,180
The accompanying Notes to Financial Statements are an integral part of this statement.
			Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021				17

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
DT Midstream, Inc.(a)
06/15/2029	4.125%	921,000	935,036
06/15/2031	4.375%	737,000	751,408
Enterprise Products Operating LLC
01/31/2060	3.950%	2,320,000	2,579,194
EQM Midstream Partners LP(a)
07/01/2025	6.000%	354,000	384,978
07/01/2027	6.500%	894,000	996,653
01/15/2029	4.500%	679,000	690,947
01/15/2031	4.750%	1,774,000	1,827,993
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,914,303
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	1,262,000	1,293,986
ITT Holdings LLC(a),(h)
08/01/2029	6.500%	755,000	769,206
Kinder Morgan, Inc.
02/15/2046	5.050%	8,435,000	10,234,171
MPLX LP
04/15/2048	4.700%	6,430,000	7,476,174
NuStar Logistics LP
10/01/2025	5.750%	2,532,000	2,754,641
06/01/2026	6.000%	624,000	678,898
04/28/2027	5.625%	345,000	369,363
10/01/2030	6.375%	1,173,000	1,295,782
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,015,000	19,097,761
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	418,000	427,585
Sunoco LP/Finance Corp.
02/15/2026	5.500%	2,556,000	2,633,731
04/15/2027	6.000%	477,000	500,403
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	779,000	817,337
02/01/2027	5.375%	839,000	873,826
01/15/2028	5.000%	1,240,000	1,309,776
01/15/2029	6.875%	208,000	234,142
03/01/2030	5.500%	2,170,000	2,385,521
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	2,862,000	3,097,392
01/15/2032	4.000%	597,000	614,446
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	624,673
Western Gas Partners LP
08/15/2048	5.500%	5,052,000	5,509,091
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,965,000	8,647,422

Total			88,841,974

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Natural Gas 0.5%
NiSource, Inc.
05/01/2030	3.600%	4,570,000	5,059,472
02/15/2043	5.250%	990,000	1,289,787
05/15/2047	4.375%	12,990,000	15,538,422
Sempra Energy
06/15/2027	3.250%	637,000	690,944

Total			22,578,625

Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	415,000	435,202
Nabors Industries Ltd.(a)
01/15/2026	7.250%	367,000	359,739
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,215,800	1,186,333
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	233,000	244,359

Total			2,225,633

Other Industry 0.0%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	827,000	835,383
Hillenbrand, Inc.
03/01/2031	3.750%	652,000	647,113

Total			1,482,496

Other REIT 0.2%
Hospitality Properties Trust
03/15/2024	4.650%	476,000	484,511
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	1,068,000	1,073,143
10/01/2025	5.250%	1,295,000	1,318,430
02/01/2027	4.250%	739,000	739,995
06/15/2029	4.750%	1,573,000	1,572,659
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	824,000	876,871
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	911,000	943,113
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	488,000	490,440
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	643,000	649,671
Service Properties Trust
10/01/2024	4.350%	221,000	222,933
12/15/2027	5.500%	292,000	311,378

Total			8,683,144

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)				Corporate Bonds & Notes (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
Packaging 0.3%				Property & Casualty 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	2,174,000	2,157,610
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	777,000	801,728
08/15/2026	4.125%	1,619,000	1,671,362
08/15/2027	5.250%	1,020,000	1,041,511
08/15/2027	5.250%	451,000	460,332
Berry Global, Inc.(a)
02/15/2026	4.500%	640,000	654,486
BWAY Holding Co.(a)
04/15/2024	5.500%	637,000	642,159
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	474,000	482,558
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,182,000	1,231,263
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,488,000	2,612,436
08/15/2027	8.500%	677,000	735,132

Total			12,490,577

Pharmaceuticals 0.9%

Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,234,000	1,252,213
10/15/2027	6.750%	946,000	994,649
AssuredPartners, Inc.(a)
01/15/2029	5.625%	810,000	811,652
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,280,000	1,305,173
HUB International Ltd.(a)
05/01/2026	7.000%	1,435,000	1,487,900
Radian Group, Inc.
03/15/2025	6.625%	1,857,000	2,098,258
03/15/2027	4.875%	460,000	500,559
USI, Inc.(a)
05/01/2025	6.875%	146,000	148,690

Total			8,599,094

Railroads 0.1%
Union Pacific Corp.
02/05/2070	3.750%	3,127,000	3,439,606

Restaurants 0.3%

AbbVie, Inc.				1011778 BC ULC/New Red Finance, Inc.(a)
06/15/2044	4.850%	7,435,000	9,448,869	05/15/2024	4.250%	635,000	642,180
11/21/2049	4.250%	9,695,000	11,624,188	04/15/2025	5.750%	2,290,000	2,425,148
Bausch Health Companies, Inc.(a)				1011778 BC ULC/New Red Finance, Inc.(a),(k)
04/15/2025	6.125%	922,000	944,752	01/15/2028	3.875%	1,678,000	1,698,975
11/01/2025	5.500%	436,000	447,324	IRB Holding Corp.(a)
04/01/2026	9.250%	3,250,000	3,534,548	06/15/2025	7.000%	3,115,000	3,363,500
01/31/2027	8.500%	458,000	497,807
				02/15/2026	6.750%	1,906,000	1,974,201
08/15/2027	5.750%	1,428,000	1,500,497
				Yum! Brands, Inc.(a)
01/30/2028	5.000%	889,000	844,753
06/01/2028	4.875%	441,000	450,993	04/01/2025	7.750%	2,196,000	2,393,441
02/15/2029	5.000%	353,000	329,070	Total			12,497,445
02/15/2029	6.250%	1,282,000	1,267,783

02/15/2031	5.250%	1,093,000	1,020,067	Retailers 0.4%
Endo Dac/Finance LLC/Finco, Inc.(a)				Hanesbrands, Inc.(a)
07/31/2027	9.500%	497,000	508,394	05/15/2025	5.375%	2,717,000	2,875,586
06/30/2028	6.000%	691,000	465,530	L Brands, Inc.(a)
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
				10/01/2030	6.625%	656,000	758,797
04/01/2029	6.125%	1,016,000	995,870	L Brands, Inc.
Organon Finance 1 LLC(a)
				11/01/2035	6.875%	431,000	546,261
04/30/2028	4.125%	2,643,000	2,696,595	LCM Investments Holdings II LLC(a)
04/30/2031	5.125%	1,968,000	2,027,237
				05/01/2029	4.875%	505,000	517,793
Par Pharmaceutical, Inc.(a)
				Lowe's Companies, Inc.
04/01/2027	7.500%	1,420,000	1,452,145
				05/03/2047	4.050%	7,035,000	8,105,823

Total			40,056,422
				10/15/2050	3.000%	2,280,000	2,246,190
				Macy's Retail Holdings LLC(a)

				04/01/2029	5.875%	411,000	441,771
The accompanying Notes to Financial Statements are an integral part of this statement.
			Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021				19

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,198,000	1,244,056
02/15/2029	7.750%	285,000	314,343

Total			17,050,620

Supermarkets 0.1%

Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)

02/15/2028	5.875%	648,000	698,168
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	1,436,000	1,501,351
02/15/2030	4.875%	924,000	985,423

Total			3,184,942

Technology 2.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	1,343,000	1,367,070
08/01/2025	6.875%	242,000	246,666
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	328,000	345,763
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	202,000	216,199
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	10,039,000	11,095,299
Broadcom, Inc.
11/15/2030	4.150%	3,715,000	4,168,865
Broadcom, Inc.(a)
04/15/2034	3.469%	11,191,000	11,844,568
Camelot Finance SA(a)
11/01/2026	4.500%	424,000	443,338
CDK Global, Inc.(a)
05/15/2029	5.250%	277,000	302,166
Clarivate Science Holdings Corp.(a)
06/30/2028	3.875%	746,000	750,173
06/30/2029	4.875%	1,196,000	1,227,215
CommScope Technologies LLC(a)
06/15/2025	6.000%	455,000	464,800
Everi Holdings, Inc.(a),(h)
07/15/2029	5.000%	167,000	167,000
Gartner, Inc.(a)
07/01/2028	4.500%	458,000	484,172
06/15/2029	3.625%	567,000	576,067
10/01/2030	3.750%	730,000	746,820
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	1,370,000	1,343,888
Intel Corp.
05/11/2047	4.100%	9,544,000	11,449,883
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	1,212,000	1,258,997

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Iron Mountain, Inc.(a)
07/15/2030	5.250%	1,611,000	1,705,971
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,609,000	1,668,023
Microchip Technology, Inc.
09/01/2025	4.250%	715,000	750,956
NCR Corp.(a)
04/15/2029	5.125%	1,741,000	1,796,253
09/01/2029	6.125%	570,000	622,534
10/01/2030	5.250%	451,000	469,158
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	453,000	478,517
07/15/2029	4.500%	735,000	736,581
10/01/2030	5.875%	225,000	245,020
07/15/2031	4.750%	919,000	921,696
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,090,000	2,278,394
Oracle Corp.
04/01/2050	3.600%	13,691,000	14,066,892
03/25/2061	4.100%	6,949,000	7,701,063
Plantronics, Inc.(a)
03/01/2029	4.750%	2,751,000	2,728,534
PTC, Inc.(a)
02/15/2025	3.625%	484,000	498,451
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	1,813,000	1,938,567
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	239,000	284,146
09/01/2025	7.375%	333,000	361,978
Square, Inc.(a)
06/01/2026	2.750%	299,000	304,203
06/01/2031	3.500%	627,000	632,560
Switch Ltd.(a)
09/15/2028	3.750%	221,000	223,398
06/15/2029	4.125%	738,000	756,558
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	625,000	658,102
06/01/2025	6.750%	628,000	638,601
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	4,143,707
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,588,000	1,674,940
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,307,000	1,297,197

Total			98,080,949

Transportation Services 0.0%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	234,000	245,571

The accompanying Notes to Financial Statements are an integral part of this statement.

20 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Wireless 0.8%
Altice France Holding SA(a)
05/15/2027	10.500%	404,000	448,802
02/15/2028	6.000%	1,298,000	1,290,246
Altice France SA(a)
02/01/2027	8.125%	290,000	315,740
01/15/2028	5.500%	2,169,000	2,244,915
07/15/2029	5.125%	879,000	889,043
American Tower Corp.
08/15/2029	3.800%	10,590,000	11,811,463
SBA Communications Corp.(a)
02/01/2029	3.125%	1,119,000	1,080,628
Sprint Capital Corp.
03/15/2032	8.750%	679,000	1,031,763
Sprint Corp.
06/15/2024	7.125%	1,987,000	2,296,466
02/15/2025	7.625%	1,240,000	1,472,903
03/01/2026	7.625%	1,011,000	1,236,801
T-Mobile USA, Inc.
02/01/2028	4.750%	553,000	592,189
02/15/2029	2.625%	1,232,000	1,216,975
04/15/2030	3.875%	390,000	435,315
02/15/2031	2.875%	684,000	678,353
04/15/2031	3.500%	1,240,000	1,281,388
02/15/2041	3.000%	5,455,000	5,394,416
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	1,217,000	1,255,944
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,574,000	1,548,248
Vmed O2 UK Financing I PLC(a),(h)
07/15/2031	4.750%	1,158,000	1,175,084

Total			37,696,682

Wirelines 1.8%
AT&T, Inc.(a)
09/15/2055	3.550%	15,874,000	15,906,091
12/01/2057	3.800%	17,528,000	18,316,738
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	429,000	437,580
CenturyLink, Inc.
03/15/2022	5.800%	960,000	988,723
12/01/2023	6.750%	2,407,000	2,668,159
04/01/2025	5.625%	1,124,000	1,218,699
CenturyLink, Inc.(a)
12/15/2026	5.125%	468,000	486,241
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,456,000	1,446,423
03/01/2028	6.125%	945,000	964,922

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	743,000	755,103
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	504,000	504,110
Verizon Communications, Inc.
08/10/2033	4.500%	21,063,000	25,204,214
03/22/2061	3.700%	12,527,000	13,435,593

Total			82,332,596

Total Corporate Bonds & Notes
(Cost $1,249,487,214)			1,323,003,038

Foreign Government Obligations(l),(m) 3.9%
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,349,881

Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	956,000	1,029,754
05/15/2029	4.250%	571,000	577,184

Total			1,606,938

Colombia 1.1%
Colombia Government International Bond
04/15/2031	3.125%	16,951,000	16,584,975
04/22/2032	3.250%	4,160,000	4,070,484
02/26/2044	5.625%	5,500,000	6,222,417
05/15/2049	5.200%	9,733,000	10,640,487
Ecopetrol SA
04/29/2030	6.875%	8,700,000	10,498,502

Total			48,016,865

Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,834,690

Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,195,535

Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,793,552
03/15/2024	7.500%	2,256,000	2,414,176

Total			6,207,728

India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,728,706

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	21

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Foreign Government Obligations(l),(m) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Indonesia 0.5%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	780,182
05/15/2030	5.450%	3,550,000	4,134,915
PT Pertamina Persero(a)
05/30/2044	6.450%	3,400,000	4,427,317
01/21/2050	4.175%	11,536,000	11,876,866

Total			21,219,280

Mexico 0.9%
Petroleos Mexicanos
09/21/2047	6.750%	15,529,000	13,706,692
01/23/2050	7.690%	10,000,000	9,625,012
01/28/2060	6.950%	17,920,000	15,868,597

Total			39,200,301

Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	6,433,107
Qatar Petroleum(a),(h)
07/12/2031	2.250%	4,615,000	4,565,943

Total			10,999,050

Romania 0.3%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR 9,400,000	12,441,778

Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	3,062,227

Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	6,620,169

Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,775,000	1,868,737

South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	5,000,000	5,305,259

Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%	4,000,000	3,882,633

Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%	1,800,000	1,890,111

Foreign Government Obligations(l),(m) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	613,000	642,410
DP World PLC(a)
07/02/2037	6.850%	2,660,000	3,603,911
09/25/2048	5.625%	2,278,000	2,844,843

Total			7,091,164

Total Foreign Government Obligations
(Cost $177,037,413)			179,521,052

Residential Mortgage-Backed Securities - Agency 21.4%
Federal Home Loan Mortgage Corp.
08/01/2045	3.500%	18,704,982	20,470,010
10/01/2045	4.000%	9,387,859	10,139,597
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR +
5.900%
Cap 5.900%
09/15/2041	5.827%	597,982	106,228
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
08/15/2042	5.977%	1,366,294	297,695
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
10/15/2048	6.127%	12,449,595	2,665,562
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
08/25/2049	5.959%	36,840,252	7,205,728
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
06/25/2048	5.959%	14,768,526	4,112,410
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
09/15/2042	5.977%	3,414,331	712,599
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR +
5.970%
Cap 5.970%
08/15/2043	5.897%	1,587,203	344,140

The accompanying Notes to Financial Statements are an integral part of this statement.

22 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,477,646	212,558
CMO Series 4182 Class DI
05/15/2039	3.500%	581,405	6,584
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4620 Class AS
11/15/2042	1.805%	1,689,732	104,987
Federal National Mortgage Association
02/01/2027-
08/01/2029	3.000%	9,289,605	9,828,688
08/01/2034	5.500%	581,561	672,366
08/01/2040-
08/01/2041	4.500%	2,840,521	3,152,899
08/01/2043-
06/01/2045	3.500%	6,175,771	6,680,822
05/01/2044-
05/01/2048	4.000%	26,502,929	28,823,932
CMO Series 2017-72 Class B
09/25/2047	3.000%	17,721,210	18,788,802
Federal National Mortgage Association(n)
10/01/2040-
06/01/2044	4.500%	7,144,210	7,938,089
Federal National Mortgage Association(g)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	2,171,068	127,338
CMO Series 2020-76 Class EI
11/25/2050	2.500%	31,777,628	5,244,770
CMO Series 2021-3 Class TI
02/25/2051	2.500%	100,494,488	17,256,924
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR +
5.900%
Cap 5.900%
10/25/2043	5.809%	2,765,197	569,745
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
01/25/2045	6.059%	3,671,095	724,228
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
06/25/2046	5.909%	2,033,043	463,464
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
08/25/2046	5.909%	12,053,122	3,061,039

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
08/25/2046	5.909%	30,464,090	7,444,248
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
01/25/2048	6.059%	14,327,800	3,104,248
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR +
6.100%
Cap 6.100%
04/25/2047	6.009%	13,136,260	3,171,223
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
07/25/2047	6.059%	10,777,532	2,619,760
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
07/25/2047	6.059%	22,181,223	5,521,687
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
09/25/2048	6.109%	14,569,720	3,103,148
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
09/25/2048	6.109%	13,029,537	2,416,087
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
10/25/2048	6.059%	21,901,621	4,385,274
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
07/25/2049	5.959%	50,357,267	9,120,033
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
10/25/2049	5.959%	35,085,530	8,410,412
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	23

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR +
6.050%
Cap 6.050%
11/25/2049	5.959%	27,075,266	6,225,811
Government National Mortgage Association(n)
04/20/2048	4.500%	17,374,571	18,635,922
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,125,220	380,853
CMO Series 2020-175 Class KI
11/20/2050	2.500%	68,615,116	9,989,977
CMO Series 2020-191 Class UG
12/20/2050	3.500%	43,667,073	6,911,458
CMO Series 2021-16 Class KI
01/20/2051	2.500%	46,280,450	6,854,671
CMO Series 2021-9 Class MI
01/20/2051	2.500%	46,672,867	6,058,633
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
08/20/2047	6.107%	14,772,806	3,573,139
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
10/20/2047	6.107%	20,768,437	4,543,289
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
11/20/2047	6.107%	10,123,440	2,236,456
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
03/20/2047	6.057%	12,995,325	2,912,091
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
08/20/2048	6.107%	13,458,404	2,148,883
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
08/20/2048	6.107%	15,243,383	2,841,624

Residential Mortgage-Backed Securities - Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR +
6.250%
Cap 6.250%
09/20/2048	6.157%	18,216,400	3,649,430
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
10/20/2048	6.107%	14,818,066	2,749,591
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
10/20/2048	6.057%	11,331,793	1,862,124
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
01/20/2048	6.107%	32,018,019	6,943,978
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
11/20/2048	6.057%	26,887,013	4,772,802
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
06/20/2048	6.107%	15,535,188	3,380,019
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
07/20/2048	6.107%	17,001,187	2,976,671
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR +
6.200%
Cap 6.200%
07/20/2048	6.107%	17,370,067	3,212,064
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR +
6.000%
Cap 6.000%
02/20/2049	5.907%	24,739,384	4,775,278
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR +
6.150%
Cap 6.150%
01/20/2049	6.057%	18,382,747	3,508,682

The accompanying Notes to Financial Statements are an integral part of this statement.

24 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)				Residential Mortgage-Backed Securities - Non-Agency (continued)
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Issuer	Rate	Amount ($)	Value ($)
CMO Series 2019-56 Class SG				Angel Oak Mortgage Trust(a),(f)
-1.0 x 1-month USD LIBOR +				CMO Series 2020-R1 Class M1
6.150%				04/25/2053	2.621%	3,918,000	3,959,085
Cap 6.150%				Angel Oak Mortgage Trust I LLC(a),(f)
05/20/2049	6.057%	20,125,636	3,697,518
				CMO Series 2018-3 Class M1

CMO Series 2019-59 Class KS				09/25/2048	4.421%	10,544,000	10,559,472
-1.0 x 1-month USD LIBOR +				CMO Series 2019-2 Class A2
6.050%
				03/25/2049	3.782%	2,663,427	2,703,500
Cap 6.050%

05/20/2049	5.957%	19,368,115	3,131,245	CMO Series 2019-2 Class A3
CMO Series 2019-85 Class SC				03/25/2049	3.833%	2,214,850	2,245,322

-1.0 x 1-month USD LIBOR +				Arroyo Mortgage Trust(a),(f)
6.150%				CMO Series 2019-2 Class A3
Cap 6.150%				04/25/2049	3.800%	5,118,028	5,199,225
07/20/2049	6.057%	18,197,826	3,222,789	Bayview Opportunity Master Fund Trust(a),(f)

CMO Series 2019-90 Class SD				CMO Series 2020-RN1 Class A1
-1.0 x 1-month USD LIBOR +				02/28/2035	3.228%	3,571,505	3,571,391
6.150%				Bayview Opportunity Master Fund V Trust(a),(f)
07/20/2049	6.057%	25,953,225	4,780,130
				CMO Series 2020-RN3 Class A1

CMO Series 2020-188 Class SA				09/25/2035	3.105%	22,239,709	22,309,626
1-month USD LIBOR + 6.300%				Bellemeade Re Ltd.(a),(b)
Cap 6.300%
				CMO Series 2017-1 Class M2
12/20/2050	6.207%	24,304,206	6,357,990
				1-month USD LIBOR + 3.350%

CMO Series 2020-21 Class VS				10/25/2027	3.442%	6,981,487	6,999,528
-1.0 x 1-month USD LIBOR +				CMO Series 2019-1A Class M1A
6.050%
				1-month USD LIBOR + 1.300%
Cap 6.050%
				Floor 1.300%
02/20/2050	5.957%	15,634,710	2,220,307
				03/25/2029	1.392%	888,045	888,045

CMO Series 2020-62 Class SG				CMO Series 2019-2A Class M1C
-1.0 x 1-month USD LIBOR +
				1-month USD LIBOR + 2.000%
6.150%
				Floor 2.000%
Cap 6.150%
				04/25/2029	2.092%	9,907,000	9,963,855
05/20/2050	6.057%	19,918,430	3,566,965

Government National Mortgage Association TBA(h)				CMO Series 2019-3A Class M1A
				1-month USD LIBOR + 1.100%
07/21/2051	2.500%	146,000,000	151,127,110
				Floor 1.100%

Uniform Mortgage-Backed Security TBA(h)				07/25/2029	1.192%	1,693,363	1,696,747
07/19/2036-				CMO Series 2019-3A Class M1B
07/14/2051	2.500%	168,500,000	174,713,516
				1-month USD LIBOR + 1.600%
07/19/2036-
				Floor 1.600%
07/14/2051	3.000%	240,000,000	250,775,290
				07/25/2029	1.692%	29,000,000	29,115,475
07/19/2036	3.500%	8,000,000	8,543,125

07/14/2051	2.000%	40,000,000	40,442,188	CMO Series 2020-2A Class M1B
07/14/2051	4.000%	20,000,000	21,302,344	1-month USD LIBOR + 3.200%
				Floor 3.200%
Total Residential Mortgage-Backed Securities - Agency
				08/26/2030	3.292%	5,000,000	5,057,583
(Cost $950,424,828)			984,031,287

				CMO Series 2020-3A Class M1B

				1-month USD LIBOR + 2.850%
Residential Mortgage-Backed Securities - Non-Agency 29.3%
				Floor 2.850%
AlphaFlow Transitional Mortgage Trust(a)
				10/25/2030	2.942%	5,750,000	5,866,159
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	5,001,956
The accompanying Notes to Financial Statements are an integral part of this statement.
			Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021				25

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700%
Floor 3.700%
10/25/2030	3.792%	13,300,000	13,849,120
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200%
Floor 2.200%
03/25/2031	2.210%	15,350,000	15,796,315
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200%
Floor 1.200%
06/25/2031	1.210%	15,000,000	15,016,200
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500%
Floor 1.500%
06/25/2031	1.510%	7,000,000	6,987,403
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	3,792,079	3,852,841
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,701,744	1,726,061
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,798,069
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	8,104,072	8,233,632
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M1
1-month USD LIBOR + 1.750%
07/10/2032	1.827%	735,742	735,742
CMO Series 2020-CRT1 Class M2
1-month USD LIBOR + 2.250%
07/10/2032	2.327%	6,000,000	6,000,000
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550%
Floor 1.550%
01/10/2032	1.560%	11,252,796	11,252,796
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750%
Floor 1.750%
11/10/2032	1.827%	10,726,814	10,726,814
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550%
Floor 1.550%
03/15/2038	1.560%	12,334,261	12,335,090
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750%
Floor 1.750%
01/10/2033	1.827%	20,162,935	20,175,537

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250%
Floor 2.250%
01/10/2033	2.327%	15,000,000	15,028,125
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000%
05/25/2023	2.842%	14,900,000	14,927,681
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076%
Floor 1.080%
09/25/2058	1.176%	1,584,996	1,573,809
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2014-12 Class 3A1
10/25/2035	2.692%	685,997	686,182
CMO Series 2014-C Class A
02/25/2054	3.250%	28,403	28,370
CMO Series 2015-A Class A4
06/25/2058	4.250%	360,140	364,798
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	4,219,517	4,264,100
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,930,632	3,066,468
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,133,931
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,962,795
CSMC Ltd.(a),(f)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	3,141,637	3,143,485
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.445%	9,196,786	9,427,983
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	11,510,083	11,469,740
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	11,523,587	11,727,735
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,881,943
Figure Line of Credit Trust(a),(f)
CMO Series 2020-1 Class A
09/25/2049	4.040%	4,352,057	4,347,116
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	39,500,000	39,701,154

The accompanying Notes to Financial Statements are an integral part of this statement.

26 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	9,850,000	9,836,055
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750%
07/25/2050	5.842%	3,600,000	3,860,743
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	9,951,252	9,957,647
GCAT LLC(a),(f)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	13,751,523	13,881,319
CMO Series 2020-4 Class A1
12/25/2025	2.611%	21,443,310	21,537,264
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	25,804,184	25,753,095
GCAT Trust(a),(f)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	5,134,947	5,149,506
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	7,088,930	7,190,635
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900%
Floor 1.900%
11/26/2029	1.992%	6,795,815	6,795,844
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	25,265,000	25,292,246
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250%
Floor 3.250%
10/25/2030	3.394%	12,850,000	13,019,581
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	14,935,372	15,139,586
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	6,633,768	6,639,734
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	10,813,527	10,824,904
LVII Resecuritization Trust(a),(f)
Subordinated CMO Series 2009-3 Class B3
11/25/2037	5.183%	2,682,657	2,680,550
LVII Trust(a),(c),(e),(f)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	19,884,574	19,909,430

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100%
Floor 1.100%
11/25/2053	1.192%	7,350,000	7,356,953
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300%
Floor 1.300%
11/25/2053	1.392%	11,200,000	11,218,025
CMO Series 2020-2 Class D
1-month USD LIBOR + 1.450%
Floor 1.450%
11/25/2053	1.542%	4,150,000	4,153,928
CMO Series 2020-2 Class E
1-month USD LIBOR + 2.250%
Floor 2.250%
11/25/2053	2.342%	1,750,000	1,751,759
MFA Trust(a),(f)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	10,173,746
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350%
Floor 1.350%
07/15/2021	1.477%	62,135,000	62,138,862
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750%
Floor 1.750%
02/16/2022	1.860%	31,000,000	31,003,869
MRA Issuance Trust(a),(b),(c),(e)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750%
Floor 2.750%
02/16/2022	2.900%	12,000,000	12,000,000
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500%
Floor 1.500%
03/08/2022	1.700%	15,000,000	15,000,000
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	6,072,799	6,072,701
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,552,725	2,548,315
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	17,415,264	17,738,486
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	9,789,503	9,881,963
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	27

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550%
07/25/2028	1.642%	1,962,255	1,973,791
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400%
Floor 1.400%
07/25/2029	1.492%	257,839	258,100
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950%
Floor 1.950%
07/25/2029	2.042%	14,000,000	14,175,305
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000%
04/25/2027	4.092%	1,218,181	1,224,176
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400%
Floor 2.400%
10/25/2030	2.492%	3,826,105	3,833,136
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050%
Floor 2.050%
10/25/2033	2.068%	4,100,000	4,148,148
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	7,165,128	7,196,418
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000%
Floor 2.000%
03/27/2024	2.096%	10,273,419	10,183,518
Series 2019-2R Class A
1-month USD LIBOR + 2.750%
Floor 2.750%
05/27/2023	2.846%	9,878,125	9,758,176
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850%
Floor 2.850%
02/25/2023	2.942%	54,900,000	55,002,065
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650%
08/25/2025	2.742%	73,650,000	73,537,014
Preston Ridge Partners LLC(a),(f)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	5,853,954	5,869,113

Residential Mortgage-Backed Securities - Non-Agency (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	13,751,382	13,743,677
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	16,490,982	16,457,573
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	33,104,373	33,104,055
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-RPL2 Class A1
06/27/2069	3.179%	13,769,946	13,995,845
PRPM LLC(a),(f)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	47,388,388	47,794,483
CMO Series 2020-2 Class A1
08/25/2025	3.671%	7,570,147	7,621,301
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750%
Floor 1.750%
06/25/2029	1.842%	10,000,000	10,106,159
RCO V Mortgage LLC(a),(f)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	27,483,067	27,546,083
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	2,392,556	2,422,362
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	2,523,701	2,565,056
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,792,063
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,907,107
Stonnington Mortgage Trust(a),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	11,335,556	11,335,556
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	7,630,195	7,637,026
CMO Series 2019-1 Class A1
03/25/2022	4.458%	3,096,045	3,104,780
CMO Series 2021-1 Class A1
06/25/2024	2.240%	11,000,000	10,998,900

The accompanying Notes to Financial Statements are an integral part of this statement.

28 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)				Senior Loans 0.1%
	Coupon	Principal			Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)	Borrower	Rate	Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(f)				Consumer Cyclical Services 0.0%
CMO Series 2019-2 Class A1				8th Avenue Food & Provisions, Inc.(b),(o)
09/25/2022	3.721%	12,200,000	12,300,247
				1st Lien Term Loan

Towd Point Mortgage Trust(a),(f)				1-month USD LIBOR + 3.500%
CMO Series 2019-4 Class M1B				10/01/2025	3.591%	270,317	269,135
10/25/2059	3.000%	24,114,000	25,315,116
				Food and Beverage 0.0%
Traingle Re Ltd.(a),(b)
				BellRing Brands LLC(b),(o)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.700%				Term Loan
Floor 1.700%				1-month USD LIBOR + 4.000%
08/25/2033	1.792%	20,700,000	20,712,646	Floor 0.750%
Triangle Re Ltd.(a),(b)				10/21/2024	4.750%	198,868	200,087

CMO Series 2020-1 Class M1A				Health Care 0.0%
1-month USD LIBOR + 3.000%				Radiology Partners, Inc.(b),(o)
Floor 3.000%
				Tranche B 1st Lien Term Loan
10/25/2030	3.106%	11,670,984	11,738,543
				1-month USD LIBOR + 4.250%
CMO Series 2021-1 Class M1C
				07/09/2025	4.325%	182,000	181,849
1-month USD LIBOR + 3.400%
				Media and Entertainment 0.0%
Floor 3.400%
08/25/2033	3.492%	14,000,000	14,113,662	Cengage Learning, Inc.(b),(k),(o)
CMO Series 2021-2 Class M1B				Term Loan
1-month USD LIBOR + 2.600%				1-month USD LIBOR + 4.750%
Floor 2.600%				Floor 1.000%
10/25/2033	2.692%	15,000,000	15,184,202	06/29/2026	5.750%	352,000	352,222
Vericrest Opportunity Loan Transferee(a),(f)
				Technology 0.1%
CMO Series 2021-NPL7 Class A1				DCert Buyer, Inc.(b),(o)
04/25/2051	2.116%	9,107,421	9,110,796
				2nd Lien Term Loan
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
				1-month USD LIBOR + 7.000%
CMO Series 2021-NPL8 Class A1				02/19/2029	7.104%	790,000	795,435
04/25/2051	2.116%	13,445,315	13,447,801	Epicore Software Corp.(b),(o)
Verus Securitization Trust(a),(f)
				2nd Lien Term Loan
CMO Series 2019-3 Class A3				1-month USD LIBOR + 7.750%
07/25/2059	3.040%	7,632,969	7,717,488	Floor 1.000%
CMO Series 2019-4 Class A3				07/31/2028	8.750%	235,000	242,492

11/25/2059	3.000%	4,488,497	4,548,830	Project Alpha Intermediate Holding, Inc.(b),(o)
CMO Series 2019-INV3 Class A3				Term Loan
				1-month USD LIBOR + 4.000%
11/25/2059	3.100%	8,619,721	8,758,398
				04/26/2024	4.110%	220,962	221,119
CMO Series 2020-1 Class A3

				Total			1,259,046
01/25/2060	2.724%	16,146,610	16,313,344

CMO Series 2020-NPL1 Class A1				Total Senior Loans
				(Cost $2,240,802)			2,262,339
08/25/2050	3.598%	7,184,449	7,214,393

Visio Trust(a),(f)
				U.S. Treasury Obligations 0.9%
CMO Series 2019-2 Class A3
11/25/2054	3.076%	5,879,781	6,046,955		Coupon	Principal
				Issuer	Rate	Amount ($)	Value ($)
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $1,326,206,584)			1,348,678,157	U.S. Treasury
				08/15/2027	2.250%	30,048,500	32,135,462

				08/15/2048	3.000%	7,560,000	9,022,388

				Total U.S. Treasury Obligations
				(Cost $37,272,716)			41,157,850

The accompanying Notes to Financial Statements are an integral part of this statement.
			Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021				29

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Options Purchased Puts 0.6%

		Value ($)
(Cost $13,989,500)		28,782,543

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(p),(q)	129,470,444	129,457,497
Total Money Market Funds
(Cost $129,457,497)		129,457,497

Total Investments in Securities
(Cost: $5,026,016,122)		5,185,171,507

Other Assets & Liabilities, Net		(586,433,992)

Net Assets		4,598,737,515

At June 30, 2021, securities and/or cash totaling $80,887,047 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to	Currency to		Settlement	Unrealized	Unrealized
be sold	be purchased	Counterparty	date	appreciation ($)	depreciation ($)
10,556,000 EUR	12,799,530 USD	UBS	07/23/2021	277,137	—

Long futures contracts

	Number of	Expiration	Trading	Notional	Value/Unrealized	Value/Unrealized
Description	contracts	date	currency	amount	appreciation ($)	depreciation ($)
U.S. Treasury 10-Year Note	8,014	09/2021	USD	1,061,855,000	7,402,281	—
U.S. Treasury 2-Year Note	1,024	09/2021	USD	225,607,999	—	(322,021)
U.S. Treasury 5-Year Note	1,886	09/2021	USD	232,788,392	—	(353,423)
U.S. Ultra Bond 10-Year Note	151	09/2021	USD	22,227,672	430,254	—
U.S. Ultra Treasury Bond	533	09/2021	USD	102,702,438	5,003,449	—
Total					12,835,984	(675,444)

Put option contracts purchased

		Trading	Notional	Number of	Exercise	Expiration
Description	Counterparty	currency	amount	contracts	price/Rate	date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to	Citi
receive 3-Month USD LIBOR BBA and pay
exercise rate		USD	270,000,000	270,000,000	1.00	09/30/2021	4,698,000	12,456,261
10-Year OTC interest rate swap with Citi to	Citi
receive 3-Month USD LIBOR BBA and pay
exercise rate		USD	310,000,000	310,000,000	1.25	12/03/2021	4,805,000	9,809,206
10-Year OTC interest rate swap with Morgan	Morgan Stanley
Stanley to receive 3-Month USD LIBOR BBA
and pay exercise rate		USD	150,000,000	150,000,000	1.25	11/18/2021	1,830,000	4,566,345
5-Year OTC interest rate swap with Morgan	Morgan Stanley
Stanley to receive 3-Month USD LIBOR BBA
and pay exercise rate		USD	253,000,000	253,000,000	1.50	05/20/2022	2,656,500	1,950,731
Total							13,989,500	28,782,543

The accompanying Notes to Financial Statements are an integral part of this statement.

30 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Call option contracts written

				Trading		Notional	Number of	Exercise		Expiration		Premium
Description			Counterparty	currency		amount	contracts	price/Rate		date	received ($)		Value ($)
10-Year OTC interest rate swap with Morgan			Morgan Stanley
Stanley to receive 3-Month USD LIBOR BBA
and pay exercise rate				USD	(150,000,000)		(150,000,000)		1.70	10/01/2021	(2,073,750)		(4,173,075)

Put option contracts written
				Trading		Notional	Number of	Exercise		Expiration		Premium
Description			Counterparty	currency		amount	contracts	price/Rate		date	received ($)		Value ($)
10-Year OTC interest rate swap with Citi to receive			Citi
exercise rate and pay 3-Month USD LIBOR BBA				USD	(220,000,000)		(220,000,000)		2.20	03/17/2022	(4,114,000)		(1,177,264)

Cleared interest rate swap contracts
										Upfront	Upfront	Unrealized	Unrealized
		Payment				Maturity	Notional	Notional	Value	payments	receipts	appreciation	depreciation
Fund receives	Fund pays	frequency	Counterparty			date	currency	amount	($)	($)	($)	($)	($)
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Morgan Stanley
2.372%	Consumers
	NSA				02/17/2031		USD	201,600,000	(5,713,607)	—	—	—	(5,713,607)
3-Month USD	Fixed rate of	Receives Quarterly, Pays SemiAnnually	Morgan Stanley
LIBOR	1.635%				03/18/2031		USD	125,000,000	(2,996,700)	—	—	—	(2,996,700)
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Morgan Stanley
2.653%	Consumers
	NSA				05/14/2031		USD	85,000,000	670,773	—	—	670,773	—
Fixed rate of	U.S. CPI Urban	Receives at Maturity, Pays at Maturity	Morgan Stanley
2.510%	Consumers
	NSA				06/10/2031		USD	111,425,336	(510,310)	—	—	—	(510,310)
Total									(8,549,844)	—	—	670,773	(9,220,617)

Credit default swap contracts - buy protection
									Periodic
				Pay					payments
				fixed					receivable	Upfront	Upfront	Unrealized	Unrealized
Reference			Maturity	rate	Payment	Notional	Notional	Value	(payable)	payments	receipts	appreciation	depreciation
entity		Counterparty	date	(%)	frequency currency		amount	($)	($)	($)	($)	($)	($)
Markit CMBX North America
Index, Series 10 BBB-		JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	1,498,125	(8,500)	720,275	—	769,350	—
Markit CMBX North America
Index, Series 11 BBB-		JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	126,031	(1,850)	131,649	—	—	(7,468)
Markit CMBX North America
Index, Series 11 BBB-		Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	352,500	(2,000)	242,435	—	108,065	—
Total								1,976,656	(12,350)	1,094,359	—	877,415	(7,468)

Cleared credit default swap contracts - buy protection
					Pay
					fixed					Upfront	Upfront	Unrealized	Unrealized
Reference				Maturity	rate	Payment	Notional	Notional	Value	payments	receipts	appreciation	depreciation
entity		Counterparty		date	(%)	frequency	currency	amount	($)	($)	($)	($)	($)
Markit CDX North America High Yield
Index, Series 36		Morgan Stanley	06/20/2026		5.000	Quarterly	USD	425,527,000	(6,807,981)	—	—	—	(6,807,981)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	31

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Credit default swap contracts - sell protection

									Periodic
			Receive		Implied				payments
			fixed		credit				receivable	Upfront	Upfront	Unrealized	Unrealized
Reference		Maturity	rate	Payment	spread	Notional	Notional	Value	(payable)	payments	receipts	appreciation	depreciation
entity	Counterparty	date	(%)	frequency	(%)*	currency	amount	($)	($)	($)	($)	($)	($)
Markit CMBX North
America Index,
Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	4.921	USD	9,000,000	(793,125)	4,500	—	(2,043,518)	1,254,893	—
Markit CMBX North
America Index,
Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.921	USD	19,200,000	(1,692,001)	9,600	—	(3,698,245)	2,015,844	—
Markit CMBX North
America Index,
Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.921	USD	22,500,000	(1,982,812)	11,250	—	(3,651,957)	1,680,395	—
Markit CMBX North
America Index,
Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.921	USD	10,000,000	(881,250)	5,000	—	(2,248,564)	1,372,314	—
Markit CMBX North
America Index,
Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.921	USD	10,000,000	(881,250)	5,000	—	(1,741,813)	865,563	—
Markit CMBX North
America Index,
Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.921	USD	9,500,000	(837,188)	4,750	—	(1,593,398)	760,960	—
Markit CMBX North
America Index,
Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.623	USD	6,100,000	(207,781)	3,050	—	(930,491)	725,760	—
Markit CMBX North
America Index,
Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.921	USD	15,000,000	(1,321,875)	7,500	—	(3,363,147)	2,048,772	—
Markit CMBX North
America Index,
Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.921	USD	10,000,000	(881,250)	5,000	—	(2,035,019)	1,158,769	—
Markit CMBX North
America Index,
Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.921	USD	14,250,000	(1,255,781)	7,125	—	(2,390,096)	1,141,440	—
Markit CMBX North
America Index,
Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.921	USD	7,000,000	(616,875)	3,500	—	(1,382,394)	769,019	—
Total								(11,351,188)	66,275	—	(25,078,642)	13,793,729	—

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end

Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.146%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted	5.391%
	Index

The accompanying Notes to Financial Statements are an integral part of this statement.

32 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments

(a)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $2,987,748,258, which represents 64.97% of total net assets.

(b)Variable rate security. The interest rate shown was the current rate as of June 30, 2021.

(c)Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $84,885,422, which represents 1.85% of total net assets.

(d)Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of June 30, 2021 and is not reflective of the cash flow payments.

(e)Valuation based on significant unobservable inputs.

(f)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(g)Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(h)Represents a security purchased on a when-issued basis.

(i)Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.

(j)Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.

(k)Represents a security purchased on a forward commitment basis.

(l)Principal amounts are denominated in United States Dollars unless otherwise noted.

(m)Principal and interest may not be guaranteed by a governmental entity.

(n)This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(o)The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)The rate shown is the seven-day current annualized yield at June 30, 2021.

(q)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	279,463,875	768,822,648	(918,829,026)	—	129,457,497	—	56,078	129,470,444

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

Currency Legend

EUR	Euro
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	33

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	224,687	—	224,687
Asset-Backed Securities — Non-Agency	—	702,914,390	12,394,589	715,308,979
Commercial Mortgage-Backed Securities - Agency	—	77,956,342	—	77,956,342
Commercial Mortgage-Backed Securities - Non-Agency	—	350,826,502	—	350,826,502
Convertible Bonds	—	3,961,234	—	3,961,234
Corporate Bonds & Notes	—	1,323,003,038	—	1,323,003,038
Foreign Government Obligations	—	179,521,052	—	179,521,052
Residential Mortgage-Backed Securities - Agency	—	984,031,287	—	984,031,287
Residential Mortgage-Backed Securities - Non-Agency	—	1,226,514,157	122,164,000	1,348,678,157
Senior Loans	—	2,262,339	—	2,262,339
U.S. Treasury Obligations	41,157,850	—	—	41,157,850
Options Purchased Puts	—	28,782,543	—	28,782,543
Money Market Funds	129,457,497	—	—	129,457,497
Total Investments in Securities	170,615,347	4,879,997,571	134,558,589	5,185,171,507
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	277,137	—	277,137
Futures Contracts	12,835,984	—	—	12,835,984
Swap Contracts	—	15,341,917	—	15,341,917

The accompanying Notes to Financial Statements are an integral part of this statement.

34 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(675,444)	—	—	(675,444)
Options Contracts Written	—	(5,350,339)	—	(5,350,339)
Swap Contracts	—	(16,036,066)	—	(16,036,066)
Total	182,775,887	4,874,230,220	134,558,589	5,191,564,696

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

		Increase
		(decrease)		Change
	Balance	in accrued		in unrealized			Transfers	Transfers	Balance
	as of	discounts/	Realized	appreciation			into	out of	as of
	12/31/2020	premiums	gain (loss)	(depreciation)(a)	Purchases	Sales	Level 3	Level 3	06/30/2021
	($)	($)	($)	($)	($)	($)	($)	($)	($)
Asset-Backed Securities —
Non-Agency	51,117,730	69,581	—	(694,735)	—	(11,556,210)	—	(26,541,777)	12,394,589
Residential Mortgage-Backed
Securities — Agency	6,738,094	—	—	—	—	—	—	(6,738,094)	—
Residential Mortgage-Backed
Securities — Non-Agency	152,397,172	—	7,246	17,527	90,750,000	(36,830,974)	—	(84,176,971)	122,164,000
Total	210,252,996	69,581	7,246	(677,208)	90,750,000	(48,387,184)	—	(117,456,842)	134,558,589

(a)Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2021 was $(662,000), which is comprised of Asset-Backed Securities — Non-Agency of $(679,527) and Residential Mortgage-Backed Securities — Non-Agency of $17,527.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	35

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $4,882,569,125)	$5,026,931,467
Affiliated issuers (cost $129,457,497)	129,457,497
Options purchased (cost $13,989,500)	28,782,543
Foreign currency (cost $321,190)	319,546
Cash collateral held at broker for:
Swap contracts	5,617,000
TBA	610,000
Other(a)	666,000
Margin deposits on:
Swap contracts	48,750,522
Unrealized appreciation on forward foreign currency exchange contracts	277,137
Unrealized appreciation on swap contracts	14,671,144
Upfront payments on swap contracts	1,094,359
Receivable for:
Investments sold	35,998,904
Investments sold on a delayed delivery basis	261,856
Capital shares sold	49,315
Dividends	4,388
Interest	25,023,345
Foreign tax reclaims	45,833
Variation margin for futures contracts	2,692,920
Variation margin for swap contracts	138,267
Prepaid expenses	47,310
Total assets	5,321,439,353
Liabilities
Option contracts written, at value (premiums received $6,187,750)	5,350,339
Due to custodian	23,270
Unrealized depreciation on swap contracts	7,468
Upfront receipts on swap contracts	25,078,642
Payable for:
Investments purchased	19,284,696
Investments purchased on a delayed delivery basis	668,200,531
Capital shares purchased	1,660,050
Variation margin for swap contracts	2,514,947
Management services fees	59,097
Distribution and/or service fees	2,510
Service fees	31,486
Compensation of board members	433,161
Compensation of chief compliance officer	499
Other expenses	55,142
Total liabilities	722,701,838
Net assets applicable to outstanding capital stock	$4,598,737,515

Represented by
Paid in capital	3,913,470,611
Total distributable earnings (loss)	685,266,904
Total - representing net assets applicable to outstanding capital stock	$4,598,737,515

The accompanying Notes to Financial Statements are an integral part of this statement.

36 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2021 (Unaudited)

Class 1

Net assets	$3,943,909,954
Shares outstanding	340,483,502
Net asset value per share	$11.58
Class 2
Net assets	$77,440,671
Shares outstanding	6,724,306
Net asset value per share	$11.52
Class 3
Net assets	$577,386,890
Shares outstanding	49,834,088
Net asset value per share	$11.59

(a) Includes collateral related to options contracts written and swap contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	37

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — affiliated issuers	$56,078
Interest	80,653,182
Total income	80,709,260
Expenses:
Management services fees	10,647,099
Distribution and/or service fees
Class 2	94,478
Class 3	363,910
Service fees	197,790
Compensation of board members	97,270
Custodian fees	31,133
Printing and postage fees	23,664
Audit fees	24,547
Legal fees	24,040
Interest on collateral	44,025
Compensation of chief compliance officer	412
Other	15,718
Total expenses	11,564,086
Net investment income	69,145,174
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,577,689
Foreign currency translations	48,646
Forward foreign currency exchange contracts	(478,349)
Futures contracts	(41,137,623)
Swap contracts	1,271,535
Net realized loss	(11,718,102)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(50,801,328)
Foreign currency translations	(11,285)
Forward foreign currency exchange contracts	983,703
Futures contracts	11,919,782
Options purchased	13,264,601
Options contracts written	837,411
Swap contracts	(12,766,213)
Net change in unrealized appreciation (depreciation)	(36,573,329)
Net realized and unrealized loss	(48,291,431)
Net increase in net assets resulting from operations	$20,853,743

The accompanying Notes to Financial Statements are an integral part of this statement.

38 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$69,145,174	$146,999,278
Net realized gain (loss)	(11,718,102)	286,043,539
Net change in unrealized appreciation (depreciation)	(36,573,329)	114,057,961
Net increase in net assets resulting from operations	20,853,743	547,100,778
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(161,196,609)
Class 2	—	(2,429,771)
Class 3	—	(21,874,499)
Total distributions to shareholders	—	(185,500,879)
Decrease in net assets from capital stock activity	(203,097,769)	(240,660,704)
Total increase (decrease) in net assets	(182,244,026)	120,939,195
Net assets at beginning of period	4,780,981,541	4,660,042,346
Net assets at end of period	$4,598,737,515	$4,780,981,541
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	12,197,237	139,995,413	12,264,798	134,334,232
Distributions reinvested	—	—	14,405,416	161,196,609
Redemptions	(28,093,004)	(323,435,502)	(52,440,890)	(574,772,886)
Net decrease	(15,895,767)	(183,440,089)	(25,770,676)	(279,242,045)
Class 2
Subscriptions	675,157	7,720,442	1,770,601	19,662,463
Distributions reinvested	—	—	217,917	2,429,771
Redemptions	(465,615)	(5,317,658)	(466,322)	(5,108,305)
Net increase	209,542	2,402,784	1,522,196	16,983,929
Class 3
Subscriptions	587,532	6,755,411	3,079,900	34,353,886
Distributions reinvested	—	—	1,953,080	21,874,499
Redemptions	(2,505,462)	(28,815,875)	(3,167,429)	(34,630,973)
Net increase (decrease)	(1,917,930)	(22,060,464)	1,865,551	21,597,412
Total net decrease	(17,604,155)	(203,097,769)	(22,382,929)	(240,660,704)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	39

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.53	0.17	(0.12)	0.05	—	—	—
Year Ended 12/31/2020	$10.66	0.35	0.98	1.33	(0.33)	(0.13)	(0.46)
Year Ended 12/31/2019	$10.08	0.36	0.57	0.93	(0.35)	—	(0.35)
Year Ended 12/31/2018	$10.36	0.33	(0.29)	0.04	(0.25)	(0.07)	(0.32)
Year Ended 12/31/2017	$10.35	0.28	0.12	0.40	(0.30)	(0.09)	(0.39)
Year Ended 12/31/2016	$10.07	0.30	0.17	0.47	(0.18)	(0.01)	(0.19)
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.48	0.16	(0.12)	0.04	—	—	—
Year Ended 12/31/2020	$10.62	0.32	0.97	1.29	(0.30)	(0.13)	(0.43)
Year Ended 12/31/2019	$10.04	0.33	0.57	0.90	(0.32)	—	(0.32)
Year Ended 12/31/2018	$10.32	0.30	(0.29)	0.01	(0.22)	(0.07)	(0.29)
Year Ended 12/31/2017	$10.31	0.25	0.12	0.37	(0.27)	(0.09)	(0.36)
Year Ended 12/31/2016	$10.03	0.27	0.18	0.45	(0.16)	(0.01)	(0.17)
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$11.54	0.17	(0.12)	0.05	—	—	—
Year Ended 12/31/2020	$10.67	0.34	0.97	1.31	(0.31)	(0.13)	(0.44)
Year Ended 12/31/2019	$10.09	0.35	0.56	0.91	(0.33)	—	(0.33)
Year Ended 12/31/2018	$10.37	0.31	(0.29)	0.02	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2017	$10.36	0.27	0.11	0.38	(0.28)	(0.09)	(0.37)
Year Ended 12/31/2016	$10.08	0.28	0.18	0.46	(0.17)	(0.01)	(0.18)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

(d)Ratios include interest on collateral expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

40 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$11.58	0.43%	0.49%(c),(d)	0.49%(c),(d)	3.07%(c)	111%	$3,943,910
Year Ended 12/31/2020	$11.53	12.58%	0.49%(d)	0.49%(d)	3.16%	312%	$4,108,990
Year Ended 12/31/2019	$10.66	9.25%	0.49%(d)	0.49%(d)	3.46%	256%	$4,074,589
Year Ended 12/31/2018	$10.08	0.40%	0.49%(d)	0.49%(d)	3.21%	222%	$3,919,654
Year Ended 12/31/2017	$10.36	3.86%	0.51%	0.51%	2.69%	396%	$4,242,173
Year Ended 12/31/2016	$10.35	4.68%	0.54%	0.54%	2.86%	400%	$4,384,210
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$11.52	0.35%	0.74%(c),(d)	0.74%(c),(d)	2.82%(c)	111%	$77,441
Year Ended 12/31/2020	$11.48	12.28%	0.74%(d)	0.74%(d)	2.93%	312%	$74,775
Year Ended 12/31/2019	$10.62	9.03%	0.74%(d)	0.74%(d)	3.19%	256%	$53,012
Year Ended 12/31/2018	$10.04	0.14%	0.74%(d)	0.74%(d)	2.96%	222%	$37,454
Year Ended 12/31/2017	$10.32	3.61%	0.76%	0.76%	2.44%	396%	$37,866
Year Ended 12/31/2016	$10.31	4.43%	0.79%	0.79%	2.60%	400%	$34,167
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$11.59	0.43%	0.61%(c),(d)	0.61%(c),(d)	2.94%(c)	111%	$577,387
Year Ended 12/31/2020	$11.54	12.45%	0.61%(d)	0.61%(d)	3.04%	312%	$597,217
Year Ended 12/31/2019	$10.67	9.12%	0.61%(d)	0.61%(d)	3.33%	256%	$532,441
Year Ended 12/31/2018	$10.09	0.27%	0.61%(d)	0.61%(d)	3.07%	222%	$518,931
Year Ended 12/31/2017	$10.37	3.73%	0.64%	0.64%	2.56%	396%	$617,144
Year Ended 12/31/2016	$10.36	4.54%	0.66%	0.66%	2.74%	400%	$688,625

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	41

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

42 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	43

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward foreign currency exchange contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.

44 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	45

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest rate swaption contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit default swap contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/ moratorium.

46 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Interest rate and inflation rate swap contracts

The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	47

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

	Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	14,671,144*
Credit risk	Upfront payments on swap contracts	1,094,359
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	277,137
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	12,835,984*
Interest rate risk	Investments, at value — Options purchased	28,782,543
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	670,773*
Total		58,331,940

	Liability derivatives
	Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,815,449*
Credit risk	Upfront receipts on swap contracts	25,078,642
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	675,444*
Interest rate risk	Options contracts written, at value	5,350,339
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	9,220,617*
Total		47,140,491

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

	Forward
	foreign
	currency
	exchange	Futures	Swap
	contracts	contracts	contracts	Total
Risk exposure category	($)	($)	($)	($)
Credit risk	—	—	1,211,532	1,211,532
Foreign exchange risk	(478,349)	—	—	(478,349)
Interest rate risk	—	(41,137,623)	60,003	(41,077,620)
Total	(478,349)	(41,137,623)	1,271,535	(40,344,437)

48 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income

	Forward
	foreign
	currency		Options	Options
	exchange	Futures	contracts	contracts	Swap
	contracts	contracts	written	purchased	contracts	Total
Risk exposure category	($)	($)	($)	($)	($)	($)
Credit risk	—	—	—	—	(4,216,369)	(4,216,369)
Foreign exchange risk	983,703	—	—	—	—	983,703
Interest rate risk	—	11,919,782	837,411	13,264,601	(8,549,844)	17,471,950
Total	983,703	11,919,782	837,411	13,264,601	(12,766,213)	14,239,284

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)
Futures contracts — long	1,628,419,793*
Futures contracts — short	34,425,417**
Credit default swap contracts — buy protection	368,167,000*
Credit default swap contracts — sell protection	143,000,000*
		Average
Derivative instrument		value ($)*
Options contracts — purchased		41,948,686
Options contracts — written		(5,132,911)

	Average unrealized	Average unrealized
Derivative instrument	appreciation ($)*	depreciation ($)*
Forward foreign currency exchange contracts	342,871	—
Interest rate swap contracts	1,231,679	(6,399,314)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

**Based on the ending daily outstanding amounts for the six months ended June 30, 2021.

Investments in senior loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	49

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage dollar roll transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest only and principal only securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity.

50 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of assets and liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2021:

				Morgan	Morgan
	Citi ($) (a)	Citi ($) (a)	JPMorgan ($)	Stanley ($) (a)	Stanley ($) (a)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	138,267	-	138,267
Forward foreign currency exchange contracts	-	-	-	-	-	277,137	277,137
Options purchased puts	22,265,467	-	-	6,517,076	-	-	28,782,543
OTC credit default swap contracts (c)	-	1,254,893	9,042,110	5,468,500	-	-	15,765,503
Total assets	22,265,467	1,254,893	9,042,110	11,985,576	138,267	277,137	44,963,450
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	2,514,947	-	2,514,947
Options contracts written	1,177,264	-	-	4,173,075	-	-	5,350,339
OTC credit default swap contracts (c)	-	2,043,518	13,871,936	9,170,656	-	-	25,086,110
Total liabilities	1,177,264	2,043,518	13,871,936	13,343,731	2,514,947	-	32,951,396
Total financial and derivative net assets	21,088,203	(788,625)	(4,829,826)	(1,358,155)	(2,376,680)	277,137	12,012,054
Total collateral received (pledged) (d)	21,088,203	(787,000)	(4,829,826)	(666,000)	(2,376,680)	-	12,428,697
Net amount (e)	-	(1,625)	-	(692,155)	-	277,137	(416,643)

(a)Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c)Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e)Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	51

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

52 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.47% of the Fund's average daily net assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.01% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund's average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	53

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

	Contractual	Voluntary
	expense cap	expense cap	Contractual
	July 1, 2021	May 1, 2021	expense cap
	through	through	prior to
	April 30, 2022	June 30, 2021	May 1, 2021
Class 1	0.55%	0.55%	0.55%
Class 2	0.80	0.80	0.80
Class 3	0.675	0.675	0.675

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
4,995,844,000	213,832,000	(42,095,000)	171,737,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,674,378,294 and $5,936,916,492, respectively, for the six months ended June 30, 2021, of which $4,457,153,828 and $4,656,821,382, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

54 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	55

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

High-yield investments risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

LIBOR replacement risk

The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced

56 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage- backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Shareholder concentration risk

At June 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	57

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

58 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Intermediate Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determina- tion. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	59

APPROVAL OF MANAGEMENT AGREEMENT (continued)

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Management Agreement;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

60 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager's performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021	61

APPROVAL OF MANAGEMENT AGREEMENT (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

62 Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2021

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Columbia Variable Portfolio – Intermediate Bond Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2056 AR (8/21)

SEMIANNUAL REPORT

June 30, 2021

VARIABLE PORTFOLIO – PARTNERS CORE EQUITY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	11
Statement of Operations................................................................................................................................................	12
Statement of Changes in Net Assets ................................................................................................................................	13
Financial Highlights.......................................................................................................................................................	14
Notes to Financial Statements .......................................................................................................................................	16
Liquidity Risk Management Program .................................................................................................................................	25
Approval of Management and Subadvisory Agreements.........................................................................................................	25

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management

J.P. Morgan Investment Management Inc.

Scott Davis

David Small

T. Rowe Price Associates, Inc.

Jeffrey Rottinghaus, CPA*

*Effective April 1, 2022, Jeffrey Rottinghaus will step down as the portfolio manager of the T. Rowe Price portion of the Fund and will be succeeded by Shawn Driscoll. Mr. Driscoll currently serves as Vice President and Portfolio Manager of T. Rowe Price.

Average annual total returns (%) (for the period ended June 30, 2021)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	16.66	42.99	15.34	12.22
Class 2	05/03/10	16.54	42.64	15.05	11.93
Class 3	05/01/06	16.59	42.84	15.19	12.07
S&P 500 Index		15.25	40.79	17.65	14.84

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	97.7
Money Market Funds	2.3
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at June 30, 2021)
Communication Services	9.8
Consumer Discretionary	12.7
Consumer Staples	5.0
Energy	0.1
Financials	11.8
Health Care	13.8
Industrials	11.1
Information Technology	26.3
Materials	2.5
Real Estate	2.8
Utilities	4.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2021 — June 30, 2021

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,166.60	1,021.42	3.65	3.41	0.68
Class 2	1,000.00	1,000.00	1,165.40	1,020.18	4.99	4.66	0.93
Class 3	1,000.00	1,000.00	1,165.90	1,020.78	4.35	4.06	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	5

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.5%

Issuer	Shares	Value ($)
Communication Services 9.5%
Entertainment 0.1%
Netflix, Inc.(a)	4,619	2,439,802
Interactive Media & Services 7.8%
Alphabet, Inc., Class A(a)	9,470	23,123,752
Alphabet, Inc., Class C(a)	54,694	137,080,666
Facebook, Inc., Class A(a)	187,182	65,085,053
Pinterest, Inc., Class A(a)	131,600	10,389,820
Total		235,679,291

Media 1.1%
Charter Communications, Inc., Class A(a)	46,412	33,483,937

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 4.9%
Beverages 3.7%
Coca-Cola Co. (The)	1,202,629	65,074,255
PepsiCo, Inc.	300,213	44,482,560

Total		109,556,815

Food Products 0.9%
Mondelez International, Inc., Class A	444,297	27,741,905

Household Products 0.3%
Kimberly-Clark Corp.	64,100	8,575,298

Total Consumer Staples		145,874,018

Energy 0.1%

Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc.(a)	99,200	14,367,136
Total Communication Services		285,970,166

Consumer Discretionary 12.4%
Automobiles 0.7%
Tesla Motors, Inc.(a)	31,106	21,142,748
Hotels, Restaurants & Leisure 4.3%
Booking Holdings, Inc.(a)	8,630	18,883,217
Marriott International, Inc., Class A(a)	142,150	19,406,318
McDonald's Corp.	208,451	48,150,096
Starbucks Corp.	173,828	19,435,709
Yum! Brands, Inc.	196,661	22,621,915

Total		128,497,255

Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.(a)	45,662	157,084,586
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	126,633	12,599,983
Specialty Retail 1.8%
Lowe's Companies, Inc.	101,270	19,643,342
O'Reilly Automotive, Inc.(a)	17,308	9,799,963
Ross Stores, Inc.	74,673	9,259,452
TJX Companies, Inc. (The)	205,894	13,881,373

Total		52,584,130

Total Consumer Discretionary		371,908,702

Oil, Gas & Consumable Fuels 0.1%
Pioneer Natural Resources Co.	21,095	3,428,359

Total Energy		3,428,359

Financials 11.5%
Banks 4.4%
Bank of America Corp.	695,105	28,659,179
SVB Financial Group(a)	6,421	3,572,837
Truist Financial Corp.	476,246	26,431,653
U.S. Bancorp	328,263	18,701,143
Wells Fargo & Co.	1,225,070	55,483,420

Total		132,848,232

Capital Markets 4.3%
Charles Schwab Corp. (The)	409,570	29,820,792
Goldman Sachs Group, Inc. (The)	91,214	34,618,449
Intercontinental Exchange, Inc.	145,597	17,282,364
Morgan Stanley	234,772	21,526,245
S&P Global, Inc.	61,276	25,150,734

Total		128,398,584

Insurance 2.8%
Chubb Ltd.	95,729	15,215,167
Marsh & McLennan Companies, Inc.	272,731	38,367,797
Progressive Corp. (The)	109,540	10,757,924
RenaissanceRe Holdings Ltd.	118,800	17,679,816

Total		82,020,704

Total Financials		343,267,520

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 13.5%
Biotechnology 2.3%
AbbVie, Inc.	451,286	50,832,855
Biogen, Inc.(a)	28,482	9,862,462
Regeneron Pharmaceuticals, Inc.(a)	13,808	7,712,320
Total		68,407,637

Health Care Equipment & Supplies 3.8%
Boston Scientific Corp.(a)	899,877	38,478,741
Danaher Corp.	116,654	31,305,267
Intuitive Surgical, Inc.(a)	12,672	11,653,678
Medtronic PLC	254,389	31,577,307

Total		113,014,993

Health Care Providers & Services 2.5%
Cigna Corp.	166,811	39,545,884
UnitedHealth Group, Inc.	88,507	35,441,743

Total		74,987,627

Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	302,916	20,240,847
Eli Lilly & Co.	232,784	53,428,584
Johnson & Johnson	297,947	49,083,789
Zoetis, Inc.	131,878	24,576,784

Total		147,330,004

Total Health Care		403,740,261

Industrials 10.8%
Aerospace & Defense 1.4%
Howmet Aerospace, Inc.(a)	825,244	28,446,161
Northrop Grumman Corp.	34,152	12,411,861

Total		40,858,022

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	96,088	19,983,421

Airlines 0.5%
Delta Air Lines, Inc.(a)	311,209	13,462,901
Commercial Services & Supplies 1.3%
Copart, Inc.(a)	95,100	12,537,033
Waste Connections, Inc.	214,855	25,660,133

Total		38,197,166

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 1.2%
Eaton Corp. PLC	239,136	35,435,173

Industrial Conglomerates 1.8%
General Electric Co.	2,056,798	27,684,501
Honeywell International, Inc.	123,394	27,066,474

Total		54,750,975

Machinery 1.5%
Caterpillar, Inc.	107,027	23,292,286
Deere & Co.	23,721	8,366,634
PACCAR, Inc.	87,676	7,825,083
Stanley Black & Decker, Inc.	30,580	6,268,594

Total		45,752,597

Professional Services 0.5%
Leidos Holdings, Inc.	160,243	16,200,567

Road & Rail 1.9%
Norfolk Southern Corp.	131,594	34,926,364
Union Pacific Corp.	103,431	22,747,580

Total		57,673,944

Total Industrials		322,314,766

Information Technology 25.7%
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp., Class A	399,801	27,350,386
TE Connectivity Ltd.	102,888	13,911,487

Total		41,261,873

IT Services 8.1%
Accenture PLC, Class A	74,462	21,950,653
Affirm Holdings, Inc.(a)	48,279	3,251,591
Broadridge Financial Solutions, Inc.	135,053	21,815,111
Fidelity National Information Services, Inc.	174,707	24,750,741
Fiserv, Inc.(a)	251,813	26,916,291
FleetCor Technologies, Inc.(a)	44,412	11,372,137
MasterCard, Inc., Class A	138,907	50,713,557
Shopify, Inc., Class A(a)	3,658	5,344,265
VeriSign, Inc.(a)	104,208	23,727,119
Visa, Inc., Class A	219,428	51,306,655

Total		241,148,120

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	7

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	470,886	44,230,322
Analog Devices, Inc.	201,050	34,612,768
ASML Holding NV	19,395	13,398,842
Lam Research Corp.	10,493	6,827,795
NXP Semiconductors NV	78,846	16,220,199
QUALCOMM, Inc.	189,342	27,062,652

Total		142,352,578

Software 9.4%
Ceridian HCM Holding, Inc.(a)	59,676	5,724,122
Intuit, Inc.	54,175	26,554,960
Microsoft Corp.	735,123	199,144,821
Salesforce.com, Inc.(a)	124,165	30,329,784
ServiceNow, Inc.(a)	26,100	14,343,255
Zoom Video Communications, Inc., Class A(a)	15,700	6,076,371
Total		282,173,313

Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	450,863	61,750,196

Total Information Technology		768,686,080

Materials 2.4%
Chemicals 2.0%
Eastman Chemical Co.	116,085	13,552,924
Linde PLC	111,927	32,358,096
PPG Industries, Inc.	82,033	13,926,742

Total		59,837,762

Containers & Packaging 0.4%
Crown Holdings, Inc.	53,256	5,443,296
WestRock Co.	152,900	8,137,338

Total		13,580,634

Total Materials		73,418,396

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	94,323	25,480,415
Equity Residential	310,832	23,934,064
Prologis, Inc.	264,151	31,573,969

Total		80,988,448

Total Real Estate		80,988,448

Utilities 4.0%
Electric Utilities 3.2%
NextEra Energy, Inc.	743,276	54,467,265
Xcel Energy, Inc.	645,412	42,519,743

Total		96,987,008

Multi-Utilities 0.8%
Sempra Energy	168,500	22,322,880

Total Utilities		119,309,888

Total Common Stocks
(Cost $2,433,031,686)		2,918,906,604

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	69,016,959	69,010,057
Total Money Market Funds
(Cost $69,010,057)		69,010,057

Total Investments in Securities
(Cost: $2,502,041,743)		2,987,916,661

Other Assets & Liabilities, Net		5,681,400

Net Assets		2,993,598,061

At June 30, 2021, securities and/or cash totaling $846,000 were pledged as collateral.

Investments in derivatives

Long futures contracts

	Number of	Expiration	Trading	Notional	Value/Unrealized	Value/Unrealized
Description	contracts	date	currency	amount	appreciation ($)	depreciation ($)
S&P 500 Index E-mini	76	09/2021	USD	16,296,680	242,973	—

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at June 30, 2021.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended

June 30, 2021 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
Columbia Short-Term Cash Fund, 0.051%
	61,365,177	382,829,638	(375,184,758)	—	69,010,057	—	22,597	69,016,959

Currency Legend

USD US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2021:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	285,970,166	—	—	285,970,166
Consumer Discretionary	371,908,702	—	—	371,908,702
Consumer Staples	145,874,018	—	—	145,874,018
The accompanying Notes to Financial Statements are an integral part of this statement.
	Variable Portfolio – Partners Core Equity Fund		| Semiannual Report 2021	9

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2021 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	3,428,359	—	—	3,428,359
Financials	343,267,520	—	—	343,267,520
Health Care	403,740,261	—	—	403,740,261
Industrials	322,314,766	—	—	322,314,766
Information Technology	768,686,080	—	—	768,686,080
Materials	73,418,396	—	—	73,418,396
Real Estate	80,988,448	—	—	80,988,448
Utilities	119,309,888	—	—	119,309,888
Total Common Stocks	2,918,906,604	—	—	2,918,906,604
Money Market Funds	69,010,057	—	—	69,010,057
Total Investments in Securities	2,987,916,661	—	—	2,987,916,661
Investments in Derivatives
Asset
Futures Contracts	242,973	—	—	242,973
Total	2,988,159,634	—	—	2,988,159,634

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $2,433,031,686)	$2,918,906,604
Affiliated issuers (cost $69,010,057)	69,010,057
Margin deposits on:
Futures contracts	846,000
Receivable for:
Investments sold	9,990,155
Dividends	1,916,201
Foreign tax reclaims	39,232
Variation margin for futures contracts	25,080
Prepaid expenses	35,598
Total assets	3,000,768,927
Liabilities
Payable for:
Investments purchased	6,753,846
Capital shares purchased	128,196
Management services fees	54,916
Distribution and/or service fees	202
Service fees	1,706
Compensation of board members	192,358
Compensation of chief compliance officer	310
Other expenses	39,332
Total liabilities	7,170,866
Net assets applicable to outstanding capital stock	$2,993,598,061

Represented by
Trust capital	$2,993,598,061
Total - representing net assets applicable to outstanding capital stock	$2,993,598,061

Class 1
Net assets	$2,947,627,415
Shares outstanding	90,526,493
Net asset value per share	$32.56
Class 2
Net assets	$12,896,717
Shares outstanding	406,706
Net asset value per share	$31.71
Class 3
Net assets	$33,073,929
Shares outstanding	1,029,875
Net asset value per share	$32.11
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$17,680,991
Dividends — affiliated issuers	22,597
Foreign taxes withheld	(21,482)
Total income	17,682,106
Expenses:
Management services fees	9,542,988
Distribution and/or service fees
Class 2	14,963
Class 3	19,970
Service fees	12,778
Compensation of board members	51,992
Custodian fees	12,974
Printing and postage fees	2,542
Audit fees	27,250
Legal fees	16,511
Compensation of chief compliance officer	261
Other	13,884
Total expenses	9,716,113
Net investment income	7,965,993
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	549,088,500
Futures contracts	200,708
Net realized gain	549,289,208
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(123,308,442)
Futures contracts	242,973
Net change in unrealized appreciation (depreciation)	(123,065,469)
Net realized and unrealized gain	426,223,739
Net increase in net assets resulting from operations	$434,189,732

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations
Net investment income	$7,965,993	$30,134,128
Net realized gain	549,289,208	104,097,983
Net change in unrealized appreciation (depreciation)	(123,065,469)	357,900,256
Net increase in net assets resulting from operations	434,189,732	492,132,367
Increase (decrease) in net assets from capital stock activity	(568,062,651)	354,005,333
Total increase (decrease) in net assets	(133,872,919)	846,137,700
Net assets at beginning of period	3,127,470,980	2,281,333,280
Net assets at end of period	$2,993,598,061	$3,127,470,980
	Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,583,530	142,514,737	41,602,071	990,376,728
Redemptions	(24,601,187)	(707,421,881)	(24,886,181)	(629,023,178)
Net increase (decrease)	(20,017,657)	(564,907,144)	16,715,890	361,353,550
Class 2
Subscriptions	16,185	481,087	20,260	446,212
Redemptions	(22,467)	(655,503)	(68,798)	(1,582,964)
Net decrease	(6,282)	(174,416)	(48,538)	(1,136,752)
Class 3
Subscriptions	11,852	353,356	17,393	375,516
Redemptions	(111,566)	(3,334,447)	(282,094)	(6,586,981)
Net decrease	(99,714)	(2,981,091)	(264,701)	(6,211,465)
Total net increase (decrease)	(20,123,653)	(568,062,651)	16,402,651	354,005,333

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized
	Net asset value,	Net	and	Total from
	beginning of	investment	unrealized	investment
	period	income	gain (loss)	operations
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$27.91	0.08	4.57	4.65
Year Ended 12/31/2020	$23.85	0.24	3.82	4.06
Year Ended 12/31/2019	$18.84	0.27	4.74	5.01
Year Ended 12/31/2018	$20.48	0.24	(1.88)	(1.64)
Year Ended 12/31/2017	$17.00	0.20	3.28	3.48
Year Ended 12/31/2016	$15.49	0.22	1.29	1.51
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$27.21	0.05	4.45	4.50
Year Ended 12/31/2020	$23.31	0.18	3.72	3.90
Year Ended 12/31/2019	$18.47	0.21	4.63	4.84
Year Ended 12/31/2018	$20.12	0.18	(1.83)	(1.65)
Year Ended 12/31/2017	$16.75	0.15	3.22	3.37
Year Ended 12/31/2016	$15.29	0.18	1.28	1.46
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$27.54	0.07	4.50	4.57
Year Ended 12/31/2020	$23.57	0.21	3.76	3.97
Year Ended 12/31/2019	$18.65	0.24	4.68	4.92
Year Ended 12/31/2018	$20.29	0.21	(1.85)	(1.64)
Year Ended 12/31/2017	$16.87	0.18	3.24	3.42
Year Ended 12/31/2016	$15.38	0.20	1.29	1.49

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)	net assets	turnover	(000's)
Class 1
Six Months Ended 6/30/2021 (Unaudited)	$32.56	16.66%	0.68%(c)	0.68%(c)	0.56%(c)	65%	$2,947,627
Year Ended 12/31/2020	$27.91	17.02%	0.68%	0.68%	1.02%	92%	$3,085,119
Year Ended 12/31/2019	$23.85	26.59%	0.70%	0.69%	1.25%	129%	$2,237,714
Year Ended 12/31/2018	$18.84	(8.01%)	0.70%	0.69%	1.13%	55%	$1,775,821
Year Ended 12/31/2017	$20.48	20.47%	0.74%	0.74%	1.08%	51%	$1,934,400
Year Ended 12/31/2016	$17.00	9.75%	0.79%	0.77%	1.39%	115%	$1,670,305
Class 2
Six Months Ended 6/30/2021 (Unaudited)	$31.71	16.54%	0.93%(c)	0.93%(c)	0.33%(c)	65%	$12,897
Year Ended 12/31/2020	$27.21	16.73%	0.93%	0.93%	0.76%	92%	$11,239
Year Ended 12/31/2019	$23.31	26.21%	0.95%	0.94%	1.00%	129%	$10,760
Year Ended 12/31/2018	$18.47	(8.20%)	0.95%	0.94%	0.88%	55%	$9,255
Year Ended 12/31/2017	$20.12	20.12%	0.99%	0.99%	0.83%	51%	$10,507
Year Ended 12/31/2016	$16.75	9.55%	1.04%	1.02%	1.13%	115%	$8,549
Class 3
Six Months Ended 6/30/2021 (Unaudited)	$32.11	16.59%	0.81%(c)	0.81%(c)	0.45%(c)	65%	$33,074
Year Ended 12/31/2020	$27.54	16.84%	0.80%	0.80%	0.89%	92%	$31,113
Year Ended 12/31/2019	$23.57	26.38%	0.83%	0.81%	1.13%	129%	$32,859
Year Ended 12/31/2018	$18.65	(8.08%)	0.83%	0.82%	1.00%	55%	$31,196
Year Ended 12/31/2017	$20.29	20.27%	0.87%	0.87%	0.96%	51%	$42,254
Year Ended 12/31/2016	$16.87	9.69%	0.92%	0.90%	1.27%	115%	$42,830

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	15

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1. Organization

Variable Portfolio – Partners Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

16 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

18 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:

Asset derivatives

Statement
Risk exposure	of assets and liabilities
category	location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	242,973*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:

Amount of realized gain (loss) on derivatives recognized in income

Futures
contracts
Risk exposure category	($)
Equity risk	200,708

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Futures
contracts
Risk exposure category	($)
Equity risk	242,973

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:

Average notional
Derivative instrument	amounts ($)
Futures contracts — long	8,148,340*
Futures contracts — short	261,874**

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.

**Based on the ending daily outstanding amounts for the six months ended June 30, 2021.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of

20 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2021 was 0.67% of the Fund's average daily net assets.

Subadvisory agreements

The Investment Manager has entered into a Subadvisory Agreement with T. Rowe Price Associates, Inc., which subadvises a portion of the assets of the Fund. Effective May 1, 2021, the Investment Manager has entered into a Subadvisory Agreement with J.P. Morgan Investment Management Inc., to serve as a subadviser to the Fund. Prior to May 1, 2021, Jacobs Levy Equity Management, Inc. served as a subadviser to the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board of Trustees. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Service fees

The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2021, was 0.00% of the Fund's average daily net assets.

The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Distribution and/or service fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund's average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets:

Fee rate(s) contractual
through
April 30, 2022
Class 1	0.69%
Class 2	0.94
Class 3	0.815

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,829,590,230 and $2,401,400,599, respectively, for the six months ended June 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2021.

22 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

Note 7. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after

June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.

The Fund had no borrowings during the six months ended June 30, 2021.

Note 8. Significant risks

Information technology sector risk

The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Market and environment risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2021 (Unaudited)

The Fund's performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At June 30, 2021, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

24 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

The Board has appointed the Investment Manager as the program administrator for the Fund's Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:

•the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;

•there were no material changes to the Program during the period;

•the implementation of the Program was effective to manage the Fund's liquidity risk; and

•the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under subadvisory agreements (the Subadvisory Agreements) among the Investment Manager and each of J.P. Morgan Investment Management Inc. (JP Morgan) and T. Rowe Price Associates, Inc. (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board) at its March 22, 2021 Board meeting (the March Meeting), considered the initial approval of the Subadvisory Agreement between the Investment Manager and JP Morgan with respect to the Fund. At meetings held on March 12, 2021, March 19, 2021 and March 22, 2021, independent legal counsels (Independent Legal Counsel) to the independent Board members (the Independent Trustees) reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Contracts, Compliance, and Investment Oversight Committees in connection with the Board's evaluation of JP Morgan's proposed services. The Trustees held discussions with the Investment Manager and JP Morgan and reviewed and considered various written materials and oral presentations in connection with the evaluation of JP Morgan's proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and JP Morgan's investment strategy/style and performance and from the Compliance Committee, with respect to the code of ethics and compliance program of JP Morgan. In considering the Subadvisory Agreement, the Board reviewed, among other things:

•Terms of the Subadvisory Agreement;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

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APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

•Descriptions of various services proposed to be performed by JP Morgan under the Subadvisory Agreement, including portfolio management and portfolio trading practices;

•Information regarding the experience and resources of JP Morgan, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of JP Morgan's compliance program; and

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with JP Morgan on March 22, 2021.

On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by Independent Legal Counsel in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;

•Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Terms of the Advisory Agreements;

•Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

26 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

•Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•Report provided by the Board's independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

When considering the approval of the Subadvisory Agreement with JP Morgan, the Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by JP Morgan as a subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of JP Morgan. The Board considered the diligence and selection process undertaken by the Investment Manager to select JP Morgan, including the Investment Manager's rationale for recommending JP Morgan, and the process for monitoring JP Morgan's ongoing performance of services for the Fund. The Board observed that JP Morgan's compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding JP Morgan's ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of JP Morgan. The Board also noted the presentation by JP Morgan to the Board's Investment Oversight Committee.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board noted the Investment Manager's representation that JP Morgan has experience subadvising registered mutual funds.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement with JP Morgan.

When considering the renewal of the Advisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.

In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021	27

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager's representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.

Investment performance

When considering the approval of the Subadvisory Agreement with JP Morgan, the Board observed JP Morgan's relevant performance results versus the Fund's benchmark and versus peers over various periods. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of JP Morgan, in light of other considerations, supported the approval of the Subadvisory Agreement.

When considering the renewal of the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund's performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund's performance for certain periods ranked above median based on information provided by Broadridge.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser and management's representations that the Investment Manager's profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager's and Subadvisers' performance and reputation generally and the Investment Manager's evaluation of each Subadviser's contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.

28 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund

When considering the approval of the Subadvisory Agreement with JP Morgan, the Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to JP Morgan would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for JP Morgan were within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund's expense ratio also remained within the range of other peers. Additionally, the Board considered the expected slight increase in total profitability of the Investment Manager and its affiliates in connection with the hiring of JP Morgan. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to JP Morgan thereunder, the Board did not consider the profitability to JP Morgan from its relationship with the Fund.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement with JP Morgan.

When considering the renewal of the Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to the Investment Manager's profitability.

The Board considered the reports of JDL, which assisted in the Board's analysis of the Funds' performance and expenses and the reasonableness of the Funds' fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing

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APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund's net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.

When considering the approval of the Subadvisory Agreement with JP Morgan, the Board considered the expected slight increase in profitability to the Investment Manager from its management agreement with the Fund as a result of the proposed engagement of JP Morgan. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund).

When considering the renewal of the Advisory Agreements, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement and Subadvisory Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement with JP Morgan on March 22, 2021 and the continuation of the Management Agreement and the Subadvisory Agreements on June 15, 2021. In reaching its conclusions, no single factor was determinative.

On March 22, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement with JP Morgan appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreement. On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

30 Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Partners Core Equity Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.

© 2021 Columbia Management Investment Advisers, LLC.

C-2071 AR (8/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Variable Series Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	August 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	August 20, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	August 20, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	August 20, 2021